UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-58433

BMO Funds, Inc.

(Exact name of registrant as specified in charter)

111 East Kilbourn Avenue, Suite 200

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

John M. Blaser

BMO Asset Management Corp.

111 East Kilbourn Avenue, Suite 200

Milwaukee, WI 53202

(Name and address of agent for service)

Copies to:

Michael P. O'Hare, Esq.

Stradley, Ronon, Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

Registrant's telephone number, including area code: (800) 236-3863

Date of fiscal year end: August 31

Date of reporting period: February 29, 2020

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act").

BMO Funds	February 29, 2020

Semi-Annual

report

Equity Funds

International & Global Funds

Alternative Funds

Fixed Income Funds

Money Market Funds

Notification of electronic delivery of shareholder materials

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your broker/dealer, investment professional, or financial institution. Instead, the reports will be made available online at bmofunds.com/documents, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by calling 1-800-236-FUND (3863), by sending an email request to bmofundsus.services@bmo.com, or by asking your broker/dealer, investment professional, or financial institution.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call the Funds toll-free at 1-800-236-FUND (3863) or send an email request to bmofundsus.services@bmo.com. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Funds.

Financial Information

Expense Example			1

Schedules of Investments:

Equity Funds:		Fixed Income Funds:
BMO Low Volatility Equity Fund	3	BMO Ultra Short Tax-Free Fund	36
BMO Dividend Income Fund	5	BMO Short Tax-Free Fund	38
BMO Large-Cap Value Fund	6	BMO Short-Term Income Fund	41
BMO Large-Cap Growth Fund	8	BMO Intermediate Tax-Free Fund	46
BMO Mid-Cap Value Fund	10	BMO Strategic Income Fund	48
BMO Mid-Cap Growth Fund	12	BMO Corporate Income Fund	52
BMO Small-Cap Value Fund	14	BMO Core Plus Bond Fund	55
BMO Small-Cap Core Fund	16	BMO High Yield Bond Fund	59
BMO Small Cap Growth Fund	19	Money Market Funds:
International and Global Funds:		BMO Government Money Market Fund	62
BMO Global Low Volatility Equity Fund	21	BMO Tax-Free Money Market Fund	65
BMO Disciplined International Equity Fund	24	BMO Prime Money Market Fund	67
BMO Pyrford International Stock Fund	25	BMO Institutional Prime Money Market Fund	69
BMO LGM Emerging Markets Equity Fund	27
Alternative Funds:
BMO Alternative Strategies Fund	28

Notes to Schedules of Investments			73
Statements of Assets and Liabilities			74
Statements of Operations			80
Statements of Changes in Net Assets			86
Financial Highlights			94
Notes to Financial Statements			106

Shareholder Report Disclosure of Directors’ Approval for Advisory Fee Reduction			136

Not FDIC Insured	No Bank Guarantee	May Lose Value

Expense Example (Unaudited)

For the Six Months Ended February 29, 2020

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended February 29, 2020 (9/1/19-2/29/20).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual Expenses			Hypothetical Expenses
Fund	Beginning account value 9/1/19	Ending account value 2/29/20	Expenses paid during period 9/1/19- 2/29/20(1)	Ending account value 2/29/20	Expenses paid during period 9/1/19- 2/29/20(1)	Annualized Expense Ratio(1)
Low Volatility Equity Fund
Advisor	$1,000.00	$953.30	$4.37	$1,020.39	$4.52	0.90%
Institutional	1,000.00	954.70	3.16	1,021.63	3.27	0.65
Dividend Income Fund
Advisor	1,000.00	972.10	4.41	1,020.39	4.52	0.90
Institutional	1,000.00	973.30	3.19	1,021.63	3.27	0.65
Large-Cap Value Fund
Advisor	1,000.00	961.50	3.85	1,020.93	3.97	0.79
Institutional	1,000.00	963.50	2.64	1,022.18	2.72	0.54
Retirement class R-6	1,000.00	963.30	1.90	1,022.92	1.96	0.39
Large-Cap Growth Fund
Investor	1,000.00	1,007.90	3.94	1,020.93	3.97	0.79
Advisor	1,000.00	1,007.50	3.94	1,020.93	3.97	0.79
Institutional	1,000.00	1,009.00	2.70	1,022.18	2.72	0.54
Retirement class R-6	1,000.00	1,009.20	1.95	1,022.92	1.96	0.39
Mid-Cap Value Fund
Advisor	1,000.00	965.60	6.06	1,018.70	6.22	1.24
Institutional	1,000.00	967.10	4.84	1,019.94	4.97	0.99
Retirement class R-6	1,000.00	967.40	4.11	1,020.69	4.22	0.84
Mid-Cap Growth Fund
Advisor	1,000.00	983.20	6.11	1,018.70	6.22	1.24
Institutional	1,000.00	984.90	4.89	1,019.94	4.97	0.99
Retirement class R-6	1,000.00	985.00	4.15	1,020.69	4.22	0.84
Small-Cap Value Fund
Advisor	1,000.00	933.20	5.96	1,018.70	6.22	1.24
Institutional	1,000.00	933.40	4.76	1,019.94	4.97	0.99
Retirement class R-6	1,000.00	934.90	4.04	1,020.69	4.22	0.84

Expense Example (Unaudited) (continued)

	Actual Expenses			Hypothetical Expenses
Fund	Beginning account value 9/1/19	Ending account value 2/29/20	Expenses paid during period 9/1/19- 2/29/20(1)	Ending account value 2/29/20	Expenses paid during period 9/1/19- 2/29/20(1)	Annualized Expense Ratio(1)
Small-Cap Core Fund
Advisor	1,000.00	952.00	5.58	1,019.14	5.77	1.15
Institutional	1,000.00	953.50	4.37	1,020.39	4.52	0.90
Small-Cap Growth Fund
Advisor	1,000.00	1,008.20	6.19	1,018.70	6.22	1.24
Institutional	1,000.00	1,009.70	4.95	1,019.94	4.97	0.99
Global Low Volatility Equity Fund
Investor	1,000.00	1,000.00	0.00	1,024.86	0.00	0.00
Advisor	1,000.00	956.90	5.35	1,019.39	5.52	1.10
Institutional	1,000.00	957.20	4.14	1,020.64	4.27	0.85
Disciplined International Equity Fund
Advisor	1,000.00	990.50	5.74	1,019.10	5.82	1.16
Institutional	1,000.00	992.20	4.51	1,020.34	4.57	0.91
Pyrford International Stock Fund
Advisor	1,000.00	996.90	5.91	1,018.95	5.97	1.19
Institutional	1,000.00	999.00	4.67	1,020.19	4.72	0.94
Retirement class R-6	1,000.00	999.00	3.93	1,020.93	3.97	0.79
LGM Emerging Markets Equity Fund
Investor	1,000.00	1,000.00	0.00	1,024.86	0.00	0.00
Advisor	1,000.00	980.70	6.89	1,017.90	7.02	1.40
Institutional	1,000.00	981.20	5.66	1,019.14	5.77	1.15
Alternative Strategies Fund
Advisor	1,000.00	938.10	8.19	1,016.36	8.52	1.70
Institutional	1,000.00	939.90	6.99	1,017.65	7.27	1.45
Ultra Short Tax-Free Fund
Advisor	1,000.00	1,008.00	2.75	1,022.13	2.77	0.55
Institutional	1,000.00	1,008.20	1.50	1,023.37	1.51	0.30
Short Tax-Free Fund
Advisor	1,000.00	1,012.30	2.75	1,022.13	2.77	0.55
Institutional	1,000.00	1,012.10	2.00	1,022.87	2.01	0.40
Short-Term Income Fund
Advisor	1,000.00	1,017.40	3.01	1,021.88	3.02	0.60
Institutional	1,000.00	1,018.60	1.76	1,023.12	1.76	0.35
Intermediate Tax-Free Fund
Investor	1,000.00	1,027.90	2.67	1,022.23	2.66	0.53
Advisor	1,000.00	1,028.00	2.62	1,022.28	2.61	0.52
Institutional	1,000.00	1,029.20	1.51	1,023.37	1.51	0.30
Strategic Income Fund
Investor	1,000.00	1,021.90	4.02	1,020.89	4.02	0.80
Advisor	1,000.00	1,021.90	4.02	1,020.89	4.02	0.80
Institutional	1,000.00	1,024.30	2.77	1,022.13	2.77	0.55
Corporate Income Fund
Investor	1,000.00	1,040.30	2.99	1,021.93	2.97	0.59
Advisor	1,000.00	1,040.30	2.99	1,021.93	2.97	0.59
Institutional	1,000.00	1,041.30	2.03	1,022.87	2.01	0.40
Core Plus Bond Fund
Investor	1,000.00	1,028.80	2.82	1,022.08	2.82	0.56
Advisor	1,000.00	1,028.90	2.82	1,022.08	2.82	0.56
Institutional	1,000.00	1,030.10	1.56	1,023.32	1.56	0.31
High Yield Bond Fund
Advisor	1,000.00	1,000.00	4.48	1,020.39	4.52	0.90
Institutional	1,000.00	1,001.20	3.23	1,021.63	3.27	0.65
Government Money Market Fund
Investor	1,000.00	1,006.70	2.25	1,022.63	2.26	0.45
Premier	1,000.00	1,007.90	1.00	1,023.87	1.01	0.20
Tax-Free Money Market Fund
Investor	1,000.00	1,004.20	2.24	1,022.63	2.26	0.45
Premier	1,000.00	1,005.50	1.00	1,023.87	1.01	0.20
Prime Money Market Fund
Investor	1,000.00	1,007.40	2.25	1,022.63	2.26	0.45
Premier	1,000.00	1,008.70	1.00	1,023.87	1.01	0.20
Institutional Prime Money Market Fund
Investor	1,000.00	1,007.50	2.25	1,022.63	2.26	0.45
Premier	1,000.00	1,008.70	1.00	1,023.87	1.01	0.20

(1)

Expenses are equal to the Funds’ annualized expense ratios for the period September 1, 2019 through February 29, 2020, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). These expenses and ratios are exclusive of acquired fund fees and expenses.

February 29, 2020 (Unaudited)

Schedules of Investments	BMO Funds

Low Volatility Equity Fund

Description	Shares	Value
Common Stocks — 97.1%

Communication Services — 5.5%

Advertising — 1.1%
Omnicom Group, Inc. (1)	43,323	$3,001,417

Broadcasting — 0.2%
Discovery, Inc., Class A (1) (2)	24,403	627,157

Cable & Satellite — 1.2%
Charter Communications, Inc., Class A (2)	4,039	1,991,913
Sirius XM Holdings, Inc. (1)	184,546	1,170,022

		3,161,935

Integrated Telecommunication Services — 2.8%
AT&T, Inc. (1)	65,573	2,309,481
Verizon Communications, Inc.	97,612	5,286,666

		7,596,147

Publishing — 0.2%
John Wiley & Sons, Inc., Class A (1)	11,040	410,578

Total Communication Services		14,797,234

Consumer Discretionary — 8.3%

Apparel Retail — 0.6%
TJX Cos., Inc.	26,528	1,586,374

Automotive Retail — 1.9%
AutoZone, Inc. (2)	5,086	5,251,346

Computer & Electronics Retail — 0.3%
Best Buy Co., Inc.	11,316	856,055

Education Services — 1.7%
Bright Horizons Family Solutions, Inc. (2)	23,555	3,701,668
Graham Holdings Co., Class B	1,664	836,793

		4,538,461

General Merchandise Stores — 2.3%
Dollar General Corp.	17,392	2,614,018
Target Corp.	33,836	3,485,108

		6,099,126

Internet Software & Services — 0.2%
eBay, Inc.	18,706	647,976

Restaurants — 0.9%
Brinker International, Inc. (1)	13,485	463,210
Darden Restaurants, Inc. (1)	21,421	2,088,547

		2,551,757

Specialized Consumer Services — 0.4%
ServiceMaster Global Holdings, Inc. (1) (2)	30,493	1,090,735

Total Consumer Discretionary		22,621,830

Consumer Staples — 20.7%

Agricultural Products — 1.7%
Ingredion, Inc.	55,149	4,593,912

Food Distributors — 3.5%
Sysco Corp.	70,797	4,718,620
U.S. Foods Holding Corp. (2)	144,329	4,855,228

		9,573,848

Food Retail — 4.8%
Casey’s General Stores, Inc. (1)	10,048	1,638,025
Kroger Co. (1)	234,041	6,583,573

Description	Shares	Value
Common Stocks (continued)

Consumer Staples (continued)

Food Retail (continued)
Sprouts Farmers Market, Inc. (2)	306,338	$4,895,281

		13,116,879

Household Products — 0.5%
Church & Dwight Co., Inc.	11,135	774,105
Procter & Gamble Co.	6,118	692,741

		1,466,846

Hypermarkets & Super Centers — 4.5%
Costco Wholesale Corp.	23,191	6,519,918
Walmart, Inc.	54,113	5,826,888

		12,346,806

Packaged Foods & Meats — 3.5%
Flowers Foods, Inc. (1)	102,791	2,213,090
Hershey Co.	32,053	4,615,311
J.M. Smucker Co. (1)	4,951	509,904
Kellogg Co. (1)	11,316	684,279
Lamb Weston Holdings, Inc.	15,414	1,339,322

		9,361,906

Soft Drinks — 2.2%
PepsiCo, Inc.	44,538	5,880,352

Total Consumer Staples		56,340,549

Energy — 2.0%

Integrated Oil & Gas — 1.8%
Chevron Corp.	41,156	3,841,501
Exxon Mobil Corp. (1)	21,501	1,106,011

		4,947,512

Oil & Gas-Exploration & Production — 0.2%
ConocoPhillips	9,754	472,289

Total Energy		5,419,801

Financials — 14.4%

Asset Management & Custody Banks — 0.2%
Bank of New York Mellon Corp.	16,426	655,397

Consumer Finance — 0.8%
American Express Co. (1)	20,256	2,226,742

Financial Exchanges & Data — 1.2%
Morningstar, Inc. (1)	21,886	3,215,054

Life & Health Insurance — 1.9%
Aflac, Inc.	122,718	5,258,466

Property & Casualty Insurance — 4.4%
Allstate Corp.	54,624	5,749,176
Axis Capital Holdings, Ltd.	74,273	4,168,201
Travelers Cos., Inc.	15,809	1,894,076

		11,811,453

Regional Banks — 2.8%
Citizens Financial Group, Inc.	82,638	2,618,798
PNC Financial Services Group, Inc. (1)	25,252	3,191,853
Popular, Inc. (1)	27,513	1,320,074
Regions Financial Corp.	31,335	423,649

		7,554,374

Reinsurance — 3.1%
Everest Re Group, Ltd. (1)	23,542	5,835,591
RenaissanceRe Holdings, Ltd.	15,103	2,573,551

		8,409,142

Total Financials		39,130,628

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

February 29, 2020 (Unaudited)

Schedules of Investments

Low Volatility Equity Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Healthcare — 11.2%

Biotechnology — 0.8%
Amgen, Inc.	6,909	$1,379,935
Gilead Sciences, Inc.	10,789	748,325

		2,128,260

Healthcare Equipment — 2.9%
Baxter International, Inc.	51,114	4,266,485
Medtronic PLC	35,580	3,581,839

		7,848,324

Healthcare Facilities — 0.2%
Universal Health Services, Inc., Class B (1)	5,070	627,362

Healthcare Services — 0.1%
MEDNAX, Inc. (1) (2)	13,546	231,501

Pharmaceuticals — 7.2%
Eli Lilly & Co. (1)	43,553	5,493,340
Johnson & Johnson	29,505	3,967,832
Merck & Co., Inc.	66,164	5,065,516
Pfizer, Inc.	153,587	5,132,878

		19,659,566

Total Healthcare		30,495,013

Industrials — 6.8%

Aerospace & Defense — 2.9%
Lockheed Martin Corp. (1)	15,634	5,782,547
Northrop Grumman Corp. (1)	6,438	2,117,072

		7,899,619

Environmental & Facilities Services — 3.6%
Republic Services, Inc.	37,883	3,419,320
Waste Management, Inc. (1)	58,842	6,520,282

		9,939,602

Industrial Conglomerates — 0.3%
Carlisle Cos., Inc.	5,237	760,884

Total Industrials		18,600,105

Information Technology — 4.6%

Application Software — 0.9%
Citrix Systems, Inc. (1)	24,683	2,551,975

Communications Equipment — 2.1%
Motorola Solutions, Inc.	33,535	5,556,079

Data Processing & Outsourced Services — 1.4%
Genpact, Ltd.	96,030	3,693,314

Internet Services & Infrastructure — 0.2%
Palo Alto Networks, Inc. (1) (2)	3,142	580,076

Total Information Technology		12,381,444

Materials — 2.5%

Gold — 2.5%
Newmont Corp.	153,667	6,858,158

Real Estate — 7.5%

Hotel & Resort REIT’s — 1.0%
Apple Hospitality REIT, Inc. (1)	218,499	2,855,782

Office REIT’s — 2.1%
Equity Commonwealth	161,385	5,077,172

Description	Shares	Value
Common Stocks (continued)

Real Estate (continued)

Office REIT’s (continued)
Piedmont Office Realty Trust, Inc., Class A	25,442	$549,293

		5,626,465

Residential REIT’s — 1.6%
Equity LifeStyle Properties, Inc. (1)	38,672	2,642,458
Essex Property Trust, Inc.	5,870	1,663,323

		4,305,781

Specialized REIT’s — 2.8%
CubeSmart (1)	21,661	655,678
Extra Space Storage, Inc. (1)	11,290	1,133,064
Life Storage, Inc. (1)	6,390	689,545
Public Storage	24,689	5,162,964

		7,641,251

Total Real Estate		20,429,279

Utilities — 13.6%

Electric Utilities — 11.2%
American Electric Power Co., Inc.	72,113	6,436,806
Avangrid, Inc. (1)	45,974	2,284,448
Duke Energy Corp.	43,875	4,023,338
Entergy Corp.	54,919	6,420,580
Evergy, Inc. (1)	38,025	2,484,934
Exelon Corp.	129,256	5,572,226
Xcel Energy, Inc. (1)	52,362	3,263,200

		30,485,532

Multi-Utilities — 2.4%
Ameren Corp.	51,046	4,032,634
CMS Energy Corp. (1)	14,613	882,917
Public Service Enterprise Group, Inc.	27,979	1,435,603

		6,351,154

Total Utilities		36,836,686

Total Common Stocks (identified cost $242,777,306)		263,910,727

Short-Term Investments — 22.9%

Collateral Pool Investments for Securities on Loan — 18.3%
Collateral pool allocation (3)		49,729,451

Mutual Funds — 4.6%
BMO Institutional Prime Money Market Fund — Premier Class, 1.550% (4)	12,496,642	12,497,892

Total Short-Term Investments (identified cost $62,227,186)		62,227,343

Total Investments — 120.0% (identified cost $305,004,492)		326,138,070
Other Assets and Liabilities — (20.0)%		(54,426,075)

Total Net Assets — 100.0%		$271,711,995

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Dividend Income Fund

Description	Shares	Value
Common Stocks — 97.8%

Communication Services — 8.3%

Broadcasting — 0.6%
Nexstar Media Group, Inc., Class A (1)	14,744	$1,695,265

Cable & Satellite — 2.8%
Comcast Corp., Class A	198,661	8,031,864

Integrated Telecommunication Services — 4.9%
AT&T, Inc.	171,268	6,032,059
Verizon Communications, Inc.	153,472	8,312,044

		14,344,103

Total Communication Services		24,071,232

Consumer Discretionary — 6.0%

Apparel, Accessories & Luxury Goods — 1.0%
Ralph Lauren Corp.	27,822	2,935,499

Computer & Electronics Retail — 1.2%
Best Buy Co., Inc.	45,195	3,419,002

General Merchandise Stores — 1.1%
Target Corp.	30,243	3,115,029

Home Improvement Retail — 1.8%
Lowe’s Cos., Inc.	48,569	5,175,998

Hotels, Resorts & Cruise Lines — 0.9%
Wyndham Destinations, Inc. (1)	70,326	2,806,008

Total Consumer Discretionary		17,451,536

Consumer Staples — 5.8%

Food Distributors — 2.2%
Sysco Corp.	96,303	6,418,595

Hypermarkets & Super Centers — 1.2%
Walmart, Inc.	32,594	3,509,722

Packaged Foods & Meats — 0.9%
Tyson Foods, Inc., Class A (1)	36,671	2,487,394

Soft Drinks — 1.5%
PepsiCo, Inc.	33,914	4,477,665

Total Consumer Staples		16,893,376

Energy — 6.7%

Integrated Oil & Gas — 1.6%
Chevron Corp.	50,611	4,724,031

Oil & Gas-Exploration & Production — 1.1%
ConocoPhillips	67,625	3,274,403

Oil & Gas-Refining & Marketing — 2.3%
Marathon Petroleum Corp.	56,770	2,692,033
Valero Energy Corp.	59,775	3,960,094

		6,652,127

Oil & Gas-Storage & Transportation — 1.7%
Kinder Morgan, Inc. (1)	252,177	4,834,233

Total Energy		19,484,794

Financials — 15.0%

Asset Management & Custody Banks — 1.3%
Ameriprise Financial, Inc.	27,383	3,869,218

Consumer Finance — 2.4%
Discover Financial Services	22,501	1,475,615
Navient Corp.	139,733	1,569,202

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Consumer Finance (continued)
Synchrony Financial (1)	133,845	$3,894,889

		6,939,706

Diversified Banks — 4.7%
Bank of America Corp.	50,521	1,439,848
Citigroup, Inc.	118,310	7,507,953
Wells Fargo & Co.	117,556	4,802,163

		13,749,964

Investment Banking & Brokerage — 2.2%
Morgan Stanley (1)	144,041	6,486,166

Property & Casualty Insurance — 1.6%
Allstate Corp.	42,784	4,503,016

Regional Banks — 2.0%
Citizens Financial Group, Inc.	139,461	4,419,519
KeyCorp	85,239	1,393,658

		5,813,177

Reinsurance — 0.8%
Reinsurance Group of America, Inc.	19,707	2,404,845

Total Financials		43,766,092

Healthcare — 12.4%

Biotechnology — 1.9%
AbbVie, Inc.	45,668	3,914,204
Gilead Sciences, Inc.	22,711	1,575,235

		5,489,439

Healthcare Equipment — 1.0%
Medtronic PLC	29,841	3,004,093

Healthcare Services — 1.2%
CVS Health Corp.	59,259	3,506,948

Pharmaceuticals — 8.3%
Bristol-Myers Squibb Co.	56,750	3,351,655
Eli Lilly & Co. (1)	17,588	2,218,374
Johnson & Johnson	58,921	7,923,696
Merck & Co., Inc.	80,264	6,145,012
Pfizer, Inc.	132,759	4,436,806

		24,075,543

Total Healthcare		36,076,023

Industrials — 9.0%

Aerospace & Defense — 2.5%
Boeing Co.	18,741	5,155,836
Lockheed Martin Corp. (1)	5,588	2,066,834

		7,222,670

Airlines — 1.7%
Alaska Air Group, Inc.	41,975	2,118,059
Delta Air Lines, Inc. (1)	61,801	2,850,880

		4,968,939

Building Products — 0.7%
Trane Technologies PLC	16,752	2,161,678

Construction Machinery & Heavy Trucks — 1.3%
Caterpillar, Inc.	29,626	3,680,734

Electrical Components & Equipment — 1.0%
Hubbell, Inc. (1)	22,938	3,056,259

Industrial Machinery — 1.0%
Parker-Hannifin Corp. (1)	8,975	1,658,311

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

February 29, 2020 (Unaudited)

Schedules of Investments

Dividend Income Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Industrial Machinery (continued)
Timken Co.	30,360	$1,361,342

		3,019,653

Railroads — 0.8%
Union Pacific Corp. (1)	14,045	2,244,532

Total Industrials		26,354,465

Information Technology — 19.6%

Communications Equipment — 3.0%
Cisco Systems, Inc.	160,974	6,427,692
Motorola Solutions, Inc.	13,148	2,178,360

		8,606,052

Data Processing & Outsourced Services — 0.4%
Sabre Corp. (1)	72,559	987,891

IT Consulting & Other Services — 0.8%
Amdocs, Ltd.	38,125	2,430,469

Semiconductor Equipment — 2.3%
Applied Materials, Inc.	36,302	2,109,872
KLA Corp. (1)	15,003	2,306,111
Lam Research Corp.	8,022	2,353,896

		6,769,879

Semiconductors — 6.7%
Broadcom, Inc.	25,295	6,895,923
Intel Corp.	57,377	3,185,571
QUALCOMM, Inc. (1)	65,805	5,152,531
Texas Instruments, Inc. (1)	38,598	4,405,576

		19,639,601

Systems Software — 5.7%
Microsoft Corp.	74,950	12,142,649
Oracle Corp. (1)	91,828	4,541,813

		16,684,462

Technology Hardware, Storage & Peripherals — 0.7%
NetApp, Inc. (1)	45,993	2,148,793

Total Information Technology		57,267,147

Materials — 3.0%

Diversified Chemicals — 1.4%
Huntsman Corp. (1)	214,091	4,054,884

Fertilizers & Agricultural Chemicals — 0.9%
CF Industries Holdings, Inc. (1)	73,644	2,714,518

Paper Packaging — 0.7%
WestRock Co.	58,885	1,957,926

Total Materials		8,727,328

Real Estate — 7.4%

Hotel & Resort REIT’s — 1.8%
Host Hotels & Resorts, Inc. (1)	370,890	5,370,487

Residential REIT’s — 0.5%
Camden Property Trust	14,753	1,563,523

Retail REIT’s — 1.8%
National Retail Properties, Inc.	29,048	1,477,091
Simon Property Group, Inc. (1)	30,423	3,744,463

		5,221,554

Specialized REIT’s — 3.3%
CyrusOne, Inc.	25,685	1,555,997

Description	Shares	Value
Common Stocks (continued)

Real Estate (continued)

Specialized REIT’s (continued)
Gaming and Leisure Properties, Inc.	58,048	$2,593,004
Lamar Advertising Co., Class A (1)	64,611	5,410,525

		9,559,526

Total Real Estate		21,715,090

Utilities — 4.6%

Electric Utilities — 2.4%
Entergy Corp.	18,432	2,154,885
Exelon Corp.	75,736	3,264,979
NRG Energy, Inc.	51,878	1,722,869

		7,142,733

Independent Power Producers & Energy Traders — 2.2%
AES Corp.	379,032	6,341,205

Total Utilities		13,483,938

Total Common Stocks (identified cost $270,384,813)		285,291,021

Short-Term Investments — 23.9%

Collateral Pool Investments for Securities on Loan — 21.8%
Collateral pool allocation (3)		63,732,746

Mutual Funds — 2.1%
BMO Institutional Prime Money Market Fund — Premier Class, 1.550% (4)	6,049,890	6,050,495

Total Short-Term Investments (identified cost $69,782,797)		69,783,241

Total Investments — 121.7% (identified cost $340,167,610)		355,074,262
Other Assets and Liabilities — (21.7)%		(63,422,430)

Total Net Assets — 100.0%		$291,651,832

Large-Cap Value Fund

Description	Shares	Value
Common Stocks — 97.6%

Communication Services — 5.9%

Broadcasting — 1.6%
Discovery, Inc., Class A (1) (2)	204,913	$5,266,264

Cable & Satellite — 2.3%
Comcast Corp., Class A	184,683	7,466,734

Integrated Telecommunication Services — 2.0%
Verizon Communications, Inc.	116,547	6,312,185

Total Communication Services		19,045,183

Consumer Discretionary — 6.3%

Apparel, Accessories & Luxury Goods — 0.5%
Ralph Lauren Corp.	16,599	1,751,361

Footwear — 0.9%
Deckers Outdoor Corp. (1) (2)	17,511	3,043,412

General Merchandise Stores — 1.5%
Target Corp.	46,210	4,759,630

Homebuilding — 1.0%
PulteGroup, Inc.	81,231	3,265,486

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Large-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Consumer Discretionary (continued)

Homefurnishing Retail — 0.5%
Williams-Sonoma, Inc. (1)	24,337	$1,518,385

Internet & Direct Marketing Retail — 1.4%
Expedia Group, Inc.	44,374	4,376,164

Leisure Products — 0.5%
Polaris, Inc.	18,633	1,537,781

Total Consumer Discretionary		20,252,219

Consumer Staples — 10.0%

Food Distributors — 1.6%
Sysco Corp.	14,410	960,427
U.S. Foods Holding Corp. (2)	127,035	4,273,457

		5,233,884

Food Retail — 0.7%
Kroger Co. (1)	77,154	2,170,342

Household Products — 2.0%
Procter & Gamble Co.	55,583	6,293,663

Hypermarkets & Super Centers — 2.6%
Walmart, Inc.	78,676	8,471,832

Packaged Foods & Meats — 2.1%
General Mills, Inc. (1)	30,104	1,475,096
Hershey Co. (1)	20,597	2,965,762
Tyson Foods, Inc., Class A (1)	31,140	2,112,226

		6,553,084

Soft Drinks — 1.0%
PepsiCo, Inc.	25,257	3,334,682

Total Consumer Staples		32,057,487

Energy — 4.3%

Integrated Oil & Gas — 1.0%
Chevron Corp.	33,966	3,170,387

Oil & Gas-Drilling — 0.8%
Helmerich & Payne, Inc. (1)	70,335	2,594,658

Oil & Gas-Exploration & Production — 2.5%
Cabot Oil & Gas Corp. (1)	239,065	3,330,175
ConocoPhillips	97,340	4,713,203

		8,043,378

Total Energy		13,808,423

Financials — 24.2%

Asset Management & Custody Banks — 1.1%
Ameriprise Financial, Inc.	25,419	3,591,705

Consumer Finance — 2.1%
American Express Co. (1)	25,500	2,803,215
Capital One Financial Corp.	43,012	3,796,239

		6,599,454

Diversified Banks — 6.4%
Bank of America Corp.	308,442	8,790,597
Citigroup, Inc.	144,428	9,165,401
Wells Fargo & Co.	61,387	2,507,659

		20,463,657

Investment Banking & Brokerage — 3.2%
Morgan Stanley (1)	172,271	7,757,363

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Investment Banking & Brokerage (continued)
Raymond James Financial, Inc. (1)	31,621	$2,644,464

		10,401,827

Property & Casualty Insurance — 4.0%
Allstate Corp.	70,910	7,463,278
Travelers Cos., Inc.	44,440	5,324,356

		12,787,634

Regional Banks — 4.4%
Citizens Financial Group, Inc.	185,354	5,873,868
KeyCorp	240,402	3,930,573
Regions Financial Corp.	214,743	2,903,325
Zions Bancorp NA (1)	40,280	1,609,186

		14,316,952

Reinsurance — 3.0%
Everest Re Group, Ltd. (1)	24,607	6,099,583
Reinsurance Group of America, Inc.	29,425	3,590,733

		9,690,316

Total Financials		77,851,545

Healthcare — 16.2%

Biotechnology — 1.7%
Alexion Pharmaceuticals, Inc. (2)	33,345	3,135,430
Exelixis, Inc. (2)	123,921	2,303,692

		5,439,122

Healthcare Equipment — 5.9%
Baxter International, Inc.	80,683	6,734,610
Hill-Rom Holdings, Inc. (1)	30,154	2,896,291
Hologic, Inc. (2)	56,823	2,677,500
Medtronic PLC	66,372	6,681,669

		18,990,070

Healthcare Technology — 0.7%
Cerner Corp. (1)	31,522	2,183,529

Pharmaceuticals — 7.9%
Eli Lilly & Co. (1)	43,823	5,527,395
Jazz Pharmaceuticals PLC (1) (2)	17,266	1,978,338
Johnson & Johnson	46,277	6,223,331
Merck & Co., Inc.	68,699	5,259,596
Pfizer, Inc.	196,515	6,567,531

		25,556,191

Total Healthcare		52,168,912

Industrials — 8.8%

Aerospace & Defense — 1.1%

Northrop Grumman Corp. (1)	10,686	3,513,984

Agricultural & Farm Machinery — 1.1%
AGCO Corp. (1)	55,784	3,371,027

Airlines — 2.0%
Southwest Airlines Co.	64,789	2,992,604
United Airlines Holdings, Inc. (2)	57,860	3,563,597

		6,556,201

Building Products — 1.5%
Fortune Brands Home & Security, Inc. (1)	37,232	2,299,076
Masco Corp.	64,003	2,644,604

		4,943,680

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

February 29, 2020 (Unaudited)

Schedules of Investments

Large-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Construction Machinery & Heavy Trucks — 1.3%
Allison Transmission Holdings, Inc.	99,379	$4,034,788

Electrical Components & Equipment — 0.5%
Hubbell, Inc. (1)	11,797	1,571,832

Railroads — 0.8%
Kansas City Southern (1)	17,490	2,635,393

Trading Companies & Distributors — 0.5%
United Rentals, Inc. (2)	13,259	1,756,553

Total Industrials		28,383,458

Information Technology — 9.4%

Communications Equipment — 1.9%
Cisco Systems, Inc.	64,736	2,584,909
F5 Networks, Inc. (2)	28,201	3,382,710

		5,967,619

Internet Services & Infrastructure — 1.0%
Akamai Technologies, Inc. (1) (2)	36,843	3,187,288

IT Consulting & Other Services — 0.7%
CACI International, Inc., Class A (2)	9,517	2,331,855

Semiconductors — 2.6%
Intel Corp.	149,579	8,304,626

Systems Software — 3.2%
Microsoft Corp.	31,951	5,176,381
Oracle Corp. (1)	107,008	5,292,616

		10,468,997

Total Information Technology		30,260,385

Materials — 1.6%

Metal & Glass Containers — 0.6%
Berry Global Group, Inc. (2)	54,610	2,072,996

Paper Packaging — 0.5%
WestRock Co.	44,190	1,469,317

Steel — 0.5%
Steel Dynamics, Inc.	58,817	1,566,297

Total Materials		5,108,610

Real Estate — 6.0%

Hotel & Resort REIT’s — 1.2%
Host Hotels & Resorts, Inc. (1)	270,419	3,915,667

Residential REIT’s — 1.2%
Camden Property Trust	37,372	3,960,685

Retail REIT’s — 1.2%
Brixmor Property Group, Inc.	206,429	3,759,072

Specialized REIT’s — 2.4%
American Tower Corp.	12,240	2,776,032
Gaming and Leisure Properties, Inc.	65,316	2,917,666
Lamar Advertising Co., Class A (1)	24,258	2,031,365

		7,725,063

Total Real Estate		19,360,487

Description	Shares	Value
Common Stocks (continued)

Utilities — 4.9%

Electric Utilities — 2.8%
Entergy Corp.	51,698	$6,044,013
NRG Energy, Inc.	87,043	2,890,698

		8,934,711

Independent Power Producers & Energy Traders — 2.1%
AES Corp.	406,005	6,792,464

Total Utilities		15,727,175

Total Common Stocks (identified cost $309,483,071)		314,023,884

Short-Term Investments — 25.5%

Collateral Pool Investments for Securities on Loan — 23.5%
Collateral pool allocation (3)		75,555,943

Mutual Funds — 2.0%
BMO Institutional Prime Money Market Fund — Premier Class, 1.550% (4)	6,315,009	6,315,640

Total Short-Term Investments (identified cost $81,871,583)		81,871,583

Total Investments — 123.1% (identified cost $391,354,654)		395,895,467
Other Assets and Liabilities — (23.1)%		(74,223,394)

Total Net Assets — 100.0%		$321,672,073

Large-Cap Growth Fund

Description	Shares	Value
Common Stocks — 97.2%

Communication Services — 12.6%

Cable & Satellite — 0.8%
Altice USA, Inc., Class A (1) (2)	133,907	$3,462,835

Interactive Home Entertainment — 1.6%
Take-Two Interactive Software, Inc. (2)	64,783	6,962,877

Interactive Media & Services — 10.2%
Alphabet, Inc., Class A (2)	3,892	5,212,361
Alphabet, Inc., Class C (2)	13,665	18,301,944
Facebook, Inc., Class A (2)	96,859	18,642,452
TripAdvisor, Inc. (1)	57,614	1,351,048

		43,507,805

Total Communication Services		53,933,517

Consumer Discretionary — 11.6%

Automotive Retail — 1.2%
AutoZone, Inc. (2)	4,864	5,022,129

Casinos & Gaming — 1.3%
MGM Resorts International	233,537	5,735,669

Footwear — 1.4%
Deckers Outdoor Corp. (1) (2)	19,558	3,399,180
Skechers U.S.A., Inc., Class A (1) (2)	77,181	2,553,148

		5,952,328

General Merchandise Stores — 1.0%
Target Corp.	43,465	4,476,895

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Large-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Consumer Discretionary (continued)

Internet & Direct Marketing Retail — 5.5%
Amazon.com, Inc. (2)	9,709	$18,289,329
Expedia Group, Inc.	54,600	5,384,652

		23,673,981

Restaurants — 1.2%
Chipotle Mexican Grill, Inc. (1) (2)	3,048	2,357,872
Starbucks Corp.	34,660	2,718,383

		5,076,255

Total Consumer Discretionary		49,937,257

Consumer Staples — 4.7%

Household Products — 0.5%
Procter & Gamble Co.	19,262	2,181,036

Hypermarkets & Super Centers — 1.1%
Walmart, Inc.	41,613	4,480,888

Packaged Foods & Meats — 3.1%
Hershey Co.	48,549	6,990,570
Post Holdings, Inc. (1) (2)	63,199	6,399,531

		13,390,101

Total Consumer Staples		20,052,025

Financials — 4.1%

Consumer Finance — 2.3%
American Express Co.	58,355	6,414,965
Discover Financial Services	51,092	3,350,614

		9,765,579

Property & Casualty Insurance — 1.8%
Allstate Corp.	74,474	7,838,388

Total Financials		17,603,967

Healthcare — 13.3%

Biotechnology — 4.1%
Alexion Pharmaceuticals, Inc. (2)	41,209	3,874,882
Amgen, Inc.	25,215	5,036,192
Exelixis, Inc. (2)	187,437	3,484,454
Vertex Pharmaceuticals, Inc. (2)	22,142	4,960,472

		17,356,000

Healthcare Equipment — 2.2%
Edwards Lifesciences Corp. (1) (2)	13,040	2,671,114
Hologic, Inc. (2)	43,476	2,048,589
Masimo Corp. (1) (2)	29,215	4,771,686

		9,491,389

Healthcare Technology — 1.4%
Cerner Corp. (1)	30,494	2,112,319
Veeva Systems, Inc., Class A (1) (2)	28,341	4,023,572

		6,135,891

Pharmaceuticals — 5.6%
Bristol-Myers Squibb Co.	69,656	4,113,884
Horizon Therapeutics PLC (1) (2)	135,669	4,642,593
Jazz Pharmaceuticals PLC (1) (2)	25,652	2,939,206
Merck & Co., Inc.	161,587	12,371,101

		24,066,784

Total Healthcare		57,050,064

Industrials — 10.6%

Aerospace & Defense — 0.9%
Curtiss-Wright Corp.	33,535	4,022,188

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Airlines — 1.3%
Southwest Airlines Co.	124,418	$5,746,868

Building Products — 2.7%
Fortune Brands Home & Security, Inc. (1)	91,550	5,653,212
Masco Corp.	142,252	5,877,853

		11,531,065

Construction Machinery & Heavy Trucks — 1.8%
Allison Transmission Holdings, Inc.	129,954	5,276,132
Cummins, Inc.	15,727	2,379,338

		7,655,470

Electrical Components & Equipment — 1.1%
Acuity Brands, Inc. (1)	23,910	2,459,383
Hubbell, Inc. (1)	18,219	2,427,499

		4,886,882

Railroads — 1.5%
Kansas City Southern (1)	41,977	6,325,094

Trading Companies & Distributors — 1.3%
WW Grainger, Inc.	19,752	5,481,970

Total Industrials		45,649,537

Information Technology — 37.0%

Application Software — 3.4%
Cadence Design Systems, Inc. (2)	82,722	5,471,233
Intuit, Inc.	8,378	2,227,291
salesforce.com, Inc. (1) (2)	39,661	6,758,235

		14,456,759

Communications Equipment — 2.2%
F5 Networks, Inc. (2)	48,742	5,846,603
Motorola Solutions, Inc.	21,864	3,622,427

		9,469,030

Data Processing & Outsourced Services — 6.8%
FleetCor Technologies, Inc. (2)	24,287	6,455,242
Mastercard, Inc., Class A	51,474	14,940,328
Visa, Inc., Class A (1)	41,856	7,607,747

		29,003,317

Electronic Components — 0.7%
Dolby Laboratories, Inc., Class A	48,427	3,181,654

Internet Services & Infrastructure — 2.3%
Akamai Technologies, Inc. (2)	67,000	5,796,170
Palo Alto Networks, Inc. (2)	21,705	4,007,177

		9,803,347

Semiconductor Equipment — 1.9%
Lam Research Corp.	22,406	6,574,593
Teradyne, Inc. (1)	29,449	1,730,423

		8,305,016

Semiconductors — 1.7%
Broadcom, Inc.	26,099	7,115,109

Systems Software — 11.5%
Fortinet, Inc. (2)	85,245	8,700,105
Microsoft Corp.	198,257	32,119,616
Oracle Corp. (1)	176,385	8,724,002

		49,543,723

Technology Hardware, Storage & Peripherals — 6.5%
Apple, Inc.	96,057	26,258,142

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

February 29, 2020 (Unaudited)

Schedules of Investments

Large-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Technology Hardware, Storage & Peripherals (continued)
NetApp, Inc. (1)	35,300	$1,649,216

		27,907,358

Total Information Technology		158,785,313

Materials — 1.1%

Metal & Glass Containers — 1.1%
Berry Global Group, Inc. (1) (2)	126,384	4,797,537

Real Estate — 2.2%

Residential REIT’s — 1.2%
Essex Property Trust, Inc.	17,945	5,084,895

Specialized REIT’s — 1.0%
CyrusOne, Inc.	30,313	1,836,361
Lamar Advertising Co., Class A (1)	30,532	2,556,750

		4,393,111

Total Real Estate		9,478,006

Total Common Stocks (identified cost $326,392,954)		417,287,223

Short-Term Investments — 18.0%

Collateral Pool Investments for Securities on Loan — 15.2%
Collateral pool allocation (3)		65,262,013

Mutual Funds — 2.8%
BMO Institutional Prime Money Market Fund — Premier Class, 1.550% (4)	11,898,000	11,899,190

Total Short-Term Investments (identified cost $77,161,203)		77,161,203

Total Investments — 115.2% (identified cost $403,554,157)		494,448,426
Other Assets and Liabilities — (15.2)%		(65,323,372)

Total Net Assets — 100.0%		$429,125,054

Mid-Cap Value Fund

Description	Shares	Value
Common Stocks — 98.8%

Communication Services — 2.5%

Advertising — 1.4%
Interpublic Group of Cos., Inc.	78,462	$1,675,948

Broadcasting — 1.1%
Discovery, Inc., Class A (1) (2)	53,490	1,374,693

Total Communication Services		3,050,641

Consumer Discretionary — 7.4%

Apparel, Accessories & Luxury Goods — 2.4%
PVH Corp. (1)	18,033	1,336,426
Ralph Lauren Corp. (1)	14,658	1,546,565

		2,882,991

Auto Parts & Equipment — 0.9%
Lear Corp. (1)	10,428	1,159,593

Description	Shares	Value
Common Stocks (continued)

Consumer Discretionary (continued)

Automotive Retail — 1.1%
AutoZone, Inc. (2)	1,268	$1,309,223

Hotels, Resorts & Cruise Lines — 0.9%
Norwegian Cruise Line Holdings, Ltd. (2)	30,569	1,139,001

Internet & Direct Marketing Retail — 1.0%
Expedia Group, Inc.	12,119	1,195,176

Restaurants — 1.1%
Aramark (1)	39,568	1,374,592

Total Consumer Discretionary		9,060,576

Consumer Staples — 6.9%

Agricultural Products — 1.5%
Ingredion, Inc.	21,968	1,829,935

Brewers — 1.4%
Molson Coors Beverage Co., Class B (1)	34,830	1,727,916

Food Distributors — 1.2%
Sysco Corp.	20,851	1,389,719

Food Retail — 1.3%
Kroger Co. (1)	55,346	1,556,883

Packaged Foods & Meats — 1.5%
Hershey Co.	12,965	1,866,830

Total Consumer Staples		8,371,283

Energy — 2.8%

Oil & Gas-Exploration & Production — 2.0%
Cabot Oil & Gas Corp. (1)	58,247	811,381
Continental Resources, Inc. (1)	29,100	551,445
Pioneer Natural Resources Co.	8,837	1,085,007

		2,447,833

Oil & Gas-Refining & Marketing — 0.8%
PBF Energy, Inc., Class A	45,291	1,014,065

Total Energy		3,461,898

Financials — 19.1%

Asset Management & Custody Banks — 1.7%
Ameriprise Financial, Inc.	14,431	2,039,100

Consumer Finance — 1.4%
Discover Financial Services	26,344	1,727,640

Investment Banking & Brokerage — 4.0%
E*TRADE Financial Corp.	32,170	1,472,743
Evercore, Inc., Class A (1)	25,825	1,720,462
Raymond James Financial, Inc. (1)	20,272	1,695,347

		4,888,552

Life & Health Insurance — 2.4%
Athene Holding, Ltd., Class A (1) (2)	42,611	1,757,704
Principal Financial Group, Inc.	26,288	1,166,924

		2,924,628

Multi-Line Insurance — 2.8%
American Financial Group, Inc. (1)	16,235	1,500,439
Hartford Financial Services Group, Inc. (1)	39,057	1,950,897

		3,451,336

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Mid-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Property & Casualty Insurance — 1.3%
Old Republic International Corp.	83,343	$1,643,524

Regional Banks — 4.3%
BankUnited, Inc.	41,022	1,218,353
Comerica, Inc. (1)	18,614	979,841
Regions Financial Corp.	107,608	1,454,860
Signature Bank	12,278	1,535,978

		5,189,032

Reinsurance — 1.2%
Reinsurance Group of America, Inc.	11,674	1,424,578

Total Financials		23,288,390

Healthcare — 10.1%

Healthcare Equipment — 4.9%
Hologic, Inc. (1) (2)	42,575	2,006,134
Steris PLC (1)	11,735	1,861,406
Zimmer Biomet Holdings, Inc.	15,461	2,105,015

		5,972,555

Healthcare Facilities — 2.0%
Encompass Health Corp.	33,328	2,494,268

Life Sciences Tools & Services — 1.9%
Charles River Laboratories International, Inc. (2)	14,626	2,275,367

Pharmaceuticals — 1.3%
Jazz Pharmaceuticals PLC (1) (2)	13,337	1,528,153

Total Healthcare		12,270,343

Industrials — 11.8%

Airlines — 0.9%
JetBlue Airways Corp. (2)	72,185	1,139,079

Construction & Engineering — 1.5%
Valmont Industries, Inc.	15,159	1,761,779

Construction Machinery & Heavy Trucks — 2.1%
Allison Transmission Holdings, Inc. (1)	35,011	1,421,447
Cummins, Inc.	7,822	1,183,390

		2,604,837

Electrical Components & Equipment — 2.7%
Hubbell, Inc. (1)	12,864	1,713,999
Regal Beloit Corp.	20,860	1,619,571

		3,333,570

Environmental & Facilities Services — 1.0%
Republic Services, Inc.	13,055	1,178,344

Industrial Machinery — 1.4%
Stanley Black & Decker, Inc.	11,835	1,700,690

Trading Companies & Distributors — 1.4%
United Rentals, Inc. (2)	12,340	1,634,803

Trucking — 0.8%
Ryder System, Inc.	26,544	1,009,734

Total Industrials		14,362,836

Information Technology — 7.9%

Data Processing & Outsourced Services — 0.7%
Sabre Corp. (1)	64,117	872,953

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Electronic Components — 1.3%
Dolby Laboratories, Inc., Class A (1)	24,062	$1,580,874

Electronic Equipment & Instruments — 1.5%
National Instruments Corp.	43,907	1,768,574

Electronic Manufacturing Services — 1.5%
Jabil, Inc. (1)	56,067	1,796,947

Internet Services & Infrastructure — 1.6%
Akamai Technologies, Inc. (1) (2)	22,210	1,921,387

Semiconductors — 1.3%
ON Semiconductor Corp. (1) (2)	87,083	1,624,969

Total Information Technology		9,565,704

Materials — 4.6%

Commodity Chemicals — 1.2%
Valvoline, Inc.	77,907	1,519,186

Paper Packaging — 1.0%
WestRock Co.	38,047	1,265,063

Specialty Chemicals — 0.9%
Celanese Corp.	11,278	1,057,200

Steel — 1.5%
Steel Dynamics, Inc.	68,103	1,813,583

Total Materials		5,655,032

Real Estate — 15.0%

Hotel & Resort REIT’s — 1.3%
Host Hotels & Resorts, Inc. (1)	111,200	1,610,176

Office REIT’s — 1.5%
Boston Properties, Inc.	14,468	1,865,504

Residential REIT’s — 6.4%
AvalonBay Communities, Inc.	10,969	2,200,272
Camden Property Trust	21,068	2,232,787
Essex Property Trust, Inc. (1)	6,736	1,908,713
UDR, Inc. (1)	31,121	1,399,822

		7,741,594

Retail REIT’s — 1.4%
Realty Income Corp.	23,941	1,733,089

Specialized REIT’s — 4.4%
EPR Properties (1)	25,884	1,533,368
Gaming and Leisure Properties, Inc.	38,835	1,734,759
Lamar Advertising Co., Class A (1)	24,444	2,046,941

		5,315,068

Total Real Estate		18,265,431

Utilities — 10.7%

Electric Utilities — 6.0%
Entergy Corp.	19,477	2,277,056
IDACORP, Inc.	18,987	1,834,904
NRG Energy, Inc.	46,663	1,549,678
Portland General Electric Co. (1)	30,011	1,632,898

		7,294,536

Gas Utilities — 1.2%
UGI Corp. (1)	40,947	1,475,730

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

February 29, 2020 (Unaudited)

Schedules of Investments

Mid-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Utilities (continued)

Independent Power Producers & Energy Traders — 1.9%
AES Corp.	136,381	$2,281,654

Multi-Utilities — 1.6%
MDU Resources Group, Inc.	70,719	1,961,038

Total Utilities		13,012,958

Total Common Stocks (identified cost $121,780,764)		120,365,092

Short-Term Investments — 26.1%

Collateral Pool Investments for Securities on Loan —25.0%
Collateral pool allocation (3)		30,444,460

Mutual Funds — 1.1%
BMO Institutional Prime Money Market Fund — Premier Class, 1.550% (4)	1,385,728	1,385,866

Total Short-Term Investments (identified cost $31,830,280)		31,830,326

Total Investments — 124.9% (identified cost $153,611,044)		152,195,418
Other Assets and Liabilities — (24.9)%		(30,341,361)

Total Net Assets — 100.0%		$121,854,057

Mid-Cap Growth Fund

Description	Shares	Value
Common Stocks — 98.6%

Communication Services — 2.7%

Interactive Home Entertainment — 2.7%
Take-Two Interactive Software, Inc. (2)	14,731	$1,583,288
Zynga, Inc., Class A (2)	142,380	955,370

Total Communication Services		2,538,658

Consumer Discretionary — 11.4%

Apparel Retail — 1.7%
Burlington Stores, Inc. (1) (2)	7,078	1,530,688

Apparel, Accessories & Luxury Goods — 1.5%
Columbia Sportswear Co. (1)	16,815	1,367,059

Automotive Retail — 1.0%
O’Reilly Automotive, Inc. (2)	2,593	956,091

Casinos & Gaming — 1.4%
MGM Resorts International	52,142	1,280,608

Footwear — 1.6%
Deckers Outdoor Corp. (1) (2)	8,326	1,447,059

General Merchandise Stores — 1.5%
Dollar General Corp.	9,480	1,424,844

Hotels, Resorts & Cruise Lines — 1.4%
Hilton Worldwide Holdings, Inc. (1)	13,271	1,289,941

Leisure Products — 1.3%
Polaris, Inc.	15,054	1,242,407

Total Consumer Discretionary		10,538,697

Description	Shares	Value
Common Stocks (continued)

Consumer Staples — 3.7%

Food Distributors — 1.5%
U.S. Foods Holding Corp. (2)	40,213	$1,352,765

Food Retail — 0.9%
Sprouts Farmers Market, Inc. (2)	53,162	849,529

Packaged Foods & Meats — 1.3%
Post Holdings, Inc. (1) (2)	12,371	1,252,687

Total Consumer Staples		3,454,981

Energy — 0.7%

Oil & Gas-Exploration & Production — 0.7%
Cabot Oil & Gas Corp.	44,819	624,329

Financials — 4.2%

Investment Banking & Brokerage — 1.4%
LPL Financial Holdings, Inc.	16,271	1,293,219

Property & Casualty Insurance — 1.2%
Hanover Insurance Group, Inc. (1)	9,494	1,125,419

Reinsurance — 1.6%
Everest Re Group, Ltd. (1)	6,005	1,488,519

Total Financials		3,907,157

Healthcare — 18.0%

Biotechnology — 4.6%
Exelixis, Inc. (2)	87,242	1,621,829
Incyte Corp. (1) (2)	9,695	731,100
Ionis Pharmaceuticals, Inc. (1) (2)	17,510	889,158
Neurocrine Biosciences, Inc. (1) (2)	11,140	1,054,958

		4,297,045

Healthcare Equipment — 7.1%
ABIOMED, Inc. (1) (2)	4,860	730,264
DexCom, Inc. (2)	5,319	1,468,044
IDEXX Laboratories, Inc. (1) (2)	6,016	1,531,132
Masimo Corp. (1) (2)	10,105	1,650,450
Teleflex, Inc. (1)	3,571	1,196,356

		6,576,246

Healthcare Supplies — 1.0%
Haemonetics Corp. (2)	8,582	929,688

Healthcare Technology — 1.6%
Veeva Systems, Inc., Class A (2)	10,248	1,454,909

Life Sciences Tools & Services — 2.8%
Bio-Rad Laboratories, Inc., Class A (1) (2)	4,300	1,513,686
Bio-Techne Corp. (1)	5,732	1,082,717

		2,596,403

Pharmaceuticals — 0.9%
Jazz Pharmaceuticals PLC (1) (2)	7,244	830,017

Total Healthcare		16,684,308

Industrials — 15.1%

Building Products — 2.8%
Fortune Brands Home & Security, Inc. (1)	23,044	1,422,967
Masco Corp.	28,431	1,174,769

		2,597,736

Construction Machinery & Heavy Trucks — 1.4%
Cummins, Inc.	8,474	1,282,031

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Mid-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Electrical Components & Equipment — 2.5%
Hubbell, Inc. (1)	10,167	$1,354,651
Sensata Technologies Holding PLC (2)	23,967	977,854

		2,332,505

Environmental & Facilities Services — 1.3%
Clean Harbors, Inc. (1) (2)	16,758	1,165,016

Human Resource & Employment Services — 0.9%
Insperity, Inc. (1)	12,861	865,159

Industrial Machinery — 3.0%
Flowserve Corp. (1)	31,381	1,261,203
ITT, Inc.	25,155	1,513,073

		2,774,276

Research & Consulting Services — 3.2%
CoStar Group, Inc. (2)	2,443	1,630,923
TransUnion	15,209	1,352,384

		2,983,307

Total Industrials		14,000,030

Information Technology — 34.4%

Application Software — 9.4%
Dropbox, Inc. (1) (2)	45,219	884,484
HubSpot, Inc. (1) (2)	6,836	1,226,720
New Relic, Inc. (2)	24,382	1,371,731
Paylocity Holding Corp. (2)	7,393	957,541
PTC, Inc. (1) (2)	13,795	1,042,212
Splunk, Inc. (1) (2)	11,291	1,663,503
Synopsys, Inc. (2)	11,291	1,557,368

		8,703,559

Communications Equipment — 3.3%
Ciena Corp. (1) (2)	27,128	1,043,072
F5 Networks, Inc. (1) (2)	9,292	1,114,575
Motorola Solutions, Inc.	5,479	907,761

		3,065,408

Data Processing & Outsourced Services — 4.2%
Euronet Worldwide, Inc. (2)	10,777	1,336,779
Genpact, Ltd.	35,616	1,369,791
WEX, Inc. (1) (2)	6,541	1,224,737

		3,931,307

Electronic Components — 1.3%
Dolby Laboratories, Inc., Class A	17,877	1,174,519

Electronic Equipment & Instruments — 2.1%
Keysight Technologies, Inc. (1) (2)	20,060	1,900,886

Internet Services & Infrastructure — 3.2%
GoDaddy, Inc., Class A (1) (2)	22,815	1,596,593
Palo Alto Networks, Inc. (2)	7,656	1,413,451

		3,010,044

IT Consulting & Other Services — 1.9%
EPAM Systems, Inc. (2)	7,791	1,738,951

Semiconductor Equipment — 2.9%
KLA Corp. (1)	9,079	1,395,533
Teradyne, Inc. (1)	22,672	1,332,207

		2,727,740

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Semiconductors — 2.7%
Maxim Integrated Products, Inc.	20,955	$1,165,517
ON Semiconductor Corp. (1) (2)	70,054	1,307,208

		2,472,725

Systems Software — 2.5%
FireEye, Inc. (1) (2)	66,464	879,651
Proofpoint, Inc. (1) (2)	13,140	1,401,381

		2,281,032

Technology Hardware, Storage & Peripherals — 0.9%
Pure Storage, Inc., Class A (2)	56,964	869,271

Total Information Technology		31,875,442

Materials — 3.2%

Commodity Chemicals — 1.2%
Valvoline, Inc.	57,544	1,122,108

Specialty Chemicals — 1.3%
Axalta Coating Systems, Ltd. (2)	50,138	1,249,439

Steel — 0.7%
Steel Dynamics, Inc.	22,774	606,472

Total Materials		2,978,019

Real Estate — 5.2%

Office REIT’s — 1.1%
Boston Properties, Inc.	8,194	1,056,534

Real Estate Services — 1.7%
CBRE Group, Inc., Class A (1) (2)	27,671	1,553,450

Residential REIT’s — 2.4%
Equity LifeStyle Properties, Inc. (1)	19,139	1,307,768
Essex Property Trust, Inc.	3,295	933,671

		2,241,439

Total Real Estate		4,851,423

Total Common Stocks (identified cost $84,497,069)		91,453,044

Short-Term Investments — 37.2%

Collateral Pool Investments for Securities on Loan — 36.0%
Collateral pool allocation (3)		33,461,108

Mutual Funds — 1.2%
BMO Institutional Prime Money Market Fund — Premier Class, 1.550% (4)	1,113,511	1,113,622

Total Short-Term Investments (identified cost $34,574,730)		34,574,730

Total Investments — 135.8% (identified cost $119,071,799)		126,027,774
Other Assets and Liabilities — (35.8)%		(33,250,863)

Total Net Assets — 100.0%		$92,776,911

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

February 29, 2020 (Unaudited)

Schedules of Investments

Small-Cap Value Fund

Description	Shares	Value
Common Stocks — 97.9%

Consumer Discretionary — 8.6%

Apparel Retail — 0.4%
Genesco, Inc. (1) (2)	5,428	$186,777

Auto Parts & Equipment — 1.2%
Dana, Inc. (1)	28,766	413,655
Modine Manufacturing Co. (1) (2)	22,586	168,492

		582,147

Automotive Retail — 1.0%
Murphy USA, Inc. (2)	5,340	520,650

Casinos & Gaming — 0.3%
Golden Entertainment, Inc. (1) (2)	8,729	142,108

Education Services — 0.7%
K12, Inc. (2)	17,595	349,789

Footwear — 0.9%
Deckers Outdoor Corp. (1) (2)	2,486	432,067

Home Furnishings — 0.7%
La-Z-Boy, Inc. (1)	12,249	350,934

Homebuilding — 2.6%
Beazer Homes USA, Inc. (1) (2)	27,195	333,411
KB Home (1)	14,218	463,364
M/I Homes, Inc. (1) (2)	5,635	209,791
Meritage Homes Corp. (2)	4,715	299,214

		1,305,780

Leisure Products — 0.3%
Johnson Outdoors, Inc., Class A	2,433	151,844

Specialty Stores — 0.5%
Hibbett Sports, Inc. (1) (2)	13,974	272,772

Total Consumer Discretionary		4,294,868

Consumer Staples — 1.1%

Food Distributors — 0.2%
SpartanNash Co.	8,984	111,671

Household Products — 0.9%
Central Garden & Pet Co., Class A (2)	16,483	417,185

Total Consumer Staples		528,856

Energy — 2.7%

Oil & Gas-Equipment & Services — 1.6%
Helix Energy Solutions Group, Inc. (1) (2)	33,153	222,457
Liberty Oilfield Services, Inc., Class A (1)	24,094	161,189
Matrix Service Co. (2)	16,057	193,968
Newpark Resources, Inc. (1) (2)	56,287	197,567

		775,181

Oil & Gas-Refining & Marketing — 1.1%
Delek US Holdings, Inc. (1)	6,425	137,367
World Fuel Services Corp.	15,129	427,848

		565,215

Total Energy		1,340,396

Financials — 28.3%

Asset Management & Custody Banks — 0.6%
Waddell & Reed Financial, Inc., Class A (1)	23,316	320,828

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Consumer Finance — 0.6%
Nelnet, Inc., Class A (1)	5,724	$303,944

Investment Banking & Brokerage — 2.0%
Evercore, Inc., Class A	5,629	375,004
Stifel Financial Corp. (1)	11,746	639,452

		1,014,456

Life & Health Insurance — 1.2%
American Equity Investment Life Holding Co.	23,036	582,350

Multi-Line Insurance — 0.9%
National General Holdings Corp. (1)	22,048	429,275

Property & Casualty Insurance — 1.1%
Employers Holdings, Inc. (1)	13,831	533,047

Regional Banks — 16.2%
1st Source Corp. (1)	5,357	225,262
Atlantic Capital Bancshares, Inc. (1) (2)	11,159	202,313
Bancorp, Inc. (1) (2)	18,104	220,326
Boston Private Financial Holdings, Inc. (1)	28,332	276,379
Bryn Mawr Bank Corp.	4,393	146,023
Cathay General Bancorp (1)	19,018	585,374
Central Pacific Financial Corp.	15,294	365,832
Community Trust Bancorp, Inc.	4,245	164,197
Financial Institutions, Inc.	5,304	142,731
First Bancorp/Southern Pines NC	7,680	246,528
First Commonwealth Financial Corp.	27,864	328,795
Great Southern Bancorp, Inc. (1)	2,246	115,242
Great Western Bancorp, Inc.	18,809	505,398
Hancock Whitney Corp. (1)	18,066	605,211
Hanmi Financial Corp.	17,410	271,596
Heartland Financial USA, Inc. (1)	4,735	202,895
Hilltop Holdings, Inc.	21,889	455,948
Independent Bank Corp.	10,417	203,861
International Bancshares Corp. (1)	16,026	546,486
Lakeland Bancorp, Inc.	8,511	122,601
Peapack Gladstone Financial Corp. (1)	5,736	157,453
Peoples Bancorp, Inc.	4,094	116,884
Preferred Bank (1)	6,819	348,655
QCR Holdings, Inc.	3,370	128,262
Sandy Spring Bancorp, Inc. (1)	15,170	466,629
Texas Capital Bancshares, Inc. (2)	7,514	353,759
Univest Financial Corp.	7,121	166,631
Wintrust Financial Corp.	7,868	420,230

		8,091,501

Thrifts & Mortgage Finance — 5.7%
Axos Financial, Inc. (2)	12,752	317,652
Essent Group, Ltd.	11,791	514,559
First Defiance Financial Corp.	8,307	198,662
Flagstar Bancorp, Inc.	13,023	415,173
HomeStreet, Inc.	9,948	269,491
NMI Holdings, Inc., Class A (2)	16,934	395,240
TrustCo Bank Corp. (1)	31,342	215,006
Walker & Dunlop, Inc.	8,351	541,563

		2,867,346

Total Financials		14,142,747

Healthcare — 7.8%

Biotechnology — 1.5%
Alkermes PLC (2)	14,294	297,887
Emergent BioSolutions, Inc. (2)	5,497	322,564

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Small-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Biotechnology (continued)
Myriad Genetics, Inc. (1) (2)	7,248	$127,710

		748,161

Healthcare Equipment — 3.5%
AngioDynamics, Inc. (1) (2)	17,361	199,478
CONMED Corp.	5,045	477,459
Integer Holdings Corp. (2)	5,082	458,244
Natus Medical, Inc. (1) (2)	11,922	320,463
Orthofix Medical, Inc. (2)	8,213	290,247

		1,745,891

Healthcare Supplies — 0.7%
Meridian Bioscience, Inc.	19,715	157,523
OraSure Technologies, Inc. (1) (2)	33,049	199,285

		356,808

Healthcare Technology — 1.2%
Computer Programs & Systems, Inc.	10,150	271,817
HMS Holdings Corp. (2)	14,261	327,575

		599,392

Life Sciences Tools & Services — 0.9%
Luminex Corp. (1)	17,044	422,010

Total Healthcare		3,872,262

Industrials — 15.1%

Air Freight & Logistics — 0.6%
Echo Global Logistics, Inc. (2)	16,527	304,923

Airlines — 1.2%
Hawaiian Holdings, Inc. (1)	13,363	279,019
Spirit Airlines, Inc. (2)	11,969	340,518

		619,537

Building Products — 2.4%
Builders FirstSource, Inc. (2)	20,087	456,176
Masonite International Corp. (2)	6,172	453,642
Quanex Building Products Corp.	16,560	278,208

		1,188,026

Construction & Engineering — 1.3%
EMCOR Group, Inc. (1)	3,950	303,834
Valmont Industries, Inc.	2,977	345,987

		649,821

Diversified Support Services — 1.0%
UniFirst Corp.	2,745	510,048

Electrical Components & Equipment — 0.7%
Regal Beloit Corp.	4,622	358,852

Human Resource & Employment Services — 0.9%
Heidrick & Struggles International, Inc.	9,888	220,502
TrueBlue, Inc. (2)	16,076	239,211

		459,713

Industrial Machinery — 2.4%
Columbus McKinnon Corp.	6,326	196,676
EnPro Industries, Inc.	4,086	220,440
Lydall, Inc. (2)	12,099	144,099
SPX FLOW, Inc. (1) (2)	9,799	360,407
Watts Water Technologies, Inc., Class A	2,798	262,760

		1,184,382

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Office Services & Supplies — 1.2%
Kimball International, Inc., Class B	11,003	$178,029
Steelcase, Inc., Class A (1)	26,666	432,522

		610,551

Research & Consulting Services — 0.9%
CBIZ, Inc. (1) (2)	17,191	447,654

Trading Companies & Distributors — 2.1%
BMC Stock Holdings, Inc. (2)	19,130	469,259
Foundation Building Materials, Inc. (1) (2)	11,641	181,600
H&E Equipment Services, Inc. (1)	9,725	231,066
Herc Holdings, Inc. (1) (2)	4,371	160,328

		1,042,253

Trucking — 0.4%
ArcBest Corp.	9,338	184,986

Total Industrials		7,560,746

Information Technology — 12.8%

Communications Equipment — 1.9%
Comtech Telecommunications Corp. (1)	15,518	434,814
Digi International, Inc. (1) (2)	19,650	260,166
NetScout Systems, Inc. (1) (2)	10,070	258,799

		953,779

Data Processing & Outsourced Services — 1.1%
Sykes Enterprises, Inc. (1) (2)	16,724	529,816

Electronic Components — 2.2%
Belden, Inc.	6,078	242,695
Knowles Corp. (1) (2)	17,496	290,783
Vishay Intertechnology, Inc. (1)	31,327	585,815

		1,119,293

Electronic Equipment & Instruments — 0.3%
Vishay Precision Group, Inc. (1) (2)	4,863	133,587

Electronic Manufacturing Services — 2.8%
Benchmark Electronics, Inc. (1)	16,704	454,015
CTS Corp. (1)	9,537	248,629
Fabrinet (2)	8,274	456,063
Sanmina Corp. (2)	9,925	260,928

		1,419,635

IT Consulting & Other Services — 1.1%
KBR, Inc. (1)	21,048	546,406

Semiconductor Equipment — 2.1%
Amkor Technology, Inc. (2)	41,031	428,158
Photronics, Inc. (2)	16,858	209,882
Ultra Clean Holdings, Inc. (1) (2)	20,450	427,610

		1,065,650

Semiconductors — 0.8%
Diodes, Inc. (1) (2)	8,857	389,797

Technology Distributors — 0.5%
Insight Enterprises, Inc. (1) (2)	4,434	244,269

Total Information Technology		6,402,232

Materials — 4.2%

Commodity Chemicals — 0.6%
Koppers Holdings, Inc. (2)	14,747	322,370

Forest Products — 1.2%
Boise Cascade Co.	16,900	599,612

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

February 29, 2020 (Unaudited)

Schedules of Investments

Small-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Materials (continued)

Specialty Chemicals — 1.4%
Kraton Corp. (1) (2)	15,795	$159,845
Stepan Co. (1)	5,838	512,752

		672,597

Steel — 1.0%
Commercial Metals Co. (1)	15,793	288,380
Schnitzer Steel Industries, Inc., Class A (1)	13,702	225,809

		514,189

Total Materials		2,108,768

Real Estate — 12.1%

Diversified REIT’s — 3.9%
Alexander & Baldwin, Inc. (1)	27,308	513,390
Essential Properties Realty Trust, Inc.	10,325	236,546
Gladstone Commercial Corp.	8,622	162,697
Lexington Realty Trust (1)	57,640	597,727
PS Business Parks, Inc. (1)	2,955	438,965

		1,949,325

Hotel & Resort REIT’s — 2.6%
Summit Hotel Properties, Inc. (1)	43,769	405,738
Sunstone Hotel Investors, Inc.	43,587	477,278
Xenia Hotels & Resorts, Inc. (1)	28,474	425,971

		1,308,987

Industrial REIT’s — 1.7%
First Industrial Realty Trust, Inc. (1)	18,001	693,038
STAG Industrial, Inc.	5,219	146,028

		839,066

Office REIT’s — 2.0%
City Office REIT, Inc.	29,453	341,655
Piedmont Office Realty Trust, Inc., Class A (1)	29,979	647,247

		988,902

Retail REIT’s — 0.8%
RPT Realty	19,448	252,046
Saul Centers, Inc. (1)	3,890	167,309

		419,355

Specialized REIT’s — 1.1%
National Storage Affiliates Trust (1)	15,525	523,814

Total Real Estate		6,029,449

Utilities — 5.2%

Electric Utilities — 2.9%
IDACORP, Inc.	4,346	419,997
PNM Resources, Inc.	6,636	312,423
Portland General Electric Co. (1)	12,956	704,936

		1,437,356

Gas Utilities — 0.7%
Southwest Gas Holdings, Inc. (1)	5,865	379,348

Multi-Utilities — 1.6%
Black Hills Corp. (1)	7,350	530,670
Unitil Corp. (1)	4,657	262,376

		793,046

Total Utilities		2,609,750

Total Common Stocks (identified cost $51,902,020)		48,890,074

Description	Shares	Value
Short-Term Investments — 35.1%

Collateral Pool Investments for Securities on Loan — 33.4%
Collateral pool allocation (3)		$16,668,243

Mutual Funds — 1.7%
BMO Institutional Prime Money Market Fund — Premier Class, 1.550% (4)	850,300	850,385

Total Short-Term Investments (identified cost $17,518,609)		17,518,628

Total Investments — 133.0% (identified cost $69,420,629)		66,408,702
Other Assets and Liabilities — (33.0)%		(16,476,190)

Total Net Assets — 100.0%		$49,932,512

Small-Cap Core Fund

Description	Shares	Value
Common Stocks — 97.7%

Communication Services — 2.0%

Alternative Carriers — 2.0%
Cogent Communications Holdings, Inc. (1)	2,027	$147,991
Iridium Communications, Inc. (2)	4,370	118,296

Total Communication Services		266,287

Consumer Discretionary — 9.4%

Apparel Retail — 1.0%
Genesco, Inc. (1) (2)	2,092	71,986
Zumiez, Inc. (1) (2)	2,270	60,223

		132,209

Auto Parts & Equipment — 1.6%
American Axle & Manufacturing Holdings, Inc. (2)	8,699	55,065
Dana, Inc.	7,545	108,497
Modine Manufacturing Co. (1) (2)	5,762	42,984

		206,546

Casinos & Gaming — 1.0%
Everi Holdings, Inc. (1) (2)	9,446	98,238
Golden Entertainment, Inc. (1) (2)	2,000	32,560

		130,798

Education Services — 0.6%
K12, Inc. (1) (2)	4,308	85,643

Footwear — 1.3%
Crocs, Inc. (2)	3,014	78,877
Deckers Outdoor Corp. (1) (2)	544	94,547

		173,424

Homebuilding — 2.6%
KB Home (1)	2,848	92,816
Meritage Homes Corp. (2)	1,984	125,905
Skyline Champion Corp. (2)	4,669	118,966

		337,687

Leisure Products — 0.8%
Malibu Boats, Inc., Class A (1) (2)	2,334	102,556

Specialty Stores — 0.5%
Hibbett Sports, Inc. (1) (2)	3,201	62,484

Total Consumer Discretionary		1,231,347

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Small-Cap Core Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Consumer Staples — 2.4%

Food Distributors — 1.1%
Performance Food Group Co. (1) (2)	3,441	$145,898

Household Products — 0.9%
Central Garden & Pet Co., Class A (1) (2)	4,586	116,072

Personal Products — 0.4%
elf Beauty, Inc. (2)	3,568	56,945

Total Consumer Staples		318,915

Energy — 1.8%

Oil & Gas-Equipment & Services — 1.1%
Helix Energy Solutions Group, Inc. (1) (2)	7,765	52,103
Matrix Service Co. (2)	3,957	47,801
Select Energy Services, Inc., Class A (2)	7,010	45,565

		145,469

Oil & Gas-Refining & Marketing — 0.7%
World Fuel Services Corp. (1)	3,464	97,962

Total Energy		243,431

Financials — 14.7%

Consumer Finance — 0.4%
Nelnet, Inc., Class A (1)	895	47,525

Investment Banking & Brokerage — 1.7%
Evercore, Inc., Class A	1,660	110,589
Oppenheimer Holdings, Inc., Class A	1,364	32,368
Stifel Financial Corp.	1,503	81,823

		224,780

Life & Health Insurance — 1.5%
American Equity Investment Life Holding Co.	3,585	90,629
Primerica, Inc.	983	109,447

		200,076

Property & Casualty Insurance — 0.9%
Employers Holdings, Inc. (1)	3,134	120,784

Regional Banks — 6.7%
1st Source Corp. (1)	1,383	58,155
Bancorp, Inc. (1) (2)	2,485	30,242
Cathay General Bancorp (1)	4,062	125,028
Central Pacific Financial Corp. (1)	3,759	89,915
Community Trust Bancorp, Inc.	744	28,778
First Bancorp/Southern Pines NC	1,318	42,308
First Financial Corp.	864	34,517
Great Western Bancorp, Inc. (1)	2,175	58,442
Hancock Whitney Corp. (1)	1,812	60,702
Hanmi Financial Corp.	3,866	60,310
Hilltop Holdings, Inc. (1)	5,028	104,733
Peapack Gladstone Financial Corp.	1,616	44,359
Preferred Bank (1)	1,512	77,309
QCR Holdings, Inc.	698	26,566
Univest Financial Corp.	1,467	34,328

		875,692

Thrifts & Mortgage Finance — 3.5%
Axos Financial, Inc. (2)	3,011	75,004
Essent Group, Ltd.	2,458	107,267
NMI Holdings, Inc., Class A (2)	4,495	104,913
TrustCo Bank Corp. (1)	8,269	56,726

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Thrifts & Mortgage Finance (continued)
Walker & Dunlop, Inc. (1)	1,739	$112,774

		456,684

Total Financials		1,925,541

Healthcare — 21.4%

Biotechnology — 6.4%
Acceleron Pharma, Inc. (1) (2)	495	42,535
Alkermes PLC (2)	3,687	76,837
BioSpecifics Technologies Corp. (1) (2)	1,202	66,338
Dicerna Pharmaceuticals, Inc. (2)	3,597	71,005
Emergent BioSolutions, Inc. (1) (2)	1,608	94,358
Halozyme Therapeutics, Inc. (1) (2)	5,045	98,731
PTC Therapeutics, Inc. (1) (2)	1,181	64,766
Repligen Corp. (2)	1,417	121,295
Vanda Pharmaceuticals, Inc. (2)	5,236	57,753
Veracyte, Inc. (1) (2)	2,983	73,650
Vericel Corp. (1) (2)	4,573	70,607

		837,875

Healthcare Equipment — 5.6%
Cardiovascular Systems, Inc. (1) (2)	2,115	79,566
CONMED Corp.	1,099	104,010
Globus Medical, Inc., Class A (2)	1,840	83,223
Integer Holdings Corp. (1) (2)	1,463	131,919
Natus Medical, Inc. (1) (2)	1,285	34,541
Novocure, Ltd. (2)	863	62,783
NuVasive, Inc. (1) (2)	1,645	108,258
Orthofix Medical, Inc. (2)	2,071	73,189
Tandem Diabetes Care, Inc. (1) (2)	752	56,144

		733,633

Healthcare Facilities — 0.6%
Surgery Partners, Inc. (2)	4,767	78,274

Healthcare Supplies — 1.2%
Haemonetics Corp. (2)	814	88,181
Meridian Bioscience, Inc. (1) (2)	4,616	36,882
OraSure Technologies, Inc. (1) (2)	5,132	30,946

		156,009

Healthcare Technology — 3.3%
Computer Programs & Systems, Inc. (1)	3,140	84,089
HealthStream, Inc. (2)	3,636	88,428
HMS Holdings Corp. (2)	4,250	97,622
Omnicell, Inc. (1) (2)	1,093	89,047
Simulations Plus, Inc. (1)	2,252	73,325

		432,511

Life Sciences Tools & Services — 2.6%
Luminex Corp. (1)	4,197	103,917
Medpace Holdings, Inc. (1) (2)	1,601	143,994
NeoGenomics, Inc. (1) (2)	3,181	90,118

		338,029

Pharmaceuticals — 1.7%
Amphastar Pharmaceuticals, Inc. (2)	3,474	53,465
ANI Pharmaceuticals, Inc. (1) (2)	1,454	69,806
Collegium Pharmaceutical, Inc. (1) (2)	2,432	57,760
Supernus Pharmaceuticals, Inc. (1) (2)	2,728	49,077

		230,108

Total Healthcare		2,806,439

Industrials — 18.4%

Air Freight & Logistics — 0.9%
Hub Group, Inc., Class A (2)	2,457	113,587

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

February 29, 2020 (Unaudited)

Schedules of Investments

Small-Cap Core Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Airlines — 1.0%
Hawaiian Holdings, Inc. (1)	2,186	$45,644
Spirit Airlines, Inc. (1) (2)	2,965	84,354

		129,998

Building Products — 2.3%
Builders FirstSource, Inc. (1) (2)	5,136	116,639
Masonite International Corp. (2)	1,708	125,538
Patrick Industries, Inc. (1)	1,195	63,132

		305,309

Construction & Engineering — 1.1%
Comfort Systems USA, Inc.	1,570	66,285
Great Lakes Dredge & Dock Corp. (2)	7,571	73,439

		139,724

Diversified Support Services — 1.0%
UniFirst Corp. (1)	743	138,057

Electrical Components & Equipment — 1.5%
Atkore International Group, Inc. (1) (2)	3,318	122,467
Regal Beloit Corp.	1,064	82,609

		205,076

Human Resource & Employment Services — 1.7%
ASGN, Inc. (1) (2)	1,986	100,710
Korn Ferry (1)	1,396	48,832
TrueBlue, Inc. (1) (2)	4,775	71,052

		220,594

Industrial Machinery — 3.5%
EnPro Industries, Inc.	1,131	61,018
Lydall, Inc. (1) (2)	3,431	40,863
Mueller Industries, Inc.	2,996	83,828
Standex International Corp. (1)	1,278	81,064
Tennant Co. (1)	891	63,742
Watts Water Technologies, Inc., Class A	1,377	129,314

		459,829

Office Services & Supplies — 1.7%
Herman Miller, Inc.	2,806	96,077
Kimball International, Inc., Class B	2,458	39,770
Steelcase, Inc., Class A	5,266	85,415

		221,262

Research & Consulting Services — 0.4%
CRA International, Inc.	1,047	48,696

Trading Companies & Distributors — 2.9%
BMC Stock Holdings, Inc. (2)	4,892	120,001
DXP Enterprises, Inc. (1) (2)	1,752	49,739
Foundation Building Materials, Inc. (1) (2)	3,092	48,235
Herc Holdings, Inc. (1) (2)	2,348	86,125
Lawson Products, Inc. (2)	800	32,000
Rush Enterprises, Inc., Class A (1)	1,109	46,489

		382,589

Trucking — 0.4%
ArcBest Corp.	2,601	51,526

Total Industrials		2,416,247

Description	Shares	Value
Common Stocks (continued)

Information Technology — 17.2%

Application Software — 2.3%
Cornerstone OnDemand, Inc. (2)	1,808	$74,182
SPS Commerce, Inc. (2)	2,347	123,452
Verint Systems, Inc. (2)	1,959	107,510

		305,144

Communications Equipment — 1.9%
Ciena Corp. (1) (2)	2,674	102,816
Comtech Telecommunications Corp. (1)	2,452	68,705
NetScout Systems, Inc. (2)	3,239	83,242

		254,763

Data Processing & Outsourced Services — 2.2%
ExlService Holdings, Inc. (2)	990	73,903
Sykes Enterprises, Inc. (1) (2)	3,648	115,569
TTEC Holdings, Inc. (1)	2,485	93,014

		282,486

Electronic Equipment & Instruments — 2.1%
FARO Technologies, Inc. (1) (2)	1,709	97,823
Itron, Inc. (2)	1,748	132,569
Vishay Precision Group, Inc. (1) (2)	1,790	49,171

		279,563

Electronic Manufacturing Services — 2.3%
Benchmark Electronics, Inc. (1)	3,424	93,064
Fabrinet (2)	2,191	120,768
Plexus Corp. (1) (2)	1,260	83,601

		297,433

IT Consulting & Other Services — 1.4%
KBR, Inc. (1)	2,371	61,551
Virtusa Corp. (1) (2)	2,724	120,156

		181,707

Semiconductor Equipment — 2.2%
Amkor Technology, Inc. (2)	9,573	99,894
FormFactor, Inc. (2)	2,882	64,470
PDF Solutions, Inc. (2)	2,348	34,375
Photronics, Inc. (2)	7,551	94,010

		292,749

Semiconductors — 1.1%
Diodes, Inc. (1) (2)	1,849	81,375
Silicon Laboratories, Inc. (1) (2)	671	59,504

		140,879

Systems Software — 1.7%
CommVault Systems, Inc. (1) (2)	2,590	108,003
Progress Software Corp.	3,014	112,392

		220,395

Total Information Technology		2,255,119

Materials — 2.1%

Commodity Chemicals — 0.8%
Koppers Holdings, Inc. (1) (2)	2,286	49,972
Trinseo SA	2,173	47,545

		97,517

Forest Products — 1.0%
Boise Cascade Co. (1)	3,672	130,282

Specialty Chemicals — 0.3%
Kraton Corp. (1) (2)	4,297	43,486

Total Materials		271,285

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Small-Cap Core Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Real Estate — 5.7%

Diversified Real Estate Activities — 0.6%
RMR Group, Inc., Class A	2,127	$79,252

Diversified REIT’s — 1.2%
Alexander & Baldwin, Inc. (1)	5,583	104,961
Lexington Realty Trust	5,025	52,109

		157,070

Hotel & Resort REIT’s — 0.7%
Xenia Hotels & Resorts, Inc. (1)	6,540	97,838

Industrial REIT’s — 1.1%
EastGroup Properties, Inc. (1)	1,121	140,943

Office REIT’s — 1.0%
Piedmont Office Realty Trust, Inc., Class A (1)	6,014	129,842

Specialized REIT’s — 1.1%
National Storage Affiliates Trust (1)	4,160	140,359

Total Real Estate		745,304

Utilities — 2.6%

Electric Utilities — 2.0%
IDACORP, Inc.	495	47,837
PNM Resources, Inc.	1,208	56,873
Portland General Electric Co. (1)	2,991	162,740

		267,450

Multi-Utilities — 0.6%
Unitil Corp. (1)	1,395	78,594

Total Utilities		346,044

Total Common Stocks (identified cost $12,578,296)		12,825,959

Short-Term Investments — 48.6%

Collateral Pool Investments for Securities on Loan — 45.6%
Collateral pool allocation (3)		5,985,469

Mutual Funds — 3.0%
BMO Institutional Prime Money Market Fund — Premier Class, 1.550% (4)	386,288	386,326

Total Short-Term Investments (identified cost $6,371,784)		6,371,795

Total Investments — 146.3% (identified cost $18,950,080)		19,197,754
Other Assets and Liabilities — (46.3)%		(6,078,180)

Total Net Assets — 100.0%		$13,119,574

Small-Cap Growth Fund

Description	Shares	Value
Common Stocks — 98.5%

Communication Services — 3.1%

Advertising — 0.7%
TechTarget, Inc. (1) (2)	27,793	$642,852

Description	Shares	Value
Common Stocks (continued)

Communication Services (continued)

Alternative Carriers — 1.4%
Cogent Communications Holdings, Inc. (1)	17,852	$1,303,375

Interactive Media & Services — 1.0%
TrueCar, Inc. (1) (2)	90,200	237,226
Yelp, Inc. (1) (2)	21,041	657,952

		895,178

Total Communication Services		2,841,405

Consumer Discretionary — 10.2%

Apparel Retail — 0.7%
Boot Barn Holdings, Inc. (1) (2)	19,461	596,869

Casinos & Gaming — 1.1%
Everi Holdings, Inc. (2)	100,539	1,045,606

Consumer Electronics — 0.7%
Sonos, Inc. (1) (2)	58,321	673,024

Education Services — 0.8%
K12, Inc. (1) (2)	38,048	756,394

Footwear — 1.7%
Crocs, Inc. (2)	27,528	720,408
Steven Madden, Ltd. (1)	26,397	863,182

		1,583,590

Homebuilding — 1.0%
Skyline Champion Corp. (2)	35,958	916,210

Homefurnishing Retail — 0.9%
Sleep Number Corp. (1) (2)	18,679	822,810

Hotels, Resorts & Cruise Lines — 0.8%
Marriott Vacations Worldwide Corp.	7,800	754,884

Internet & Direct Marketing Retail — 1.9%
1-800-Flowers.com, Inc., Class A (1) (2)	50,087	903,569
Shutterstock, Inc. (1) (2)	20,866	804,176

		1,707,745

Restaurants — 0.6%
Chuy’s Holdings, Inc. (1) (2)	26,267	563,164

Total Consumer Discretionary		9,420,296

Consumer Staples — 4.5%

Food Distributors — 1.2%
Performance Food Group Co. (1) (2)	25,884	1,097,482

Food Retail — 0.8%
Sprouts Farmers Market, Inc. (1) (2)	45,088	720,506

Household Products — 1.0%
Central Garden & Pet Co., Class A (1) (2)	35,561	900,049

Hypermarkets & Super Centers — 0.7%
BJ’s Wholesale Club Holdings, Inc. (1) (2)	33,482	644,863

Packaged Foods & Meats — 0.8%
Freshpet, Inc. (2)	11,718	778,778

Total Consumer Staples		4,141,678

Financials — 3.3%

Life & Health Insurance — 0.8%
Primerica, Inc.	7,166	797,862

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

February 29, 2020 (Unaudited)

Schedules of Investments

Small-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Property & Casualty Insurance — 0.9%
AMERISAFE, Inc. (1)	12,887	$839,846

Regional Banks — 0.8%
Great Western Bancorp, Inc.	26,810	720,385

Thrifts & Mortgage Finance — 0.8%
Essent Group, Ltd.	16,860	735,770

Total Financials		3,093,863

Healthcare — 32.6%

Biotechnology — 13.2%
ACADIA Pharmaceuticals, Inc. (1) (2)	24,687	1,055,122
BioSpecifics Technologies Corp. (1) (2)	9,076	500,904
Coherus Biosciences, Inc. (1) (2)	37,478	725,199
Dicerna Pharmaceuticals, Inc. (2)	38,686	763,662
Halozyme Therapeutics, Inc. (1) (2)	47,777	934,996
Natera, Inc. (1) (2)	23,317	883,831
PTC Therapeutics, Inc. (1) (2)	20,980	1,150,543
Puma Biotechnology, Inc. (1) (2)	56,431	606,915
Radius Health, Inc. (1) (2)	42,741	900,126
REGENXBIO, Inc. (1) (2)	12,863	514,520
Repligen Corp. (2)	9,937	850,607
Retrophin, Inc. (1) (2)	42,006	650,883
Vanda Pharmaceuticals, Inc. (1) (2)	40,912	451,259
Veracyte, Inc. (1) (2)	34,427	850,003
Vericel Corp. (1) (2)	52,541	811,233
Voyager Therapeutics, Inc. (1) (2)	48,233	525,740

		12,175,543

Healthcare Equipment — 8.0%
AtriCure, Inc. (1) (2)	21,710	834,098
Axogen, Inc. (1) (2)	55,704	689,616
Cantel Medical Corp. (1)	13,197	832,731
Cardiovascular Systems, Inc. (1) (2)	21,066	792,503
CONMED Corp.	12,406	1,174,104
Glaukos Corp. (1) (2)	13,532	595,137
Novocure, Ltd. (1) (2)	11,183	813,563
Orthofix Medical, Inc. (2)	20,256	715,847
Tandem Diabetes Care, Inc. (1) (2)	12,792	955,051

		7,402,650

Healthcare Facilities — 0.9%
Select Medical Holdings Corp. (2)	36,278	868,495

Healthcare Services — 3.2%
Amedisys, Inc. (2)	6,826	1,187,792
Fulgent Genetics, Inc. (2)	48,892	725,557
R1 RCM, Inc. (2)	81,963	1,006,506

		2,919,855

Healthcare Supplies — 0.6%
Lantheus Holdings, Inc. (1) (2)	38,227	594,430

Healthcare Technology — 3.0%
HMS Holdings Corp. (2)	24,134	554,358
Omnicell, Inc. (1) (2)	9,103	741,621
Teladoc Health, Inc. (1) (2)	12,206	1,525,262

		2,821,241

Life Sciences Tools & Services — 2.0%
Medpace Holdings, Inc. (1) (2)	11,547	1,038,537
NeoGenomics, Inc. (1) (2)	29,126	825,140

		1,863,677

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Pharmaceuticals — 1.7%
Amphastar Pharmaceuticals, Inc. (1) (2)	31,441	$483,877
Collegium Pharmaceutical, Inc. (1) (2)	43,964	1,044,145

		1,528,022

Total Healthcare		30,173,913

Industrials — 17.9%

Air Freight & Logistics — 1.6%
Echo Global Logistics, Inc. (1) (2)	31,954	589,551
Hub Group, Inc., Class A (2)	18,750	866,813

		1,456,364

Airlines — 0.7%
Spirit Airlines, Inc. (1) (2)	22,055	627,465

Building Products — 2.1%
Builders FirstSource, Inc. (1) (2)	52,039	1,181,806
CSW Industrials, Inc. (1)	11,381	749,325

		1,931,131

Construction & Engineering — 1.0%
EMCOR Group, Inc. (1)	11,730	902,272

Electrical Components & Equipment — 2.0%
Atkore International Group, Inc. (1) (2)	27,094	1,000,039
Generac Holdings, Inc. (1) (2)	8,116	835,867

		1,835,906

Environmental & Facilities Services — 0.8%
Covanta Holding Corp. (1)	56,381	753,250

Human Resource & Employment Services — 1.7%
ASGN, Inc. (1) (2)	15,944	808,520
Korn Ferry (1)	21,670	758,017

		1,566,537

Industrial Machinery — 6.3%
EnPro Industries, Inc.	13,942	752,171
Mueller Industries, Inc.	27,890	780,362
Mueller Water Products, Inc., Class A	67,407	738,107
SPX Corp. (1) (2)	21,383	896,589
Standex International Corp.	11,328	718,535
Tennant Co. (1)	13,216	945,473
Watts Water Technologies, Inc., Class A	11,129	1,045,124

		5,876,361

Office Services & Supplies — 1.7%
Herman Miller, Inc.	23,881	817,685
Steelcase, Inc., Class A (1)	46,832	759,615

		1,577,300

Total Industrials		16,526,586

Information Technology — 19.6%

Application Software — 5.5%
Bottomline Technologies DE, Inc. (2)	18,166	804,390
Box, Inc., Class A (1) (2)	46,461	778,222
Cornerstone OnDemand, Inc. (2)	17,325	710,845
New Relic, Inc. (2)	14,685	826,178
SPS Commerce, Inc. (2)	21,743	1,143,682
Workiva, Inc. (1) (2)	18,444	788,296

		5,051,613

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Small-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Communications Equipment — 3.1%
Ciena Corp. (1) (2)	19,818	$762,002
Extreme Networks, Inc. (1) (2)	110,376	555,191
NetScout Systems, Inc. (1) (2)	31,531	810,347
Viavi Solutions, Inc. (1) (2)	57,677	760,760

		2,888,300

Data Processing & Outsourced Services — 1.7%
ExlService Holdings, Inc. (2)	11,885	887,215
TTEC Holdings, Inc. (1)	19,331	723,560

		1,610,775

Electronic Equipment & Instruments — 1.0%
Itron, Inc. (2)	11,760	891,878

Electronic Manufacturing Services — 0.9%
Plexus Corp. (1) (2)	12,631	838,067

IT Consulting & Other Services — 1.1%
Virtusa Corp. (1) (2)	22,008	970,773

Semiconductor Equipment — 1.9%
FormFactor, Inc. (2)	38,737	866,547
Photronics, Inc. (2)	73,703	917,602

		1,784,149

Semiconductors — 0.9%
Silicon Laboratories, Inc. (1) (2)	9,540	846,007

Systems Software — 2.7%
CommVault Systems, Inc. (2)	22,317	930,619
OneSpan, Inc. (1) (2)	40,744	672,683
Varonis Systems, Inc. (2)	11,418	915,952

		2,519,254

Technology Distributors — 0.8%
ePlus, Inc. (1) (2)	9,556	723,963

Total Information Technology		18,124,779

Materials — 2.7%

Diversified Metals & Mining — 0.7%
Materion Corp.	15,143	686,584

Forest Products — 0.9%
Boise Cascade Co. (1)	24,383	865,109

Specialty Chemicals — 1.1%
Innospec, Inc. (1)	11,614	1,005,075

Total Materials		2,556,768

Real Estate — 3.8%

Diversified Real Estate Activities — 0.7%
RMR Group, Inc., Class A (1)	17,671	658,421

Healthcare REIT’s — 0.8%
CareTrust REIT, Inc.	33,962	708,787

Industrial REIT’s — 1.3%
EastGroup Properties, Inc. (1)	9,342	1,174,570

Specialized REIT’s — 1.0%
QTS Realty Trust, Inc., Class A (1)	16,923	950,565

Total Real Estate		3,492,343

Description	Shares	Value
Common Stocks (continued)

Utilities — 0.8%

Renewable Electricity — 0.8%
Ormat Technologies, Inc. (1)	10,879	$758,049

Total Common Stocks (identified cost $86,618,350)		91,129,680

Short-Term Investments — 41.9%

Collateral Pool Investments for Securities on Loan — 40.3%
Collateral pool allocation (3)		37,272,086

Mutual Funds — 1.6%
BMO Institutional Prime Money Market Fund — Premier Class, 1.550% (4)	1,428,713	1,428,856

Total Short-Term Investments (identified cost $38,700,879)		38,700,942

Total Investments — 140.4% (identified cost $125,319,229)		129,830,622
Other Assets and Liabilities — (40.4)%		(37,343,422)

Total Net Assets — 100.0%		$92,487,200

Global Low Volatility Equity Fund

Description	Shares	Value
Common Stocks — 99.1%

Australia — 0.2%
OceanaGold Corp.	46,674	$68,155

Belgium — 0.7%
Telenet Group Holding NV	3,207	123,455
UCB SA	1,154	106,969

		230,424

Bermuda — 0.9%
Argo Group International Holdings, Ltd.	2,281	128,329
Enstar Group, Ltd. (2)	991	176,785

		305,114

Brazil — 1.0%
IRB Brasil Resseguros S/A	28,300	210,420
Sao Martinho SA	21,100	124,989

		335,409

Canada — 9.8%
Allied Properties Real Estate Investment Trust	6,671	270,717
Atco, Ltd., Class I	11,027	411,423
BCE, Inc.	9,072	398,431
Cogeco Communications, Inc.	3,613	285,917
Emera, Inc.	3,732	157,260
First Capital Real Estate Investment Trust	4,963	74,024
George Weston, Ltd.	4,640	349,318
Granite Real Estate Investment Trust	5,743	292,445
Kirkland Lake Gold, Ltd.	4,594	148,165
Loblaw Cos., Ltd.	4,787	237,166
Quebecor, Inc., Class B	23,050	538,534
Rogers Communications, Inc., Class B	2,759	126,434

		3,289,834

China — 1.1%
361 Degrees International, Ltd.	191,000	34,529
Agricultural Bank of China, Ltd., Class H	411,000	165,541

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

February 29, 2020 (Unaudited)

Schedules of Investments

Global Low Volatility Equity Fund (continued)

Description	Shares	Value
Common Stocks (continued)

China (continued)
China Minsheng Banking Corp., Ltd., Class H	164,600	$111,796
China Telecom Corp., Ltd., Class H	116,000	43,881

		355,747

Czech Republic — 1.9%
CEZ AS	13,184	252,674
Komercni banka AS	5,572	171,039
Moneta Money Bank AS (5)	62,909	209,072

		632,785

Germany — 1.0%
Deutsche EuroShop AG	8,697	212,671
Talanx AG (2)	2,282	101,752

		314,423

Hong Kong — 6.8%
CLP Holdings, Ltd.	65,500	690,165
HK Electric Investments & HK Electric Investments, Ltd.	539,000	543,334
HKT Trust & HKT, Ltd.	434,000	650,815
PCCW, Ltd.	541,000	326,249
SmarTone Telecommunications Holdings, Ltd.	106,000	75,211

		2,285,774

Hungary — 0.3%
Magyar Telekom Telecommunications PLC	68,232	88,670

Israel — 1.7%
Bank Leumi Le-Israel BM	45,812	297,101
Reit 1, Ltd.	19,024	114,613
Strauss Group, Ltd.	5,011	151,009

		562,723

Italy — 4.5%
A2A SpA	119,135	208,548
Enel SpA	101,650	851,176
Iren SpA	148,754	460,931

		1,520,655

Japan — 14.2%
AOKI Holdings, Inc.	8,400	70,486
Bridgestone Corp.	1,800	59,936
Chubu Electric Power Co., Inc.	34,900	457,432
DCM Holdings Co., Ltd. (1)	11,200	101,841
Doutor Nichires Holdings Co., Ltd.	5,800	97,211
Frontier Real Estate Investment Corp.	128	472,160
Geo Holdings Corp.	14,500	157,215
Hogy Medical Co., Ltd.	1,900	54,378
Hoshino Resorts REIT, Inc.	73	314,451
Japan Rental Housing Investments, Inc.	432	390,372
KDDI Corp.	24,300	686,727
Mitsui Sugar Co., Ltd.	3,600	63,204
Morinaga Milk Industry Co., Ltd.	3,000	106,258
Nihon Kohden Corp.	3,500	105,644
Nippon Telegraph & Telephone Corp.	28,200	659,749
Paramount Bed Holdings Co., Ltd.	2,400	93,282
Premier Investment Corp.	152	205,903
Suzuken Co., Ltd.	2,200	72,543
TIS, Inc.	1,700	100,833
Towa Pharmaceutical Co., Ltd.	5,200	102,984
Tsumura & Co.	5,200	120,712
United Arrows, Ltd.	4,000	89,211
Valor Holdings Co., Ltd.	4,700	70,922

Description	Shares	Value
Common Stocks (continued)

Japan (continued)
Vital KSK Holdings, Inc.	7,800	$72,508
Xebio Holdings Co., Ltd.	4,800	43,586

		4,769,548

Malaysia — 2.3%
Genting Bhd	56,300	66,107
Public Bank Bhd	125,100	507,461
RHB Bank Bhd	150,700	198,751

		772,319

Mexico — 1.2%
Arca Continental SAB de C.V.	48,100	265,145
Qualitas Controladora SAB de C.V.	34,500	148,110

		413,255

Netherlands — 2.1%
Flow Traders (5)	14,750	352,398
Intertrust NV (5)	5,868	98,895
Koninklijke Ahold Delhaize NV	10,261	240,819

		692,112

New Zealand — 3.9%
Air New Zealand, Ltd.	50,062	70,887
Argosy Property, Ltd.	134,906	118,948
Fisher & Paykel Healthcare Corp., Ltd.	24,060	388,275
Infratil, Ltd.	51,813	165,444
Ryman Healthcare, Ltd.	23,907	225,979
Spark New Zealand, Ltd.	50,232	139,991
Summerset Group Holdings, Ltd.	41,085	199,430

		1,308,954

Philippines — 3.4%
Alliance Global Group, Inc. (2)	536,300	105,761
First Philippine Holdings Corp.	39,940	47,899
Globe Telecom, Inc.	3,410	119,245
International Container Terminal Services, Inc.	97,040	200,468
Manila Electric Co.	43,380	230,010
Megaworld Corp.	1,174,800	78,534
Metropolitan Bank & Trust Co.	173,578	191,288
PLDT, Inc.	8,785	170,892

		1,144,097

Portugal — 0.3%
REN — Redes Energeticas Nacionais SGPS SA	38,438	107,000

Singapore — 4.0%
Ascott Residence Trust	133,000	112,424
Cache Logistics Trust	117,500	57,950
CDL Hospitality Trusts	116,700	116,123
Mapletree Industrial Trust	49,400	95,453
NetLink NBN Trust	699,900	493,706
SATS, Ltd.	86,500	252,876
Sheng Siong Group, Ltd.	115,400	103,110
Singapore Airlines, Ltd.	19,900	115,231

		1,346,873

South Africa — 1.0%
AngloGold Ashanti, Ltd.	9,852	173,031
Gold Fields, Ltd.	28,405	169,167

		342,198

Spain — 0.8%
Red Electrica Corp. SA	13,383	256,710

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Global Low Volatility Equity Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Switzerland — 1.0%
Roche Holding AG	183	$59,648
Sonova Holding AG	1,101	263,665

		323,313

Taiwan — 4.7%
Coretronic Corp.	93,000	111,176
Far EasTone Telecommunications Co., Ltd.	216,000	467,942
Fubon Financial Holding Co., Ltd.	228,000	328,756
Great Wall Enterprise Co., Ltd.	89,200	117,352
Pou Chen Corp.	74,000	81,496
Taichung Commercial Bank Co., Ltd.	356,476	144,194
Taiwan Secom Co., Ltd.	26,075	75,781
Tripod Technology Corp.	38,000	130,799
Uni-President Enterprises Corp.	42,000	100,784

		1,558,280

United Kingdom — 0.8%
Assura PLC	294,178	279,459

United States — 29.5%
ALLETE, Inc.	2,069	142,740
Allstate Corp.	7,058	742,855
American Assets Trust, Inc.	12,334	511,244
American Express Co.	1,125	123,671
Atrion Corp.	238	146,682
AutoZone, Inc. (2)	146	150,746
Bryn Mawr Bank Corp.	2,414	80,241
CMS Energy Corp.	2,666	161,080
CONMED Corp.	1,504	142,339
Darden Restaurants, Inc.	2,918	284,505
Eli Lilly & Co.	2,001	252,386
Equity LifeStyle Properties, Inc.	10,026	685,077
Essex Property Trust, Inc.	1,779	504,097
Evergy, Inc.	2,530	165,336
Extra Space Storage, Inc.	1,837	184,361
Fresh Del Monte Produce, Inc.	1,554	42,611
Globus Medical, Inc., Class A (2)	2,612	118,141
Hershey Co.	1,178	169,620
Home Depot, Inc.	459	99,989
Kroger Co.	5,630	158,372
Lamb Weston Holdings, Inc.	1,242	107,917
MDU Resources Group, Inc.	3,848	106,705
Merck & Co., Inc.	9,571	732,756
Meridian Bancorp, Inc.	12,589	207,844
NuVasive, Inc. (2)	2,834	186,506
Peapack Gladstone Financial Corp.	3,562	97,777
PepsiCo, Inc.	4,276	564,560
Performance Food Group Co. (2)	4,875	206,700
Pfizer, Inc.	14,855	496,454
Pinnacle West Capital Corp.	770	68,907
Portland General Electric Co.	7,954	432,777
Progressive Corp.	1,760	128,762
Safety Insurance Group, Inc.	2,387	187,952
Sprouts Farmers Market, Inc. (2)	8,990	143,660
Sysco Corp.	7,972	531,334
Target Corp.	854	87,962
Unitil Corp.	1,747	98,426
Walmart, Inc.	4,919	529,678
Zoetis, Inc.	776	103,386

		9,886,156

Total Common Stocks (identified cost $31,464,112)		33,189,987

Description	Shares	Value
Short-Term Investments — 0.5%

Collateral Investment for Securities on Loan — 0.0%
BMO Institutional Prime Money Market Fund — Premier Class, 1.550% (3) (4)	8,460	$8,460

Mutual Funds — 0.5%
BMO Institutional Prime Money Market Fund — Premier Class, 1.550% (4)	166,316	166,333

Total Short-Term Investments (identified cost $174,783)		174,793

Total Investments — 99.6% (identified cost $31,638,895)		33,364,780
Other Assets and Liabilities — 0.4%		150,511

Total Net Assets — 100.0%		$33,515,291

Industry	Value	% of Total Net Assets
Agriculture	$159,963	0.5%
Airlines	186,118	0.5
Apparel	81,496	0.3
Auto Parts & Equipment	59,936	0.2
Banks	2,174,261	6.5
Beverages	829,705	2.5
Building Materials	106,705	0.3
Commercial Services	433,464	1.3
Diversified Financial Services	903,720	2.8
Electric	5,909,272	17.7
Electronics	241,975	0.7
Energy-Alternate Sources	124,989	0.4
Engineering & Construction	252,876	0.8
Food	2,566,161	7.6
Healthcare-Products	1,498,912	4.6
Healthcare-Services	225,979	0.7
Holding Companies-Diversified	105,761	0.3
Insurance	1,824,965	5.4
Internet	43,881	0.1
Lodging	66,107	0.2
Media	947,906	2.9
Mining	558,518	1.6
Pharmaceuticals	2,120,346	6.3
Real Estate	609,583	1.8
Real Estate Investment Trusts	4,680,873	13.8
Retail	1,763,776	5.2
Savings & Loans	207,844	0.6
Software	100,833	0.3
Telecommunications	4,404,062	13.2

Total Common Stocks	33,189,987	99.1
Collateral Investment for Securities on Loan	8,460	0.0
Mutual Funds	166,333	0.5

Total Investments	33,364,780	99.6

Other Assets and Liabilities	150,511	0.4

Net Assets	$33,515,291	100.0%

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

February 29, 2020 (Unaudited)

Schedules of Investments

Disciplined International Equity Fund

Description	Shares	Value
Common Stocks — 97.4%

Australia — 10.1%
Aurizon Holdings, Ltd.	61,082	$189,465
BHP Group, Ltd.	50,905	1,105,183
CSL, Ltd.	3,824	758,650
Qantas Airways, Ltd.	157,075	563,165
Rio Tinto PLC	21,108	989,316
Santos, Ltd.	228,208	1,000,032
Woodside Petroleum, Ltd.	11,815	215,510

		4,821,321

Denmark — 5.5%
Carlsberg A/S	3,329	441,397
Novo Nordisk A/S, Class B	26,950	1,601,732
Pandora A/S (1)	13,022	593,313

		2,636,442

Finland — 2.2%
UPM-Kymmene OYJ	34,789	1,070,210

France — 7.7%
Air France-KLM (2)	12,431	96,704
Arkema SA	3,856	365,795
BNP Paribas SA	7,262	354,834
Cie de Saint-Gobain	3,311	117,813
Eiffage SA	4,718	504,379
Peugeot SA	37,524	731,681
Sanofi	1,690	156,297
Sartorius Stedim Biotech	1,717	327,595
Valeo SA	10,624	274,681
Vinci SA	7,470	759,835

		3,689,614

Germany — 5.4%
Allianz SE	5,477	1,183,140
Covestro AG (5)	4,485	171,315
Deutsche Lufthansa AG	36,440	469,653
Fresenius Medical Care AG & Co. KGaA	1,412	108,725
Fresenius SE & Co. KGaA	8,182	385,595
Siltronic AG	2,646	249,141

		2,567,569

Hong Kong — 2.7%
CK Asset Holdings, Ltd.	151,000	950,623
WH Group, Ltd. (5)	320,000	328,446

		1,279,069

Israel — 1.4%
Bank Leumi Le-Israel BM	105,807	686,181

Italy — 6.2%
A2A SpA	211,766	370,700
Azimut Holding SpA	6,766	144,590
Enel SpA	178,346	1,493,397
Eni SpA	77,124	954,757

		2,963,444

Japan — 21.0%
AGC, Inc.	8,900	253,797
Alfresa Holdings Corp.	6,500	116,300
Astellas Pharma, Inc.	7,600	119,176
Brother Industries, Ltd.	6,400	115,046
Chubu Electric Power Co., Inc.	29,000	380,102
Daito Trust Construction Co., Ltd.	3,900	401,455
Daiwa House Industry Co., Ltd.	34,100	938,878
Fujitsu, Ltd.	4,600	485,456
Hitachi, Ltd.	33,100	1,110,273
JVC Kenwood Corp.	61,700	124,625

Description	Shares	Value
Common Stocks (continued)

Japan (continued)
Kajima Corp.	16,200	$173,742
Konica Minolta, Inc.	60,000	328,984
Mebuki Financial Group, Inc.	125,800	244,704
MS&AD Insurance Group Holdings, Inc.	15,500	498,447
Nichias Corp.	6,800	139,980
Nippon Telegraph & Telephone Corp.	54,800	1,282,066
Obayashi Corp.	46,800	469,996
ORIX Corp.	46,400	740,523
Sekisui Chemical Co., Ltd.	20,300	307,354
Sumitomo Electric Industries, Ltd.	7,900	93,772
Sumitomo Mitsui Financial Group, Inc. (1)	13,100	421,071
Suntory Beverage & Food, Ltd.	8,800	334,491
TIS, Inc.	5,100	302,498
USS Co., Ltd.	22,500	354,653
West Japan Railway Co.	4,900	345,607

		10,082,996

Netherlands — 6.0%
AerCap Holdings NV (2)	13,304	692,872
ASM International NV	7,570	887,651
BE Semiconductor Industries NV	5,503	215,074
Koninklijke Ahold Delhaize NV	46,943	1,101,723

		2,897,320

Norway — 1.6%
Telenor ASA	47,150	767,897

Singapore — 3.9%
DBS Group Holdings, Ltd.	60,600	1,058,223
United Overseas Bank, Ltd.	39,800	706,113
Wilmar International, Ltd.	43,600	124,217

		1,888,553

Spain — 1.6%
Amadeus IT Group SA	3,247	230,059
Banco Bilbao Vizcaya Argentaria SA	20,603	99,548
Endesa SA	12,549	323,253
Merlin Properties Socimi SA	9,909	127,850

		780,710

Sweden — 0.9%
Boliden AB	19,515	413,320

Switzerland — 10.3%
Nestle SA	2,700	279,739
Novartis AG	4,123	346,123
Roche Holding AG	6,478	2,111,468
Sonova Holding AG	4,285	1,026,165
TE Connectivity, Ltd.	10,730	889,195
Zurich Insurance Group AG	766	298,103

		4,950,793

United Kingdom — 10.9%
British American Tobacco PLC	29,581	1,175,542
Compass Group PLC	10,432	229,041
Diageo PLC	7,307	258,779
Dialog Semiconductor PLC (2)	6,888	234,155
GlaxoSmithKline PLC	67,340	1,357,000
Imperial Brands PLC	32,424	656,404
Legal & General Group PLC	59,608	201,033
Persimmon PLC	6,699	246,052
Tate & Lyle PLC	34,953	319,011
Unilever PLC	10,372	556,118

		5,233,135

Total Common Stocks (identified cost $45,356,273)		46,728,574

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Disciplined International Equity Fund (continued)

Description	Shares or Units	Value

Limited Partnership Units — 0.5%

Germany — 0.5%
Schaeffler AG	25,891	$230,211

Total Limited Partnership Units (identified cost $315,567)		230,211

Short-Term Investments — 2.5%

Collateral Investment for Securities on Loan — 2.0%
BMO Institutional Prime Money Market Fund — Premier Class, 1.550% (3) (4)	935,259	935,258

Mutual Funds — 0.5%
BMO Institutional Prime Money Market Fund — Premier Class, 1.550% (4)	245,523	245,548

Total Short-Term Investments (identified cost $1,180,806)		1,180,806

Total Investments — 100.4% (identified cost $46,852,646)		48,139,591
Other Assets and Liabilities — (0.4)%		(192,379)

Total Net Assets — 100.0%		$47,947,212

Industry	Value	% of Total Net Assets
Agriculture	$1,831,946	3.8%
Airlines	1,129,522	2.4
Auto Manufacturers	731,681	1.5
Auto Parts & Equipment	368,453	0.8
Banks	3,325,970	6.9
Beverages	1,034,667	2.1
Biotechnology	758,650	1.6
Building Materials	511,590	1.0
Chemicals	537,110	1.2
Commercial Services	230,059	0.5
Computers	485,456	1.0
Cosmetics/Personal Care	556,118	1.2
Diversified Financial Services	1,129,817	2.4
Electric	2,567,452	5.4
Electrical Components & Equipment	115,046	0.2
Electronics	889,195	1.9
Engineering & Construction	1,907,952	4.1
Food	2,153,136	4.5
Food Service	229,041	0.5
Forest Products & Paper	1,070,210	2.2
Healthcare-Products	1,353,760	2.8
Healthcare-Services	610,620	1.2
Home Builders	553,406	1.1
Home Furnishings	124,625	0.3
Insurance	2,180,723	4.5
Machinery-Construction & Mining	1,110,273	2.3
Mining	2,507,819	5.3
Office/Business Equipment	328,984	0.7
Oil & Gas	$2,170,299	4.5%
Pharmaceuticals	5,691,796	11.9
Real Estate	2,290,956	4.8
Real Estate Investment Trusts	127,850	0.2
Retail	947,966	1.9
Semiconductors	1,586,021	3.3
Software	302,498	0.6
Telecommunications	2,049,963	4.3

Industry	Value	% of Total Net Assets
Transportation	535,072	1.1
Trucking & Leasing	692,872	1.4

Total Common Stocks	46,728,574	97.4
Auto Parts & Equipment	230,211	0.5
Collateral Investment for Securities on Loan	935,258	2.0
Mutual Funds	245,548	0.5

Total Investments	48,139,591	100.4

Other Assets and Liabilities	(192,379)	(0.4)

Net Assets	$47,947,212	100.0%

Pyrford International Stock Fund

Description	Shares	Value
Common Stocks — 93.3%

Australia — 10.8%
Brambles, Ltd.	1,681,975	$12,947,415
Computershare, Ltd. (1)	1,022,774	10,108,604
Newcrest Mining, Ltd.	306,529	5,291,591
QBE Insurance Group, Ltd.	1,037,907	9,044,284
Rio Tinto, Ltd.	106,315	6,010,934
Woodside Petroleum, Ltd.	605,213	11,039,303
Woolworths Group, Ltd.	492,113	12,257,246

		66,699,377

Finland — 3.2%
Kone OYJ, Class B (1)	164,988	9,312,186
Sampo OYJ, A Shares	249,923	10,262,711

		19,574,897

France — 9.2%
Air Liquide SA	90,360	12,330,325
Bureau Veritas SA	412,922	10,103,676
Legrand SA	108,580	8,382,545
Rubis SCA	119,507	6,511,864
Sanofi	127,316	11,774,652
TOTAL SA	188,952	8,096,496

		57,199,558

Germany — 6.7%
Brenntag AG	232,068	10,363,745
Deutsche Post AG	234,073	7,011,859
Fielmann AG	108,564	7,574,135
GEA Group AG	279,264	7,393,087
SAP SE	76,255	9,389,040

		41,731,866

Hong Kong — 4.9%
AIA Group, Ltd.	712,800	6,893,841
China Mobile, Ltd.	1,267,500	10,073,296
Power Assets Holdings, Ltd.	1,031,000	7,372,115
VTech Holdings, Ltd.	658,600	5,787,807

		30,127,059

Japan — 11.4%
ABC-Mart, Inc. (1)	131,000	7,547,163
Japan Tobacco, Inc.	926,668	18,377,201
KDDI Corp.	461,200	13,033,691
Mitsubishi Electric Corp.	847,500	10,695,084
Nihon Kohden Corp.	329,600	9,948,637
Sumitomo Rubber Industries, Ltd.	647,700	6,706,445
Toyota Tsusho Corp.	132,100	3,969,143

		70,277,364

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

February 29, 2020 (Unaudited)

Schedules of Investments

Pyrford International Stock Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Malaysia — 3.0%
Axiata Group Bhd	6,714,967	$6,691,012
Malayan Banking Bhd	5,838,377	11,692,234

		18,383,246

Netherlands — 3.1%
Koninklijke Vopak NV	184,948	8,843,630
Unilever NV (1)	198,915	10,588,747

		19,432,377

Norway — 1.6%
Telenor ASA	628,161	10,230,398

Singapore — 4.9%
ComfortDelGro Corp., Ltd.	6,101,800	8,605,212
Singapore Technologies Engineering, Ltd.	1,607,400	4,859,626
Singapore Telecommunications, Ltd.	3,936,600	8,519,725
United Overseas Bank, Ltd.	472,402	8,381,131

		30,365,694

Sweden — 2.5%
Assa Abloy AB, Class B	199,447	4,482,813
Atlas Copco AB, A Shares	132,432	4,753,345
Essity AB, Class B	206,989	6,207,154

		15,443,312

Switzerland — 14.0%
Geberit AG	8,886	4,455,811
Givaudan SA	1,542	4,807,565
Nestle SA	210,271	21,785,537
Novartis AG	204,866	17,198,345
Roche Holding AG	61,680	20,104,256
Schindler Holding AG	18,557	4,175,288
SGS SA	2,082	5,188,476
Zurich Insurance Group AG	23,086	8,984,346

		86,699,624

Taiwan — 3.8%
Advantech Co., Ltd.	513,118	4,871,032
Chunghwa Telecom Co., Ltd.	2,353,000	8,363,352
Merida Industry Co., Ltd.	444,000	2,139,284
Taiwan Semiconductor Manufacturing Co., Ltd.	782,000	8,018,044

		23,391,712

United Kingdom — 14.2%
BP PLC	961,763	4,981,745
British American Tobacco PLC	237,095	9,422,103
Bunzl PLC	206,605	5,021,889
GlaxoSmithKline PLC	470,844	9,488,196
IMI PLC	340,454	4,465,912
Imperial Brands PLC	278,040	5,628,746
Legal & General Group PLC	2,937,504	9,906,993
National Grid PLC	913,085	11,569,601
Reckitt Benckiser Group PLC	114,350	8,440,638
Royal Dutch Shell PLC, A Shares (1)	279,627	6,126,636
Royal Dutch Shell PLC, B Shares	260,928	5,666,268
Vodafone Group PLC	3,939,917	6,880,746

		87,599,473

Total Common Stocks (identified cost $528,649,158)		577,155,957

Description	Shares	Value

Preferred Stocks — 1.9%

Germany — 1.9%
Fuchs Petrolub SE	311,297	$11,950,045

Total Preferred Stocks (identified cost $11,696,568)		11,950,045

Short-Term Investments — 8.7%

Collateral Investment for Securities on Loan — 4.3%
BMO Institutional Prime Money Market Fund — Premier Class, 1.550% (3) (4)	26,373,579	26,373,579

Mutual Funds — 4.4%
BMO Institutional Prime Money Market Fund — Premier Class, 1.550% (4)	27,553,641	27,556,396

Total Short-Term Investments (identified cost $53,927,065)		53,929,975

Total Investments — 103.9% (identified cost $594,272,791)		643,035,977
Other Assets and Liabilities — (3.9)%		(24,156,946)

Total Net Assets — 100.0%		$618,879,031

Industry	Value	% of Total Net Assets
Agriculture	$33,428,050	5.4%
Auto Parts & Equipment	6,706,445	1.1
Banks	20,073,365	3.2
Building Materials	4,455,811	0.7
Chemicals	27,501,635	4.5
Commercial Services	28,239,567	4.5
Computers	14,979,636	2.4
Cosmetics/Personal Care	16,795,901	2.7
Distribution/Wholesale	8,991,032	1.5
Electric	7,372,115	1.2
Electrical Components & Equipment	8,382,545	1.4
Electronics	4,482,813	0.7
Engineering & Construction	4,859,626	0.8
Food	34,042,783	5.5
Gas	18,081,465	2.9
Hand/Machine Tools	4,175,288	0.7
Healthcare-Products	9,948,637	1.6
Home Furnishings	5,787,807	1.0
Household Products/Wares	8,440,638	1.4
Insurance	45,092,175	7.4
Leisure Time	2,139,284	0.3
Machinery-Construction & Mining	15,448,429	2.5
Machinery-Diversified	16,705,273	2.7
Mining	11,302,525	1.8
Miscellaneous Manufacturing	4,465,912	0.7
Oil & Gas	35,910,448	5.8
Pharmaceuticals	58,565,449	9.5
Pipelines	8,843,630	1.4
Retail	15,121,298	2.4
Semiconductors	8,018,044	1.3
Software	9,389,040	1.5
Telecommunications	63,792,220	10.3
Transportation	15,617,071	2.5

Total Common Stocks	577,155,957	93.3
Preferred Stocks	11,950,045	1.9
Collateral Investment for Securities on Loan	26,373,579	4.3

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Pyrford International Stock Fund (continued)

Industry	Value	% of Total Net Assets
Mutual Funds	$27,556,396	4.4%

Total Investments	643,035,977	103.9

Other Assets and Liabilities	(24,156,946)	(3.9)

Net Assets	$618,879,031	100.0%

LGM Emerging Markets Equity Fund

Description	Shares	Value
Common Stocks — 93.0%

Brazil — 2.9%
Raia Drogasil SA	305,300	$8,185,664

Cayman Islands — 2.6%
Tencent Holdings, Ltd.	147,900	7,295,227

Chile — 0.9%
Aguas Andinas SA, Class A	7,099,468	2,430,520

China — 17.6%
ANTA Sports Products, Ltd.	1,156,000	9,404,469
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	2,649,122	11,080,729
Ping An Healthcare and Technology Co., Ltd. (2) (5)	781,200	7,744,448
Sinopharm Group Co., Ltd., Class H	1,315,200	4,114,237
Tingyi Cayman Islands Holding Corp.	4,888,000	8,886,818
Yum China Holdings, Inc.	177,493	7,772,418

		49,003,119

Egypt — 4.4%
Commercial International Bank Egypt SAE, GDR	1,833,226	8,992,795
Eastern Co. SAE	3,593,061	3,272,283

		12,265,078

Hong Kong — 6.8%
AIA Group, Ltd.	1,075,200	10,398,791
Sands China, Ltd.	1,784,000	8,378,942

		18,777,733

India — 16.5%
Colgate-Palmolive India, Ltd.	421,044	7,535,917
Emami, Ltd.	181,085	649,208
HDFC Bank, Ltd.	853,280	14,047,410
ICICI Bank, Ltd.	1,466,519	10,141,588
ITC, Ltd.	1,731,802	4,760,814
Tata Consultancy Services, Ltd.	204,732	5,702,033
United Spirits, Ltd. (2)	321,042	3,097,363

		45,934,333

Indonesia — 5.9%
Bank Mandiri Persero Tbk PT	24,599,508	12,320,329
Bank Rakyat Indonesia Persero Tbk PT	13,832,200	4,038,467

		16,358,796

Jersey — 2.1%
Wizz Air Holdings PLC (2) (5)	131,249	5,800,812

Malaysia — 1.4%
Public Bank Bhd	939,900	3,812,648

Description	Shares	Value
Common Stocks (continued)

Mexico — 5.7%
Bolsa Mexicana de Valores SAB de C.V.	2,026,573	$4,304,782
Wal-Mart de Mexico SAB de C.V.	4,120,089	11,598,543

		15,903,325

Netherlands — 2.3%
Prosus NV (2)	88,799	6,295,513

Nigeria — 1.1%
Guaranty Trust Bank PLC	48,352,103	3,144,755

Peru — 1.4%
Credicorp, Ltd.	20,766	3,764,253

Philippines — 3.0%
Universal Robina Corp.	2,971,920	8,323,903

Russia — 4.3%
Magnit PJSC, GDR	607,722	6,765,742
Moscow Exchange MICEX-RTS PJSC	3,453,080	5,138,185

		11,903,927

South Africa — 7.9%
AVI, Ltd.	751,727	3,527,810
Clicks Group, Ltd.	407,009	6,281,792
Discovery, Ltd.	903,136	5,544,281
Famous Brands, Ltd.	142,321	505,221
Mr Price Group, Ltd.	630,408	6,221,763

		22,080,867

Thailand — 0.9%
Kasikornbank PCL	694,469	2,618,977

United States — 3.1%
Western Union Co.	378,338	8,470,988

Vietnam — 2.2%
Vietnam Dairy Products JSC	1,368,611	6,148,346

Total Common Stocks (identified cost $237,875,191)		258,518,784

Common Stock Units — 2.9%

Mexico — 2.9%
Fomento Economico Mexicano SAB de C.V.,	971,600	7,922,664

Total Common Stock Units (identified cost $8,477,860)		7,922,664

Short-Term Investments — 9.0%

Collateral Investment for Securities on Loan — 5.6%
BMO Institutional Prime Money Market Fund — Premier Class, 1.550% (3) (4)	15,605,355	15,605,355

Mutual Funds — 3.4%
BMO Institutional Prime Money Market Fund — Premier Class, 1.550% (4)	9,388,112	9,389,050

Total Short-Term Investments (identified cost $24,993,368)		24,994,405

Total Investments — 104.9% (identified cost $271,346,419)		291,435,853
Other Assets and Liabilities — (4.9)%		(13,493,972)

Total Net Assets — 100.0%		$277,941,881

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

February 29, 2020 (Unaudited)

Schedules of Investments

LGM Emerging Markets Equity Fund (continued)

Industry	Value	% of Total Net Assets
Agriculture	$8,033,097	2.9%
Airlines	5,800,812	2.1
Banks	62,881,222	22.6
Beverages	3,097,363	1.1
Computers	5,702,033	2.1
Cosmetics/Personal Care	7,535,917	2.7
Diversified Financial Services	17,913,955	6.5
Food	41,205,538	14.8
Healthcare-Services	7,744,448	2.8
Holding Companies-Diversified	3,527,810	1.3
Insurance	15,943,072	5.8
Internet	13,590,740	4.9
Lodging	8,378,942	3.0
Pharmaceuticals	4,763,445	1.6
Retail	49,969,870	17.9
Water	2,430,520	0.9

Total Common Stocks	258,518,784	93.0
Common Stock Units	7,922,664	2.9
Collateral Investment for Securities on Loan	15,605,355	5.6
Mutual Funds	9,389,050	3.4

Total Investments	291,435,853	104.9

Other Assets and Liabilities	(13,493,972)	(4.9)

Net Assets	$277,941,881	100.0%

Alternative Strategies Fund

Description	Shares	Value
Common Stocks — 24.6%

Australia — 0.9%
Beach Energy, Ltd.	68,491	$76,817
BHP Group PLC	8,958	162,190
Fortescue Metals Group, Ltd.	6,106	39,832
Regis Resources, Ltd.	22,740	59,853

		338,692

Bermuda — 0.4%
Essent Group, Ltd.	2,983	130,178

Canada — 2.6%
Air Canada (2)	8,244	210,361
Allied Properties Real Estate Investment Trust	5,844	237,156
Cascades, Inc.	7,472	60,733
Cogeco Communications, Inc.	902	71,380
Cogeco, Inc.	1,016	69,744
George Weston, Ltd.	1,819	136,942
InterRent Real Estate Investment Trust	6,491	80,228
Methanex Corp.	1,536	44,218
Quebecor, Inc., Class B	1,353	31,611
Teck Resources, Ltd., Class B	1,741	17,511

		959,884

Cayman Islands — 0.1%
Tianneng Power International, Ltd.	42,000	31,071

China — 0.1%
Agricultural Bank of China, Ltd., Class H	55,000	22,153

Denmark — 0.9%
H Lundbeck A/S	817	28,268

Description	Shares	Value
Common Stocks (continued)

Denmark (continued)
Novo Nordisk A/S, Class B	3,715	$220,795
Scandinavian Tobacco Group A/S, Class A (5)	6,420	82,452

		331,515

France — 0.2%
Peugeot SA	2,462	48,006
Sanofi	401	37,086

		85,092

Germany — 0.0%
Hamburger Hafen und Logistik AG	609	12,886

Hong Kong — 0.7%
Ajisen China Holdings, Ltd.	71,000	17,891
HKT Trust & HKT, Ltd.	69,000	103,471
SITC International Holdings Co., Ltd.	58,000	67,622
SmarTone Telecommunications Holdings, Ltd.	63,000	44,701
WH Group, Ltd. (5)	34,500	35,410

		269,095

Indonesia — 0.4%
Adaro Energy Tbk PT	952,200	78,020
Bukit Asam Tbk PT	455,100	71,025
Indo Tambangraya Megah Tbk PT	19,700	15,514

		164,559

Italy — 1.3%
ASTM SpA	1,007	25,072
Enel SpA	35,923	300,805
Iren SpA	43,080	133,488

		459,365

Japan — 2.0%
Arcs Co., Ltd.	2,600	41,463
Artnature, Inc.	2,300	13,950
Axial Retailing, Inc.	400	12,681
Frontier Real Estate Investment Corp.	50	184,437
Fukuda Corp.	900	32,520
Heiwado Co., Ltd.	4,800	74,274
Hoshino Resorts REIT, Inc.	3	12,923
J-Oil Mills, Inc.	900	33,521
KDDI Corp.	1,600	45,217
Mitsuboshi Belting, Ltd.	1,600	21,795
Mitsui Sugar Co., Ltd.	1,300	22,824
Nippon Telegraph & Telephone Corp.	4,800	112,298
Okinawa Electric Power Co., Inc.	3,450	59,791
Press Kogyo Co., Ltd.	6,800	19,423
San-Ai Oil Co., Ltd.	2,000	17,396
Yorozu Corp.	1,400	16,623

		721,136

Malaysia — 0.1%
Malaysian Pacific Industries Bhd	6,800	17,615

Netherlands — 0.5%
Koninklijke Ahold Delhaize NV	7,960	186,816

New Zealand — 0.8%
Air New Zealand, Ltd.	44,820	63,465
Fisher & Paykel Healthcare Corp., Ltd.	14,354	231,642
New Zealand Refining Co., Ltd.	18,343	13,966

		309,073

Norway — 0.2%
Austevoll Seafood ASA	4,275	38,246
DNO ASA	14,917	10,328
Sparebank 1 Oestlandet	1,969	19,748

		68,322

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Alternative Strategies Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Poland — 0.2%
Asseco Poland SA	4,314	$66,999

Singapore — 0.8%
ComfortDelGro Corp., Ltd.	36,800	51,898
DBS Group Holdings, Ltd.	10,500	183,356
NetLink NBN Trust	98,700	69,622

		304,876

South Korea — 0.9%
DB HiTek Co., Ltd.	3,122	61,990
S&T Motiv Co., Ltd.	452	14,782
Samsung Electronics Co., Ltd.	4,935	223,260
Soulbrain Co., Ltd.	304	21,890

		321,922

Sweden — 0.1%
Mycronic AB	2,125	30,129

Switzerland — 0.7%
Ferrexpo PLC	9,422	15,903
Roche Holding AG	774	252,281

		268,184

Taiwan — 0.7%
Nanya Technology Corp.	28,000	68,262
Uni-President Enterprises Corp.	54,000	129,580
United Integrated Services Co., Ltd.	12,000	71,133

		268,975

Trinidad — 0.0%
Pegasus Hava Tasimaciligi A/S (2)	1,170	10,221

United Kingdom — 1.6%
GlaxoSmithKline PLC	9,466	190,754
Imperial Brands PLC	2,251	45,570
International Consolidated Airlines Group SA	7,531	47,108
Legal & General Group PLC	54,831	184,922
Reach PLC	10,803	20,539
SThree PLC	4,551	18,541
Taylor Wimpey PLC	5,281	13,859
Watkin Jones PLC	15,384	50,521

		571,814

United States — 8.4%
Amkor Technology, Inc. (2)	2,062	21,517
ArcBest Corp.	2,116	41,918
Best Buy Co., Inc.	1,552	117,409
Citizens Financial Group, Inc.	944	29,915
CONMED Corp.	1,975	186,914
Corcept Therapeutics, Inc. (2)	1,474	18,602
CRA International, Inc.	1,621	75,393
Cutera, Inc. (2)	385	9,540
Discover Financial Services	1,552	101,780
Emergent BioSolutions, Inc. (2)	634	37,203
Employers Holdings, Inc.	1,461	56,307
Enova International, Inc. (2)	597	11,474
Essex Property Trust, Inc.	833	236,039
F5 Networks, Inc. (2)	351	42,102
FedNat Holding Co.	917	11,958
Glaukos Corp. (2)	1,392	61,220
Globus Medical, Inc., Class A (2)	999	45,185
GMS, Inc. (2)	7,100	162,235
Haemonetics Corp. (2)	673	72,906
HealthStream, Inc. (2)	1,511	36,748
Integer Holdings Corp. (2)	1,377	124,164

Description	Shares or Units	Value
Common Stocks (continued)

United States (continued)
K12, Inc. (2)	3,339	$66,379
Lantheus Holdings, Inc. (2)	2,588	40,243
LeMaitre Vascular, Inc.	621	17,699
Luminex Corp.	806	19,957
Marlin Business Services Corp.	2,675	52,590
Masco Corp.	4,384	181,147
Merit Medical Systems, Inc. (2)	2,836	102,124
Myriad Genetics, Inc. (2)	1,551	27,329
Natus Medical, Inc. (2)	1,260	33,869
NextGen Healthcare, Inc. (2)	1,720	22,498
Orthofix Medical, Inc. (2)	1,348	47,638
Pacira BioSciences, Inc. (2)	969	42,035
Qorvo, Inc. (2)	313	31,482
Regions Financial Corp.	5,522	74,657
Rush Enterprises, Inc., Class A	2,015	84,469
Southwest Airlines Co.	715	33,026
SpartanNash Co.	1,164	14,469
Supernus Pharmaceuticals, Inc. (2)	2,172	39,074
Surmodics, Inc. (2)	678	23,669
Sykes Enterprises, Inc. (2)	2,413	76,444
Synchrony Financial	1,004	29,216
Sysco Corp.	1,511	100,708
U.S. Foods Holding Corp. (2)	4,393	147,781
United Airlines Holdings, Inc. (2)	799	49,210
Unum Group	2,947	68,695
Vanda Pharmaceuticals, Inc. (2)	2,040	22,501
Vishay Intertechnology, Inc.	4,892	91,480
Vishay Precision Group, Inc. (2)	858	23,569
WW Grainger, Inc.	75	20,816

		3,085,303

Total Common Stocks (identified cost $9,631,172)		9,035,875

Limited Partnership Units — 0.1%

Germany — 0.1%
Schaeffler AG	4,247	37,762

Total Limited Partnership Units (identified cost $45,985)		37,762

Short-Term Investments — 65.9%

Mutual Funds — 65.9%
BMO Institutional Prime Money Market Fund — Premier Class, 1.550% (4)	24,272,341	24,274,768

Total Short-Term Investments (identified cost $24,271,307)		24,274,768

Total Investments — 90.6% (identified cost $33,948,464)		33,348,405
Other Assets and Liabilities — 9.4%		3,472,024

Total Net Assets — 100.0%		$36,820,429

Industry Allocation
Industry	Value	% of Total Net Assets
Common Stocks
Agriculture	$128,022	0.4%
Airlines	413,391	1.1
Auto Manufacturers	48,006	0.1
Auto Parts & Equipment	50,828	0.1
Banks	329,829	0.9
Biotechnology	92,800	0.3
Building Materials	181,147	0.5

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

February 29, 2020 (Unaudited)

Schedules of Investments

Alternative Strategies Fund (continued)

Industry Allocation (continued)
Industry	Value	% of Total Net Assets
Chemicals	$66,108	0.2%
Coal	164,559	0.5
Commercial Services	198,271	0.5
Computers	143,443	0.4
Cosmetics/Personal Care	13,950	0.0
Distribution/Wholesale	38,212	0.1
Diversified Financial Services	195,060	0.5
Electric	494,084	1.3
Electrical Components & Equipment	31,071	0.1
Electronics	145,178	0.4
Engineering & Construction	103,653	0.3
Food	974,715	2.7
Forest Products & Paper	60,733	0.2
Healthcare-Products	1,016,770	2.8
Holding Companies-Diversified	17,615	0.1
Home Builders	13,859	0.0
Insurance	452,060	1.2
Internet	78,850	0.2
Iron/Steel	55,735	0.2
Media	193,274	0.5
Mining	239,554	0.7
Miscellaneous Manufacturing	21,795	0.1
Oil & Gas	101,111	0.3
Pharmaceuticals	823,128	2.2
Real Estate	50,521	0.1
Real Estate Investment Trusts	750,783	2.0
Retail	382,004	1.0
Semiconductors	406,511	1.1
Software	22,498	0.1
Telecommunications	375,309	1.0
Transportation	161,438	0.4

Total Common Stocks	9,035,875	24.6
Limited Partnership Units	37,762	0.1
Short-Term Investments	24,274,768	65.9

Total Investments	33,348,405	90.6
Other Assets and Liabilities	3,472,024	9.4

Total Net Assets	$36,820,429	100.0%

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

At February 29, 2020, the Alternative Strategies Fund had outstanding futures contracts as set forth below:

Expiration Date	Number of Contracts	Description	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Long Futures

Bond Futures
March 2020	14	SFE 10-Year Australian Bond	$1,350,003	$1,365,275	$15,272
June 2020	31	Canadian Government Bond	3,265,910	3,296,197	30,287
June 2020	24	United States Treasury Bond	3,978,113	4,086,000	107,887
June 2020	9	United States Treasury Note	1,196,297	1,212,750	16,453
Index Futures
March 2020	18	CME E-Mini S&P 500® Index	2,923,232	2,655,990	(267,242)
March 2020	10	Russell 2000 Mini Index	839,239	737,450	(101,789)
March 2020	30	Eurex Euro STOXX 50 Index	1,233,473	1,097,547	(135,926)
March 2020	4	OSE Nikkei 225 Index	881,074	781,754	(99,320)
March 2020	6	TSE TOPIX Index	943,989	834,137	(109,852)
March 2020	6	CME E-Mini NASDAQ 100 Index	1,079,527	1,014,480	(65,047)
March 2020	5	LIFFE FTSE 100 Index	477,892	418,526	(59,366)
March 2020	3	DAX Index	1,114,196	978,569	(135,627)
March 2020	1	CME Nikkei Index	110,606	97,419	(13,187)
March 2020	1	CBOT E-Mini DJIA Index	146,543	126,820	(19,723)
March 2020	6	CAC 40 10 Euro	398,687	351,487	(47,200)
March 2020	1	HKG Hang Seng Index	171,808	167,864	(3,944)
Interest Rate Futures
March 2020	6	Eurex 10-Year Euro BUND	1,158,793	1,175,442	16,649
June 2021	139	CME 3-Month Eurodollar	34,220,790	34,478,950	258,160
June 2021	104	LIFFE 90-Day Sterling	16,567,052	16,597,113	30,061
June 2021	70	LIFFE 3-Month Euro Euribor	19,403,747	19,419,592	15,845
June 2020	8	LIFFE 10-Year Gilt Government Bond	1,379,025	1,388,825	9,800
Short Futures

Bond Futures
June 2020	5	United States Treasury Note	(742,266)	(751,094)	(8,828)
Index Futures
March 2020	1	LIFFE FTSE 100 Index	(95,360)	(83,705)	11,655
March 2020	8	Russell 2000 Mini Index	(671,934)	(589,960)	81,974
March 2020	3	MSCI E-Mini Emerging Markets Index	(161,902)	(151,320)	10,582
March 2020	22	Eurex Euro STOXX 600 Index	(488,895)	(453,194)	35,701
Interest Rate Futures
March 2020	10	Eurex 10-Year Euro BUND	(1,942,941)	(1,959,070)	(16,129)

Total Futures Contracts			$88,736,698	$88,293,844	$(442,854)

At February 29, 2020, the Alternative Strategies Fund had outstanding forward foreign currency exchange contracts as set forth below:

Settlement Date	Currency	Contract Amount				Value	Unrealized Appreciation (Depreciation)	Counterparty
		Buy		Sell
March 19, 2020	Japanese Yen	JPY	211,454,000		$(1,934,957)	$1,962,180	$27,227	Bank of America
March 19, 2020	Japanese Yen		$4,339,400	JPY	(474,609,000)	(4,404,120)	(64,718)	Bank of America
March 20, 2020	Australian Dollar	AUD	3,318,000		$(2,300,832)	2,162,425	(138,405)	Bank of America
March 20, 2020	Australian Dollar		$4,138,161	AUD	(6,056,000)	(3,946,851)	191,312	Bank of America
March 20, 2020	Canadian Dollar	CAD	4,494,000		$(3,439,907)	3,348,195	(91,714)	Bank of America
March 20, 2020	Canadian Dollar		$4,751,101	CAD	(6,296,000)	(4,690,749)	60,351	Bank of America
March 20, 2020	Euro Currency	EUR	1,522,000		$(1,682,865)	1,682,008	(861)	Bank of America
March 20, 2020	Euro Currency		$5,371,777	EUR	(4,828,000)	(5,335,564)	36,217	Bank of America
March 20, 2020	Mexican Peso (new)	MXN	11,878,000		$(622,665)	601,860	(20,805)	Bank of America
March 20, 2020	Mexican Peso (new)		$77,567	MXN	(1,501,000)	(76,056)	1,512	Bank of America
March 20, 2020	New Zealand Dollar	NZD	1,326,000		$(876,457)	828,968	(47,491)	Bank of America
March 20, 2020	New Zealand Dollar		$1,456,590	NZD	(2,262,000)	(1,414,118)	42,473	Bank of America
March 20, 2020	Pound Sterling	GBP	1,853,000		$(2,429,222)	2,376,978	(52,247)	Bank of America
March 20, 2020	Pound Sterling		$520,958	GBP	(401,000)	(514,393)	6,564	Bank of America
March 20, 2020	Swiss Franc	CHF	2,757,000		$(2,846,896)	2,861,092	14,194	Bank of America
March 20, 2020	Swiss Franc		$1,276,467	CHF	(1,248,000)	(1,295,120)	(18,652)	Bank of America

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

February 29, 2020 (Unaudited)

Schedules of Investments

Settlement Date	Currency	Contract Amount				Value	Unrealized Appreciation (Depreciation)	Counterparty
		Buy		Sell
April 8, 2020	Australian Dollar		$4,002,000		$(3,565,822)	$2,601,272	$(57,404)	Westpac Banking Corporation
April 8, 2020	Australian Dollar	AUD	2,343,000		$(1,546,778)	1,522,934	(23,845)	Westpac Banking Corporation
April 8, 2020	Australian Dollar		$249,791	AUD	(378,126)	(245,779)	4,012	Barclays Bank PLC
April 8, 2020	Australian Dollar		$1,575,084	AUD	(2,343,000)	(1,522,934)	52,150	Westpac Banking Corporation
April 8, 2020	Canadian Dollar		3,567,343		(4,002,000)	2,659,810	58,538	Westpac Banking Corporation
April 8, 2020	Chilean Peso	CLP	1,187,208,000		$(1,464,785)	1,451,139	(13,646)	BNP Paribas, N.A.
April 8, 2020	Chilean Peso		$1,499,000	CLP	(1,187,208,000)	(1,451,138)	47,862	BNP Paribas, N.A.
April 8, 2020	Euro Currency	EUR	458,000		$(512,195)	505,042	(7,153)	BNP Paribas, N.A.
April 8, 2020	Euro Currency	EUR	50,888		$(56,038)	56,115	77	Canadian Imperial Bank of Commerce
April 8, 2020	Euro Currency		$556,173	EUR	(510,678)	(563,130)	(6,957)	Royal Bank of Canada (UK)
April 8, 2020	Japanese Yen	JPY	29,559,735		$(270,000)	273,953	3,953	Barclays Bank PLC
April 8, 2020	Japanese Yen	JPY	3,276,242		$(30,000)	30,363	363	Canadian Imperial Bank of Commerce
April 8, 2020	Japanese Yen		$300,000	JPY	(33,550,131)	(310,935)	(10,935)	Bank of Montreal
April 8, 2020	Mexican Peso (new)	MXN	8,405,564		$(440,000)	423,447	(16,553)	HSBC Bank (USA)
April 8, 2020	Norwegian Krone		$250,566	NOK	(2,346,748)	(248,390)	2,176	Citigroup Global Market, Ltd.
April 8, 2020	Pound Sterling	GBP	193,363		$(249,563)	247,325	(2,238)	Bank of Montreal
April 8, 2020	Pound Sterling	GBP	265,276		$(346,132)	339,307	(6,826)	BNP Paribas, N.A.
April 8, 2020	Pound Sterling	GBP	1,870,000		$(2,428,432)	2,391,863	(36,568)	HSBC Bank (USA)
April 8, 2020	Pound Sterling		$2,427,242	GBP	(1,870,000)	(2,391,863)	35,378	Barclays Bank PLC
April 8, 2020	Pound Sterling		$350,590	GBP	(265,276)	(339,307)	11,283	Societe Generale
April 8, 2020	Swedish Krona	SEK	2,446,001		$(250,566)	253,162	2,596	Societe Generale
April 8, 2020	Thailand Baht		$198,454	THB	(6,289,000)	(199,438)	(984)	Barclays Bank PLC

							$(19,764)

At February 29, 2020, the Alternative Strategies Fund had outstanding total return swap agreements as set forth below:

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount	Value at 2/29/20	Upfront Payment Paid	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	+	Pay	1 Month USD LIBOR Plus 0.23%	Monthly	12/28/2020	$10,623,628	$(1,459,540)	$—	$(1,459,540)
JPMorgan Chase & Co.	++	Receive	1 Month USD LIBOR Plus 0.15%	Monthly	12/28/2020	10,610,325	909,447	—	909,447
JPMorgan Chase & Co.	+++	Receive	1 Month USD LIBOR Plus 0.15%	Monthly	02/08/2021	4,340,734	479,273	—	$479,273

							$(70,820)	$—	$(70,820)

+	BMO Alternative Strategies Global Market Neutral Long Index
++	BMO Alternative Strategies Global Short Index
+++	BMO Alternative Strategies Global Market Neutral Short Index

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

The following table represents the equity basket holdings underlying the total return swap with BMO Alternative Strategies Global Market Neutral Long Index as of February 29, 2020:

Security Description	Shares	Value	Index Weight
BMO Alternative Strategies Global Market Neutral Long Index
Adaro Energy Tbk PT	390,018	$31,397	0.38%
AerCap Holdings NV	852	44,373	0.54
AES Corp.	1,903	31,829	0.39
AGC, Inc.	1,287	36,977	0.45
AGCO Corp.	953	57,616	0.70
Air Canada	837	21,361	0.26
Akamai Technologies, Inc.	421	36,449	0.44
Alliance Data Systems Corp.	1,049	18,441	0.22
Ally Financial, Inc.	406	34,845	0.43
Altium, Ltd.	2,236	44,403	0.55
Altri SGPS SA	9,228	49,282	0.60
Amano Corp.	429	10,550	0.13
American Airlines Group, Inc.	939	17,879	0.22
American Eagle Outfitters, Inc.	637	8,208	0.10
Arcs Co., Ltd.	1,112	17,813	0.22
Asahi Co., Ltd.	1,644	16,459	0.20
Asia Cement China Holdings Corp.	6,663	8,789	0.11
Asseco Poland SA	1,879	28,924	0.35
ASTM SpA	1,464	36,049	0.44
AT&S Austria Technologie & Systemtechnik	1,335	23,120	0.28
Atkore International Group, Inc.	2,019	74,521	0.91
Axial Retailing, Inc.	879	21,917	0.27
BE Semiconductor Industries NV	1,298	50,031	0.61
BE Semiconductor Industries NV	426	13,559	0.17
Berry Global Group, Inc.	1,908	72,446	0.88
Boston Properties, Inc.	554	71,404	0.87
Burlington Stores, Inc.	94	20,386	0.25
Cabot Corp.	2,251	84,154	1.03
Cabot Oil & Gas Corp.	1,469	20,462	0.25
Cadence Design Systems, Inc.	1,348	89,150	1.09
Capital One Financial Corp.	357	31,523	0.38
Cascades, Inc.	3,471	28,209	0.34
Castlight Health, Inc.	6,927	6,278	0.08
Cementir Holding NV	1,539	9,846	0.12
Central Pacific Financial Corp.	3,223	77,103	0.94
China BlueChemical, Ltd.	44,001	8,356	0.10
China Resources Cement Holdings, Ltd.	11,231	14,138	0.17
CI Financial Corp.	2,099	34,849	0.43
Citigroup, Inc.	1,410	89,479	1.09
Citizens Financial Group, Inc.	1,131	35,850	0.44
Cogeco, Inc.	269	18,458	0.23
Comfort Systems USA, Inc.	562	23,718	0.29
ComfortDelGro Corp., Ltd.	29,025	40,553	0.50
Corestate Capital Holding SA	346	15,311	0.19
Covestro AG	1,080	40,931	0.50
CTT-Correios de Portugal SA	7,714	19,642	0.24
Daiichikosho Co., Ltd.	1,732	70,797	0.86
Daiichikosho Co., Ltd.	521	12,917	0.16
DB HiTek Co., Ltd.	1,089	21,336	0.26
Derichebourg SA	7,435	24,761	0.30
DNO ASA	25,930	17,680	0.22
Dollar General Corp.	450	67,586	0.82
Enerflex, Ltd.	5,269	29,045	0.35
Entegris, Inc.	307	16,396	0.20
Equinor ASA	1,107	16,513	0.20
Eramet	429	13,853	0.17
Essent Group Ltd.	3,743	163,324	1.99
Essex Property Trust, Inc.	750	212,512	2.59
Estee Lauder Cos, Inc.	128	23,544	0.29
Eutelsat Communications SA	1,318	17,726	0.22
F5 Networks, Inc.	411	49,333	0.60
Fabrinet	1,127	62,117	0.76

Security Description	Shares	Value	Index Weight
FedNat Holding Co.	1,301	$16,961	0.21%
Ferrexpo PLC	20,857	34,432	0.42
Finnair OYJ	1,524	7,997	0.10
Fortescue Metals Group, Ltd.	12,672	82,359	1.00
Fortinet, Inc.	1,045	106,696	1.30
France Bed Holdings Co., Ltd.	1,173	9,344	0.11
FTI Consulting, Inc.	349	39,281	0.48
Fujitsu Ltd.	276	28,700	0.35
Fukuda Corp.	345	12,536	0.15
Genting Singapore Ltd.	30,971	18,085	0.22
Glaukos Corp.	666	29,274	0.36
Globalwafers Co., Ltd.	2,368	32,018	0.39
Globus Medical, Inc.	791	35,772	0.44
GMS, Inc.	853	19,492	0.24
Haemonetics Corp.	247	26,707	0.33
Hanmi Financial Corp.	4,067	63,443	0.77
HealthStream, Inc.	1,860	45,240	0.55
Helmerich & Payne, Inc.	287	10,604	0.13
Herc Holdings, Inc.	2,219	81,385	0.99
Hitachi Ltd.	2,555	86,150	1.05
HMS Holdings Corp.	352	8,074	0.10
Honda Motor Co., Ltd.	800	20,761	0.25
Host Hotels & Resorts, Inc.	5,072	73,438	0.90
Hudbay Minerals, Inc.	8,665	21,109	0.26
Huntington Ingalls Industries, Inc.	580	119,140	1.45
IGG, Inc.	19,917	14,491	0.18
Integer Holdings Corp.	137	12,374	0.15
International Consolidated Airlines Grou	8,220	49,555	0.60
Israel Corp., Ltd.	172	24,333	0.30
JetBlue Airways Corp.	1,221	19,268	0.24
JTEKT Corp.	6,564	64,078	0.78
KAR Auction Services, Inc.	1,242	23,918	0.29
KDDI Corp.	3,357	95,158	1.16
Kerry Properties Ltd.	10,807	30,717	0.37
Kirkland Lake Gold, Ltd.	1,987	64,081	0.78
Kohl’s Corp.	3,084	23,532	0.29
Koninklijke Ahold Delhaize NV	2,417	56,239	0.69
Koninklijke Volkerwessels NV	1,181	28,401	0.35
Kraton Corp.	1,729	17,498	0.21
Kroger Co.	526	14,783	0.18
Kurabo Industries Ltd.	856	15,460	0.19
Lantheus Holdings, Inc.	1,207	18,764	0.23
Legal & General Group PLC	63,641	211,350	2.58
Luminex Corp.	2,622	64,916	0.79
Marlin Business Services Corp.	1,066	20,951	0.26
Masco Corp.	4,826	199,420	2.43
Matrix Service Co.	2,273	27,460	0.34
Max Co Ltd.	1,051	17,370	0.21
Mebuki Financial Group, Inc.	55,946	109,439	1.34
Medpace Holdings, Inc.	1,918	172,478	2.10
Meet Group, Inc.	2,669	13,614	0.17
Meidensha Corp.	814	13,078	0.16
Meitec Corp.	935	44,226	0.54
Methanex Corp.	1,682	48,430	0.59
Micro Focus International PLC	647	6,122	0.07
Mitsuboshi Belting Ltd.	1,033	14,148	0.17
Mitsui Sugar Co., Ltd.	1,593	28,045	0.34
Moneysupermarket.com Group PLC	30,415	120,626	1.47
Myriad Genetics, Inc.	452	7,973	0.10
Naphtha Israel Petroleum Corp., Ltd.	1,621	6,798	0.08
NEC Corp.	446	16,686	0.20
Nikkon Holdings Co., Ltd.	2,757	53,338	0.65
Nishi-Nippon Financial Holdings, Inc.	9,124	52,446	0.64
NNIT A/S	1,029	15,701	0.19

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

February 29, 2020 (Unaudited)

Schedules of Investments

Security Description	Shares	Value	Index Weight
BMO Alternative Strategies Global Market Neutral Long Index (continued)
Nomura Real Estate Holdings, Inc.	4,455	$96,149	1.17%
Northrim BanCorp, Inc.	357	12,475	0.15
Novocure Ltd.	104	7,574	0.09
NS United Kaiun Kaisha Ltd.	769	12,194	0.15
Obayashi Corp.	13,418	135,463	1.65
Oesterreichische Post AG	1,537	48,789	0.60
Omnicell, Inc.	128	10,458	0.13
ORIX Corp.	2,815	45,461	0.55
Orthofix Medical, Inc.	778	27,502	0.34
Oshkosh Corp.	2,276	164,239	2.00
Persimmon PLC	2,527	91,621	1.12
Peugeot SA	7,644	146,975	1.79
Quebecor, Inc.	3,072	71,759	0.88
Raymond James Financial, Inc.	364	30,449	0.37
Regions Financial Corp.	11,381	153,873	1.88
Rio Tinto PLC	1,371	63,197	0.77
Roche Holding AG	376	120,397	1.47
Ryobi Ltd.	2,743	35,705	0.43
Samsung Electronics Co., Ltd.	864	38,552	0.47
Sandfire Resources NL	12,961	35,599	0.44
Sandvik AB	2,076	33,919	0.41
Scandinavian Tobacco Group A/S	3,402	43,460	0.53
Schaeffler AG	4,733	42,006	0.51
Semapa-Sociedade de Investimento e Gesta	930	11,549	0.14
ServiceMaster Global Holdings, Inc.	1,367	48,898	0.60
Signify NV	2,351	69,195	0.84
Siltronic AG	945	87,398	1.07
Silvercorp Metals, Inc.	4,349	13,833	0.17
Sino-American Silicon Products, Inc.	9,326	32,339	0.39
Sinotruk Hong Kong Ltd.	16,924	32,358	0.39
SITC International Holdings Co., Ltd.	35,972	41,543	0.51
SK Hynix, Inc.	764	55,279	0.68
Soulbrain Co., Ltd.	164	11,689	0.14

Security Description	Shares	Value	Index Weight
Sprouts Farmers Market, Inc.	796	$12,714	0.16%
SPS Commerce, Inc.	760	39,978	0.49
St Barbara Ltd.	8,210	12,439	0.15
Steel Dynamics, Inc.	2,480	66,039	0.81
Sumitomo Seika Chemicals Co., Ltd.	418	10,889	0.13
Supernus Pharmaceuticals, Inc.	445	8,006	0.10
Surmodics, Inc.	601	20,998	0.26
Synchrony Financial	2,057	59,862	0.73
Taiheiyo Cement Corp.	2,910	71,845	0.88
Teck Resources Ltd.	1,791	18,013	0.22
Terex Corp.	839	18,472	0.23
Tianneng Power International Ltd.	21,102	15,624	0.19
Toyo Construction Co., Ltd.	6,963	29,113	0.35
Trinseo SA	1,455	31,839	0.39
Tsubakimoto Chain Co.	1,285	35,060	0.43
UCB SA	155	14,257	0.17
Under Armour, Inc.	15,627	37,778	0.46
Uni-President Enterprises Corp.	293	18,029	0.22
United Rentals, Inc.	311	41,142	0.50
US Concrete, Inc.	398	10,681	0.13
US Foods Holding Corp.	3,311	111,368	1.36
Vanda Pharmaceuticals, Inc.	2,850	31,437	0.38
Vishay Intertechnology, Inc.	2,369	44,300	0.54
Vishay Precision Group, Inc.	438	12,027	0.15
Waddell & Reed Financial, Inc.	1,740	23,942	0.29
Walker & Dunlop, Inc.	595	38,601	0.47
Weichai Power Co., Ltd.	8,220	16,181	0.20
Wells Fargo & Co.	1,021	41,690	0.51
World Fuel Services Corp.	1,964	55,529	0.68
WW Grainger, Inc.	184	51,142	0.62
Yanzhou Coal Mining Co., Ltd.	38,792	29,419	0.36
Yorozu Corp.	1,194	14,246	0.17
Yurtec Corp.	1,654	8,696	0.11

		$8,195,994	100.00%

The following table represents the equity basket holdings underlying the total return swap with BMO Alternative Strategies Global Short Index as of February 29,2020:

Security Description	Shares	Value	Index Weight
BMO Alternative Strategies Global Short Index
a2 Milk Co., Ltd.	(3,400)	$(34,372)	(0.37)%
AAON, Inc.	(2,530)	(139,193)	(1.52)
AEON Financial Service Co., Ltd.	(776)	(11,281)	(0.12)
AIA Group, Ltd.	(4,931)	(48,661)	(0.53)
Air Water, Inc.	(5,521)	(73,147)	(0.80)
Aker Solutions ASA	(28,001)	(38,446)	(0.42)
Albemarle Corp.	(1,268)	(103,822)	(1.13)
Amundi SA	(387)	(27,468)	(0.30)
Analog Devices, Inc.	(644)	(70,174)	(0.76)
Andersons, Inc.	(569)	(10,449)	(0.11)
AP Moller—Maersk A/S	(91)	(90,614)	(0.99)
Apache Corp.	(1,395)	(34,760)	(0.38)
Arbonia AG	(1,757)	(19,346)	(0.21)
Argan, Inc.	(695)	(29,016)	(0.32)
Ariake Japan Co., Ltd.	(818)	(52,186)	(0.57)
Arrow Electronics, Inc.	(1,553)	(104,152)	(1.13)
Asahi Holdings, Inc.	(2,061)	(46,866)	(0.51)
Assa Abloy AB	(3,248)	(71,997)	(0.78)
Astronics Corp.	(988)	(20,031)	(0.22)
Atlantic Union Bankshares Corp.	(459)	(13,648)	(0.15)
Atmos Energy Corp	(570)	(58,802)	(0.64)
Bank of East Asia, Ltd.	(4,644)	(9,868)	(0.11)
Bank of Kyoto, Ltd.	(2,113)	(72,005)	(0.78)
BlackBerry, Ltd.	(3,334)	(17,211)	(0.19)
Boskalis Westminster	(2,148)	(46,698)	(0.51)

Security Description	Shares	Value	Index Weight
Capital & Counties Properties PLC	(24,579)	$(62,160)	(0.68	) %
Capstar Financial Holdings, Inc.	(694)	(9,329)	(0.10)
Century Aluminum Co.	(4,385)	(25,430)	(0.28)
Chegg, Inc.	(1,114)	(43,670)	(0.48)
Chorus Aviation, Inc.	(7,528)	(36,396)	(0.40)
Chugoku Marine Paints, Ltd.	(2,230)	(19,081)	(0.21)
Clarus Corp.	(1,204)	(13,922)	(0.15)
Clinigen Group PLC	(1,559)	(14,299)	(0.16)
CME Group, Inc.	(448)	(89,057)	(0.97)
Coats Group PLC	(51,368)	(38,974)	(0.42)
Colowide Co., Ltd.	(797)	(13,119)	(0.14)
Commonwealth Bank of Australia	(1,893)	(99,808)	(1.09)
Community Health Systems, Inc.	(24,845)	(122,488)	(1.33)
COMSYS Holdings Corp.	(1,601)	(39,531)	(0.43)
Copart, Inc.	(969)	(81,894)	(0.89)
Corning, Inc.	(1,013)	(24,178)	(0.26)
Cubic Corp.	(444)	(24,158)	(0.26)
Diamondback Energy, Inc.	(367)	(22,735)	(0.25)
Digimarc Corp.	(1,377)	(27,549)	(0.30)
DKSH Holding AG	(392)	(21,919)	(0.24)
Drive Shack, Inc.	(5,009)	(14,325)	(0.16)
ECN Capital Corp.	(9,548)	(39,051)	(0.43)
eHealth, Inc.	(443)	(51,980)	(0.57)
Energizer Holdings, Inc.	(1,887)	(81,119)	(0.88)
Essential Utilities, Inc.	(2,579)	(110,930)	(1.21)
Essentra PLC	(10,091)	(46,223)	(0.50)

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Security Description	Shares	Value	Index Weight
BMO Alternative Strategies Global Short Index (continued)
Euronav NV	(9,930)	$(89,603)	(0.98)%
Everbridge, Inc.	(1,115)	(117,826)	(1.28)
FANUC Corp.	(147)	(24,501)	(0.27)
Fastenal Co.	(2,226)	(76,173)	(0.83)
Ferrari NV	(371)	(57,635)	(0.63)
First Financial Bancorp	(4,016)	(82,722)	(0.90)
First Hawaiian, Inc.	(3,803)	(91,073)	(0.99)
First Republic Bank	(1,133)	(113,971)	(1.24)
Fletcher Building, Ltd.	(23,150)	(74,521)	(0.81)
Fluidra SA	(1,418)	(19,444)	(0.21)
FMC Corp.	(926)	(86,166)	(0.94)
Franco-Nevada Corp.	(483)	(51,898)	(0.57)
Front Yard Residential Corp.	(5,129)	(65,041)	(0.71)
FUCHS PETROLUB SE	(2,137)	(81,045)	(0.88)
Fuji Seal International, Inc.	(792)	(14,097)	(0.15)
GAM Holding AG	(27,632)	(92,207)	(1.00)
Genuine Parts Co.	(858)	(74,830)	(0.81)
Green Plains, Inc.	(1,660)	(19,904)	(0.22)
HarborOne Bancorp, Inc.	(3,529)	(35,277)	(0.38)
Haynes International, Inc.	(797)	(20,168)	(0.22)
Healthcare Services Group, Inc.	(1,460)	(40,219)	(0.44)
Helios Technologies, Inc.	(962)	(38,231)	(0.42)
Henry Schein, Inc.	(1,385)	(84,385)	(0.92)
Hitachi Metals, Ltd.	(1,019)	(14,574)	(0.16)
Huhtamaki OYJ	(2,160)	(88,499)	(0.96)
Hunting PLC	(15,588)	(63,317)	(0.69)
Iliad SA	(216)	(29,918)	(0.33)
IMCD NV	(1,207)	(98,019)	(1.07)
Infinera Corp.	(5,807)	(39,488)	(0.43)
Interactive Brokers Group, Inc.	(957)	(48,889)	(0.53)
Intercontinental Exchange, Inc.	(146)	(13,028)	(0.14)
International Flavors & Fragrances, Inc.	(208)	(24,937)	(0.27)
Invesco, Ltd.	(1,233)	(17,753)	(0.19)
IPG Photonics Corp.	(385)	(49,082)	(0.53)
J Sainsbury PLC	(4,576)	(11,442)	(0.12)
JCDecaux SA	(2,820)	(64,426)	(0.70)
JCR Pharmaceuticals Co., Ltd.	(395)	(35,085)	(0.38)
JGC Holdings Corp.	(7,986)	(98,101)	(1.07)
Kobayashi Pharmaceutical Co., Ltd.	(1,645)	(119,744)	(1.30)
Komatsu, Ltd.	(2,558)	(51,767)	(0.56)
Kratos Defense & Security Solutions, Inc.	(1,848)	(30,054)	(0.33)
Labrador Iron Ore Royalty Corp.	(2,069)	(30,028)	(0.33)
Lancashire Holdings, Ltd.	(2,150)	(19,895)	(0.22)
Leggett & Platt, Inc.	(618)	(24,517)	(0.27)
Limoneira Co.	(1,446)	(24,149)	(0.26)
Liquidity Services, Inc.	(1,642)	(6,436)	(0.07)
Macerich Co.	(1,807)	(36,908)	(0.40)
Manulife Financial Corp.	(3,530)	(59,335)	(0.65)
MaxLinear, Inc.	(803)	(12,416)	(0.14)
MBIA, Inc.	(6,522)	(50,868)	(0.55)
McDonald’s Corp.	(557)	(108,133)	(1.18)
MISUMI Group, Inc.	(3,981)	(84,032)	(0.91)
Mitsubishi Motors Corp.	(6,270)	(20,867)	(0.23)
Mitsui E&S Holdings Co., Ltd.	(6,622)	(47,638)	(0.52)
Miura Co., Ltd.	(3,806)	(124,566)	(1.35)
MKS Instruments, Inc.	(720)	(72,168)	(0.79)
Mondelez International, Inc.	(996)	(52,612)	(0.57)
Monro, Inc.	(503)	(28,245)	(0.31)
Motorcar Parts of America, Inc.	(552)	(9,241)	(0.10)
Nanosonics, Ltd.	(26,889)	(116,154)	(1.26)
Netflix, Inc.	(78)	(28,779)	(0.31)
New York Community Bancorp, Inc.	(8,991)	(97,192)	(1.06)
Nippon Paint Holdings Co., Ltd.	(1,152)	(52,590)	(0.57)
Norsk Hydro ASA	(7,855)	(22,110)	(0.24)
Nutanix, Inc.	(539)	(12,841)	(0.14)

Security Description	Shares	Value	Index Weight
Ocado Group PLC	(4,657)	$(63,288)	(0.69	) %
Okta, Inc.	(738)	(94,505)	(1.03)
Ollie’s Bargain Outlet Holdings, Inc.	(1,518)	(77,236)	(0.84)
Oriental Land Co., Ltd.	(320)	(36,433)	(0.40)
Origin Energy, Ltd.	(3,648)	(16,418)	(0.18)
Parco Co., Ltd.	(2,648)	(45,240)	(0.49)
PATRIZIA AG	(1,595)	(36,646)	(0.40)
Pebblebrook Hotel Trust	(3,778)	(76,353)	(0.83)
Penske Automotive Group, Inc.	(262)	(12,036)	(0.13)
Penumbra, Inc.	(257)	(42,707)	(0.46)
People’s United Financial., Inc.	(6,451)	(90,254)	(0.98)
PerkinElmer, Inc.	(1,306)	(112,866)	(1.23)
Persol Holdings Co., Ltd.	(4,022)	(53,288)	(0.58)
Pinnacle Financial Partners, Inc.	(1,008)	(53,035)	(0.58)
PJT Partners, Inc.	(552)	(24,829)	(0.27)
PRA Group, Inc.	(1,382)	(53,644)	(0.58)
PROS Holdings, Inc.	(1,669)	(76,417)	(0.83)
Puma SE	(304)	(23,114)	(0.25)
QBE Insurance Group, Ltd.	(6,596)	(57,798)	(0.63)
R1 RCM, Inc.	(2,240)	(27,509)	(0.30)
Radware, Ltd.	(1,980)	(44,984)	(0.49)
Rathbone Brothers PLC	(943)	(19,995)	(0.22)
Renesas Electronics Corp.	(11,947)	(72,105)	(0.79)
Renishaw PLC	(200)	(8,920)	(0.10)
Roper Technologies, Inc.	(88)	(31,010)	(0.34)
RWS Holdings PLC	(2,229)	(14,947)	(0.16)
Sanne Group PLC	(2,617)	(19,053)	(0.21)
Savaria Corp.	(1,956)	(16,892)	(0.18)
Schoeller-Bleckmann Oilfield Equipment A	(695)	(28,280)	(0.31)
Sembcorp Industries, Ltd.	(9,681)	(12,693)	(0.14)
Serco Group PLC	(44,255)	(86,261)	(0.94)
Shin-Etsu Chemical Co., Ltd.	(214)	(24,140)	(0.26)
SHO-BOND Holdings Co., Ltd.	(2,597)	(94,873)	(1.03)
Shopify, Inc.	(168)	(78,181)	(0.85)
Sims Metal Management, Ltd.	(1,462)	(9,040)	(0.10)
SOITEC	(243)	(19,713)	(0.21)
Sony Financial Holdings, Inc.	(4,990)	(99,835)	(1.09)
Spotify Technology SA	(159)	(21,807)	(0.24)
Square, Inc.	(565)	(47,054)	(0.51)
Stericycle, Inc.	(915)	(52,526)	(0.57)
Stobart Group, Ltd.	(11,976)	(11,779)	(0.13)
Sumitomo Metal Mining Co., Ltd.	(2,647)	(65,895)	(0.72)
SVB Financial Group	(458)	(95,312)	(1.04)
Svenska Cellulosa AB SCA	(2,642)	(24,982)	(0.27)
Symrise AG	(534)	(51,725)	(0.56)
Tadano, Ltd.	(5,212)	(43,635)	(0.48)
Taihei Dengyo Kaisha, Ltd.	(579)	(12,299)	(0.13)
TFS Financial Corp.	(2,857)	(58,392)	(0.64)
Thor Industries, Inc.	(410)	(30,902)	(0.34)
TOTO, Ltd.	(2,453)	(93,119)	(1.01)
Twilio, Inc.	(99)	(11,162)	(0.12)
UMH Properties, Inc.	(3,810)	(55,284)	(0.60)
United Parcel Service, Inc.	(616)	(55,753)	(0.61)
Vicor Corp.	(1,315)	(56,872)	(0.62)
ViewRay, Inc.	(7,745)	(22,229)	(0.24)
Visteon Corp.	(504)	(32,783)	(0.36)
Vivendi SA	(1,456)	(36,806)	(0.40)
Vivint Solar, Inc.	(13,449)	(151,168)	(1.65)
Vulcan Materials Co.	(567)	(68,173)	(0.74)
Wacom Co., Ltd.	(2,766)	(8,565)	(0.09)
Wallenstam AB	(5,334)	(64,698)	(0.70)
Weir Group PLC	(5,595)	(93,296)	(1.02)
Weyerhaeuser Co.	(3,795)	(98,597)	(1.07)
Wheaton Precious Metals Corp.	(2,808)	(79,855)	(0.87)
Yara International ASA	(2,141)	(77,082)	(0.84)

		$(9,184,606)	(100.00)%

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

February 29, 2020 (Unaudited)

Schedules of Investments

The following table represents the equity basket holdings underlying the total return swap with BMO Alternative Strategies Global Market Neutral Short Index as of February 29, 2020:

Security Description	Shares	Value	Index Weight
BMO Alternative Strategies Global Market Neutral Short Index
Afterpay, Ltd.	(4,489)	$(95,996)	(1.00)%
Albemarle Corp.	(2,495)	(204,239)	(2.11)
Asahi Holdings, Inc.	(7,230)	(164,429)	(1.70)
Atmos Energy Corp.	(2,467)	(254,768)	(2.63)
BOK Financial Corp.	(2,080)	(150,583)	(1.56)
Brown-Forman Corp.	(995)	(61,112)	(0.63)
Caverion OYJ	(4,949)	(34,357)	(0.36)
Cellnex Telecom SA	(7,791)	(375,445)	(3.88)
Century Aluminum Co.	(37,183)	(215,663)	(2.23)
CITIC Securities Co., Ltd.	(138,592)	(296,283)	(3.06)
CKD Corp.	(18,819)	(289,967)	(3.00)
COSCO Ship Energy	(409,921)	(159,907)	(1.65)
Daifuku Co., Ltd.	(4,783)	(284,698)	(2.94)
Delivery Hero SE	(5,561)	(415,363)	(4.29)
Diversified Healthcare Trust	(3,364)	(21,157)	(0.22)
Energizer Holdings, Inc.	(1,712)	(73,607)	(0.76)
Goldwin, Inc.	(969)	(59,138)	(0.61)
GRENKE AG	(3,080)	(283,181)	(2.93)
HarborOne Bancorp, Inc.	(5,681)	(56,786)	(0.59)
Hitachi Metals, Ltd.	(9,011)	(128,897)	(1.33)
Interactive Brokers Group, Inc.	(5,795)	(296,134)	(3.06)
J Trust Co., Ltd.	(25,345)	(81,301)	(0.84)
Kansai Paint Co., Ltd.	(13,149)	(287,329)	(2.97)
Kawasaki Kisen Kaisha, Ltd.	(19,617)	(221,153)	(2.28)
M3, Inc.	(6,676)	(172,426)	(1.78)
Macerich Co.	(4,719)	(96,369)	(1.00)
MISUMI Group, Inc.	(11,670)	(246,360)	(2.55)
Money Forward, Inc.	(1,082)	(46,140)	(0.48)
MOS Food Services, Inc.	(3,027)	(69,035)	(0.71)
NextEra Energy, Inc.	(1,236)	(312,359)	(3.23)

Security Description	Shares	Value	Index Weight
Nihon M&A Center, Inc.	(4,708)	$(143,159)	(1.48	) %
Nippon Paint Holdings Co., Ltd.	(6,374)	(291,032)	(3.01)
Nippon Yusen KK	(18,554)	(265,580)	(2.75)
Nitori Holdings Co., Ltd.	(719)	(99,693)	(1.03)
Noah Holdings, Ltd.	(8,953)	(254,073)	(2.63)
Noodles & Co.	(10,645)	(86,440)	(0.89)
Nordic Semiconductor ASA	(12,414)	(64,665)	(0.67)
Northwest Pipe Co.	(3,110)	(98,107)	(1.01)
Nufarm, Ltd.	(79,412)	(261,637)	(2.70)
OGE Energy Corp.	(5,641)	(214,941)	(2.22)
Okta, Inc.	(1,664)	(213,056)	(2.20)
Pacific Metals Co., Ltd.	(2,572)	(46,622)	(0.48)
Park24 Co., Ltd.	(10,711)	(208,837)	(2.15)
People’s United Financial Inc.	(7,232)	(101,177)	(1.05)
Rayonier, Inc.	(2,364)	(62,721)	(0.65)
SMS Co., Ltd.	(11,946)	(229,132)	(2.36)
Spotify Technology SA	(167)	(22,833)	(0.24)
Square, Inc.	(1,119)	(93,268)	(0.96)
Stericycle, Inc.	(595)	(34,181)	(0.35)
Sumitomo Metal Mining Co., Ltd.	(9,543)	(237,580)	(2.46)
TFS Financial Corp.	(3,448)	(70,472)	(0.73)
Toridoll Holdings Corp.	(6,231)	(125,594)	(1.30)
Umicore SA	(1,823)	(75,615)	(0.78)
Wallenstam AB	(11,610)	(140,829)	(1.46)
Weir Group PLC	(15,435)	(257,381)	(2.66)
Weyerhaeuser Co.	(3,754)	(97,520)	(1.01)
Willdan Group, Inc.	(4,440)	(136,539)	(1.41)
Zalando SE	(5,678)	(246,560)	(2.55)
Zur Rose Group AG	(356)	(41,241)	(0.43)

		$(9,674,667)	(100.00)%

Ultra Short Tax-Free Fund*

Description	Principal Amount	Value
Municipals — 102.6%

Alabama — 4.9%
Black Belt Energy Gas District, 2.009, (LIBOR 1 Month), 12/01/2023, Call 9/1/2023 (6)	$4,500,000	$4,553,955
Health Care Authority for Baptist Health, 1.440, 11/01/2042, Call 3/2/2020 (6)	11,125,000	11,125,000
Southeast Alabama Gas Supply District, 2.009, (LIBOR 1 Month), 4/01/2024, Call 1/1/2024 (6)	5,000,000	5,050,700
Other Securities	5,355,000	5,481,891

		26,211,546

Arkansas — 1.3%
Arkansas Development Finance Authority, 1.450, 9/01/2044, Call 3/2/2020 (6)	7,000,000	7,000,000
Other Securities

California — 1.2%
Other Securities	6,230,000	6,290,283

Colorado — 0.8%
Other Securities	4,010,000	4,100,306

Description	Principal Amount	Value
Municipals (continued)

Connecticut — 1.7%
Town of Windham, 3.000, 10/01/2020	$4,000,000	$4,047,120
Other Securities	4,935,000	5,260,630

		9,307,750

District of Columbia — 0.5%
Other Securities	2,860,000	2,921,655

Florida — 7.7%
Citizens Property Insurance Corp., 5.000, 6/01/2020	3,870,000	3,909,280
Florida Development Finance Corp., 1.900, 3/17/2020 (6)	10,000,000	10,003,400
JPMorgan Chase Putters/Drivers Trust, 1.400, 2/01/2022, Call 8/18/2020 (5) (6)	6,000,000	6,000,000
Lee Memorial Health System, 1.290, 4/01/2049, Call 3/2/2020 (6)	7,500,000	7,500,000
Other Securities	13,805,000	13,831,912

		41,244,592

Georgia — 5.2%
Burke County Development Authority, 2.250, 5/25/2023 (6)	4,000,000	4,109,360

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Ultra Short Tax-Free Fund* (continued)

Description	Principal Amount	Value
Municipals (continued)

Georgia (continued)
Main Street Natural Gas, Inc. 1.720%, (SIFMA Municipal Swap Index Yield), 12/01/2023, Call 9/1/2023 (6)	$5,000,000	$5,026,350
1.940%, (LIBOR 1 Month), 12/01/2023, Call 9/1/2023 (6)	5,000,000	5,076,750
		10,103,100
Monroe County Development Authority, 1.250, 11/01/2048, Call 2/28/2020 (6)	4,500,000	4,500,000
Other Securities	8,560,000	8,737,593

		27,450,053

Hawaii — 0.5%
Other Security	2,800,000	2,800,028

Illinois — 8.7%
Cook & Will Counties Community College District No 515, 1.450, 12/01/2039, Call 5/19/2020 (6)	7,000,000	7,004,410
Illinois Development Finance Authority, 1.600, 11/02/2020, Call 8/4/2020 (6)	5,000,000	5,014,150
State of Illinois
5.000%, 8/01/2020	4,000,000	4,065,760
5.000%, 2/01/2022	6,040,000	6,478,262
		10,544,022
Tender Option Bond Trust Receipts/Certificates, 1.350, 6/15/2031, Call 6/15/2026 (5) (6)	4,355,000	4,355,000
Other Securities	18,710,000	19,256,557

		46,174,139

Indiana — 4.5%
Clark Pleasant Middle School Corp., 2.500, 7/16/2020, Call 3/20/2020	4,710,000	4,735,246
Indiana Housing & Community Development Authority, GNMA/FNMA/FHLMC, 1.400, 7/01/2047, Call 2/28/2020 (6)	5,450,000	5,450,000
Other Securities	13,645,000	13,818,438

		24,003,684

Iowa — 1.8%
Other Securities	9,455,000	9,513,120

Kansas — 1.5%
Other Securities	7,835,000	7,871,797

Kentucky — 5.6%
County of Carroll, 1.200, 6/01/2021 (6)	5,000,000	5,009,850
Kentucky Rural Water Finance Corp.
1.250%, 2/01/2022, Call 2/1/2021	6,770,000	6,776,093
1.450%, 6/01/2021, Call 12/1/2020	5,500,000	5,512,980
		12,289,073
Other Securities	12,505,000	12,647,787

		29,946,710

Description	Principal Amount	Value
Municipals (continued)

Louisiana — 1.0%
Louisiana Public Facilities Authority, 1.800, (SIFMA Municipal Swap Index Yield), 9/01/2023, Call 3/1/2023 (6)	$5,000,000	$5,017,300
Other Security	355,000	367,773

		5,385,073

Maryland — 0.8%
Maryland Economic Development Corp., 1.700, 9/01/2022	4,000,000	4,065,880
Other Securities

Massachusetts — 0.4%
Other Securities	2,000,000	2,019,237

Michigan — 3.0%
Tender Option Bond Trust Receipts/Certificates, AGM Q-SBLF, 1.400, 11/01/2023 (5) (6)	7,575,000	7,575,000
Other Securities	7,955,000	8,196,013

		15,771,013

Minnesota — 1.1%
JPMorgan Chase Putters/Drivers Trust, 1.400, 6/01/2021 (5) (6)	5,000,000	5,000,000
Other Security	1,080,000	1,080,065

		6,080,065

Mississippi — 0.7%
Other Security	3,800,000	3,802,166

Missouri — 1.7%
City of St. Louis, 2.500, 6/01/2020	5,000,000	5,018,400
Other Securities	4,040,000	4,048,434

		9,066,834

Nebraska — 0.4%
Other Securities	2,000,000	2,116,270

Nevada — 1.0%
State of Nevada Department of Business & Industry, 1.470, 6/01/2020 (5) (6)	3,800,000	3,802,736
Other Security	1,650,000	1,666,335

		5,469,071

New Hampshire — 2.6%
New Hampshire Business Finance Authority, 2.000, 8/31/2020 (5) (6)	14,000,000	14,050,680
Other Securities

New Jersey — 1.2%
Other Securities	6,200,000	6,234,877

New Mexico — 0.4%
Other Securities	2,025,000	2,034,029

New York — 12.5%
City of New York, 1.380, 10/01/2046, Call 2/28/2020 (6)	8,000,000	8,000,000
County of Suffolk, 2.000, 9/25/2020	4,000,000	4,022,440
Hempstead Union Free School District, SAW, 2.500, 6/25/2020	6,000,000	6,028,260

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

February 29, 2020 (Unaudited)

Schedules of Investments

Ultra Short Tax-Free Fund* (continued)

Description	Principal Amount	Value
Municipals (continued)

New York (continued)
Livonia Central School District, SAW, 2.500, 6/19/2020	$5,485,000	$5,508,970
Long Island Power Authority, 1.908, (LIBOR 1 Month), 10/01/2023, Call 10/1/2022 (6)	4,000,000	4,024,600
Metropolitan Transportation Authority, 4.000, 2/01/2022	6,000,000	6,341,040
Nuveen New York AMT-Free Municipal Credit Income Fund, 1.500, 3/01/2029 (6)	4,700,000	4,700,000
Orange & Ulster Counties Board Coop Educational Services Sole Supervisory District, 2.250, 7/22/2020	4,000,000	4,019,160
Triborough Bridge & Tunnel Authority, 1.809, (LIBOR 1 Month), 2/01/2021 (6)	4,845,000	4,860,843
Other Securities	19,135,000	19,175,069

		66,680,382

North Carolina — 0.4%
Other Securities	2,200,000	2,200,000

North Dakota — 0.3%
Other Securities	1,775,000	1,825,340

Ohio — 8.5%
Port of Greater Cincinnati Development Authority, 3.000, 5/01/2023, Call 5/1/2022	6,000,000	6,146,640
Other Securities	38,880,000	39,059,058

		45,205,698

Oklahoma — 1.4%
Oklahoma Development Finance Authority, 1.625, 7/06/2023, Call 6/30/2022	4,400,000	4,432,516
Other Securities	2,900,000	2,956,168

		7,388,684

Pennsylvania — 5.8%
School District of Philadelphia, SAW, 4.000, 3/31/2020	5,000,000	5,012,200
Tender Option Bond Trust Receipts/Certificates, 1.500, 11/01/2047, Call 11/1/2027 (5) (6)	6,500,000	6,500,000
Other Securities	18,940,000	19,185,101

		30,697,301

South Carolina — 2.3%
Patriots Energy Group Financing Agency, 1.970, (LIBOR 1 Month), 2/01/2024, Call 11/1/2023 (6)	6,000,000	6,086,160
Tender Option Bond Trust Receipts/Certificates, 1.400, 7/01/2021 (5) (6)	6,000,000	6,000,000
Other Securities

		12,086,160

Description	Principal Amount	Value
Municipals (continued)

Tennessee — 1.2%
Tennessee Energy Acquisition Corp., 5.250, 9/01/2020	$4,720,000	$4,820,111
Other Security	1,400,000	1,402,884

		6,222,995

Texas — 3.7%
Mission Economic Development Corp., 2.500, 8/01/2020, Call 3/30/2020	6,500,000	6,508,710
Other Securities	13,125,000	13,291,520

		19,800,230

Virginia — 1.7%
Hampton Redevelopment & Housing Authority, 1.460, 12/01/2021, Call 12/1/2021 (6)	4,000,000	4,022,120
Westmoreland County Industrial Development Authority, 2.000, 6/01/2022	4,300,000	4,375,723
Other Security	900,000	920,043

		9,317,886

Washington — 1.1%
Other Securities	5,970,000	5,984,825

West Virginia — 0.3%
Other Securities	1,360,000	1,406,980

Wisconsin — 3.2%
Other Securities	16,950,000	17,027,324

Total Municipals (identified cost $544,451,042)		546,774,663

Short-Term Investments — 1.0%

Repurchase Agreements — 0.0%
Other Security	166,899	166,899

Short-Term Municipals — 1.0%

Florida — 1.0%
JEA Electric System Revenue, 1.200%, 3/4/2020	5,000,000	5,000,000

Total Short-Term Investments (identified cost $5,166,899)		5,166,899

Total Investments — 103.6% (identified cost $549,617,941)		551,941,562
Other Assets and Liabilities — (3.6)%		(19,068,102)

Total Net Assets — 100.0%		$532,873,460

Short Tax-Free Fund*

Description	Principal Amount	Value
Municipals — 99.0%

Alabama — 4.3%
Black Belt Energy Gas District
2.009%, (LIBOR 1 Month), 12/01/2023, Call 9/1/2023 (6)	$1,000,000	$1,011,990
4.000%, 6/01/2021, Call 3/1/2021 (6)	1,000,000	1,037,070
4.000%, 6/01/2023	1,000,000	1,092,470
		3,141,530

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Short Tax-Free Fund* (continued)

Description	Principal Amount	Value
Municipals (continued)

Alabama (continued)
County of Jefferson, 5.000, 9/15/2021	$1,000,000	$1,064,040
Southeast Alabama Gas Supply District, 2.009, (LIBOR 1 Month), 4/01/2024, Call 1/1/2024 (6)	1,000,000	1,010,140
Other Securities	975,000	1,077,184

		6,292,894

Alaska — 0.7%
Other Security	1,000,000	1,001,390

Arizona — 1.4%
Other Securities	2,100,000	2,119,363

Arkansas — 0.2%
Other Security	245,000	252,303

California — 5.1%
California Municipal Finance Authority, 5.000, 2/01/2022	1,000,000	1,079,120
Golden State Tobacco Securitization Corp., 5.000, 6/01/2022	1,000,000	1,089,630
Other Securities	5,080,000	5,358,834

		7,527,584

Colorado — 3.9%
Colorado Educational & Cultural Facilities Authority, 5.000, 10/01/2021	1,000,000	1,054,680
Colorado Health Facilities Authority, 5.000, 8/01/2025, Call 2/1/2025 (6)	1,000,000	1,182,810
Other Securities	3,450,000	3,545,998

		5,783,488

Connecticut — 1.9%
City of New Haven, AGM, 5.000,8/01/2024	1,000,000	1,165,940
State of Connecticut, 5.000, 4/15/2023	1,000,000	1,126,690
Other Security	500,000	521,565

		2,814,195

District of Columbia — 0.8%
Metropolitan Washington Airports Authority, 5.000, 10/01/2024	1,000,000	1,177,930
Other Securities

Florida — 7.1%
City of Atlantic Beach, 3.250, 11/15/2024, Call 11/15/2020	1,155,000	1,169,068
County of Okeechobee, 1.550, 7/01/2021 (6)	1,000,000	1,007,890
Florida Development Finance Corp., 1.900, 3/17/2020 (6)	3,000,000	3,001,020
Other Securities	5,215,000	5,349,858

		10,527,836

Georgia — 7.4%
Burke County Development Authority, 2.925, 3/12/2024 (6)	1,250,000	1,322,712
Georgia State Road & Tollway Authority, 5.000, 6/01/2021	1,250,000	1,315,025

Description	Principal Amount	Value
Municipals (continued)

Georgia (continued)
Main Street Natural Gas, Inc.
1.859%, (LIBOR 1 Month), 9/01/2023, Call 6/1/2023 (6)	$1,000,000	$1,012,520
5.000%, 5/15/2024	1,250,000	1,438,837
		2,451,357
Other Securities	5,675,000	5,882,118

		10,971,212

Guam — 0.4%
Other Security	500,000	548,715

Illinois — 16.1%
Chicago Housing Authority, HUD SEC 8, 5.000, 1/01/2023	1,000,000	1,107,100
City of Chicago Waterworks Revenue, 5.000, 11/01/2021	1,445,000	1,537,234
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, 5.000, 1/01/2023	1,000,000	1,108,870
Railsplitter Tobacco Settlement Authority, 5.000, 6/01/2023	1,165,000	1,309,367
Sales Tax Securitization Corp., 5.000, 1/01/2023	1,000,000	1,111,420
State of Illinois, 5.000, 11/01/2022	2,000,000	2,202,320
University of Illinois, 5.000, 3/15/2022	1,000,000	1,080,340
Other Securities	13,380,000	14,208,100

		23,664,751

Indiana — 2.4%
City of Whiting, 5.000, 6/05/2026 (6)	1,000,000	1,224,100
Other Securities	2,230,000	2,251,869

		3,475,969

Iowa — 0.3%
Other Security	500,000	506,450

Kansas — 0.5%
Other Securities	795,000	804,984

Kentucky — 1.5%
Other Securities	2,125,000	2,270,908

Louisiana — 0.4%
Other Securities	515,000	528,334

Maine — 0.1%
Other Security	110,000	111,112

Maryland — 0.4%
Other Securities	555,000	599,374

Massachusetts — 2.2%
Commonwealth of Massachusetts, 1.700, 8/01/2022 (6)	1,000,000	1,020,740
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, 5.000, 1/01/2023, Call 1/1/2023 (6)	1,000,000	1,116,300
Other Securities	970,000	1,052,287

		3,189,327

Michigan — 2.2%
Michigan Finance Authority, 3.500, 11/15/2022 (6)	1,000,000	1,062,290
Other Securities	2,015,000	2,128,706

		3,190,996

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

February 29, 2020 (Unaudited)

Schedules of Investments

Short Tax-Free Fund* (continued)

Description	Principal Amount	Value
Municipals (continued)

Minnesota — 0.7%
Other Security	$1,000,000	$1,000,000

Mississippi — 1.5%
Mississippi Business Finance Corp, 2.200, 6/03/2024 (6)	1,250,000	1,299,587
Other Security	750,000	885,293

		2,184,880

Missouri — 0.8%
Other Securities	1,100,000	1,125,510

Nebraska — 0.8%
Central Plains Energy Project, 5.000, 1/01/2024, Call 10/1/2023 (6)	1,000,000	1,138,930
Other Securities

Nevada — 1.5%
City of North Las Vegas NV, AGM, 5.000, 6/01/2023	1,000,000	1,128,360
Other Securities	1,000,000	1,057,030

		2,185,390

New Hampshire — 0.7%
Other Security	1,000,000	1,003,620

New Jersey — 2.5%
Tobacco Settlement Financing Corp., 5.000, 6/01/2022	1,000,000	1,086,180
Other Securities	2,350,000	2,633,709

		3,719,889

New Mexico — 0.7%
Other Security	1,000,000	1,003,770

New York — 7.2%
Metropolitan Transportation Authority, 5.000, 11/15/2024 (6)	1,000,000	1,177,020
TSASC, Inc., 5.000, 6/01/2021	1,000,000	1,048,880
Westchester Tobacco Asset Securitization, 5.000, 6/01/2020	1,155,000	1,165,707
Other Securities	7,180,000	7,253,855

		10,645,462

North Carolina — 0.7%
Other Securities	950,000	961,904

North Dakota — 0.2%
Other Securities	295,000	298,504

Ohio — 2.9%
American Municipal Power, Inc., 2.300, 2/15/2022, Call 8/15/2021 (6)	1,000,000	1,018,110
Port of Greater Cincinnati Development Authority, 3.000, 5/01/2023, Call 5/1/2022	1,000,000	1,024,440
Other Securities	2,155,000	2,252,565

		4,295,115

Oklahoma — 0.4%
Other Security	600,000	604,434

Pennsylvania — 3.4%
Commonwealth Financing Authority, 5.000, 6/01/2022	1,000,000	1,087,400

Description	Principal Amount	Value
Municipals (continued)

Pennsylvania (continued)
Northampton County General Purpose Authority, 2.200, (LIBOR 1 Month), 8/15/2024, Call 2/15/2023 (6)	$1,000,000	$1,006,350
Other Securities	2,790,000	2,904,054

		4,997,804

South Carolina — 0.7%
Patriots Energy Group Financing Agency, 1.970, (LIBOR 1 Month), 2/01/2024, Call 11/1/2023 (6)	1,000,000	1,014,360
Other Securities

Tennessee — 2.2%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board, 2.000, 1/01/2021 (6)	1,000,000	1,007,900
Tennessee Energy Acquisition Corp., 4.000, 5/01/2023, Call 2/1/2023 (6)	1,000,000	1,089,990
Other Securities	1,055,000	1,142,845

		3,240,735

Texas — 6.6%
Fort Bend Independent School District, PSF, 1.950, 8/01/2022 (6)	1,000,000	1,020,670
Houston Independent School District, PSF, 2.250, 6/01/2022 (6)	1,250,000	1,288,850
Tarrant County Cultural Education Facilities Finance Corp., 5.000, 11/15/2022	1,000,000	1,094,210
Other Securities	6,205,000	6,340,899

		9,744,629

Utah — 0.1%
Other Security	200,000	200,000

Virginia — 1.2%
Henrico County Economic Development Authority, AGM, 2.888, 8/23/2027, Call 2/28/2020 (6) (7)	1,050,000	1,050,000
Other Security	575,000	651,475

		1,701,475

Washington — 1.6%
State of Washington, 5.000, 2/01/2022	1,000,000	1,080,690
Other Securities	1,320,000	1,333,725

		2,414,415

West Virginia — 1.5%
West Virginia Economic Development Authority, 2.550, 4/01/2024 (6)	1,000,000	1,059,570
Other Securities	1,075,000	1,168,948

		2,228,518

Wisconsin — 1.8%
Other Securities	2,450,000	2,595,906

Total Municipals (identified cost $142,795,346)		145,664,365

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Short Tax-Free Fund* (continued)

Description	Principal Amount	Value
Short-Term Investments — 0.1%

Repurchase Agreements — 0.1%
Other Security	$200,705	$200,705

Total Short-Term Investments (identified cost $200,705)		200,705

Total Investments — 99.1% (identified cost $142,996,051)		145,865,070
Other Assets — 0.9%		1,340,828

Net Assets — 100.0%		$147,205,898

Short-Term Income Fund

Description	Principal Amount	Value
Asset-Backed Securities — 18.5%

Automobiles — 7.9%
AmeriCredit Automobile Receivables Trust:
Class A3, (Series 2018-2), 3.150%, 3/20/2023	$1,000,000	$1,013,584
Class A3, (Series 2018-3), 3.380%, 7/18/2023	150,000	152,870
Class C, (Series 2017-1), 2.710%, 8/18/2022	1,000,000	1,010,543
Class C, (Series 2017-3), 2.690%, 6/19/2023	1,755,000	1,779,617
Class D, (Series 2016-1), 3.590%, 2/8/2022	2,000,000	2,016,364
Class D, (Series 2016-3), 2.710%, 9/8/2022	2,000,000	2,020,529
Class D, (Series 2017-1), 3.130%, 1/18/2023	1,500,000	1,534,953
Avis Budget Rental Car Funding AESOP LLC:
Class A, (Series 2015-2A), 2.630%, 12/20/2021 (5)	1,000,000	1,006,947
Class A, (Series 2016-1A), 2.990%, 6/20/2022 (5)	400,000	406,377
Chesapeake Funding II LLC, Class A1, (Series 2019-2A), 1.950%, 9/15/2031 (5)	883,926	894,684
Drive Auto Receivables Trust:
Class A2A, (Series 2019-2), 2.930%, 3/15/2022	97,116	97,178
Class B, (Series 2020-1), 2.080%, 7/15/2024	1,000,000	1,012,016
Class C, (Series 2018-1), 3.220%, 3/15/2023	652,156	653,420
Class C, (Series 2019-4), 2.510%, 11/17/2025	2,000,000	2,036,338
Enterprise Fleet Financing LLC, Class A2, (Series 2019-2), 2.290%, 2/20/2025 (5)	2,000,000	2,026,621
GM Financial Automobile Leasing Trust, Class B, (Series 2017-2), 2.430%, 6/21/2021	78,451	78,491
GM Financial Consumer Automobile, Class C, (Series 2017-1A), 2.450%, 7/17/2023 (5)	1,000,000	1,007,400

Description	Principal Amount	Value
Asset-Backed Securities (continued)

Automobiles (continued)
Hertz Vehicle Financing II LP, Class A, (Series 2015-1A), 2.730%, 3/25/2021 (5)	$1,000,000	$1,000,676
Mercedes-Benz Master Owner Trust, Class A, (Series 2019-BA), 2.610%, 5/15/2024 (5)	1,275,000	1,313,778
Nissan Auto Receivables Owner Trust, Class A2A, (Series 2018-C), 3.070%, 10/15/2021	470,867	472,888
Westlake Automobile Receivables Trust, Class C, (Series 2017-2A), 2.590%, 12/15/2022 (5)	575,156	576,359
World Omni Auto Receivables Trust, Class A3, (Series 2017-B), 1.950%, 2/15/2023	320,939	322,328

		22,433,961

Credit Cards — 4.0%
Cabela’s Credit Card Master Note Trust, Class A1, (Series 2015-2), 2.250%, 7/17/2023	$2,208,000	$2,213,618
Chase Issuance Trust:
Class A1, (Series 2020-A1), 1.530%, 1/15/2025	2,000,000	2,019,386
Class A4, (Series 2016-A4), 1.490%, 7/15/2022	2,500,000	2,500,141
Synchrony Card Funding LLC, Class A, (Series 2019-A1), 2.950%, 3/15/2025	297,000	307,616
Synchrony Card Issuance Trust, Class A, (Series 2018-A1), 3.380%, 9/15/2024	2,200,000	2,270,393
World Financial Network Credit Card Master Trust:
Class A, (Series 2015-B), 2.550%, 6/17/2024	365,000	366,967
Class A, (Series 2019-B), 2.490%, 4/15/2026	1,775,000	1,823,432

		11,501,553

Other Financial — 6.6%
Ally Master Owner Trust:
Class A, (Series 2018-2), 3.290%, 5/15/2023	1,500,000	1,534,706
Class A2, (Series 2018-1), 2.700%, 1/17/2023	1,300,000	1,314,635
Daimler Trucks Retail Trust, Class A3, (Series 2018-1), 2.850%, 7/15/2021 (5)	827,895	830,416
Ford Credit Floorplan Master Owner Trust, Class A2, (Series 2019-3), 2.258% (LIBOR 1 Month + 60 basis points), 9/15/2024 (6)	1,300,000	1,306,494
Hilton Grand Vacations Trust, Class A, (Series 2014-AA), 1.770%, 11/25/2026 (5)	239,247	239,261
Marlin Receivables LLC, Class B, (Series 2018-1A), 3.540%, 5/22/2023 (5)	1,000,000	1,019,683
MMAF Equipment Finance LLC, Class A4, (Series 2017-B), 2.410%, 11/15/2024 (5)	2,000,000	2,041,439

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

February 29, 2020 (Unaudited)

Schedules of Investments

Short-Term Income Fund (continued)

Description	Principal Amount	Value
Asset-Backed Securities (continued)

Other Financial (continued)
Navistar Financial Dealer Note Master Owner Trust II, Class A, (Series 2019-1), 2.267% (LIBOR 1 Month + 64 basis points), 5/25/2024 (5) (6)	$1,000,000	$1,002,636
Pawnee Equipment Receivables LLC, Class A2, (Series 2019-1), 2.290%, 10/15/2024 (5)	2,000,000	2,016,341
Sierra Timeshare Conduit Receivables Funding LLC, Class B, (Series 2017-1A), 3.200%, 3/20/2034 (5)	830,976	845,606
Trafigura Securitisation Finance PLC, Class A1, (Series 2017-1A), 2.508% (LIBOR 1 Month + 85 basis points), 12/15/2020 (5) (6)	3,300,000	3,303,478
Volvo Financial Equipment LLC, Class A4, (Series 2017-1A), 2.210%, 11/15/2021 (5)	780,000	783,320
Westgate Resorts LLC:
Class B, (Series 2017-1A), 4.050%, 12/20/2030 (5)	1,721,346	1,746,575
Class B, (Series 2018-1A), 3.580%, 12/20/2031 (5)	832,943	847,451

		18,832,041

Total Asset-Backed Securities (identified cost $52,263,083)		52,767,555

Collateralized Mortgage Obligations — 6.0%

Federal Home Loan Mortgage Corporation — 1.3%
2.000%, 1/15/2024, (Series 4295)	350,592	353,680
3.000%, 2/15/2031, (Series 4013)	800,483	827,229
3.000%, 9/15/2032, (Series 4236)	1,217,931	1,257,296
4.000%, 12/15/2038, (Series 3738)	719,855	734,248
4.500%, 8/15/2039, (Series 3778)	497,367	524,529

		3,696,982

Federal National Mortgage Association — 0.9%
3.000%, 6/25/2033, (Series 2014-20)	1,389,778	1,459,360
3.000%, 8/25/2040, (Series 2015-15)	1,034,849	1,065,085

		2,524,445

Federal National Mortgage Association — 0.7%
2.500%, 6/25/2029, (Series 2014-34)	716,466	735,992
3.643%, 7/25/2021, (Series 2011-M3)	1,243,072	1,265,546

		2,001,538

Private Sponsor — 3.1%
Banc of America Funding Trust:
Class 1A3, (Series 2007-C), 4.077%, 5/20/2036 (6)	100,695	101,487
Class 2A1, (Series 2005-5), 5.500%, 9/25/2035	208,326	233,846

Description	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Private Sponsor (continued)
Chase Mortgage Finance Trust:
Class A1, (Series 2005-S2), 5.500%, 10/25/2035	$127,996	$131,946
Class A3, (Series 2006-S4), 6.000%, 12/25/2036	178,822	135,066
FREMF Mortgage Trust:
Class B, (Series 2013-K26), 3.598%, 12/25/2045 (5) (6)	1,250,000	1,312,858
Class B, (Series 2013-K713), 3.296%, 4/25/2046 (5) (6)	1,934,890	1,932,730
Class B, (Series 2014-K716), 3.952%, 8/25/2047 (5) (6)	1,500,000	1,537,015
Class C, (Series 2012-K21), 3.935%, 7/25/2045 (5) (6)	1,000,000	1,045,842
JP Morgan Mortgage Trust:
Class 1A5, (Series 2017-3), 3.500%, 8/25/2047 (5) (6)	689,003	707,800
Class 2A2, (Series 2005-S3), 5.500%, 1/25/2021	38,297	37,272
Class 3A1, (Series 2007-A2), 3.636%, 4/25/2037 (6)	10,109	8,974
Class A4, (Series 2019-6), 3.500%, 12/25/2049 (5) (6)	520,818	534,286
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 3.998%, 11/25/2034 (6)	168,405	174,720
OBX Trust, Class A8, (Series 2019-INV1), 4.000%, 11/25/2048 (5) (6)	790,763	798,746
Wells Fargo Mortgage Backed Securities Trust, Class A1, (Series 2006-AR19), 4.354%, 12/25/2036 (6)	162,283	156,939

		8,849,527

Total Collateralized Mortgage Obligations (identified cost $16,946,506)		17,072,492

Commercial Mortgage Securities — 4.6%

Government National Mortgage Association — 1.0%
1.800%, 7/16/2037, (Series 2013-179)	694,358	694,053
2.100%, 4/16/2050, (Series 2016-92)	1,083,272	1,090,286
2.205%, 1/16/2044, (Series 2014-61)	222,056	222,007
2.650%, 2/16/2045, (Series 2015-33)	1,002,129	1,010,546

		3,016,892

Private Sponsor — 3.6%
Cantor Commercial Real Estate Lending, Class A1, (Series 2019-CF2), 2.048%, 11/15/2052	1,476,260	1,495,948
Citigroup Commercial Mortgage Trust, Class A1, (Series 2017-P7), 2.008%, 4/14/2050	500,771	502,328
GS Mortgage Securities Corp. Trust 2020-DUNE, Class A, (Series 2020-DUNE), 2.759% (LIBOR 1 Month + 110 basis points), 12/15/2036 (5) (6)	2,000,000	2,002,582

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Short-Term Income Fund (continued)

Description	Principal Amount	Value
Commercial Mortgage Securities (continued)

Private Sponsor (continued)
GS Mortgage Securities Trust, Class A4, (Series 2011-GC3), 4.753%, 3/10/2044 (5)	$687,277	$697,687
Morgan Stanley BAML Trust, Class A1, (Series 2016-C30), 1.389%, 9/15/2049	836,203	834,757
SLIDE 2018-FUN, Class B, (Series 2018-FUN), 2.908% (LIBOR 1 Month + 125 basis points), 6/15/2031 (5) (6)	961,969	962,460
UBS Commercial Mortgage Trust, Class A1, (Series 2017-C3), 1.935%, 8/15/2050	1,016,122	1,020,389
WFRBS Commercial Mortgage Trust, Class ASB, (Series 2013-C18), 3.676%, 12/15/2046	1,574,305	1,638,692
WF-RBS Commercial Mortgage Trust, Class A4, (Series 2011-C2), 4.869%, 2/15/2044 (5) (6)	986,854	1,005,419

		10,160,262

Total Commercial Mortgage Securities (identified cost $13,101,711)		13,177,154

Corporate Bonds & Notes — 44.3%

Aerospace/Defense — 0.7%
General Dynamics Corp., 3.000%, 5/11/2021	750,000	765,601
United Technologies Corp., 3.100%, 6/1/2022	1,250,000	1,291,207

		2,056,808

Auto Manufacturers — 3.6%
American Honda Finance Corp.:
1.923% (LIBOR 3 Month + 21 basis points), 2/12/2021 (6)	1,000,000	1,001,550
1.950%, 5/10/2023	650,000	660,048
3.450%, 7/14/2023	1,555,000	1,658,548
Ford Motor Credit Co. LLC, 3.230% (LIBOR 3 Month + 127 basis points), 3/28/2022 (6)	1,000,000	983,255
General Motors Financial Co., Inc.:
2.450%, 11/6/2020	1,000,000	1,003,988
3.388% (LIBOR 3 Month + 155 basis points), 1/14/2022 (1) (6)	750,000	758,708
3.450%, 1/14/2022 (1)	750,000	766,460
PACCAR Financial Corp., 2.650%, 5/10/2022	600,000	618,727
Toyota Motor Corp., 3.183%, 7/20/2021	740,000	757,198
Toyota Motor Credit Corp.:
2.538% (LIBOR 3 Month + 69 basis points), 1/11/2022 (6)	1,000,000	1,010,034
3.350%, 1/8/2024 (1)	850,000	914,266

		10,132,782

Banks — 19.4%
Australia & New Zealand Banking Group, Ltd., 3.300%, 5/17/2021	500,000	512,485

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Banks (continued)
BancorpSouth Bank, 4.125% (LIBOR 3 Month + 247 basis points), 11/20/2029 (6)	$1,750,000	$1,835,318
Bank of America Corp.:
2.801% (LIBOR 3 Month + 100 basis points), 4/24/2023 (6)	2,000,000	2,017,994
3.499% (LIBOR 3 Month + 63 basis points), 5/17/2022 (1) (6)	1,000,000	1,022,941
4.000%, 4/1/2024 (1)	1,500,000	1,633,795
Bank of New York Mellon Corp., 3.450%, 8/11/2023 (1)	1,500,000	1,601,760
Canadian Imperial Bank of Commerce:
2.700%, 2/2/2021 (1)	750,000	757,709
3.500%, 9/13/2023 (1)	650,000	694,875
Capital One NA, 2.920% (LIBOR 3 Month + 115 basis points), 1/30/2023 (6)	1,000,000	1,011,949
Citigroup, Inc.:
2.350%, 8/2/2021 (1)	520,000	526,774
2.700%, 10/27/2022 (1)	1,000,000	1,029,979
2.754% (LIBOR 3 Month + 96 basis points), 4/25/2022 (6)	1,500,000	1,517,226
Customers Bancorp, Inc., 3.950%, 6/30/2022	1,000,000	1,026,430
Fifth Third Bancorp, 3.650%, 1/25/2024	1,200,000	1,287,010
First Citizens BancShares, Inc., 1.000%, 3/15/2030	1,500,000	1,500,000
Flagstar Bancorp, Inc., 6.125%, 7/15/2021	1,375,000	1,439,475
Goldman Sachs Group, Inc.:
2.350%, 11/15/2021	1,000,000	1,005,643
3.625%, 1/22/2023 (1)	1,000,000	1,055,322
Home BancShares, Inc., 5.625% (LIBOR 3 Month + 358 basis points), 4/15/2027 (6)	1,000,000	1,049,567
Huntington Bancshares, Inc.:
2.300%, 1/14/2022	1,144,000	1,155,504
3.150%, 3/14/2021 (1)	1,000,000	1,013,249
Independent Bank Group, Inc., 5.875%, 8/1/2024	1,680,000	1,805,989
JPMorgan Chase & Co., 3.200%, 1/25/2023 (1)	1,000,000	1,048,880
KeyBank NA:
3.300%, 2/1/2022	1,000,000	1,035,281
3.375%, 3/7/2023 (1)	1,000,000	1,058,102
Mitsubishi UFJ Financial Group, Inc.:
3.535%, 7/26/2021	850,000	875,837
3.761%, 7/26/2023 (1)	1,000,000	1,071,002
Morgan Stanley:
2.625%, 11/17/2021 (1)	1,250,000	1,272,437
2.999% (LIBOR 3 Month + 118 basis points), 1/20/2022 (1) (6)	645,000	649,550
National Australia Bank, Ltd.:
2.500%, 1/12/2021	1,000,000	1,009,191
2.625%, 7/23/2020	1,000,000	1,004,854
Peapack Gladstone Financial Corp., 6.000% (LIBOR 3 Month + 485 basis points), 6/30/2026 (6)	500,000	514,460
PNC Bank NA:
2.052% (LIBOR 3 Month + 25 basis points), 1/22/2021 (6)	750,000	751,533
3.500%, 6/8/2023 (1)	1,000,000	1,062,918

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

February 29, 2020 (Unaudited)

Schedules of Investments

Short-Term Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Banks (continued)
PNC Financial Services Group, Inc., 4.375%, 8/11/2020	$950,000	$961,591
Regions Bank, 2.289% (LIBOR 3 Month + 38 basis points), 4/1/2021 (6)	1,000,000	1,001,500
Royal Bank of Canada, 2.750%, 2/1/2022 (1)	400,000	411,711
State Street Corp., 1.950%, 5/19/2021 (1)	1,000,000	1,007,523
Toronto-Dominion Bank:
1.892% (LIBOR 3 Month + 15 basis points), 8/7/2020 (6)	2,000,000	2,000,375
2.125%, 4/7/2021	1,000,000	1,006,820
3.250%, 3/11/2024 (1)	1,000,000	1,067,457
Truist Bank:
3.502% (LIBOR 3 Month + 59 basis points), 8/2/2022 (6)	750,000	770,936
3.689% (LIBOR 3 Month + 74 basis points), 8/2/2024 (1) (6)	700,000	746,000
Truist Financial Corp., 2.200%, 3/16/2023 (1)	1,000,000	1,022,665
United Community Banks, Inc., 4.500% (LIBOR 3 Month + 212 basis points), 1/30/2028 (6)	1,000,000	1,033,709
Wells Fargo & Co.:
2.625%, 7/22/2022	1,000,000	1,025,525
2.911% (LIBOR 3 Month + 111 basis points), 1/24/2023 (6)	1,000,000	1,015,316
West Loop BC, 4.000% (LIBOR 3 Month + 187 basis points), 12/1/2027 (6)	2,000,000	2,082,367
Westpac Banking Corp.:
2.135% (LIBOR 3 Month + 34 basis points), 1/25/2021 (6)	750,000	751,988
2.500%, 6/28/2022	500,000	514,806
2.800%, 1/11/2022	1,000,000	1,024,003

		55,299,331

Chemicals — 0.1%
DuPont de Nemours, Inc., 3.766%, 11/15/2020	425,000	430,089

Computers — 1.9%
Apple, Inc.:
1.700%, 9/11/2022 (1)	725,000	734,501
2.400%, 5/3/2023	1,500,000	1,549,562
3.450%, 5/6/2024 (1)	1,500,000	1,624,986
Dell International LLC, 4.420%, 6/15/2021 (1) (5)	1,000,000	1,030,508
IBM Credit LLC, 3.450%, 11/30/2020	550,000	558,627

		5,498,184

Cosmetics/Personal Care — 0.7%
Colgate-Palmolive Co., 2.250%, 11/15/2022 (1)	1,300,000	1,341,606
Procter & Gamble Co., 2.150%, 8/11/2022 (1)	775,000	795,435

		2,137,041

Diversified Financial Services — 1.9%
American Express Co.:
3.400%, 2/22/2024 (1)	1,000,000	1,070,633
3.700%, 8/3/2023	1,000,000	1,069,775

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Diversified Financial Services (continued)
American Express Credit Corp.:
2.700%, 3/3/2022 (1)	$1,500,000	$1,536,993
2.600%, 9/14/2020	750,000	753,245
Capital One Financial Corp.:
3.050%, 3/9/2022	500,000	513,517
3.200%, 1/30/2023	500,000	519,928

		5,464,091

Electric — 0.3%
American Electric Power Co., Inc., 2.150%, 11/13/2020	750,000	753,207

Healthcare-Services — 0.8%
Anthem, Inc., 2.500%, 11/21/2020	600,000	603,104
UnitedHealth Group, Inc., 2.875%, 3/15/2023 (1)	1,500,000	1,564,843

		2,167,947

Insurance — 0.4%
Allstate Corp., 2.390% (LIBOR 3 Month + 43 basis points), 3/29/2021 (6)	500,000	501,714
Aon Corp., 2.200%, 11/15/2022 (1)	650,000	665,536

		1,167,250

Machinery-Construction & Mining — 1.1%
Caterpillar Financial Services Corp.:
1.950%, 11/18/2022	775,000	786,255
3.450%, 5/15/2023 (1)	2,110,000	2,249,454

		3,035,709

Machinery-Diversified — 0.8%
John Deere Capital Corp.:
2.800%, 3/6/2023	750,000	784,352
3.200%, 1/10/2022 (1)	1,500,000	1,556,082

		2,340,434

Media — 1.1%
Comcast Corp.:
2.750%, 3/1/2023 (1)	1,500,000	1,565,448
3.700%, 4/15/2024 (1)	1,000,000	1,086,851
TWDC Enterprises 18 Corp., 1.950%, 3/4/2020 (1)	500,000	500,005

		3,152,304

Oil & Gas — 2.6%
BP Capital Markets PLC, 2.500%, 11/6/2022	1,250,000	1,284,454
Equinor ASA, 2.450%, 1/17/2023 (1)	1,000,000	1,030,401
Exxon Mobil Corp., 2.397%, 3/6/2022 (1)	850,000	865,509
Occidental Petroleum Corp., 2.700%, 8/15/2022 (1)	2,000,000	2,039,458
Phillips 66, 2.247% (LIBOR 3 Month + 60 basis points), 2/26/2021 (6)	1,200,000	1,200,116
Shell International Finance BV, 3.500%, 11/13/2023	1,000,000	1,067,084

		7,487,022

Pharmaceuticals — 1.1%
AbbVie, Inc., 3.750%, 11/14/2023	500,000	537,076
CVS Health Corp.:
3.350%, 3/9/2021	1,500,000	1,524,943
3.700%, 3/9/2023 (1)	1,000,000	1,056,844

		3,118,863

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Short-Term Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Pipelines — 1.1%
Energy Transfer Operating LP, 3.600%, 2/1/2023 (1)	$1,000,000	$1,036,936
Kinder Morgan Energy Partners LP, 3.500%, 9/1/2023	1,903,000	1,989,561

		3,026,497

Retail — 1.4%
Walmart, Inc.:
3.300%, 4/22/2024	1,500,000	1,614,945
3.400%, 6/26/2023 (1)	2,275,000	2,431,817

		4,046,762

Savings & Loans — 0.7%
New York Community Bancorp, Inc., 5.900% (LIBOR 3 Month + 278 basis points), 11/6/2028 (6)	1,000,000	1,068,531
Sterling Bancorp, 4.000% (SOFR + 253 basis points), 12/30/2029 (6)	1,000,000	1,021,708

		2,090,239

Semiconductors — 0.4%
Intel Corp., 2.450%, 7/29/2020	1,000,000	1,002,940

Software — 1.5%
Microsoft Corp., 2.875%, 2/6/2024	1,500,000	1,583,944
Oracle Corp.:
1.900%, 9/15/2021 (1)	525,000	529,285
2.400%, 9/15/2023	1,000,000	1,032,669
2.500%, 5/15/2022 (1)	1,000,000	1,022,179

		4,168,077

Telecommunications — 1.8%
AT&T, Inc.:
3.000%, 2/15/2022 (1)	1,000,000	1,027,551
3.900%, 3/11/2024 (1)	1,000,000	1,086,036
Verizon Communications, Inc.:
2.894% (LIBOR 3 Month + 100 basis points), 3/16/2022 (6)	750,000	760,034
3.125%, 3/16/2022	400,000	414,789
4.150%, 3/15/2024	1,250,000	1,368,866
5.150%, 9/15/2023	500,000	562,727

		5,220,003

Transportation — 0.9%
Union Pacific Corp.:
2.950%, 3/1/2022	1,000,000	1,028,016
3.500%, 6/8/2023 (1)	1,500,000	1,595,152

		2,623,168

Total Corporate Bonds & Notes (identified cost $122,760,265)		126,418,748

U.S. Government & U.S. Government Agency Obligations — 9.9%

Federal Home Loan Mortgage Corporation — 0.4%
2.375%, 2/16/2021	$1,000,000	1,011,473

Federal National Mortgage Association — 0.4%
2.500%, 4/13/2021	1,000,000	1,016,013

U.S. Treasury Bonds & Notes — 9.1%
1.750%, 7/31/2024 (1)	3,000,000	3,108,691
1.875%, 2/28/2022	500,000	509,609

Description	Principal Amount	Value

U.S. Government & U.S. Government Agency Obligations (continued)

U.S. Treasury Bonds & Notes (continued)
2.000%, 5/31/2021	$1,500,000	$1,517,930
2.000%, 11/30/2022	1,000,000	1,030,332
2.125%, 12/31/2022	2,000,000	2,069,766
2.125%, 2/29/2024 (1)	1,000,000	1,047,773
2.250%, 3/31/2021	1,200,000	1,215,399
2.250%, 1/31/2024	1,000,000	1,051,816
2.375%, 4/15/2021	5,000,000	5,073,438
2.625%, 7/15/2021	1,000,000	1,022,090
2.750%, 8/15/2021	2,000,000	2,051,289
2.750%, 7/31/2023	2,000,000	2,124,766
2.750%, 8/31/2023	1,750,000	1,861,733
2.750%, 11/15/2023	1,500,000	1,601,250
2.875%, 9/30/2023	750,000	802,295

		26,088,177

Total U.S. Government & U.S. Government Agency Obligations (identified cost $27,284,454)		28,115,663

U.S. Government Agency-Mortgage Securities — 1.2%

Federal Home Loan Mortgage Corporation — 0.7%
3.000%, 12/9/2022	2,000,000	2,113,461

Federal National Mortgage Association — 0.5%
2.660%, 11/1/2020 (6)	600,696	599,945
3.500%, 4/1/2026	64,312	67,402
4.000%, 11/1/2031	302,193	325,888
5.500%, 11/1/2033	85,856	97,689
5.500%, 2/1/2034	63,636	72,838
5.500%, 8/1/2037	141,558	162,478

		1,326,240

Government National Mortgage Association — 0.0%
7.500%, 8/15/2037	12,499	12,846

Total U.S. Government Agency-Mortgage Securities (identified cost $3,325,490)		3,452,547

Short-Term Investments — 24.7%

Certificates of Deposit — 1.7%
Mizuho Bank, Ltd., 2.327% (LIBOR 3 Month + 38 basis points), 6/25/2020 (6)	1,000,000	999,873
MUFG Bank, Ltd., 2.211% (LIBOR 3 Month + 46 basis points), 2/4/2021 (6)	1,500,000	1,500,000
Sumitomo Mitsui Banking Corp.:
2.221% (LIBOR 3 Month + 42 basis points), 7/24/2020 (6)	1,250,000	1,250,000
2.255% (LIBOR 3 Month + 36 basis points), 4/6/2021 (6)	1,000,000	1,001,372

		4,751,245

Collateral Pool Investments for Securities on Loan — 8.9%
Collateral pool allocation (3)		25,472,131

Commercial Paper — 9.8%
Dominion Resources Services, Inc., 1.767%, 3/17/2020 (8)	2,000,000	1,998,453
DuPont de Nemours Inc., 1.744%, 3/2/2020 (5) (8)	5,500,000	5,499,737

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

February 29, 2020 (Unaudited)

Schedules of Investments

Short-Term Income Fund (continued)

Description	Shares or Principal Amount	Value
Short-Term Investments (continued)

Commercial Paper (continued)
Fidelity National Information Services, Inc., 1.765%, 3/6/2020 (5) (8)	$2,500,000	$2,499,396
Hyundai Capital America, 1.744%, 3/3/2020 (5) (8)	5,000,000	4,999,522
Nissan Motor Acceptance Corp.:
1.778%, 3/20/2020 (5) (8)	1,500,000	1,498,615
1.810%, 5/1/2020 (5) (8)	1,500,000	1,495,476
Ryder System, Inc., 1.746%, 3/3/2020 (8)	2,000,000	1,999,809
Schlumberger Holdings Corp., 1.724%, 3/6/2020 (5) (8)	5,000,000	4,998,819
Walgreens Boots Alliance, Inc.:
2.039%, 4/28/2020 (8)	1,000,000	996,778
2.203%, 7/21/2020 (8)	1,000,000	991,519
2.250%, 3/9/2020 (8)	1,000,000	999,500

		27,977,624

Mutual Funds — 4.3%
BMO Institutional Prime Money Market Fund — Premier Class, 1.550% (4)	12,254,549	12,255,775

Total Short-Term Investments (identified cost $70,456,120)		70,456,775

Total Investments — 109.2% (identified cost $306,137,629)		311,460,934
Other Assets and Liabilities — (9.2)%		(26,219,368)

Total Net Assets — 100.0%		$285,241,566

Intermediate Tax-Free Fund*

Description	Principal Amount	Value
Municipals — 100.6%

Alabama — 2.9%
Black Belt Energy Gas District
4.000%, 12/01/2025, Call 9/1/2025 (6)	$6,500,000	$7,485,075
4.000%, 10/01/2026, Call 7/1/2026 (6) (9)	5,000,000	5,848,450
		13,333,525
Health Care Authority for Baptist Health, 1.440, 11/01/2042, Call 3/2/2020 (6)	8,175,000	8,175,000
Southeast Alabama Gas Supply District, 1.960, (LIBOR 1 Month), 6/01/2024, Call 3/1/2024 (6)	7,000,000	7,058,240
Other Securities	28,535,000	31,962,385

		60,529,150

Alaska — 0.4%
Other Securities	6,850,000	7,712,498

Arizona — 2.6%
Chandler Industrial Development Authority, 5.000, 6/03/2024 (6)	5,000,000	5,809,150
Other Securities	42,160,000	46,847,708

		52,656,858

Description	Principal Amount	Value
Municipals (continued)

Arkansas — 0.6%
Other Securities	$12,115,000	$12,966,247

California — 6.3%
San Francisco City & County Airport Comm-San Francisco International Airport
5.000%, 5/01/2039, Call 5/1/2029	4,900,000	6,305,467
5.000%, 5/01/2044, Call 5/1/2029	5,500,000	6,996,440
		13,301,907
State of California, 5.000, 4/01/2036, Call 4/1/2029	4,500,000	5,958,270
Other Securities	108,895,000	110,278,046

		129,538,223

Colorado — 3.5%
Adams & Arapahoe Joint School District 28J Aurora, SAW, 5.000, 12/01/2031, Call 12/1/2026	5,000,000	6,273,200
City & County of Denver, 5.000, 8/01/2041, Call 8/1/2026	8,000,000	9,743,600
City & County of Denver Airport System Revenue
5.000%, 11/15/2029, Call 11/15/2027	4,945,000	6,289,100
5.000%, 11/15/2030, Call 11/15/2027	5,010,000	6,342,560
		12,631,660
Other Securities	37,665,000	43,327,712

		71,976,172

Connecticut — 2.2%
Other Securities	37,955,000	46,117,856

Delaware — 0.4%
Other Securities	6,795,000	7,614,731

District of Columbia — 0.6%
Other Securities	10,880,000	12,564,900

Florida — 5.5%
County of Orange Sales Tax Revenue, 5.000, 1/01/2027, Call 1/1/2022	5,810,000	6,259,578
Florida Development Finance Corp., 1.900, 3/17/2020 (6)	10,770,000	10,773,662
Sarasota County Public Hospital District, 5.000, 7/01/2041, Call 7/1/2028	5,000,000	6,233,450
Other Securities	78,160,000	89,197,067

		112,463,757

Georgia — 4.6%
Main Street Natural Gas, Inc.
1.859%, (LIBOR 1 Month), 9/01/2023, Call 6/1/2023 (6)	7,000,000	7,087,640
4.000%, 12/02/2024, Call 9/1/2024 (6)	6,000,000	6,856,620
		13,944,260
Other Securities	74,310,000	81,543,595

		95,487,855

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Intermediate Tax-Free Fund* (continued)

Description	Principal Amount	Value
Municipals (continued)

Guam — 0.1%
Other Securities	$2,310,000	$2,769,657

Hawaii — 0.1%
Other Securities	1,000,000	1,127,500

Idaho — 0.1%
Other Security	1,000,000	1,141,840

Illinois — 18.3%
City of Chicago
5.000%, 1/01/2039, Call 1/1/2029	6,500,000	7,932,795
5.000%, 1/01/2040, Call 1/1/2029	10,900,000	13,272,712
6.000%, 1/01/2038, Call 1/1/2027	10,000,000	12,603,900
		33,809,407
Illinois Finance Authority
5.000%, 5/15/2043, Call 11/15/2028	5,000,000	6,159,650
5.000%, 1/01/2044, Call 1/1/2028	5,000,000	5,910,450
		12,070,100
Illinois State Toll Highway Authority
5.000%, 12/01/2032, Call 1/1/2026	7,790,000	9,453,477
5.000%, 1/01/2044, Call 7/1/2029	7,000,000	8,935,430
		18,388,907
Sales Tax Securitization Corp., 5.250, 1/01/2043, Call 1/1/2029	5,000,000	6,366,900
State of Illinois
4.000%, 11/01/2035, Call 11/1/2029	5,000,000	5,843,100
5.000%, 6/01/2020	9,900,000	9,996,723
5.000%, 11/01/2025	7,000,000	8,396,710
5.000%, 2/01/2027	5,000,000	6,146,650
5.000%, 10/01/2028	4,700,000	5,976,567
5.000%, 11/01/2029, Call 11/1/2027	5,000,000	6,164,750
5.000%, 6/15/2034, Call 6/15/2028	5,000,000	6,239,150
		48,763,650
Other Securities	226,708,542	257,311,949

		376,710,913

Indiana — 1.9%
Other Securities	35,240,000	38,290,761

Iowa — 0.7%
Other Securities	12,483,000	14,349,829

Kansas — 0.3%
Other Securities	6,495,000	6,610,155

Kentucky — 1.3%
Other Securities	22,400,000	27,559,619

Louisiana — 1.0%
Other Securities	18,830,000	20,267,599

Maine — 0.4%
Other Securities	7,915,000	8,939,476

Maryland — 0.4%
Other Securities	7,305,000	7,749,093

Description	Principal Amount	Value
Municipals (continued)

Massachusetts — 1.5%
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, 5.000, 1/01/2023, Call 1/1/2023 (6)	$5,000,000	$5,581,500
Other Securities	20,795,000	25,323,563

		30,905,063

Michigan — 3.3%
Other Securities	60,185,000	68,419,982

Minnesota — 0.6%
Other Securities	11,012,613	11,580,435

Mississippi — 0.9%
Other Securities	15,965,000	18,371,806

Missouri — 2.2%
Missouri Housing Development Commission, GNMA/FNMA/FHLMC, 3.500, 11/01/2050, Call 5/1/2029	7,000,000	7,751,310
Other Securities	34,085,000	37,773,663

		45,524,973

Nebraska — 0.4%
Other Securities	7,120,000	7,802,180

Nevada — 0.7%
Other Securities	13,015,000	14,968,527

New Hampshire — 0.5%
Other Securities	9,450,000	9,598,227

New Jersey — 3.2%
New Jersey Transportation Trust Fund Authority
New Jersey Transportation Trust Fund Authority, 5.000, 6/15/2032, Call 12/15/2024	5,000,000	5,777,000
New Jersey Transportation Trust Fund Authority, BAM TCRs, 5.250, 6/15/2033, Call 6/15/2023	5,635,000	6,320,667
		12,097,667
Other Securities	48,430,000	54,903,998

		67,001,665

New Mexico — 0.7%
Other Securities	13,616,502	15,052,673

New York — 5.2%
New York City Transitional Finance Authority Future Tax Secured Revenue
5.000%, 11/01/2024, Call 11/1/2022	5,715,000	6,352,165
5.000%, 8/01/2036, Call 8/1/2028	5,555,000	7,147,730
		13,499,895
New York State Dormitory Authority, 5.000, 3/15/2027, Call 3/15/2022	7,555,000	8,200,348
Other Securities	75,505,000	86,361,825

		108,062,068

North Carolina — 1.1%
Other Securities	23,960,000	22,073,903

North Dakota — 1.3%
Other Securities	23,950,000	25,849,755

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

February 29, 2020 (Unaudited)

Schedules of Investments

Intermediate Tax-Free Fund* (continued)

Description	Principal Amount	Value
Municipals (continued)

Ohio — 2.9%
Other Securities	$55,760,000	$60,707,950

Oklahoma — 0.6%
Other Securities	10,915,000	12,016,467

Oregon — 0.6%
Other Securities	11,835,000	12,235,042

Pennsylvania — 3.6%
Pennsylvania Turnpike Commission, 5.000, 6/01/2042, Call 6/1/2027	5,450,000	6,593,846
Other Securities	59,120,000	67,887,691

		74,481,537

Rhode Island — 0.4%
Other Securities	7,190,000	7,607,116

South Carolina — 1.2%
Patriots Energy Group Financing Agency, 1.970, (LIBOR 1 Month), 2/01/2024, Call 11/1/2023 (6)	8,000,000	8,114,880
Other Securities	15,795,000	17,571,426

		25,686,306

South Dakota — 0.5%
Other Securities	9,855,000	10,656,118

Tennessee — 2.1%
Knox County Health Educational & Housing Facility Board, 5.000, 1/01/2042, Call 1/1/2027	5,815,000	6,937,760
Shelby County Health Educational & Housing Facilities Board, AGM, 1.150, 6/01/2042, Call 2/28/2020 (6)	7,100,000	7,100,000
Tennessee Energy Acquisition Corp., 5.000, 2/01/2023	5,310,000	5,875,834
Tennessee Housing Development Agency, 3.500, 7/01/2050, Call 7/1/2029 (9)	5,890,000	6,585,903
Other Securities	15,790,000	17,644,445

		44,143,942

Texas — 6.5%
City of Houston Airport System Revenue, 5.000, 7/01/2038, Call 7/1/2028	5,000,000	6,341,050
City of San Antonio Electric & Gas Systems Revenue, 5.000, 2/01/2035, Call 2/1/2030	4,400,000	5,874,088
North Texas Tollway Authority, 5.000, 1/01/2048, Call 1/1/2028	5,000,000	6,212,450
Other Securities	100,500,000	115,620,477

		134,048,065

Description	Principal Amount	Value
Municipals (continued)

U. S. Virgin Islands — 0.2%
Other Securities	$3,320,000	$3,755,558

Utah — 0.5%
Other Securities	8,660,000	9,502,179

Vermont — 0.0%
Other Securities	720,000	756,651

Virginia — 0.7%
Other Securities	12,670,000	14,006,504

Washington — 1.9%
FYI Properties, 5.000, 6/01/2031, Call 6/1/2028	5,000,000	6,408,700
Spokane County School District No. 81 Spokane, School Bond Gty, 5.000, 12/01/2036, Call 6/1/2029	5,000,000	6,566,900
Other Securities	22,780,000	26,081,207

		39,056,807

West Virginia — 0.5%
Other Securities	8,435,000	10,445,412

Wisconsin — 2.6%
Other Securities	51,090,000	52,660,854

Wyoming — 0.0%
Other Security	1,000,000	1,043,550

Total Municipals (identified cost $1,926,733,998)		2,073,166,004

Short-Term Investments — 0.0%

Repurchase Agreements — 0.0%
Other Security	175,652	175,652

Total Short-Term Investments (identified cost $175,652)		175,652

Total Investments — 100.6% (identified cost $1,926,909,650)		2,073,341,656
Other Assets — (0.6)%		(11,597,661)

Net Assets — 100.0%		$2,061,743,995

Strategic Income Fund

Description	Principal Amount	Value
Asset-Backed Securities — 0.2%

Federal Home Loan Mortgage Corporation — 0.2%
1.757% (LIBOR 1 Month + 13 basis points), 8/25/2031, (Series T-32) (6)	$164,174	$163,584

Total Asset-Backed Securities (identified cost $164,174)		163,584

Collateralized Mortgage Obligations — 10.8%

Federal National Mortgage Association — 0.4%
2.027% (LIBOR 1 Month + 40 basis points), 4/25/2034, (Series 2004-25) (6)	104,567	104,380
4.000%, 3/25/2041, (Series 2012-21)	186,020	197,248

		301,628

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Strategic Income Fund (continued)

Description	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Private Sponsor — 10.4%
Alternative Loan Trust, Class 1A1, (Series 2004-24CB), 6.000%, 11/25/2034	$567,646	$588,582
Banc of America Funding Trust, Class 2A1, (Series 2005-5), 5.500%, 9/25/2035	208,326	233,846
Chase Mortgage Finance Trust:
Class 7A1, (Series 2007-A2), 3.807%, 7/25/2037 (6)	324,557	297,722
Class A1, (Series 2005-S2), 5.500%, 10/25/2035	383,989	395,837
ChaseFlex Trust , Class 4A3, (Series 2005-2), 6.000%, 5/25/2020	22,444	21,579
FREMF Mortgage Trust:
Class B, (Series 2019-K91), 4.252%, 4/25/2051 (5) (6)	1,000,000	1,124,982
Class B, (Series 2019-K95), 4.053%, 8/25/2052 (5) (6)	1,000,000	1,097,584
Class C, (Series 2018-K77), 4.160%, 5/25/2051 (5) (6)	1,000,000	1,086,489
GSR Mortgage Loan Trust, Class 2A4, (Series 2007-1F), 5.500%, 1/25/2037	81,654	92,678
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 3.998%, 11/25/2034 (6)	310,704	322,354
Residential Asset Securitization Trust, Class A4, (Series 2005-A8CB), 5.500%, 7/25/2035	599,966	560,040
RFMSI Trust, Class A2, (Series 2006-S4), 6.000%, 4/25/2036	363,089	363,881
Structured Adjustable Rate Mortgage Loan Trust, Class 1A2, (Series 2004-18), 3.818%, 12/25/2034 (6)	374,721	370,096
Wells Fargo Mortgage Backed Securities Trust:
Class A1, (Series 2006-AR19), 4.354%, 12/25/2036 (6)	429,075	414,946
Class A1, (Series 2007-15), 6.000%, 11/25/2037	357,981	353,831
Class A6, (Series 2007-7), 6.000%, 6/25/2037	213,875	210,292

		7,534,739

Total Collateralized Mortgage Obligations (identified cost $7,501,681)		7,836,367

Commercial Mortgage Securities — 3.0%

Private Sponsor — 3.0%
BANK, Class A4, (Series 2018-BN15), 4.407%, 11/15/2061 (6)	750,000	895,555
Wells Fargo Commercial Mortgage Trust, Class B, (Series 2015-C26), 3.783%, 2/15/2048	750,000	796,458

Description	Principal Amount	Value
Commercial Mortgage Securities (continued)

Private Sponsor (continued)
WFRBS Commercial Mortgage Trust, Class D, (Series 2013-C16), 5.033%, 9/15/2046 (5) (6)	$485,000	$490,623

Total Commercial Mortgage Securities (identified cost $2,033,952)		2,182,636

Corporate Bonds & Notes — 76.0%

Agriculture — 3.1%
Altria Group, Inc., 5.950%, 2/14/2049 (1)	500,000	636,532
Bunge, Ltd. Finance Corp., 4.350%, 3/15/2024 (1)	1,000,000	1,079,223
Imperial Brands Finance PLC, 3.500%, 7/26/2026 (1) (5)	500,000	526,250

		2,242,005

Airlines — 0.7%
Delta Air Lines, Inc., 2.900%, 10/28/2024	500,000	508,936

Auto Manufacturers — 0.6%
Ford Motor Co., 4.750%, 1/15/2043 (1)	500,000	430,877

Banks — 1.4%
Banco Nacional de Costa Rica, 6.250%, 11/1/2023 (5)	1,000,000	1,049,385

Beverages — 1.1%
Molson Coors Beverage Co., 4.200%, 7/15/2046 (1)	750,000	779,672

Chemicals — 3.3%
Braskem Netherlands Finance BV, 4.500%, 1/10/2028 (5)	500,000	491,424
OCP SA, 4.500%, 10/22/2025 (5)	750,000	812,376
Starfruit Finco BV, 8.000%, 10/1/2026 (1) (5)	500,000	497,363
Syngenta Finance NV, 4.892%, 4/24/2025 (5)	500,000	553,841

		2,355,004

Commercial Services — 3.3%
Howard University, 2.801%, 10/1/2023	250,000	255,131
Refinitiv US Holdings, Inc., 8.250%, 11/15/2026 (5)	750,000	827,137
United Rentals North America, Inc., 5.500%, 5/15/2027	750,000	785,644
WW International, Inc., 8.625%, 12/1/2025 (5)	500,000	522,707

		2,390,619

Computers — 1.9%
Dell International LLC, 5.300%, 10/1/2029 (1) (5)	750,000	863,198
Seagate HDD Cayman, 4.875%, 6/1/2027	500,000	533,771

		1,396,969

Diversified Financial Services — 2.8%
Ally Financial, Inc., 5.750%, 11/20/2025	400,000	450,328
Cantor Fitzgerald LP, 4.875%, 5/1/2024 (5)	500,000	547,225

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

February 29, 2020 (Unaudited)

Schedules of Investments

Strategic Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Diversified Financial Services (continued)
Jefferies Finance LLC, 7.250%, 8/15/2024 (1) (5)	$1,000,000	$1,032,915

		2,030,468

Electric — 0.8%
Abu Dhabi National Energy Co. PJSC, 4.375%, 4/23/2025 (5)	500,000	548,670

Food — 2.1%
Albertsons Cos. LLC, 5.750%, 3/15/2025 (1)	500,000	519,582
Minerva Luxembourg SA, 6.500%, 9/20/2026 (5)	500,000	516,234
Post Holdings, Inc., 5.000%, 8/15/2026 (5)	500,000	510,775

		1,546,591

Forest Products & Paper — 1.2%
Suzano Austria GmbH, 7.000%, 3/16/2047 (5)	750,000	880,781

Healthcare-Services — 0.9%
Catalent Pharma Solutions, Inc., 4.875%, 1/15/2026 (5)	634,000	651,655

Home Builders — 1.4%
Beazer Homes USA, Inc., 5.875%, 10/15/2027 (1)	1,000,000	1,015,025

Home Furnishings — 1.0%
Whirlpool Corp., 4.750%, 2/26/2029 (1)	650,000	756,210

Internet — 0.7%
Netflix, Inc., 4.875%, 4/15/2028 (1)	500,000	527,618

Investment Companies — 2.5%
Goldman Sachs BDC, Inc., 3.750%, 2/10/2025	750,000	778,174
Icahn Enterprises LP, 4.750%, 9/15/2024 (5)	500,000	510,625
Owl Rock Capital Corp., 5.250%, 4/15/2024	500,000	545,173

		1,833,972

Iron/Steel — 2.1%
ArcelorMittal, 4.550%, 3/11/2026	750,000	813,757
GUSAP III LP, 4.250%, 1/21/2030 (5)	500,000	506,475
United States Steel Corp., 6.875%, 8/15/2025 (1)	250,000	216,979

		1,537,211

Media — 5.4%
Altice Finco SA, 7.625%, 2/15/2025 (5)	800,000	835,332
AMC Networks, Inc., 5.000%, 4/1/2024 (1)	500,000	503,750
Discovery Communications LLC, 3.950%, 3/20/2028 (1)	700,000	765,812
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (5)	750,000	777,994
Time Warner Cable LLC, 4.500%, 9/15/2042	1,000,000	1,041,980

		3,924,868

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Mining — 4.3%
Glencore Funding LLC, 4.625%, 4/29/2024 (1) (5)	$500,000	$541,082
Hudbay Minerals, Inc., 7.250%, 1/15/2023 (1) (5)	750,000	755,936
Kinross Gold Corp.:
4.500%, 7/15/2027 (1)	825,000	898,819
6.875%, 9/1/2041	750,000	931,151

		3,126,988

Miscellaneous Manufacturing — 1.9%
Trinity Industries, Inc., 4.550%, 10/1/2024	1,300,000	1,362,537

Oil & Gas — 5.2%
Aker BP ASA, 6.000%, 7/1/2022 (5)	250,000	257,057
Diamond Offshore Drilling, Inc., 7.875%, 8/15/2025 (1)	750,000	530,625
Gulfport Energy Corp., 6.000%, 10/15/2024	350,000	117,250
Oasis Petroleum, Inc., 6.875%, 3/15/2022	300,000	236,250
PBF Holding Co. LLC, 7.250%, 6/15/2025	750,000	772,189
Petroleos Mexicanos, 5.350%, 2/12/2028 (1)	1,000,000	971,847
W&T Offshore, Inc., 9.750%, 11/1/2023 (5)	700,000	622,993
Whiting Petroleum Corp., 6.625%, 1/15/2026 (1)	750,000	275,644

		3,783,855

Oil & Gas Services — 0.4%
Nine Energy Service, Inc., 8.750%, 11/1/2023 (5)	400,000	319,300

Pharmaceuticals — 4.1%
Bausch Health Cos., Inc., 5.000%, 1/30/2028 (5)	500,000	495,625
Mylan, Inc., 5.200%, 4/15/2048	700,000	829,873
Teva Pharmaceutical Finance Netherlands III BV:
4.100%, 10/1/2046 (1)	800,000	624,080
6.000%, 4/15/2024 (1)	1,000,000	1,017,085

		2,966,663

Pipelines — 4.7%
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/2027	625,000	698,133
Enable Midstream Partners LP, 4.950%, 5/15/2028	500,000	498,721
Energy Transfer Operating LP, 5.150%, 2/1/2043	750,000	780,092
EQM Midstream Partners LP, 4.000%, 8/1/2024 (1)	500,000	445,625
Sunoco Logistics Partners Operations LP, 5.400%, 10/1/2047 (1)	900,000	952,586

		3,375,157

Real Estate Investment Trusts — 3.8%
Diversified Healthcare Trust, 4.750%, 2/15/2028	500,000	524,423
iStar, Inc., 4.750%, 10/1/2024	600,000	613,713
MPT Operating Partnership LP, 4.625%, 8/1/2029 (1)	500,000	527,187
SBA Communications Corp., 4.875%, 9/1/2024	500,000	514,897
Service Properties Trust, 4.950%, 10/1/2029	500,000	538,108

		2,718,328

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Strategic Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Retail — 2.3%
Beacon Roofing Supply, Inc., 4.875%, 11/1/2025 (1) (5)	$450,000	$435,053
L Brands, Inc., 6.950%, 3/1/2033 (1)	500,000	464,674
New Red Finance, Inc., 4.250%, 5/15/2024 (5)	250,000	250,759
QVC, Inc., 4.750%, 2/15/2027	500,000	493,912

		1,644,398

Semiconductors — 1.7%
Broadcom, Inc., 4.750%, 4/15/2029 (1) (5)	600,000	670,998
Marvell Technology Group, Ltd., 4.875%, 6/22/2028	500,000	570,653

		1,241,651

Software — 1.8%
Citrix Systems, Inc., 3.300%, 3/1/2030	500,000	496,254
VMware, Inc., 3.900%, 8/21/2027 (1)	750,000	807,789

		1,304,043

Sovereign — 4.0%
Argentine Republic Government International Bond, 5.875%, 1/11/2028	250,000	101,339
Costa Rica Government International Bond, 5.625%, 4/30/2043 (5)	800,000	720,748
Export Credit Bank of Turkey, 5.000%, 9/23/2021 (5)	450,000	452,984
Ivory Coast Government International Bond, 6.125%, 6/15/2033 (5)	750,000	769,559
Oman Sovereign Sukuk SAOC, 4.397%, 6/1/2024 (5)	500,000	508,675
Zambia Government International Bond, 8.970%, 7/30/2027 (5)	500,000	329,730

		2,883,035

Telecommunications — 4.0%
CommScope, Inc., 5.500%, 6/15/2024 (5)	1,000,000	952,590
Sprint Communications, Inc., 6.000%, 11/15/2022	500,000	537,190
Telecom Italia SpA, 5.303%, 5/30/2024 (5)	600,000	641,994
Turk Telekomunikasyon AS, 4.875%, 6/19/2024 (1) (5)	750,000	736,941

		2,868,715

Transportation — 0.4%
Pacific National Finance Pty, Ltd., 4.625%, 9/23/2020 (5)	250,000	253,740

Trucking & Leasing — 1.1%
Fly Leasing, Ltd., 6.375%, 10/15/2021 (1)	750,000	760,781

Total Corporate Bonds & Notes (identified cost $53,584,377)		55,015,727

Description	Shares or Principal Amount		Value
U.S. Government Agency-Mortgage Securities — 7.9%

Federal Home Loan Mortgage Corporation — 1.4%
3.500%, 4/1/2042	$	S59,859	$64,603
4.000%, 12/1/2040		269,087	292,282
4.500%, 9/1/2031		249,293	271,811
4.500%, 7/1/2040		19,650	21,696
5.000%, 12/1/2022		32,986	34,914
5.000%, 1/1/2040		172,301	193,844
5.500%, 10/1/2021		20,862	21,185
5.500%, 7/1/2035		34,950	39,402
6.000%, 12/1/2036		16,691	19,566
6.000%, 12/1/2037		4,688	5,196
7.500%, 4/1/2024		13,187	14,258
7.500%, 4/1/2027		10,739	12,172
8.000%, 8/1/2030		13,057	15,516
8.500%, 9/1/2024		6,322	6,798
9.500%, 2/1/2025		620	625

			1,013,868

Federal National Mortgage Association — 6.2%
3.000%, 8/1/2032		154,579	162,618
3.500%, 7/1/2032		291,529	307,909
3.500%, 7/1/2038		551,598	578,337
4.000%, 11/1/2031		503,654	543,147
4.000%, 3/1/2041		216,615	236,858
4.500%, 6/1/2042		634,607	701,435
5.500%, 1/1/2023		44,239	48,100
5.500%, 2/1/2036		99,079	113,566
5.500%, 7/1/2036		216,939	248,662
5.500%, 8/1/2037		377,784	433,616
6.000%, 9/1/2021		45,687	46,567
6.000%, 5/1/2039		388,579	457,173
6.500%, 8/1/2030		233,929	263,256
6.500%, 12/1/2031		13,313	15,164
6.500%, 11/1/2037		31,237	36,047
7.000%, 3/1/2029		28,582	33,313
7.000%, 7/1/2029		83,867	95,248
7.000%, 2/1/2030		55,021	61,606
7.500%, 10/1/2030		6,754	7,311
8.000%, 10/1/2028		77,832	86,699
8.000%, 4/1/2030		21,542	26,181

			4,502,813

Government National Mortgage Association — 0.3%
5.000%, 4/15/2034		180,617	202,613
7.000%, 8/15/2031		26,031	30,459
9.500%, 10/15/2024		170	170

			233,242

Total U.S. Government Agency-Mortgage Securities (identified cost $5,422,308)			5,749,923

Short-Term Investments — 22.2%

Collateral Pool Investments for Securities on Loan — 21.6%
Collateral pool allocation (3)			15,654,671

Mutual Funds — 0.6%
BMO Institutional Prime Money Market Fund — Premier Class, 1.550% (4)		395,272	395,311

Total Short-Term Investments (identified cost $16,049,964)			16,049,982

Total Investments — 120.1% (identified cost $84,756,456)			86,998,219
Other Assets and Liabilities — (20.1)%			(14,560,988)

Total Net Assets — 100.0%			$72,437,231

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

February 29, 2020 (Unaudited)

Schedules of Investments

Corporate Income Fund

Description	Principal Amount	Value
Corporate Bonds & Notes — 94.4%

Aerospace/Defense — 1.2%
Boeing Co., 2.800%, 3/1/2024	$2,000,000	$2,066,733
Lockheed Martin Corp., 2.500%, 11/23/2020	2,500,000	2,512,014

		4,578,747

Agriculture — 3.3%
Archer-Daniels-Midland Co., 2.500%, 8/11/2026	3,500,000	3,648,624
BAT Capital Corp., 4.540%, 8/15/2047	2,750,000	2,867,448
Bunge, Ltd. Finance Corp.:
3.250%, 8/15/2026 (1)	$1,000,000	$1,035,565
3.750%, 9/25/2027 (1)	1,800,000	1,902,253
Imperial Brands Finance PLC, 3.500%, 7/26/2026 (1) (5)	1,750,000	1,841,877
Philip Morris International, Inc., 2.900%, 11/15/2021	1,000,000	1,022,928

		12,318,695

Auto Manufacturers — 3.8%
Daimler Finance North America LLC:
2.000%, 7/6/2021 (5)	2,500,000	2,511,328
3.700%, 5/4/2023 (5)	750,000	793,532
Ford Motor Co., 5.291%, 12/8/2046 (1)	2,000,000	1,835,705
Ford Motor Credit Co. LLC:
3.230% (LIBOR 3 Month + 127 basis points), 3/28/2022 (6)	750,000	737,441
4.134%, 8/4/2025 (1)	1,500,000	1,523,466
General Motors Financial Co., Inc.:
4.000%, 1/15/2025	1,000,000	1,061,052
4.350%, 1/17/2027 (1)	1,500,000	1,612,950
Hyundai Capital America, 2.650%, 2/10/2025 (1) (5)	2,000,000	2,040,447
Toyota Motor Credit Corp., 3.400%, 4/14/2025 (1)	2,000,000	2,188,228

		14,304,149

Banks — 15.3%
Banco Santander SA, 3.408% (LIBOR 3 Month + 156 basis points), 4/11/2022 (6)	2,000,000	2,044,040
Bank of America Corp.:
2.597% (LIBOR 3 Month + 65 basis points), 6/25/2022 (6)	1,000,000	1,004,990
3.458% (LIBOR 3 Month + 97 basis points), 3/15/2025 (6)	1,000,000	1,064,968
3.824% (LIBOR 3 Month + 158 basis points), 1/20/2028 (1) (6)	2,750,000	3,033,796
Capital One Financial Corp.:
2.835% (LIBOR 3 Month + 95 basis points), 3/9/2022 (6)	1,500,000	1,513,652
3.300%, 10/30/2024	1,250,000	1,331,296
Citigroup, Inc., 3.010% (LIBOR 3 Month + 143 basis points), 9/1/2023 (1) (6)	2,000,000	2,040,612
Cooperatieve Rabobank UA, 3.875%, 2/8/2022	2,000,000	2,094,935
Deutsche Bank AG, 4.250%, 2/4/2021 (1)	2,000,000	2,037,876
Fifth Third Bank, 2.200%, 10/30/2020	2,000,000	2,006,093

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Banks (continued)
Goldman Sachs Group, Inc.:
2.904% (LIBOR 3 Month + 111 basis points), 4/26/2022 (6)	$1,000,000	$1,010,855
4.223% (LIBOR 3 Month + 130 basis points), 5/1/2029 (6)	2,750,000	3,121,516
HSBC Holdings PLC:
3.339% (LIBOR 3 Month + 166 basis points), 5/25/2021 (1) (6)	1,500,000	1,525,241
3.973% (LIBOR 3 Month + 161 basis points), 5/22/2030 (6)	2,150,000	2,355,752
JPMorgan Chase & Co.:
3.061% (LIBOR 3 Month + 148 basis points), 3/1/2021 (1) (6)	1,500,000	1,514,867
3.509% (LIBOR 3 Month + 95 basis points), 1/23/2029 (6)	3,000,000	3,279,080
Lloyds Banking Group PLC, 2.907% (LIBOR 3 Month + 81 basis points), 11/7/2023 (6)	2,000,000	2,047,511
Mizuho Financial Group, Inc., 2.953%, 2/28/2022 (1)	2,500,000	2,572,440
Morgan Stanley:
2.699% (SOFR + 114 basis points), 1/22/2031 (1) (6)	3,000,000	3,099,811
3.737% (LIBOR 3 Month + 85 basis points), 4/24/2024 (1) (6)	2,750,000	2,919,775
PNC Financial Services Group, Inc., 2.200%, 11/1/2024	2,000,000	2,061,438
Royal Bank of Canada:
2.250%, 11/1/2024 (1)	2,000,000	2,051,028
2.560% (LIBOR 3 Month + 66 basis points), 10/5/2023 (6)	2,500,000	2,501,685
Royal Bank of Scotland Group PLC, 4.892% (LIBOR 3 Month + 175 basis points), 5/18/2029 (1) (6)	1,500,000	1,753,176
Skandinaviska Enskilda Banken AB, 2.800%, 3/11/2022	2,000,000	2,051,694
Toronto-Dominion Bank, 2.874% (LIBOR 3 Month + 100 basis points), 4/7/2021 (6)	2,000,000	2,021,111
Wells Fargo & Co.:
2.661% (LIBOR 3 Month + 93 basis points), 2/11/2022 (6)	1,640,000	1,651,624
3.584% (LIBOR 3 Month + 131 basis points), 5/22/2028 (1) (6)	2,000,000	2,175,896

		57,886,758

Beverages — 3.3%
Anheuser-Busch Cos. LLC, 4.900%, 2/1/2046 (1)	2,000,000	2,469,361
Anheuser-Busch InBev Worldwide, Inc., 4.750%, 1/23/2029	2,000,000	2,372,026
Coca-Cola Co., 1.750%, 9/6/2024 (1)	1,800,000	1,829,995
Fomento Economico Mexicano SAB de C.V., 3.500%, 1/16/2050	2,500,000	2,639,851
Molson Coors Beverage Co., 4.200%, 7/15/2046	3,000,000	3,118,687

		12,429,920

Biotechnology — 0.4%
Amgen, Inc., 3.150%, 2/21/2040	1,500,000	1,538,275

Building Materials — 0.4%
Carrier Global Corp., 2.242%, 2/15/2025 (5)	1,500,000	1,531,707

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Corporate Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Chemicals — 3.0%
Braskem Netherlands Finance BV, 4.500%, 1/10/2028 (5)	$1,000,000	$982,847
Mosaic Co., 4.050%, 11/15/2027 (1)	2,500,000	2,647,245
OCP SA, 4.500%, 10/22/2025 (5)	2,000,000	2,166,336
Orbia Advance Corp SAB de C.V.:
5.875%, 9/17/2044 (5)	500,000	577,723
6.750%, 9/19/2042 (5)	1,500,000	1,847,347
Starfruit Finco BV, 8.000%, 10/1/2026 (1) (5)	1,000,000	994,725
Syngenta Finance NV, 4.892%, 4/24/2025 (5)	2,000,000	2,215,365

		11,431,588

Commercial Services — 0.1%
ADT Security Corp., 4.125%, 6/15/2023 (1)	500,000	509,792

Computers — 2.7%
Apple, Inc.:
2.850%, 5/11/2024 (1)	2,000,000	2,112,734
3.750%, 11/13/2047 (1)	2,000,000	2,370,346
Dell International LLC, 8.350%, 7/15/2046 (5)	2,000,000	2,728,808
Hewlett Packard Enterprise Co.:
2.620% (LIBOR 3 Month + 72 basis points), 10/5/2021 (6)	1,700,000	1,700,318
4.900%, 10/15/2025 (1)	1,000,000	1,137,169

		10,049,375

Diversified Financial Services — 5.8%
Ally Financial, Inc., 4.250%, 4/15/2021 (1)	2,500,000	2,557,675
BlackRock, Inc., 2.400%, 4/30/2030 (1)	3,000,000	3,131,505
Cantor Fitzgerald LP, 4.875%, 5/1/2024 (1) (5)	2,000,000	2,188,901
E*TRADE Financial Corp., 3.800%, 8/24/2027 (1)	1,500,000	1,660,096
GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	2,500,000	2,861,597
Jefferies Finance LLC, 7.250%, 8/15/2024 (5)	1,875,000	1,936,716
Jefferies Financial Group, Inc., 6.625%, 10/23/2043	500,000	610,164
Jefferies Group LLC, 6.500%, 1/20/2043	500,000	621,292
Legg Mason, Inc., 4.750%, 3/15/2026	500,000	582,318
Nomura Holdings, Inc., 2.648%, 1/16/2025 (1)	850,000	873,821
Private Export Funding Corp., 1.750%, 11/15/2024	2,000,000	2,056,828
Synchrony Financial, 3.950%, 12/1/2027 (1)	2,750,000	2,954,938

		22,035,851

Electric — 4.8%
Abu Dhabi National Energy Co. PJSC, 4.375%, 4/23/2025 (5)	750,000	823,005
AEP Transmission Co. LLC, 3.800%, 6/15/2049	2,000,000	2,362,272

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Electric (continued)
Alabama Power Co., 3.750%, 3/1/2045 (1)	$3,000,000	$3,364,856
CenterPoint Energy, Inc., 3.600%, 11/1/2021	3,000,000	3,110,489
Duke Energy Florida LLC, 2.500%, 12/1/2029	2,000,000	2,086,367
Public Service Electric & Gas Co., 3.200%, 8/1/2049 (1)	3,000,000	3,360,660
San Diego Gas & Electric Co., 4.100%, 6/15/2049	2,500,000	3,085,285

		18,192,934

Engineering & Construction — 0.4%
Fluor Corp., 4.250%, 9/15/2028 (1)	1,500,000	1,406,538

Food — 1.9%
Conagra Brands, Inc., 3.800%, 10/22/2021 (1)	2,500,000	2,599,871
Kraft Heinz Foods Co., 4.375%, 6/1/2046 (1)	2,200,000	2,050,911
Kroger Co., 4.450%, 2/1/2047 (1)	2,250,000	2,551,676

		7,202,458

Healthcare-Products — 1.7%
Medtronic, Inc., 2.694% (LIBOR 3 Month + 80 basis points), 3/15/2020 (6)	2,000,000	2,000,835
Thermo Fisher Scientific, Inc., 3.000%, 4/15/2023 (1)	1,000,000	1,044,541
Zimmer Biomet Holdings, Inc., 3.550%, 4/1/2025	3,000,000	3,222,984

		6,268,360

Healthcare-Services — 0.6%
Laboratory Corp. of America Holdings, 3.250%, 9/1/2024 (1)	2,000,000	2,122,683

Insurance — 6.1%
Aflac, Inc., 3.625%, 11/15/2024	1,500,000	1,636,923
Allstate Corp., 2.390% (LIBOR 3 Month + 43 basis points), 3/29/2021 (6)	1,445,000	1,449,953
High Street Funding Trust II, 4.682%, 2/15/2048 (5)	2,500,000	3,232,215
Lincoln National Corp., 3.625%, 12/12/2026 (1)	2,000,000	2,208,873
Metropolitan Life Global Funding I, 3.450%, 10/9/2021 (1) (5)	3,000,000	3,106,015
Nationwide Financial Services, Inc., 3.900%, 11/30/2049 (5)	2,500,000	2,862,914
Prudential Financial, Inc.:
3.700%, 3/13/2051	2,000,000	2,130,645
3.935%, 12/7/2049	3,000,000	3,368,678
Unum Group:
4.000%, 3/15/2024	2,000,000	2,170,419
4.000%, 6/15/2029	1,000,000	1,119,665

		23,286,300

Internet — 1.5%
Alibaba Group Holding, Ltd., 2.800%, 6/6/2023 (1)	2,000,000	2,059,541
Amazon.com, Inc., 4.050%, 8/22/2047 (1)	1,500,000	1,932,741
eBay, Inc., 4.000%, 7/15/2042	1,500,000	1,511,864

		5,504,146

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

February 29, 2020 (Unaudited)

Schedules of Investments

Corporate Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Investment Companies — 0.4%
Ares Capital Corp., 3.625%, 1/19/2022	$1,500,000	$1,539,185

Iron/Steel — 0.6%
Nucor Corp., 4.400%, 5/1/2048 (1)	2,000,000	2,420,184

Lodging — 0.8%
Hyatt Hotels Corp., 5.375%, 8/15/2021	1,000,000	1,037,842
Wyndham Destinations, Inc., 5.750%, 4/1/2027	2,000,000	2,120,095

		3,157,937

Machinery-Construction & Mining — 0.6%
Caterpillar, Inc., 3.803%, 8/15/2042 (1)	2,000,000	2,386,324

Machinery-Diversified — 0.4%
Westinghouse Air Brake Technologies Corp., 4.400%, 3/15/2024	1,500,000	1,626,506

Media — 2.2%
Charter Communications Operating LLC, 5.375%, 5/1/2047	2,000,000	2,291,639
Comcast Corp., 4.600%, 10/15/2038 (1)	1,750,000	2,188,500
Cox Communications, Inc., 4.600%, 8/15/2047 (5)	1,500,000	1,796,297
Discovery Communications LLC, 3.950%, 3/20/2028 (1)	2,000,000	2,188,034

		8,464,470

Mining — 1.0%
Glencore Funding LLC:
4.125%, 5/30/2023 (1) (5)	2,500,000	2,640,871
4.625%, 4/29/2024 (1) (5)	1,000,000	1,082,163

		3,723,034

Miscellaneous Manufacturing — 1.8%
3M Co., 3.250%, 2/14/2024 (1)	3,250,000	3,467,207
Siemens Financieringsmaatschappij NV:
2.234% (LIBOR 3 Month + 34 basis points), 3/16/2020 (5) (6)	1,000,000	1,000,262
3.300%, 9/15/2046 (5)	2,000,000	2,228,565

		6,696,034

Oil & Gas — 3.5%
BP Capital Markets PLC, 2.764% (LIBOR 3 Month + 87 basis points), 9/16/2021 (6)	2,500,000	2,526,704
Ecopetrol SA, 7.375%, 9/18/2043 (1)	1,500,000	2,053,418
EQT Corp., 3.900%, 10/1/2027 (1)	500,000	322,500
Exxon Mobil Corp., 3.095%, 8/16/2049	2,000,000	2,067,124
Occidental Petroleum Corp., 4.300%, 8/15/2039	1,250,000	1,201,312
Petroleos Mexicanos, 5.350%, 2/12/2028 (1)	3,000,000	2,915,542
Shell International Finance BV, 3.750%, 9/12/2046	1,000,000	1,143,715

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Oil & Gas (continued)
Valero Energy Corp., 4.000%, 4/1/2029	$1,000,000	$1,082,293

		13,312,608

Oil & Gas Services — 0.5%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 4.080%, 12/15/2047 (1)	2,000,000	2,083,761

Pharmaceuticals — 7.5%
AstraZeneca PLC, 3.500%, 8/17/2023	2,000,000	2,138,551
Bayer US Finance II LLC, 4.875%, 6/25/2048 (1) (5)	2,350,000	2,860,266
Bristol-Myers Squibb Co.:
1.892% (LIBOR 3 Month + 20 basis points), 11/16/2020 (5) (6)	1,000,000	1,001,066
2.000%, 8/1/2022 (1)	2,500,000	2,555,300
Cigna Corp., 2.549% (LIBOR 3 Month + 65 basis points), 9/17/2021 (6)	1,500,000	1,500,423
CVS Health Corp.:
3.250%, 8/15/2029 (1)	2,000,000	2,109,927
4.300%, 3/25/2028 (1)	2,500,000	2,802,975
Eli Lilly & Co., 3.700%, 3/1/2045	2,000,000	2,375,055
Express Scripts Holding Co., 4.800%, 7/15/2046	1,500,000	1,610,200
Mylan, Inc., 5.200%, 4/15/2048	1,500,000	1,778,299
Perrigo Finance Unlimited Co., 3.500%, 3/15/2021	2,500,000	2,544,844
Shire Acquisitions Investments Ireland DAC:
2.400%, 9/23/2021	1,000,000	1,013,581
2.875%, 9/23/2023	2,000,000	2,077,517
Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/1/2046 (1)	2,500,000	1,950,250

		28,318,254

Pipelines — 2.3%
Enable Midstream Partners LP, 4.950%, 5/15/2028	3,000,000	2,992,327
Enbridge, Inc., 2.594% (LIBOR 3 Month + 70 basis points), 6/15/2020 (6)	1,500,000	1,502,678
EQM Midstream Partners LP, 4.000%, 8/1/2024 (1)	1,500,000	1,336,875
MPLX LP, 4.800%, 2/15/2029	1,250,000	1,398,988
Sunoco Logistics Partners Operations LP, 5.300%, 4/1/2044	1,500,000	1,574,731

		8,805,599

Real Estate Investment Trusts — 2.3%
EPR Properties, 5.250%, 7/15/2023	1,000,000	1,092,610
Kimco Realty Corp., 3.300%, 2/1/2025 (1)	1,250,000	1,340,832
Mid-America Apartments LP, 3.600%, 6/1/2027	2,275,000	2,485,184
Prologis LP, 2.250%, 4/15/2030	1,500,000	1,510,135
Service Properties Trust:
4.500%, 6/15/2023	500,000	528,623
4.500%, 3/15/2025	1,500,000	1,586,618

		8,544,002

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Corporate Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Retail — 3.9%
Home Depot, Inc., 4.250%, 4/1/2046 (1)	$2,000,000	$2,520,657
L Brands, Inc., 6.950%, 3/1/2033	1,350,000	1,254,619
McDonald’s Corp., 2.750%, 12/9/2020	1,500,000	1,511,745
Starbucks Corp., 3.750%, 12/1/2047 (1)	2,000,000	2,204,427
Target Corp., 3.625%, 4/15/2046	2,500,000	2,873,976
Walmart, Inc.:
2.850%, 7/8/2024 (1)	2,000,000	2,125,226
3.700%, 6/26/2028 (1)	2,000,000	2,273,384

		14,764,034

Semiconductors — 0.9%
Broadcom, Inc., 4.750%, 4/15/2029 (1) (5)	2,000,000	2,236,661
Marvell Technology Group, Ltd., 4.875%, 6/22/2028	1,000,000	1,141,305

		3,377,966

Software — 3.3%
CA, Inc., 4.700%, 3/15/2027	2,500,000	2,751,369
Citrix Systems, Inc., 3.300%, 3/1/2030	1,000,000	992,508
Fiserv, Inc., 4.400%, 7/1/2049 (1)	2,000,000	2,403,517
Microsoft Corp.:
2.875%, 2/6/2024	500,000	527,981
3.700%, 8/8/2046 (1)	2,000,000	2,432,231
Oracle Corp., 4.000%, 11/15/2047 (1)	1,000,000	1,212,301
VMware, Inc., 3.900%, 8/21/2027 (1)	2,000,000	2,154,103

		12,474,010

Sovereign — 0.6%
Export-Import Bank of Korea, 3.000%, 11/1/2022	2,250,000	2,340,612

Telecommunications — 3.5%
AT&T, Inc.:
4.350%, 6/15/2045 (1)	1,000,000	1,128,809
4.500%, 5/15/2035 (1)	2,000,000	2,332,100
4.550%, 3/9/2049	2,000,000	2,320,371
Colombia Telecomunicaciones SA ESP, 5.375%, 9/27/2022	800,000	806,600
Motorola Solutions, Inc.:
4.600%, 2/23/2028 (1)	1,000,000	1,130,787
5.500%, 9/1/2044	1,000,000	1,186,805
Telecom Italia Capital SA, 7.200%, 7/18/2036	1,500,000	1,861,725
Verizon Communications, Inc., 4.522%, 9/15/2048	2,000,000	2,590,497

		13,357,694

Transportation — 1.5%
FedEx Corp., 4.050%, 2/15/2048 (1)	2,500,000	2,543,216
Union Pacific Corp., 3.250%, 2/5/2050 (1)	3,000,000	3,106,547

		5,649,763

Description	Shares or Principal Amount	Value
Corporate Bonds & Notes (continued)

Trucking & Leasing — 0.5%
Penske Truck Leasing Co. LP, 3.300%, 4/1/2021 (5)	$2,000,000	$2,035,664

Total Corporate Bonds & Notes (identified cost $329,480,228)		357,675,917

Municipals — 0.1%

California — 0.1%
Metropolitan Water District of Southern California, 6.947%, 7/1/2040, Call 7/1/2020	500,000	509,415

Total Municipals (identified cost $500,000)		509,415

Short-Term Investments — 28.3%

Collateral Pool Investments for Securities on Loan — 22.0%
Collateral pool allocation (3)		83,325,574

Mutual Funds — 6.3%
BMO Institutional Prime Money Market Fund — Premier Class, 1.550% (4)	23,818,743	23,821,125

Total Short-Term Investments (identified cost $107,144,615)		107,146,699

Total Investments — 122.8% (identified cost $437,124,843)		465,332,031
Other Assets and Liabilities — (22.8)%		(86,526,096)

Total Net Assets — 100.0%		$378,805,935

Core Plus Bond Fund

Description	Principal Amount	Value
Asset-Backed Securities — 1.6%

Automobiles — 0.5%
Hyundai Auto Lease Securitization Trust, Class A2, (Series 2018-B), 2.810%, 12/15/2020 (5)	$422,704	$422,934
Nissan Auto Receivables Owner Trust, Class A4, (Series 2016-B), 1.540%, 10/17/2022	4,895,895	4,897,190

		5,320,124

Credit Cards — 1.1%
Discover Card Execution Note Trust, Class A5, (Series 2018-A5), 3.320%, 3/15/2024	11,815,000	12,187,606

Total Asset-Backed Securities (identified cost $17,219,758)		17,507,730

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

February 29, 2020 (Unaudited)

Schedules of Investments

Core Plus Bond Fund (continued)

Description	Principal Amount	Value
Collateralized Mortgage Obligations — 3.9%

Federal Home Loan Mortgage Corporation — 2.4%
3.244%, 8/25/2027, (Series K068)	$6,000,000	$6,665,566
3.310%, 5/25/2023, (Series K032) (6)	19,000,000	20,167,413

		26,832,979

Federal National Mortgage Association — 1.0%
3.384%, 7/25/2028, (Series 2018-M10) (6)	10,000,000	11,316,898

Private Sponsor — 0.5%
FREMF Mortgage Trust:
Class B, (Series 2019-K91), 4.252%, 4/25/2051 (5) (6)	3,500,000	3,937,437
Class B, (Series 2019-K95), 4.053%, 8/25/2052 (5) (6)	1,500,000	1,646,375

		5,583,812

Total Collateralized Mortgage Obligations (identified cost $41,664,962)		43,733,689

Commercial Mortgage Securities — 5.0%

Private Sponsor — 5.0%
BANK:
Class A4, (Series 2018-BN12), 4.255%, 5/15/2061 (6)	7,500,000	8,808,829
Class A5, (Series 2017-BNK7), 3.435%, 9/15/2060	10,000,000	11,149,621
GS Mortgage Securities Trust, Class B, (Series 2020-GC45), 3.405%, 2/13/2053	3,500,000	3,776,100
UBS-Barclays Commercial Mortgage Trust, Class A5, (Series 2012-C4), 2.850%, 12/10/2045	9,888,381	10,216,857
Wells Fargo Commercial Mortgage Trust:
Class A4, (Series 2017-C41), 3.472%, 11/15/2050	7,000,000	7,769,429
Class B, (Series 2015-C26), 3.783%, 2/15/2048	7,000,000	7,433,611
WFRBS Commercial Mortgage Trust, Class D, (Series 2013-C16), 5.034%, 9/15/2046 (5) (6)	6,609,000	6,685,629

Total Commercial Mortgage Securities (identified cost $52,582,155)		55,840,076

Corporate Bonds & Notes — 34.2%

Agriculture — 1.4%
Altria Group, Inc., 5.950%, 2/14/2049 (1)	5,000,000	6,365,323
BAT Capital Corp., 4.540%, 8/15/2047 (1)	5,000,000	5,213,541
Bunge, Ltd. Finance Corp., 3.750%, 9/25/2027 (1)	4,000,000	4,227,229

		15,806,093

Apparel — 0.5%
Tapestry, Inc., 4.125%, 7/15/2027 (1)	5,500,000	5,805,370

Description	Principal Amount	Value

Corporate Bonds & Notes (continued)

Auto Manufacturers — 1.7%
Ford Motor Co.:
4.750%, 1/15/2043 (1)	$5,000,000	$4,308,771
5.291%, 12/8/2046 (1)	1,500,000	1,376,779
General Motors Co., 5.000%, 10/1/2028 (1)	2,000,000	2,177,391
General Motors Financial Co., Inc., 4.000%, 1/15/2025 (1)	4,000,000	4,244,209
Hyundai Capital America, 3.750%, 7/8/2021 (5)	6,500,000	6,665,646

		18,772,796

Banks — 8.5%
Banco Santander SA, 3.408% (LIBOR 3 Month + 156 basis points), 4/11/2022 (6)	4,000,000	4,088,080
Bank of America Corp., 4.183%, 11/25/2027 (1)	7,500,000	8,351,999
Barclays PLC, 5.200%, 5/12/2026	5,000,000	5,586,675
BB&T Corp., 2.464% (LIBOR 3 Month + 57 basis points), 6/15/2020 (6)	3,000,000	3,001,716
Capital One Financial Corp., 2.835% (LIBOR 3 Month + 95 basis points), 3/9/2022 (6)	1,500,000	1,513,652
Citigroup, Inc.:
2.955% (LIBOR 3 Month + 107 basis points), 12/8/2021 (6)	1,250,000	1,267,105
3.010% (LIBOR 3 Month + 143 basis points), 9/1/2023 (1) (6)	5,000,000	5,101,531
Goldman Sachs Group, Inc.:
2.904% (LIBOR 3 Month + 111 basis points), 4/26/2022 (6)	5,000,000	5,054,277
2.966% (LIBOR 3 Month + 116 basis points), 4/23/2020 (6)	8,000,000	8,004,091
4.223% (LIBOR 3 Month + 130 basis points), 5/1/2029 (1) (6)	5,000,000	5,675,484
HSBC Holdings PLC, 3.973% (LIBOR 3 Month + 161 basis points), 5/22/2030 (1) (6)	4,000,000	4,382,794
ING Groep NV, 4.100%, 10/2/2023	5,000,000	5,414,342
JPMorgan Chase & Co.:
2.831% (LIBOR 3 Month + 100 basis points), 1/15/2023 (6)	4,000,000	4,051,844
2.985% (LIBOR 3 Month + 110 basis points), 6/7/2021 (6)	5,000,000	5,049,203
3.625%, 12/1/2027 (1)	5,000,000	5,397,620
Lloyds Banking Group PLC, 2.907% (LIBOR 3 Month + 81 basis points), 11/7/2023 (6)	7,500,000	7,678,167
Morgan Stanley, 3.950%, 4/23/2027 (1)	5,000,000	5,486,699
PNC Financial Services Group, Inc., 2.200%, 11/1/2024	5,750,000	5,926,634
Toronto-Dominion Bank, 2.874% (LIBOR 3 Month + 100 basis points), 4/7/2021 (6)	4,500,000	4,547,499

		95,579,412

Beverages — 0.8%
Fomento Economico Mexicano SAB de C.V., 3.500%, 1/16/2050	3,000,000	3,167,822
PepsiCo, Inc., 2.875%, 10/15/2049 (1)	5,500,000	5,826,612

		8,994,434

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Core Plus Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Chemicals — 1.5%
Braskem Netherlands Finance BV, 4.500%, 1/31/2030 (1) (5)	$1,500,000	$1,471,050
Orbia Advance Corp SAB de C.V., 6.750%, 9/19/2042 (5)	4,400,000	5,418,886
Starfruit Finco BV, 8.000%, 10/1/2026 (1) (5)	4,500,000	4,476,263
Syngenta Finance NV, 4.892%, 4/24/2025 (5)	5,250,000	5,815,333

		17,181,532

Commercial Services — 0.4%
Refinitiv US Holdings, Inc., 8.250%, 11/15/2026 (1) (5)	4,500,000	4,962,825

Computers — 1.0%
Apple, Inc., 2.250%, 2/23/2021	1,500,000	1,510,581
Dell International LLC:
5.300%, 10/1/2029 (1) (5)	2,500,000	2,877,328
8.350%, 7/15/2046 (5)	2,000,000	2,728,808
Hewlett Packard Enterprise Co., 4.900%, 10/15/2025 (1)	2,000,000	2,274,339
Seagate HDD Cayman, 4.875%, 6/1/2027	2,000,000	2,135,082

		11,526,138

Diversified Financial Services — 2.1%
Cantor Fitzgerald LP, 4.875%, 5/1/2024 (1) (5)	5,000,000	5,472,253
GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035 (1)	1,500,000	1,716,958
Jefferies Financial Group, Inc., 6.625%, 10/23/2043	500,000	610,164
Jefferies Group LLC:
4.150%, 1/23/2030 (1)	5,000,000	5,446,725
6.500%, 1/20/2043	1,000,000	1,242,584
Legg Mason, Inc., 4.750%, 3/15/2026	1,950,000	2,271,039
Synchrony Financial, 3.950%, 12/1/2027 (1)	6,500,000	6,984,399

		23,744,122

Electric — 1.1%
Duke Energy Florida LLC, 2.500%, 12/1/2029	5,000,000	5,215,918
Sempra Energy, 2.331% (LIBOR 3 Month + 50 basis points), 1/15/2021 (6)	7,000,000	7,001,791

		12,217,709

Food — 2.3%
Albertsons Cos. LLC, 5.750%, 3/15/2025 (1)	1,375,000	1,428,852
Conagra Brands, Inc., 5.400%, 11/1/2048 (1)	5,000,000	6,330,538
General Mills, Inc., 2.383% (LIBOR 3 Month + 54 basis points), 4/16/2021 (6)	1,725,000	1,731,354
Kraft Heinz Foods Co., 4.375%, 6/1/2046 (1)	5,000,000	4,661,162
Kroger Co., 4.450%, 2/1/2047 (1)	5,000,000	5,670,391

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Food (continued)
Pilgrim’s Pride Corp., 5.750%, 3/15/2025 (1) (5)	$5,500,000	$5,619,817

		25,442,114

Healthcare-Services — 0.4%
Anthem, Inc., 2.375%, 1/15/2025 (1)	5,000,000	5,137,479

Insurance — 0.6%
Unum Group, 5.750%, 8/15/2042 (1)	5,930,000	7,138,594

Internet — 1.0%
eBay, Inc.:
2.640% (LIBOR 3 Month + 87 basis points), 1/30/2023 (6)	7,500,000	7,572,928
4.000%, 7/15/2042 (1)	3,500,000	3,527,684

		11,100,612

Lodging — 0.2%
Wyndham Destinations Inc., 5.400%, 4/1/2024	2,250,000	2,419,684

Machinery-Construction & Mining — 0.5%
Caterpillar Financial Services Corp., 2.850%, 5/17/2024 (1)	5,000,000	5,253,340

Media — 1.2%
Charter Communications Operating LLC, 5.375%, 5/1/2047	6,500,000	7,447,828
Discovery Communications LLC, 5.300%, 5/15/2049	5,000,000	6,061,465

		13,509,293

Mining — 0.6%
Glencore Funding LLC:
4.000%, 3/27/2027 (1) (5)	5,000,000	5,413,829
4.625%, 4/29/2024 (1) (5)	1,000,000	1,082,163

		6,495,992

Oil & Gas — 2.2%
Diamond Offshore Drilling, Inc., 3.450%, 11/1/2023 (1)	5,000,000	3,544,525
EQT Corp., 3.900%, 10/1/2027 (1)	1,900,000	1,225,500
Exxon Mobil Corp., 3.095%, 8/16/2049 (1)	6,000,000	6,201,373
Gulfport Energy Corp., 6.000%, 10/15/2024 (1)	5,500,000	1,842,500
Occidental Petroleum Corp., 4.400%, 8/15/2049 (1)	2,250,000	2,142,329
Petroleos Mexicanos, 5.350%, 2/12/2028 (1)	5,000,000	4,859,238
Valaris PLC, 5.750%, 10/1/2044 (1)	1,668,000	515,520
W&T Offshore, Inc., 9.750%, 11/1/2023 (5)	5,500,000	4,894,945

		25,225,930

Pharmaceuticals — 1.6%
Bayer US Finance II LLC, 4.250%, 12/15/2025 (5)	5,000,000	5,601,649
Bristol-Myers Squibb Co., 2.000%, 8/1/2022 (1)	2,500,000	2,555,300
Mylan, Inc., 5.200%, 4/15/2048 (1)	5,000,000	5,927,661

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

February 29, 2020 (Unaudited)

Schedules of Investments

Core Plus Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/1/2046 (1)	$5,000,000	$3,900,500

		17,985,110

Pipelines — 0.6%
Energy Transfer Operating LP, 5.150%, 3/15/2045 (1)	4,000,000	4,182,520
Sunoco Logistics Partners Operations LP, 5.300%, 4/1/2044 (1)	2,000,000	2,099,642

		6,282,162

Real Estate Investment Trusts — 1.0%
EPR Properties, 5.250%, 7/15/2023	910,000	994,275
Service Properties Trust, 4.500%, 3/15/2025	2,500,000	2,644,363
Simon Property Group LP, 3.250%, 9/13/2049 (1)	5,000,000	5,241,589
Welltower, Inc., 4.500%, 1/15/2024	2,500,000	2,746,233

		11,626,460

Retail — 0.1%
L Brands, Inc., 6.950%, 3/1/2033 (1)	1,500,000	1,394,021

Semiconductors — 1.0%
Broadcom, Inc., 3.625%, 10/15/2024 (5)	5,000,000	5,263,092
Marvell Technology Group, Ltd., 4.875%, 6/22/2028 (1)	5,000,000	5,706,525

		10,969,617

Software — 0.6%
CA, Inc., 4.700%, 3/15/2027	4,000,000	4,402,190
Oracle Corp., 2.400%, 9/15/2023 (1)	2,000,000	2,065,339

		6,467,529

Telecommunications — 1.3%
CenturyLink, Inc., 7.600%, 9/15/2039 (1)	4,000,000	4,322,900
Motorola Solutions, Inc., 5.500%, 9/1/2044 (1)	3,000,000	3,560,416
Telecom Italia SpA, 5.303%, 5/30/2024 (1) (5)	6,000,000	6,419,940

		14,303,256

Total Corporate Bonds & Notes (identified cost $362,020,318)		385,341,624

Municipals — 0.0%

California — 0.0%
Metropolitan Water District of Southern California, 6.947%, 7/1/2040, Call 7/1/2020	300,000	305,649

Total Municipals (identified cost $300,000)		305,649

Description	Principal Amount	Value
U.S. Government & U.S. Government Agency Obligations — 25.8%

U.S. Treasury Bonds & Notes — 25.8%
0.375%, 7/15/2023	$16,563,900	$17,029,610
1.500%, 10/31/2024 (1)	40,000,000	41,066,406
2.000%, 2/15/2025	25,000,000	26,298,340
2.000%, 8/15/2025	25,000,000	26,376,465
2.000%, 2/15/2050	9,830,000	10,604,880
2.250%, 8/15/2049 (1)	10,000,000	11,357,422
2.375%, 3/15/2021	20,000,000	20,266,797
2.375%, 5/15/2029	5,000,000	5,549,902
2.500%, 5/15/2024	5,000,000	5,327,832
2.625%, 2/28/2023 (1)	31,000,000	32,598,438
2.750%, 6/30/2025 (1)	40,000,000	43,722,656
2.875%, 5/15/2049	20,150,000	25,807,349
3.000%, 8/15/2048	10,000,000	13,025,195
3.000%, 2/15/2049	5,000,000	6,540,234
3.375%, 11/15/2048	4,000,000	5,569,766

Total U.S. Government & U.S. Government Agency Obligations (identified cost $268,114,356)		291,141,292

U.S. Government Agency-Mortgage Securities — 27.2%

Federal Home Loan Mortgage Corporation — 6.1%
3.000%, 11/1/2042	972,946	1,019,374
3.000%, 4/1/2043	1,150,564	1,216,842
3.000%, 4/1/2043	1,811,919	1,902,034
3.000%, 5/1/2043	2,002,805	2,097,155
3.000%, 7/1/2043	7,893,897	8,265,768
3.000%, 9/1/2043	8,003,605	8,380,656
3.000%, 4/1/2045	7,037,103	7,357,480
3.000%, 5/1/2045	3,870,256	4,052,420
3.500%, 12/1/2040	685,708	739,061
3.500%, 12/1/2041	567,286	612,252
3.500%, 3/1/2042	207,832	224,306
3.500%, 12/1/2042	530,915	566,024
3.500%, 11/1/2043	4,971,773	5,282,296
3.500%, 1/1/2044	5,136,446	5,454,082
3.500%, 2/1/2044	5,402,659	5,732,680
3.500%, 11/1/2044	3,753,340	3,971,133
4.000%, 4/1/2026	235,459	247,952
4.000%, 12/1/2039	416,427	452,586
4.000%, 12/1/2040	177,624	192,935
4.000%, 12/1/2040	2,244,797	2,437,636
4.000%, 3/1/2041	176,381	191,495
4.000%, 4/1/2041	4,687,255	5,094,036
4.000%, 8/1/2041	114,432	124,298
4.000%, 11/1/2041	468,283	508,429
4.500%, 9/1/2031	195,873	213,566
4.500%, 3/1/2039	85,624	94,321
4.500%, 5/1/2039	338,956	374,140
4.500%, 2/1/2040	89,649	98,912
4.500%, 2/1/2041	709,310	783,017
5.000%, 12/1/2035	46,716	52,965
5.000%, 1/1/2038	25,109	28,353
5.000%, 3/1/2038	78,746	89,174
5.000%, 3/1/2038	24,564	27,873
5.000%, 2/1/2039	144,312	156,072
5.000%, 1/1/2040	123,607	139,062
6.000%, 6/1/2037	43,060	50,359
6.000%, 1/1/2038	47,051	53,596

		68,284,340

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Core Plus Bond Fund (continued)

Description	Principal Amount	Value
U.S. Government Agency-Mortgage Securities (continued)

Federal National Mortgage Association — 21.0%
3.000%, 3/1/2043	$2,385,597	$2,503,084
3.000%, 7/1/2043	5,231,083	5,474,977
3.000%, 7/1/2043	10,296,900	10,808,712
3.000%, 9/1/2044	6,461,641	6,762,034
3.000%, 1/1/2045	6,964,282	7,288,272
3.000%, 2/1/2045	10,017,531	10,484,176
3.000%, 6/1/2045	5,675,511	5,939,896
3.000%, 3/1/2046	11,727,361	12,272,339
3.000%, 7/1/2046	13,929,971	14,564,690
3.000%, 4/1/2049	24,537,461	25,298,398
3.000%, 9/1/2049	24,101,986	24,849,419
3.000%, 9/1/2049	24,078,054	24,824,745
3.000%, 11/1/2049	4,922,171	5,074,813
3.500%, 7/1/2032	291,529	307,909
3.500%, 5/1/2042	879,831	936,446
3.500%, 10/1/2042	604,672	652,106
3.500%, 10/1/2042	645,486	687,048
3.500%, 10/1/2042	822,232	876,184
3.500%, 11/1/2042	404,748	430,807
3.500%, 12/1/2042	822,237	875,153
3.500%, 12/1/2047	4,132,519	4,353,876
3.500%, 3/1/2049	24,103,201	25,172,620
3.500%, 4/1/2049	11,844,962	12,371,407
3.500%, 6/1/2049	20,635,203	21,427,720
4.000%, 11/1/2040	236,261	256,679
4.000%, 1/1/2041	319,059	345,612
4.000%, 2/1/2041	1,761,944	1,914,640
4.000%, 2/1/2041	356,682	387,598
4.000%, 3/1/2041	149,736	163,729
4.000%, 11/1/2041	275,374	299,190
4.000%, 9/1/2048	6,342,468	6,700,223
4.500%, 6/1/2039	516,181	569,378
4.500%, 8/1/2041	331,065	366,207
5.000%, 7/1/2022	54,833	58,018
5.000%, 3/1/2035	168,827	189,312
5.000%, 5/1/2042	384,576	425,568
5.500%, 2/1/2034	29,144	33,359
5.500%, 7/1/2036	156,290	179,144
5.500%, 8/1/2037	288,894	331,589
5.500%, 6/1/2038	40,239	46,342
6.000%, 12/1/2038	14,112	16,031
6.000%, 5/1/2039	124,102	146,010
6.500%, 10/1/2037	28,766	34,007
6.500%, 11/1/2037	15,618	18,024

		236,717,491

Government National Mortgage Association — 0.1%
4.000%, 10/15/2040	310,580	333,504
4.000%, 12/15/2040	396,365	425,618
4.000%, 4/15/2041	359,833	386,563
5.500%, 8/20/2038	56,416	61,044
5.500%, 2/15/2039	37,781	42,502
6.000%, 12/15/2038	45,420	51,877
6.000%, 1/15/2039	19,950	22,864

		1,323,972

Total U.S. Government Agency-Mortgage Securities (identified cost $295,570,708)		306,325,803

Description	Shares or Principal Amount	Value
Short-Term Investments — 14.4%

Collateral Pool Investments for Securities on Loan — 12.6%
Collateral pool allocation (3)		$142,554,344

Mutual Funds — 1.8%
BMO Institutional Prime Money Market Fund — Premier Class, 1.550% (4)	$19,958,089	19,960,085

Total Short-Term Investments (identified cost $162,512,929)		162,514,429

Total Investments — 112.1% (identified cost $1,199,985,186)		1,262,710,292
Other Assets and Liabilities — (12.1)%		(136,482,502)

Total Net Assets — 100.0%		$1,126,227,790

High Yield Bond Fund

Description	Principal Amount	Value
Corporate Bonds & Notes — 95.5%

Aerospace/Defense — 1.1%
TransDigm, Inc., 6.500%, 7/15/2024	$115,000	$117,827

Auto Manufacturers — 0.5%
Allison Transmission, Inc., 4.750%, 10/1/2027 (5)	50,000	51,392

Auto Parts & Equipment — 2.4%
American Axle & Manufacturing, Inc., 6.625%, 10/15/2022	64,000	64,460
Meritor, Inc., 6.250%, 2/15/2024	75,000	77,011
Panther BF Aggregator 2 LP, 8.500%, 5/15/2027 (5)	50,000	50,908
Tenneco, Inc., 5.000%, 7/15/2026	75,000	64,689

		257,068

Banks — 1.0%
CIT Group, Inc., 5.000%, 8/15/2022	103,000	107,945

Building Materials — 2.5%
Builders FirstSource, Inc., 6.750%, 6/1/2027 (1) (5)	75,000	81,026
Standard Industries, Inc., 6.000%, 10/15/2025 (5)	75,000	78,562
U.S. Concrete, Inc., 6.375%, 6/1/2024	100,000	101,968

		261,556

Chemicals — 2.6%
CF Industries, Inc., 4.950%, 6/1/2043	25,000	26,585
Olin Corp.:
5.000%, 2/1/2030	50,000	48,782
5.125%, 9/15/2027	50,000	50,501
Starfruit Finco BV, 8.000%, 10/1/2026 (1) (5)	150,000	149,209

		275,077

Commercial Services — 3.9%
Avis Budget Car Rental LLC, 5.250%, 3/15/2025 (5)	50,000	50,589
Nielsen Finance LLC, 5.000%, 4/15/2022 (5)	50,000	49,926

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

February 29, 2020 (Unaudited)

Schedules of Investments

High Yield Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Commercial Services (continued)
Prime Security Services Borrower LLC, 6.250%, 1/15/2028 (5)	$50,000	$48,300
Refinitiv US Holdings, Inc., 8.250%, 11/15/2026 (5)	100,000	110,285
United Rentals North America, Inc., 3.875%, 11/15/2027	50,000	50,530
WW International, Inc., 8.625%, 12/1/2025 (1) (5)	100,000	104,541

		414,171

Computers — 0.7%
Seagate HDD Cayman:
4.750%, 1/1/2025	25,000	26,450
4.875%, 6/1/2027 (1)	50,000	53,377

		79,827

Cosmetics/Personal Care — 0.4%
Revlon Consumer Products Corp., 6.250%, 8/1/2024	100,000	39,292

Diversified Financial Services — 1.5%
Cantor Fitzgerald LP, 4.875%, 5/1/2024 (5)	50,000	54,723
Park Aerospace Holdings, Ltd., 4.500%, 3/15/2023 (5)	25,000	26,161
Springleaf Finance Corp., 5.375%, 11/15/2029	75,000	76,736

		157,620

Electric — 1.9%
Drax Finco PLC, 6.625%, 11/1/2025 (5)	100,000	104,613
Vistra Operations Co. LLC, 5.000%, 7/31/2027 (5)	100,000	101,185

		205,798

Entertainment — 0.7%
Scientific Games International, Inc., 5.000%, 10/15/2025 (5)	75,000	75,375

Food — 2.9%
Albertsons Cos. LLC, 5.750%, 3/15/2025 (1)	100,000	103,916
JBS USA LUX SA, 5.500%, 1/15/2030 (5)	75,000	78,928
Minerva Luxembourg SA, 6.500%, 9/20/2026 (5)	75,000	77,435
Post Holdings, Inc., 5.000%, 8/15/2026 (5)	50,000	51,078

		311,357

Forest Products & Paper — 1.2%
Mercer International, Inc., 6.500%, 2/1/2024	125,000	128,333

Healthcare-Products — 1.5%
Hill-Rom Holdings, Inc., 4.375%, 9/15/2027 (5)	100,000	103,795
Hologic, Inc., 4.625%, 2/1/2028 (5)	50,000	52,267

		156,062

Healthcare-Services — 7.0%
Catalent Pharma Solutions, Inc., 4.875%, 1/15/2026 (5)	100,000	102,785

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Healthcare-Services (continued)
Centene Corp.:
4.250%, 12/15/2027 (1) (5)	$50,000	$51,533
6.125%, 2/15/2024	75,000	77,340
Charles River Laboratories International, Inc., 4.250%, 5/1/2028 (5)	100,000	102,060
Encompass Health Corp., 5.750%, 11/1/2024	48,000	48,524
HCA, Inc.:
5.375%, 9/1/2026	50,000	55,536
5.875%, 5/1/2023	90,000	98,513
LifePoint Health, Inc., 4.375%, 2/15/2027 (5)	50,000	49,485
Select Medical Corp., 6.250%, 8/15/2026 (5)	50,000	53,404
Tenet Healthcare Corp.:
5.125%, 11/1/2027 (5)	25,000	26,000
8.125%, 4/1/2022	75,000	81,392

		746,572

Home Builders — 4.0%
Beazer Homes USA, Inc., 5.875%, 10/15/2027 (1)	75,000	76,127
Taylor Morrison Communities, Inc., 5.875%, 1/31/2025 (5)	188,000	193,288
Toll Brothers Finance Corp., 3.800%, 11/1/2029	100,000	101,253
TRI Pointe Group, Inc., 5.875%, 6/15/2024	51,000	55,420

		426,088

Home Furnishings — 1.2%
Tempur Sealy International, Inc., 5.625%, 10/15/2023 (1)	125,000	127,577

Internet — 0.5%
Netflix, Inc., 4.875%, 4/15/2028 (1)	50,000	52,762

Investment Companies — 2.5%
Goldman Sachs BDC, Inc., 3.750%, 2/10/2025	75,000	77,817
Icahn Enterprises LP:
4.750%, 9/15/2024 (5)	50,000	51,063
6.250%, 5/15/2026	50,000	51,349
Owl Rock Capital Corp., 5.250%, 4/15/2024	75,000	81,776

		262,005

Iron/Steel — 0.6%
United States Steel Corp., 6.875%, 8/15/2025 (1)	75,000	65,094

Lodging — 2.3%
Boyd Gaming Corp., 6.000%, 8/15/2026	50,000	51,502
Hilton Domestic Operating Co., Inc., 5.125%, 5/1/2026	50,000	51,472
Marriott Ownership Resorts, Inc., 4.750%, 1/15/2028 (5)	50,000	50,142
Station Casinos LLC, 4.500%, 2/15/2028 (5)	50,000	47,637
Wynn Las Vegas LLC, 5.250%, 5/15/2027 (5)	50,000	48,563

		249,316

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

High Yield Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Media — 10.8%
Altice Financing SA, 5.000%, 1/15/2028 (1) (5)	$200,000	$194,480
Altice Finco SA, 7.625%, 2/15/2025 (5)	200,000	208,833
AMC Networks, Inc., 5.000%, 4/1/2024 (1)	100,000	100,750
CCO Holdings LLC, 5.500%, 5/1/2026 (5)	200,000	207,984
Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/2027 (1) (5)	100,000	80,850
Gray Television, Inc., 5.875%, 7/15/2026 (1) (5)	75,000	77,273
Sinclair Television Group, Inc., 5.125%, 2/15/2027 (5)	75,000	74,066
Sirius XM Radio, Inc.:
5.000%, 8/1/2027 (5)	25,000	26,112
5.375%, 7/15/2026 (5)	100,000	103,733
TEGNA, Inc., 5.000%, 9/15/2029 (1) (5)	75,000	74,156

		1,148,237

Mining — 3.0%
Alcoa Nederland Holding BV, 6.125%, 5/15/2028 (5)	25,000	25,704
Freeport-McMoRan, Inc.:
3.550%, 3/1/2022	100,000	101,068
4.125%, 3/1/2028	50,000	47,442
Hudbay Minerals, Inc., 7.250%, 1/15/2023 (1) (5)	75,000	75,594
Novelis Corp., 4.750%, 1/30/2030 (5)	75,000	74,109

		323,917

Oil & Gas — 6.8%
Aker BP ASA, 3.750%, 1/15/2030 (5)	150,000	153,008
Chesapeake Energy Corp., 11.500%, 1/1/2025 (5)	52,000	29,770
Diamondback Energy, Inc., 3.250%, 12/1/2026 (1)	100,000	101,676
EQT Corp., 6.125%, 2/1/2025	75,000	57,218
Gulfport Energy Corp., 6.000%, 10/15/2024 (1)	100,000	33,500
Noble Holding International, Ltd., 7.750%, 1/15/2024	75,000	30,531
Oasis Petroleum, Inc., 6.875%, 3/15/2022	50,000	39,375
PBF Holding Co. LLC, 7.250%, 6/15/2025	100,000	102,958
QEP Resources, Inc., 5.250%, 5/1/2023	75,000	66,112
Transocean, Inc., 7.250%, 11/1/2025 (5)	75,000	62,249
W&T Offshore, Inc., 9.750%, 11/1/2023 (5)	50,000	44,500

		720,897

Oil & Gas Services — 2.1%
Archrock Partners LP:
6.250%, 4/1/2028 (5)	50,000	48,255
6.875%, 4/1/2027 (5)	50,000	50,900
Nine Energy Service, Inc., 8.750%, 11/1/2023 (5)	100,000	79,825

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Oil & Gas Services (continued)
SESI LLC, 7.750%, 9/15/2024	$100,000	$48,542

		227,522

Packaging & Containers — 1.2%
Mauser Packaging Solutions Holding Co., 5.500%, 4/15/2024 (5)	50,000	49,922
Owens-Brockway Glass Container, Inc., 5.375%, 1/15/2025 (5)	75,000	78,915

		128,837

Pharmaceuticals — 3.3%
Bausch Health Cos., Inc.:
5.000%, 1/30/2028 (1) (5)	125,000	123,906
5.500%, 3/1/2023 (1) (5)	62,000	62,103
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 10.000%, 4/15/2025 (5)	52,000	42,380
Par Pharmaceutical, Inc., 7.500%, 4/1/2027 (5)	25,000	26,463
Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 7/21/2023 (1)	100,000	93,292

		348,144

Pipelines — 4.5%
Antero Midstream Partners LP, 5.375%, 9/15/2024	100,000	76,250
Buckeye Partners LP, 4.125%, 3/1/2025 (5)	50,000	50,130
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/2027	50,000	55,851
Cheniere Energy Partners LP, 5.625%, 10/1/2026	100,000	100,687
Enable Midstream Partners LP, 4.400%, 3/15/2027 (1)	125,000	124,949
Genesis Energy LP, 6.000%, 5/15/2023	75,000	71,469

		479,336

Real Estate Investment Trusts — 6.5%
Diversified Healthcare Trust, 4.750%, 2/15/2028	75,000	78,663
ESH Hospitality, Inc., 5.250% 5.250% — 01 May 2025, 5/1/2025 (5)	100,000	100,792
Iron Mountain, Inc., 4.875%, 9/15/2027 (5)	100,000	101,482
iStar, Inc., 4.250%, 8/1/2025	125,000	123,725
MPT Operating Partnership LP, 4.625%, 8/1/2029 (1)	100,000	105,437
Service Properties Trust, 4.500%, 3/15/2025	100,000	105,775
Starwood Property Trust, Inc., 3.625%, 2/1/2021	75,000	74,561

		690,435

Retail — 6.0%
Asbury Automotive Group, Inc., 4.500%, 3/1/2028 (1) (5)	100,000	100,450
Beacon Roofing Supply, Inc., 4.875%, 11/1/2025 (1) (5)	50,000	48,339
New Red Finance, Inc., 5.000%, 10/15/2025 (5)	100,000	100,969
Party City Holdings, Inc., 6.625%, 8/1/2026 (5)	100,000	59,000
Penske Automotive Group, Inc., 5.375%, 12/1/2024 (1)	100,000	102,666
QVC, Inc., 4.750%, 2/15/2027 (1)	100,000	98,783

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

February 29, 2020 (Unaudited)

Schedules of Investments

High Yield Bond Fund (continued)

Description	Shares or Principal Amount	Value
Corporate Bonds & Notes (continued)

Retail (continued)
Staples, Inc., 10.750%, 4/15/2027 (1) (5)	$75,000	$71,929
Yum! Brands, Inc., 4.750%, 1/15/2030 (5)	50,000	51,973

		634,109

Software — 0.7%
Rackspace Hosting, Inc., 8.625%, 11/15/2024 (1) (5)	75,000	72,000

Telecommunications — 6.0%
Altice France SA, 7.375%, 5/1/2026 (1) (5)	100,000	105,055
CenturyLink, Inc., 5.800%, 3/15/2022	50,000	52,234
Cincinnati Bell, Inc., 7.000%, 7/15/2024 (1) (5)	100,000	105,374
CommScope, Inc., 5.500%, 6/15/2024 (5)	108,000	102,880
Sprint Communications, Inc., 6.000%, 11/15/2022	75,000	80,579
Sprint Corp.:
7.125%, 6/15/2024	50,000	56,833
7.625%, 3/1/2026	50,000	59,078
Telecom Italia Capital SA, 6.000%, 9/30/2034	25,000	28,183
T-Mobile USA, Inc., 4.500%, 2/1/2026	50,000	50,765

		640,981

Toys/Games/Hobbies — 1.0%
Mattel, Inc., 5.875%, 12/15/2027 (1) (5)	100,000	104,685

Transportation — 0.7%
Cargo Aircraft Management, Inc., 4.750%, 2/1/2028 (5)	75,000	74,531

Total Corporate Bonds & Notes (identified cost $10,464,146)		10,161,745

Short-Term Investments — 28.4%

Collateral Pool Investments for Securities on Loan — 25.1%
Collateral pool allocation (3)		2,670,259

Mutual Funds — 3.3%
BMO Institutional Prime Money Market Fund — Premier Class, 1.550% (4)	357,672	357,708

Total Short-Term Investments (identified cost $3,027,920)		3,027,967

Total Investments — 123.9% (identified cost $13,492,066)		13,189,712
Other Assets and Liabilities — (23.9)%		(2,542,435)

Total Net Assets — 100.0%		$10,647,277

Government Money Market Fund

Description	Shares or Principal Amount	Value
Mutual Funds — 4.1%
Goldman Sachs Money Market Fund, 1.460%	5,673,679	$5,673,679
State Street Institutional U.S. Government Money Market Fund — Premier Class — Premier Class, 1.528%	120,368,765	120,368,765

Total Mutual Funds		126,042,444

Repurchase Agreements — 45.7%
Agreement with Fixed Income Clearing Corp., 0.800%, dated 2/28/2020, to be repurchased at $8,087,748 on 3/2/2020, collateralized by U.S. Government treasury Obligations with various maturities to 4/15/2020, with a fair value of $8,252,228	$8,317,875	8,317,875
Agreement with Fixed Income Clearing Corp., 1.590%, dated 2/28/2020 to be repurchased at $175,675 on 3/2/2020, collateralized by a U.S. Government Treasury Obligation with a maturity of 11/15/2020, with a fair value of $183,013	580,000,000	580,000,000
Agreement with Goldman Sachs Group, Inc., 1.580%, dated 2/27/2020, to be repurchased at $50,008,778 on 3/2/2020, collateralized by U.S. Government Agency Obligations with various maturities to 1/15/2054, with a fair value of $51,000,000	50,000,000	50,000,000
Agreement with Goldman Sachs Group, Inc., 1.580%, dated 2/27/2020, to be repurchased at $500,153,611 on 3/5/2020, collateralized by U.S. Government Agency Obligations with various maturities to 1/15/2055, with a fair value of $510,000,000	500,000,000	500,000,000
Agreement with Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.610%, dated 2/27/2020 to be repurchased at $15,002,683 on 3/2/2020, collateralized By U.S. Government Agency Obligations with various maturities to 12/28/2037, with a fair value of $15,302,357	110,000,000	110,000,000

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Government Money Market Fund (continued)

Description	Principal Amount	Value
Repurchase Agreements (continued)
Agreement with TD Securities (USA) LLC, 1.600%, dated 2/27/2020 to be repurchased at $25,007,778 on 3/5/2020, collateralized by U.S. Government Agency Obligation with a maturity of 3/1/2049, with a fair value of $25,507,934	$140,000,000	$140,000,000

Total Repurchase Agreements		1,388,317,875

U.S. Government & U.S. Government Agency Obligations — 48.9%

Federal Farm Credit Bank — 13.0%
1.541% (LIBOR 1 Month — 4 basis points) 5/1/2020 (6)	25,000,000	25,000,328
1.567% (LIBOR 1 Month — 6 basis points) 3/25/2020 (6)	25,000,000	25,000,343
1.591% (LIBOR 1 Month + 1 basis points) 7/30/2020 (6)	20,000,000	19,999,858
1.650% (LIBOR 1 Month) 4/14/2020 (6)	15,000,000	15,000,000
1.656% (LIBOR 1 Month + 8 basis points) 2/1/2021 (6)	20,000,000	20,000,000
1.659% (LIBOR 1 Month) 3/17/2021 (6)	15,000,000	14,999,009
1.660% 11/19/2020	14,500,000	14,500,000
1.660% (SOFR + 8 basis points) 11/27/2020 (6)	7,000,000	7,000,000
1.660% (SOFR + 8 basis points) 1/14/2021 (6)	7,000,000	7,000,000
1.663% (LIBOR 1 Month + 1 basis points) 1/12/2021 (6)	7,000,000	6,997,337
1.665% (U.S. Federal Funds Effective Rate (continuous series) + 9 basis points) 3/10/2021 (6)	15,000,000	14,999,234
1.673% (LIBOR 1 Month + 2 basis points) 3/17/2021 (6)	12,125,000	12,115,764
1.675% (LIBOR 1 Month + 1 basis points) 12/11/2020 (6)	4,150,000	4,147,477
1.686% (LIBOR 1 Month + 11 basis points) 11/2/2021 (6)	10,000,000	10,000,000
1.691% (LIBOR 1 Month + 2 basis points) 9/9/2020 (6)	23,500,000	23,495,894
1.693% (LIBOR 1 Month + 4 basis points) 9/18/2020 (6)	10,000,000	10,004,436
1.700% (FCPR DLY — 305 basis points) 12/11/2020 (6)	15,000,000	14,998,829
1.700% (SOFR + 12 basis points) 3/18/2021 (6)	10,000,000	10,001,528

Description	Principal Amount	Value

U.S. Government & U.S. Government Agency Obligations (continued)

Federal Farm Credit Bank (continued)
1.705% (U.S. Federal Funds Effective Rate (continuous series) + 13 basis points) 9/4/2020 (6)	$25,000,000	$25,006,336
1.707% (LIBOR 1 Month + 8 basis points) 8/25/2021 (6)	12,000,000	12,000,000
1.733% (LIBOR 1 Month + 8 basis points) 8/13/2021 (6)	20,000,000	20,000,000
1.741% (LIBOR 1 Month + 16 basis points) 7/1/2021 (6)	14,000,000	14,000,000
1.750% (FCPR DLY — 300 basis points) 3/22/2021 (6)	10,000,000	9,998,933
1.771% (LIBOR 1 Month + 10 basis points) 9/9/2021 (6)	4,000,000	4,000,000
1.790% (FCPR DLY — 296 basis points) 7/9/2020 (6)	10,000,000	9,999,287
1.820% (FCPR DLY — 293 basis points) 9/24/2020 (6)	20,000,000	20,017,964
1.840% (FCPR DLY — 291 basis points) 1/25/2021 (6)	24,000,000	24,032,162

		394,314,719

Federal Home Loan Bank — 26.4%
0.000% 3/16/2020 (8)	14,500,000	14,490,515
0.000% 3/18/2020 (8)	11,558,000	11,549,486
0.000% 3/20/2020 (8)	15,000,000	14,987,452
0.000% 4/8/2020 (8)	18,000,000	17,970,455
0.000% 4/24/2020 (8)	21,500,000	21,449,529
0.000% 4/29/2020 (8)	18,000,000	17,953,833
0.000% 5/1/2020 (8)	14,300,000	14,261,885
0.000% 5/1/2020 (8)	12,500,000	12,467,064
0.000% 5/20/2020 (8)	10,000,000	9,965,133
0.000% 6/2/2020 (8)	10,000,000	9,958,667
0.000% 6/15/2020 (8)	16,600,000	16,523,995
1.000% (SOFR + 12 basis points) 9/4/2020	25,000,000	25,000,000
1.000% (SOFR + 3 basis points) 2/28/2022	15,000,000	15,000,000
1.593% (LIBOR 1 Month — 2 basis points) 4/27/2021 (6)	15,000,000	15,000,244
1.596% (LIBOR 3 Month — 24 basis points) 7/17/2020 (6)	19,000,000	19,000,000
1.600% (SOFR + 2 basis points) 6/5/2020 (6)	6,000,000	6,000,000
1.600% (SOFR + 2 basis points) 8/28/2020 (6)	15,000,000	15,000,000
1.605% (SOFR + 3 basis points) 4/22/2020 (6)	8,300,000	8,300,000
1.610% (SOFR + 3 basis points) 3/27/2020 (6)	15,000,000	15,000,000
1.610% (SOFR + 3 basis points) 7/17/2020 (6)	11,000,000	11,000,000
1.610% (SOFR + 3 basis points) 11/6/2020 (6)	12,000,000	12,000,000
1.615% (SOFR + 4 basis points) 5/8/2020 (6)	20,000,000	20,000,000
1.615% (SOFR + 4 basis points) 6/19/2020 (6)	17,000,000	17,000,000
1.615% (SOFR + 4 basis points) 2/25/2021 (6)	15,000,000	15,000,000
1.620% (SOFR + 4 basis points) 8/25/2020 (6)	15,500,000	15,500,000
1.620% (SOFR + 4 basis points) 2/9/2021 (6)	12,000,000	12,000,000

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

February 29, 2020 (Unaudited)

Schedules of Investments

Government Money Market Fund (continued)

Description	Principal Amount	Value
U.S. Government & U.S. Government Agency Obligations (continued)

Federal Home Loan Bank (continued)
1.622% (LIBOR 1 Month — 3 basis points) 4/20/2020 (6)	$10,750,000	$10,749,863
1.625% (SOFR + 5 basis points) 9/28/2020 (6)	29,000,000	28,995,612
1.628% (LIBOR 1 Month — 3 basis points) 8/12/2020 (6)	3,500,000	3,498,003
1.629% (LIBOR 1 Month) 10/23/2020 (6)	14,750,000	14,750,000
1.630% (SOFR + 5 basis points) 1/22/2021 (6)	5,700,000	5,700,000
1.635% (SOFR + 6 basis points) 5/14/2021 (6)	16,350,000	16,350,000
1.640% (SOFR + 6 basis points) 5/6/2020 (6)	12,250,000	12,250,000
1.641% (LIBOR 3 Month — 17 basis points) 1/22/2021 (6)	12,500,000	12,500,000
1.645% (SOFR + 7 basis points) 3/27/2020 (6)	14,000,000	14,000,000
1.652% (LIBOR 1 Month — 1 basis points) 4/5/2021 (6)	15,000,000	15,000,000
1.655% (SOFR + 8 basis points) 7/24/2020 (6)	10,000,000	10,000,000
1.655% (SOFR + 8 basis points) 7/8/2021 (6)	18,000,000	18,000,000
1.655% (SOFR + 8 basis points) 7/23/2021 (6)	10,000,000	10,000,000
1.660% (SOFR + 8 basis points) 5/11/2020 (6)	16,450,000	16,450,000
1.678% (LIBOR 1 Month + 2 basis points) 3/19/2021 (6)	20,000,000	20,000,000
1.680% (SOFR + 10 basis points) 7/29/2020 (6)	33,000,000	32,999,581
1.680% (SOFR + 10 basis points) 12/23/2020 (6)	12,000,000	12,000,000
1.680% (SOFR + 10 basis points) 2/22/2021 (6)	16,000,000	16,000,000
1.685% (SOFR + 11 basis points) 10/1/2020 (6)	13,000,000	13,000,000
1.695% (SOFR + 12 basis points) 3/12/2021 (6)	11,000,000	11,000,000
1.697% (LIBOR 1 Month + 5 basis points) 5/20/2021 (6)	20,000,000	20,000,000
1.700% (SOFR + 12 basis points) 10/7/2020 (6)	12,000,000	12,000,000
1.702% (LIBOR 3 Month — 17 basis points) 1/8/2021 (6)	15,000,000	15,000,000
1.710% (SOFR + 13 basis points) 10/16/2020 (6)	21,000,000	21,000,000
1.750% (SOFR + 17 basis points) 4/9/2021 (6)	10,000,000	10,000,000
1.764% (LIBOR 3 Month — 14 basis points) 12/18/2020 (6)	15,000,000	15,000,565
1.940% 6/16/2020	10,150,000	10,151,388
1.950% 6/17/2020	15,000,000	15,000,000
2.375% 3/30/2020	8,885,000	8,890,331

		802,663,601

Federal Home Loan Mortgage Corporation — 4.5%
0.000% 4/17/2020 (8)	15,000,000	14,969,254
1.585% (SOFR + 1 basis points) 5/13/2020 (6)	20,000,000	20,000,000

Description	Principal Amount	Value
U.S. Government & U.S. Government Agency Obligations (continued)

Federal Home Loan Mortgage Corporation (continued)
1.600% (SOFR + 2 basis points) 3/3/2020 (6)	$15,000,000	$15,000,000
1.605% (SOFR + 3 basis points) 5/22/2020 (6)	20,000,000	20,000,000
1.610% (SOFR + 3 basis points) 6/4/2020 (6)	15,000,000	15,000,000
1.610% (SOFR + 3 basis points) 6/17/2020 (6)	18,000,000	18,000,000
1.610% (SOFR + 3 basis points) 8/21/2020 (6)	15,000,000	15,000,000
1.620% (SOFR + 4 basis points) 9/10/2020 (6)	20,000,000	20,000,000

		137,969,254

Federal National Mortgage Association — 0.3%
Federal National Mortgage Association, 1.655%, (SOFR + 8 basis points), 10/30/2020	9,000,000	9,000,000

Sovereign — 4.7%
1.720% (3-Month T-Bill Index) 1/20/2027 (6)	15,000,000	15,000,000
1.720% (3-Month T-Bill Index) 1/20/2035 (6)	13,000,000	13,000,000
1.720% (3-Month T-Bill Index) 4/20/2035 (6)	5,000,000	5,000,000
1.720% (3-Month T-Bill Index) 4/20/2035 (6)	15,000,000	15,000,000
1.730% (3-Month T-Bill Index) 6/20/2027 (6)	15,000,000	15,000,000
1.730% (3-Month T-Bill Index) 6/20/2027 (6)	5,000,000	5,000,000
1.730% (3-Month T-Bill Index) 9/20/2027 (6)	14,000,000	14,000,000
1.730% (3-Month T-Bill Index) 2/15/2028 (6)	10,363,680	10,363,680
1.730% (3-Month T-Bill Index) 1/15/2030 (6)	17,962,265	17,962,265
1.750% (3-Month T-Bill Index) 9/15/2026 (6)	9,000,000	9,000,000
1.750% (3-Month T-Bill Index) 8/13/2027 (6)	10,000,000	10,000,000
1.750% (3-Month T-Bill Index) 10/15/2030 (6)	10,000,000	10,000,000
1.750% (3-Month T-Bill Index) 1/20/2035 (6)	5,000,000	5,000,000

		144,325,945

Total U.S. Government & U.S. Government Agency Obligations		1,488,273,519

U.S. Treasury Bills — 2.7%

U.S. Treasury Bonds & Notes — 2.7%
United States Treasury Bill:
0.000% 3/3/2020 (8)	25,000,000	24,997,865
0.000% 3/17/2020 (8)	15,000,000	14,989,510
United States Treasury Note:
1.554% (Treasury Money Market Yield 3 Month + 4 basis points), 7/31/2020 (6)	10,000,000	9,997,599

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Government Money Market Fund (continued)

Description	Principal Amount	Value
U.S. Treasury Bills (continued)

U.S. Treasury Bonds & Notes (continued)
1.650% (Treasury Money Market Yield 3 Month + 14 basis points), 4/30/2021 (6)	$15,935,000	$15,940,379
2.625% 8/15/2020	15,000,000	15,067,882

		80,993,235

Total Investments — 101.4% (at amortized cost)		3,083,627,073
Other Assets and Liabilities — (1.4)%		(42,122,031)

Total Net Assets — 100.0%		$3,041,505,042

Tax-Free Money Market Fund

Description	Principal Amount	Value
Municipals — 97.4%

Alabama — 12.8%
Chatom Industrial Development Board, 1.150%, 8/1/2020 (6)	$5,500,000	$5,500,000
City of Oxford, 1.220%, 9/1/2041 (6)	12,745,000	12,745,000
Columbia Industrial Development Board, 1.260%, 12/1/2037 (6)	2,000,000	2,000,000
Industrial Development Board of the City of Mobile Alabama, 1.280%, 6/1/2034 (6)	10,000,000	10,000,000
Tender Option Bond Trust Receipts/Certificates:
1.330% 5/1/2026 (5) (6)	6,000,000	6,000,000
1.330% 7/1/2026 (5) (6)	5,000,000	5,000,000

		41,245,000

California — 4.3%
Tender Option Bond Trust Receipts/Certificates:
1.250% 11/1/2023 (5) (6)	5,070,000	5,070,000
1.300% 9/1/2042 (5) (6)	8,945,000	8,945,000

		14,015,000

Connecticut — 3.8%
State of Connecticut, 1.240%, 5/15/2034 (6)	12,200,000	12,200,000

Delaware — 1.3%
Tender Option Bond Trust Receipts/Certificates, 1.280%, 1/1/2027 (5) (6)	4,065,000	4,065,000

District of Columbia — 2.2%
District of Columbia, 1.050%, 3/12/2020	7,000,000	7,000,000

Florida — 8.3%
City of Jacksonville, 1.060%, 5/19/2020 (6)	12,300,000	12,300,000
Highlands County Health Facilities Authority, 1.150%, 11/15/2035 (6)	10,200,000	10,200,000

Description	Principal Amount	Value
Municipals (continued)

Florida (continued)
School District of Broward County, 3.000%, 6/30/2020	$4,275,000	$4,300,794

		26,800,794

Georgia — 2.0%
RBC Municipal Products, Inc.Trust, 1.210%, 10/1/2021 (5) (6)	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates, 1.200%, 10/1/2024 (5) (6)	1,600,000	1,600,000

		6,600,000

Idaho — 0.5%
Idaho Health Facilities Authority, 1.050%, 5/1/2020 (6)	1,500,000	1,500,000

Illinois — 5.8%
Phoenix Realty Special Account-U LP, 1.180%, 4/1/2020 (6)	8,075,000	8,075,000
Tender Option Bond Trust Receipts/Certificates:
1.180% 1/15/2026 (5) (6)	2,000,000	2,000,000
1.300% 1/1/2028 (5) (6)	2,130,000	2,130,000
1.350% 11/15/2025 (5) (6)	6,670,000	6,670,000

		18,875,000

Indiana — 2.4%
Tender Option Bond Trust Receipts/Certificates, 1.300%, 5/14/2026 (5) (6)	7,770,000	7,770,000

Iowa — 3.2%
Iowa Finance Authority:
1.190% 9/1/2036 (6)	3,200,000	3,200,000
1.190% 12/1/2042 (6)	7,000,000	7,000,000

		10,200,000

Louisiana — 2.0%
Louisiana State Citizens Property Insurance Corp., 5.000%, 6/1/2020	6,390,000	6,449,143

Maryland — 0.1%
Washington Suburban Sanitary Commission, 1.200%, County Guarantee, 6/1/2023 (6)	220,000	220,000

Michigan — 0.6%
Michigan Finance Authority, 4.000%, SAW, 8/20/2020	2,000,000	2,025,048

Minnesota — 0.4%
City of Ramsey, 1.350%, 12/1/2023 (6)	1,300,000	1,300,000

Mississippi — 3.7%
Mississippi Business Finance Corp.:
1.200% 12/1/2030 (6)	1,000,000	1,000,000
1.200% 11/1/2035 (6)	5,000,000	5,000,000
1.200% 11/1/2035 (6)	5,000,000	5,000,000
1.350% 5/1/2037 (6)	1,000,000	1,000,000

		12,000,000

Missouri — 3.3%
Greene County Industrial Development Authority, 1.230%, 5/1/2039 (6)	845,000	845,000

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

February 29, 2020 (Unaudited)

Schedules of Investments

Tax-Free Money Market Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Missouri (continued)
Tender Option Bond Trust Receipts/Certificates, 1.250%, 5/15/2041 (5) (6)	$10,000,000	$10,000,000

		10,845,000

Nebraska — 0.2%
Nebraska Investment Finance Authority, 1.490%, 9/1/2031 (6)	600,000	600,000

New Jersey — 1.5%
Hudson County Improvement Authority, 2.000%, County Guarantee, 2/19/2021	2,800,000	2,827,151
Lyndhurst Township School District, 1.875%, 9/10/2020	2,000,000	2,006,187

		4,833,338

New York — 9.9%
City of New York:
1.180% 8/1/2035 (6)	970,000	970,000
1.190% 10/1/2040 (6)	1,300,000	1,300,000
1.210% 8/1/2044 (6)	4,600,000	4,600,000
Metropolitan Transportation Authority, 4.000%, 9/1/2020	5,000,000	5,063,884
New York City Transitional Finance Authority Future Tax Secured Revenue:
1.180% 8/1/2039 (6)	2,500,000	2,500,000
1.220% 8/1/2042 (6)	2,000,000	2,000,000
1.220% 8/1/2043 (6)	1,010,000	1,010,000
New York City Water & Sewer System:
1.170% 6/15/2044 (6)	2,110,000	2,110,000
1.180% 6/15/2045 (6)	7,000,000	7,000,000
1.220% 6/15/2039 (6)	2,500,000	2,500,000
Whitney Point Central School District, 2.500%, SAW, 6/26/2020	3,000,000	3,010,185

		32,064,069

North Carolina — 2.8%
Tender Option Bond Trust Receipts/Certificates, 1.200%, 7/1/2041 (5) (6)	9,185,000	9,185,000

Ohio — 4.3%
American Municipal Power, Inc., 2.500%, 6/25/2020	1,600,000	1,604,818
County of Franklin, 1.050%, 5/1/2020 (6)	4,250,000	4,250,000
County of Lake, 2.250%, 1/14/2021	2,975,000	3,003,705
Port of Greater Cincinnati Development Authority:
1.580% 11/1/2023 (6)	1,000,000	1,000,000
1.580% 11/1/2025 (6)	210,000	210,000
Tender Option Bond Trust Receipts/Certificates, 1.310%, 6/1/2026 (5) (6)	4,000,000	4,000,000

		14,068,523

Description	Shares or Principal Amount	Value
Municipals (continued)

South Carolina — 0.5%
South Carolina Educational Facilities Authority, 1.240%, 10/1/2039 (6)	$1,700,000	$1,700,000

South Dakota — 3.9%
South Dakota Housing Development Authority:
1.270% 11/1/2048 (6)	6,070,000	6,070,000
1.340% 5/1/2048 (6)	6,410,000	6,410,000

		12,480,000

Tennessee — 3.6%
Memphis Tennessee Obligation, 1.150%, 3/5/2020	6,000,000	6,000,000
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, 1.500%, 7/1/2020	1,750,000	1,750,000
Shelby County Health Educational & Housing Facilities Board, 1.150%, AGM, 6/1/2042 (6)	4,000,000	4,000,000

		11,750,000

Texas — 9.2%
Atascosa County Industrial Development Corp., 1.190%, 6/30/2020 (6)	5,500,000	5,500,000
City of San Antonio, 1.000%, 8/5/2020	4,000,000	4,000,000
Gulf Coast Industrial Development Authority, 1.200%, 11/1/2041 (6)	4,000,000	4,000,000
State of Texas, 4.000%, 8/27/2020	5,000,000	5,065,879
Texas University Revenue Financing System:
1.100% 3/5/2020	3,000,000	3,000,000
1.180% 3/26/2020	8,280,000	8,280,000

		29,845,879

Washington — 1.0%
Seattle Housing Authority, 1.330%, 6/1/2040 (6)	950,000	950,000
Washington State Housing Finance Commission, 1.150%, 7/1/2028 (6)	2,290,000	2,290,000

		3,240,000

Wisconsin — 3.8%
PMA Levy & Aid Anticipation Notes Program:
3.000% 7/22/2020	3,000,000	3,017,771
3.000% 10/23/2020	2,500,000	2,527,533
Wisconsin Health & Educational Facilities Authority, 1.190%, 5/1/2030 (6)	6,700,000	6,700,000

		12,245,304

Total Municipals		315,122,098

Mutual Funds — 2.3%
BlackRock Liquidity Funds T-Fund Portfolio — Institutional Class, 1.470%	100,000	100,000

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Tax-Free Money Market Fund (continued)

Description	Shares or Principal Amount	Value
Mutual Funds (continued)
Federated Institutional Tax-Free Cash Trust — Institutional Class, 1.010%	7,316,607	$7,316,607

Total Mutual Funds		7,416,607

Total Investments — 99.7% (at amortized cost)		322,538,705
Other Assets and Liabilities — 0.3%		852,446

Total Net Assets — 100.0%		$323,391,151

Prime Money Market Fund

Description	Principal Amount	Value
Certificates of Deposit — 22.1%

Banks — 22.1%
Bank of Nova Scotia, 1.940% (FEDL 1 Month + 36 basis points), 9/3/2020 (6)	$2,500,000	$2,500,000
Canadian Imperial Bank of Commerce:
1.840% (FEDL 1 Month + 26 basis points), 6/8/2020 (6)	3,000,000	3,000,000
1.846% (LIBOR 1 Month + 18 basis points), 4/6/2020 (6)	2,750,000	2,750,070
1.980% (FEDL 1 Month + 40 basis points), 10/9/2020 (6)	2,500,000	2,500,000
Credit Agricole Corporate and Investment Bank:
1.773% (LIBOR 3 Month + 6 basis points), 2/12/2021 (6)	2,650,000	2,650,000
1.833% (LIBOR 3 Month + 7 basis points), 2/3/2021 (6)	3,000,000	3,000,083
Credit Suisse AG:
1.870% (SOFR + 29 basis points), 8/7/2020 (6)	3,000,000	3,000,000
1.900% (SOFR + 32 basis points), 7/27/2020 (6)	3,000,000	3,000,000
1.960% (SOFR + 38 basis points), 3/6/2020 (6)	2,500,000	2,500,000
1.960% (SOFR + 38 basis points), 4/28/2020 (6)	2,500,000	2,500,000
1.960% (SOFR + 38 basis points), 5/4/2020 (6)	2,500,000	2,500,000
2.013% (LIBOR 3 Month + 25 basis points), 11/2/2020 (6)	2,500,000	2,500,000
Goldman Sachs Bank USA, 1.816% (SOFR + 25 basis points), 6/25/2020 (6)	2,750,000	2,750,000
HSBC BANK USA NA:
1.888% (LIBOR 1 Month + 22 basis points), 3/5/2020 (6)	2,500,000	2,500,000
1.895% (LIBOR 1 Month + 23 basis points), 3/11/2020 (6)	2,500,000	2,500,000
Mizuho Bank, Ltd.:
1.770% (LIBOR 1 Month + 10 basis points), 9/8/2020 (6)	3,000,000	3,000,000
1.820% (LIBOR 1 Month + 17 basis points), 8/14/2020 (6)	2,500,000	2,500,000

Description	Principal Amount	Value
Certificates of Deposit (continued)

Banks (continued)
1.926% (LIBOR 1 Month + 26 basis points), 5/6/2020 (6)	$2,650,000	$2,650,000
1.940% 4/24/2020	3,000,000	3,000,000
2.161% (LIBOR 3 Month + 33 basis points), 4/15/2020 (6)	3,000,000	3,000,681
MUFG Bank, Ltd.:
1.918% (LIBOR 1 Month + 25 basis points), 5/5/2020 (6)	3,000,000	3,000,004
1.980% 10/15/2020	3,000,000	3,004,506
2.211% (LIBOR 3 Month + 46 basis points), 2/4/2021 (6)	2,500,000	2,509,103
Norinchukin Bank:
1.650% 3/6/2020	5,000,000	5,000,034
1.780% 5/13/2020	2,500,000	2,500,048
1.940% 4/29/2020	3,000,000	3,000,000
Royal Bank of Canada, 1.896% (LIBOR 3 Month + 6 basis points), 4/17/2020 (6)	2,750,000	2,750,000
Skandinaviska Enskilda Banken AB:
1.904% (LIBOR 3 Month + 7 basis points), 10/9/2020 (6)	2,750,000	2,750,168
2.020% (LIBOR 3 Month + 11 basis points), 1/4/2021 (6)	2,500,000	2,500,519
2.060% (LIBOR 3 Month + 15 basis points), 10/2/2020 (6)	2,500,000	2,500,000
Sumitomo Mitsui Banking Corp.:
1.772% (LIBOR 1 Month + 11 basis points), 9/4/2020 (6)	3,000,000	3,000,003
1.899% (LIBOR 1 Month + 27 basis points), 4/24/2020 (6)	3,000,000	3,000,000
1.912% (LIBOR 1 Month + 25 basis points), 3/4/2020 (6)	3,000,000	3,000,000
2.115% (LIBOR 1 Month +42 basis points), 8/20/2020 (6)	3,250,000	3,255,005
Toronto-Dominion Bank:
1.930% (FEDL 1 Month + 35 basis points), 7/30/2020 (6)	3,000,000	3,000,000
2.000% (SOFR + 42 basis points), 9/30/2020 (6)	2,500,000	2,500,000
Wells Fargo Bank NA, 1.920% (FEDL 1 Month + 34 basis points), 8/14/2020 (6)	2,500,000	2,500,000

Total Certificates of Deposit		104,070,224

Commercial Paper — 61.7%

Asset-Backed Securities — 39.7%
Atlantic Asset Securitization LLC, 1.837% 5/14/2020 (5) (8)	3,000,000	2,988,900
Bedford Row Funding Corp.:
1.813% (LIBOR 1 Month + 16 basis points), 3/13/2020 (5) (6)	2,500,000	2,499,986
1.817% (LIBOR 1 Month + 19 basis points), 6/25/2020 (5) (6)	3,000,000	3,000,000
1.887% (LIBOR 1 Month + 24 basis points), 7/20/2020 (5) (6)	3,000,000	3,000,000
CAFCO LLC:
1.633% 3/2/2020 (8)	12,500,000	12,499,441
1.760% 4/6/2020 (8)	2,000,000	1,996,540
Columbia Funding Co. LLC:
1.695% 3/18/2020 (8)	3,500,000	3,497,240
1.726% 3/3/2020 (8)	4,500,000	4,499,575

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

February 29, 2020 (Unaudited)

Schedules of Investments

Prime Money Market Fund (continued)

Description	Principal Amount	Value
Commercial Paper (continued)

Asset-Backed Securities (continued)
1.863% 4/8/2020 (8)	$3,000,000	$2,994,205
1.968% 3/18/2020 (8)	3,500,000	3,496,810
1.996% 5/14/2020 (8)	2,500,000	2,489,979
2.005% 5/14/2020 (8)	1,500,000	1,493,957
CRC Funding LLC, 1.731% 5/5/2020 (8)	2,500,000	2,492,326
Crown Point Capital Co. LLC:
1.956% 4/2/2020 (8)	3,000,000	2,994,880
1.986% 5/12/2020 (8)	2,000,000	1,992,240
Glencove Funding LLC:
1.681% (1 year USD Swap + 10 basis points), 4/9/2020 (5) (6)	5,000,000	5,000,000
1.694% (1 year USD Swap + 10 basis points), 9/16/2020 (5) (6)	5,000,000	5,000,000
1.703% (1 year USD Swap + 10 basis points), 11/3/2020 (5) (6)	3,500,000	3,500,000
Lexington Parker Capital Co. LLC:
1.623% 3/3/2020 (8)	5,000,000	4,999,556
1.623% 3/4/2020 (8)	5,000,000	4,999,333
1.665% 3/2/2020 (8)	2,500,000	2,499,886
1.677% 4/3/2020 (8)	2,500,000	2,496,219
Liberty Street Funding LLC, 1.779% 3/5/2020 (8)	3,000,000	2,999,417
LMA Americas LLC:
1.728% 8/3/2020 (8)	2,500,000	2,481,809
1.924% 5/6/2020 (8)	2,000,000	1,993,107
1.938% 4/6/2020 (8)	3,000,000	2,994,300
1.942% 4/2/2020 (8)	2,500,000	2,495,778
1.950% 3/25/2020 (8)	3,500,000	3,495,450
2.090% 3/10/2020 (8)	2,500,000	2,498,725
Longship Funding LLC:
1.623% 3/3/2020 (8)	6,500,000	6,499,422
1.623% 3/5/2020 (8)	6,000,000	5,998,933
1.637% 5/6/2020 (8)	3,000,000	2,991,145
1.675% 3/19/2020 (8)	3,000,000	2,997,525
Old Line Funding LLC:
1.815% (LIBOR 1 Month + 16 basis points), 4/1/2020 (5) (6)	2,750,000	2,750,000
1.991% (LIBOR 3 Month + 10 basis points), 9/9/2020 (5) (6)	2,750,000	2,750,000
Regency Markets No. 1 LLC:
1.634% 3/25/2020 (8)	3,500,000	3,496,243
1.675% 3/16/2020 (8)	6,500,000	6,495,531
1.685% 3/4/2020 (8)	4,500,000	4,499,377
1.685% 3/9/2020 (8)	4,000,000	3,998,524
Ridgefield Funding Co.:
1.696% 3/3/2020 (8)	5,000,000	4,999,536
1.732% 5/14/2020 (8)	3,000,000	2,989,517
1.961% 3/13/2020 (8)	3,000,000	2,998,080
Sheffield Receivables Co. LLC:
1.608% 5/21/2020 (8)	3,000,000	2,989,335
1.762% 4/22/2020 (8)	3,000,000	2,992,503
1.935% 3/2/2020 (8)	2,500,000	2,499,868
1.976% 6/2/2020 (8)	3,000,000	2,985,043
1.980% (SOFR + 40 basis points), 4/16/2020 (5) (6)	2,500,000	2,500,000
Starbird Funding Corp.:
1.641% 6/18/2020 (8)	2,750,000	2,736,595
1.682% 6/18/2020 (8)	2,500,000	2,487,510
1.887% (LIBOR 1 Month + 26 basis points), 3/25/2020 (6)	2,500,000	2,500,000

Description	Principal Amount	Value
Commercial Paper (continued)

Asset-Backed Securities (continued)
1.951% (LIBOR 1 Month + 28 basis points), 4/6/2020 (6)	$2,500,000	$2,500,000
Thunder Bay Funding LLC, 1.921% (LIBOR 1 Month + 25 basis points), 6/8/2020 (5) (6)	3,000,000	3,000,000
Victory Receivables Corp.:
1.605% 4/6/2020 (8)	3,000,000	2,995,260
1.644% 3/16/2020 (8)	3,500,000	3,497,638

		186,537,244

Automobiles — 2.5%
Toyota Motor Credit Corp.:
1.743% (LIBOR 1 Month + 13 basis points), 11/23/2020 (6)	3,000,000	3,000,000
1.744% (LIBOR 3 Month + 5 basis points), 11/13/2020 (6)	2,500,000	2,500,000
1.783% (LIBOR 3 Month + 10 basis points), 8/18/2020 (6)	3,000,000	3,000,000
1.838% (LIBOR 1 Month + 18 basis points), 4/9/2020 (6)	3,275,000	3,275,000

		11,775,000

Banks — 5.4%
Bank of Nova Scotia:
1.810% (SOFR + 23 basis points), 6/18/2020 (5) (6)	2,500,000	2,500,000
1.890% (FEDL 1 Month + 31 basis points), 5/8/2020 (6)	3,000,000	3,000,000
1.940% (LIBOR 3 Month + 9 basis points), 2/16/2021 (6)	2,500,000	2,500,022
Macquarie Bank, Ltd., 1.936% 3/3/2020 (8)	2,500,000	2,499,736
Natixis S.A.:
1.741% 5/4/2020 (8)	2,500,000	2,492,400
1.830% (SOFR + 25 basis points), 2/12/2021 (6)	2,500,000	2,500,000
1.866% 5/1/2020 (8)	3,000,000	2,990,697
1.918% (LIBOR 1 Month + 26 basis points), 5/15/2020 (6)	2,500,000	2,499,926
1.920% (SOFR + 34 basis points), 3/12/2020 (6)	2,500,000	2,500,072
Sumitomo Mitsui Trust Bank, Ltd., 1.698% 4/2/2020 (8)	2,000,000	1,997,031

		25,479,884

Diversified Financial Services — 2.7%
Collateralized Commercial Paper Co. LLC:
1.817% (LIBOR 3 Month + 11 basis points), 8/13/2020 (6)	3,000,000	3,000,000
1.825% (LIBOR 3 Month + 5 basis points), 10/23/2020 (6)	2,500,000	2,500,000
2.080% 3/12/2020 (8)	2,000,000	1,998,729
JP Morgan Securities LLC:
1.931% (LIBOR 1 Month + 26 basis points), 3/10/2020 (6)	2,500,000	2,500,000
2.094% (LIBOR 3 Month + 22 basis points), 10/7/2020 (5) (6)	2,500,000	2,500,000

		12,498,729

Food Service — 3.8%
Cargill, Inc., 1.643% 3/2/2020 (8)	18,000,000	17,999,190

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Prime Money Market Fund (continued)

Description	Shares or Principal Amount	Value
Commercial Paper (continued)

Foreign Banks — 2.3%
Mitsubishi UFJ Trust & Banking Corp., 1.718% (LIBOR 1 Month + 6 basis points), 6/15/2020 (6)	$3,000,000	$3,000,000
Royal Bank of Canada:
1.840% (FEDL 1 Month + 26 basis points), 6/8/2020 (5) (6)	2,500,000	2,500,000
1.860% (FEDL 1 Month + 28 basis points), 3/13/2020 (5) (6)	2,500,000	2,499,966
Toronto-Dominion Bank, 1.850% (FEDL 1 Month + 27 basis points), 6/15/2020 (5) (6)	2,500,000	2,500,000

		10,499,966

Integrated Oil — 3.2%
Equinor ASA:
1.623% 3/3/2020 (8)	5,000,000	4,999,555
1.643% 3/2/2020 (8)	10,000,000	9,999,550

		14,999,105

Pharmaceuticals — 2.1%
Merck & Co., Inc., 1.673% 3/2/2020 (8)	10,000,000	9,999,542

Total Commercial Paper		289,788,660

Municipals — 1.5%

Colorado — 1.5%
Colorado Housing & Finance Authority:
1.580% 10/1/2036 (6)	1,880,000	1,880,000
1.580% 5/1/2044 (6)	5,000,000	5,000,000

		6,880,000

Mutual Funds — 4.5%
Goldman Sachs Money Market Fund, 1.460%	3,518,804	3,518,804
State Street Institutional U.S. Government Money Market Fund — Premier Class — Premier Class, 1.528%	17,601,018	17,601,018

Total Mutual Funds		21,119,822

Repurchase Agreements — 10.2%
Agreement with Fixed Income Clearing Corp., 0.800%, dated 2/28/2020, to be repurchased at $8,087,748 on 3/2/2020, collateralized by U.S. Government treasury Obligations with various maturities to 4/15/2020, with a fair value of $8,252,228	$8,087,208	8,087,208

Description	Principal Amount	Value

Repurchase Agreements (continued)
Agreement with Fixed Income Clearing Corp., 1.590%, dated 2/28/2020 to be repurchased at $175,675 on 3/2/2020, collateralized by a U.S. Government Treasury Obligation with a maturity of 11/15/2020, with a fair value of $183,013	$15,000,000	$15,000,000
Agreement with TD Securities (USA) LLC, 1.600%, dated 2/27/2020 to be repurchased at $25,007,778 on 3/5/2020, collateralized by U.S. Government Agency Obligation with a maturity of 3/1/2049, with a fair value of $25,507,934	25,000,000	25,000,000

Total Repurchase Agreements		48,087,208

Total Investments — 100.0% (at amortized cost)		469,945,914
Other Assets and Liabilities — 0.0%		108,418

Total Net Assets — 100.0%		$470,054,332

Institutional Prime Money Market Fund

Description	Principal Amount	Value
Certificates of Deposit — 19.8%

Banks — 19.8%
Bank of Nova Scotia, 1.940% (FEDL 1 Month + 36 basis points), 9/3/2020 (6)	$2,800,000	$2,803,868
Canadian Imperial Bank of Commerce:
1.840% (FEDL 1 Month + 26 basis points), 6/8/2020 (6)	3,000,000	3,001,855
1.846% (LIBOR 1 Month + 18 basis points), 4/6/2020 (6)	3,000,000	3,000,602
1.980% (FEDL 1 Month + 40 basis points), 10/9/2020 (6)	3,000,000	3,005,458
Credit Agricole Corporate and Investment Bank:
1.773% (LIBOR 3 Month + 6 basis points), 2/12/2021 (6)	3,000,000	3,000,000
1.833% (LIBOR 3 Month + 7 basis points), 2/3/2021 (6)	3,250,000	3,250,090
Credit Suisse AG:
1.870% (SOFR + 29 basis points), 8/7/2020 (6)	3,000,000	3,001,962
1.960% (SOFR + 38 basis points), 3/6/2020 (6)	2,500,000	2,500,184
1.960% (SOFR + 38 basis points), 4/28/2020 (6)	3,000,000	3,001,447
1.960% (SOFR + 38 basis points), 5/4/2020 (6)	3,500,000	3,501,830
2.013% (LIBOR 3 Month + 25 basis points), 11/2/2020 (6)	3,000,000	3,004,501
Goldman Sachs Bank USA, 1.816% (SOFR + 25 basis points), 6/25/2020 (6)	3,000,000	3,000,888

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

February 29, 2020 (Unaudited)

Schedules of Investments

Institutional Prime Money Market Fund (continued)

Description	Principal Amount	Value
Certificates of Deposit (continued)

Banks (continued)
HSBC BANK USA NA:
1.888% (LIBOR 1 Month + 22 basis points), 3/5/2020 (6)	$2,500,000	$2,500,130
1.895% (LIBOR 1 Month + 23 basis points), 3/11/2020 (6)	3,000,000	3,000,321
Mizuho Bank, Ltd.:
1.770% (LIBOR 1 Month + 10 basis points), 9/8/2020 (6)	3,000,000	3,001,082
1.820% (LIBOR 1 Month + 17 basis points), 8/14/2020 (6)	2,750,000	2,751,894
1.926% (LIBOR 1 Month + 26 basis points), 5/6/2020 (6)	3,000,000	3,001,502
1.940% 4/24/2020 (6)	3,000,000	3,002,005
2.161% (LIBOR 3 Month + 33 basis points), 4/15/2020 (6)	3,500,000	3,501,616
MUFG Bank, Ltd.:
1.918% (LIBOR 1 Month + 25 basis points), 5/5/2020 (6)	4,000,000	4,001,765
1.980% 10/15/2020 (6)	3,000,000	3,012,705
2.211% (LIBOR 3 Month + 46 basis points), 2/4/2021 (6)	3,000,000	3,009,932
Norinchukin Bank:
1.650% 3/6/2020	5,000,000	5,000,076
1.780% 5/13/2020	2,500,000	2,501,826
1.940% 4/29/2020	3,000,000	3,002,564
Royal Bank of Canada, 1.896% (LIBOR 3 Month + 6 basis points), 4/17/2020 (6)	3,500,000	3,500,502
Skandinaviska Enskilda Banken AB:
1.904% (LIBOR 3 Month + 7 basis points), 10/9/2020 (6)	2,750,000	2,751,231
2.020% (LIBOR 3 Month + 11 basis points), 1/4/2021 (6)	2,500,000	2,501,356
2.060% (LIBOR 3 Month + 15 basis points), 10/2/2020 (6)	3,500,000	3,503,343
Sumitomo Mitsui Banking Corp.:
1.772% (LIBOR 1 Month + 11 basis points), 9/4/2020 (6)	3,000,000	3,000,597
1.899% (LIBOR 1 Month + 27 basis points), 4/24/2020 (6)	3,000,000	3,001,322
1.912% (LIBOR 1 Month + 25 basis points), 3/4/2020 (6)	3,500,000	3,500,162
2.103% (LIBOR 3 Month + 39 basis points), 2/12/2021 (6)	3,000,000	3,009,613
2.115% (LIBOR 1 Month +42 basis points), 8/20/2020 (6)	3,500,000	3,507,130
Toronto-Dominion Bank:
1.930% (FEDL 1 Month + 35 basis points), 7/30/2020	3,000,000	3,003,735
2.000% (SOFR + 42 basis points), 9/30/2020 (6)	2,750,000	2,750,261
Wells Fargo Bank NA, 1.920% (FEDL 1 Month + 34 basis points), 8/14/2020 (6)	3,000,000	3,003,561

Total Certificates of Deposit (identified cost $114,330,614)		114,392,916

Description	Principal Amount	Value

Commercial Paper — 62.8%

Asset-Backed Securities — 42.2%
American Honda Finance Corp., 1.691% 5/21/2020 (8)	$2,500,000	$2,491,504
Atlantic Asset Securitization LLC, 1.837% 5/14/2020 (8)	3,000,000	2,989,829
Bedford Row Funding Corp.:
1.813% (LIBOR 1 Month + 16 basis points), 3/13/2020 (5) (6)	2,500,000	2,500,234
1.817% (LIBOR 1 Month + 19 basis points), 6/25/2020 (5) (6)	3,000,000	3,000,733
1.887% (LIBOR 1 Month + 24 basis points), 7/20/2020 (5) (6)	3,000,000	3,001,692
CAFCO LLC:
1.633% 3/2/2020 (8)	17,500,000	17,497,608
1.760% 4/6/2020 (8)	2,000,000	1,996,791
Columbia Funding Co. LLC:
1.695% 3/18/2020 (8)	4,500,000	4,496,081
1.726% 3/3/2020 (8)	5,500,000	5,498,979
1.863% 4/8/2020 (8)	3,000,000	2,994,593
1.968% 3/18/2020 (8)	3,500,000	3,496,952
1.996% 5/14/2020 (8)	2,500,000	2,491,582
2.005% 5/14/2020 (8)	1,500,000	1,494,949
CRC Funding LLC, 1.731% 5/5/2020 (8)	2,500,000	2,492,579
Crown Point Capital Co. LLC:
1.956% 4/2/2020 (8)	3,000,000	2,995,467
1.986% 5/12/2020 (8)	3,000,000	2,990,380
Glencove Funding LLC:
1.681% (1 year USD Swap + 10 basis points), 4/9/2020 (6)	7,500,000	7,500,000
1.694% (1 year USD Swap + 10 basis points), 9/16/2020 (6)	5,000,000	5,000,000
1.703% (1 year USD Swap + 10 basis points), 11/3/2020 (6)	4,000,000	4,000,000
Kells Funding LLC, 1.740% 4/22/2020 (8)	3,000,000	2,992,967
Lexington Parker Capital Co. LLC:
1.623% 3/3/2020 (8)	5,000,000	4,999,067
1.623% 3/4/2020 (8)	5,000,000	4,998,834
1.643% 3/5/2020 (8)	4,180,000	4,178,832
1.665% 3/2/2020 (8)	2,500,000	2,499,650
1.677% 4/3/2020 (8)	2,500,000	2,496,043
Liberty Street Funding LLC, 1.779% 3/5/2020 (8)	3,000,000	2,999,167
LMA Americas LLC:
1.645% 3/27/2020 (8)	3,250,000	3,246,160
1.728% 8/3/2020 (8)	2,500,000	2,482,850
1.924% 5/6/2020 (8)	2,500,000	2,492,468
1.938% 4/6/2020 (8)	3,000,000	2,995,047
1.942% 4/2/2020 (8)	3,000,000	2,995,654
1.950% 3/25/2020 (8)	3,500,000	3,496,125
2.090% 3/10/2020 (8)	3,000,000	2,998,547
Longship Funding LLC:
1.623% 3/3/2020 (8)	6,500,000	6,498,823
1.623% 3/5/2020 (8)	8,000,000	7,997,832
1.637% 5/6/2020 (8)	3,500,000	3,488,801
1.675% 3/19/2020 (8)	3,000,000	2,997,330

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Institutional Prime Money Market Fund (continued)

Description	Principal Amount	Value

Commercial Paper (continued)

Asset-Backed Securities (continued)
Old Line Funding LLC:
1.815% (LIBOR 1 Month + 16 basis points), 4/1/2020 (5) (6)	$3,000,000	$3,000,205
1.991% (LIBOR 3 Month + 10 basis points), 9/9/2020 (5) (6)	3,000,000	3,001,617
Regency Markets No. 1 LLC:
1.634% 3/25/2020 (8)	3,500,000	3,495,854
1.675% 3/16/2020 (8)	8,000,000	7,993,759
1.685% 3/4/2020 (8)	3,500,000	3,499,189
1.685% 3/9/2020 (8)	6,000,000	5,997,230
Ridgefield Funding Co.:
1.696% 3/3/2020 (8)	5,000,000	4,999,126
1.732% 5/14/2020 (8)	3,500,000	3,488,252
1.961% 3/13/2020 (8)	3,000,000	2,998,077
Sheffield Receivables Co. LLC:
1.608% 5/21/2020 (8)	3,000,000	2,989,072
1.762% 4/22/2020 (8)	3,000,000	2,992,841
1.935% 3/2/2020 (8)	2,500,000	2,499,653
1.976% 6/2/2020 (8)	3,000,000	2,987,547
1.980% (SOFR + 40 basis points), 4/16/2020 (5) (8)	3,500,000	3,501,666
Starbird Funding Corp.:
1.641% 6/18/2020 (8)	2,750,000	2,736,713
1.682% 6/18/2020 (8)	2,500,000	2,487,921
1.887% (LIBOR 1 Month + 26 basis points), 3/25/2020 (6)	3,500,000	3,500,809
1.951% (LIBOR 1 Month + 28 basis points), 4/6/2020	3,500,000	3,500,969
Thunder Bay Funding LLC, 1.921% (LIBOR 1 Month + 25 basis points), 6/8/2020 (5) (6)	3,500,000	3,502,046
Total Capital S.A., 1.643% 3/2/2020 (5) (8)	20,000,000	19,997,300
Victory Receivables Corp.:
1.605% 4/6/2020 (8)	3,000,000	2,994,857
1.644% 3/16/2020 (8)	3,500,000	3,497,270
1.678% 4/13/2020 (8)	3,000,000	2,993,944

		244,440,067

Automobiles — 2.2%
Toyota Motor Credit Corp.:
1.743% (LIBOR 1 Month + 13 basis points), 11/23/2020 (6)	3,500,000	3,500,000
1.744% (LIBOR 3 Month + 5 basis points), 11/13/2020 (6)	3,000,000	3,000,000
1.783% (LIBOR 3 Month + 10 basis points), 8/18/2020 (6)	3,000,000	3,001,601
1.838% (LIBOR 1 Month + 18 basis points), 4/9/2020 (6)	3,000,000	3,000,593

		12,502,194

Banks — 4.8%
Bank of Nova Scotia:
1.810% (SOFR + 23 basis points), 6/18/2020 (5) (6)	3,000,000	3,002,489
1.890% (FEDL 1 Month + 31 basis points), 5/8/2020 (6)	3,000,000	3,001,018
1.940% (LIBOR 3 Month + 9 basis points), 2/16/2021 (6)	2,500,000	2,500,343

Description	Principal Amount	Value

Commercial Paper (continued)

Banks (continued)
Macquarie Bank, Ltd., 1.936% 3/3/2020 (8)	$2,750,000	$2,749,477
Natixis S.A.:
1.741% 5/4/2020 (8)	2,500,000	2,493,368
1.830% (SOFR + 25 basis points), 2/12/2021 (6)	3,000,000	2,999,704
1.866% 5/1/2020 (8)	3,000,000	2,992,356
1.918% (LIBOR 1 Month + 26 basis points), 5/15/2020 (6)	3,500,000	3,502,180
1.920% (SOFR + 34 basis points), 3/12/2020 (6)	2,500,000	2,500,251
Sumitomo Mitsui Trust Bank, Ltd., 1.698% 4/2/2020 (8)	2,215,000	2,211,831

		27,953,017

Diversified Financial Services — 2.5%
Collateralized Commercial Paper Co. LLC:
1.817% (LIBOR 3 Month + 11 basis points), 8/13/2020 (6)	3,000,000	3,001,665
1.825% (LIBOR 3 Month + 5 basis points), 10/23/2020 (6)	3,000,000	3,000,479
2.080% 3/12/2020 (8)	2,500,000	2,498,503
JP Morgan Securities LLC:
1.931% (LIBOR 1 Month + 26 basis points), 3/10/2020 (5) (6)	3,000,000	3,000,119
2.094% (LIBOR 3 Month + 22 basis points), 10/7/2020 (5) (6)	3,000,000	3,001,944

		14,502,710

Food Service — 3.8%
Cargill, Inc., 1.643% 3/2/2020 (8)	22,000,000	21,997,103

Foreign Banks — 2.1%
Mitsubishi UFJ Trust & Banking Corp., 1.718% (LIBOR 1 Month + 6 basis points), 6/15/2020 (6)	3,500,000	3,500,000
Royal Bank of Canada:
1.840% (FEDL 1 Month + 26 basis points), 6/8/2020 (6)	2,500,000	2,501,575
1.860% (FEDL 1 Month + 28 basis points), 3/13/2020 (6)	3,000,000	3,000,232
Toronto-Dominion Bank, 1.850% (FEDL 1 Month + 27 basis points), 6/15/2020 (6)	3,000,000	3,002,110

		12,003,917

Integrated Oil — 3.5%
Equinor ASA:
1.623% 3/3/2020 (8)	10,000,000	9,998,146
1.643% 3/2/2020 (8)	10,000,000	9,998,600

		19,996,746

Pharmaceuticals — 1.7%
Merck & Co., Inc., 1.673% 3/2/2020 (8)	10,000,000	9,998,725

Total Commercial Paper (identified cost $363,366,245)		363,394,479

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

February 29, 2020 (Unaudited)

Schedules of Investments

Institutional Prime Money Market Fund (continued)

Description	Shares or Principal Amount	Value
Municipals — 0.9%

Colorado — 0.9%
Colorado Housing & Finance Authority, 1.580%, 5/1/2044 (6)	$5,000,000	$5,000,000

Mutual Funds — 3.6%
Goldman Sachs Money Market Fund, 1.460%	1,034,574	1,034,574
State Street Institutional U.S. Government Money Market Fund — Premier Class — Premier Class, 1.528%	19,790,117	19,790,117

Total Mutual Funds (identified cost $20,824,691)		20,824,691

Repurchase Agreements — 12.9%
Agreement with Fixed Income Clearing Corp., 1.590%, dated 2/28/2020 to be repurchased at $175,675 on 3/2/2020, collateralized by a U.S. Government Treasury Obligation with a maturity of 11/15/2020, with a fair value of $183,013	$35,000,000	35,000,000

Description	Principal Amount	Value

Repurchase Agreements (continued)
Agreement with Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.610%, dated 2/27/2020 to be repurchased at $15,002,683 on 3/2/2020, collateralized By U.S. Government Agency Obligations with various maturities to 12/28/2037, with a fair value of $15,302,357	$15,000,000	$15,000,000
Agreement with TD Securities (USA) LLC, 1.600%, dated 2/27/2020 to be repurchased at $25,007,778 on 3/5/2020, collateralized by U.S. Government Agency Obligation with a maturity of 3/1/2049, with a fair value of $25,507,934	25,000,000	25,000,000

Total Repurchase Agreements (identified cost $75,000,000)		75,000,000

Total Investments — 100.0% (identified cost $578,521,550)		578,612,086
Other Assets and Liabilities — (0.0)%		(87,545)

Total Net Assets — 100.0%		$578,524,541

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

Notes to Schedules of Investments

The categories of investments are shown as a percentage of total net assets for each Fund as of February 29, 2020. Call dates contained within the Schedules of Investments represent the next possible date the security can be redeemed, at the option of the issuer, determined as of February 29, 2020. Maturity dates contained within the Schedules of Investments represent the stated legal maturity date or mandatory put date. Certain securities may be subject to demand features which allow the security to be redeemed prior to final maturity date. In accordance with Rule 2a-7, securities held in the money market funds provide for the return of principal and interest within 397 days due to a scheduled final maturity date or through specific demand features. Demand features entitle a Fund to receive the principal amount of the instrument from the issuer or a third party (1) on no more than 30 calendar days’ notice or (2) at specified intervals not exceeding 397 calendar days.

*

A Summary Schedule of Investments is presented for this portfolio. A complete Schedule of Investments is available by accessing the SEC’s website, www.sec.gov. For all items listed as “Other securities” in this summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of February 29, 2020. In certain instances, securities for which footnotes listed below may otherwise apply are included in the “Other securities” caption.

(1)	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers.
(2)	Non-income producing.
(3)	Please refer to Note 2, subsection Securities Lending, in the Notes to Financial Statements.
(4)	Denotes an investment in an affiliated entity. Please refer to Note 6, subsection Investments in Affiliated Issuers, in the Notes to Financial Statements.
(5)

Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds. At February 29, 2020 these securities amounted to:

	Amount	% of Total Net Assets

Global Low Volatility Equity Fund	$660,365	1.97%

Disciplined International Equity Fund	499,760	1.04

LGM Emerging Markets Equity Fund	13,545,260	4.87

Alternative Strategies Fund	117,862	0.32

Ultra Short Tax-Free Fund	79,453,451	14.91

Short Tax-Free Fund	5,615,981	3.82

Short-Term Income Fund	57,468,548	20.15

Intermediate Tax-Free Fund	59,576,914	2.89

	Amount	% of Total Net Assets

Strategic Income Fund	$26,977,807	37.24%

Corporate Income Fund	51,263,624	13.53

Core Plus Bond Fund	86,876,203	7.71

High Yield Bond Fund	5,600,940	52.60

Tax-Free Money Market Fund	77,435,000	23.94

Prime Money Market Fund	48,488,852	10.3

Institutional Prime Money Market Fund	50,510,045	8.73

(6)

Denotes a variable rate security. The rate shown is the current interest rate as of February 29, 2020. Rate fluctuations are based underlying positions and/or other variables. For securities whose yields vary with a designated market index or market rate, the reference rate and spread are indicated in the description.

(7)

Issue represents an Auction Rate Security. An Auction Rate Security is a corporate or municipal bond debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(8)	Each issue shows the rate of the discount at the time of purchase.
(9)	Purchased on a when-issued or delayed delivery basis.

The following acronyms may be referenced throughout this report:

ACA    — American Capital Access Corporation

ADED   — Arkansas Department of Economic Development

ADR   — American Depository Receipt

AGC    — Assured Guaranty Corporation

AGM  — Assured Guaranty Municipal

AMBAC   — American Municipal Bond Assurance Corporation

AMT   — Alternative Minimum Tax

BAM  — Build America Mutual Assurance Company

BHAC   — Berkshire Hathaway Assurance Corporation

BMA  — Bond Market Association

CFC    — Cooperative Finance Corporation

CIFG   — CDC IXIS Financial Guaranty

CMI    — California Mortgage Insurance

COLL  — Collateralized

ETF    — Exchange Traded Fund

FCPR DLY — Federal Reserve Bank Prime Loan Rate

FDIC   — Federal Depository Insurance Corporation

FGIC   — Financial Guaranty Insurance Corporation

FHA    — Federal Housing Administration

FHLB    — Federal Home Loan Bank

FHLMC  — Federal Home Loan Mortgage Corporation

FNMA  — Federal National Mortgage Association

FRN    — Floating Rate Note

FSA    — Financial Security Assurance Corporation

GDR   — Global Depository Receipt

GNMA   — Government National Mortgage Association

GO    — Government Obligation

HFDC    — Health Facility Development Corporation

HUD   — Department of Housing and Urban Development

IDC    — Industrial Development Corporation

IMI    — Investors Mortgage Insurance Company

INS    — Insured

LIBOR   — London Interbank Offered Rate

LIQ    — Liquidity Agreement

LLC    — Limited Liability Corporation

LOC   — Letter of Credit

LP   — Limited Partnership

LT    — Limited Tax

MAC   — Municipal Assurance Corporation

MBIA    — Municipal Bond Insurance Association

MHF   — Maryland Housing Fund

MTN   — Medium Term Note

NATL    — National Public Finance Guarantee

PCA    — Pollution Control Authority

PLC   — Public Limited Company

PSF   — Permanent School Fund Guaranteed

PUFG    — Permanent University Fund Guarantee

Q-SBLF  — Qualified School Bond Loan Fund

RADIAN  — Radian Asset Assurance

REITs    — Real Estate Investment Trusts

REMIC   — Real Estate Mortgage Investment Conduit

SAW   — State Aid Withholding

SIFMA   — Securities Industry and Financial Markets Association

TCRs   — Transferable Custody Receipts

TLGP  — Temporary Liquidity Guarantee Program

TRANs   — Tax and Revenue Anticipation Notes

UT     — Unlimited Tax

VRNs    — Variable Rate Notes

XLCA    — XL Capital Assurance

February 29, 2020 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	Low Volatility Equity Fund		Dividend Income Fund		Large-Cap Value Fund		Large-Cap Growth Fund		Mid-Cap Value Fund
Assets:
Investments in unaffiliated issuers, at value	$313,640,178	(1)	$349,023,767	(1)	$389,579,827	(1)	$482,549,236	(1)	$150,809,552	(1)
Cash sweep investments in affiliated issuers, at value	12,497,892		6,050,495		6,315,640		11,899,190		1,385,866
Dividends and interest receivable	636,124		706,812		769,565		397,484		220,103
Receivable for capital stock sold	3,212,465		1,331,951		1,266,603		1,137,409		127,217
Prepaid expenses and other receivables	56,221		59,271		53,790		61,514		45,020

Total assets	330,042,880		357,172,296		397,985,425		496,044,833		152,587,758

Liabilities:
Payable for return of securities lending collateral	49,729,451		63,732,746		75,555,943		65,262,013		30,444,460
Payable for investments purchased	7,657,171		—		—		—		—
Payable for capital stock redeemed	795,123		1,629,058		582,441		1,454,607		155,040
Payable to affiliates, net (Note 6)	136,652		145,292		134,201		161,907		92,844
Other liabilities	12,488		13,368		40,767		41,252		41,357

Total liabilities	58,330,885		65,520,464		76,313,352		66,919,779		30,733,701

Total net assets	$271,711,995		$291,651,832		$321,672,073		$429,125,054		$121,854,057

Net assets consist of:
Paid-in capital	$249,877,153		$274,016,547		$312,820,141		$324,039,351		$119,774,265
Distributable earnings	21,834,842		17,635,285		8,851,932		105,085,703		2,079,792

Total net assets	$271,711,995		$291,651,832		$321,672,073		$429,125,054		$121,854,057

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$—		$—		$—		$17.26		$—
Advisor class of shares:
Net asset value, offering price and redemption proceeds per share	14.66		13.48		13.10		17.24		9.53
Offering price per share(2)	15.43		14.19		13.79		18.15		10.03
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	14.73		13.44		13.12		17.43		9.45
Retirement class R-6 of shares:
Net asset value, offering price and redemption proceeds per share	—		—		13.13		17.46		9.45

Net assets:
Investor class of shares	$—		$—		$—		$55,444,248		$—
Advisor class of shares	38,364,562		13,051,396		16,623,365		631,249		32,583,628
Institutional class of shares	233,347,433		278,600,436		270,238,446		160,654,745		78,451,984
Retirement class R-6 of shares	—		—		34,810,262		212,394,812		10,818,445

Total net assets	$271,711,995		$291,651,832		$321,672,073		$429,125,054		$121,854,057

Shares outstanding:
Investor class of shares	—		—		—		3,212,943		—
Advisor class of shares	2,616,134		968,233		1,268,920		36,612		3,420,554
Institutional class of shares	15,845,115		20,731,554		20,602,912		9,217,024		8,304,887
Retirement class R-6 of shares	—		—		2,651,138		12,162,530		1,144,364

Total shares outstanding	18,461,249		21,699,787		24,522,970		24,629,109		12,869,805

Investments, at cost:
Investments in unaffiliated issuers	$292,506,757		$334,117,560		$385,039,014		$391,654,967		$152,225,224
Cash sweep investments in affiliated issuers	12,497,735		6,050,050		6,315,640		11,899,190		1,385,820

Total investments, at cost	$305,004,492		$340,167,610		$391,354,654		$403,554,157		$153,611,044

(1)	Including $48,569,098, $63,029,390, $74,274,649, $64,833,485 and $30,008,533, respectively, of securities on loan. A security on loan value represents both fair value and accrued interest.
(2)	Computation of offering price per share 100/95 of net asset value.

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

February 29, 2020 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	Mid-Cap Growth Fund		Small-Cap Value Fund		Small-Cap Core Fund		Small-Cap Growth Fund		Global Low Volatility Equity Fund
Assets:
Investments in unaffiliated issuers, at value	$124,914,152	(1)	$65,558,317	(1)	$18,811,428	(1)	$128,401,766	(1)	$33,198,447	(1)
Cash sweep investments in affiliated issuers, at value	1,113,622		850,385		386,326		1,428,856		166,333
Cash denominated in foreign currencies	—		—		—		—		158,676	(2)
Dividends and interest receivable	66,569		43,991		9,719		23,253		64,560
Receivable for capital stock sold	348,544		228,754		2,500		84,893		12,018
Prepaid expenses and other receivables	45,060		44,850		38,783		43,842		34,610

Total assets	126,487,947		66,726,297		19,248,756		129,982,610		33,634,644

Liabilities:
Payable for return of securities lending collateral	33,461,108		16,668,243		5,985,469		37,272,086		8,460
Payable for investments purchased	—		—		117,724		—		—
Payable for capital stock redeemed	152,721		85,641		6,289		114,485		83,714
Payable for foreign tax expense	—		—		—		—		2,478
Payable to affiliates, net (Note 6)	63,817		29,654		118		68,946		9,037
Other liabilities	33,390		10,247		19,582		39,893		15,664

Total liabilities	33,711,036		16,793,785		6,129,182		37,495,410		119,353

Total net assets	$92,776,911		$49,932,512		$13,119,574		$92,487,200		$33,515,291

Net assets consist of:
Paid-in capital	$82,641,215		$53,712,730		$13,892,836		$82,044,536		$32,123,109
Distributable earnings (accumulated loss)	10,135,696		(3,780,218)		(773,262)		10,442,664		1,392,182

Total net assets	$92,776,911		$49,932,512		$13,119,574		$92,487,200		$33,515,291

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Advisor class of shares:
Net asset value, offering price and redemption proceeds per share	$12.28		$10.52		$10.76		$15.17		$10.40
Offering price per share(3)	12.93		11.07		11.33		15.97		10.95
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	13.13		10.69		10.90		15.98		10.47
Retirement class R-6 of shares:
Net asset value, offering price and redemption proceeds per share	13.28		10.80		—		—		—

Net assets:
Advisor class of shares	$12,480,591		$2,501,882		$617,457		$27,430,966		$116,435
Institutional class of shares	73,145,699		40,263,595		12,502,117		65,056,234		33,398,856
Retirement class R-6 of shares	7,150,621		7,167,035		—		—		—

Total net assets	$92,776,911		$49,932,512		$13,119,574		$92,487,200		$33,515,291

Shares outstanding:
Advisor class of shares	1,016,427		237,855		57,391		1,808,566		11,201
Institutional class of shares	5,572,162		3,764,974		1,147,316		4,070,869		3,188,519
Retirement class R-6 of shares	538,524		663,766		—		—		—

Total shares outstanding	7,127,113		4,666,595		1,204,707		5,879,435		3,199,720

Investments, at cost:
Investments in unaffiliated issuers	$117,958,177		$68,570,263		$18,563,765		$123,890,436		$31,472,572
Cash sweep investments in affiliated issuers	1,113,622		850,366		386,315		1,428,793		166,323

Total investments, at cost	$119,071,799		$69,420,629		$18,950,080		$125,319,229		$31,638,895

(1)	Including $33,228,900, $16,297,021, $5,885,888, $36,714,267 and $8,206, respectively, of securities on loan. A security on loan value represents both fair value and accrued interest.
(2)	Identified cost of cash denominated in foreign currencies is $158,702.
(3)	Computation of offering price per share 100/95 of net asset value.

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

February 29, 2020 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	Disciplined International Equity Fund		Pyrford International Stock Fund		LGM Emerging Markets Equity Fund		Alternative Strategies Fund
Assets:
Investments in unaffiliated issuers, at value	$47,894,043	(1)	$615,479,581	(1)	$266,441,448	(1)	$9,073,637
Cash sweep investments in affiliated issuers, at value	245,548		27,556,396		24,994,405		24,274,768
Cash	—		—		—		23,108
Deposit held at broker for:
Futures contracts	—		—		—		2,632,200
Forward foreign currency contracts	—		—		—		191,700
Swaps agreements	—		—		—		1,060,000
Cash denominated in foreign currencies	14,209	(2)	213	(2)	304,134	(2)	10,705	(2)
Dividends and interest receivable	283,863		4,956,497		835,833		69,430
Receivable for investments sold	—		27,188		1,641,305		—
Receivable for capital stock sold	464,628		3,804,403		451,236		70,934
Receivable for daily variation margin on futures contracts	—		—		—		640,326
Receivable for forward foreign currency contracts	—		—		—		598,238
Receivable for swap contracts	—		—		—		1,388,720
Prepaid expenses and other receivables	38,260		64,116		51,876		50,907

Total assets	48,940,551		651,888,394		294,720,237		40,084,673

Liabilities:
Payable for dividends and interest on securities sold short	—		—		—		517
Payable for return of securities lending collateral	935,258		26,373,579		15,605,355		—
Payable for investments purchased	—		5,667,020		25,071		—
Payable for capital stock redeemed	—		281,972		547,743		—
Payable for daily variation margin on futures contracts	—		—		—		1,083,180
Payable for forward foreign currency contracts	—		—		—		618,002
Payable for swap contracts	—		—		—		1,459,540
Payable for foreign tax expense	2,228		166,638		301,656		1,292
Payable to affiliates, net (Note 6)	23,068		435,077		234,647		2,262
Other liabilities	32,785		85,077		63,884		99,451

Total liabilities	993,339		33,009,363		16,778,356		3,264,244

Total net assets	$47,947,212		$618,879,031		$277,941,881		$36,820,429

Net assets consist of:
Paid-in capital	$51,121,131		$612,753,801		$275,073,472		$42,855,013
Distributable earnings (accumulated loss)	(3,173,919)		6,125,230		2,868,409		(6,034,584)

Total net assets	$47,947,212		$618,879,031		$277,941,881		$36,820,429

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Advisor class of shares:
Net asset value, offering price and redemption proceeds per share	$9.53		$12.74		$14.30		$8.59
Offering price per share(3)	10.03		13.41		15.05		9.04
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	9.54		12.48		14.22		8.71
Retirement class R-6 of shares:
Net asset value, offering price and redemption proceeds per share	—		12.48		—		—

Net assets:
Advisor class of shares	$137,758		$3,496,857		$4,103,799		$18,980
Institutional class of shares	47,809,454		410,576,928		273,838,082		36,801,449
Retirement class R-6 of shares	—		204,805,246		—		—

Total net assets	$47,947,212		$618,879,031		$277,941,881		$36,820,429

Shares outstanding:
Advisor class of shares	14,456		274,417		286,880		2,210
Institutional class of shares	5,010,915		32,907,178		19,250,841		4,226,437
Retirement class R-6 of shares	—		16,409,027		—		—

Total shares outstanding	5,025,371		49,590,622		19,537,721		4,228,647

Investments, at cost:
Investments in unaffiliated issuers	$46,607,098		$566,719,305		$246,353,051		$9,677,157
Cash sweep investments in affiliated issuers	245,548		27,553,486		24,993,368		24,271,307

Total investments, at cost	$46,852,646		$594,272,791		$271,346,419		$33,948,464

(1)	Including $878,933, $24,669,053 and $14,541,651, respectively, of securities on loan. A security on loan value represents both fair value and accrued interest.
(2)	Identified cost of cash denominated in foreign currencies is $14,256, $214, $304,734, $13,142, respectively.
(3)	Computation of offering price per share 100/95 of net asset value.

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

February 29, 2020 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	Ultra Short Tax-Free Fund		Short Tax-Free Fund		Short-Term Income Fund		Intermediate Tax-Free Fund		Strategic Income Fund
Assets:
Investments in unaffiliated issuers, at value	$551,774,663		$145,664,365		$299,205,159	(1)	$2,073,166,004		$86,602,908	(1)
Cash sweep investments in affiliated issuers, at value	—		—		12,255,775		—		395,311
Investments in repurchase agreements	166,899		200,705		—		175,652		—
Cash	6,000,000		500,000		—		3,500,000		—
Dividends and interest receivable	3,539,092		1,337,769		1,251,549		19,663,737		871,683
Receivable for investments sold	2,011,259		—		—		7,056,990		—
Receivable for capital stock sold	95,998		321,571		924,131		2,465,549		317,664
Prepaid expenses and other receivables	45,735		36,114		35,758		131,818		40,099

Total assets	563,633,646		148,060,524		313,672,372		2,106,159,750		88,227,665

Liabilities:
Payable for return of securities lending collateral	—		—		25,472,131		—		15,654,671
Payable for investments purchased	7,029,078		500,000		1,500,000		39,518,119		—
Payable for capital stock redeemed	23,271,151		123,537		1,113,720		3,227,846		76,967
Payable for foreign tax expense	—		—		477		—		—
Payable to affiliates, net (Note 6)	109,048		43,258		58,170		468,593		26,157
Payable for distributions	311,289		158,545		259,882		1,084,558		11,744
Other liabilities	39,620		29,286		26,426		116,639		20,895

Total liabilities	30,760,186		854,626		28,430,806		44,415,755		15,790,434

Total net assets	$532,873,460		$147,205,898		$285,241,566		$2,061,743,995		$72,437,231

Net assets consist of:
Paid-in capital	$530,537,519		$144,474,614		$281,922,822		$1,930,964,826		$74,561,150
Distributable earnings (accumulated loss)	2,335,941		2,731,284		3,318,744		130,779,169		(2,123,919)

Total net assets	$532,873,460		$147,205,898		$285,241,566		$2,061,743,995		$72,437,231

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$—		$—		$—		$11.77		$9.46
Advisor class of shares:
Net asset value, offering price and redemption proceeds per share	10.11		10.32		9.51		11.77		9.46
Offering price per share	10.32	(2)	10.53	(2)	9.70	(2)	12.20	(3)	9.80	(3)
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	10.10		10.32		9.53		11.76		9.46

Net assets:
Investor class of shares	$—		$—		$—		$517,617,193		$53,256,623
Advisor class of shares	14,007,431		4,370,863		24,925,874		5,482,836		12,931,309
Institutional class of shares	518,866,029		142,835,035		260,315,692		1,538,643,966		6,249,299

Total net assets	$532,873,460		$147,205,898		$285,241,566		$2,061,743,995		$72,437,231

Shares outstanding:
Investor class of shares	—		—		—		43,965,573		5,626,901
Advisor class of shares	1,385,219		423,616		2,620,775		465,758		1,366,362
Institutional class of shares	51,356,432		13,834,950		27,318,603		130,829,363		660,664

Total shares outstanding	52,741,651		14,258,566		29,939,378		175,260,694		7,653,927

Investments, at cost:
Investments in unaffiliated issuers	$549,617,941		$142,996,051		$293,882,510		$1,926,909,650		$84,361,162
Cash sweep investments in affiliated issuers	—		—		12,255,119		—		395,294

Total investments, at cost	$549,617,941		$142,996,051		$306,137,629		$1,926,909,650		$84,756,456

(1)	Including $25,404,728 and $15,367,988, respectively, of securities on loan. A security on loan value represents both fair value and accrued interest.
(2)	Computation of offering price per share 100/98 of net asset value.
(3)	Computation of offering price per share 100/96.5 of net asset value.

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

February 29, 2020 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	Corporate Income Fund		Core Plus Bond Fund		High Yield Bond Fund
Assets:
Investments in unaffiliated issuers, at value	$441,510,906	(1)	$1,242,750,207	(1)	$12,832,004	(1)
Cash sweep investments in affiliated issuers, at value	23,821,125		19,960,085		357,708
Dividends and interest receivable	3,180,603		6,934,357		155,682
Receivable for capital stock sold	275,063		3,730,380		—
Receivable from affiliates, net (Note 6)	—		—		5,187
Prepaid expenses and other receivables	55,703		76,186		39,409

Total assets	468,843,400		1,273,451,215		13,389,990

Liabilities:
Payable for return of securities lending collateral	83,325,574		142,554,344		2,670,259
Payable for investments purchased	5,769,044		—		50,000
Payable for capital stock redeemed	456,057		4,119,351		1,876
Payable to affiliates, net (Note 6)	109,277		247,993		—
Payable for income distribution	351,049		214,820		2,865
Other liabilities	26,464		86,917		17,713

Total liabilities	90,037,465		147,223,425		2,742,713

Total net assets	$378,805,935		$1,126,227,790		$10,647,277

Net assets consist of:
Paid-in capital	$350,770,505		$1,077,698,490		$14,127,281
Distributable earnings (accumulated loss)	28,035,430		48,529,300		(3,480,004)

Total net assets	$378,805,935		$1,126,227,790		$10,647,277

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$13.98		$12.17		$—
Advisor class of shares:
Net asset value, offering price and redemption proceeds per share	13.98		12.17		9.03
Offering price per share(2)	14.49		12.61		9.36
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	13.97		12.17		9.02

Net assets:
Investor class of shares	$104,615,672		$83,669,655		$—
Advisor class of shares	9,495,507		4,193,180		691,367
Institutional class of shares	264,694,756		1,038,364,955		9,955,910

Total net assets	$378,805,935		$1,126,227,790		$10,647,277

Shares outstanding:
Investor class of shares	7,480,676		6,872,734		—
Advisor class of shares	679,005		344,461		76,541
Institutional class of shares	18,948,082		85,319,831		1,103,295

Total shares outstanding	27,107,763		92,537,026		1,179,836

Investments, at cost:
Investments in unaffiliated issuers	$413,305,801		$1,180,026,601		$13,134,405
Cash sweep investments in affiliated issuers	23,819,042		19,958,585		357,661

Total investments, at cost	$437,124,843		$1,199,985,186		$13,492,066

(1)	Including $82,858,910, $141,217,829 and $2,601,624, respectively, of securities on loan. A security on loan value represents both fair value and accrued interest.
(2)	Computation of offering price per share 100/96.5 of net asset value.

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

February 29, 2020 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	Government Money Market Fund	Tax-Free Money Market Fund	Prime Money Market Fund	Institutional Prime Money Market Fund
Assets:
Investments in unaffiliated issuers, at value	$1,695,309,198	$322,538,705	$421,858,706	$503,612,086
Investments in repurchase agreements	1,388,317,875	—	48,087,208	75,000,000
Cash	—	872	—	—
Dividends and interest receivable	2,935,379	1,081,880	399,117	423,736
Receivable for capital stock sold	1,316,786	500	112,425	—
Prepaid expenses and other receivables	68,997	56,559	57,960	38,346

Total assets	3,087,948,235	323,678,516	470,515,416	579,074,168

Liabilities:
Payable for investments purchased	40,000,000	—	—	—
Payable for capital stock redeemed	2,939,854	—	—	—
Payable to affiliates, net (Note 6)	517,601	31,814	82,621	38,058
Payable for income distribution	2,860,936	204,172	332,563	445,060
Other liabilities	124,802	51,379	45,900	66,509

Total liabilities	46,443,193	287,365	461,084	549,627

Total net assets	$3,041,505,042	$323,391,151	$470,054,332	$578,524,541

Net assets consist of:
Paid-in capital	$3,041,499,930	$323,384,219	$470,078,273	$578,417,579
Distributable earnings (accumulated loss)	5,112	6,932	(23,941)	106,962

Total net assets	$3,041,505,042	$323,391,151	$470,054,332	$578,524,541

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$1.00	$1.00	$1.00	$1.0001
Premier class of shares:
Net asset value, offering price and redemption proceeds per share	1.00	1.00	1.00	1.0001

Net assets:
Investor class of shares	$619,223,205	$47,425,969	$217,187,604	$2,122,047
Premier class of shares	2,422,281,837	275,965,182	252,866,728	576,402,494

Total net assets	$3,041,505,042	$323,391,151	$470,054,332	$578,524,541

Shares outstanding:
Investor class of shares	619,222,951	47,421,369	217,249,514	2,121,866
Premier class of shares	2,422,276,979	275,990,519	252,828,796	576,336,272

Total shares outstanding	3,041,499,930	323,411,888	470,078,310	578,458,138

Investments, at cost:
Investments in unaffiliated issuers	$3,083,627,073	$322,538,705	$469,945,914	$578,521,550

Total investments, at cost	$3,083,627,073	$322,538,705	$469,945,914	$578,521,550

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

February 29, 2020 (Unaudited)

Statements of Operations	BMO Funds

	Low Volatility Equity Fund	Dividend Income Fund	Large-Cap Value Fund	Large-Cap Growth Fund	Mid-Cap Value Fund
Investment Income:
Dividend income from:
Unaffiliated issuers	$3,088,082 (1)	$4,835,110	$4,110,572	$2,402,834	$1,842,348
Affiliated issuers	45,441	53,883	47,453	61,445	16,779
Net securities lending income from:
Unaffiliated issuers (Note 6)	19,433	21,323	27,381	32,301	15,185
Affiliated issuers (Note 6)	13,128	14,584	18,457	21,923	10,360

Total income	3,166,084	4,924,900	4,203,863	2,518,503	1,884,672

Expenses:
Investment advisory fees (Note 6)	577,938	824,445	629,769	833,370	485,405
Shareholder servicing fees (Note 6)	—	—	—	74,701	—
Administration fees (Note 6)	188,707	247,334	228,291	176,944	96,188
Portfolio accounting fees	20,412	23,482	27,728	37,441	18,846
Recordkeeping fees	16,064	33,366	33,513	43,149	37,627
Custodian fees	4,075	5,474	6,918	3,792	5,838
Registration fees	34,600	33,927	27,750	33,836	24,977
Professional fees	8,352	8,352	8,523	8,523	8,523
Printing and postage	6,711	15,669	12,575	14,074	13,774
Directors’ fees	7,966	7,967	7,967	7,967	7,967
Distribution services fees (Note 6):
Advisor	49,217	19,888	23,616	848	48,092
Miscellaneous	3,405	3,564	8,483	8,861	3,666

Total expenses	917,447	1,223,468	1,015,133	1,243,506	750,903

Deduct:
Expense waivers (Note 6)	(50,409)	(131,801)	(58,487)	(60,126)	(11,382)

Net expenses	867,038	1,091,667	956,646	1,183,380	739,521

Net investment income	2,299,046	3,833,233	3,247,217	1,335,123	1,145,151

Realized and unrealized gain (loss) on Investments:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	2,532,328	4,460,832	8,634,054	17,806,475	6,062,338
Investments in affiliated issuers	1,824	40	1,130	177	(141)

Total net realized gain	2,534,152	4,460,872	8,635,184	17,806,652	6,062,197
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated issuers	(18,456,368)	(15,426,919)	(24,230,759)	(11,600,300)	(10,331,725)
Investments in affiliated issuers	20	(61)	(262)	—	45

Total net change in unrealized appreciation/depreciation	(18,456,348)	(15,426,980)	(24,231,021)	(11,600,300)	(10,331,680)

Net realized and unrealized gain (loss)	(15,922,196)	(10,966,108)	(15,595,837)	6,206,352	(4,269,483)

Change in net assets resulting from operations	$(13,623,150)	$(7,132,875)	$(12,348,620)	$7,541,475	$(3,124,332)

(1)	Net of foreign taxes withheld of $1,041.

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

Six Months Ended February 29, 2020 (Unaudited)

Statements of Operations	BMO Funds

	Mid-Cap Growth Fund	Small-Cap Value Fund	Small-Cap Core Fund	Small-Cap Growth Fund	Global Low Volatility Equity Fund
Investment Income:
Dividend income from:
Unaffiliated issuers	$506,444	$526,715	$76,433	$514,292	$363,771 (1)
Affiliated issuers	12,646	6,138	1,833	10,530	6,743
Net securities lending income from:
Unaffiliated issuers (Note 6)	11,804	8,149	1,658	12,588	—
Affiliated issuers (Note 6)	7,906	5,514	1,142	8,641	928

Total income	538,800	546,516	81,066	546,051	371,442

Expenses:
Investment advisory fees (Note 6)	345,536	199,303	47,722	348,117	109,463
Administration fees (Note 6 )	69,586	37,518	11,013	76,230	27,537
Portfolio accounting fees	15,826	14,297	12,000	16,889	2,806
Recordkeeping fees	31,503	17,042	10,048	31,245	9,802
Custodian fees	2,400	4,645	7,300	5,461	34,612
Registration fees	25,046	26,116	17,289	18,356	18,355
Professional fees	8,523	8,352	8,352	8,523	10,895
Printing and postage	12,056	4,641	3,641	12,121	2,749
Directors’ fees	7,967	7,967	7,967	7,967	8,257
Distribution services fees (Note 6):
Advisor	17,912	3,960	895	38,558	697
Miscellaneous	2,672	2,571	1,246	2,723	224

Total expenses	539,027	326,412	127,473	566,190	225,397

Deduct:
Expense waivers (Note 6)	(27,806)	(40,532)	(60,500)	(24,514)	(68,335)

Net expenses	511,221	285,880	66,973	541,676	157,062

Net investment income	27,579	260,636	14,093	4,375	214,380

Realized and unrealized gain (loss) on Investments:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	4,998,893	(616,285)	(31,179)	6,203,865	226,722
Investments in affiliated issuers	271	118	(2)	(213)	96
Foreign currency transactions	—	—	—	—	(3,404)

Total net realized gain (loss)	4,999,164	(616,167)	(31,181)	6,203,652	223,414
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated issuers	(6,241,941)	(2,963,298)	(608,648)	(4,845,926)	(1,894,757)
Investments in affiliated issuers	(3)	(3)	10	61	(53)
Foreign currency transactions	—	—	—	—	1,633

Total net change in unrealized appreciation/depreciation	(6,241,944)	(2,963,301)	(608,638)	(4,845,865)	(1,893,177)

Net realized and unrealized gain (loss)	(1,242,780)	(3,579,468)	(639,819)	1,357,787	(1,669,763)

Change in net assets resulting from operations	$(1,215,201)	$(3,318,832)	$(625,726)	$1,362,162	$(1,455,383)

(1)	Net of foreign taxes withheld of $25,801.

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

Six Months Ended February 29, 2020 (Unaudited)

Statements of Operations	BMO Funds

	Disciplined International Equity Fund	Pyrford International Stock Fund	LGM Emerging Markets Equity Fund		Alternative Strategies Fund
Investment Income:
Dividend income from:
Unaffiliated issuers	$631,904 (1)	$6,339,430 (1)	$5,212,181	(1)	$77,256 (1)
Affiliated issuers	5,020	183,537	87,881		186,393
Interest income	—	—	—		51,845
Net securities lending income from:
Affiliated issuers (Note 6)	2,457	66,244	117,170		—

Total income	639,381	6,589,211	5,417,232		315,494

Expenses:
Investment advisory fees (Note 6)	175,820	2,434,123	1,338,935		188,284
Administration fees (Note 6)	43,955	348,566	223,156		28,242
Portfolio accounting fees	2,171	10,823	7,669		1,731
Recordkeeping fees	9,408	21,969	20,510		9,181
Custodian fees	34,365	90,706	131,956		142,975
Registration fees	25,058	30,865	25,490		15,279
Professional fees	9,803	12,091	15,573		24,460
Printing and postage	2,753	12,233	12,424		3,410
Directors’ fees	7,967	7,967	7,967		7,966
Distribution services fees (Note 6):
Advisor	186	5,290	6,015		25
Miscellaneous	2,154	3,313	1,351		280

Total expenses	313,640	2,977,946	1,791,046		421,833

Deduct:
Expense waivers (Note 6)	(47,896)	—	(74,170)		(148,797)

Net expenses	265,744	2,977,946	1,716,876		273,036

Net investment income	373,637	3,611,265	3,700,356		42,458

Realized and unrealized gain (loss) on Investments:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	(675,175)	(909,098)	(17,425,222	)(2)	(221,739)
Investments in affiliated issuers	(200)	(688)	(732)		(629)
Foreign currency transactions	7,314	(144,636)	(29,293)		9,407
Forward contracts	—	—	—		(75,797)
Futures contracts	—	—	—		331,475
Swap agreements	—	—	—		(1,594,316)

Total net realized loss	(668,061)	(1,054,422)	(17,455,247)		(1,551,599)
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated issuers	949,055	(1,511,354)	8,777,266		(151,889)
Investments in affiliated issuers	(3)	1,654	644		40
Foreign currency transactions	4,074	69,787	(7,418)		2,380
Forward contracts	—	—	—		(154,322)
Futures contracts	—	—	—		(612,268)
Swap agreements	—	—	—		80,330

Total net change in unrealized appreciation/depreciation	953,126	(1,439,913)	8,770,492		(835,729)

Net realized and unrealized gain (loss)	285,065	(2,494,335)	(8,684,755)		(2,387,328)

Change in net assets resulting from operations	$658,702	$1,116,930	$(4,984,399)		$(2,344,870)

(1)	Net of foreign taxes withheld of $53,126, $424,478, $356,018, $5,411 and $827, respectively.
(2)	Net of foreign taxes withheld of $143,141, $144,921 of which is related to appreciated investments held at period end.

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

Six Months Ended February 29, 2020 (Unaudited)

Statements of Operations	BMO Funds

	Ultra Short Tax-Free Fund	Short Tax-Free Fund	Short-Term Income Fund	Intermediate Tax-Free Fund	Strategic Income Fund
Investment Income:
Dividend income from:
Unaffiliated issuers	$92,731	$7,884	$9,871	$62,133	$38,963
Affiliated issuers	—	—	65,020	—	23,418
Interest income	4,795,543	1,694,780	3,414,313	30,596,801	1,885,133
Net securities lending income from:
Unaffiliated issuers (Note 6)	—	—	13,769	—	11,204
Affiliated issuers (Note 6)	—	—	9,491	—	7,868

Total income	4,888,274	1,702,664	3,512,464	30,658,934	1,966,586

Expenses:
Investment advisory fees (Note 6)	489,615	149,745	248,541	1,116,615	95,196
Shareholder servicing fees (Note 6)	—	—	—	642,430	68,621
Administration fees (Note 6)	428,603	114,294	193,064	1,458,611	57,117
Portfolio accounting fees	56,220	37,605	37,486	183,427	22,575
Recordkeeping fees	16,599	11,109	27,660	22,238	30,210
Custodian fees	10,255	2,282	4,786	9,165	3,035
Registration fees	25,882	19,131	19,833	102,424	24,641
Professional fees	10,472	10,472	10,472	10,472	11,444
Printing and postage	5,048	4,262	6,787	17,644	6,674
Directors’ fees	7,967	7,967	7,967	7,967	7,967
Distribution services fees (Note 6):
Advisor	19,009	4,876	30,540	6,341	15,815
Miscellaneous	8,990	3,140	4,062	23,461	2,344

Total expenses	1,078,660	364,883	591,198	3,600,795	345,639

Deduct:
Expense waivers (Note 6)	(201,966)	(57,174)	(110,176)	(65,218)	(51,774)

Net expenses	876,694	307,709	481,022	3,535,577	293,865

Net investment income	4,011,580	1,394,955	3,031,442	27,123,357	1,672,721

Realized and unrealized gain (loss) on Investments:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	59,570	30,751	220,507	406,391	(272,701)
Investments in affiliated issuers	—	—	498	—	308

Total net realized gain (loss)	59,570	30,751	221,005	406,391	(272,393)
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated issuers	1,058,543	489,615	1,575,576	30,660,335	379,559
Investments in affiliated issuers	—	—	642	—	9

Total net change in unrealized appreciation/depreciation	1,058,543	489,615	1,576,218	30,660,335	379,568

Net realized and unrealized gain	1,118,113	520,366	1,797,223	31,066,726	107,175

Change in net assets resulting from operations	$5,129,693	$1,915,321	$4,828,665	$58,190,083	$1,779,896

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

Six Months Ended February 29, 2020 (Unaudited)

Statements of Operations	BMO Funds

	Corporate Income Fund	Core Plus Bond Fund	High Yield Bond Fund
Investment Income:
Dividend income from:
Unaffiliated issuers	$134,371	$336,371	$—
Affiliated issuers	132,699	295,656	5,582
Interest income	6,203,124	17,464,890	274,154
Net securities lending income from:
Unaffiliated issuers (Note 6)	38,575	65,099	1,881
Affiliated issuers (Note 6)	26,487	44,530	1,296

Total income	6,535,256	18,206,546	282,913

Expenses:
Investment advisory fees (Note 6)	315,993	675,800	24,865
Shareholder servicing fees (Note 6)	126,027	99,099	—
Administration fees (Note 6)	261,294	797,389	7,460
Portfolio accounting fees	36,452	74,630	16,447
Recordkeeping fees	16,182	18,273	9,736
Custodian fees	2,320	13,637	705
Registration fees	27,355	39,185	17,682
Professional fees	11,418	11,418	11,176
Printing and postage	6,715	14,722	1,179
Directors’ fees	7,967	7,967	7,967
Distribution services fees (Note 6):
Advisor	10,785	4,869	1,033
Miscellaneous	4,745	13,952	1,124

Total expenses	827,253	1,770,941	99,374

Deduct:
Expense waivers (Note 6)	(30,823)	—	(66,016)

Net expenses	796,430	1,770,941	33,358

Net investment income	5,738,826	16,435,605	249,555

Realized and unrealized gain (loss) on Investments:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	1,254,683	(4,470,795)	(27,304)
Investments in affiliated issuers	(931)	2,887	84

Total net realized gain (loss)	1,253,752	(4,467,908)	(27,220)
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated issuers	7,383,844	21,225,751	(225,942)
Investments in affiliated issuers	715	729	41

Total net change in unrealized appreciation/depreciation	7,384,559	21,226,480	(225,901)

Net realized and unrealized gain (loss)	8,638,311	16,758,572	(253,121)

Change in net assets resulting from operations	$14,377,137	$33,194,177	$(3,566)

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

Six Months Ended February 29, 2020 (Unaudited)

Statements of Operations	BMO Funds

	Government Money Market Fund	Tax-Free Money Market Fund	Prime Money Market Fund	Institutional Prime Money Market Fund
Investment Income:
Interest income	$28,510,667 (1)	$2,447,133	$4,659,830	$5,402,009

Total income	28,510,667	2,447,133	4,659,830	5,402,009

Expenses:
Investment advisory fees (Note 6)	3,100,116	373,353	361,365	414,495
Shareholder servicing fees (Note 6)	910,201	82,833	261,634	1,716
Administration fees (Note 6)	536,754	69,738	81,083	92,999
Portfolio accounting fees	200,148	58,729	55,989	66,683
Recordkeeping fees	13,272	12,476	32,810	103,771
Custodian fees	29,823	8,205	13,643	17,817
Registration fees	20,594	26,215	32,829	26,368
Professional fees	9,996	11,864	11,915	11,864
Printing and postage	10,504	6,763	16,294	4,989
Directors’ fees	7,967	7,967	7,967	7,967
Miscellaneous	42,026	5,729	6,643	7,058

Total expenses	4,881,401	663,872	882,172	755,727

Deduct:
Expense waivers (Note 6)	(780,999)	(207,686)	(138,719)	(201,351)

Net expenses	4,100,402	456,186	743,453	554,376

Net investment income	24,410,265	1,990,947	3,916,377	4,847,633

Realized and unrealized gain (loss) on Investments
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	(1,834)	—	617	830

Total net realized gain (loss)	(1,834)	—	617	830
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated issuers	—	—	—	31,464

Total net change in unrealized appreciation/depreciation	—	—	—	31,464

Net realized and unrealized gain (loss)	(1,834)	—	617	32,294

Change in net assets resulting from operations	$24,408,431	$1,990,947	$3,916,994	$4,879,927

(1)	Income earned from the interfund lending program is $7,761.

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

Statements of Changes in Net Assets

	Low Volatility Equity Fund		Dividend Income Fund		Large-Cap Value Fund
	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019
Change in net assets resulting from:

Operations:
Net investment income (loss)	$2,299,046	$2,572,907	$3,833,233	$5,295,723	$3,247,217	$6,703,231
Net realized gain (loss) on investments	2,534,152	2,908,962	4,460,872	(1,812,626)	8,635,184	(3,260,425)
Net change in unrealized appreciation/depreciation on investments	(18,456,348)	15,017,580	(15,426,980)	(6,514,456)	(24,231,021)	(34,813,659)

Change in net assets resulting from operations	(13,623,150)	20,499,449	(7,132,875)	(3,031,359)	(12,348,620)	(31,370,853)

Distributions to shareholders:
Investor class of shares	—	—	—	—	—	—
Advisor class of shares	(1,153,096)	(2,539,428)	(178,130)	(553,901)	(145,413)	(2,255,004)
Institutional class of shares	(5,676,512)	(10,688,056)	(3,873,587)	(11,571,620)	(2,386,895)	(29,608,063)
Retirement class R-6 of shares	—	—	—	—	(529,861)	(8,385,293)

Change in net assets resulting from distributions to shareholders	(6,829,608)	(13,227,484)	(4,051,717)	(12,125,521)	(3,062,169)	(40,248,360)

Capital stock transactions:
Proceeds from sale of shares	132,670,586	124,692,065	37,362,449	235,092,837	111,068,387	66,947,372
Net asset value of shares issued to shareholders in payment of distributions declared	6,615,456	12,448,685	3,540,457	11,734,440	2,901,470	39,419,230
Cost of shares redeemed	(60,285,668)	(59,633,706)	(51,053,649)	(73,784,496)	(73,950,336)	(129,756,728)

Change in net assets resulting from capital stock transactions	79,000,374	77,507,044	(10,150,743)	173,042,781	40,019,521	(23,390,126)

Change in net assets	58,547,616	84,779,009	(21,335,335)	157,885,901	24,608,732	(95,009,339)

Net assets:
Beginning of period	213,164,379	128,385,370	312,987,167	155,101,266	297,063,341	392,072,680

End of period	$271,711,995	$213,164,379	$291,651,832	$312,987,167	$321,672,073	$297,063,341

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Large-Cap Growth Fund		Mid-Cap Value Fund		Mid-Cap Growth Fund		Small-Cap Value Fund
Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019

$1,335,123	$3,328,031	$1,145,151	$1,996,306	$27,579	$(177,420)	$260,636	$496,308
17,806,652	22,623,039	6,062,197	(2,371,492)	4,999,164	12,560,287	(616,167)	289,402

(11,600,300)	(26,450,235)	(10,331,680)	(18,095,442)	(6,241,944)	(16,369,576)	(2,963,301)	(12,392,721)

7,541,475	(499,165)	(3,124,332)	(18,470,628)	(1,215,201)	(3,986,709)	(3,318,832)	(11,607,011)

(2,778,048)	(8,151,650)	—	—	—	—	—	—
(31,525)	(122,745)	(460,109)	(5,989,408)	(1,752,862)	(2,613,372)	(32,711)	(313,516)
(8,547,857)	(36,189,535)	(1,340,958)	(12,798,593)	(9,076,065)	(12,980,336)	(599,407)	(3,915,187)
(11,957,597)	(9,011,688)	(215,944)	(3,943,242)	(919,723)	(3,595,774)	(103,017)	(1,032,489)

(23,315,027)	(53,475,618)	(2,017,011)	(22,731,243)	(11,748,650)	(19,189,482)	(735,135)	(5,261,192)

37,761,558	288,967,578	8,071,327	20,727,668	7,413,075	16,077,740	3,634,781	12,512,229

21,673,096	48,947,018	1,946,452	22,534,196	11,701,291	19,124,023	726,039	5,218,811
(69,625,015)	(235,274,441)	(23,904,767)	(61,287,176)	(10,157,421)	(43,674,135)	(6,208,250)	(20,877,358)

(10,190,361)	102,640,155	(13,886,988)	(18,025,312)	8,956,945	(8,472,372)	(1,847,430)	(3,146,318)

(25,963,913)	48,665,372	(19,028,331)	(59,227,183)	(4,006,906)	(31,648,563)	(5,901,397)	(20,014,521)

455,088,967	406,423,595	140,882,388	200,109,571	96,783,817	128,432,380	55,833,909	75,848,430

$429,125,054	$455,088,967	$121,854,057	$140,882,388	$92,776,911	$96,783,817	$49,932,512	$55,833,909

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

Statements of Changes in Net Assets

	Small-Cap Core Fund		Small-Cap Growth Fund		Global Low Volatility Equity Fund
	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019
Change in net assets resulting from:

Operations:
Net investment income (loss)	$14,093	$36,285	$4,375	$(450,978)	$214,380	$860,280
Net realized gain (loss) on investments	(31,181)	(947,478)	6,203,652	1,931,571	223,414	1,037,717
Net change in unrealized appreciation/depreciation on investments	(608,638)	(3,431,880)	(4,845,865)	(25,089,308)	(1,893,177)	(1,041,799)

Change in net assets resulting from operations	(625,726)	(4,343,073)	1,362,162	(23,608,715)	(1,455,383)	856,198

Distributions to shareholders:
Advisor class of shares	(1,763)	(223,543)	(552,960)	(6,575,826)	(33,392)	(54,278)
Institutional class of shares	(34,370)	(1,725,977)	(1,218,963)	(11,821,590)	(1,780,680)	(5,908,175)
Retirement class R-6 of shares	—	—	—	—	—	—
Class F-3 of shares	—	—	—	—	—	—

Change in net assets resulting from distributions to shareholders	(36,133)	(1,949,520)	(1,771,923)	(18,397,416)	(1,814,072)	(5,962,453)

Capital stock transactions:
Proceeds from sale of shares	360,215	4,593,694	3,973,589	21,977,695	2,400,496	8,165,404
Net asset value of shares issued to shareholders in payment of distributions declared	28,492	1,709,986	1,752,554	18,153,178	1,783,822	5,947,142
Cost of shares redeemed	(544,209)	(10,469,665)	(12,433,166)	(51,603,896)	(2,393,947)	(4,555,760)
Redemption fees	—	—	—	—	5	4

Change in net assets resulting from capital stock transactions	(155,502)	(4,165,985)	(6,707,023)	(11,473,023)	1,790,376	9,556,790

Change in net assets	(817,361)	(10,458,578)	(7,116,784)	(53,479,154)	(1,479,079)	4,450,535

Net assets:
Beginning of period	13,936,935	24,395,513	99,603,984	153,083,138	34,994,370	30,543,835

End of period	$13,119,574	$13,936,935	$92,487,200	$99,603,984	$33,515,291	$34,994,370

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Disciplined International Equity Fund		Pyrford International Stock Fund		LGM Emerging Markets Equity Fund		Alternative Strategies Fund
Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019

$373,637	$2,268,048	$3,611,265	$17,811,533	$3,700,356	$3,948,730	$42,458	$239,134
(668,061)	(3,342,402)	(1,054,422)	(1,140,950)	(17,455,247)	1,293,783	(1,551,599)	(1,342,140)

953,126	(4,175,960)	(1,439,913)	(16,291,181)	8,770,492	(14,443,017)	(835,729)	(2,467,235)

658,702	(5,250,314)	1,116,930	379,402	(4,984,399)	(9,200,504)	(2,344,870)	(3,570,241)

(5,904)	(2,852)	(85,227)	(142,355)	(89,598)	(177,483)	(847)	—
(2,443,021)	(1,525,583)	(12,028,172)	(12,873,242)	(6,410,628)	(8,498,978)	(211,753)	—
—	—	(5,677,054)	(4,754,416)	—	—	—	—
—	—	—	(1,250)	—	—	—	—

(2,448,925)	(1,528,435)	(17,790,453)	(17,771,263)	(6,500,226)	(8,676,461)	(212,600)	—

7,773,017	21,711,420	90,726,169	179,398,812	20,247,274	184,565,106	5,470,503	15,071,203

1,333,781	1,341,526	15,873,905	15,571,565	5,797,498	8,184,014	207,734	—
(20,376,852)	(32,830,709)	(125,611,615)	(177,474,748)	(28,003,876)	(90,308,302)	(4,864,165)	(46,257,211)
38,329	—	639	7,393	2,623	1,285	—	—

(11,231,725)	(9,777,763)	(19,010,902)	17,503,022	(1,956,481)	102,442,103	814,072	(31,186,008)

(13,021,948)	(16,556,512)	(35,684,425)	111,161	(13,441,106)	84,565,138	(1,743,398)	(34,756,249)

60,969,160	77,525,672	654,563,456	654,452,295	291,382,987	206,817,849	38,563,827	73,320,076

$47,947,212	$60,969,160	$618,879,031	$654,563,456	$277,941,881	$291,382,987	$36,820,429	$38,563,827

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

Statements of Changes in Net Assets

	Ultra Short Tax-Free Fund		Short Tax-Free Fund		Short-Term Income Fund
	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019
Change in net assets resulting from:

Operations:
Net investment income (loss)	$4,011,580	$9,617,390	$1,394,955	$3,194,229	$3,031,442	$6,317,075
Net realized gain (loss) on investments	59,570	77,396	30,751	33,823	221,005	(60,896)
Net change in unrealized appreciation/depreciation on investments	1,058,543	1,187,090	489,615	2,289,929	1,576,218	5,247,967

Change in net assets resulting from operations	5,129,693	10,881,876	1,915,321	5,517,981	4,828,665	11,504,146

Distributions to shareholders:
Investor class of shares	—	—	—	—	—	—
Advisor class of shares	(91,232)	(287,653)	(32,878)	(90,361)	(268,667)	(572,105)
Institutional class of shares	(4,025,422)	(9,329,653)	(1,362,122)	(3,103,824)	(2,859,566)	(5,821,595)

Change in net assets resulting from distributions to shareholders	(4,116,654)	(9,617,306)	(1,395,000)	(3,194,185)	(3,128,233)	(6,393,700)

Capital stock transactions:
Proceeds from sale of shares	183,895,104	455,013,834	19,265,455	38,924,406	90,673,322	113,830,655
Net asset value of shares issued to shareholders in payment of distributions declared	2,094,405	5,246,595	441,731	1,039,378	1,634,523	3,753,375
Cost of shares redeemed	(212,486,183)	(503,271,381)	(32,817,662)	(71,015,523)	(67,114,037)	(104,426,395)

Change in net assets resulting from capital stock transactions	(26,496,674)	(43,010,952)	(13,110,476)	(31,051,739)	25,193,808	13,157,635

Change in net assets	(25,483,635)	(41,746,382)	(12,590,155)	(28,727,943)	26,894,240	18,268,081

Net assets:
Beginning of period	558,357,095	600,103,477	159,796,053	188,523,996	258,347,326	240,079,245

End of period	$532,873,460	$558,357,095	$147,205,898	$159,796,053	$285,241,566	$258,347,326

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Intermediate Tax-Free Fund		Strategic Income Fund		Corporate Income Fund
Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019

$27,123,357	$51,208,942	$1,672,721	$3,548,002	$5,738,826	$10,457,073
406,391	(4,368,827)	(272,393)	(844,954)	1,253,752	(1,423,451)

30,660,335	80,362,929	379,568	3,982,634	7,384,559	23,115,389

58,190,083	127,203,044	1,779,896	6,685,682	14,377,137	32,149,011

(6,740,668)	(18,177,993)	(1,198,165)	(2,623,768)	(1,595,014)	(3,608,172)
(66,671)	(224,682)	(276,456)	(588,494)	(136,451)	(141,929)
(20,466,279)	(33,427,811)	(198,100)	(501,610)	(4,007,361)	(7,573,720)

(27,273,618)	(51,830,486)	(1,672,721)	(3,713,872)	(5,738,826)	(11,323,821)

258,362,320	934,039,993	1,901,628	2,591,998	63,663,915	166,374,912

20,997,295	40,306,879	1,591,857	3,529,210	3,619,721	7,341,969
(166,195,937)	(911,414,361)	(9,379,361)	(16,904,030)	(42,404,159)	(94,036,984)

113,163,678	62,932,511	(5,885,876)	(10,782,822)	24,879,477	79,679,897

144,080,143	138,305,069	(5,778,701)	(7,811,012)	33,517,788	100,505,087

1,917,663,852	1,779,358,783	78,215,932	86,026,944	345,288,147	244,783,060

$2,061,743,995	$1,917,663,852	$72,437,231	$78,215,932	$378,805,935	$345,288,147

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

Statements of Changes in Net Assets

	Core Plus Bond Fund		High Yield Bond Fund		Government Money Market Fund
	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019
Change in net assets resulting from:

Operations:
Net investment income (loss)	$16,435,605	$34,323,060	$249,555	$583,938	$24,410,265	$63,208,008
Net realized gain (loss) on investments	(4,467,908)	(1,998,213)	(27,220)	(33,062)	(1,834)	4,655
Net change in unrealized appreciation/depreciation on investments	21,226,480	50,833,044	(225,901)	(3,178)	—	—

Change in net assets resulting from operations	33,194,177	83,157,891	(3,566)	547,698	24,408,431	63,212,663

Distributions to shareholders:
Investor class of shares	(1,149,846)	(2,203,494)	—	—	(4,866,810)	(12,256,532)
Advisor class of shares	(56,564)	(102,886)	(20,009)	(44,387)	—	—
Institutional class of shares	(15,442,826)	(32,251,533)	(229,546)	(539,551)	—	—
Premier class of shares	—	—	—	—	(19,536,368)	(50,956,131)

Change in net assets resulting from distributions to shareholders	(16,649,236)	(34,557,913)	(249,555)	(583,938)	(24,403,178)	(63,212,663)

Capital stock transactions:
Proceeds from sale of shares	152,542,536	264,740,954	2,224,639	1,031,125	7,691,751,372	16,062,057,054
Net asset value of shares issued to shareholders in payment of distributions declared	15,201,462	31,159,017	233,640	551,976	3,080,981	8,714,362
Cost of shares redeemed	(82,177,790)	(366,234,660)	(807,778)	(3,622,572)	(7,843,147,107)	(16,270,006,965)

Change in net assets resulting from capital stock transactions	85,566,208	(70,334,689)	1,650,501	(2,039,471)	(148,314,754)	(199,235,549)

Change in net assets	102,111,149	(21,734,711)	1,397,380	(2,075,711)	(148,309,501)	(199,235,549)

Net assets:
Beginning of period	1,024,116,641	1,045,851,352	9,249,897	11,325,608	3,189,814,543	3,389,050,092

End of period	$1,126,227,790	$1,024,116,641	$10,647,277	$9,249,897	$3,041,505,042	$3,189,814,543

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

BMO Funds

Tax-Free Money Market Fund		Prime Money Market Fund		Institutional Prime Money Market Fund
Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019

$1,990,947	$5,921,671	$3,916,377	$10,005,716	$4,847,633	$12,721,627

—	19,607	617	536	830	1,072

—	—	—	—	31,464	2,973

1,990,947	5,941,278	3,916,994	10,006,252	4,879,927	12,725,672

(281,403)	(919,719)	(1,547,906)	(4,275,427)	(10,247)	(42,124)
—	—	—	—	—	—

—	—	—	—	—	—

(1,702,952)	(5,021,273)	(2,369,062)	(5,730,825)	(4,838,210)	(12,680,593)

(1,984,355)	(5,940,992)	(3,916,968)	(10,006,252)	(4,848,457)	(12,722,717)

282,229,514	828,334,151	286,853,330	775,417,901	1,368,447,079	2,739,102,472

286,610	919,257	1,476,896	4,030,461	1,750,442	4,242,411
(367,207,558)	(802,490,834)	(314,799,282)	(744,417,480)	(1,353,139,689)	(2,663,727,009)

(84,691,434)	26,762,574	(26,469,056)	35,030,882	17,057,832	79,617,874

(84,684,842)	26,762,860	(26,469,030)	35,030,882	17,089,302	79,620,829

408,075,993	381,313,133	496,523,362	461,492,480	561,435,239	481,814,410

$323,391,151	$408,075,993	$470,054,332	$496,523,362	$578,524,541	$561,435,239

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (2)(3)	Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (4)	Net investment income (loss) (4)
Large-Cap Growth Fund
2020	$17.96	$0.03	$0.15	$0.18	$(0.09)	$(0.79)	$(0.88)	$17.26	0.79%	0.82%	0.79%	0.26%	$55,444	27%
2019	20.95	0.09	(0.47)	(0.38)	(0.06)	(2.55)	(2.61)	17.96	(0.62)	0.84	0.79	0.50	58,562	89
2018	17.46	0.07	4.42	4.49	—	(1.00)	(1.00)	20.95	26.78	0.92	0.91	0.28	65,365	57
2017	15.34	0.06	3.03	3.09	(0.07)	(0.90)	(0.97)	17.46	21.30	1.03	1.00	0.34	74,359	75
2016	16.26	0.03	1.44	1.47	(0.02)	(2.37)	(2.39)	15.34	9.68	1.13	1.07	0.23	163,712	70
2015	17.94	(0.01)	0.93	0.92	(0.01)	(2.59)	(2.60)	16.26	5.58	1.23	1.21	0.03	161,918	94
Intermediate Tax-Free Fund
2020	11.60	0.15	0.17	0.32	(0.15)	—	(0.15)	11.77	2.79	0.55	0.53	2.62	517,617	19
2019	11.13	0.31	0.46	0.77	(0.30)	—	(0.30)	11.60	7.05	0.56	0.55	2.69	528,980	64
2018	11.37	0.30	(0.24)	0.06	(0.30)	(0.00)	(0.30)	11.13	0.53	0.55	0.55	2.65	870,195	45
2017	11.61	0.29	(0.21)	0.08	(0.29)	(0.03)	(0.32)	11.37	0.78	0.57	0.55	2.55	975,664	44
2016	11.26	0.25	0.37	0.62	(0.25)	(0.02)	(0.27)	11.61	5.56	0.57	0.55	2.19	1,241,387	42
2015	11.25	0.26	0.01	0.27	(0.26)	—	(0.26)	11.26	2.36	0.57	0.55	2.23	1,250,815	26
Strategic Income Fund
2020	9.46	0.21	—	0.21	(0.21)	—	(0.21)	9.46	2.19	0.94	0.80	4.37	53,257	14
2019	9.08	0.42	0.38	0.80	(0.42)	—	(0.42)	9.46	9.08	0.96	0.80	4.41	56,576	39
2018	9.45	0.38	(0.37)	0.04	(0.41)	—	(0.41)	9.08	0.37	0.91	0.80	4.09	59,724	33
2017	9.43	0.23	0.08	0.31	(0.29)	—	(0.29)	9.45	3.32	0.90	0.80	2.46	73,488	65
2016	9.31	0.21	0.17	0.38	(0.26)	—	(0.26)	9.43	4.17	0.86	0.80	2.28	85,665	13
2015	9.36	0.22	—	0.22	(0.27)	—	(0.27)	9.31	2.34	0.93	0.80	2.36	94,380	44
Corporate Income Fund
2020	13.65	0.21	0.33	0.54	(0.21)	—	(0.21)	13.98	4.03	0.65	0.59	3.16	104,616	11
2019	12.79	0.45	0.90	1.35	(0.45)	(0.04)	(0.49)	13.65	10.88	0.67	0.59	3.52	101,125	37
2018	13.20	0.40	(0.39)	0.01	(0.40)	(0.02)	(0.42)	12.79	0.05	0.63	0.59	3.08	102,523	31
2017	13.17	0.35	0.14	0.49	(0.35)	(0.11)	(0.46)	13.20	3.86	0.71	0.59	2.70	120,745	44
2016	12.33	0.45	0.89	1.34	(0.45)	(0.05)	(0.50)	13.17	11.23	0.72	0.59	3.65	82,643	62
2015	13.09	0.36	(0.71)	(0.35)	(0.36)	(0.05)	(0.41)	12.33	(2.73)	0.70	0.59	2.83	137,987	26
Core Plus Bond Fund
2020	12.00	0.17	0.17	0.34	(0.17)	—	(0.17)	12.17	2.88	0.56	0.56	2.86	83,670	8
2019	11.41	0.37	0.59	0.96	(0.37)	—	(0.37)	12.00	8.63	0.58	0.58	3.24	74,970	51
2018	11.79	0.32	(0.37)	(0.05)	(0.32)	(0.01)	(0.33)	11.41	(0.45)	0.58	0.58	2.70	61,251	45
2017	11.89	0.24	(0.02)	0.22	(0.28)	(0.04)	(0.32)	11.79	1.91	0.59	0.59	2.37	68,946	34
2016	11.42	0.34	0.48	0.82	(0.35)	(0.00)	(0.35)	11.89	7.36	0.59	0.59	3.00	508,030	39
2015	11.95	0.32	(0.47)	(0.15)	(0.32)	(0.06)	(0.38)	11.42	(1.28)	0.58	0.58	2.69	602,588	25
Government Money Market Fund
2020	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.67	0.50	0.45	1.34	619,223	—
2019	1.00	0.02	0.00	0.02	(0.02)	(0.00)	(0.02)	1.00	1.89	0.50	0.45	1.89	805,270	—
2018	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	1.05	0.50	0.45	1.03	747,981	—
2017	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.24	0.50	0.42	0.24	814,242	—
2016	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.53	0.29	0.01	268,417	—
2015	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.53	0.08	0.01	101,593	—
Tax-Free Money Market Fund
2020	1.00	(0.02)	0.02	—	—	—	—	1.00	0.42	0.56	0.45	0.85	47,426	—
2019	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	1.20	0.55	0.45	1.20	71,794	—
2018	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	0.80	0.56	0.45	0.79	75,889	—
2017	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.37	0.57	0.45	0.33	76,029	—
2016	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.06	0.53	0.26	0.03	90,098	—
2015	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	0.53	0.16	0.01	142,052	—

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (2)(3)	Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (4)	Net investment income (loss) (4)
Prime Money Market Fund
2020	$1.00	$0.01	$—	$0.01	$(0.01)	$—	$(0.01)	$1.00	0.74%	0.51%	0.45%	1.48%	$217,188	—%
2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.03	0.51	0.45	2.03	247,742	—
2018	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	1.25	0.52	0.45	1.24	193,006	—
2017	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.42	0.53	0.45	0.36	202,251	—
2016	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	0.45	0.38	0.03	903,864	—
2015	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.45	0.19	0.01	1,296,633	—
Institutional Prime Money Market Fund
2020	1.0001	0.0075	—	0.0075	(0.0075)	—	(0.0075)	1.0001	0.75	0.53	0.45	1.49	2,122	—
2019	1.0001	0.0204	—	0.0204	(0.0204)	—	(0.0204)	1.0001	2.06	0.52	0.45	2.04	1,218	—
2018	1.0001	0.0128	0.0000	0.0128	(0.0128)	(0.0000)	(0.0128)	1.0001	1.29	0.55	0.45	1.31	2,401	—
2017(5)	1.00	0.0049	0.0001	0.0050	(0.0049)	(0.0000)	(0.0049)	1.0001	0.50	0.55	0.45	0.50	1,421	—
2016(6)	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	0.54	0.45	0.14	992	—

(1)	Annualized for periods less than one year.
(2)	Based on net asset value as of end of period date.
(3)	Not annualized for periods less than one year.
(4)	The contractual and voluntary expense waivers pursuant to Note of the financial statements are reflected in both the net expense and net investment income ratios.
(5)

Effective October 3, 2016, the BMO Institutional Prime Money Market Fund switched the valuation method of its securities from amortized cost to reflecting changes in market values, thus allowing the Fund’s NAV to “float”. In connection with this change, the Fund’s per share NAV is now calculated to four decimals (e.g., $1.0000).

(6)	Reflects operations for the period from June 3, 2016 (inception date) to August 31, 2016.

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Advisor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (2)(3)	Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (4)	Net investment income (loss) (4)
Low Volatility Equity Fund
2020(5)	$15.81	$0.12	$(0.83)	$(0.71)	$(0.13)	$(0.31)	$(0.44)	$14.66	(4.67)%	0.94%	0.90%	1.61%	$38,365	17%
2019	15.72	0.22	1.43	1.65	(0.22)	(1.34)	(1.56)	15.81	11.80	1.03	0.90	1.48	29,006	32
2018	14.36	0.19	1.76	1.95	(0.20)	(0.39)	(0.59)	15.72	13.96	1.03	0.90	1.25	25,571	43
2017	13.79	0.20	0.74	0.94	(0.20)	(0.17)	(0.37)	14.36	6.94	1.03	0.90	1.47	31,624	56
2016	12.81	0.16	1.35	1.51	(0.17)	(0.36)	(0.53)	13.79	12.13	1.05	0.90	1.40	15,064	40
2015	13.20	0.14	0.55	0.69	(0.18)	(0.90)	(1.08)	12.81	5.22	1.12	0.90	1.12	1,162	47
Dividend Income Fund
2020(5)	14.02	0.16	(0.54)	(0.38)	(0.14)	(0.02)	(0.16)	13.48	(2.79)	0.98	0.90	2.08	13,051	21
2019	15.46	0.30	(0.85)	(0.55)	(0.31)	(0.58)	(0.89)	14.02	(3.51)	1.02	0.90	2.32	15,365	43
2018	14.51	0.28	2.67	2.95	(0.30)	(1.70)	(2.00)	15.46	21.90	1.04	0.90	2.07	6,092	39
2017(6)	12.94	0.28	1.61	1.89	(0.21)	(0.11)	(0.32)	14.51	14.80	1.08	0.90	2.06	3,205	43
2016	12.59	0.30	1.11	1.41	(0.30)	(0.76)	(1.06)	12.94	11.89	1.08	0.90	2.44	78,531	51
2015	14.29	0.31	(0.76)	(0.45)	(0.33)	(0.92)	(1.25)	12.59	(3.63)	1.05	0.90	2.16	74,254	46
Large-Cap Value Fund
2020(5)	13.72	0.11	(0.62)	(0.51)	(0.11)	—	(0.11)	13.10	(3.85)	0.82	0.79	1.49	16,623	40
2019	16.59	0.26	(1.46)	(1.20)	(0.27)	(1.40)	(1.67)	13.72	(7.15)	0.85	0.79	1.78	18,621	67
2018	15.85	0.16	2.22	2.38	(0.19)	(1.45)	(1.64)	16.59	15.57	0.91	0.89	0.82	22,602	54
2017(6)	14.14	0.08	1.93	2.01	(0.18)	(0.12)	(0.30)	15.85	14.33	1.02	1.00	0.49	25,061	62
2016	15.23	0.21	0.53	0.74	(0.22)	(1.61)	(1.83)	14.14	5.31	1.10	1.07	1.61	37	60
2015	17.04	0.13	(0.22)	(0.09)	(0.10)	(1.62)	(1.72)	15.23	(0.70)	1.22	1.21	0.80	28	72
Large-Cap Growth Fund
2020(5)	17.94	0.04	0.14	0.18	(0.09)	(0.79)	(0.88)	17.24	0.75	0.82	0.79	0.26	631	27
2019	20.96	0.09	(0.48)	(0.39)	(0.08)	(2.55)	(2.63)	17.94	(0.63)	0.84	0.79	0.49	712	89
2018	17.46	0.05	4.45	4.50	—	(1.00)	(1.00)	20.96	26.84	0.91	0.88	0.32	860	57
2017	15.34	0.03	3.06	3.09	(0.07)	(0.90)	(0.97)	17.46	21.30	1.03	1.00	0.39	808	75
2016	16.26	0.02	1.45	1.47	(0.02)	(2.37)	(2.39)	15.34	9.68	1.13	1.07	0.29	405	70
2015	17.94	0.00	0.92	0.92	(0.01)	(2.59)	(2.60)	16.26	5.58	1.23	1.21	0.03	37	94
Mid-Cap Value Fund
2020(5)	9.99	0.09	(0.42)	(0.33)	(0.13)	—	(0.13)	9.53	(3.44)	1.26	1.24	1.42	32,584	21
2019	12.64	0.13	(1.34)	(1.21)	(0.11)	(1.33)	(1.44)	9.99	(9.63)	1.26	1.24	0.98	39,032	50
2018	11.91	0.11	1.17	1.28	(0.05)	(0.50)	(0.55)	12.64	10.89	1.25	1.24	0.79	55,151	64
2017	14.40	0.05	1.28	1.33	(0.05)	(3.77)	(3.82)	11.91	12.88	1.26	1.24	0.74	64,462	139
2016	15.02	0.11	0.86	0.97	(0.12)	(1.47)	(1.59)	14.40	7.27	1.23	1.23	0.90	39	24
2015	17.66	0.03	(0.59)	(0.56)	(0.02)	(2.06)	(2.08)	15.02	(3.55)	1.22	1.22	0.19	26	27
Mid-Cap Growth Fund
2020(5)	14.20	(0.01)	(0.09)	(0.10)	—	(1.82)	(1.82)	12.28	(1.68)	1.29	1.24	(0.17)	12,481	27
2019	17.96	(0.06)	(0.75)	(0.81)	—	(2.95)	(2.95)	14.20	(2.95)	1.32	1.24	(0.41)	14,229	61
2018	14.79	(0.08)	4.24	4.16	—	(0.99)	(0.99)	17.96	29.40	1.31	1.24	(0.43)	16,399	63
2017	16.26	(0.02)	2.11	2.09	(0.02)	(3.54)	(3.56)	14.79	16.73	1.37	1.24	(0.47)	17,945	157
2016	20.02	0.03	(0.91)	(0.88)	—	(2.88)	(2.88)	16.26	(4.23)	1.29	1.24	0.09	31	59
2015	23.93	(0.11)	(0.57)	(0.68)	—	(3.23)	(3.23)	20.02	(2.89)	1.25	1.24	(0.52)	28	53
Small-Cap Value Fund
2020(5)	11.39	0.05	(0.80)	(0.75)	(0.07)	(0.05)	(0.12)	10.52	(6.68)	1.38	1.24	0.64	2,502	38
2019	14.78	0.08	(2.45)	(2.37)	(0.06)	(0.96)	(1.02)	11.39	(16.19)	1.39	1.24	0.53	3,140	67
2018	13.30	0.03	2.57	2.60	—	(1.12)	(1.12)	14.78	20.32	1.41	1.24	0.25	4,741	70
2017(6)	13.21	0.03	1.36	1.39	(0.04)	(1.26)	(1.30)	13.30	11.58	1.49	1.24	0.22	4,931	148
2016	12.72	0.03	0.98	1.01	—	(0.52)	(0.52)	13.21	8.23	1.39	1.24	0.17	42,615	39
2015	14.40	(0.02)	(0.85)	(0.87)	—	(0.81)	(0.81)	12.72	(6.18)	1.46	1.24	(0.46)	72,822	53

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Advisor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain		Total distributions	Net asset value, end of period	Total return (2)(3)	Ratios to Average Net Assets (1)					Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
											Gross Expenses		Net Expenses (4)		Net investment income (loss) (4)
Small-Cap Core Fund
2020(5)	$11.33	$0.66	$(1.20)	$(0.54)	$(0.03)	$—		$(0.03)	$10.76	(4.80)%	1.97%		1.15%		(0.05)%	$617	36%
2019	15.11	(0.06)	(2.56)	(2.62)	(0.01)	(1.15)		(1.16)	11.33	(17.39)	1.88		1.15		(0.04)	702	81
2018	13.22	(0.01)	2.73	2.72	—	(0.83)		(0.83)	15.11	21.20	1.62		1.15		(0.04)	2,988	89
2017	11.57	(0.02)	1.88	1.86	(0.01)	(0.20)		(0.21)	13.22	16.09	1.83		1.15		(0.18)	2,612	90
2016	10.41	0.02	1.22	1.24	—	(0.08)		(0.08)	11.57	11.97	2.54		1.15		0.19	647	70
2015	10.38	(0.01)	0.04	0.03	—	—		—	10.41	0.29	5.02		1.15		(0.28)	629	64
Small-Cap Growth Fund
2020(5)	15.32	(0.01)	0.16	0.15	—	(0.30)		(0.30)	15.17	0.82	1.29		1.24		(0.17)	27,431	33
2019	21.60	(0.02)	(3.51)	(3.53)	—	(2.75)		(2.75)	15.32	(16.12)	1.30		1.24		(0.54)	31,378	61
2018	18.37	(0.12)	5.43	5.31	—	(2.08)		(2.08)	21.60	31.55	1.28		1.24		(0.47)	53,772	80
2017(7)	17.79	(0.06)	0.64	0.58	—	—		—	18.37	3.26	1.24		1.24		(0.97)	57,737	197
Global Low Volatility Equity Fund
2020(5)(8)	11.42	(1.55)	1.10	(0.45)	(0.36)	(0.21)		(0.57)	10.40	(4.31)	1.48		1.10		1.11	116	26
2019(8)	14.00	0.52	(0.37)	0.15	(0.38)	(2.35)		(2.73)	11.42	2.21	1.62		1.10		2.50	660	44
2018	13.16	(0.15)	1.46	1.31	(0.34)	(0.13)		(0.47)	14.00	10.21	1.46		1.10		1.50	339	34
2017(8)	12.61	0.14	0.66	0.80	(0.17)	(0.08)		(0.25)	13.16	6.59	1.52		1.10		1.96	997	74
2016(8)	11.31	0.11	1.25	1.36	(0.06)	(0.00)		(0.06)	12.61	12.11	1.63		1.10		2.04	266	36
2015(8)	11.47	0.14	(0.17)	(0.03)	(0.08)	(0.05)		(0.13)	11.31	(0.28)	5.76		1.10		2.38	142	31
Disciplined International Equity Fund
2020(5)	10.01	0.05	(0.11)	(0.06)	(0.42)	—		(0.42)	9.53	(0.95)	1.32		1.16		0.98	138	27
2019	10.94	0.33	(1.09)	(0.76)	(0.17)	—		(0.17)	10.01	(6.91)	1.28		1.15		2.79	141	59
2018(8)	11.17	0.21	(0.22)	(0.01)	(0.22)	—		(0.22)	10.94	(0.15)	1.27		1.15		2.11	186	52
2017(8)	9.56	0.20	1.66	1.86	(0.25)	—		(0.25)	11.17	19.97	1.39		1.15		1.98	149	77
2016(8)(9)	10.00	0.23	(0.67)	(0.44)	—	—		—	9.56	(4.40)	1.45		1.15		2.53	125	64
Pyrford International Stock Fund
2020(5)(8)	13.08	0.14	(0.16)	(0.02)	(0.32)	—		(0.32)	12.74	(0.31)	1.19		1.19		0.80	3,497	10
2019(8)	13.43	0.32	(0.34)	(0.02)	(0.33)	—		(0.33)	13.08	0.04	1.21		1.19		2.32	4,621	16
2018(8)	13.16	(0.09)	0.36	0.27	—	—		—	13.43	2.05	1.20		1.18		2.88	6,037	20
2017(6)(8)	12.18	0.40	0.83	1.23	(0.25)	—		(0.25)	13.16	10.38	1.30		1.21		3.11	891	33
2016(8)	11.74	0.33	0.35	0.68	(0.24)	—		(0.24)	12.18	5.96	1.31		1.24		0.92	88	12
2015(8)	13.11	0.05	(1.34)	(1.29)	(0.08)	—		(0.08)	11.74	(9.86)	1.28		1.24		2.79	817	9
LGM Emerging Markets Equity Fund
2020(5)(8)	14.89	0.61	(0.89)	(0.28)	(0.23)	(0.08)		(0.31)	14.30	(1.93)	1.45		1.40		2.41	4,104	14
2019(8)	16.04	(0.02)	(0.49)	(0.51)	(0.13)	(0.51)		(0.64)	14.89	(3.05)	1.51		1.40		1.30	5,224	24
2018(8)	15.93	0.14	(0.03)	0.11	—	—		—	16.04	0.69	1.55		1.40		0.84	4,983	22
2017(6)(8)	14.04	0.13	1.82	1.95	(0.06)	—		(0.06)	15.93	14.03	1.63		1.40		0.96	4,776	40
2016(8)	12.12	0.16	1.86	2.02	(0.10)	—		(0.10)	14.04	16.88	1.64		1.40		0.92	51,879	24
2015(8)	14.30	0.08	(2.09)	(2.01)	(0.17)	—		(0.17)	12.12	(14.18)	1.59		1.40		2.01	63,966	25
Alternative Strategies Fund
2020(5)	9.21	0.03	(0.60)	(0.57)	(0.05)	—		(0.05)	8.59	(6.19)	2.50		1.70		(0.03)	19	33
2019	9.73	(0.53)	0.01	(0.52)	—	—		—	9.21	(5.34)	2.43	(10)	1.87	(10)	0.10	20	64
2018(8)	10.74	(0.14)	(0.20)	(0.34)	—	(0.67	)(11)	(0.67)	9.73	(3.53)	3.08	(10)	2.33	(10)	(0.74)	70	122
2017(8)	10.30	(0.18)	0.62	0.44	—	—		—	10.74	4.27	3.65	(10)	2.95	(10)	(0.93)	157	251
2016(8)	10.40	(0.23)	0.23	0.00	—	(0.10)		(0.10)	10.30	(0.02)	3.88	(10)	3.07	(10)	1.11	286	279
2015(8)(12)	10.00	(0.06)	0.46	0.40	—	—		—	10.40	4.00	4.94	(10)	2.72	(10)	(1.07)	1,011	119

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Advisor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (2)(3)	Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (4)	Net investment income (loss) (4)
Ultra Short Tax-Free Fund
2020(5)	$10.09	$0.05	$0.03	$0.08	$(0.06)	$0.00	$(0.06)	$10.11	0.80%	0.62%	0.55%	1.16%	$14,007	110%
2019	10.07	0.13	0.03	0.16	(0.14)	—	(0.14)	10.09	1.62	0.62	0.55	1.41	16,498	155
2018	10.08	0.10	0.00	0.10	(0.10)	(0.01)	(0.11)	10.07	0.95	0.62	0.55	0.99	27,434	156
2017	10.08	0.07	0.01	0.08	(0.07)	(0.01)	(0.08)	10.08	0.80	0.64	0.55	0.74	34,696	126
2016	10.08	0.04	0.01	0.05	(0.04)	(0.01)	(0.05)	10.08	0.50	0.64	0.55	0.39	25	56
2015	10.09	0.04	(0.01)	0.03	(0.04)	—	(0.04)	10.08	0.25	0.60	0.55	0.34	25	57
Short Tax-Free Fund
2020(5)	10.28	0.09	0.04	0.13	(0.09)	—	(0.09)	10.32	1.23	0.72	0.55	1.69	4,371	33
2019	10.14	0.17	0.14	0.31	(0.17)	—	(0.17)	10.28	3.10	0.72	0.55	1.68	3,668	94
2018	10.22	0.14	(0.08)	0.06	(0.14)	—	(0.14)	10.14	0.62	0.67	0.55	1.40	6,502	95
2017	10.24	0.13	(0.02)	0.11	(0.13)	(0.00)	(0.13)	10.22	1.08	0.76	0.55	1.27	7,166	93
2016	10.20	0.11	0.06	0.17	(0.11)	(0.02)	(0.13)	10.24	1.69	0.77	0.55	1.04	1,151	39
2015	10.20	0.12	0.00	0.12	(0.12)	—	(0.12)	10.20	1.21	0.83	0.55	1.15	453	50
Short-Term Income Fund
2020(5)	9.45	0.10	0.06	0.16	(0.10)	—	(0.10)	9.51	1.74	0.69	0.60	2.12	24,926	22
2019	9.27	0.22	0.18	0.40	(0.22)	—	(0.22)	9.45	4.34	0.70	0.60	2.30	24,531	53
2018	9.39	0.17	(0.12)	0.05	(0.17)	—	(0.17)	9.27	0.56	0.71	0.60	1.80	26,011	48
2017	9.40	0.15	(0.01)	0.14	(0.15)	—	(0.15)	9.39	1.46	0.72	0.60	1.61	33,311	53
2016	9.33	0.10	0.07	0.17	(0.10)	—	(0.10)	9.40	1.87	0.70	0.60	0.98	157	64
2015	9.40	0.09	(0.05)	0.04	(0.11)	—	(0.11)	9.33	0.43	0.69	0.60	1.02	25	29
Intermediate Tax-Free Fund
2020(5)	11.60	0.14	0.18	0.32	(0.15)	—	(0.15)	11.77	2.80	0.55	0.52	2.63	5,483	19
2019	11.13	0.30	0.47	0.77	(0.30)	—	(0.30)	11.60	7.05	0.56	0.55	2.69	4,505	64
2018	11.37	0.30	(0.24)	0.06	(0.30)	—	(0.30)	11.13	0.53	0.55	0.55	2.65	14,701	45
2017	11.61	0.29	(0.21)	0.08	(0.29)	(0.03)	(0.32)	11.37	0.79	0.57	0.55	2.57	10,842	44
2016	11.26	0.25	0.37	0.62	(0.25)	(0.02)	(0.27)	11.61	5.56	0.57	0.55	2.18	1,693	42
2015	11.25	0.26	0.01	0.27	(0.26)	—	(0.26)	11.26	2.36	0.57	0.55	2.24	2,095	26
Strategic Income Fund
2020(5)	9.46	0.21	—	0.21	(0.21)	—	(0.21)	9.46	2.19	0.94	0.80	4.37	12,931	14
2019	9.08	0.42	0.38	0.80	(0.42)	—	(0.42)	9.46	9.08	0.96	0.80	4.41	12,523	39
2018	9.45	0.37	(0.37)	0.03	(0.40)	—	(0.40)	9.08	0.37	0.92	0.80	4.09	13,602	33
2017	9.43	0.28	0.03	0.31	(0.29)	—	(0.29)	9.45	3.32	0.90	0.80	3.14	18,354	65
2016	9.31	0.22	0.16	0.38	(0.26)	—	(0.26)	9.43	4.17	0.86	0.80	2.27	32	13
2015	9.36	0.22	0.00	0.22	(0.27)	—	(0.27)	9.31	2.34	0.93	0.80	2.36	26	44
Corporate Income Fund
2020(5)	13.65	0.21	0.33	0.54	(0.21)	—	(0.21)	13.98	4.03	0.65	0.59	3.16	9,496	11
2019	12.79	0.45	0.90	1.35	(0.45)	(0.04)	(0.49)	13.65	10.89	0.67	0.59	3.48	7,208	37
2018	13.20	0.40	(0.39)	0.01	(0.40)	(0.02)	(0.42)	12.79	0.06	0.63	0.59	3.15	1,864	31
2017	13.17	0.35	0.14	0.49	(0.35)	(0.11)	(0.46)	13.20	3.86	0.71	0.59	2.63	1,384	44
2016	12.33	0.45	0.89	1.34	(0.45)	(0.05)	(0.50)	13.17	11.23	0.72	0.59	3.77	66	62
2015	13.09	0.36	(0.71)	(0.35)	(0.36)	(0.05)	(0.41)	12.33	(2.73)	0.70	0.59	2.83	25	26
Core Plus Bond Fund
2020(5)	12.00	0.17	0.17	0.34	(0.17)	—	(0.17)	12.17	2.89	0.56	0.56	2.86	4,193	8
2019	11.41	0.37	0.59	0.96	(0.37)	—	(0.37)	12.00	8.63	0.58	0.58	3.23	3,727	51
2018	11.79	0.31	(0.37)	(0.05)	(0.32)	(0.01)	(0.33)	11.41	(0.45)	0.58	0.58	2.69	3,032	45
2017	11.89	0.28	(0.06)	0.22	(0.28)	(0.04)	(0.32)	11.79	1.91	0.59	0.59	2.36	3,337	34
2016	11.42	0.34	0.48	0.82	(0.35)	(0.00)	(0.35)	11.89	7.36	0.59	0.59	2.99	1,434	39
2015	11.95	0.32	(0.47)	(0.15)	(0.32)	(0.06)	(0.38)	11.42	(1.28)	0.58	0.58	2.71	312	25

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Advisor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (2)(3)	Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (4)	Net investment income (loss) (4)
High Yield Bond Fund
2020(5)	$9.25	$0.21	$(0.21)	$—	$(0.22)	$—	$(0.22)	$9.03	0.00%	2.23%	0.90%	4.85%	$691	20%
2019	9.25	0.51	(0.01)	0.50	(0.50)	(0.00)	(0.50)	9.25	5.59	2.25	0.90	5.48	868	24
2018	9.58	0.48	(0.33)	0.15	(0.48)	—	(0.48)	9.25	1.62	2.00	0.90	5.12	864	37
2017	9.49	0.44	0.15	0.59	(0.50)	—	(0.50)	9.58	6.37	1.42	0.90	5.26	1,010	47
2016	9.41	0.48	0.08	0.56	(0.48)	—	(0.48)	9.49	6.22	1.21	0.90	5.15	72,010	51
2015	10.44	0.51	(0.79)	(0.28)	(0.51)	(0.24)	(0.75)	9.41	(2.70)	1.21	0.90	5.13	42,843	46

(1)	Annualized for periods less than one year.
(2)	Based on net asset value as of end of period date.
(3)	Not annualized for periods less than one year.
(4)	The contractual and voluntary expense waivers pursuant to Note of the financial statements are reflected in both the net expense and net investment income ratios.
(5)	For the six months ended February 29, 2020 (Unaudited).
(6)	Calculated using the average shares method.
(7)	Reflects operations for the period from May 31, 2017 (inception date) to August 31, 2017.
(8)	Redemption fees consisted of per share amounts less than $0.01.
(9)	Reflects operations for the period from September 17, 2015 (inception date) to August 31, 2016.
(10)

Percentages shown include interest expense and dividends on securities sold short and overdraft expenses. Gross and net expense ratios, respectively, excluding interest expense and dividends on securities sold short and overdraft expenses are as follows:

(11)	Includes distribution to shareholders for return of capital in the amount of $0.09 per share.
(12)	Reflects operations for the period from December 16, 2014 (inception date) to August 31, 2015.

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (2)(3)	Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (4)	Net investment income (loss) (4)
Low Volatility Equity Fund
2020(5)	$15.88	$0.16	$(0.85)	$(0.69)	$(0.15)	$(0.31)	$(0.46)	$14.73	(4.53)%	0.69%	0.65%	1.87%	$233,347	17%
2019	15.77	0.25	1.46	1.71	(0.26)	(1.34)	(1.60)	15.88	12.18	0.78	0.65	1.71	184,158	32
2018	14.42	0.24	1.74	1.98	(0.24)	(0.39)	(0.63)	15.77	14.12	0.78	0.65	1.52	102,815	43
2017	13.84	0.24	0.74	0.98	(0.23)	(0.17)	(0.40)	14.42	7.24	0.78	0.65	1.69	127,837	56
2016	12.84	0.20	1.35	1.55	(0.19)	(0.36)	(0.55)	13.84	12.47	0.80	0.65	1.62	135,413	40
2015	13.22	0.20	0.53	0.73	(0.21)	(0.90)	(1.11)	12.84	5.56	0.87	0.65	1.52	76,792	47
Dividend Income Fund
2020(5)	13.98	0.17	(0.53)	(0.36)	(0.16)	(0.02)	(0.18)	13.44	(2.67)	0.73	0.65	2.34	278,600	21
2019	15.41	0.34	(0.85)	(0.51)	(0.34)	(0.58)	(0.92)	13.98	(3.24)	0.78	0.65	2.56	297,622	43
2018	14.47	0.34	2.64	2.98	(0.34)	(1.70)	(2.04)	15.41	22.17	0.79	0.65	2.31	149,009	39
2017(6)	12.96	0.33	1.60	1.93	(0.31)	(0.11)	(0.42)	14.47	15.15	0.83	0.65	2.37	112,377	43
2016	12.62	0.35	1.08	1.43	(0.33)	(0.76)	(1.09)	12.96	12.07	0.83	0.65	2.68	38,719	51
2015	14.32	0.35	(0.77)	(0.42)	(0.36)	(0.92)	(1.28)	12.62	(3.38)	0.80	0.65	2.50	45,554	46
Large-Cap Value Fund
2020(5)	13.74	0.12	(0.61)	(0.49)	(0.13)	—	(0.13)	13.12	(3.65)	0.57	0.54	1.81	270,238	40
2019	16.61	0.30	(1.46)	(1.16)	(0.31)	(1.40)	(1.71)	13.74	(6.97)	0.59	0.54	2.01	224,930	67
2018	15.88	0.28	2.14	2.42	(0.24)	(1.45)	(1.69)	16.61	15.83	0.67	0.64	1.64	287,685	54
2017(6)	14.16	0.22	1.83	2.05	(0.21)	(0.12)	(0.33)	15.88	14.66	0.77	0.75	1.47	307,156	62
2016	15.26	0.24	0.53	0.77	(0.26)	(1.61)	(1.87)	14.16	5.57	0.85	0.82	1.83	136,813	60
2015	17.06	0.18	(0.23)	(0.05)	(0.13)	(1.62)	(1.75)	15.26	(0.45)	0.97	0.96	1.04	94,439	72
Large-Cap Growth Fund
2020(5)	18.15	0.06	0.15	0.21	(0.14)	(0.79)	(0.93)	17.43	0.90	0.57	0.54	0.52	160,655	27
2019	21.17	0.18	(0.53)	(0.35)	(0.12)	(2.55)	(2.67)	18.15	(0.40)	0.59	0.54	0.75	168,838	89
2018	17.60	0.11	4.48	4.59	(0.02)	(1.00)	(1.02)	21.17	27.19	0.67	0.64	0.56	279,227	57
2017	15.47	0.10	3.06	3.16	(0.13)	(0.90)	(1.03)	17.60	21.63	0.78	0.75	0.65	278,436	75
2016	16.39	0.07	1.44	1.51	(0.06)	(2.37)	(2.43)	15.47	9.88	0.88	0.82	0.50	95,438	70
2015	18.06	0.07	0.90	0.97	(0.04)	(2.60)	(2.64)	16.39	5.85	0.98	0.96	0.29	72,958	94
Mid-Cap Value Fund
2020(5)	9.92	0.10	(0.41)	(0.31)	(0.16)	—	(0.16)	9.45	(3.29)	1.01	0.99	1.67	78,452	21
2019	12.58	0.13	(1.32)	(1.19)	(0.14)	(1.33)	(1.47)	9.92	(9.47)	1.01	0.99	1.23	87,893	50
2018	11.89	0.13	1.18	1.31	(0.12)	(0.50)	(0.62)	12.58	11.21	1.00	0.99	1.04	113,786	64
2017	14.38	0.08	1.27	1.35	(0.07)	(3.77)	(3.84)	11.89	13.10	1.01	0.99	0.91	127,304	139
2016	15.01	0.16	0.85	1.01	(0.17)	(1.47)	(1.64)	14.38	7.55	0.98	0.98	1.09	75,608	24
2015	17.63	0.08	(0.60)	(0.52)	(0.04)	(2.06)	(2.10)	15.01	(3.29)	0.97	0.97	0.43	99,160	27
Mid-Cap Growth Fund
2020(5)	15.04	0.01	(0.10)	(0.09)	—	(1.82)	(1.82)	13.13	(1.51)	1.05	0.99	0.08	73,146	27
2019	18.79	(0.02)	(0.78)	(0.80)	—	(2.95)	(2.95)	15.04	(2.75)	1.07	0.99	(0.16)	74,575	61
2018	15.39	(0.03)	4.42	4.39	—	(0.99)	(0.99)	18.79	29.76	1.06	0.99	(0.18)	89,028	63
2017	16.76	0.03	2.19	2.22	(0.05)	(3.54)	(3.59)	15.39	17.07	1.12	0.99	(0.07)	94,464	157
2016	20.51	0.04	(0.91)	(0.87)	—	(2.88)	(2.88)	16.76	(4.06)	1.04	0.99	0.33	39,569	59
2015	24.37	(0.08)	(0.55)	(0.63)	—	(3.23)	(3.23)	20.51	(2.61)	1.00	0.99	(0.26)	82,768	53
Small-Cap Value Fund
2020(5)	11.60	0.06	(0.81)	(0.75)	(0.11)	(0.05)	(0.16)	10.69	(6.66)	1.13	0.99	0.89	40,264	38
2019	15.03	0.09	(2.47)	(2.38)	(0.09)	(0.96)	(1.05)	11.60	(15.93)	1.14	0.99	0.78	44,586	67
2018	13.47	0.07	2.61	2.68	—	(1.12)	(1.12)	15.03	20.67	1.16	0.99	0.49	56,848	70
2017(6)	13.37	0.04	1.41	1.45	(0.09)	(1.26)	(1.35)	13.47	11.87	1.24	0.99	0.33	56,585	148
2016	12.84	0.05	1.00	1.05	—	(0.52)	(0.52)	13.37	8.47	1.14	0.99	0.40	25,522	39
2015	14.50	(0.01)	(0.84)	(0.85)	—	(0.81)	(0.81)	12.84	(5.99)	1.21	0.99	(0.14)	19,186	53

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain		Total distributions	Net asset value, end of period	Total return (2)(3)	Ratios to Average Net Assets (1)					Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
											Gross Expenses		Net Expenses (4)		Net investment income (loss) (4)
Small-Cap Core Fund
2020(5)	$11.46	$0.01	$(0.54)	$(0.53)	$(0.03)	$—		$(0.03)	$10.90	(4.65)%	1.72%		0.90%		0.20%	$12,502	36%
2019	15.23	0.04	(2.65)	(2.61)	(0.01)	(1.15)		(1.16)	11.46	(17.18)	1.65		0.90		0.22	13,235	81
2018	13.30	0.03	2.74	2.77	(0.01)	(0.83)		(0.84)	15.23	21.46	1.37		0.90		0.21	21,407	89
2017	11.64	0.01	1.89	1.90	(0.04)	(0.20)		(0.24)	13.30	16.33	1.58		0.90		0.14	17,049	90
2016	10.45	0.03	1.25	1.28	(0.01)	(0.08)		(0.09)	11.64	12.37	2.29		0.90		0.44	10,780	70
2015	10.40	0.02	0.03	0.05	—	—		—	10.45	0.48	4.77		0.90		0.17	3,632	64
Small-Cap Growth Fund
2020(5)	16.10	0.01	0.17	0.18	—	(0.30)		(0.30)	15.98	0.97	1.04		0.99		0.08	65,056	33
2019	22.48	0.01	(3.64)	(3.63)	—	(2.75)		(2.75)	16.10	(15.92)	1.05		0.99		(0.29)	68,226	61
2018	19.00	(0.03)	5.59	5.56	—	(2.08)		(2.08)	22.48	31.83	1.02		0.99		(0.21)	99,311	80
2017	16.62	(0.14)	2.52	2.38	—	—		—	19.00	14.32	1.02		1.02		(0.37)	81,259	197
2016	18.60	(0.10)	(0.64)	(0.74)	—	(1.24)		(1.24)	16.62	(3.72)	1.18		1.18		(0.21)	179,726	63
2015	22.75	(0.07)	(0.29)	(0.36)	—	(3.79)		(3.79)	18.60	(1.27)	1.15		1.15		(0.35)	339,016	59
Global Low Volatility Equity Fund
2020(5)(7)	11.49	0.06	(0.51)	(0.45)	(0.36)	(0.21)		(0.57)	10.47	(4.28)	1.22		0.85		1.17	33,399	26
2019(7)	14.05	0.38	(0.19)	0.19	(0.40)	(2.35)		(2.75)	11.49	2.48	1.37		0.85		2.67	34,335	44
2018	13.20	0.30	1.05	1.35	(0.37)	(0.13)		(0.50)	14.05	10.44	1.19		0.85		1.94	30,205	34
2017(7)	12.65	0.19	0.64	0.83	(0.20)	(0.08)		(0.28)	13.20	6.76	1.27		0.85		1.98	48,221	74
2016(7)	11.34	0.07	1.33	1.40	(0.09)	(0.00)		(0.09)	12.65	12.44	1.38		0.85		2.26	38,909	36
2015(7)	11.50	0.25	(0.26)	(0.01)	(0.10)	(0.05)		(0.15)	11.34	(0.08)	5.51		0.85		2.16	4,144	31
Disciplined International Equity Fund
2020(5)	10.03	0.11	(0.15)	(0.04)	(0.45)	—		(0.45)	9.54	(0.78)	1.07		0.91		1.28	47,809	27
2019	10.96	0.34	(1.08)	(0.74)	(0.19)	—		(0.19)	10.03	(6.64)	1.03		0.90		3.00	60,828	59
2018(7)	11.19	0.26	(0.25)	0.01	(0.24)	—		(0.24)	10.96	0.05	1.03		0.90		2.33	77,339	52
2017(7)	9.58	0.25	1.64	1.89	(0.28)	—		(0.28)	11.19	20.30	1.14		0.90		2.13	72,239	77
2016(7)(8)	10.00	0.23	(0.65)	(0.42)	—	—		—	9.58	(4.20)	1.20		0.90		2.51	67,434	64
Pyrford International Stock Fund
2020(5)(7)	12.84	0.12	(0.11)	0.01	(0.37)	—		(0.37)	12.48	(0.10)	0.94		0.94		1.04	410,577	10
2019(7)	13.18	0.33	(0.33)	—	(0.34)	—		(0.34)	12.84	0.25	0.96		0.94		2.71	486,114	16
2018(7)	13.21	0.37	(0.06)	0.31	(0.34)	—		(0.34)	13.18	2.34	0.96		0.94		2.41	485,053	20
2017(6)(7)	12.22	0.32	0.94	1.26	(0.27)	—		(0.27)	13.21	10.68	1.05		0.96		2.59	593,746	33
2016(7)	11.78	0.35	0.36	0.71	(0.27)	—		(0.27)	12.22	6.21	1.06		0.99		2.44	485,787	12
2015(7)	13.14	0.22	(1.48)	(1.26)	(0.10)	—		(0.10)	11.78	(9.63)	1.03		0.99		2.52	626,232	9
LGM Emerging Markets Equity Fund
2020(5)(7)	14.82	0.20	(0.46)	(0.26)	(0.26)	(0.08)		(0.34)	14.22	(1.88)	1.20		1.15		2.49	273,838	14
2019(7)	15.99	0.22	(0.69)	(0.47)	(0.19)	(0.51)		(0.70)	14.82	(2.76)	1.25		1.15		1.65	286,159	24
2018(7)	15.97	0.19	(0.04)	0.15	(0.13)	—		(0.13)	15.99	0.92	1.29		1.15		1.20	201,835	22
2017(6)(7)	14.08	0.15	1.84	1.99	(0.10)	—		(0.10)	15.97	14.36	1.38		1.15		1.04	157,581	40
2016(7)	12.16	0.15	1.90	2.05	(0.13)	—		(0.13)	14.08	17.12	1.39		1.15		1.07	78,851	24
2015(7)	14.33	0.16	(2.13)	(1.97)	(0.20)	—		(0.20)	12.16	(13.88)	1.34		1.15		1.15	85,034	25
Alternative Strategies Fund
2020(5)	9.32	0.01	(0.57)	(0.56)	(0.05)	—		(0.05)	8.71	(6.01)	2.24		1.45		0.23	36,801	33
2019	9.82	(0.05)	(0.45)	(0.50)	—	—		—	9.32	(5.09)	2.18	(9)	1.62	(9)	0.40	38,544	64
2018(7)	10.81	(0.05)	(0.27)	(0.32)	—	(0.67	)(10)	(0.67)	9.82	(3.31)	2.79	(9)	2.08	(9)	(0.42)	73,250	122
2017(7)	10.33	(0.09)	0.57	0.48	—	—		—	10.81	4.65	3.40	(9)	2.70	(9)	(0.67)	95,583	251
2016(7)	10.42	(0.05)	0.07	0.02	(0.01)	(0.10)		(0.11)	10.33	0.16	3.63	(9)	2.82	(9)	(0.75)	109,128	279
2015(7)(11)	10.00	(0.08)	0.50	0.42	—	—		—	10.42	4.20	4.69	(9)	2.47	(9)	(1.11)	34,261	119

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (2)(3)	Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (4)	Net investment income (loss) (4)
Ultra Short Tax-Free Fund
2020(5)	$10.09	$0.07	$0.01	$0.08	$(0.07)	$0.00	$(0.07)	$10.10	0.82%	0.37%	0.30%	1.41%	$518,866	110%
2019	10.06	0.17	0.03	0.20	(0.17)	—	(0.17)	10.09	1.98	0.37	0.30	1.66	541,859	155
2018	10.08	0.13	(0.01)	0.12	(0.13)	(0.01)	(0.14)	10.06	1.10	0.37	0.30	1.25	572,669	156
2017	10.07	0.10	0.02	0.12	(0.10)	(0.01)	(0.11)	10.08	1.15	0.39	0.30	0.94	625,691	126
2016	10.08	0.07	0.00	0.07	(0.07)	(0.01)	(0.08)	10.07	0.65	0.39	0.30	0.65	548,641	56
2015	10.09	0.06	(0.01)	0.05	(0.06)	—	(0.06)	10.08	0.50	0.35	0.30	0.59	702,324	57
Short Tax-Free Fund
2020(5)	10.29	0.09	0.03	0.12	(0.09)	—	(0.09)	10.32	1.21	0.47	0.40	1.83	142,835	33
2019	10.14	0.19	0.15	0.34	(0.19)	—	(0.19)	10.29	3.35	0.47	0.40	1.83	156,128	94
2018	10.22	0.16	(0.08)	0.08	(0.16)	—	(0.16)	10.14	0.77	0.48	0.40	1.56	182,022	95
2017	10.25	0.14	(0.03)	0.11	(0.14)	(0.00)	(0.14)	10.22	1.14	0.51	0.40	1.39	175,454	93
2016	10.20	0.13	0.07	0.20	(0.13)	(0.02)	(0.15)	10.25	1.94	0.52	0.40	1.18	168,592	39
2015	10.21	0.14	(0.01)	0.13	(0.14)	—	(0.14)	10.20	1.26	0.58	0.40	1.32	105,734	50
Short-Term Income Fund
2020(5)	9.47	0.12	0.06	0.18	(0.12)	—	(0.12)	9.53	1.86	0.44	0.35	2.38	260,316	22
2019	9.29	0.24	0.18	0.42	(0.24)	—	(0.24)	9.47	4.59	0.45	0.35	2.56	233,816	53
2018	9.40	0.20	(0.11)	0.09	(0.20)	—	(0.20)	9.29	0.92	0.46	0.35	2.06	214,068	48
2017	9.42	0.17	(0.02)	0.15	(0.17)	—	(0.17)	9.40	1.60	0.47	0.35	1.76	209,278	53
2016	9.35	0.11	0.09	0.20	(0.13)	—	(0.13)	9.42	2.12	0.45	0.35	1.16	234,507	64
2015	9.42	0.12	(0.06)	0.06	(0.13)	—	(0.13)	9.35	0.69	0.44	0.35	1.24	263,894	29
Intermediate Tax-Free Fund
2020(5)	11.59	0.16	0.17	0.33	(0.16)	—	(0.16)	11.76	2.92	0.30	0.30	2.85	1,538,644	19
2019	11.12	0.33	0.47	0.80	(0.33)	—	(0.33)	11.59	7.40	0.30	0.30	2.95	1,384,178	64
2018	11.37	0.32	(0.25)	0.07	(0.32)	—	(0.32)	11.12	0.68	0.31	0.31	2.88	894,463	45
2017	11.60	0.31	(0.20)	0.11	(0.31)	(0.03)	(0.34)	11.37	1.11	0.32	0.32	2.79	631,658	44
2016	11.26	0.28	0.36	0.64	(0.28)	(0.02)	(0.30)	11.60	5.71	0.32	0.32	2.43	601,873	42
2015	11.25	0.28	0.01	0.29	(0.28)	—	(0.28)	11.26	2.60	0.32	0.32	2.46	559,937	26
Strategic Income Fund
2020(5)	9.45	0.22	0.01	0.23	(0.22)	—	(0.22)	9.46	2.43	0.68	0.55	4.60	6,249	14
2019	9.08	0.43	0.38	0.81	(0.44)	—	(0.44)	9.45	9.23	0.70	0.55	4.65	9,117	39
2018	9.44	0.40	(0.36)	0.07	(0.43)	—	(0.43)	9.08	0.72	0.67	0.55	4.31	12,701	33
2017	9.42	0.27	0.06	0.33	(0.31)	—	(0.31)	9.44	3.58	0.65	0.55	2.68	21,550	65
2016	9.31	0.23	0.17	0.40	(0.29)	—	(0.29)	9.42	4.32	0.61	0.55	2.53	21,663	13
2015	9.35	0.24	0.01	0.25	(0.29)	—	(0.29)	9.31	2.70	0.68	0.55	2.61	22,981	44
Corporate Income Fund
2020(5)	13.64	0.23	0.33	0.56	(0.23)	—	(0.23)	13.97	4.13	0.40	0.40	3.35	264,695	11
2019	12.78	0.47	0.90	1.37	(0.47)	(0.04)	(0.51)	13.64	11.07	0.42	0.42	3.68	236,955	37
2018	13.19	0.42	(0.39)	0.03	(0.42)	(0.02)	(0.44)	12.78	0.19	0.45	0.45	3.24	140,395	31
2017	13.15	0.37	0.15	0.52	(0.37)	(0.11)	(0.48)	13.19	4.07	0.46	0.46	2.84	134,293	44
2016	12.32	0.46	0.88	1.34	(0.46)	(0.05)	(0.51)	13.15	11.28	0.47	0.47	3.77	129,429	62
2015	13.07	0.38	(0.70)	(0.32)	(0.38)	(0.05)	(0.43)	12.32	(2.53)	0.45	0.45	2.97	162,107	26
Core Plus Bond Fund
2020(5)	12.00	0.19	0.17	0.36	(0.19)	—	(0.19)	12.17	3.01	0.31	0.31	3.11	1,038,365	8
2019	11.40	0.40	0.60	1.00	(0.40)	—	(0.40)	12.00	8.99	0.33	0.33	3.48	945,420	51
2018	11.78	0.34	(0.37)	(0.03)	(0.34)	(0.01)	(0.35)	11.40	(0.20)	0.33	0.33	2.95	981,569	45
2017	11.89	0.31	(0.07)	0.24	(0.31)	(0.04)	(0.35)	11.78	2.08	0.34	0.34	2.62	975,051	34
2016	11.42	0.37	0.48	0.85	(0.38)	(0.00)	(0.38)	11.89	7.63	0.34	0.34	3.25	459,228	39
2015	11.94	0.34	(0.45)	(0.11)	(0.35)	(0.06)	(0.41)	11.42	(0.96)	0.33	0.33	2.94	472,576	25

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (2)(3)	Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (4)	Net investment income (loss) (4)
High Yield Bond Fund
2020(5)	$9.24	$0.23	$(0.22)	$0.01	$(0.23)	$—	$(0.23)	$9.02	0.12%	1.98%	0.65%	5.03%	$9,956	20%
2019	9.24	0.52	(0.00)	0.52	(0.52)	(0.00)	(0.52)	9.24	5.84	1.99	0.65	5.70	8,382	24
2018	9.57	0.50	(0.33)	0.17	(0.50)	—	(0.50)	9.24	1.87	1.75	0.65	5.36	10,462	37
2017	9.49	0.52	0.08	0.60	(0.52)	—	(0.52)	9.57	6.53	1.17	0.65	5.50	12,303	47
2016	9.41	0.50	0.08	0.58	(0.50)	—	(0.50)	9.49	6.47	0.96	0.65	5.43	34,345	51
2015	10.44	0.54	(0.79)	(0.25)	(0.54)	(0.24)	(0.78)	9.41	(2.46)	0.96	0.65	5.46	30,173	46

(1)	Annualized for periods less than one year.
(2)	Based on net asset value as of end of period date.
(3)	Not annualized for periods less than one year.
(4)	The contractual and voluntary expense waivers pursuant to Note of the financial statements are reflected in both the net expense and net investment income ratios.
(5)	For the six months ended February 29, 2020 (Unaudited).
(6)	Calculated using the average shares method.
(7)	Redemption fees consisted of per share amounts less than $0.01.
(8)	Reflects operations for the period from September 17, 2015 (inception date) to August 31, 2016.
(9)

Percentages shown include interest expense and dividends on securities sold short and overdraft expenses. Gross and net expense ratios, respectively, excluding interest expense and dividends on securities sold short and overdraft expenses are as follows:

(10)	Includes distribution to shareholders for return of capital in the amount of $0.09 per share.
(11)	Reflects operations for the period from December 16, 2014 (inception date) to August 31, 2015.

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Premier Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (2)(3)	Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (4)	Net investment income (loss) (4)
Government Money Market Fund
2020(5)	$1.00	$0.01	$—	$0.01	$(0.01)	$—	$(0.01)	$1.00	0.79%	0.25%	0.20%	1.59%	$2,422,282	—%
2019	1.00	0.02	0.00	0.02	(0.02)	(0.00)	(0.02)	1.00	2.14	0.25	0.20	2.13	2,384,545	—
2018	1.00	0.01	0.00	0.01	(0.01)	—	(0.01)	1.00	1.30	0.25	0.20	1.30	2,641,069	—
2017	1.00	0.00	0.00	0.00	0.00	0.00	0.00	1.00	0.45	0.25	0.20	0.45	2,269,361	—
2016	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.11	0.28	0.18	0.12	1,967,459	—
2015	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.28	0.08	0.01	467,294	—
Tax-Free Money Market Fund
2020(5)	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.55	0.31	0.20	1.11	275,965	—
2019	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	1.46	0.30	0.20	1.44	336,282	—
2018	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	1.05	0.31	0.20	1.07	305,424	—
2017	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	0.62	0.32	0.20	0.57	238,772	—
2016	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.17	0.28	0.16	0.13	313,954	—
2015	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	0.28	0.16	0.01	515,005	—
Prime Money Market Fund
2020(5)	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.87	0.26	0.20	1.74	252,867	—
2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.28	0.26	0.20	2.27	248,781	—
2018	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	1.50	0.27	0.20	1.52	268,487	—
2017	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	0.67	0.28	0.20	0.61	166,338	—
2016	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.22	0.20	0.20	0.21	668,609	—
2015	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	0.20	0.18	0.01	2,576,245	—
Institutional Prime Money Market Fund
2020	1.0001	0.0087	—	0.0087	(0.0087)	—	(0.0087)	1.0001	0.87	0.27	0.20	1.75	576,402	—
2019	1.0001	0.0229	—	0.0229	(0.0229)	—	(0.0229)	1.0001	2.31	0.27	0.20	2.30	560,217	—
2018	1.0001	0.0153	0.00	0.0153	(0.0153)	(0.00)	(0.0153)	1.0001	1.54	0.29	0.20	1.55	479,413	—
2017(6)	1.00	0.0074	0.0001	0.0075	(0.0074)	(0.00)	(0.0074)	1.0001	0.75	0.30	0.20	0.74	400,203	—
2016(7)	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.00	0.29	0.20	0.37	415,218	—

(1)	Annualized for periods less than one year.
(2)	Based on net asset value as of end of period date.
(3)	Not annualized for periods less than one year.
(4)	The contractual and voluntary expense waivers pursuant to Note 6 of the financial statements are reflected in both the net expense and net investment income ratios.
(5)	For the six months ended February 29, 2020 (Unaudited).
(6)

Effective October 3, 2016, the BMO Institutional Prime Money Market Fund switched the valuation method of its securities from amortized cost to reflecting changes in market values, thus allowing the Fund’s NAV to “float”. In connection with this change, the Fund’s per share NAV is now calculated to four decimals (e.g., $1.0000).

(7)	Reflects operations for the period from June 3, 2016 (inception date) to August 31, 2016.

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Retirement Class R-6 of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (2)(3)	Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (4)	Net investment income (loss) (4)
Large-Cap Value Fund
2020(5)	$13.75	$0.15	$(0.63)	$(0.48)	$(0.14)	$—	$(0.14)	$13.13	(3.67)%	0.42%	0.39%	1.90%	$34,810	40%
2019	16.62	0.31	(1.46)	(1.15)	(0.32)	(1.40)	(1.72)	13.75	(6.80)	0.45	0.39	2.15	53,513	67
2018	15.88	(0.48)	2.94	2.46	(0.27)	(1.45)	(1.72)	16.62	16.07	0.42	0.39	1.97	81,786	54
2017(6)	14.17	0.26	1.81	2.07	(0.24)	(0.12)	(0.36)	15.88	14.75	0.62	0.60	1.64	1,479	62
2016(7)	13.81	0.21	0.30	0.51	(0.15)	—	(0.15)	14.17	3.77	0.63	0.60	2.27	52	60
Large-Cap Growth Fund
2020(5)	18.20	0.06	0.15	0.21	(0.16)	(0.79)	(0.95)	17.46	0.92	0.42	0.39	0.67	212,395	27
2019	21.21	0.13	(0.44)	(0.31)	(0.15)	(2.55)	(2.70)	18.20	(0.22)	0.43	0.39	0.94	226,978	89
2018	17.62	0.11	4.52	4.63	(0.04)	(1.00)	(1.04)	21.21	27.36	0.43	0.40	0.87	60,971	57
2017	15.49	0.09	3.10	3.19	(0.16)	(0.90)	(1.06)	17.62	21.83	0.63	0.60	0.75	2,852	75
2016(7)	14.75	0.07	0.67	0.74	—	—	—	15.49	5.02	0.66	0.60	0.72	53	70
Mid-Cap Value Fund
2020(5)	9.93	0.11	(0.42)	(0.31)	(0.17)	—	(0.17)	9.45	(3.26)	0.86	0.84	1.80	10,818	21
2019	12.60	0.17	(1.35)	(1.18)	(0.16)	(1.33)	(1.49)	9.93	(9.37)	0.86	0.84	1.37	13,957	50
2018	11.90	0.14	1.19	1.33	(0.13)	(0.50)	(0.63)	12.60	11.41	0.83	0.83	1.24	31,173	64
2017	14.38	0.11	1.26	1.37	(0.08)	(3.77)	(3.85)	11.90	13.31	0.86	0.84	1.05	14,714	139
2016	15.03	0.18	0.84	1.02	(0.20)	(1.47)	(1.67)	14.38	7.65	0.83	0.83	1.28	11,332	24
2015	17.65	0.11	(0.62)	(0.51)	(0.05)	(2.06)	(2.11)	15.03	(3.19)	0.82	0.82	0.64	8,776	27
Mid-Cap Growth Fund
2020(5)	15.19	0.02	(0.11)	(0.09)	—	(1.82)	(1.82)	13.28	(1.50)	0.89	0.84	0.22	7,151	27
2019	18.91	0.02	(0.79)	(0.77)	—	(2.95)	(2.95)	15.19	(2.54)	0.92	0.84	0.01	7,980	61
2018	15.46	0.00	4.44	4.44	—	(0.99)	(0.99)	18.91	29.96	0.88	0.84	—	23,005	63
2017	16.83	0.07	2.18	2.25	(0.08)	(3.54)	(3.62)	15.46	17.22	0.97	0.84	(0.13)	592	157
2016	20.55	0.09	(0.93)	(0.84)	—	(2.88)	(2.88)	16.83	(3.89)	0.89	0.84	0.49	25	59
2015	24.38	(0.03)	(0.57)	(0.60)	—	(3.23)	(3.23)	20.55	(2.47)	0.85	0.84	(0.12)	26	53
Small-Cap Value Fund
2020(5)	11.70	0.08	(0.82)	(0.74)	(0.11)	(0.05)	(0.16)	10.80	(6.51)	0.98	0.84	1.03	7,167	38
2019	15.13	0.12	(2.50)	(2.38)	(0.09)	(0.96)	(1.05)	11.70	(15.81)	1.00	0.84	0.91	8,108	67
2018	13.53	0.04	2.68	2.72	—	(1.12)	(1.12)	15.13	20.89	0.97	0.84	0.69	14,260	70
2017(6)	13.42	0.05	1.42	1.47	(0.10)	(1.26)	(1.36)	13.53	12.05	1.09	0.84	0.37	2,653	148
2016	12.87	0.07	1.00	1.07	—	(0.52)	(0.52)	13.42	8.61	0.99	0.84	0.60	926	39
2015	14.50	(0.00)	(0.82)	(0.82)	—	(0.81)	(0.81)	12.87	(5.78)	1.06	0.84	0.01	134	53
Pyrford International Stock Fund
2020(5)(8)	12.86	0.12	(0.11)	0.01	(0.39)	—	(0.39)	12.48	(0.10)	0.79	0.79	1.18	204,805	10
2019(8)	13.20	0.34	(0.31)	0.03	(0.37)	—	(0.37)	12.86	0.44	0.81	0.79	2.86	163,829	16
2018(8)	13.22	0.35	(0.01)	0.34	(0.36)	—	(0.36)	13.20	2.55	0.81	0.79	3.32	155,368	20
2017(6)(8)	12.23	0.40	0.88	1.28	(0.29)	—	(0.29)	13.22	10.85	0.90	0.81	3.21	48,889	33
2016(8)	11.79	0.20	0.53	0.73	(0.29)	—	(0.29)	12.23	6.35	0.91	0.84	2.85	16,100	12
2015(8)	13.15	0.20	(1.45)	(1.25)	(0.11)	—	(0.11)	11.79	(9.56)	0.88	0.84	3.42	6,560	9

(1)	Annualized for periods less than one year.
(2)	Based on net asset value as of end of period date.
(3)	Not annualized for periods less than one year.
(4)	The contractual and voluntary expense waivers pursuant to Note of the financial statements are reflected in both the net expense and net investment income ratios.
(5)	For the six months ended February 29, 2020 (Unaudited).
(6)	Calculated using the average shares method.
(7)	Reflects operations for the period from December 28, 2015 (inception date) to August 31, 2016.
(8)	Redemption fees consisted of per share amounts less than $0.01.

(See Notes which are an integral part of the Financial Statements)

February 29, 2020 (Unaudited)

Notes to Financial Statements

1.	Organization

BMO Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company. As of February 29, 2020, the Corporation consisted of 31 portfolios, including 26 diversified portfolios within this semi-annual report (individually referred to as the “Fund,” or collectively as the “Funds”) each with differing share class offerings, and 5 target risk portfolios whose semi-annual report is available under a separate cover. BMO Asset Management Corp. serves as the Funds’ investment adviser (the “Adviser”), a Delaware corporation headquartered in Chicago, Illinois that is a wholly-owned subsidiary of BMO Financial Corp.

Funds	Fund Inception Date	Investment Objective
Low Volatility Equity Fund	September 28, 2012	To provide capital appreciation.
Dividend Income Fund	December 29, 2011	To provide capital appreciation and current income.
Large-Cap Value Fund	September 30, 1993	To provide capital appreciation.
Large-Cap Growth Fund	November 20, 1992	To provide capital appreciation.
Mid-Cap Value Fund	September 30, 1993	To provide capital appreciation.
Mid-Cap Growth Fund	September 30, 1993	To provide capital appreciation.
Small-Cap Value Fund	February 28, 2011	To provide capital appreciation.
Small-Cap Core Fund	December 27, 2013	To provide capital appreciation.
Small-Cap Growth Fund	October 31, 1995	To provide capital appreciation.
Global Low Volatility Equity Fund (1)	September 30, 2013	To provide capital appreciation.
Disciplined International Equity Fund (1)	September 17, 2015	To provide capital appreciation.
Pyrford International Stock Fund (1)	December 29, 2011	To provide capital appreciation.
LGM Emerging Markets Equity Fund (1)	December 22, 2008	To provide capital appreciation.
Alternative Strategies Fund (1)	December 16, 2014	To provide capital appreciation.
Ultra Short Tax-Free Fund	September 30, 2009	To provide current income exempt from federal income tax consistent with preservation of capital.
Short Tax-Free Fund	November 29, 2012	To provide current income exempt from federal income tax consistent with preservation of capital.
Short-Term Income Fund	November 1, 1992	To maximize total return consistent with current income.
Intermediate Tax-Free Fund	February 1, 1994	To provide a high level of current income exempt from federal income tax consistent with preservation of capital.
Strategic Income Fund	December 13, 1992	To maximize total return consistent with current income.
Corporate Income Fund (2)	December 22, 2008	To maximize total return consistent with current income.
Core Plus Bond Fund (3)	December 22, 2008	To maximize total return consistent with current income.
High Yield Bond Fund	December 29, 2011	To maximize total return consistent with current income.
Government Money Market Fund	May 17, 2004	To provide current income consistent with stability of principal.
Tax-Free Money Market Fund	September 22, 2004	To provide current income that is exempt from federal income tax and is consistent with stability of principal.
Prime Money Market Fund	November 23, 1992	To provide current income consistent with stability of principal.
Institutional Prime Money Market Fund	June 3, 2016	To provide current income consistent with preservation of capital.

(1)	Collectively referred to as the “International Funds.”
(2)	Formerly BMO TCH Corporate Income Fund.
(3)	Formerly BMO TCH Core Plus Bond Fund.

2.	Significant Accounting Policies

The Funds are investment companies and follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Investment Valuations—Listed equity securities are valued each trading day at the last sale price or official closing price reported on a national securities exchange, including NASDAQ. Securities listed on a foreign exchange are valued each trading day at the last closing price on the principal exchange on which they are traded immediately prior to the time for determination of Net Asset Value (“NAV”) or at fair value as discussed below. Equity securities without a reported trade, U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities with maturities of 60 days or more, unlisted securities, and private placement securities are generally valued at the mean of the latest bid and asked price

BMO Funds

as furnished by an independent pricing service. Fixed income securities that are not exchange traded are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Fixed income securities with remaining maturities of 60 days or less at the time of purchase and of sufficient credit quality are valued at amortized cost, which approximates fair value. Investments in open-end registered investment companies are valued at net asset value.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments; it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the Fund or the financial statements presented.

Securities held in certain funds may be listed on foreign exchanges that do not value their listed securities at the same time each Fund calculates its NAV. Most foreign markets close well before each Fund values its securities, generally 3:00 p.m. (Central Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.

The Pricing Committee may determine that a security needs to be fair valued if, among other things, it believes the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded, but before the time for determination of the NAV (“a subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, weather related events) or a potentially global development (such as a terrorist attack that may be expected to have an effect on investor expectations worldwide). The Funds have retained an independent fair value pricing service to assist in fair valuing foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value.

Investment Income, Expenses, and Distributions—Interest income and expenses are accrued daily. Dividend income, realized gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date except in the case of certain foreign securities, for which dividends are recorded as soon after the ex-dividend date as the Funds’ information agents become aware of such dividends. Non-cash dividends included in dividend income, if any, are recorded at fair value. Paid-in-kind interest included in interest income, if any, is accrued daily.

The Funds offer multiple classes of shares which differ in their respective distribution, administration, and service fees. All shareholders bear the common expenses of the Funds. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in class-specific expenses. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of total shares outstanding of each class without distinction between share classes.

Expenses attributable to a particular class of shares, such as shareholder servicing fees, are allocated directly to that class.

Foreign Currency Translation—The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income, and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at each reporting period, resulting from changes in the exchange rate.

Premium and Discount Amortization/Paydown Gains and Losses—Premiums and discounts on fixed income securities are amortized/accreted for tax and financial statement purposes. Gains and losses realized on principal payments of mortgage-backed and asset-backed securities (paydown gains and losses) are classified as part of interest income.

Repurchase Agreements—The Funds’ policy requires the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement, including accrued interest.

The Funds will enter into repurchase agreements only with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the Adviser (or sub-advisers, as applicable) to be creditworthy pursuant to the guidelines and/ or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Notes to Financial Statements (continued)

Short Sales—Certain Funds may sell a security they do not own in anticipation that the price of the security will decline. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund closes the short sale by purchasing the security at the market price at the time of closure. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the transaction is closed, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss potentially unlimited in size, will be recognized upon the closing of a short sale. The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the Fund closes the short sale, the Fund will experience a loss. The Fund’s loss on a short sale is the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

Futures Contracts—Certain Funds may purchase futures contracts to manage cash flows, enhance yield, or to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from, or pays to, the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

Options Contracts—Certain Funds may write covered call and put options on futures, swaps, securities, or currencies a Fund owns, or in which it may invest to create investment exposure consistent with their investment objectives. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received, or made, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security, or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security, or currency may be sold (called) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security, or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds also may purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, or currency transaction to determine the realized gain or loss.

Foreign Exchange Contracts—Certain Funds may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. Certain Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of these Funds’ foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are marked-to-market daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Total Return Basket Swaps—Certain Funds may enter into total return basket swap agreements to obtain exposure to a portfolio of long and/or short securities. Under the terms of the agreements, the swaps are designed to model a portfolio of direct investments of long and short equity positions. The value of the swap represents the accumulated value of the underlying long and short positions within the model portfolio at period end. The swap value will reflect all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation/depreciation, corporate actions, dividends, and interest. The swap value also includes finance charges and credits, primarily associated with short positions, that are based on defined market rates plus or minus a specified spread and accrued monthly. All positions within the swap are reset periodically. During a reset, the Funds have the ability to increase, reduce, add, or eliminate long and short positions within the swap, any realized gains (losses) from positions, income, proceeds from corporate actions, and accrued financing costs affect the periodic cash settlement between the Funds and the swap counterparty and are included in the swap value in net cash and other receivables (payables). Cash settlement in and out of the swap may occur at a reset date, or any other date, at the discretion of the Funds and the counterparty over the life of the agreement. A change in the market value of a swap contract is recognized as net change in unrealized appreciation/depreciation on swap contracts in the Statements of Operations. Cash settlements between a Fund and the counterparty are recognized as net realized gain

BMO Funds

(loss) from expiration or closing of swap contracts in the Statements of Operations. Total return basket swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments and include the list of security positions within the current model portfolio of the swap.

Restricted Securities—Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors.

When-Issued and Delayed Delivery Transactions—The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the commitment to purchase securities. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Money Market Funds—Rule 2a-7 under the Act effectively includes three categories of money market funds: “Government,” “Retail,” and “Institutional.” The BMO Government Money Market Fund operates as a Government money market fund. The BMO Tax-Free Money Market Fund and BMO Prime Money Market Fund operate as Retail money market funds. The BMO Institutional Prime Money Market Fund operates as an Institutional money market fund. Each money market fund is operated to comply with the various requirements of Rule 2a-7.

As a Government money market fund, the BMO Government Money Market Fund invests at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are collateralized fully (as defined in Rule 2a-7 under the Act). As Retail money market funds, BMO Tax-Free Money Market Fund and BMO Prime Money Market Fund have adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. Each Government and Retail money market fund uses the amortized cost method of valuing portfolio instruments, which approximates fair value, and seeks to transact shares at a stable $1.00 NAV per share.

As an Institutional money market fund, BMO Institutional Prime Money Market Fund operates with a floating NAV reflecting the current market-based values of its portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which generally are valued at amortized cost. BMO Institutional Prime Money Market Fund also is required to round its NAV to four decimal places (e.g., $1.0000).

The Institutional and Retail money market funds have adopted policies and procedures imposing a fee upon the sale of shares (“Liquidity Fee”) or temporarily suspending the ability to sell shares if the Fund’s liquidity falls below designated thresholds (“Redemption Gate”). The Board of Directors has chosen not to subject the BMO Government Money Market Fund to a Liquidity Fee or a Redemption Gate, and may do so in the future only with advance notice to shareholders.

Redemption Fees—The International Funds impose a 2% redemption fee on shares held for 30 days or less. All redemption fees are recorded by the International Funds as paid-in-capital.

Securities Lending—Certain Funds participate in one of two securities lending programs, providing for the lending of corporate bonds, equity, and government securities to qualified brokers, in exchange for the opportunity to earn additional income for participating. State Street Bank & Trust Company and BMO Harris Bank N.A. serve as the securities lending agents for the International Funds and non-International Funds participating in the programs, respectively. The Funds receive cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities and accrued interest loaned. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates), and money market funds. The valuation of these collateral securities is discussed in “Investment Valuations” above. When a Fund lends its portfolio securities, it is subject to the risk that it may not be able to get the portfolio securities back from the borrower on a timely basis, in which case the Fund may lose certain investment opportunities. A Fund also is subject to the risks associated with the investments of cash collateral received from the borrower.

Notes to Financial Statements (continued)

Cash collateral received as part of the International Funds securities lending program was invested in the following security as of February 29, 2020:

Description	Value
BMO Institutional Prime Money Market Fund—Premier Class, 1.550%	$42,922,652

Cash collateral received as part of the non-International Funds securities lending program was jointly pooled and invested in the following securities as of February 29, 2020(1):

Description	Value
Atlantic Asset Securitization LLC, 1.807%, 5/14/2020(2)	$4,981,500
Bank of Nova Scotia, 1.810%, 6/18/2020(2)	5,000,000
Bank of Nova Scotia, 1.890%, 5/08/2020(2)	3,501,092
Bank of Nova Scotia, 1.939%, 2/16/2021(2)	3,599,980
Bank of Nova Scotia, 1.940%, 9/03/2020(2)	3,754,897
Bedford Row Funding Corp., 1.817% (LIBOR 1 Month + 19 Basis point), 6/25/2020(3)	5,000,000
BlackRock Liquidity Funds FedFund Portfolio, 1.562%, 3/02/2020	9,469,276
BMO Government Money Market Fund, 1.217%, 3/02/2020(4)	28,000,000
BMO Institutional Prime Money Market Fund, 1.528%, 3/02/2020(4)	310,031,000
Canadian Imperial Bank of Commerce/New York NY, 1.980%, 10/09/2020(2)	3,506,054
Collateralized Commercial Paper Co. LLC, 1.817% (LIBOR 3 Month + 11 Basis point), 8/13/2020(3)	4,500,000
Collateralized Commercial Paper Co. LLC, 1.824% (LIBOR 3 Month + 5 Basis point), 10/23/2020(3)	3,500,000
Credit Agricole Corp. & Investment Bank, 1.830%, 2/03/2021(2)	3,750,000
Credit Suisse AG-New York Branch, 1.960%, 4/28/2020(2)	3,751,747
Credit Suisse AG-New York Branch, 1.960%, 5/04/2020(2)	5,002,525
Credit Suisse AG-New York Branch, 2.013% (LIBOR 3 Month + 25 Basis point), 11/02/2020(3)	3,755,250
Credit Suisse New York Branch, 1.960%, 3/06/2020(2)	5,500,396
Glencove Funding DAC, 1.681% (LIBOR 1 Week + 10 Basis point), 4/09/2020(3)	15,000,000
Glencove Funding DAC, 1.693% (LIBOR 1 Week + 10 Basis point), 9/16/2020(3)	6,500,000
Goldman Sachs, 1.830%, 6/25/2020(2)	5,201,293
HSBC Bank USA NA, 1.888% (LIBOR 1 Month + 22 Basis point), 3/05/2020(3)	3,750,191
HSBC Bank USA NA, 1.895% (LIBOR 1 Month + 23 Basis point), 3/11/2020(3)	3,500,368
JP Morgan Securities LLC, 1.931% (LIBOR 1 Month + 26 Basis point), 3/10/2020(3)	3,500,000
JP Morgan Securities LLC, 2.094% (LIBOR 3 Month + 22 Basis point), 10/07/2020(3)	3,750,000
Liberty Street Funding LLC, 1.816%, 5/06/2020(2)	3,488,386
LMA Americas LLC, 1.903%, 4/02/2020(2)	7,237,756
LMA Americas LLC, 1.904%, 4/06/2020(2)	5,489,550
LMA Americas LLC, 1.953%, 3/25/2020(2)	5,492,850
LMA Americas LLC, 2.041%, 3/10/2020(2)	3,748,088
Longship FDG DAC, 1.600%, 3/05/2020(2)	4,999,111
Macquarie Bank Ltd., 1.900%, 3/03/2020(2)	3,499,631
Manhattan Asset FDG Co LLC, 1.601%, 3/20/2020(2)	3,497,044
Manhattan Asset FDG Co LLC, 1.641%, 3/18/2020(2)	3,497,289
Manhattan Asset FDG Co LLC, 1.650%, 3/03/2020(2)	5,499,496
Mizuho Bank Ltd., 1.770% (LIBOR 1 Month + 10 Basis point), 9/08/2020(3)	3,501,169

Description	Value
Mizuho Bank Ltd., 1.820% (LIBOR 1 Month + 17 Basis point), 8/14/2020(3)	$3,502,331
Mizuho Bank Ltd., 1.926% (LIBOR 1 Month + 26 Basis point), 5/06/2020(3)	5,002,455
Mizuho Bank Ltd., 1.940%, 4/24/2020(2)	5,003,300
Natixis S.A., 1.826%, 3/12/2020(2)	3,500,340
Natixis S.A., 1.933% (LIBOR 1 Month + 26 Basis point), 5/15/2020(3)	3,502,142
Norinchukin Bank, 1.940%, 4/29/2020(2)	3,753,172
Old Line Funding LLC, 1.815% (LIBOR 1 Month + 16 Basis point), 4/01/2020(3)	4,000,000
Old Line Funding LLC, 1.992% (LIBOR 3 Month + 10 Basis point), 9/09/2020(3)	3,750,000
Regency Markets No 1 LLC, 1.612%, 3/25/2020(2)	3,995,707
Regency Markets No 1 LLC, 1.636%, 3/09/2020(2)	8,513,905
Regency Markets No 1 LLC, 1.651%, 3/16/2020(2)	6,495,531
Royal Bank of Canada, 1.840%, 6/08/2020(2)	4,000,000
Royal Bank of Canada, 1.901%, 3/13/2020(2)	3,250,238
Sheffield Receivables Co. LLC, 1.662%, 3/30/2020(2)	3,495,320
Sheffield Receivables Co. LLC, 1.940%, 6/02/2020(2)	4,975,071
Sheffield Receivables Co. LLC, 1.980%, 4/16/2020(2)	4,502,083
Skandinaviska Enskilda Banken AB, 1.894% (LIBOR 3 Month + 7 Basis point), 10/09/2020(3)	5,001,788
Skandinaviska Enskilda Banken AB, 1.995%, 1/04/2021(2)	3,501,458
Skandinaviska Enskilda Banken AB, 2.059% (LIBOR 3 Month + 15 Basis point), 10/02/2020(3)	4,754,123
Starbird Funding Corp., 1.887% (LIBOR 1 Month + 26 Basis point), 3/25/2020(3)	5,000,000
Starbird Funding Corp., 1.946% (LIBOR 1 Month + 28 Basis point), 4/06/2020(3)	3,500,000
Sumitomo Mitsui Banking Corp., 1.899% (LIBOR 1 Month + 27 Basis point), 4/24/2020(3)	3,751,624
Sumitomo Mitsui Banking Corp., 1.912% (LIBOR 1 Month + 25 Basis point), 3/04/2020(3)	6,250,287
Sumitomo Mitsui Banking Corp., 1.993%, 8/20/2020(2)	5,009,744
Svenska Handelsbanken AB, 1.863%, 1/04/2021(2)	3,504,851
Thunder Bay Funding LLC, 1.921% (LIBOR 1 Month + 25 Basis point), 6/08/2020(3)	9,000,000
Toronto-Dominion Bank, 1.850%, 6/15/2020(2)	5,000,000
Toronto-Dominion Bank, 2.000%, 9/30/2020(2)	3,750,135
Toyota Motor Credit Corp., 1.745% (LIBOR 3 Month + 5 Basis point), 11/13/2020(3)	3,750,000
Toyota Motor Credit Corp., 1.783% (LIBOR 3 Month + 10 Basis point), 8/18/2020(3)	5,000,000
Toyota Motor Credit Corp., 1.838% (LIBOR 1 Month + 18 Basis point), 4/09/2020(3)	5,500,000
Victory Receivables Corp., 1.802%, 3/18/2020(2)	3,097,365
Westpac Banking Corp., 1.920%, 8/14/2020(2)	3,503,919
Other(2)	(84,332)

Total	$647,788,496

(1)	The collateral pool is managed by the fixed income group within the Adviser. Each Fund owns a pro-rata interest in the collateral pool determined by the value of securities on loan for such Fund.
(2)	Each issue shows the rate of the discount at the time of purchase.
(3)

Denotes a floating rate security. Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of February 29, 2020.

(4)	Denotes an investment in an affiliated entity. Please refer to Note 6, subsection Investments in Affiliated Issuers, in the Notes to Financial Statements.

BMO Funds

Federal Income Taxes—The policies and procedures of the Funds require compliance with Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended, and distribution to shareholders each year of substantially all of their income. Accordingly, no provision for federal tax are necessary. Withholding taxes on foreign dividends and unrealized appreciation on investments have been provided for in accordance with the applicable country’s tax rules and rates.

Commitments and Contingencies—In the normal course of business, the Corporation enters into contracts that provide general indemnifications to other parties. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation that have not yet occurred. However, the Corporation has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Other—Investment transactions are accounted for on a trade date basis. Net realized gains and losses on securities are computed on the basis of specific security lot identification.

3.	Fair Value Measurement

Fair Valuation Measurement defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when a significant decrease occurs in the trade volume and/or frequency for an asset, when a transaction is not orderly, and how that information must be incorporated into fair value measurement.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 effective with the current reporting period as permitted by the standard. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

Various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3—significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

For the period ended February 29, 2020, the Funds had no investments in private investment funds, and there were no investments excluded from the fair value hierarchy.

The following is a summary of the inputs used, as of February 29, 2020, in valuing the Funds’ assets:

	Low Volatility Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$263,910,727	$—	$—	$263,910,727
Short-Term Investments	12,497,892	49,729,451	—	62,227,343

Total	$276,408,619	$49,729,451	$—	$326,138,070

	Dividend Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$285,291,021	$—	$—	$285,291,021
Short-Term Investments	6,050,495	63,732,746	—	69,783,241

Total	$291,341,516	$63,732,746	$—	$355,074,262

	Large-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$314,023,884	$—	$—	$314,023,884
Short-Term Investments	6,315,640	75,555,943	—	81,871,583

Total	$320,339,524	$75,555,943	$—	$395,895,467

	Large-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$417,287,223	$—	$—	$417,287,223
Short-Term Investments	11,899,190	65,262,013	—	77,161,203

Total	$429,186,413	$65,262,013	$—	$494,448,426

Notes to Financial Statements (continued)

	Mid-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$120,365,092	$—	$—	$120,365,092
Short-Term Investments	1,385,866	30,444,460	—	31,830,326

Total	$121,750,958	$30,444,460	$—	$152,195,418

	Mid-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$91,453,044	$—	$—	$91,453,044
Short-Term Investments	1,113,622	33,461,108	—	34,574,730

Total	$92,566,666	$33,461,108	$—	$126,027,774

	Small-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$48,890,074	$—	$—	$48,890,074
Short-Term Investments	850,385	16,668,243	—	17,518,628

Total	$49,740,459	$16,668,243	$—	$66,408,702

	Small-Cap Core Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$12,825,959	$—	$—	$12,825,959
Short-Term Investments	386,326	5,985,469	—	6,371,795

Total	$13,212,285	$5,985,469	$—	$25,167,384

	Small-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$91,129,680	$—	$—	$91,129,680
Short-Term Investments	1,428,856	37,272,087	—	38,700,943

Total	$92,558,536	$37,272,087	$—	$167,004,082

	Global Low Volatility Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$68,155	$—	$—	$68,155
Belgium	—	230,424	—	230,424
Bermuda	305,114	—	—	305,114
Brazil	335,409	—	—	335,409
Canada	3,289,834	—	—	3,289,834
China	—	355,747	—	355,747
Czech Republic	—	632,785	—	632,785
Germany	—	314,423	—	314,423
Hong Kong	—	2,285,774	—	2,285,774
Hungary	—	88,670	—	88,670
Israel	—	562,723	—	562,723
Italy	—	1,520,655	—	1,520,655
Japan	—	4,769,548	—	4,769,548
Malaysia	—	772,319	—	772,319
Mexico	413,255	—	—	413,255
Netherlands	—	692,112	—	692,112
New Zealand	—	1,308,954	—	1,308,954
Philippines	—	1,144,097	—	1,144,097
Portugal	—	107,000	—	107,000
Singapore	—	1,346,873	—	1,346,873
South Africa	—	342,198	—	342,198
Spain	—	256,710	—	256,710
Switzerland	—	323,313	—	323,313
Taiwan	—	1,558,280	—	1,558,280
United Kingdom	—	279,459	—	279,459
United States	9,886,156	—	—	9,886,156
Short-Term Investments	174,793	—	—	174,793

Total	$14,472,716	$18,892,064	$—	$33,364,780

	Disciplined International Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$4,821,321	$—	$4,821,321
Denmark	—	2,636,442	—	2,636,442
Finland	—	1,070,210	—	1,070,210
France	—	3,689,614	—	3,689,614
Germany	—	2,567,569	—	2,567,569
Hong Kong	—	1,279,069	—	1,279,069
Israel	—	686,181	—	686,181
Italy	144,590	2,818,854	—	2,963,444
Japan	—	10,082,996	—	10,082,996
Netherlands	692,872	2,204,448	—	2,897,320
Norway	—	767,897	—	767,897
Singapore	—	1,888,553	—	1,888,553
Spain	—	780,710	—	780,710
Sweden	—	413,320	—	413,320
Switzerland	889,195	4,061,598	—	4,950,793
United Kingdom	—	5,233,135	—	5,233,135
Limited Partnership Units
Germany	—	230,211	—	230,211
Short-Term Investments	1,180,806	—	—	1,180,806

Total	$2,907,463	$45,232,128	$—	$48,139,591

	Pyrford International Stock Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$66,699,377	$—	$66,699,377
Finland	—	19,574,897	—	19,574,897
France	—	57,199,558	—	57,199,558
Germany	—	41,731,866	—	41,731,866
Hong Kong	—	30,127,059	—	30,127,059
Japan	—	70,277,364	—	70,277,364
Malaysia	—	18,383,246	—	18,383,246
Netherlands	—	19,432,377	—	19,432,377
Norway	—	10,230,398	—	10,230,398
Singapore	—	30,365,694	—	30,365,694
Sweden	—	15,443,312	—	15,443,312
Switzerland	—	86,699,624	—	86,699,624
Taiwan	—	23,391,712	—	23,391,712
United Kingdom	—	87,599,473	—	87,599,473
Preferred Stocks
Germany	—	11,950,045	—	11,950,045
Short-Term Investments	53,929,975	—	—	53,929,975

Total	$53,929,975	$589,106,002	$—	$643,035,977

	LGM Emerging Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$8,185,664	$—	$—	$8,185,664
Cayman Islands	—	7,295,227	—	7,295,227
Chile	2,430,520	—	—	2,430,520
China	7,772,418	41,230,701	—	49,003,119
Egypt	—	12,265,078	—	12,265,078
Hong Kong	—	18,777,733	—	18,777,733
India	—	45,934,333	—	45,934,333
Indonesia	—	16,358,796	—	16,358,796
Jersey	—	5,800,812	—	5,800,812
Malaysia	—	3,812,648	—	3,812,648
Mexico	15,903,325	—	—	15,903,325
Netherlands	—	6,295,513	—	6,295,513
Nigeria	—	3,144,755	—	3,144,755
Peru	3,764,253	—	—	3,764,253
Philippines	—	8,323,903	—	8,323,903
Russia	—	11,903,927	—	11,903,927
South Africa	—	22,080,867	—	22,080,867
Thailand	2,618,977	—	—	2,618,977
United States	8,470,988	—	—	8,470,988
Vietnam	—	6,148,346	—	6,148,346
Common Stock Units	7,922,664	—	—	7,922,664
Short-Term Investments	24,994,405	—	—	24,994,405

Total	$82,063,214	$209,372,639	$—	$291,435,853

BMO Funds

	Alternative Strategies Fund
	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$—	$338,692	$—	$338,692
Bermuda	130,178	—	—	130,178
Canada	959,884	—	—	959,884
Cayman Islands	—	31,071	—	31,071
China	—	22,153	—	22,153
Denmark	—	331,515	—	331,515
France	—	85,092	—	85,092
Germany	—	12,886	—	12,886
Hong Kong	—	269,095	—	269,095
Indonesia	—	164,559	—	164,559
Italy	—	459,365	—	459,365
Japan	—	721,136	—	721,136
Malaysia	—	17,615	—	17,615
Netherlands	—	186,816	—	186,816
New Zealand	—	309,073	—	309,073
Norway	—	68,322	—	68,322
Poland	—	66,999	—	66,999
Singapore	—	304,876	—	304,876
South Korea	—	321,922	—	321,922
Sweden	—	30,129	—	30,129
Switzerland	—	268,184	—	268,184
Taiwan	—	268,975	—	268,975
Trinidad	—	10,221	—	10,221
United Kingdom	—	571,814	—	571,814
United States	3,085,303	—	—	3,085,303
Limited Partnership Units	—	37,762	—	37,762
Short-Term Investments	24,274,768	—	—	24,274,768

Total	$28,450,133	$4,898,272	$—	$33,348,405

	Ultra Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$6,000,000	$540,774,663	$—	$546,774,663
Repurchase Agreements	—	166,899	—	166,899
Short-Term Investments	—	5,000,000	—	5,000,000

Total	$6,000,000	$545,941,562	$—	$551,941,562

	Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$500,000	$145,164,365	$—	$145,664,365
Repurchase Agreements	—	200,705	—	200,705

Total	$500,000	$145,365,070	$—	$145,865,070

	Short-Term Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$52,767,555	$—	$52,767,555
Collateralized Mortgage Obligations	—	17,072,492	—	17,072,492
Commercial Mortgage Securities	—	13,177,154	—	13,177,154
Corporate Bonds & Notes	—	126,418,748	—	126,418,748
U.S. Government & U.S. Government Agency Obligations	—	28,115,663	—	28,115,663
U.S. Government Agency-Mortgage Securities	—	3,452,547	—	3,452,547
Short-Term Investments	12,255,775	58,201,000	—	70,456,775

Total	$12,255,775	$299,205,159	$—	$311,460,934

	Intermediate Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$3,500,000	$2,069,666,004	$—	$2,073,166,004
Repurchase Agreements	—	175,652	—	175,652

Total	$3,500,000	$2,069,841,656	$—	$2,073,341,656

	Strategic Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$163,584	$—	$163,584
Collateralized Mortgage Obligations	—	7,836,367	—	7,836,367
Commercial Mortgage Securities	—	2,182,636	—	2,182,636
Corporate Bonds & Notes	—	55,015,727	—	55,015,727
U.S. Government Agency-Mortgage Securities	—	5,749,923	—	5,749,923
Short-Term Investments	395,311	15,654,671	—	16,049,982

Total	$395,311	$86,602,908	$—	$86,998,219

	Corporate Income Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$357,675,917	$—	$357,675,917
Municipals	—	509,415	—	509,415
Short-Term Investments	23,821,125	83,325,574	—	107,146,699

Total	$23,821,125	$441,510,906	$—	$465,332,031

	Core Plus Bond Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$17,507,730	$—	$17,507,730
Collateralized Mortgage Obligations	—	43,733,689	—	43,733,689
Commercial Mortgage Securities	—	55,840,076	—	55,840,076
Corporate Bonds & Notes	—	385,341,624	—	385,341,624
Municipals	—	305,649	—	305,649
U.S. Government & U.S. Government Agency Obligations	—	291,141,292	—	291,141,292
U.S. Government Agency-Mortgage Securities	—	306,325,803	—	306,325,803
Short-Term Investments	19,960,085	142,554,344	—	162,514,429

Total	$19,960,085	$1,242,750,207	$—	$1,262,710,292

	High Yield Bond Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$10,161,745	$—	$10,161,745
Short-Term Investments	357,708	2,670,259	—	3,027,967

Total	$357,708	$12,832,004	$—	$13,189,712

Notes to Financial Statements (continued)

	Government Money Market Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$—	$126,042,444	$—	$126,042,444
Repurchase Agreements	—	1,388,317,875	—	1,388,317,875
U.S. Government & U.S. Government Agency Obligations	—	725,609,918	—	725,609,918
U.S. Government Agency-Mortgage Securities	—	762,663,601	—	762,663,601
U.S. Treasury Bills	—	80,993,235	—	80,993,235

Total	$—	$3,083,627,073	$—	$3,083,627,073

	Tax-Free Money Market Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$315,122,098	$—	$315,122,098
Mutual Funds	—	7,416,607	—	7,416,607

Total	$—	$322,538,705	$—	$322,538,705

	Prime Money Market Fund
	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$104,070,224	$—	$104,070,224
Commercial Paper	—	289,788,660	—	289,788,660
Municipals	—	6,880,000	—	6,880,000
Mutual Funds	—	21,119,821	—	21,119,821
Repurchase Agreements	—	48,087,209	—	48,087,209

Total	$—	$469,945,914	$—	$469,945,914

	Institutional Prime Money Market Fund
	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$114,392,916	$—	$114,392,916
Commercial Paper	—	363,394,479	—	363,394,479
Municipals	—	5,000,000	—	5,000,000
Mutual Funds	—	20,824,691	—	20,824,691
Repurchase Agreements	—	75,000,000	—	75,000,000

Total	$—	$578,612,086	$—	$578,612,086

(1)	All sub-categories within Common Stocks and Preferred Stocks represent either entire Level 1 or Level 2 evaluation status.
(2)

The following is a summary of other financial instruments that are derivative investments not reflected in the Schedules of Investments, such as futures contracts, forwards contracts and swap agreements. Amounts below are the unrealized appreciation (depreciation) on these investments.

	Unrealized Appreciation/Depreciation On Other Financial Instruments
Fund	Level 1	Level 2	Level 3	Total
Alternative Strategies Fund:
Long Futures Contracts	$(557,809)	$—	$—	$(557,809)
Short Futures Contracts	114,955	—	—	114,955

Total Futures Contracts	$(442,854)	$—	$—	$(442,854)

Long Forward Contracts	$—	$560,678	$—	$560,678
Short Forward Contracts	—	(580,442)	—	(580,442)

Total Forward Contracts	$—	$(19,764)	$—	$(19,764)

	Unrealized Appreciation/Depreciation On Other Financial Instruments
Fund	Level 1	Level 2	Level 3	Total
Total Return Swap Agreements	$—	$(70,820)	$—	$(70,820)

It is the Funds’ policy to recognize transfers between category levels at the end of the period. As described in Note 2, the Funds’ have retained an independent pricing service to fair value foreign equity securities for events occurring after the close of the market in which the security is principally traded. There were no transfers between categorization levels at the end of this period.

4.	Derivative Holdings and Activity Detail

Derivatives and Hedging Disclosures—Derivatives and hedging require enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial positions, performance and cash flows. For the period ended February 29, 2020, certain strategies within the Alternative Strategies Fund utilized all derivatives for the purposes of generating and enhancing total return.

During the period ended February 29, 2020, the Alternative Strategies Fund had average quarterly contracts or notional values outstanding:

Average Quarterly Contracts		Average Quarterly Notional Values		Long Total Return Swaps	Short Total Return Swaps
Long Futures	Short Futures	Long Forwards	Short Forwards
411	37	$25,029,272	$19,178,864	$7,976,181	$11,485,320

BMO Funds

The effects of these derivative instruments on the Alternative Strategies Fund’s financial positions and financial performance are reflected in the Statements of Assets and Liabilities and Statements of Operations, and are presented in the table below. The values of derivative instruments as of February 29, 2020 by risk category are as follows:

	Statement of Asset and Liabilities	Statement of Operations
Fund/Financial Instrument Type	Amount	Realized Gain(Loss)	Net Change in Appreciation (Depreciation)
Alternative Strategies Fund
Interest rate futures contracts:
Receivables for daily variation margin	$500,414
Payables for daily variation margin	(24,957)

Net	475,457	$86,656	$344,324

Equity futures contracts:
Receivables for daily variation margin	139,912
Payables for daily variation margin	(1,058,223)

Net	(918,311)	244,819	(956,592)

Total receivables for interest rate and equity futures contracts	640,326
Total payables for interest rate and equity futures contracts	(1,083,180)

Net	$(442,854)	$331,475	$(612,268)

Forward foreign exchange contracts:
Receivables for forward foreign exchange contracts	$598,238
Payables for forward foreign exchange contracts	(618,002)

Net	$(19,764)	$(75,797)	$(154,322)

Equity total return swap contracts:
Receivables for swap contracts	$1,388,720
Payable for swap contracts	(1,459,540)

Net	$(70,820)	$(1,594,316)	$80,330

Offsetting of Assets and Liabilities—Disclosures about offsetting assets and liabilities require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. As of February 29, 2020, master netting arrangements exist for swap contracts in the Funds. The Funds’ Statements of Assets and Liabilities (“SAL”) presents derivative instruments on a gross basis, therefore, no net amounts and no offset amounts exist within the SAL to present below. Gross amounts of the derivative instruments, amounts related to financial instruments/cash collateral not offset in the SAL and net amounts are presented below:

	Derivative Assets			Derivative Liabilities			Net Derivative Assets (Liabilities)	Collateral Pledged (Received)(1)
Fund/Counterparty	Forward Currency Contracts	Futures Contracts	Swaps	Forward Currency Contracts	Futures Contracts	Swaps		Financial Instruments	Cash	Net Amount
Alternative Strategies Fund
Bank of America Merrill Lynch (OTC)	$379,850	$—	$—	$(434,893)	$—	$—	$(55,043)	$—	$—	$(55,043)
Bank of Montreal (OTC)	—	—	—	(13,173)	—	—	(13,173)	—	—	(13,173)
Barclays Bank PLC (OTC)	43,343	—	—	(984)	—	—	42,359	—	—	42,359
BNP Paribas, N.A. (OTC)	47,862	—	—	(27,625)	—	—	20,237	—	—	20,237
Canadian Imperial Bank of Commerce (OTC)	440	—	—	—	—	—	440	—	—	440
Citigroup Global Market, Ltd. (OTC)	2,176	—	—	—	—	—	2,176	—	—	2,176
HSBC Bank (USA) (OTC)	—	—	—	(53,121)	—	—	(53,121)	—	—	(53,121)
Royal Bank of Canada (UK) (OTC)	—	—	—	(6,957)	—	—	(6,957)	—	—	(6,957)
Societe Generale (OTC)	13,879	—	—	—	—	—	13,879	—	—	13,879
Westpac Banking Corporation (OTC)	110,688	—	—	(81,249)	—	—	29,439	—	—	29,439
JPMorgan Chase & Co.	—	—	1,388,720	—	—	(1,459,540)	(70,820)	—	70,820	—

(1)	Collateral pledged may exceed amount of liability balance.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Notes to Financial Statements (continued)

5.	Capital Stock

The Articles of Incorporation permit the Directors to issue an indefinite number of full and fractional shares of common stock, par value $0.0001 per share. Transactions in capital stock were as follows:

	Low Volatility Equity Fund		Dividend Income Fund
	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$—	$—	$—	$—
Advisor class of shares	21,157,319	9,668,503	718,475	12,698,198
Institutional class of shares	111,513,267	115,023,562	36,643,974	222,394,639
Retirement class R-6 of shares	—	—	—	—

Net proceeds from sale of shares	132,670,586	124,692,065	37,362,449	235,092,837
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	—	—	—	—
Advisor class of shares	1,120,152	2,438,172	176,034	543,537
Institutional class of shares	5,495,304	10,010,513	3,364,423	11,190,903
Retirement class R-6 of shares	—	—	—	—

Net proceeds from shares issued:	6,615,456	12,448,685	3,540,457	11,734,440
Cost of shares redeemed:
Investor class of shares	—	—	—	—
Advisor class of shares	(10,052,957)	(9,069,238)	(2,841,995)	(3,157,993)
Institutional class of shares	(50,232,711)	(50,564,468)	(48,211,654)	(70,626,503)
Retirement class R-6 of shares	—	—	—	—

Net cost of shares redeemed	(60,285,668)	(59,633,706)	(51,053,649)	(73,784,496)
Redemption fees	—	—	—	—
Net change resulting from fund share transactions in dollars	$79,000,374	$77,507,044	$(10,150,743)	$173,042,781

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	—	—	—	—
Advisor class of shares	1,341,840	641,978	48,522	890,265
Institutional class of shares	7,041,375	7,766,860	2,466,759	15,839,792
Retirement class R-6 of shares	—	—	—	—

Net sale of shares	8,383,215	8,408,838	2,515,281	16,730,057
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	—	—	—	—
Advisor class of shares	71,866	171,813	11,862	38,845
Institutional class of shares	351,001	700,704	227,925	803,639
Retirement class R-6 of shares	—	—	—	—

Net shares issued	422,867	872,517	239,787	842,484
Shares redeemed:
Investor class of shares	—	—	—	—
Advisor class of shares	(631,822)	(606,674)	(187,950)	(227,462)
Institutional class of shares	(3,145,992)	(3,387,527)	(3,252,488)	(5,024,544)
Retirement class R-6 of shares	—	—	—	—

Net shares redeemed	(3,777,814)	(3,994,201)	(3,440,438)	(5,252,006)

Net change resulting from fund share transactions in shares	5,028,268	5,287,154	(685,370)	12,320,535

BMO Funds

Large-Cap Value Fund		Large-Cap Growth Fund		Mid-Cap Value Fund		Mid-Cap Growth Fund
Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019

$—	$—	$1,118,412	$5,143,147	$—	$—	$—	$—
395,228	702,179	17,235	754,845	621,139	1,384,665	313,528	805,182
100,870,147	44,351,441	17,114,665	66,582,901	6,920,370	11,581,825	6,808,010	8,697,238
9,803,012	21,893,752	19,511,246	216,486,685	529,818	7,761,178	291,537	6,575,320

111,068,387	66,947,372	37,761,558	288,967,578	8,071,327	20,727,668	7,413,075	16,077,740

—	—	2,703,872	7,903,690	—	—	—	—
140,652	2,194,121	29,377	116,339	445,269	5,843,113	1,745,071	2,598,569
2,230,958	28,839,817	6,990,904	31,915,301	1,285,239	12,747,841	9,036,497	12,929,680
529,860	8,385,292	11,948,943	9,011,688	215,944	3,943,242	919,723	3,595,774

2,901,470	39,419,230	21,673,096	48,947,018	1,946,452	22,534,196	11,701,291	19,124,023

—	—	(4,782,188)	(10,901,192)	—	—	—	—
(1,802,231)	(3,014,034)	(102,818)	(859,315)	(6,268,081)	(12,282,708)	(1,946,092)	(2,413,973)
(42,922,485)	(81,627,562)	(25,904,670)	(169,560,029)	(14,129,449)	(26,636,484)	(7,152,785)	(20,445,365)
(29,225,660)	(45,115,132)	(38,835,339)	(53,953,905)	(3,507,287)	(22,367,984)	(1,058,544)	(20,814,797)

(73,950,376)	(129,756,728)	(69,625,015)	(235,274,441)	(23,904,817)	(61,287,176)	(10,157,421)	(43,674,135)
—	—	—	—	50	—	—	—
$40,019,481	$(23,390,126)	$(10,190,361)	$102,640,155	$(13,886,988)	$(18,025,312)	$8,956,945	$(8,472,372)

—	—	60,269	285,200	—	—	—	—
27,360	48,101	929	39,698	58,057	130,653	22,255	54,552
7,029,994	3,087,120	913,967	3,686,092	656,536	1,120,182	455,197	568,485
690,169	1,551,696	1,042,691	12,113,349	50,530	720,902	19,467	440,599

7,747,523	4,686,917	2,017,856	16,124,339	765,123	1,971,737	496,919	1,063,636

—	—	149,965	481,932	—	—	—	—
9,780	158,402	1,631	7,102	41,809	581,404	131,406	200,507
154,688	2,079,204	384,116	1,928,417	121,709	1,278,620	636,821	943,084
36,773	603,955	655,455	543,856	20,449	395,511	64,092	260,186

201,241	2,841,561	1,191,167	2,961,307	183,967	2,255,535	832,319	1,403,777

—	—	(257,402)	(626,865)	—	—	—	—
(124,930)	(211,798)	(5,611)	(48,183)	(587,551)	(1,165,342)	(139,433)	(165,917)
(2,949,467)	(6,116,012)	(1,381,358)	(9,504,674)	(1,332,607)	(2,584,495)	(477,505)	(1,291,903)
(1,966,306)	(3,186,393)	(2,008,913)	(3,058,871)	(331,598)	(2,186,144)	(70,559)	(1,391,659)

(5,040,703)	(9,514,203)	(3,653,284)	(13,238,593)	(2,251,756)	(5,935,981)	(687,497)	(2,849,479)

2,908,061	(1,985,725)	(444,261)	5,847,053	(1,302,666)	(1,708,709)	641,741	(382,066)

Notes to Financial Statements (continued)

	Small-Cap Value Fund		Small-Cap Core Fund
	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019
Capital stock transactions in dollars:
Proceeds from sale of shares:
Advisor class of shares	$29,789	$305,655	$31,260	$25,507
Institutional class of shares	2,761,616	7,431,075	328,955	4,568,187
Retirement class R-6 of shares	843,376	4,775,499	—	—
Class F-3 of shares	—	—	—	—

Net proceeds from sale of shares	3,634,781	12,512,229	360,215	4,593,694
Net asset value of shares issued to shareholders in payment of distributions declared:
Advisor class of shares	32,323	310,252	1,438	162,495
Institutional class of shares	590,699	3,876,070	27,054	1,547,491
Retirement class R-6 of shares	103,017	1,032,489	—	—
Class F-3 of shares	—	—	—	—

Net proceeds from shares issued:	726,039	5,218,811	28,492	1,709,986
Cost of shares redeemed:
Advisor class of shares	(523,998)	(1,168,307)	(88,542)	(1,825,618)
Institutional class of shares	(4,348,781)	(10,640,892)	(455,667)	(8,644,047)
Retirement class R-6 of shares	(1,335,471)	(9,068,159)	—	—
Class F-3 of shares	—	—	—	—

Net cost of shares redeemed	(6,208,250)	(20,877,358)	(544,209)	(10,469,665)
Redemption fees	—	—	—	—
Net change resulting from fund share transactions in dollars	$(1,847,430)	$(3,146,318)	$(155,502)	$(4,165,985)

Capital stock transactions in shares:
Sale of shares:
Advisor class of shares	2,415	24,728	2,752	1,890
Institutional class of shares	224,852	604,137	27,409	367,782
Retirement class R-6 of shares	70,001	384,484	—	—
Class F-3 of shares	—	—	—	—

Net sale of shares	297,268	1,013,349	30,161	369,672
Shares issued to shareholders in payment of distributions declared:
Advisor class of shares	2,639	26,815	118	14,305
Institutional class of shares	47,483	329,598	2,204	134,916
Retirement class R-6 of shares	8,202	87,130	—	—
Class F-3 of shares	—	—	—	—

Net shares issued	58,324	443,543	2,322	149,221
Shares redeemed:
Advisor class of shares	(42,837)	(96,723)	(7,426)	(152,050)
Institutional class of shares	(351,979)	(871,408)	(36,672)	(753,886)
Retirement class R-6 of shares	(107,435)	(720,951)	—	—
Class F-3 of shares	—	—	—	—

Net shares redeemed	(502,251)	(1,689,082)	(44,098)	(905,936)

Net change resulting from fund share transactions in shares	(146,659)	(232,190)	(11,615)	(387,043)

(1)	Reflects operations for the period from September 1, 2018, to December 28, 2018 (termination of Retirement class F-3 of shares).

BMO Funds

Small-Cap Growth Fund		Global Low Volatility Equity Fund		Disciplined International Equity Fund		Pyrford International Stock Fund
Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019

$326,247	$2,309,900	$111,430	$497,821	$4,342	$2,561	$265,778	$109,625
3,647,343	19,667,795	2,289,066	7,667,583	7,768,675	21,708,859	19,495,547	114,884,836
—	—	—	—	—	—	70,964,844	64,243,843
—	—	—	—	—	—	—	160,508	(1)

3,973,590	21,977,695	2,400,496	8,165,404	7,773,017	21,711,420	90,726,169	179,398,812

539,869	6,414,028	32,275	48,910	1,704	1,185	65,462	113,890
1,212,685	11,739,150	1,751,547	5,898,232	1,332,077	1,340,341	10,131,885	10,702,009
—	—	—	—	—	—	5,676,558	4,754,416
—	—	—	—	—	—	—	1,250	(1)

1,752,554	18,153,178	1,783,822	5,947,142	1,333,781	1,341,526	15,873,905	15,571,565

(4,733,604)	(16,029,451)	(673,852)	(177,171)	(2,014)	(33,953)	(1,420,338)	(1,449,652)
(7,699,571)	(35,574,445)	(1,720,095)	(4,378,589)	(20,374,838)	(32,796,756)	(96,154,647)	(111,399,473)
—	—	—	—	—	—	(28,036,630)	(56,842,037)
—	—	—	—	—	—	—	(7,783,586	)(1)

(12,433,175)	(51,603,896)	(2,393,947)	(4,555,760)	(20,376,852)	(32,830,709)	(125,611,615)	(177,474,748)
10	—	5	4	38,329	—	639	7,393
$(6,707,021)	$(11,473,023)	$1,790,376	$9,556,790	$(11,231,725)	$(9,777,763)	$(19,010,902)	$17,503,022

20,085	132,193	9,604	43,760	413	251	19,305	8,503
213,234	1,153,609	197,271	689,325	728,060	2,078,327	1,438,636	9,063,446
—	—	—	—	—	—	5,297,559	5,014,709
—	—	—	—	—	—	—	12,198	(1)

233,319	1,285,802	206,875	733,085	728,473	2,078,578	6,755,500	14,098,856

33,040	425,898	2,887	4,533	164	123	4,803	9,435
70,464	742,514	155,555	544,117	128,208	139,474	760,081	904,650
—	—	—	—	—	—	425,848	401,895
—	—	—	—	—	—	—	106	(1)

103,504	1,168,412	158,442	548,650	128,372	139,597	1,190,732	1,316,086

(293,092)	(999,522)	(59,078)	(14,712)	(187)	(3,338)	(103,009)	(113,979)
(449,201)	(2,077,157)	(153,321)	(394,255)	(1,907,997)	(3,208,824)	(7,147,469)	(8,909,877)
—	—	—	—	—	—	(2,058,184)	(4,442,295)
—	—	—	—	—	—	—	(617,942	)(1)

(742,293)	(3,076,679)	(212,399)	(408,967)	(1,908,184)	(3,212,162)	(9,308,662)	(14,084,093)

(405,470)	(622,465)	152,918	872,768	(1,051,339)	(993,987)	(1,362,430)	1,330,849

Notes to Financial Statements (continued)

	LGM Emerging Markets Equity Fund		Alternative Strategies Fund
	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019
Capital stock transactions in dollars:
Proceeds from sale of shares:
Advisor class of shares	$267,913	$1,942,673	$28	$875
Institutional class of shares	19,979,361	182,622,433	5,470,475	15,070,328

Net proceeds from sale of shares	20,247,274	184,565,106	5,470,503	15,071,203
Net asset value of shares issued to shareholders in payment of distributions declared:
Advisor class of shares	88,930	171,004	113	—
Institutional class of shares	5,708,568	8,013,010	207,621	—

Net proceeds from shares issued:	5,797,498	8,184,014	207,734	—
Cost of shares redeemed:
Advisor class of shares	(1,324,414)	(1,548,285)	—	(47,396)
Institutional class of shares	(26,679,462)	(88,760,017)	(4,864,165)	(46,209,815)

Net cost of shares redeemed	(28,003,876)	(90,308,302)	(4,864,165)	(46,257,211)
Redemption fees	2,623	1,285	—	—
Net change resulting from fund share transactions in dollars	$(1,956,481)	$102,442,103	$814,072	$(31,186,008)

Capital stock transactions in shares:
Sale of shares:
Advisor class of shares	17,734	130,398	3	93
Institutional class of shares	1,302,985	12,069,702	597,860	1,592,774

Net sale of shares	1,320,719	12,200,100	597,863	1,592,867
Shares issued to shareholders in payment of distributions declared:
Advisor class of shares	5,897	11,917	13	—
Institutional class of shares	381,079	561,636	22,865	—

Net shares issued	386,976	573,553	22,878	—
Shares redeemed:
Advisor class of shares	(87,670)	(102,088)	—	(5,139)
Institutional class of shares	(1,748,432)	(5,935,508)	(528,489)	(4,920,224)

Net shares redeemed	(1,836,102)	(6,037,596)	(528,489)	(4,925,363)

Net change resulting from fund share transactions in shares	(128,407)	6,736,057	92,252	(3,332,496)

BMO Funds

Ultra Short Tax-Free Fund		Short Tax-Free Fund		Short-Term Income Fund
Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019

$458,651	$4,379,161	$1,362,305	$818,333	$2,130,649	$4,131,141
183,436,453	450,634,673	17,903,150	38,106,073	88,542,673	109,699,514

183,895,104	455,013,834	19,265,455	38,924,406	90,673,322	113,830,655

85,103	270,051	23,466	72,771	228,277	499,349
2,009,302	4,976,544	418,265	966,607	1,406,246	3,254,026

2,094,405	5,246,595	441,731	1,039,378	1,634,523	3,753,375

(3,058,577)	(15,620,257)	(701,236)	(3,792,675)	(2,117,368)	(6,587,838)
(209,427,606)	(487,651,124)	(32,116,426)	(67,222,848)	(64,996,669)	(97,838,557)

(212,486,183)	(503,271,381)	(32,817,662)	(71,015,523)	(67,114,037)	(104,426,395)
—	—	—	—	—	—
$(26,496,674)	$(43,010,952)	$(13,110,476)	$(31,051,739)	$25,193,808	$13,157,635

45,446	434,741	132,753	80,413	225,691	443,854
18,194,119	44,771,183	1,743,447	3,745,703	9,354,937	11,770,026

18,239,565	45,205,924	1,876,200	3,826,116	9,580,628	12,213,880

8,432	26,801	2,284	7,159	24,150	53,561
199,244	494,260	40,714	94,908	148,484	348,309

207,676	521,061	42,998	102,067	172,634	401,870

(303,052)	(1,551,260)	(68,273)	(372,079)	(224,187)	(708,704)
(20,764,874)	(48,442,329)	(3,128,121)	(6,606,010)	(6,874,056)	(10,482,728)

(21,067,926)	(49,993,589)	(3,196,394)	(6,978,089)	(7,098,243)	(11,191,432)

(2,620,685)	(4,266,604)	(1,277,196)	(3,049,906)	2,655,019	1,424,318

Notes to Financial Statements (continued)

	Intermediate Tax-Free Fund		Strategic Income Fund
	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$35,245,191	$216,805,372	$698,758	$992,911
Advisor class of shares	2,050,776	5,193,016	865,661	277,237
Institutional class of shares	221,066,353	712,041,605	337,209	1,321,850

Net proceeds from sale of shares	258,362,320	934,039,993	1,901,628	2,591,998
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	6,598,419	17,880,753	1,178,658	2,584,595
Advisor class of shares	66,324	219,608	270,746	572,728
Institutional class of shares	14,332,552	22,206,518	142,453	371,887

Net proceeds from shares issued:	20,997,295	40,306,879	1,591,857	3,529,210
Cost of shares redeemed:
Investor class of shares	(60,691,190)	(598,428,311)	(5,254,207)	(8,927,747)
Advisor class of shares	(1,227,081)	(15,779,341)	(744,491)	(2,424,528)
Institutional class of shares	(104,277,666)	(297,206,709)	(3,380,663)	(5,551,755)

Net cost of shares redeemed	(166,195,937)	(911,414,361)	(9,379,361)	(16,904,030)
Net change resulting from fund share transactions in dollars	$113,163,678	$62,932,511	$(5,885,876)	$(10,782,822)

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	3,055,354	19,477,473	74,333	107,030
Advisor class of shares	178,015	465,275	91,639	30,251
Institutional class of shares	19,185,165	63,694,084	35,799	146,666

Net sale of shares	22,418,534	83,636,832	201,771	283,947
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	570,603	1,596,327	124,825	283,183
Advisor class of shares	5,735	19,628	28,675	62,763
Institutional class of shares	1,240,506	1,970,954	15,099	40,885

Net shares issued	1,816,844	3,586,909	168,599	386,831
Shares redeemed:
Investor class of shares	(5,262,992)	(53,682,031)	(555,591)	(982,294)
Advisor class of shares	(106,393)	(1,417,837)	(78,395)	(266,152)
Institutional class of shares	(9,038,964)	(26,636,202)	(355,103)	(622,082)

Net shares redeemed	(14,408,349)	(81,736,070)	(989,089)	(1,870,528)

Net change resulting from fund share transactions in shares	9,827,029	5,487,671	(618,719)	(1,199,750)

BMO Funds

Corporate Income Fund		Core Plus Bond Fund		High Yield Bond Fund
Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019

$9,800,504	$20,311,265	$15,824,085	$32,098,000	$—	$—
2,791,210	5,361,083	513,551	905,069	418,907	457,013
51,072,202	140,702,564	136,204,900	231,737,885	1,805,732	574,112

63,663,916	166,374,912	152,542,536	264,740,954	2,224,639	1,031,125

1,581,786	3,586,826	1,143,550	2,187,496	—	—
136,494	141,683	56,591	102,848	18,184	41,891
1,901,441	3,613,460	14,001,321	28,868,673	215,456	510,085

3,619,721	7,341,969	15,201,462	31,159,017	233,640	551,976

(10,361,155)	(31,034,788)	(9,523,433)	(24,315,803)	—	—
(883,100)	(608,000)	(164,672)	(484,940)	(599,234)	(493,323)
(31,159,905)	(62,394,196)	(72,489,685)	(341,433,917)	(208,544)	(3,129,249)

(42,404,160)	(94,036,984)	(82,177,790)	(366,234,660)	(807,778)	(3,622,572)
$24,879,477	$79,679,897	$85,566,208	$(70,334,689)	$1,650,501	$(2,039,471)

716,665	1,556,211	1,326,920	2,807,800	—	—
205,443	417,871	43,028	77,989	45,153	50,060
3,721,350	11,033,820	11,415,962	20,143,950	194,892	62,845

4,643,458	13,007,902	12,785,910	23,029,739	240,045	112,905

115,355	280,292	95,506	190,146	—	—
9,947	10,894	4,727	8,937	1,979	4,590
138,823	281,658	1,169,830	2,515,292	23,472	55,970

264,125	572,844	1,270,063	2,714,375	25,451	60,560

(758,175)	(2,442,676)	(795,958)	(2,120,689)	—	—
(64,318)	(46,572)	(13,803)	(42,173)	(64,492)	(54,206)
(2,286,468)	(4,926,377)	(6,060,284)	(29,932,723)	(22,480)	(344,084)

(3,108,961)	(7,415,625)	(6,870,045)	(32,095,585)	(86,972)	(398,290)

1,798,622	6,165,121	7,185,928	(6,351,471)	178,524	(224,825)

Notes to Financial Statements (continued)

	Government Money Market Fund		Tax-Free Money Market Fund
	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$1,385,545,634	$3,185,455,821	$42,290,137	$76,238,873
Premier class of shares	6,306,205,738	12,876,601,233	239,939,377	752,095,278

Net proceeds from sale of shares	7,691,751,372	16,062,057,054	282,229,514	828,334,151
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	749,641	2,297,317	279,210	900,019
Premier class of shares	2,331,340	6,417,045	7,400	19,238

Net proceeds from shares issued:	3,080,981	8,714,362	286,610	919,257
Cost of shares redeemed:
Investor class of shares	(1,572,343,028)	(3,130,464,509)	(66,938,365)	(81,235,290)
Premier class of shares	(6,270,804,079)	(13,139,542,456)	(300,269,193)	(721,255,544)

Net cost of shares redeemed	(7,843,147,107)	(16,270,006,965)	(367,207,558)	(802,490,834)

Net change resulting from fund share transactions in dollars	$(148,314,754)	$(199,235,549)	$(84,691,434)	$26,762,574

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	1,385,545,634	3,185,455,821	42,290,137	76,238,873
Premier class of shares	6,306,205,738	12,876,601,233	239,939,377	752,095,278

Net sale of shares	7,691,751,372	16,062,057,054	282,229,514	828,334,151
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	749,641	2,297,317	279,210	900,019
Premier class of shares	2,331,340	6,417,045	7,400	19,238

Net shares issued	3,080,981	8,714,362	286,610	919,257
Shares redeemed:
Investor class of shares	(1,572,343,028)	(3,130,464,509)	(66,938,365)	(81,235,290)
Premier class of shares	(6,270,804,079)	(13,139,542,456)	(300,269,193)	(721,255,544)

Net shares redeemed	(7,843,147,107)	(16,270,006,965)	(367,207,558)	(802,490,834)

Net change resulting from fund share transactions in shares	(148,314,754)	(199,235,549)	(84,691,434)	26,762,574

BMO Funds

Prime Money Market Fund		Institutional Prime Money Market Fund
Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019

$125,009,212	$289,687,624	$1,048,042	$94,325
161,844,118	485,730,277	1,367,399,037	2,739,008,147

286,853,330	775,417,901	1,368,447,079	2,739,102,472

1,415,473	3,862,824	10,234	42,122
61,423	167,637	1,740,208	4,200,289

1,476,896	4,030,461	1,750,442	4,242,411

(156,979,519)	(238,814,009)	(154,368)	(1,319,323)
(157,819,763)	(505,603,471)	(1,352,985,321)	(2,662,407,686)

(314,799,282)	(744,417,480)	(1,353,139,689)	(2,663,727,009)

$(26,469,056)	$35,030,882	$17,057,832	$79,617,874

125,009,212	289,687,624	1,048,046	94,320
161,844,118	485,730,277	1,367,330,921	2,738,976,101

286,853,330	775,417,901	1,368,378,967	2,739,070,421

1,415,473	3,862,824	10,234	42,122
61,423	167,637	1,740,121	4,200,220

1,476,896	4,030,461	1,750,355	4,242,342

(156,979,519)	(238,814,024)	(154,358)	(1,319,283)
(157,819,763)	(505,603,471)	(1,352,912,296)	(2,662,374,872)

(314,799,282)	(744,417,495)	(1,353,066,654)	(2,663,694,155)

(26,469,056)	35,030,867	17,062,668	79,618,608

Notes to Financial Statements (continued)

6.	Investment Adviser Fee and Other Transactions with Affiliates

General—Certain of the Officers and Directors of the Corporation are also Officers and Directors/Trustees of one or more portfolios within the Fund complex, which are affiliates of the Corporation. None of the Fund Officers or interested Directors receives any compensation from the Funds. Certain Officers and Directors are also employees of the Adviser.

Investment Advisory Fees—The Adviser receives for its services an investment adviser fee based on a percentage of each Fund’s average daily net assets (“ADNA”) as listed below.

	Fund’s ADNA
Fund	on the first $500 million		on the next $200 million		on the next $ 100 million		in excess of $800 million
Low Volatility Equity Fund	0.400	%(1)	0.390	%(1)	0.350	%(1)	0.300	%(1)
Dividend Income Fund	0.500		0.490		0.450		0.400
Mid-Cap Value Fund	0.685		0.670		0.570		0.510
Mid-Cap Growth Fund	0.685		0.670		0.570		0.510
Small-Cap Value Fund	0.685		0.680		0.620		0.610
Small-Cap Growth Fund	0.685		0.680		0.620		0.610
Global Low Volatility Equity Fund	0.500	(2)	0.490	(2)	0.450	(2)	0.400	(2)
Pyrford International Stock Fund	0.735		0.720		0.620		0.560
LGM Emerging Markets Equity Fund	0.900		0.890		0.850		0.800

	Fund’s ADNA
Fund	on the first $100 million		on the next $150 million		on the next $250 million		in excess of $500 million
Ultra Short Tax-Free Fund	0.200%		0.190%		0.170%		0.100%
Short Tax-Free Fund	0.200		0.190		0.170		0.150
Short-Term Income Fund	0.200		0.190		0.170		0.100
Intermediate Tax-Free Fund	0.250		0.160		0.120		0.100
Strategic Income Fund	0.250		0.200		0.200		0.200
Corporate Income Fund	0.200		0.190		0.150		0.100
Core Plus Bond Fund	0.250		0.160		0.120		0.100
High Yield Bond Fund	0.500		0.500		0.500		0.500

	Fund’s ADNA
Fund	on the first $1 billion		on the next $1 billion		on the next $2 billion
Large-Cap Value Fund	0.350%		0.325%		0.300%
Large-Cap Growth Fund	0.350		0.325		0.300
Small-Cap Core Fund	0.650		0.625		0.600
Disciplined International Equity Fund	0.600		0.575		0.550
Alternative Strategies Fund	1.000		0.975		0.950

	Fund’s ADNA
Fund	on the first $2 billion		on the next $2 billion		on the next $2 billion		on the next $2 billion		in excess of $8 billion
Government Money Market Fund	0.200%		0.185%		0.170%		0.155%		0.140%
Tax-Free Money Market Fund	0.200		0.185		0.170		0.155		0.140
Prime Money Market Fund	0.150		0.135		0.120		0.105		0.090
Institutional Prime Money Market Fund	0.150		0.135		0.120		0.105		0.090

(1)

Effective December 27, 2019 the Advisory Rate was changed from 0.500% to 0.400% on the first $500 million, the next $200 million rate was lowered from 0.490% to 0.390%, the next $100 million rate was lowered from 0.450% to 0.350%, and thereafter the rate was lowered from 0.400% to 0.300%.

(2)

Effective December 27, 2019 the Advisory Rate was changed from 0.650% to 0.500% on the first $500 million, the next $200 million rate was lowered from 0.640% to 0.490%, the next $100 million rate was lowered from 0.600% to 0.450%, and thereafter the rate was lowered from 0.550% to 0.400%.

The Pyrford International Stock Fund’s sub-adviser is Pyrford International Ltd., an affiliate of the Adviser. The LGM Emerging Markets Equity Fund’s sub-adviser is LGM Investments Limited, an affiliate of the Adviser. One of the sub-advisers of the Alternative Strategies Fund is BMO Asset Management Limited, an affiliate of the Adviser . The Adviser compensates each sub-adviser based on the level of average daily net assets of each respective Fund managed by each sub-adviser.

BMO Funds

Contractual Expense Limitation—The Adviser has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent class specific total annual operating expenses (excluding taxes, dividend and interest expense, brokerage commissions, other investment related costs, Acquired Fund Fees and Expenses, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts for the periods set forth below. The Adviser may not terminate this arrangement prior to December 31, 2020, without the consent of the Directors, unless the investment advisory agreement is terminated. The Adviser may voluntarily choose to waive any portion of its fee beyond its contractual agreement. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. Additionally, the agreement does not provide for recoupment by the Adviser of waived fees or reimbursed expenses.

	Annualized Contractual Expense Limitation
Fund	Investor Class	Advisor Class	Institutional Class	Premier Class	Retirement Class R-6
Low Volatility Equity Fund		0.90%	0.65%
Dividend Income Fund		0.90	0.65
Large-Cap Value Fund		0.79	0.54		0.39%
Large-Cap Growth Fund	0.79%	0.79	0.54		0.39
Mid-Cap Value Fund		1.24	0.99		0.84
Mid-Cap Growth Fund		1.24	0.99		0.84
Small-Cap Value Fund		1.24	0.99		0.84
Small-Cap Core Fund		1.15	0.90
Small-Cap Growth Fund		1.24	0.99
Global Low Volatility Equity Fund		1.10	0.85
Disciplined International Equity Fund		1.15	0.90
Pyrford International Stock Fund		1.19	0.94		0.79
LGM Emerging Markets Equity Fund		1.40	1.15
Alternative Strategies Fund		1.70	1.45
Ultra Short Tax-Free Fund		0.55	0.30
Short Tax-Free Fund		0.55	0.40
Short-Term Income Fund		0.60	0.35
Intermediate Tax-Free Fund	0.54	0.54	0.50
Strategic Income Fund	0.80	0.80	0.55
Corporate Income Fund	0.59	0.59	0.55
Core Plus Bond Fund	0.59	0.59	0.55
High Yield Bond Fund		0.90	0.65
Government Money Market Fund	0.45			0.20%
Tax-Free Money Market Fund	0.45			0.20
Prime Money Market Fund	0.45			0.20
Institutional Prime Money Market Fund	0.45			0.20

Shareholder Servicing Fees—Under the terms of a Shareholder Services Agreement with the Adviser, each Fund pays the Adviser at the annual rate of 0.25% of average daily net assets of the Fund’s Investor Class shares for the period. The fee paid to the Adviser is used to finance certain services for shareholders and to maintain shareholder accounts.

Distribution Services Fees—Certain Funds are subject to a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan authorizes payments by the Fund to finance activities intended to result in the sale of its Advisor Class shares. The Plan provides that the Fund may incur distribution expenses of 0.25% of the average daily net assets of the Fund’s Advisor Class shares.

Notes to Financial Statements (continued)

Administration Fees—The fee paid to the Adviser is based on each Fund’s average daily net assets with respect to Administration Fee Schedule A and the aggregate average daily net assets of all Funds representing Administration Fee Schedule B as listed below.

Administration Fee Schedule A		Administration Fee Schedule B
Annual Rate		Annual Rate	ADNA
0.1500%		0.0400%	on the first $2 billion
		0.0300	on the next $2 billion
		0.0250	on the next $2 billion
		0.0200	on the next $2 billion
		0.0100	in excess of $8 billion

Fund		Fund
Low Volatility Equity Fund(1)	Alternative Strategies Fund(1)	Government Money Market Fund(1)
Dividend Income Fund	Ultra Short Tax-Free Fund(1)	Tax-Free Money Market Fund(1)
Large-Cap Value Fund(1)	Short Tax-Free Fund(1)	Prime Money Market Fund(1)
Large-Cap Growth Fund(1)	Short-Term Income Fund(1)	Institutional Prime Money Market Fund(1)
Mid-Cap Value Fund(1)	Intermediate Tax-Free Fund(1)
Mid-Cap Growth Fund(1)	Strategic Income Fund(1)
Small-Cap Value Fund(1)	Corporate Income Fund(1)
Small-Cap Core Fund	Core Plus Bond Fund(1)
Small-Cap Growth Fund	High Yield Bond Fund(1)
Global Low Volatility Equity Fund
Disciplined International Equity(1)
Pyrford International Stock Fund(1)
LGM Emerging Markets Equity Fund

(1)	For the period ended February 29, 2020, the Funds with class-specific Administration Fees were as follows:

Fund	Investor Class	Advisor Class	Institutional Class	Premier Class
Low Volatility Equity Fund	$—	$29,531	$159,176	$—
Dividend Income Fund	—	11,933	235,401	—
Large-Cap Value Fund	—	14,170	214,121	—
Large-Cap Growth Fund	44,820	509	131,615	—
Mid-Cap Value Fund	—	28,855	67,333	—
Mid-Cap Growth Fund	—	10,747	58,839	—
Small-Cap Value Fund	—	2,376	35,142	—
Small-Cap Core Fund	—	537	10,476	—
Small-Cap Growth Fund	—	23,135	53,095	—
Disciplined International Equity Fund	—	112	43,843	—
Pyrford International Stock Fund	—	3,174	345,392	—
Alternative Strategies Fund	—	14	28,228	—
Ultra Short Tax-Free Fund	—	11,406	417,197	—
Short Tax-Free Fund	—	2,926	111,368	—
Short-Term Income Fund	—	18,324	174,740	—
Intermediate Tax-Free Fund	385,458	3,804	1,069,349	—
Strategic Income Fund	41,172	9,489	6,456	—
Corporate Income Fund	75,616	6,471	179,207	—
Core Plus Bond Fund	59,460	2,921	735,008	—
High Yield Bond Fund	—	619	6,841	—
Government Money Market Fund	122,526	—	—	414,228
Tax-Free Money Market Fund	12,425	—	—	57,313
Prime Money Market Fund	35,231	—	—	45,852
Institutional Prime Money Market Fund	231	—	—	92,768

BMO Funds

Securities Lending—Certain Funds pay a fee to BMO Harris for its services as the securities lending agent. The securities lending income as shown in the Statements of Operations is net of these fees. The following amounts were paid for the period ended February 29, 2020:

Fund	Fees Paid
Low Volatility Equity Fund	$13,987
Dividend Income Fund	15,406
Large-Cap Value Fund	19,661
Large-Cap Growth Fund	23,252
Mid-Cap Value Fund	10,965
Mid-Cap Growth Fund	8,461
Small-Cap Value Fund	5,902

Fund	Fees Paid
Small-Cap Core Fund	$1,220
Small-Cap Growth Fund	9,131
Short-Term Income Fund	9,984
Strategic Income Fund	8,185
Corporate Income Fund	27,908
Core Plus Bond Fund	47,003
High Yield Bond Fund	1,380

Investments in Affiliated Issuers—An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a BMO Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior periods may result in the Funds owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of February 29, 2020 and may include acquisitions of new investments, prior period holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Security/Fund Description	Value, Beginning of Period	Purchases(1)	Sales Proceeds(1)	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value, End of Period	Dividends Credited to Income
Cash Sweep Investments in BMO Institutional Prime Money Market Fund, Premier Class, 1.550%
Low Volatility Equity Fund	$5,840,436	$95,708,210	$89,052,598	$20	$1,824	$12,497,892	$45,441
Dividend Income Fund	28,264,217	27,899,105	50,112,806	(61)	40	6,050,495	53,883
Large-Cap Value Fund	5,888,195	130,918,711	130,492,134	(262)	1,130	6,315,640	47,453
Large-Cap Growth Fund	5	60,095,910	48,196,902	—	177	11,899,190	61,445
Mid-Cap Value Fund	1,259,074	12,996,345	12,869,457	45	(141)	1,385,866	16,779
Mid-Cap Growth Fund	687,000	8,226,797	7,800,443	(3)	271	1,113,622	12,646
Small-Cap Value Fund	511,829	4,729,775	4,391,334	(3)	118	850,385	6,138
Small-Cap Core Fund	233,030	825,893	672,605	10	(2)	386,326	1,833
Small-Cap Growth Fund	1,221,390	13,575,286	13,367,668	61	(213)	1,428,856	10,530
Global Low Volatility Equity Fund	621,645	5,030,246	5,485,601	(53)	96	166,333	6,743
Disciplined International Equity Fund	182,205	10,651,470	10,587,924	(3)	(200)	245,548	5,020
Pyrford International Stock Fund	26,959,715	89,451,615	88,855,900	1,654	(688)	27,556,396	183,537
LGM Emerging Markets Equity Fund	16,712,847	33,520,384	40,844,093	644	(732)	9,389,050	87,881
Alternative Strategies Fund	19,001,273	32,207,555	26,933,471	40	(629)	24,274,768	186,393
Short-Term Income Fund	3,541,770	97,044,726	88,331,861	642	498	12,255,775	65,020
Strategic Income Fund	1,992,682	12,759,910	14,357,598	9	308	395,311	23,418
Corporate Income Fund	19,020,393	60,369,961	55,569,013	715	(931)	23,821,125	132,699
Core Plus Bond Fund	40,249,132	197,757,956	218,050,619	729	2,887	19,960,085	295,656
High Yield Bond Fund	439,932	3,559,376	3,641,725	41	84	357,708	5,582

Notes to Financial Statements (continued)

Security/Fund Description	Value, Beginning of Period	Purchases(1)	Sales Proceeds(1)	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value, End of Period	Dividends Credited to Income
Collateral Investment for Securities on Loan in BMO Institutional Prime Money Market Fund, Premier Class, 1.550%
Disciplined International Equity Fund	$6,280,673	$8,437,995	$13,783,410	$—	$—	$935,258	$2,457
Global Low Volatility Equity Fund	743,529	4,686,622	5,421,691	—	—	8,460	927
Pyrford International Stock Fund	12,915,868	137,074,130	123,616,419	—	—	26,373,579	66,244
LGM Emerging Markets Equity Fund	1,884,447	94,223,955	80,503,047	—	—	15,605,355	117,170
Collateral Pool Pro Rata Allocation for Securities on Loan in BMO Government Money Market Fund, Premier Class, 1.217%
Low Volatility Equity Fund	4,368,527	33,122,288	35,341,310	—	—	2,149,505	567
Dividend Income Fund	5,582,475	42,395,014	45,222,706	—	—	2,754,783	630
Large-Cap Value Fund	5,905,804	47,875,822	50,515,797	—	—	3,265,829	797
Large-Cap Growth Fund	7,435,061	49,164,446	53,778,623	—	—	2,820,884	947
Mid-Cap Value Fund	2,845,282	20,849,388	22,378,739	—	—	1,315,931	448
Mid-Cap Growth Fund	1,522,380	17,544,014	17,620,072	—	—	1,446,322	342
Small-Cap Value Fund	1,317,481	10,610,700	11,207,713	—	—	720,468	238
Small-Cap Core Fund	281,825	3,170,055	3,193,164	—	—	258,716	49
Small-Cap Growth Fund	2,341,532	21,703,484	22,433,968	—	—	1,611,048	373
Short-Term Income Fund	2,183,963	16,786,113	17,869,069	—	—	1,101,007	410
Strategic Income Fund	1,365,485	10,394,279	11,083,107	—	—	676,657	340
Corporate Income Fund	5,389,867	49,039,587	50,827,791	—	—	3,601,663	1,144
Core Plus Bond Fund	8,259,007	80,677,596	82,774,836	—	—	6,161,767	1,924
High Yield Bond Fund	201,313	1,667,212	1,753,106	—	—	115,419	56
Collateral Pool Pro Rata Allocation for Securities on Loan in BMO Institutional Prime Money Market Fund, Premier Class, 1.550%
Low Volatility Equity Fund	27,640,382	—	3,839,911	—	—	23,800,471	6,283
Dividend Income Fund	35,321,230	—	4,818,794	—	—	30,502,436	6,980
Large-Cap Value Fund	37,366,988	—	1,205,981	—	—	36,161,007	8,834
Large-Cap Growth Fund	47,042,842	—	15,808,500	—	—	31,234,342	10,492
Mid-Cap Value Fund	18,002,561	—	3,431,870	—	—	14,570,691	4,958
Mid-Cap Growth Fund	9,632,344	6,382,113	—	—	—	16,014,457	3,784
Small-Cap Value Fund	8,335,920	—	358,514	—	—	7,977,406	2,639
Small-Cap Core Fund	1,783,153	1,081,487	—	—	—	2,864,640	547
Small-Cap Growth Fund	14,815,253	3,023,135	—	—	—	17,838,388	4,136
Short-Term Income Fund	13,818,288	—	1,627,349	—	—	12,190,939	4,543
Strategic Income Fund	8,639,645	—	1,147,334	—	—	7,492,311	3,766
Corporate Income Fund	34,102,571	5,776,975	—	—	—	39,879,546	12,677
Core Plus Bond Fund	52,256,083	15,970,300	—	—	—	68,226,383	21,312
High Yield Bond Fund	1,273,740	4,244	—	—	—	1,277,984	620

(1)	Includes adjustment for net change in Collateral Pool Pro Rata Allocation of value, at end of period.

Interfund Borrowing and Lending—The Funds participate in an interfund lending program. This program allows the Funds to borrow cash from any of the BMO Money Market Funds for temporary purposes. The program is subject to a number of conditions, including the requirement that the interfund loan rate to be charged to the Funds under the program is (i) more favorable to the lending Fund than the rate it could otherwise obtain from investing cash in repurchase agreements or purchasing shares of the BMO Money Market Funds and (ii) more favorable to the borrowing Fund than the lowest interest rate at which bank short-term loans would be available to the Funds. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations. The Directors are responsible for the oversight of the interfund lending program.

Funds utilizing the Interfund lending program, borrowing from the BMO Government Money Market Fund during the period ended February 29, 2020, were as follows:

Fund	Average Daily Loan Balance Outstanding	Weighted Average Interest Rate
Low Volatility Equity Fund	$3,800	2.351%
Large-Cap Value Fund	132,161	2.230
Large-Cap Growth Fund	100,108	2.236
Global Low Volatility Equity Fund	1,313	2.361

Fund	Average Daily Loan Balance Outstanding	Weighted Average Interest Rate
Disciplined International Equity Fund	$71,897	2.499%
Ultra Short Tax-Free Fund	20,660	2.288
Intermediate Tax-Free Fund	817	2.294

7.	Line of Credit

The Corporation, on behalf of the respective Funds, participated in a $25 million unsecured, committed revolving line of credit (“LOC”) agreement with State Street Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings currently are charged interest at a rate of the London Interbank

Offering Rate (“LIBOR”) plus 1.25% and a commitment fee of 0.20% per annum on the daily unused portion with no administrative fee. No borrowings were outstanding under the LOC during the period ended February 29, 2020.

BMO Funds

8.	Investment Transactions

Purchases and sales of investments, excluding short-term U.S. government securities, short-term obligations, and in-kind contributions, for the period ended February 29, 2020 were as follows:

	Other than U.S Government Securities		U.S Government Securities
Fund	Purchases	Sales	Purchases	Sales
Low Volatility Equity Fund	$115,810,742	$40,198,210	$—	$—
Dividend Income Fund	67,678,298	67,301,259	—	—
Large-Cap Value Fund	176,783,350	138,346,712	—	—
Large-Cap Growth Fund	124,387,041	160,756,033	—	—
Mid-Cap Value Fund	28,714,110	41,736,770	—	—
Mid-Cap Growth Fund	26,437,654	28,851,016	—	—
Small-Cap Value Fund	21,330,469	23,969,284	—	—
Small-Cap Core Fund	5,103,662	5,283,699	—	—
Small-Cap Growth Fund	32,224,179	40,743,528	—	—
Global Low Volatility Equity Fund	9,790,212	9,088,945	—	—
Disciplined International Equity Fund	15,454,155	28,946,657	—	—
Pyrford International Stock Fund	61,459,329	89,165,240	—	—
LGM Emerging Markets Equity Fund	39,284,717	39,474,074	—	—
Alternative Strategies Fund	4,276,682	2,848,991	—	—
Ultra Short Tax-Free Fund	560,137,916	560,157,310	—	6,420,000
Short Tax-Free Fund	50,552,164	62,789,386	—	—
Short-Term Income Fund	42,912,863	49,415,767	10,602,949	10,918,030
Intermediate Tax-Free Fund	492,494,536	367,532,992	—	—
Strategic Income Fund	10,340,712	14,148,373	—	669,544
Corporate Income Fund	63,438,582	36,820,835	—	—
Core Plus Bond Fund	53,033,035	32,708,110	114,342,955	45,329,054
High Yield Bond Fund	3,615,768	1,845,645	—	—

9.	Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for net operating loss, foreign currency transactions, paydown gain or loss, market discount accretion, premium amortization, and expiring capital loss carryforwards.

To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statements of Assets and Liabilities based on their Federal tax basis treatment; temporary differences do not require reclassification and had no impact on the NAV of the Funds.

The Funds complied with FASB interpretation Accounting for Uncertainty in Income Taxes which provides guidance for how uncertain tax provisions should be recognized, measured, presented and disclosed in the financial statements. Accounting for Uncertainty in Income Taxes requires the affirmative evaluation of tax positions taken, or expected to be taken, in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not,” (i.e., greater than 50 percent) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current year.

Accounting for Uncertainty in Income Taxes requires management of the Funds to analyze all open tax years, as defined by the statutes of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for exam by the taxing authorities (i.e., the last four tax years and the interim tax period since then). There are no examinations in progress. For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Fund reviewed all tax positions taken or expected to be taken in the preparation of the Funds’ tax returns and concluded that Accounting for Uncertainty in Income Taxes resulted in no effect on the Funds’ reported net assets or results of operations as of and during the period ended February 29, 2020. Management of the Funds also is not aware of any tax positions for which it is reasonably possible that the total amounts of recognized tax benefits will significantly change in the next twelve months.

Notes to Financial Statements (continued)

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, derivatives, foreign unrealized capital gains tax, foreign currency and the discount accretion/premium amortization of debt securities.

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized Depreciation for Federal Tax Purposes	Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes
Low Volatility Equity Fund	$305,004,492	$29,900,723	$(8,767,145)	$21,133,578
Dividend Income Fund	340,167,610	30,197,617	(15,290,965)	14,906,652
Large-Cap Value Fund	391,354,654	26,763,722	(22,222,909)	4,540,813
Large-Cap Growth Fund	403,554,157	109,935,780	(19,041,511)	90,894,269
Mid-Cap Value Fund	153,611,044	12,840,939	(14,256,565)	(1,415,626)
Mid-Cap Growth Fund	119,071,799	12,959,495	(6,003,520)	6,955,975
Small-Cap Value Fund	69,420,629	4,251,667	(7,263,594)	(3,011,927)
Small-Cap Core Fund	18,950,080	1,612,401	(1,364,727)	247,674
Small-Cap Growth Fund	125,319,229	12,821,105	(8,309,712)	4,511,393
Global Low Volatility Equity Fund	31,638,895	3,764,765	(2,038,880)	1,725,885
Disciplined International Equity Fund	46,852,646	5,630,755	(4,343,810)	1,286,945
Pyrford International Stock Fund	594,272,791	91,429,781	(42,666,595)	48,763,186
LGM Emerging Markets Equity Fund	271,346,419	44,360,399	(24,270,965)	20,089,434
Alternative Strategies Fund	33,948,464	466,642	(1,066,701)	(600,059)
Ultra Short Tax-Free Fund	549,617,941	2,344,349	(20,728)	2,323,621
Short Tax-Free Fund	142,996,051	2,871,045	(2,026)	2,869,019
Short-Term Income Fund	306,137,629	5,440,345	(117,040)	5,323,305
Intermediate Tax-Free Fund	1,926,909,650	146,578,767	(146,761)	146,432,006
Strategic Income Fund	84,756,456	3,899,645	(1,657,882)	2,241,763
Corporate Income Fund	437,124,843	29,072,119	(864,931)	28,207,188
Core Plus Bond Fund	1,199,985,186	70,149,166	(7,424,060)	62,725,106
High Yield Bond Fund	13,492,066	254,478	(556,832)	(302,354)
Government Money Market Fund	3,083,627,073	—	—	—
Tax-Free Money Market Fund	322,538,705	—	—	—
Prime Money Market Fund	469,945,914	—	—	—
Institutional Prime Money Market Fund	578,521,550	109,307	(18,771)	90,536

The tax character of distributions reported on the Statements of Changes in Net Assets for the years ended August 31, 2019 and August 31, 2018, were as follows:

	2019			2018
Fund	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains
Low Volatility Equity Fund	$3,779,573	$—	$9,447,911	$3,160,478	$—	$3,189,229
Dividend Income Fund	4,756,191	—	7,369,330	5,133,814	—	11,100,034
Large-Cap Value Fund	9,866,179	—	30,382,182	11,266,495	—	23,620,755
Large-Cap Growth Fund	13,206,950	—	40,268,668	5,872,237	—	14,405,633
Mid-Cap Value Fund	3,044,221	—	19,687,022	5,417,735	—	4,733,501
Mid-Cap Growth Fund	8,149,700	—	11,039,782	3,084,500	—	3,984,417
Small-Cap Value Fund	1,961,121	—	3,300,073	3,505,522	—	1,725,945
Small-Cap Core Fund	492,526	—	1,456,995	454,372	—	822,023
Small-Cap Growth Fund	5,123,756	—	132,736,600	—	—	14,759,760
Global Low Volatility Equity Fund	1,231,016	—	4,731,437	1,366,846	—	495,697
Disciplined International Equity Fund	1,528,435	—	—	1,534,123	—	—
Pyrford International Stock Fund	17,771,263	—	—	16,810,534	—	—
LGM Emerging Markets Equity Fund	4,193,042	—	4,483,419	1,245,393	—	—
Alternative Strategies Fund	—	—	—	49,511	—	4,427,483
Ultra Short Tax-Free Fund	16,759	9,600,547	—	94,095	7,997,980	217,628
Short Tax-Free Fund	9,597	3,184,588	—	—	2,927,616	—
Short-Term Income Fund	6,393,700	—	—	5,064,383	—	—
Intermediate Tax-Free Fund	620,457	51,210,030	—	—	—	—
Strategic Income Fund	3,713,872	—	—	4,339,645	—	—
Corporate Income Fund	10,884,025	—	439,797	8,278,452	—	—
Core Plus Bond Fund	34,557,913	—	—	32,309,452	—	—
High Yield Bond Fund	582,308	—	—	652,504	—	—
Government Money Market Fund	63,212,461	—	200	40,601,282	—	900
Tax-Free Money Market Fund	12,023	5,921,385	7,584	—	3,674,509	—
Prime Money Market Fund	10,006,252	—	—	5,929,727	—	111
Institutional Prime Money Market Fund	12,722,718	—	—	6,828,289	—	35

BMO Funds

As of August 31, 2019, the components of distributable earnings on a tax basis are as follows:

Fund	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Other Adjustments	Net Unrealized Appreciation (Depreciation)
Low Volatility Equity Fund	$836,856	$—	$2,698,713	$—	$—	$38,752,029
Dividend Income Fund	1,220,262	—	—	(302,119)	—	27,901,735
Large-Cap Value Fund	1,107,980	—	—	(3,434,577)	—	26,589,317
Large-Cap Growth Fund	3,767,821	—	16,157,050	—	—	100,934,386
Mid-Cap Value Fund	1,217,500	—	9,401	(2,653,830)	—	8,648,063
Mid-Cap Growth Fund	—	—	11,748,567	(1,778,946)	—	13,129,928
Small-Cap Value Fund	336,771	—	111,328	—	—	(174,350)
Small-Cap Core Fund	36,075	—	—	(818,490)	—	671,011
Small-Cap Growth Fund	—	—	1,771,713	(299,863)	—	9,080,712
Global Low Volatility Equity Fund	902,024	—	556,529	(84,907)	—	3,287,991
Disciplined International Equity Fund	2,013,964	—	—	(3,243,470)	—	(154,190)
Pyrford International Stock Fund	15,101,148	—	—	(29,537,487)	—	37,235,092
LGM Emerging Markets Equity Fund	3,334,446	—	1,584,231	—	—	9,434,358
Alternative Strategies Fund	212,222	—	—	(3,205,129)	—	(484,206)
Ultra Short Tax-Free Fund	8,255	335,408	69,141	—	—	(28,114)
Short Tax-Free Fund	—	164,891	—	(169,234)	—	1,265,079
Short-Term Income Fund	249,859	—	—	(2,131,007)	—	2,378,141
Intermediate Tax-Free Fund	148,436	1,244,054	—	(15,469,562)	—	3,736,045
Strategic Income Fund	1,318	—	—	(4,079,621)	—	114,957,597
Corporate Income Fund	340,095	—	—	(1,422,345)	—	1,860,939
Core Plus Bond Fund	232,146	—	—	(9,494,023)	—	20,821,304
High Yield Bond Fund	—	—	—	(3,147,987)	—	41,494,430
Government Money Market Fund	4,469,817	—	—	—	—	(76,866)
Tax-Free Money Market Fund	—	363,934	—	—	—	—
Prime Money Market Fund	432,989	—	—	—	—	—
Institutional Prime Money Market Fund	673,327	—	—	—	—	—

At August 31, 2019, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards are not subject to expiration and are as follows:

	Capital Loss Carryforwards
Fund	Short-Term	Long-Term	Total
Small-Cap Core Fund	$818,490	$—	$818,490
Disciplined International Equity Fund	2,046,816	1,196,654	3,243,470
Pyrford International Stock Fund	1,980,518	27,556,969	29,537,487
Alternative Strategies Fund	3,205,129	—	3,205,129
Short Tax-Free Fund	169,234	—	169,234
Short-Term Income Fund	548,479	1,582,528	2,131,007
Intermediate Tax-Free Fund	13,509,692	1,959,870	15,469,562
Strategic Income Fund	538,072	3,541,549	4,079,621
Corporate Income Fund	517,980	904,365	1,422,345
Core Plus Bond Fund	1,103,076	8,390,947	9,494,023
High Yield Bond Fund	1,136,105	2,011,882	3,147,987

As of August 31, 2019, the following funds had post-October losses, which are deferred until fiscal year 2020 for tax purposes, of:

	Post-October Losses
Fund	Short-Term	Long-Term
Dividend Income Fund	$1,840,032	$(1,537,913)
Large-Cap Value Fund	8,844,355	(5,409,778)
Mid-Cap Value Fund	3,245,093	(591,263)
Mid-Cap Growth Fund	1,661,810	—
Global Low Volatility Equity Fund	84,907	—

Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first day of the Fund’s next taxable year.

Notes to Financial Statements (continued)

As of August 31, 2019, the Mid-Cap Growth Fund and Small-Cap Growth Fund had qualified late-year ordinary losses of $117,136 and $299,863, respectively, which are deferred until fiscal year 2020 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year, are deemed to arise on the first day of the Fund’s next taxable year.

10.	Subsequent Events

Subsequent to February 29, 2020, the COVID-19 outbreak was declared a pandemic by the World Health Organization. The situation is dynamic with various cities and countries around the world responding in different ways to address the outbreak. Meaningful direct and indirect effects are developing particularly with companies in which we invest. We will monitor the impact COVID-19 has on their securities valuations and reflect the consequences as appropriate in our accounting and reporting.

Shareholder Report Disclosure of Directors’ Approval of for Advisory Fee Reduction

Approval of Amendments to the Fee Schedule of the Advisory Agreement

At a meeting held on November 5-6, 2019, the Board of Directors (the “Board”) of BMO Funds, Inc. (the “Corporation”), including the Directors who are not “interested persons” of the Corporation as defined in the Investment Company Act of 1940, as amended, considered an amendment to the investment advisory agreement between the Corporation and BMO Asset Management Corp. (the “Adviser”) on behalf of the BMO Low Volatility Equity Fund and the BMO Global Low Volatility Equity Fund series of the Corporation (each a “Fund” and together the “Funds”) to reflect an amended fee schedule. The contractual fee schedule for each Fund was proposed to be amended to reflect a reduced advisory fee for each Fund in an attempt to increase the ability of the Funds to compete in their highly competitive fund categories. In approving the amended fee schedules, the Board took into consideration that the contractual fee to be paid to the Adviser by each Fund under the amended fee schedule would not be less advantageous to the Fund and its shareholders. In addition, the Board considered that the Adviser represented that the quality and quantity of services the Adviser provides to each Fund would not be affected by the change in fee schedule.

NOTES

NOTES

NOTES

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectuses, which contain facts concerning each Fund’s objective and policies, management fees, expenses, and other information.

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the Funds’ Statement of Additional Information, which is available on the Funds’ website at http://www.bmofunds.com and on the SEC’s website at http://www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the SEC’s website at http://www.sec.gov.

Disclosure of Portfolio Holdings

The Funds file their complete schedules of portfolio holdings with the SEC periodically. The schedule of portfolio holdings for the first and third quarter of the fiscal year for each Fund (other than the money market funds) is included as an exhibit on Form N-PORT. The schedule of portfolio holdings for the money market funds is filed monthly on Form N-MFP. Each Fund’s Form N-PORT or N-MFP is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the BMO Funds are not bank deposits or other obligations of, or issued, endorsed or guaranteed by, BMO Harris Bank, NA, or any of its affiliates. Shares of the BMO Funds, like shares of all mutual funds, are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

PRSRT STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1793

BMO Funds U.S. Services P.O. Box 55931 Boston, MA 02205-5931

Contact us 1-800-236-FUND (3863) 414-287-8555

Learn more bmofunds.com

BMO Investment Distributors, LLC, Distributor

BMO Asset Management Corp., Investment Adviser

Investment products are: NOT FDIC INSURED — NO BANK GUARANTEE — MAY LOSE VALUE.

© 2020 BMO Financial Corp. (9/20)

BMO Funds	February 29, 2020

Semi-Annual report

Conservative Allocation Fund

Moderate Allocation Fund

Balanced Allocation Fund

Growth Allocation Fund

Aggressive Allocation Fund

Notification of electronic delivery of shareholder materials

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your broker/dealer, investment professional, or financial institution. Instead, the reports will be made available online at bmofunds.com/documents, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by calling 1-800-236-FUND (3863), by sending an email request to bmofundsus.services@bmo.com, or by asking your broker/dealer, investment professional, or financial institution.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call the Funds toll-free at 1-800-236-FUND (3863) or send an email request to bmofundsus.services@bmo.com. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Funds.

Not FDIC Insured	No Bank Guarantee	May Lose Value

Expense Example (Unaudited)

For the Six Months Ended February 29, 2020

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended February 29, 2020 (9/1/19-2/29/20).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual Expenses		Hypothetical Expenses
Fund	Beginning account value 9/1/19	Ending account value 2/29/20	Expenses paid during period 9/1/19- 2/29/20(1)	Ending account value 2/29/20	Expenses paid during period 9/1/19- 2/29/20(1)	Annualized Expense Ratio(1)
Conservative Allocation Fund
Investor	$1,000.00	$1,018.20	$1.66	$1,023.22	$1.66	0.33%
Institutional	1,000.00	1,020.00	0.40	1,024.47	0.40	0.08
Retirement class R-3	1,000.00	1,017.30	2.91	1,021.98	2.92	0.58
Retirement class R-6	1,000.00	1,020.80	0.00	1,024.86	0.00	0.00
Moderate Allocation Fund
Investor	1,000.00	1,015.80	1.50	1,023.37	1.51	0.30
Institutional	1,000.00	1,015.40	0.25	1,024.61	0.25	0.05
Retirement class R-3	1,000.00	1,014.50	2.75	1,022.13	2.77	0.55
Retirement class R-6	1,000.00	1,017.60	0.00	1,024.86	0.00	0.00
Balanced Allocation Fund
Investor	1,000.00	1,010.10	1.65	1,023.22	1.66	0.33
Institutional	1,000.00	1,010.70	0.40	1,024.47	0.40	0.08
Retirement class R-3	1,000.00	1,007.80	2.90	1,021.98	2.92	0.58
Retirement class R-6	1,000.00	1,010.80	0.00	1,024.86	0.00	0.00
Growth Allocation Fund
Investor	1,000.00	1,003.60	1.49	1,023.37	1.51	0.30
Institutional	1,000.00	1,005.20	0.25	1,024.61	0.25	0.05
Retirement class R-3	1,000.00	1,002.40	2.74	1,022.13	2.77	0.55
Retirement class R-6	1,000.00	1,006.30	0.00	1,024.86	0.00	0.00
Aggressive Allocation Fund
Investor	1,000.00	1,000.60	1.64	1,023.22	1.66	0.33
Institutional	1,000.00	1,001.60	0.40	1,024.47	0.40	0.08
Retirement class R-3	1,000.00	999.60	2.88	1,021.98	2.92	0.58
Retirement class R-6	1,000.00	1,002.80	0.00	1,024.86	0.00	0.00

(1)

Expenses are equal to the Funds’ annualized expense ratios for the period September 1, 2019 through February 29, 2020, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). These expenses and ratios are exclusive of acquired fund fees and expenses.

2

February 29, 2020 (Unaudited)

Schedules of Investments	BMO Funds

Conservative Allocation Fund

Description	Shares	Value
Exchange Traded Funds — 6.3%

Large-Cap Funds — 1.8%
Vanguard S&P 500 ETF	2,721	$739,404

Fixed Income Funds — 4.5%
Vanguard Long-Term Treasury ETF	19,396	1,843,784

Total Exchange Traded Funds (identified cost $2,540,864)		2,583,188

Mutual Funds — 86.4%

Large-Cap Funds — 10.5%
BMO Dividend Income Fund — Institutional Class (1)	22,435	301,524
BMO Large-Cap Growth Fund — Class R6 (1)	32,010	558,897
BMO Large-Cap Value Fund — Class R6 (1)	48,601	638,134
BMO Low Volatility Equity Fund — Institutional Class (1)	33,218	489,297
Dodge & Cox Stock Fund — Retail Class	2,916	498,105
Harbor Capital Appreciation Fund — Retirement Class	4,217	314,460
T. Rowe Price Growth Stock Fund — Institutional Class	3,631	256,831
Vanguard Institutional Index Fund — Institutional Class	4,553	1,212,180

Total Large-Cap Funds		4,269,428

Mid-Cap Funds — 1.1%
BMO Mid-Cap Growth Fund — Class R6 (1)	9,675	128,492
BMO Mid-Cap Value Fund — Class R6 (1)	13,224	124,964
Vanguard Mid-Cap Index Fund — Institutional Class	4,141	183,724

Total Mid-Cap Funds		437,180

Small-Cap Funds — 0.9%
BMO Small-Cap Growth Fund — Institutional Class (1)	12,247	195,715
BMO Small-Cap Value Fund — Class R6 (1)	9,735	105,135
Goldman Sachs Small Cap Value Fund — Institutional Class	1,749	81,789

Total Small-Cap Funds		382,639

International Funds — 6.2%
BMO Disciplined International Equity Fund — Institutional Class (1)	36,059	344,000
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	17,056	242,531
BMO Pyrford International Stock Fund — Class R6 (1)	24,782	309,275
Dodge & Cox International Stock Fund — Retail Class	11,944	454,466
MFS International Value Fund — Class R6 (2)	10,184	428,543
T. Rowe Price International Discovery Fund — Institutional Class	4,012	258,967
Vanguard Developed Markets Index Fund — Admiral Class	29,572	375,861
Vanguard Emerging Markets Stock Index Fund — Admiral Class	2,933	99,148

Total International Funds		2,512,791

Description	Shares	Value
Mutual Funds (continued)

Fixed Income Funds — 57.9%
BMO Core Plus Bond Fund — Institutional Class (1)	596,037	$7,253,766
Metropolitan West Total Return Bond Fund — Plan Class	829,765	8,826,874
TCW Emerging Markets Income Fund — Institutional Class	338,510	2,823,171
Vanguard Total Bond Market Index Fund — Institutional Class	411,508	4,703,542

Total Fixed Income Funds		23,607,353

Alternative Funds — 9.8%
BMO Alternative Strategies Fund — Institutional Class (1)	458,952	3,997,471

Total Mutual Funds (identified cost $30,688,799)		35,206,862

Short-Term Investments — 1.0%

Mutual Funds — 1.0%
BMO Institutional Prime Money Market Fund — Premier Class, 1.550% (1)	390,478	390,517

Total Short-Term Investments — 1.0% (identified cost $390,517)		390,517

Total Investments — 93.7% (identified cost $33,620,180)		38,180,567

Other Assets and Liabilities — 6.3%		2,569,446

Total Net Assets — 100.0%		$40,750,013

Moderate Allocation Fund

Description	Shares	Value
Exchange Traded Funds — 9.2%

Large-Cap Funds — 3.6%
Vanguard S&P 500 ETF	10,009	$2,719,846

Fixed Income Funds — 5.6%
Vanguard Long-Term Treasury ETF	44,949	4,272,852

Total Exchange Traded Funds (identified cost $7,050,098)		6,992,698

Mutual Funds — 89.7%

Large-Cap Funds — 20.8%
BMO Dividend Income Fund — Institutional Class (1)	79,534	1,068,942
BMO Large-Cap Growth Fund — Class R6 (1)	111,395	1,944,948
BMO Large-Cap Value Fund — Class R6 (1)	193,172	2,536,342
BMO Low Volatility Equity Fund — Institutional Class (1)	121,759	1,793,513
Dodge & Cox Stock Fund — Retail Class	10,996	1,878,287
Harbor Capital Appreciation Fund — Retirement Class	14,744	1,099,466
T. Rowe Price Growth Stock Fund — Institutional Class	13,562	959,270
Vanguard Institutional Index Fund — Institutional Class	17,213	4,582,484

Total Large-Cap Funds		15,863,252

Mid-Cap Funds — 2.3%
BMO Mid-Cap Growth Fund — Class R6 (1)	39,004	517,970

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

3

February 29, 2020 (Unaudited)

Schedules of Investments

Moderate Allocation Fund (continued)

Description	Shares	Value
Mutual Funds (continued)

Mid-Cap Funds (continued)
BMO Mid-Cap Value Fund — Class R6 (1)	53,695	$507,421
Vanguard Mid-Cap Index Fund — Institutional Class	16,658	739,114

Total Mid-Cap Funds		1,764,505

Small-Cap Funds — 2.0%
BMO Small-Cap Growth Fund — Institutional Class (1)	47,895	765,368
BMO Small-Cap Value Fund — Class R6 (1)	39,904	430,957
Goldman Sachs Small Cap Value Fund — Institutional Class	7,109	332,352

Total Small-Cap Funds		1,528,677

International Funds — 12.5%
BMO Disciplined International Equity Fund — Institutional Class (1)	135,360	1,291,335
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	61,958	881,045
BMO Pyrford International Stock Fund — Class R6 (1)	89,789	1,120,565
Dodge & Cox International Stock Fund — Retail Class	44,955	1,710,537
MFS International Value Fund — Class R6 (2)	37,175	1,564,328
T. Rowe Price International Discovery Fund — Institutional Class	16,052	1,036,135
Vanguard Developed Markets Index Fund — Admiral Class	114,022	1,449,218
Vanguard Emerging Markets Stock Index Fund — Admiral Class	12,876	435,207

Total International Funds		9,488,370

Fixed Income Funds — 43.7%
BMO Core Plus Bond Fund — Institutional Class (1)	943,486	11,482,224
Metropolitan West Total Return Bond Fund — Plan Class	1,272,776	13,539,537
TCW Emerging Markets Income Fund — Institutional Class	497,077	4,145,626
Vanguard Total Bond Market Index Fund — Institutional Class	360,712	4,122,938

Total Fixed Income Funds		33,290,325

Alternative Funds — 8.4%
BMO Alternative Strategies Fund — Institutional Class (1)	738,646	6,433,608

Total Mutual Funds (identified cost $58,655,663)		68,368,737

Short-Term Investments — 1.1%

Mutual Funds — 1.1%
BMO Institutional Prime Money Market Fund — Premier Class, 1.550% (1)	793,860	793,939

Total Short-Term Investments —1.1% (identified cost $793,939)		793,939

Total Investments — 100.0% (identified cost $66,499,700)		76,155,374
Other Assets and Liabilities — 0.0%		15,129

Total Net Assets — 100.0%		$76,170,503

Balanced Allocation Fund

Description	Shares	Value
Exchange Traded Funds — 9.7%

Large-Cap Funds — 4.9%
Vanguard S&P 500 ETF	45,366	$12,327,757

Fixed Income Funds — 4.8%
Vanguard Long-Term Treasury ETF	128,595	12,224,241

Total Exchange Traded Funds (identified cost $25,241,501)		24,551,998

Mutual Funds — 89.6%

Large-Cap Funds — 31.4%
BMO Dividend Income Fund — Institutional Class (1)	389,813	5,239,083
BMO Large-Cap Growth Fund — Class R6 (1)	591,073	10,320,130
BMO Large-Cap Value Fund — Class R6 (1)	895,065	11,752,206
BMO Low Volatility Equity Fund — Institutional Class (1)	607,234	8,944,553
Dodge & Cox Stock Fund — Retail Class	53,612	9,158,006
Harbor Capital Appreciation Fund — Retirement Class	77,539	5,782,115
T. Rowe Price Growth Stock Fund — Institutional Class	73,098	5,170,240
Vanguard Institutional Index Fund — Institutional Class	87,824	23,380,477

Total Large-Cap Funds		79,746,810

Mid-Cap Funds — 3.4%
BMO Mid-Cap Growth Fund — Class R6 (1)	189,615	2,518,095
BMO Mid-Cap Value Fund — Class R6 (1)	264,184	2,496,536
Vanguard Mid-Cap Index Fund — Institutional Class	80,537	3,573,412

Total Mid-Cap Funds		8,588,043

Small-Cap Funds — 3.0%
BMO Small-Cap Growth Fund — Institutional Class (1)	245,141	3,917,357
BMO Small-Cap Value Fund — Class R6 (1)	209,861	2,266,498
Goldman Sachs Small Cap Value Fund — Institutional Class	34,569	1,616,148

Total Small-Cap Funds		7,800,003

International Funds — 18.6%
BMO Disciplined International Equity Fund — Institutional Class (1)	663,669	6,331,403
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	307,087	4,366,785
BMO Pyrford International Stock Fund — Class R6 (1)	446,866	5,576,887
Dodge & Cox International Stock Fund — Retail Class	220,010	8,371,368
MFS International Value Fund — Class R6 (2)	184,295	7,755,126
T. Rowe Price International Discovery Fund — Institutional Class	79,134	5,108,114
Vanguard Developed Markets Index Fund — Admiral Class	598,944	7,612,574

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

4

BMO Funds

Balanced Allocation Fund (continued)

Description	Shares	Value
Mutual Funds (continued)

International Funds (continued)
Vanguard Emerging Markets Stock Index Fund — Admiral Class	61,245	2,070,083

Total International Funds		47,192,340

Fixed Income Funds — 26.0%
BMO Core Plus Bond Fund — Institutional Class (1)	1,856,773	22,596,921
Metropolitan West Total Return Bond Fund — Plan Class	2,591,445	27,567,283
TCW Emerging Markets Income Fund — Institutional Class	1,234,783	10,298,090
Vanguard Total Bond Market Index Fund — Institutional Class	484,729	5,540,457

Total Fixed Income Funds		66,002,751

Alternative Funds — 7.2%
BMO Alternative Strategies Fund — Institutional Class (1)	2,097,085	18,265,605

Total Mutual Funds (identified cost $174,807,854)		227,595,552

Short-Term Investments — 1.4%

Mutual Funds — 1.4%
BMO Institutional Prime Money Market Fund — Premier Class, 1.550% (1)	3,497,158	3,497,508

Total Short-Term Investments — 1.4% (identified cost $3,497,508)		3,497,508

Total Investments — 100.7% (identified cost $203,546,863)		255,645,058
Other Assets and Liabilities — (0.7)%		(1,736,807)

Total Net Assets — 100.0%		$253,908,251

Growth Allocation Fund

Description	Shares	Value
Exchange Traded Funds — 9.1%

Large-Cap Funds — 6.0%
Vanguard S&P 500 ETF	24,466	$6,648,391

Fixed Income Funds — 3.1%
Vanguard Long-Term Treasury ETF	35,557	3,380,048

Total Exchange Traded Funds (identified cost $10,706,607)		10,028,439

Mutual Funds — 89.7%

Large-Cap Funds — 41.4%
BMO Dividend Income Fund — Institutional Class (1)	227,101	3,052,233
BMO Large-Cap Growth Fund — Class R6 (1)	336,832	5,881,093
BMO Large-Cap Value Fund — Class R6 (1)	512,727	6,732,101
BMO Low Volatility Equity Fund — Institutional Class (1)	353,844	5,212,123
Dodge & Cox Stock Fund — Retail Class	30,158	5,151,687

Description	Shares	Value
Mutual Funds (continued)

Large-Cap Funds (continued)
Harbor Capital Appreciation Fund — Retirement Class	43,141	$3,217,046
T. Rowe Price Growth Stock Fund — Institutional Class	40,557	2,868,619
Vanguard Institutional Index Fund — Institutional Class	51,175	13,623,717

Total Large-Cap Funds		45,738,619

Mid-Cap Funds — 4.6%
BMO Mid-Cap Growth Fund — Class R6 (1)	114,273	1,517,547
BMO Mid-Cap Value Fund — Class R6 (1)	153,857	1,453,949
Vanguard Mid-Cap Index Fund — Institutional Class	48,615	2,157,022

Total Mid-Cap Funds		5,128,518

Small-Cap Funds — 4.0%
BMO Small-Cap Growth Fund — Institutional Class (1)	140,739	2,249,009
BMO Small-Cap Value Fund — Class R6 (1)	113,352	1,224,200
Goldman Sachs Small Cap Value Fund — Institutional Class	20,159	942,457

Total Small-Cap Funds		4,415,666

International Funds — 24.6%
BMO Disciplined International Equity Fund — Institutional Class (1)	374,134	3,569,238
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	178,949	2,544,661
BMO Pyrford International Stock Fund — Class R6 (1)	260,113	3,246,212
Dodge & Cox International Stock Fund — Retail Class	126,109	4,798,440
MFS International Value Fund — Class R6 (2)	107,109	4,507,157
T. Rowe Price International Discovery Fund — Institutional Class	46,479	3,000,187
Vanguard Developed Markets Index Fund — Admiral Class	337,709	4,292,283
Vanguard Emerging Markets Stock Index Fund — Admiral Class	35,794	1,209,846

Total International Funds		27,168,024

Fixed Income Funds — 9.3%
BMO Core Plus Bond Fund — Institutional Class (1)	282,581	3,439,003
Metropolitan West Total Return Bond Fund — Plan Class	411,764	4,380,264
TCW Emerging Markets Income Fund — Institutional Class	293,378	2,446,775
Vanguard Total Bond Market Index Fund — Institutional Class	566	6,472

Total Fixed Income Funds		10,272,514

Alternative Funds — 5.8%
BMO Alternative Strategies Fund — Institutional Class (1)	737,207	6,421,077

Total Mutual Funds (identified cost $75,005,387)		99,144,418

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

5

February 29, 2020 (Unaudited)

Schedules of Investments

Growth Allocation Fund (continued)

Description	Shares	Value
Short-Term Investments — 1.0%

Mutual Funds — 1.0%
BMO Institutional Prime Money Market Fund — Premier Class, 1.550% (1)	1,098,403	$1,098,512

Total Short-Term Investments — 1.0% (identified cost $1,098,512)		1,098,512

Total Investments — 99.8% (identified cost $86,810,506)		110,271,369
Other Assets and Liabilities — 0.2%		245,307

Total Net Assets — 100.0%		$110,516,676

Aggressive Allocation Fund

Description	Shares	Value
Exchange Traded Funds — 7.1%

Large-Cap Funds — 7.1%
Vanguard S&P 500 ETF (identified cost $11,806,145)	38,120	$10,358,729

Mutual Funds — 92.0%

Large-Cap Funds — 50.4%
BMO Dividend Income Fund — Institutional Class (1)	371,000	4,986,236
BMO Large-Cap Growth Fund — Class R6 (1)	535,787	9,354,833
BMO Large-Cap Value Fund — Class R6 (1)	816,467	10,720,210
BMO Low Volatility Equity Fund — Institutional Class (1)	568,860	8,379,314
Dodge & Cox Stock Fund — Retail Class	48,025	8,203,708
Harbor Capital Appreciation Fund — Retirement Class	69,916	5,213,648
T. Rowe Price Growth Stock Fund — Institutional Class	65,181	4,610,229
Vanguard Institutional Index Fund — Institutional Class	82,244	21,895,070

Total Large-Cap Funds		73,363,248

Mid-Cap Funds — 5.8%
BMO Mid-Cap Growth Fund — Class R6 (1)	184,444	2,449,414
BMO Mid-Cap Value Fund — Class R6 (1)	265,298	2,507,064
Vanguard Mid-Cap Index Fund — Institutional Class	77,602	3,443,192

Total Mid-Cap Funds		8,399,670

Description	Shares	Value
Mutual Funds (continued)

Small-Cap Funds — 5.1%
BMO Small-Cap Growth Fund — Institutional Class (1)	235,692	$3,766,362
BMO Small-Cap Value Fund — Class R6 (1)	191,451	2,067,674
Goldman Sachs Small Cap Value Fund — Institutional Class	34,006	1,589,818

Total Small-Cap Funds		7,423,854

International Funds — 30.2%
BMO Disciplined International Equity Fund — Institutional Class (1)	602,470	5,747,569
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	291,136	4,139,960
BMO Pyrford International Stock Fund — Class R6 (1)	417,788	5,213,989
Dodge & Cox International Stock Fund — Retail Class	200,337	7,622,808
MFS International Value Fund — Class R6 (2)	172,770	7,270,170
T. Rowe Price International Discovery Fund — Institutional Class	74,939	4,837,299
Vanguard Developed Markets Index Fund — Admiral Class	553,191	7,031,056
Vanguard Emerging Markets Stock Index Fund — Admiral Class	59,927	2,025,545

Total International Funds		43,888,396

Alternative Funds — 0.5%
BMO Alternative Strategies Fund — Institutional Class (1)	91,278	795,032

Total Mutual Funds (identified cost $91,514,279)		133,870,200

Short-Term Investments — 1.0%

Mutual Funds — 1.0%
BMO Institutional Prime Money Market Fund — Premier Class, 1.550% (1)	1,380,239	1,380,377

Total Short-Term Investments — 1.0% (identified cost $1,380,377)		1,380,377

Total Investments — 100.1% (identified cost $104,700,801)		145,609,306
Other Assets and Liabilities — (0.1)%		(109,832)

Total Net Assets — 100.0%		$145,499,474

Notes to Schedules of Investments

The categories of investments are shown as a percentage of total net assets for each Fund as of February 29, 2020.

(1)	Denotes an investment in an affiliated entity. Please refer to Note 5, subsection Investments in Affiliated Issuers, in the Notes to Financial Statements.
(2)	Non-income producing.
ETF-	Exchange Traded Fund

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

6

February 29, 2020 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	Conservative Allocation Fund	Moderate Allocation Fund	Balanced Allocation Fund	Growth Allocation Fund	Aggressive Allocation Fund
Assets:
Investments in unaffiliated issuers, at value	$23,100,849	$44,587,197	$147,555,491	$62,630,411	$84,101,272
Cash sweep investments in affiliated issuers, at value	390,517	793,939	3,497,508	1,098,512	1,380,377
Investments in other affiliated issuers, at value	14,689,201	30,774,238	104,592,059	46,542,446	60,127,657
Dividends and interest receivable	55,986	80,308	165,973	27,622	2,448
Receivable for investments sold	631,863	711,162	2,910,248	—	—
Receivable for capital stock sold	2,482,471	54,556	13,484	467,156	133,483
Receivable from affiliates, net (Note 5)	12,831	14,778	2,013	17,272	7,558
Prepaid expenses and other receivables	42,377	43,725	43,852	43,074	43,313

Total assets	41,406,095	77,059,903	258,780,628	110,826,493	145,796,108

Liabilities:
Payable for investments purchased	614,060	692,051	3,902,978	—	—
Payable for capital stock redeemed	29,036	181,371	946,006	295,931	277,280
Other liabilities	12,986	15,978	23,393	13,886	19,354

Total liabilities	656,082	889,400	4,872,377	309,817	296,634

Total net assets	$40,750,013	$76,170,503	$253,908,251	$110,516,676	$145,499,474

Net assets consist of:
Paid-in capital	$35,866,772	$64,408,249	$190,080,949	$82,331,894	$95,894,170
Distributable earnings	4,883,241	11,762,254	63,827,302	28,184,782	49,605,304

Total net assets	$40,750,013	$76,170,503	$253,908,251	$110,516,676	$145,499,474

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares	$7.42	$8.73	$7.74	$8.67	$7.78
Institutional class of shares	7.77	8.76	7.73	8.66	7.77
Retirement class R-3 of shares	7.59	8.75	7.76	8.69	7.76
Retirement class R-6 of shares	7.48	8.77	7.75	8.69	7.79

Net assets:
Investor class of shares	$10,136,191	$3,273,149	$49,384,591	$2,389,619	$16,990,718
Institutional class of shares	401,936	7,601,676	35,298,723	11,051,877	9,196,205
Retirement class R-3 of shares	566,148	7,013,134	13,790,375	8,416,348	16,334,941
Retirement class R-6 of shares	29,645,738	58,282,544	155,434,562	88,658,832	102,977,610

Total net assets	$40,750,013	$76,170,503	$253,908,251	$110,516,676	$145,499,474

Shares outstanding:
Investor class of shares	1,365,803	374,954	6,378,358	275,588	2,184,005
Institutional class of shares	51,703	868,208	4,563,620	1,275,945	1,183,408
Retirement class R-3 of shares	74,574	801,844	1,778,123	968,798	2,103,762
Retirement class R-6 of shares	3,964,453	6,646,170	20,044,895	10,203,624	13,224,825

Total shares outstanding	5,456,533	8,691,176	32,764,996	12,723,955	18,696,000

Investments, at cost:
Investments in unaffiliated issuers	$20,146,661	$38,021,365	$110,213,026	$44,307,209	$53,865,841
Cash sweep investments in affiliated issuers	390,517	793,939	3,497,508	1,098,512	1,380,377
Investments in other affiliated issuers	13,083,002	27,684,396	89,836,329	41,404,785	49,454,583

Total investments, at cost	$33,620,180	$66,499,700	$203,546,863	$86,810,506	$104,700,801

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

7

February 29, 2020 (Unaudited)

Statements of Operations	BMO Funds

	Conservative Allocation Fund	Moderate Allocation Fund	Balanced Allocation Fund	Growth Allocation Fund	Aggressive Allocation Fund
Investment Income:
Dividend income from:
Unaffiliated issuers	$97,569	$558,602	$1,966,860	$796,185	$1,061,754
Affiliated issuers	406,949	414,628	1,584,903	722,357	1,060,394
Excess expense reimbursement from investment adviser (Note 5)	9,145	28,577	55,640	45,880	39,694

Total income	513,663	1,001,807	3,607,403	1,564,422	2,161,842

Expenses:
Shareholder servicing fees (Note 5)	13,085	4,394	76,996	6,902	29,364
Administration fees (Note 5)	8,732	12,925	85,234	20,467	38,946
Portfolio accounting fees	12,708	13,886	25,388	15,787	18,675
Recordkeeping fees	19,538	18,141	19,423	18,206	18,779
Custodian fees	907	1,682	6,662	2,697	3,901
Registration fees	31,004	31,075	31,648	31,248	31,249
Professional fees	7,409	7,409	7,409	7,409	7,409
Printing and postage	4,356	4,885	5,281	4,475	5,177
Directors’ fees	7,967	7,967	7,967	7,967	7,967
Distribution services fees (Note 5)	1,594	18,045	35,507	21,857	43,020
Miscellaneous	2,442	3,030	6,454	3,621	4,734

Total expenses	109,742	123,439	307,969	140,636	209,221

Deduct:
Expense waivers (Note 5)	(90,399)	(96,443)	(149,453)	(104,660)	(115,255)

Net expenses	19,343	26,996	158,516	35,976	93,966

Net investment income	494,320	974,811	3,448,887	1,528,446	2,067,876

Realized and unrealized gain (loss) on investments:
Net realized gain on transactions from:
Investments in unaffiliated issuers	324,064	2,005,701	10,061,535	3,418,010	5,891,434
Investments in affiliated issuers	249,919	517,578	4,175,228	1,572,929	3,127,938
Net realized gain (loss) on capital gains distributions from:
Investments in unaffiliated issuers	(120,780)	427,349	1,946,718	1,016,347	1,623,200
Investments in affiliated issuers	348,241	244,630	1,324,376	768,470	1,288,501

Total net realized gain (loss)	801,444	3,195,258	17,507,857	6,775,756	11,931,073
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated issuers	(48,086)	(1,864,285)	(10,552,047)	(4,327,993)	(7,791,657)
Investments in affiliated issuers	(513,135)	(1,202,573)	(6,792,963)	(3,042,057)	(4,785,563)

Total net change in unrealized appreciation/depreciation	(561,221)	(3,066,858)	(17,345,010)	(7,370,050)	(12,577,220)

Net realized and unrealized gain (loss)	240,223	128,400	162,847	(594,294)	(646,147)

Change in net assets resulting from operations	$734,543	$1,103,211	$3,611,734	$934,152	$1,421,729

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

8

Statements of Changes in Net Assets	BMO Funds

	Conservative Allocation Fund		Moderate Allocation Fund
	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019
Change in net assets resulting from:

Operations:
Net investment income (loss)	$494,320	$981,460	$974,811	$1,837,031
Net realized gain (loss) on investments	801,444	976,446	3,195,258	2,627,602
Net change in unrealized appreciation/depreciation on investments	(561,221)	94,897	(3,066,858)	(3,037,226)

Change in net assets resulting from operations	734,543	2,052,803	1,103,211	1,427,407

Distributions to shareholders:
Investor class of shares	(588,913)	(1,832,308)	(210,809)	(498,960)
Institutional class of shares	(29,294)	(80,131)	(370,646)	(652,823)
Retirement class R-3 of shares	(34,543)	(138,410)	(410,410)	(807,355)
Retirement class R-6 of shares	(1,456,744)	(3,516,104)	(3,427,730)	(6,601,234)

Change in net assets resulting from distributions to shareholders	(2,109,494)	(5,566,953)	(4,419,595)	(8,560,372)

Capital stock transactions:
Proceeds from sale of shares	7,255,627	12,833,774	12,560,787	21,406,373
Net asset value of shares issued to shareholders in payment of distributions declared	2,109,494	5,566,953	4,393,582	8,560,371
Cost of shares redeemed	(5,030,978)	(14,610,744)	(9,288,293)	(32,977,344)

Change in net assets resulting from capital stock transactions	4,334,143	3,789,983	7,666,076	(3,010,600)

Change in net assets	2,959,192	275,833	4,349,692	(10,143,565)

Net assets:
Beginning of period	37,790,821	37,514,988	71,820,811	81,964,376

End of period	$40,750,013	$37,790,821	$76,170,503	$71,820,811

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

9

Statements of Changes in Net Assets	BMO Funds

	Balanced Allocation Fund		Growth Allocation Fund		Aggressive Allocation Fund
	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019
Change in net assets resulting from:

Operations:
Net investment income (loss)	$3,448,887	$6,479,257	$1,528,446	$2,202,510	$2,067,876	$3,044,980
Net realized gain (loss) on investments	17,507,857	21,400,763	6,775,756	7,003,942	11,931,073	12,682,620
Net change in unrealized appreciation/depreciation on investments	(17,345,010)	(24,330,313)	(7,370,050)	(10,039,095)	(12,577,220)	(19,115,380)

Change in net assets resulting from operations	3,611,734	3,549,707	934,152	(832,643)	1,421,729	(3,387,780)

Distributions to shareholders:
Investor class of shares	(6,302,490)	(8,967,196)	(472,835)	(690,676)	(2,248,354)	(3,116,691)
Institutional class of shares	(3,952,087)	(3,335,219)	(1,063,122)	(1,735,406)	(1,042,965)	(1,541,577)
Retirement class R-3 of shares	(1,386,719)	(1,767,800)	(642,786)	(976,684)	(1,537,576)	(1,805,967)
Retirement class R-6 of shares	(15,963,209)	(17,482,928)	(7,071,756)	(8,566,608)	(10,584,450)	(13,423,510)

Change in net assets resulting from distributions to shareholders	(27,604,505)	(31,553,143)	(9,250,499)	(11,969,374)	(15,413,345)	(19,887,745)

Capital stock transactions:
Proceeds from sale of shares	26,044,987	54,213,225	15,547,809	26,450,385	16,858,227	26,760,381
Net asset value of shares issued to shareholders in payment of distributions declared	27,551,532	31,544,597	9,250,499	11,969,373	15,406,632	19,878,744
Cost of shares redeemed	(49,386,218)	(129,776,859)	(19,849,144)	(34,353,214)	(35,048,765)	(40,818,080)

Change in net assets resulting from capital stock transactions	4,210,301	(44,019,037)	4,949,164	4,066,544	(2,783,906)	5,821,045

Change in net assets	(19,782,470)	(72,022,473)	(3,367,183)	(8,735,473)	(16,775,522)	(17,454,480)

Net assets:
Beginning of period	273,690,721	345,713,194	113,883,859	122,619,332	162,274,996	179,729,476

End of period	$253,908,251	$273,690,721	$110,516,676	$113,883,859	$145,499,474	$162,274,996

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

10

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (2)(3)	Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
											Gross Expenses	Net Expenses (4)	Net investment income (loss) (4)
Conservative Allocation Fund
2020(5)	$7.72	$0.09		$0.05	$0.14	$(0.22)	$(0.22)	$(0.44)	$7.42	1.82%	0.86%	0.33%	2.35%	$10,136	38%
2019	8.67	0.18	(6)	0.14	0.32	(0.22)	(1.05)	(1.27)	7.72	5.13	0.85	0.33	2.36	10,526	50
2018	10.02	0.21		(0.03)	0.18	(0.40)	(1.13)	(1.53)	8.67	1.79	0.79	0.33	1.99	13,395	29
2017	9.80	0.18		0.28	0.46	(0.24)	(0.00)	(0.24)	10.02	4.83	0.58	0.33	1.55	15,531	40
2016	9.76	0.25		0.21	0.46	(0.23)	(0.19)	(0.42)	9.80	4.98	0.56	0.33	2.23	17,919	31
2015	10.14	0.20		(0.34)	(0.14)	(0.16)	(0.08)	(0.24)	9.76	(1.37)	0.57	0.33	1.97	23,598	39
Moderate Allocation Fund
2020(5)	9.13	0.11		0.04	0.15	(0.23)	(0.32)	(0.55)	8.73	1.58	0.64	0.30	2.33	3,273	47
2019	9.92	0.19	(6)	0.02	0.21	(0.26)	(0.74)	(1.00)	9.13	3.15	0.64	0.30	2.05	3,486	57
2018	10.08	0.18		0.31	0.49	(0.19)	(0.46)	(0.65)	9.92	4.94	0.60	0.30	1.69	7,126	31
2017	9.72	0.17		0.55	0.72	(0.22)	(0.14)	(0.36)	10.08	7.59	0.58	0.30	1.43	7,777	39
2016	9.78	0.24		0.23	0.47	(0.20)	(0.33)	(0.53)	9.72	5.13	0.56	0.30	1.92	13,119	38
2015	10.20	0.17		(0.36)	(0.19)	(0.17)	(0.06)	(0.23)	9.78	(1.89)	0.57	0.30	1.72	22,595	30
Balanced Allocation Fund
2020(5)	8.49	0.10		0.02	0.12	(0.19)	(0.68)	(0.87)	7.74	1.01	0.48	0.33	2.32	49,385	32
2019	9.41	0.23		(0.25)	(0.02)	(0.21)	(0.69)	(0.90)	8.49	0.94	0.47	0.33	1.87	62,662	52
2018	9.65	0.15		0.60	0.75	(0.18)	(0.81)	(0.99)	9.41	8.06	0.48	0.33	1.39	98,453	29
2017	9.42	0.13		0.79	0.92	(0.18)	(0.51)	(0.69)	9.65	10.33	0.48	0.33	1.19	101,517	35
2016	9.78	0.15		0.32	0.47	(0.17)	(0.66)	(0.83)	9.42	5.23	0.47	0.33	1.54	110,814	33
2015	10.26	0.15		(0.39)	(0.24)	(0.17)	(0.07)	(0.24)	9.78	(2.41)	0.47	0.33	1.38	157,207	29
Growth Allocation Fund
2020(5)	9.33	0.56		(0.48)	0.08	(0.19)	(0.55)	(0.74)	8.67	0.36	0.55	0.30	2.50	2,390	39
2019	10.58	0.15	(6)	(0.39)	(0.24)	(0.22)	(0.79)	(1.01)	9.33	(1.00)	0.56	0.30	1.63	5,883	44
2018	10.23	0.13		0.98	1.11	(0.18)	(0.58)	(0.76)	10.58	11.15	0.56	0.30	1.18	13,887	32
2017	9.57	0.10		1.11	1.21	(0.12)	(0.43)	(0.55)	10.23	13.27	0.57	0.30	1.10	16,758	42
2016	9.82	0.12		0.37	0.49	(0.16)	(0.58)	(0.74)	9.57	5.28	0.56	0.30	1.22	24,691	38
2015	10.31	0.11		(0.41)	(0.30)	(0.16)	(0.03)	(0.19)	9.82	(2.95)	0.57	0.30	1.10	43,023	20
Aggressive Allocation Fund
2020(5)	8.53	0.14		(0.07)	0.07	(0.16)	(0.66)	(0.82)	7.78	0.06	0.52	0.33	2.35	16,991	28
2019	10.01	0.24		(0.61)	(0.37)	(0.21)	(0.90)	(1.11)	8.53	(2.10)	0.52	0.33	1.59	23,715	47
2018	10.01	0.12		1.20	1.32	(0.19)	(1.13)	(1.32)	10.01	13.90	0.53	0.33	1.06	34,898	27
2017	9.56	0.11		1.27	1.38	(0.10)	(0.83)	(0.93)	10.01	15.60	0.53	0.33	1.03	37,632	33
2016	9.85	0.10		0.38	0.48	(0.13)	(0.64)	(0.77)	9.56	5.14	0.52	0.33	1.04	52,260	33
2015	10.36	0.12		(0.41)	(0.29)	(0.18)	(0.04)	(0.22)	9.85	(2.79)	0.53	0.34	0.73	83,064	44

(1)	Annualized for periods less than one year.
(2)	Based on net asset value as of end of period date.
(3)	Not annualized for periods less than one year.
(4)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income ratios.
(5)	For the six months ended February 29, 2020 (unaudited).
(6)	Calculated using the average shares method.

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

11

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (2)(3)	Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
											Gross Expenses	Net Expenses (4)	Net investment income (loss) (4)
Conservative Allocation Fund
2020(5)	$8.05	$2.13	(6)	$(1.97)	$0.16	$(0.22)	$(0.22)	$(0.44)	$7.77	2.00%	0.60%	0.08%	2.45%	$402	38%
2019	8.97	0.21	(6)	0.14	0.35	(0.22)	(1.05)	(1.27)	8.05	5.32	0.60	0.08	2.57	564	50
2018	10.02	3.41		(3.20)	0.21	(0.13)	(1.13)	(1.26)	8.97	2.11	0.52	0.08	1.10	1,416	29
2017	9.81	0.18		0.30	0.48	(0.27)	(0.00)	(0.27)	10.02	5.07	0.33	0.08	1.78	26,464	40
2016	9.77	0.24		0.25	0.49	(0.26)	(0.19)	(0.45)	9.81	5.29	0.31	0.08	2.46	29,479	31
2015	10.15	0.23		(0.35)	(0.12)	(0.17)	(0.09)	(0.26)	9.77	(1.22)	0.32	0.08	2.23	29,104	39
Moderate Allocation Fund
2020(5)	9.16	0.14		0.02	0.16	(0.24)	(0.32)	(0.56)	8.76	1.54	0.39	0.05	2.74	7,602	47
2019	9.94	0.21	(6)	0.02	0.23	(0.27)	(0.74)	(1.01)	9.16	3.42	0.39	0.05	2.27	6,997	57
2018	10.08	0.28		0.25	0.53	(0.21)	(0.46)	(0.67)	9.94	5.33	0.36	0.05	1.68	5,888	31
2017	9.73	0.17		0.57	0.74	(0.25)	(0.14)	(0.39)	10.08	7.82	0.33	0.05	1.66	9,375	39
2016	9.79	0.23		0.28	0.51	(0.24)	(0.33)	(0.57)	9.73	5.50	0.31	0.05	2.15	11,990	38
2015	10.21	0.21		(0.38)	(0.17)	(0.18)	(0.07)	(0.25)	9.79	(1.75)	0.32	0.05	1.95	16,112	30
Balanced Allocation Fund
2020(5)	8.50	0.11		0.02	0.13	(0.22)	(0.68)	(0.90)	7.73	1.07	0.23	0.08	2.59	35,299	32
2019	9.42	0.26		(0.26)	—	(0.23)	(0.69)	(0.92)	8.50	1.23	0.22	0.08	1.99	37,232	52
2018	9.66	0.19		0.58	0.77	(0.20)	(0.81)	(1.01)	9.42	8.27	0.23	0.08	1.61	47,597	29
2017	9.43	0.13		0.81	0.94	(0.20)	(0.51)	(0.71)	9.66	10.67	0.23	0.08	1.42	52,821	35
2016	9.79	0.17		0.33	0.50	(0.20)	(0.66)	(0.86)	9.43	5.54	0.22	0.08	1.73	74,515	33
2015	10.26	0.17		(0.39)	(0.22)	(0.19)	(0.06)	(0.25)	9.79	(2.17)	0.22	0.08	1.59	81,475	29
Growth Allocation Fund
2020(5)	9.32	0.14		(0.05)	0.09	(0.20)	(0.55)	(0.75)	8.66	0.52	0.30	0.05	2.74	11,052	39
2019	10.59	0.18	(6)	(0.42)	(0.24)	(0.24)	(0.79)	(1.03)	9.32	(0.88)	0.31	0.05	1.96	13,390	44
2018	10.23	0.15		1.00	1.15	(0.21)	(0.58)	(0.79)	10.59	11.59	0.31	0.05	1.42	11,441	32
2017	9.58	0.09		1.14	1.23	(0.15)	(0.43)	(0.58)	10.23	13.51	0.32	0.05	1.15	8,969	42
2016	9.84	0.14		0.37	0.51	(0.19)	(0.58)	(0.77)	9.58	5.50	0.31	0.05	1.48	9,696	38
2015	10.32	0.15		(0.42)	(0.27)	(0.18)	(0.03)	(0.21)	9.84	(2.72)	0.32	0.05	1.32	15,252	20
Aggressive Allocation Fund
2020(5)	8.53	0.14		(0.06)	0.08	(0.18)	(0.66)	(0.84)	7.77	0.16	0.27	0.08	2.60	9,196	28
2019	10.01	0.26		(0.61)	(0.35)	(0.23)	(0.90)	(1.13)	8.53	(1.79)	0.27	0.08	1.79	12,095	47
2018	10.00	0.15		1.20	1.35	(0.21)	(1.13)	(1.34)	10.01	14.26	0.28	0.08	1.23	15,878	27
2017	9.57	0.14		1.25	1.39	(0.13)	(0.83)	(0.96)	10.00	15.79	0.28	0.08	1.29	14,685	33
2016	9.87	0.11		0.39	0.50	(0.16)	(0.64)	(0.80)	9.57	5.41	0.27	0.08	1.31	24,026	33
2015	10.37	0.14		(0.40)	(0.26)	(0.19)	(0.05)	(0.24)	9.87	(2.55)	0.28	0.09	1.06	31,770	44

(1)	Annualized for periods less than one year.
(2)	Based on net asset value as of end of period date.
(3)	Not annualized for periods less than one year.
(4)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income ratios.
(5)	For the six months ended February 29, 2020 (Unaudited).
(6)	Calculated using the average shares method.

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

12

Financial Highlights—Retirement Class R-3 of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (2)(3)	Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
											Gross Expenses	Net Expenses (4)	Net investment income (loss) (4)
Conservative Allocation Fund
2020(5)	$7.88	$0.16		$(0.02)	$0.14	$(0.21)	$(0.22)	$(0.43)	$7.59	1.73%	1.11%	0.58%	2.10%	$566	38%
2019	8.84	0.17	(6)	0.13	0.30	(0.21)	(1.05)	(1.26)	7.88	4.78	1.10	0.58	2.14	633	50
2018	10.01	0.52		(0.36)	0.16	(0.20)	(1.13)	(1.33)	8.84	1.58	1.04	0.58	1.41	956	29
2017	9.80	0.13		0.30	0.43	(0.22)	(0.00)	(0.22)	10.01	4.52	0.83	0.58	1.34	3,012	40
2016	9.74	0.21		0.24	0.45	(0.20)	(0.19)	(0.39)	9.80	4.82	0.81	0.58	1.97	6,802	31
2015	10.14	0.20		(0.37)	(0.17)	(0.15)	(0.08)	(0.23)	9.74	(1.72)	0.82	0.58	1.74	7,624	39
Moderate Allocation Fund
2020(5)	9.14	0.09		0.05	0.14	(0.21)	(0.32)	(0.53)	8.75	1.45	0.89	0.55	2.07	7,013	47
2019	9.91	0.17	(6)	0.02	0.19	(0.22)	(0.74)	(0.96)	9.14	2.94	0.89	0.55	1.89	6,975	57
2018	10.08	0.20		0.26	0.46	(0.17)	(0.46)	(0.63)	9.91	4.65	0.85	0.55	1.43	8,095	31
2017	9.72	0.11		0.58	0.69	(0.19)	(0.14)	(0.33)	10.08	7.37	0.83	0.55	1.10	13,725	39
2016	9.76	0.26		0.19	0.45	(0.16)	(0.33)	(0.49)	9.72	4.90	0.81	0.55	1.65	12,695	38
2015	10.20	0.15		(0.37)	(0.22)	(0.16)	(0.06)	(0.22)	9.76	(2.23)	0.82	0.55	1.45	22,279	30
Balanced Allocation Fund
2020(5)	8.50	0.08		0.03	0.11	(0.17)	(0.68)	(0.85)	7.76	0.78	0.73	0.58	2.02	13,790	32
2019	9.41	0.21		(0.24)	(0.03)	(0.19)	(0.69)	(0.88)	8.50	0.75	0.72	0.58	1.73	13,632	52
2018	9.64	0.13		0.59	0.72	(0.14)	(0.81)	(0.95)	9.41	7.77	0.73	0.58	1.16	19,213	29
2017	9.40	0.09		0.80	0.89	(0.14)	(0.51)	(0.65)	9.64	10.11	0.73	0.58	0.92	23,649	35
2016	9.76	0.13		0.31	0.44	(0.14)	(0.66)	(0.80)	9.40	4.94	0.72	0.58	1.28	29,095	33
2015	10.25	0.12		(0.38)	(0.26)	(0.16)	(0.07)	(0.23)	9.76	(2.64)	0.72	0.58	1.15	38,677	29
Growth Allocation Fund
2020(5)	9.34	0.08		(0.01)	0.07	(0.17)	(0.55)	(0.72)	8.69	0.24	0.80	0.55	1.98	8,416	39
2019	10.58	0.15	(6)	(0.42)	(0.27)	(0.18)	(0.79)	(0.97)	9.34	(1.29)	0.81	0.55	1.59	8,220	44
2018	10.22	0.10		0.99	1.09	(0.15)	(0.58)	(0.73)	10.58	11.00	0.81	0.55	0.91	15,107	32
2017	9.55	0.10		1.08	1.18	(0.08)	(0.43)	(0.51)	10.22	12.96	0.82	0.55	0.85	18,846	42
2016	9.81	0.09		0.37	0.46	(0.14)	(0.58)	(0.72)	9.55	4.95	0.81	0.55	0.91	25,876	38
2015	10.30	0.09		(0.40)	(0.31)	(0.15)	(0.03)	(0.18)	9.81	(3.10)	0.82	0.55	0.83	28,903	20
Aggressive Allocation Fund
2020(5)	8.50	0.09		(0.03)	0.06	(0.14)	(0.66)	(0.80)	7.76	(0.04)	0.77	0.58	1.94	16,335	28
2019	9.99	0.20		(0.60)	(0.40)	(0.19)	(0.90)	(1.09)	8.50	(2.47)	0.77	0.58	1.29	16,079	47
2018	9.98	0.10		1.20	1.30	(0.16)	(1.13)	(1.29)	9.99	13.70	0.78	0.58	0.79	16,950	27
2017	9.55	0.06		1.29	1.35	(0.09)	(0.83)	(0.92)	9.98	15.24	0.78	0.58	0.63	17,152	33
2016	9.84	0.07		0.38	0.45	(0.10)	(0.64)	(0.74)	9.55	4.87	0.77	0.58	0.77	19,395	33
2015	10.35	0.10		(0.40)	(0.30)	(0.17)	(0.04)	(0.21)	9.84	(2.94)	0.78	0.59	0.48	22,578	44

(1)	Annualized for periods less than one year.
(2)	Based on net asset value as of end of period date.
(3)	Not annualized for periods less than one year.
(4)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income ratios.
(5)	For the six months ended February 29, 2020 (Unaudited).
(6)	Calculated using the average shares method.

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

13

Financial Highlights—Retirement Class R-6 of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (2)(3)	Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
											Gross Expenses	Net Expenses (4)	Net investment income (loss) (4)
Conservative Allocation Fund
2020(5)	$7.76	$0.12		$0.04	$0.16	$(0.22)	$(0.22)	$(0.44)	$7.48	2.08%	0.46%	0.00%	2.74%	$29,646	38%
2019	8.68	0.21	(6)	0.14	0.35	(0.22)	(1.05)	(1.27)	7.76	5.51	0.45	0.00	2.72	26,067	50
2018	10.03	0.21		0.01	0.22	(0.44)	(1.13)	(1.57)	8.68	2.28	0.39	0.00	2.42	21,748	29
2017	9.82	0.27		0.23	0.50	(0.29)	(0.00)	(0.29)	10.03	5.22	0.18	0.00	1.96	28,927	40
2016	9.79	0.25		0.24	0.49	(0.27)	(0.19)	(0.46)	9.82	5.34	0.16	0.00	2.61	88,818	31
2015	10.15	0.25		(0.34)	(0.09)	(0.19)	(0.08)	(0.27)	9.79	(0.94)	0.17	0.00	2.38	86,637	39
Moderate Allocation Fund
2020(5)	9.16	0.13		0.04	0.17	(0.24)	(0.32)	(0.56)	8.77	1.76	0.24	0.00	2.69	58,283	47
2019	9.92	0.23	(6)	0.02	0.25	(0.27)	(0.74)	(1.01)	9.16	3.63	0.24	0.00	2.58	54,363	57
2018	10.09	0.22		0.31	0.53	(0.24)	(0.46)	(0.70)	9.92	5.33	0.20	0.00	2.12	60,855	31
2017	9.74	0.21		0.54	0.75	(0.26)	(0.14)	(0.40)	10.09	8.02	0.18	0.00	1.83	80,283	39
2016	9.80	0.22		0.30	0.52	(0.25)	(0.33)	(0.58)	9.74	5.67	0.16	0.00	2.27	101,327	38
2015	10.21	0.21		(0.37)	(0.16)	(0.19)	(0.06)	(0.25)	9.80	(1.56)	0.17	0.00	2.11	93,206	30
Balanced Allocation Fund
2020(5)	8.52	0.12		0.01	0.13	(0.22)	(0.68)	(0.90)	7.75	1.08	0.08	0.00	2.64	155,435	32
2019	9.42	0.25		(0.23)	0.02	(0.23)	(0.69)	(0.92)	8.52	1.48	0.07	0.00	2.23	160,166	52
2018	9.66	0.18		0.61	0.79	(0.22)	(0.81)	(1.03)	9.42	8.51	0.08	0.00	1.82	180,451	29
2017	9.44	0.19		0.76	0.95	(0.22)	(0.51)	(0.73)	9.66	10.73	0.08	0.00	1.67	193,690	35
2016	9.80	0.18		0.33	0.51	(0.21)	(0.66)	(0.87)	9.44	5.70	0.07	0.00	1.87	252,982	33
2015	10.27	0.18		(0.39)	(0.21)	(0.19)	(0.07)	(0.26)	9.80	(2.08)	0.07	0.00	1.78	247,496	29
Growth Allocation Fund
2020(5)	9.34	0.13		(0.03)	0.10	(0.20)	(0.55)	(0.75)	8.69	0.63	0.15	0.00	2.60	88,659	39
2019	10.59	0.18	(6)	(0.40)	(0.22)	(0.24)	(0.79)	(1.03)	9.34	(0.68)	0.16	0.00	1.94	86,392	44
2018	10.24	0.17		0.99	1.16	(0.23)	(0.58)	(0.81)	10.59	11.66	0.17	0.00	1.59	82,185	32
2017	9.59	0.16		1.09	1.25	(0.17)	(0.43)	(0.60)	10.24	13.69	0.17	0.00	1.49	84,417	42
2016	9.85	0.15		0.37	0.52	(0.20)	(0.58)	(0.78)	9.59	5.67	0.16	0.00	1.51	79,852	38
2015	10.32	0.16		(0.41)	(0.25)	(0.19)	(0.03)	(0.22)	9.85	(2.52)	0.17	0.00	1.47	67,727	20
Aggressive Allocation Fund
2020(5)	8.54	0.12		(0.03)	0.09	(0.18)	(0.66)	(0.84)	7.79	0.28	0.12	0.00	2.61	102,978	28
2019	10.02	0.25		(0.60)	(0.35)	(0.23)	(0.90)	(1.13)	8.54	(1.77)	0.12	0.00	1.94	110,386	47
2018	10.01	0.16		1.21	1.37	(0.23)	(1.13)	(1.36)	10.02	14.51	0.13	0.00	1.47	112,003	27
2017	9.58	0.15		1.26	1.41	(0.15)	(0.83)	(0.98)	10.01	16.00	0.13	0.00	1.43	105,925	33
2016	9.88	0.14		0.38	0.52	(0.18)	(0.64)	(0.82)	9.58	5.58	0.12	0.00	1.38	123,203	33
2015	10.37	0.17		(0.41)	(0.24)	(0.21)	(0.04)	(0.25)	9.88	(2.37)	0.12	0.00	1.12	113,933	44

(1)	Annualized for periods less than one year.
(2)	Based on net asset value as of end of period date.
(3)	Not annualized for periods less than one year.
(4)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income ratios.
(5)	For the six months ended February 29, 2020 (Unaudited).
(6)	Calculated using the average shares method.

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

14

February 29, 2020 (Unaudited)

Notes to Financial Statements	BMO Funds

1.	Organization

BMO Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company. As of February 29, 2020, the Corporation consisted of 31 portfolios, including 5 target risk diversified portfolios within this semi-annual report (individually referred to as the “Fund,” or collectively as the “Funds”), each with differing share class offerings as well as 26 other portfolios whose semi-annual report is available under a separate cover. BMO Asset Management Corp. serves as the Funds’ investment adviser (the “Adviser”), a Delaware corporation headquartered in Chicago, Illinois that is a wholly-owned subsidiary of BMO Financial Corp.

Fund	Inception Date	Investment Objective
Conservative Allocation Fund	May 30, 2014	To provide total return primarily from income, secondarily from appreciation.
Moderate Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Balanced Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Growth Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Aggressive Allocation Fund	May 30, 2014	To provide total investment return primarily from appreciation, secondarily from income.

The target investment allocation for each of the Funds, based on each Fund’s total assets, is set forth below.

Fund	Equity	Fixed Income	Alternatives	Money Market Funds
Conservative Allocation Fund	10%-30%	60%-80%	0%-15%	0%-10%
Moderate Allocation Fund	30%-50%	40%-60%	0%-15%	0%-10%
Balanced Allocation Fund	50%-70%	25%-45%	0%-15%	0%-10%
Growth Allocation Fund	70%-90%	5%-25%	0%-15%	0%-10%
Aggressive Allocation Fund	90%–100%	0%	0%–10%	0%–10%

Each Fund seeks to achieve its investment objectives by investing in a mix of BMO Funds (without limitation) and unaffiliated mutual funds. The Funds are designed to provide investors with investment management, asset allocation, and ongoing reallocation over time. Each Fund is considered a “fund of funds” because it invests in other mutual funds. A fund of funds bears its own direct expenses in addition to bearing a proportionate share of expenses charged to the underlying funds in which it invests.

2.	Significant Accounting Policies

The Funds are investment companies and follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Investment Valuations—Investments in other open-end registered investment companies are valued at net asset value.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments; it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the Fund or the financial statements presented.

In valuing underlying fund investments, the Funds use the NAVs reported by the underlying funds. An underlying fund may need to fair value one or more of its investments, which may, in turn, require a Fund to do the same because of delays in obtaining the underlying fund’s NAV.

Investment Income, Expenses, and Distributions—Investment income and expenses are accrued daily. The Funds distribute net investment income, if any, and net realized gains (net of any capital loss carryovers) annually. Dividend income, realized gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date except in the case of certain foreign securities, for which dividends are recorded as soon after the ex-dividend date as the Fund’s information agents become aware of such dividends. Non-cash dividends included in dividend income, if any, are recorded at fair value. Paid-in-kind interest included in interest income, if any, is accrued daily.

The Funds offer multiple classes of shares which differ in their respective distribution, administration, and service fees. All shareholders bear the common expenses of the Funds. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in class-specific expenses. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class

15

Notes to Financial Statements (continued)

of shares based on the value of total shares outstanding of each class without distinction between share classes. Expenses attributable to a particular class of shares, such as shareholder servicing fees, are allocated directly to that class.

Federal Income Taxes—The policies and procedures of the Funds require compliance with Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended, and distribution to shareholders each year of substantially all of their income. Accordingly, no provision for federal tax are necessary. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

Securities of Other Investment Companies & Underlying Fund Investment Risk—The Funds invest in the securities of other investment companies, including exchange-traded funds, within the limits prescribed by the 1940 Act and the rules promulgated thereunder. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. The Funds also may invest in investment companies that are not organized under the laws of the United States. The Funds’ risks are directly related to the risks of the underlying funds. It is important to understand the risks associated with investing in the underlying funds.

Commitments and Contingencies—In the normal course of business, the Corporation enters into contracts that provide general indemnifications to other parties. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation that have not yet occurred. However, the Corporation has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Other—Investment transactions are accounted for on a trade date basis. Net realized gains and losses on securities are computed on the basis of specific security lot identification.

3.	Fair Value Measurement

Fair Valuation Measurement defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when a significant decrease occurs in the trade volume and/or frequency for an asset, or when a transaction is not orderly, and how that information must be incorporated into fair value measurement.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820)—Disclosures Framework—Changes to Disclosure Requirements of Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 effective with the current reporting period as permitted by the standard. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

Various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements, cash collateral received as part of securities lending program, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3—significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

For the period ended February 29, 2020, the Funds had no investments in private investment funds, and there were no investments excluded from the fair value hierarchy. It is the Funds’ policy to recognize transfers between category levels at the end of the period. For the period ended February 29, 2020, there were no transfers in and out of Level 1, Level 2 , and Level 3. The Funds did not hold any Level 2 or Level 3 securities as of February 29, 2020.

16

BMO Funds

The following is a summary of the inputs used, as of February 29, 2020, in valuing the Funds’ assets:

	Conservative Allocation Fund
	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$2,583,188	$—	$—	$2,583,188
Mutual Funds	35,206,862	—	—	35,206,862
Short-Term Investments	390,517	—	—	390,517

Total	$38,180,567	$—	$—	$38,180,567

	Moderate Allocation Fund
	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$6,992,698	$—	$—	$6,992,698
Mutual Funds	68,368,737	—	—	68,368,737
Short-Term Investments	793,939	—	—	793,939

Total	$76,155,374	$—	$—	$76,155,374

	Balanced Allocation Fund
	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$24,551,998	$—	$—	$24,551,998
Mutual Funds	227,595,552	—	—	227,595,552
Short-Term Investments	3,497,508	—	—	3,497,508

Total	$255,645,058	$—	$—	$255,645,058

	Growth Allocation Fund
	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$10,028,439	$—	$—	$10,028,439
Mutual Funds	99,144,417	—	—	99,144,417
Short-Term Investments	1,098,513	—	—	1,098,513

Total	$110,271,369	$—	$—	$110,271,369

	Aggressive Allocation Fund
	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$10,358,729	$—	$—	$10,358,729
Mutual Funds	133,870,200	—	—	133,870,200
Short-Term Investments	1,380,377	—	—	1,380,377

Total	$145,609,306	$—	$—	$145,609,306

17

Notes to Financial Statements (continued)

4.	Capital Stock

The Articles of Incorporation permit the Directors to issue an indefinite number of full and fractional shares of common stock, par value $0.0001 per share. Transactions in capital stock were as follows:

	Conservative Allocation Fund		Moderate Allocation Fund
	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$198,221	$2,465,164	$310,976	$950,509
Institutional class of shares	172,805	117,705	3,451,619	3,116,147
Retirement class R-3 of shares	17,358	121,181	653,057	1,154,804
Retirement class R-6 of shares	6,867,243	10,129,724	8,145,135	16,184,913

Net proceeds from sale of shares	7,255,627	12,833,774	12,560,787	21,406,373
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	588,913	1,832,308	210,809	498,960
Institutional class of shares	29,294	80,131	344,633	652,822
Retirement class R-3 of shares	34,543	138,410	410,410	807,355
Retirement class R-6 of shares	1,456,744	3,516,104	3,427,730	6,601,234

Net proceeds from shares issued:	2,109,494	5,566,953	4,393,582	8,560,371
Cost of shares redeemed:
Investor class of shares	(785,659)	(5,875,859)	(585,975)	(4,670,009)
Institutional class of shares	(348,968)	(995,816)	(2,855,009)	(2,215,134)
Retirement class R-3 of shares	(97,394)	(478,752)	(714,876)	(2,437,709)
Retirement class R-6 of shares	(3,798,957)	(7,260,317)	(5,132,433)	(23,654,492)

Net cost of shares redeemed	(5,030,978)	(14,610,744)	(9,288,293)	(32,977,344)

Net change resulting from fund share transactions in dollars	$4,334,143	$3,789,983	$7,666,076	$(3,010,600)

	Conservative Allocation Fund		Moderate Allocation Fund
	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019
Capital stock transactions in shares:
Sale of shares:
Investor class of shares	26,016	324,199	34,303	105,457
Institutional class of shares	22,188	15,097	379,433	335,532
Retirement class R-3 of shares	2,216	15,349	70,868	125,926
Retirement class R-6 of shares	902,428	1,296,852	889,582	1,750,383

Net sale of shares	952,848	1,651,497	1,374,186	2,317,298
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	79,475	260,642	23,687	60,701
Institutional class of shares	3,780	10,947	38,636	79,419
Retirement class R-3 of shares	4,557	19,250	46,010	97,980
Retirement class R-6 of shares	195,274	498,738	383,844	803,070

Net shares issued	283,086	789,577	492,177	1,041,170
Shares redeemed:
Investor class of shares	(103,220)	(765,774)	(64,742)	(502,486)
Institutional class of shares	(44,327)	(113,856)	(314,125)	(243,374)
Retirement class R-3 of shares	(12,542)	(62,442)	(78,259)	(277,395)
Retirement class R-6 of shares	(492,407)	(942,390)	(562,051)	(2,750,279)

Net shares redeemed	(652,496)	(1,884,462)	(1,019,177)	(3,773,534)

Net change resulting from fund share transactions in shares	583,438	556,612	847,186	(415,066)

18

BMO Funds

	Balanced Allocation Fund		Growth Allocation Fund		Aggressive Allocation Fund
	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$1,654,426	$6,856,544	$473,006	$1,098,046	$515,705	$2,496,835
Institutional class of shares	2,124,146	15,613,631	406,521	7,043,334	311,784	1,002,999
Retirement class R-3 of shares	531,067	933,516	526,143	1,187,845	1,269,821	1,551,068
Retirement class R-6 of shares	21,735,348	30,809,534	14,142,139	17,121,160	14,760,917	21,709,479

Net proceeds from sale of shares	26,044,987	54,213,225	15,547,809	26,450,385	16,858,227	26,760,381
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	6,302,490	8,958,651	472,835	690,675	2,241,641	3,107,692
Institutional class of shares	3,899,114	3,335,219	1,063,122	1,735,406	1,042,965	1,541,575
Retirement class R-3 of shares	1,386,719	1,767,800	642,786	976,684	1,537,576	1,805,967
Retirement class R-6 of shares	15,963,209	17,482,927	7,071,756	8,566,608	10,584,450	13,423,510

Net proceeds from shares issued:	27,551,532	31,544,597	9,250,499	11,969,373	15,406,632	19,878,744
Cost of shares redeemed:
Investor class of shares	(16,218,901)	(43,512,389)	(4,259,199)	(8,973,691)	(7,835,414)	(12,956,666)
Institutional class of shares	(4,541,912)	(26,307,153)	(2,994,680)	(4,945,775)	(3,440,114)	(4,555,850)
Retirement class R-3 of shares	(490,960)	(6,503,889)	(339,969)	(7,834,425)	(976,747)	(2,002,966)
Retirement class R-6 of shares	(28,134,445)	(53,453,428)	(12,255,296)	(12,599,323)	(22,796,490)	(21,302,598)

Net cost of shares redeemed	(49,386,218)	(129,776,859)	(19,849,144)	(34,353,214)	(35,048,765)	(40,818,080)

Net change resulting from fund share transactions in dollars	$4,210,301	$(44,019,037)	$4,949,164	$4,066,544	$(2,783,906)	$5,821,045

	Balanced Allocation Fund		Growth Allocation Fund		Aggressive Allocation Fund
	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019
Capital stock transactions in shares:
Sale of shares:
Investor class of shares	197,660	817,103	50,016	116,942	58,334	300,242
Institutional class of shares	250,528	1,817,532	43,798	676,329	36,456	118,215
Retirement class R-3 of shares	62,112	109,123	54,824	126,403	143,454	179,397
Retirement class R-6 of shares	2,607,192	3,504,426	1,490,339	1,785,288	1,689,465	2,442,138

Net sale of shares	3,117,492	6,248,184	1,638,977	2,704,962	1,927,709	3,039,992
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	780,011	1,185,007	50,952	84,023	264,033	418,826
Institutional class of shares	483,162	441,166	114,808	211,635	123,137	208,040
Retirement class R-3 of shares	171,200	233,219	69,117	118,530	181,532	243,720
Retirement class R-6 of shares	1,973,203	2,312,557	761,222	1,043,437	1,246,696	1,811,540

Net shares issued	3,407,576	4,171,949	996,099	1,457,625	1,815,398	2,682,126
Shares redeemed:
Investor class of shares	(1,975,783)	(5,090,096)	(456,035)	(882,257)	(919,452)	(1,422,575)
Institutional class of shares	(548,593)	(2,932,262)	(318,980)	(532,221)	(394,704)	(493,342)
Retirement class R-3 of shares	(58,896)	(780,552)	(35,656)	(792,576)	(111,868)	(229,147)
Retirement class R-6 of shares	(3,341,361)	(6,163,445)	(1,295,045)	(1,340,347)	(2,643,606)	(2,502,659)

Net shares redeemed	(5,924,633)	(14,966,355)	(2,105,716)	(3,547,401)	(4,069,630)	(4,647,723)

Net change resulting from fund share transactions in shares	600,435	(4,546,222)	529,360	615,186	(326,523)	1,074,395

5.	Investment Adviser Fee and Other Transactions with Affiliates

General—Certain of the Officers and Directors of the Corporation are also Officers and Directors/Trustees of one or more portfolios within the Fund complex, which are affiliates of the Corporation. None of the Fund Officers or interested Directors receives any compensation from the funds. Certain Officers and Directors are also employees of the Adviser.

Investment Advisory Fees—The Adviser does not receive an investment advisory fee for the services it performs for the Funds. However, the Adviser is entitled to receive an investment advisory fee from each of the BMO Funds that serve as underlying funds.

Contractual Expense Limitation—The Adviser has contractually agreed to waive or reduce fees and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding the levels set out in the table below

19

Notes to Financial Statements (continued)

through December 31, 2020. This agreement may not be terminated prior to December 31, 2020 without the consent of the Funds’ Board of Directors, unless terminated due to the termination of the investment advisory agreement. Additionally, the agreement does not provide for recoupment by the Adviser of waived fees or reimbursed expenses.

	Annualized Contractual Expense Limitation Exclusive of Acquired Fund Fees and Expenses				Annualized Contractual Expense Limitation Inclusive of Acquired Fund Fees and Expenses per the Funds’ Prospectus Dated December 28, 2018
Fund	Investor Class	Institutional Class	Retirement Class R-3	Retirement Class R-6(1)	Investor Class	Institutional Class	Retirement Class R-3	Retirement Class R-6(1)
Conservative Allocation Fund	0.33%	0.08%	0.58%	(0.07)%	0.88%	0.63%	1.13%	0.48%
Moderate Allocation Fund	0.30	0.05	0.55	(0.10)	0.88	0.63	1.13	0.48
Balanced Allocation Fund	0.33	0.08	0.58	(0.07)	0.94	0.69	1.19	0.54
Growth Allocation Fund	0.30	0.05	0.55	(0.10)	0.94	0.69	1.19	0.54
Aggressive Allocation Fund	0.33	0.08	0.58	(0.07)	0.93	0.68	1.18	0.53

(1)

As a result of reimbursing expenses including acquired fund expenses, the Adviser reimbursed amounts in excess of the respective share classes operating expenses. The aggregate excess reimbursement is accounted for as “Excess expense reimbursement from investment adviser” included in investment income on the Statements of Operations

Shareholder Servicing Fees—Under the terms of a Shareholder Services Agreement with the Adviser, each Fund pays the Adviser at the annual rate of 0.25% of average daily net assets of the Fund’s Investor Class shares for the period. The fee paid to the Adviser is used to finance certain services for shareholders and to maintain shareholder accounts.

Distribution Services Fees—The Funds are subject to a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan authorizes payments by the Fund to finance activities intended to result in the sale of its Retirement Class R-3 shares. The Plan provides that the Fund may incur distribution expenses of 0.50% of the average daily net assets of the Fund’s Retirement Class R-3 shares.

Administration Fees—Each Fund pays the Adviser at the annual rate of 0.15% of average daily net assets per class (except the Retirement class R-6, which does not pay an Administration Fee).

For the period ended February 29, 2020, the Funds were charged the following Administration Fees per class:

Fund	Investor Class	Institutional Class	Retirement Class R-3
Conservative Allocation Fund	$7,851	$403	$478
Moderate Allocation Fund	2,636	4,875	5,414
Balanced Allocation Fund	46,198	28,384	10,652
Growth Allocation Fund	4,141	9,769	6,557
Aggressive Allocation Fund	17,618	8,422	12,906

Custodian Fees—BMO Harris Bank N.A. (“BMO”) was the Funds’ custodian through October 10, 2019. BMO received fees of 0.0050% on the first $10 billion average daily net assets, based on the collective net assets of the Corporation custodied by BMO, and 0.0025% on all assets in excess of $10 billion. On October 10, 2019 custody services transferred to State Street Bank and Trust.

Investments in Affiliated Issuers—An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in the BMO Funds. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Funds owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of February 29, 2020. Please refer to the Schedule of Investments for which class each Fund’s underlying affiliated issuer represents.

20

BMO Funds

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change In Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
Conservative Allocation Fund
Large-Cap Funds — 4.9%
BMO Low Volatility Equity Fund	$475,209	$96,370	$47,217	$(40,183)	$5,118	$489,297	$8,258	$40,635
BMO Dividend Income Fund	292,539	71,981	53,745	(11,274)	2,023	301,524	6,371	10,040
BMO Large-Cap Value Fund	872,627	259,748	496,477	(61,553)	63,789	638,134	18,977	79,256
BMO Large-Cap Growth Fund	743,735	240,689	431,685	(64,931)	71,089	558,897	6,423	112,527

						1,987,852
Mid-Cap Funds — 0.6%
BMO Mid-Cap Growth Fund	137,532	31,503	23,143	(17,768)	368	128,492	—	30,298
BMO Mid-Cap Value Fund	138,801	18,170	26,385	(7,726)	2,104	124,964	2,431	20,163

						253,456
Small-Cap Funds — 0.7%
BMO Small-Cap Growth Fund	209,043	36,097	49,601	(1,863)	2,039	195,715	—	35,928
BMO Small-Cap Value Fund	119,570	21,438	27,859	(8,556)	542	105,135	1,200	12,132

						300,850
International Funds — 2.2%
BMO LGM Emerging Markets Equity Fund	234,221	57,897	41,425	(8,581)	419	242,531	2,750	7,262
BMO Pyrford International Stock Fund	364,133	73,700	123,655	(26,761)	21,858	309,275	12,835	—
BMO Disciplined International Equity Fund	397,559	179,181	221,759	(31,562)	20,581	344,000	8,609	—

						895,806
Fixed Income Funds — 17.8%
BMO Core Plus Bond Fund	7,645,843	1,572,381	2,060,433	5,024	90,951	7,253,766	293,237	—

Alternative Funds — 9.8%
BMO Alternative Strategies Fund	3,922,099	723,459	379,708	(237,343)	(31,036)	3,997,471	22,237	—

Short-Term Investment — 1.0%
BMO Institutional Prime Money Market Fund	290,913	8,625,704	8,526,116	(58)	74	390,517	23,621	—

Totals	$15,843,824	$12,008,318	$12,509,208	$(513,135)	$249,919	$15,079,718	$406,949	$348,241

Moderate Allocation Fund
Large-Cap Funds — 9.5%
BMO Low Volatility Equity Fund	$1,762,692	$1,418,159	$1,252,273	$(274,755)	$139,690	$1,793,513	$16,596	$35,152
BMO Dividend Income Fund	1,085,928	345,359	313,112	(55,157)	5,924	1,068,942	12,038	1,593
BMO Large-Cap Value Fund	3,248,906	1,494,467	2,199,870	(112,692)	105,531	2,536,342	32,869	—
BMO Large-Cap Growth Fund	2,775,255	1,984,305	2,831,179	(227,775)	244,342	1,944,948	26,167	127,639

						7,343,745
Mid-Cap Funds — 1.4%
BMO Mid-Cap Growth Fund	513,703	210,001	134,934	(71,182)	382	517,970	—	59,767
BMO Mid-Cap Value Fund	516,503	137,398	117,933	(29,655)	1,108	507,421	8,597	39

						1,025,391
Small-Cap Funds — 1.6%
BMO Small-Cap Growth Fund	791,550	219,660	240,613	(10,255)	5,026	765,368	—	13,873
BMO Small-Cap Value Fund	442,812	184,202	156,266	(34,520)	(5,271)	430,957	3,856	1,875

						1,196,325
International Funds — 4.4%
BMO LGM Emerging Markets Equity Fund	861,314	126,020	66,670	(37,557)	(2,062)	881,045	14,571	4,692
BMO Pyrford International Stock Fund	1,348,953	390,764	595,198	(102,237)	78,283	1,120,565	32,127	—
BMO Disciplined International Equity Fund	1,470,274	508,002	638,731	(74,546)	26,336	1,291,335	51,624	—

						3,292,945
Fixed Income Funds — 15.1%
BMO Core Plus Bond Fund	10,686,927	2,380,122	1,761,150	167,370	8,955	11,482,224	174,733	—

Alternative Funds — 8.4%
BMO Alternative Strategies Fund	6,006,630	1,773,179	915,700	(339,508)	(90,993)	6,433,608	34,711	—

Short-Term Investment — 1.0%
BMO Institutional Prime Money Market Fund	696,506	21,950,809	21,853,599	(104)	327	793,939	6,739	—

Totals	$32,207,953	$33,122,447	$33,077,228	$(1,202,573)	$517,578	$31,568,177	$414,628	$244,630

21

Notes to Financial Statements (continued)

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change In Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
Balanced Allocation Fund
Large-Cap Funds — 14.3%
BMO Low Volatility Equity Fund	$9,840,258	$1,848,505	$2,066,228	$(900,036)	$222,054	$8,944,553	$91,201	$190,301
BMO Dividend Income Fund	6,050,960	207,193	837,822	(304,735)	123,487	5,239,083	65,956	8,621
BMO Large-Cap Value Fund	18,143,713	2,782,448	9,283,670	(768,071)	877,786	11,752,206	180,534	—
BMO Large-Cap Growth Fund	15,513,513	4,374,518	9,734,367	(1,534,007)	1,700,473	10,320,130	141,661	690,994

						36,255,972
Mid-Cap Funds — 2.0%
BMO Mid-Cap Growth Fund	2,886,233	348,728	371,666	(385,257)	40,057	2,518,095	—	323,763
BMO Mid-Cap Value Fund	2,901,971	96,591	389,823	(164,536)	52,333	2,496,536	46,563	214

						5,014,631
Small-Cap Funds — 2.4%
BMO Small-Cap Growth Fund	4,414,268	136,911	628,259	(42,107)	36,544	3,917,357	—	74,957
BMO Small-Cap Value Fund	2,482,108	359,244	413,342	(133,520)	(27,992)	2,266,498	20,790	10,107

						6,183,855
International Funds — 6.4%
BMO LGM Emerging Markets Equity Fund	4,812,244	215,638	485,768	(197,858)	22,529	4,366,785	78,945	25,419
BMO Pyrford International Stock Fund	7,536,704	1,815,876	3,676,983	(956,986)	858,276	5,576,887	174,341	—
BMO Disciplined International Equity Fund	8,214,534	2,245,653	3,914,037	(450,075)	235,328	6,331,403	280,378	—

						16,275,075
Fixed Income Funds — 8.9%
BMO Core Plus Bond Fund	23,835,921	2,383,374	3,965,591	172,200	171,017	22,596,921	375,104	—

Alternative Funds — 7.2%
BMO Alternative Strategies Fund	19,017,134	2,094,855	1,581,605	(1,127,453)	(137,326)	18,265,605	107,438	—

Short-Term Investment — 1.4%
BMO Institutional Prime Money Market Fund	2,721,496	43,767,734	42,991,862	(522)	662	3,497,508	21,992	—

Totals	$128,371,057	$62,677,268	$80,341,023	$(6,792,963)	$4,175,228	$108,089,567	$1,584,903	$1,324,376

Growth Allocation Fund
Large-Cap Funds — 18.9%
BMO Low Volatility Equity Fund	$5,418,771	$1,916,814	$1,731,756	$(428,521)	$36,815	$5,212,123	$52,232	$110,393
BMO Dividend Income Fund	3,330,821	162,073	327,198	(118,924)	5,461	3,052,233	37,172	5,003
BMO Large-Cap Value Fund	9,987,271	2,245,235	5,523,418	(265,984)	288,997	6,732,101	101,643	—
BMO Large-Cap Growth Fund	8,540,272	2,457,526	5,206,918	(648,141)	738,354	5,881,093	82,160	400,758

						20,877,550
Mid-Cap Funds — 2.7%
BMO Mid-Cap Growth Fund	1,584,650	212,511	72,955	(208,873)	2,214	1,517,547	—	188,035
BMO Mid-Cap Value Fund	1,593,287	70,152	139,723	(74,139)	4,372	1,453,949	27,043	124

						2,971,496
Small-Cap Funds — 3.1%
BMO Small-Cap Growth Fund	2,425,688	128,857	305,496	(19,171)	19,131	2,249,009	—	43,573
BMO Small-Cap Value Fund	1,372,534	88,316	137,348	(88,685)	(10,617)	1,224,200	12,060	5,863

						3,473,209
International Funds — 8.5%
BMO LGM Emerging Markets Equity Fund	2,668,786	166,641	187,327	(98,174)	(5,265)	2,544,661	45,718	14,721
BMO Pyrford International Stock Fund	4,148,947	1,063,233	1,900,604	(498,257)	432,893	3,246,212	101,303	—
BMO Disciplined International Equity Fund	4,519,910	1,120,600	1,934,213	(248,207)	111,148	3,569,238	162,863	—

						9,360,111
Fixed Income Funds — 3.1%
BMO Core Plus Bond Fund	3,201,664	509,468	325,151	50,267	2,755	3,439,003	53,008	—

Alternative Funds — 5.8%
BMO Alternative Strategies Fund	6,309,807	1,033,989	474,352	(395,043)	(53,324)	6,421,077	37,708	—

Short-Term Investment — 1.0%
BMO Institutional Prime Money Market Fund	1,152,517	21,908,863	21,962,658	(205)	(5)	1,098,512	9,447	—

Totals	$56,254,925	$33,084,278	$40,229,117	$(3,042,057)	$1,572,929	$47,640,958	$722,357	$768,470

22

Notes to Financial Statements (continued)

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change In Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
Aggressive Allocation Fund
Large-Cap Funds — 23.0%
BMO Low Volatility Equity Fund	$9,429,318	$944,498	$1,359,465	$(727,161)	$92,124	$8,379,314	$88,409	$184,978
BMO Dividend Income Fund	5,764,728	277,863	890,158	(193,152)	26,955	4,986,236	62,904	8,333
BMO Large-Cap Value Fund	17,286,092	3,429,833	10,092,681	(433,714)	530,680	10,720,210	172,671	—
BMO Large-Cap Growth Fund	14,758,236	2,982,990	8,549,220	(1,264,926)	1,427,753	9,354,833	137,533	670,856

						33,440,593
Mid-Cap Funds — 3.4%
BMO Mid-Cap Growth Fund	2,736,158	423,405	373,622	(372,733)	36,206	2,449,414	—	317,001
BMO Mid-Cap Value Fund	2,761,184	121,400	255,973	(150,202)	30,655	2,507,064	45,436	209

						4,956,478
Small-Cap Funds — 4.0%
BMO Small-Cap Growth Fund	4,170,031	267,499	670,650	(34,915)	34,397	3,766,362	—	72,681
BMO Small-Cap Value Fund	2,345,901	201,731	314,655	(143,500)	(21,803)	2,067,674	20,373	9,904

						5,834,036
International Funds — 10.4%
BMO LGM Emerging Markets Equity Fund	4,612,374	262,167	566,414	(156,772)	(11,395)	4,139,960	76,212	24,539
BMO Pyrford International Stock Fund	7,216,629	1,756,460	3,678,893	(858,446)	778,239	5,213,989	168,466	—
BMO Disciplined International Equity Fund	7,859,748	1,936,362	3,857,285	(397,943)	206,687	5,747,569	270,523	—

						15,101,518

Alternative Funds — 0.5%
BMO Alternative Strategies Fund	808,700	75,318	34,118	(52,093)	(2,775)	795,032	4,683	—

Short-Term Investment — 1.0%
BMO Institutional Prime Money Market Fund	1,351,802	38,921,512	38,893,146	(6)	215	1,380,377	13,184	—

Totals	$81,100,901	$51,601,038	$69,536,280	$(4,785,563)	$3,127,938	$61,508,034	$1,060,394	$1,288,501

Interfund Borrowing and Lending—The Funds participate in an interfund lending program. This program allows the Funds to borrow cash from any of the BMO Money Market Funds for temporary purposes. The program is subject to a number of conditions, including the requirement that the interfund loan rate to be charged to the Funds under the program is (i) more favorable to the lending Fund than the rate it could otherwise obtain from investing cash in repurchase agreements or purchasing shares of the BMO Money Market Funds and (ii) more favorable to the borrowing Fund than the lowest interest rate at which bank short-term loans would be available to the Funds. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations. The Directors are responsible for the oversight of the interfund lending program.

Funds utilizing the interfund lending program, borrowing from the BMO Government Money Market Fund during the period ended February 29, 2020, were as follows:

Fund	Average Daily Loan Balance Outstanding	Weighted Average Interest Rate
Conservative Allocation Fund	$352	2.205%
Moderate Allocation Fund	10,905	2.249
Balanced Allocation Fund	24,650	2.218
Growth Allocation Fund	17,428	2.235
Aggressive Allocation Fund	35,555	2.241

6.	Line of Credit

The Corporation, on behalf of the respective Funds, participated in a $25 million unsecured, committed revolving line of credit (“LOC”) agreement with State Street Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings currently are charged interest at a rate of the London Interbank Offering Rate (“LIBOR”) plus 1.25% and a commitment fee of 0.20% per annum on the daily unused portion with no administrative fee. No borrowings were outstanding under the LOC during the period ended February 29, 2020.

23

BMO Funds

7.	Investment Transactions

Purchases and sales of investments, excluding short-term U.S. government securities, short-term obligations, and in-kind contributions, for the period ended February 29, 2020 were as follows:

	Other than U.S Government Securities		U.S Government Securities
Fund	Purchases	Sales	Purchases	Sales
Conservative Allocation Fund	$14,718,196	$13,981,093	$—	$—
Moderate Allocation Fund	39,049,785	34,170,622	—	—
Balanced Allocation Fund	85,961,251	101,298,483	—	—
Growth Allocation Fund	45,663,123	46,653,617	—	—
Aggressive Allocation Fund	44,898,735	57,727,865	—	—

8.	Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for net operating loss, foreign currency transactions, paydown gain or loss, market discount accretion, premium amortization, and expiring capital loss carryforwards.

To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statements of Assets and Liabilities based on their Federal tax basis treatment; temporary differences do not require reclassification and had no impact on the NAV of the Funds.

The Funds complied with FASB interpretation Accounting for Uncertainty in Income Taxes which provides guidance for how uncertain tax provisions should be recognized, measured, presented and disclosed in the financial statements. Accounting for Uncertainty in Income Taxes requires the affirmative evaluation of tax positions taken, or expected to be taken, in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not,” (i.e., greater than 50 percent) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current year.

Accounting for Uncertainty in Income Taxes requires management of the Funds to analyze all open tax years, as defined by the statutes of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for exam by the taxing authorities (i.e., the last four tax years and the interim tax period since then). The Funds has no examinations in progress. For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Fund reviewed all tax positions taken or expected to be taken in the preparation of the Funds’ tax returns and concluded that Accounting for Uncertainty in Income Taxes resulted in no effect on the Funds’ reported net assets or results of operations as of and during the period ended February 29, 2020. Management of the Funds also is not aware of any tax positions for which it is reasonably possible that the total amounts of recognized tax benefits will significantly change in the next twelve months.

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized Depreciation for Federal Tax Purposes	Net Unrealized Appreciation for Federal Tax Purposes
Conservative Allocation Fund	$33,620,180	$5,120,797	$(560,410)	$4,560,387
Moderate Allocation Fund	66,499,700	10,846,950	(1,191,276)	9,655,674
Balanced Allocation Fund	203,546,863	56,694,732	(4,596,537)	52,098,195
Growth Allocation Fund	86,810,506	25,849,427	(2,388,564)	23,460,863
Aggressive Allocation Fund	104,700,801	43,523,126	(2,614,621)	40,908,505

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales.

The tax character of distributions reported on the Statements of Changes in Net Assets for the years ended August 31, 2019 and August 31, 2018, were as follows:

	2019		2018
Fund	Ordinary Income(1)	Long-Term Capital Gains	Ordinary Income(1)	Long-Term Capital Gains
Conservative Allocation Fund	$1,102,589	$4,464,364	$2,519,961	$4,479,258
Moderate Allocation Fund	2,532,120	6,028,252	2,959,918	4,208,363
Balanced Allocation Fund	8,637,637	22,915,506	10,019,454	26,938,699
Growth Allocation Fund	3,086,814	8,882,560	3,864,557	5,945,893
Aggressive Allocation Fund	4,733,699	15,154,046	5,593,851	17,406,814

(1)	For tax purposes, short-term capital gain distributions are considered ordinary income.

24

Notes to Financial Statements (continued)

As of August 31, 2019, the components of distributable earnings on a tax basis are as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Other Adjustments	Unrealized Appreciation
Conservative Allocation Fund	$690,142	$787,897	$—	$—	$4,780,153
Moderate Allocation Fund	965,609	2,327,997	—	—	11,785,031
Balanced Allocation Fund	4,157,125	16,958,368	—	—	66,704,580
Growth Allocation Fund	1,113,882	5,837,895	—	—	29,549,352
Aggressive Allocation Fund	1,109,573	10,730,272	—	—	51,757,075

9.	Subsequent Events

Subsequent to February 29, 2020, the COVID-19 outbreak was declared a pandemic by the World Health Organization. The situation is dynamic with various cities around the world responding in different ways to address the outbreak.

Meaningful direct and indirect effects are developing particularly with companies in which we invest. We will monitor the impact COVID-19 has on their securities valuations and reflect the consequences as appropriate in our accounting and reporting.

25

NOTES

26

NOTES

27

NOTES

28

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectuses, which contain facts concerning each Fund’s objective and policies, management fees, expenses, and other information.

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the Funds’ Statement of Additional Information, which is available on the Funds’ website at http://www.bmofunds.com and on the SEC’s website at http://www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the SEC’s website at http://www.sec.gov.

Disclosure of Portfolio Holdings

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on as an attachment to Form N-PORT. Each Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the BMO Funds are not bank deposits or other obligations of, or issued, endorsed or guaranteed by, BMO Harris Bank, NA, or any of its affiliates. Shares of the BMO Funds, like shares of all mutual funds, are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

PRSRT STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1793

BMO Funds U.S. Services P.O. Box 55931 Boston, MA 02205-5931

Contact us 1-800-236-FUND (3863) 414-287-8555

Learn more bmofunds.com

BMO Investment Distributors, LLC, Distributor

BMO Asset Management Corp., Investment Adviser

Investment products are: NOT FDIC INSURED — NO BANK GUARANTEE — MAY LOSE VALUE.

© 2020 BMO Financial Corp. (9/20)

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The schedules of investments for BMO Intermediate Tax-Free Fund, BMO Short Tax-Free Fund and BMO Ultra Short Tax-Free Fund are filed under this Item.

(b)Not applicable

Intermediate Tax-Free Fund

	Shares or
Description	Principal	Value
	Amount
Municipals — 100.6%
Alabama — 2.9%
Alabama Board of Education:
3.000%, 6/1/2021	$305,000	$313,098
4.000%, 7/1/2021	1,895,000	1,973,623
5.000%, 10/1/2020, Call 3/30/2020	230,000	230,713
Black Belt Energy Gas District:
2.009%, (LIBOR 1 Month), 12/1/2023, Call 9/1/2023 (1)	4,000,000	4,047,960
4.000%, 12/1/2025, Call 9/1/2025 (1)	6,500,000	7,485,075
4.000%, 10/1/2026, Call 7/1/2026 (1)(2)	5,000,000	5,848,450
Butler County Board of Education, AGM, 4.000%, 7/1/2020	585,000	590,973
City of Birmingham, 4.000%, 3/1/2022 (3)	1,725,000	1,768,867
Health Care Authority for Baptist Health, 1.440%, 11/1/2042, Call 3/2/2020 (1)	8,175,000	8,175,000
Industrial Development Board of the City of Mobile Alabama, 1.250%, 6/1/2034, Call	1,520,000	1,520,000
2/28/2020 (1)
Lower Alabama Gas District, 4.000%, 12/1/2025, Call 9/1/2025 (1)	1,400,000	1,606,388
Mobile County Board of School Commissioners, 5.000%, 3/1/2027, Call 3/1/2026	4,015,000	4,879,670
Southeast Alabama Gas Supply District, 1.960%, (LIBOR 1 Month), 6/1/2024, Call	7,000,000	7,058,240
3/1/2024 (1)
Special Care Facilities Financing Authority of the City of Pell City Alabama, 5.000%,	4,000,000	4,265,160
12/1/2025, Call 12/1/2021
UAB Medicine Finance Authority:
4.000%, 9/1/2038, Call 9/1/2029	1,000,000	1,193,270
4.000%, 9/1/2044, Call 9/1/2029	2,470,000	2,905,288
5.000%, 9/1/2036, Call 3/1/2027	2,340,000	2,902,864
5.000%, 9/1/2037, Call 3/1/2027	2,030,000	2,512,308
5.000%, 9/1/2041, Call 3/1/2027	1,020,000	1,252,203
Alaska — 0.4%		60,529,150

Alaska Housing Finance Corp.:
5.000%, 12/1/2027, Call 6/1/2022	1,065,000	1,164,791
5.000%, 12/1/2027, Call 6/1/2022	310,000	336,589
5.000%, 12/1/2028, Call 12/1/2024	2,500,000	2,943,700
5.000%, 6/1/2029, Call 12/1/2024	1,000,000	1,176,140
Borough of Matanuska-Susitna:
5.000%, 11/1/2022	500,000	554,485
5.000%, 4/1/2031, Call 4/1/2021	150,000	156,879
Borough of North Slope, 5.000%, 6/30/2024, Call 6/1/2021	1,020,000	1,073,978
City of Anchorage Electric Revenue, NATL-RE, 5.000%, 12/1/2024, Call 3/30/2020	305,000	305,936
Arizona — 2.6%		7,712,498

Arizona Department of Transportation State Highway Fund Revenue, 5.250%,	3,000,000	3,177,180
7/1/2029, Call 7/1/2021
Arizona Health Facilities Authority, 5.000%, 2/1/2022	1,000,000	1,071,570
Arizona Industrial Development Authority:
3.550%, 7/15/2029, Call 7/15/2027 (4)	1,350,000	1,449,319
3.750%, 12/15/2029, Call 12/15/2027 (4)	570,000	617,606
4.000%, 7/15/2030, Call 7/15/2028 (4)	625,000	701,375
4.000%, 7/15/2040, Call 7/15/2028 (4)	925,000	1,015,225
4.000%, 7/15/2050, Call 7/15/2028 (4)	1,600,000	1,732,400
5.000%, 3/1/2037, Call 9/1/2027 (4)	1,250,000	1,426,587
5.000%, 7/1/2039, Call 7/1/2029 (4)	780,000	907,452
5.000%, 7/15/2039, Call 7/15/2027 (4)	1,325,000	1,511,149
5.000%, 12/15/2039, Call 12/15/2027 (4)	400,000	456,976

5.000%, 3/1/2042, Call 9/1/2027 (4)	1,000,000	1,132,620
5.000%, 7/1/2049, Call 7/1/2029 (4)	1,400,000	1,607,872
5.000%, 7/15/2049, Call 7/15/2027 (4)	1,675,000	1,885,447
5.000%, 12/15/2049, Call 12/15/2027 (4)	700,000	789,831
5.750%, 7/15/2038, Call 7/15/2026 (4)	1,750,000	2,097,585
Arizona Transportation Board:
5.000%, 7/1/2022, Call 7/1/2020	1,260,000	1,277,401
5.000%, 7/1/2023, Call 7/1/2020	1,405,000	1,424,403
Chandler Industrial Development Authority, 5.000%, 6/3/2024 (1)	5,000,000	5,809,150
City of Goodyear Water & Sewer Revenue, 5.125%, 7/1/2025, Call 7/1/2020	345,000	349,640
City of Phoenix Civic Improvement Corp., 5.000%, 7/1/2026, Call 7/1/2020	1,050,000	1,064,500
City of Phoenix Civic Improvement Corp., BHAC FGIC, 5.500%, 7/1/2027 (3)	500,000	652,115
City of Phoenix Civic Improvement Corp., NATL-RE:
5.500%, 7/1/2021 (3)	555,000	589,377
5.500%, 7/1/2036 (3)	530,000	820,456
City of Tucson, AGM, 5.000%, 7/1/2020	500,000	506,720
County of Pima Sewer System Revenue, 5.000%, 7/1/2027, Call 7/1/2022	1,450,000	1,587,721
Glendale Industrial Development Authority, 5.000%, 5/15/2023, Call 5/15/2020	500,000	504,210
Greater Arizona Development Authority, BHAC NATL-RE, 5.000%, 8/1/2027, Call	70,000	70,214
3/30/2020
Industrial Development Authority of the City of Phoenix:
3.000%, 7/1/2020 (4)	145,000	145,548
5.000%, 7/1/2031, Call 7/1/2026 (4)	3,000,000	3,398,790
La Paz County Industrial Development Authority:
5.000%, 2/15/2046, Call 2/15/2026 (4)	1,000,000	1,130,120
5.000%, 2/15/2048, Call 2/15/2028	1,185,000	1,383,203
Maricopa County Industrial Development Authority:
5.000%, 7/1/2035, Call 7/1/2026	2,325,000	2,574,124
5.000%, 7/1/2036, Call 7/1/2026 (4)	1,225,000	1,381,004
5.000%, 7/1/2036, Call 7/1/2026	750,000	871,208
5.000%, 7/1/2039, Call 7/1/2029 (4)	1,000,000	1,162,520
Maricopa County Unified School District No. 60 Higley, AGM:
5.000%, 7/1/2023	1,000,000	1,134,070
5.000%, 7/1/2024	575,000	673,440
Salt Verde Financial Corp., 5.250%, 12/1/2022	110,000	121,455
State of Arizona, AGM, 5.000%, 10/1/2023, Call 4/1/2020	1,000,000	1,003,280
Town of Marana, 5.000%, 7/1/2023	450,000	511,920
University Medical Center Corp., 5.000%, 7/1/2021	425,000	448,116
University of Arizona, 5.000%, 8/1/2026, Call 8/1/2021	455,000	481,959
Arkansas — 0.6%		52,656,858

Arkansas Development Finance Authority:
5.000%, 2/1/2021	315,000	325,782
5.000%, 2/1/2022	150,000	160,919
Arkansas Development Finance Authority, GNMA/FNMA/FHLMC:
4.000%, 1/1/2025, Call 7/1/2021	165,000	170,793
4.000%, 7/1/2025, Call 7/1/2021	370,000	383,024
Arkansas State University:
4.000%, 3/1/2021	390,000	401,115
4.000%, 3/1/2022	1,140,000	1,205,550
4.000%, 3/1/2023	985,000	1,068,301
City of Maumelle, 2.600%, 3/1/2030, Call 3/1/2022	475,000	482,211
City of Springdale Sales & Use Tax Revenue:
3.000%, 11/1/2021	1,000,000	1,035,380
5.000%, 11/1/2028, Call 11/1/2022	1,000,000	1,103,670
City of Stuttgart, AGM, 3.800%, 6/1/2042, Call 6/1/2020	200,000	200,720
Conway Health Facilities Board, 4.250%, 8/1/2021	410,000	421,201
County of Greene, AGM, 4.000%, 3/1/2020	1,430,000	1,430,000
Henderson State University, BAM:
5.000%, 11/1/2022	905,000	997,310
5.000%, 11/1/2023, Call 11/1/2022	860,000	950,825
University of Arkansas:
5.000%, 12/1/2021	300,000	322,053
5.000%, 12/1/2022	520,000	579,618
5.000%, 12/1/2023, Call 12/1/2022	500,000	556,455

5.000%, 11/1/2030, Call 11/1/2024	1,000,000	1,171,320
California — 6.3%		12,966,247

Abag Finance Authority for Nonprofit Corps., 5.000%, 7/1/2020	515,000	522,334
Abag Finance Authority for Nonprofit Corps., CMI, 5.000%, 4/1/2020	1,000,000	1,003,440
ABC Unified School District, NATL-RE, 5.000%, 2/1/2021	1,250,000	1,300,012
Alvord Unified School District, AGM, 1.000%, 8/1/2046, Call 8/1/2036	1,150,000	1,448,988
Bay Area Toll Authority, 2.400%, (SIFMA Municipal Swap Index Yield), 4/1/2027,	5,000,000	5,264,850
Call 10/1/2026 (1)
Bellevue Union School District, AGM:
0.010%, 8/1/2030	585,000	485,228
0.010%, 8/1/2031	615,000	496,895
Bonita Unified School District, 5.500%, 8/1/2035, Call 8/1/2021	940,000	1,005,029
Burbank Unified School District, 1.000%, 8/1/2031, Call 2/1/2025 (3)	1,325,000	1,339,919
California County Tobacco Securitization Agency, 4.000%, 6/1/2029, Call 3/30/2020	3,115,000	3,170,354
California Health Facilities Financing Authority:
5.000%, 7/1/2037, Call 7/1/2023	2,000,000	2,247,100
5.000%, 8/15/2042, Call 8/15/2027	1,000,000	1,218,900
California Infrastructure & Economic Development Bank, 1.511%, (LIBOR 1 Month),	2,500,000	2,503,700
8/1/2021, Call 2/1/2021 (1)
California Municipal Finance Authority, 5.000%, 2/1/2042, Call 2/1/2027	1,500,000	1,830,540
California State Public Works Board, 5.000%, 4/1/2037, Call 4/1/2022	1,000,000	1,080,140
California Statewide Communities Development Authority:
5.000%, 12/1/2031, Call 6/1/2026 (4)	1,000,000	1,172,980
5.000%, 12/1/2046, Call 6/1/2026 (4)	1,000,000	1,145,190
Carson Redevelopment Agency Successor Agency, AGM, 5.000%, 10/1/2021	850,000	906,687
City of Fairfield, XLCA, 0.010%, 4/1/2022	1,205,000	1,179,587
County of Los Angeles, AMBAC TCRs, 0.010%, 9/1/2020	600,000	597,168
County of San Joaquin, 5.000%, 4/1/2022	350,000	379,785
Duarte Unified School District, 5.125%, 8/1/2026 (3)	585,000	739,387
El Centro Financing Authority, AGM:
4.000%, 10/1/2021	460,000	483,552
5.000%, 10/1/2022	580,000	642,820
5.000%, 10/1/2023	800,000	919,144
Encinitas Union School District, 1.000%, 8/1/2035, Call 8/1/2032	500,000	695,055
Escondido Union High School District, 1.000%, 8/1/2032, Call 8/1/2025 (3)	1,250,000	1,472,500
Escondido Union High School District, AGC, 0.010%, 8/1/2031	480,000	394,454
Fresno Joint Powers Financing Authority, AGM, 5.000%, 4/1/2033, Call 4/1/2027	1,000,000	1,236,010
Fresno Unified School District, 0.010%, 8/1/2034, Call 8/1/2021	1,045,000	423,925
Fresno Unified School District, NATL-RE, 6.000%, 8/1/2026	2,890,000	3,435,141
Golden State Tobacco Securitization Corp.:
5.000%, 6/1/2028, Call 6/1/2027	1,000,000	1,269,320
5.000%, 6/1/2029, Call 6/1/2027	1,000,000	1,265,640
Hacienda La Puente Unified School District, AGM:
5.000%, 6/1/2022	400,000	438,244
5.000%, 6/1/2023	400,000	454,648
5.000%, 6/1/2024	775,000	911,896
5.000%, 6/1/2025	425,000	515,151
Imperial Community College District, AGC, 0.010%, 8/1/2028	330,000	290,004
Imperial County Local Transportation Authority, 5.000%, 6/1/2032, Call 6/1/2022	2,000,000	2,183,660
Jefferson School District/San Joaquin County, 0.010%, 8/1/2029, Call 8/1/2024	170,000	127,048
Jurupa Community Services District, 5.000%, 9/1/2029, Call 9/1/2020	375,000	382,586
Lakeside Union School District/Kern County, AGC, 0.010%, 9/1/2027	295,000	264,001
Long Beach Bond Finance Authority:
5.000%, 11/1/2025, Call 11/1/2021	1,000,000	1,070,560
5.000%, 11/1/2030, Call 11/1/2021	1,750,000	1,868,947
Lynwood Unified School District, AGM:
5.000%, 8/1/2024, Call 8/1/2023	620,000	708,096
5.000%, 8/1/2025, Call 8/1/2023	760,000	867,160
McKinleyville Union School District, AGM, 1.000%, 8/1/2041, Call 8/1/2026 (3)	165,000	210,948
McKinleyville Union School District, BAM:
0.010%, 8/1/2036, Call 8/1/2021	1,200,000	552,912
0.010%, 8/1/2037, Call 8/1/2021	1,980,000	858,904
Mendocino-Lake Community College District, AGM, 5.600%, 8/1/2031, Call 8/1/2026	300,000	382,971
(3)

Midpeninsula Regional Open Space District, 5.000%, 9/1/2029, Call 9/1/2022	2,000,000	2,221,240
Modesto Irrigation District, 5.000%, 7/1/2021	500,000	529,185
Mount Diablo Unified School District, AGM, 1.000%, 8/1/2035, Call 8/1/2025	2,125,000	2,339,625
Murrieta Valley Unified School District, NATL-RE, 0.010%, 9/1/2020	500,000	497,540
Norman Y Mineta San Jose International Airport SJC:
5.000%, 3/1/2041, Call 3/1/2027 (5)	1,000,000	1,221,500
5.000%, 3/1/2042, Call 3/1/2027	1,665,000	2,075,639
Northern California Gas Authority No. 1, 1.999%, (LIBOR 3 Month), 7/1/2027 (1)	1,915,000	1,907,244
Northern California Power Agency:
5.000%, 7/1/2031, Call 7/1/2022	500,000	547,365
5.000%, 7/1/2032, Call 7/1/2022	700,000	765,464
Orchard School District, NATL-RE, 0.010%, 8/1/2023	590,000	568,884
Pasadena Public Financing Authority, 0.010%, 3/1/2029	2,000,000	1,730,460
Roseville Joint Union High School District, 0.010%, 8/1/2022	305,000	297,686
Sacramento Redevelopment Agency Successor Agency, BAM:
5.000%, 12/1/2027, Call 12/1/2025	235,000	285,880
5.000%, 12/1/2028, Call 12/1/2025	425,000	517,136
5.000%, 12/1/2030, Call 12/1/2025	1,000,000	1,212,570
5.000%, 12/1/2031, Call 12/1/2025	2,000,000	2,422,420
San Francisco City & County Airport Comm-San Francisco International Airport:
4.000%, 5/1/2050, Call 5/1/2029	2,700,000	3,121,524
5.000%, 5/1/2024, Call 5/1/2021	745,000	782,868
5.000%, 5/1/2024, Call 5/1/2021	295,000	310,136
5.000%, 5/1/2038, Call 5/1/2029	4,220,000	5,442,661
5.000%, 5/1/2039, Call 5/1/2029	4,900,000	6,305,467
5.000%, 5/1/2040, Call 5/1/2029	3,335,000	4,281,573
5.000%, 5/1/2044, Call 5/1/2029	5,500,000	6,996,440
San Jose Financing Authority, 5.000%, 6/1/2039, Call 6/1/2023	1,435,000	1,618,709
San Jose Unified School District, NATL-RE, 0.010%, 8/1/2027	1,495,000	1,379,063
San Miguel Joint Union School District, AGM:
0.010%, 6/15/2020	415,000	413,792
0.010%, 6/15/2021	490,000	483,277
0.010%, 6/15/2022	505,000	491,961
Santa Ana Unified School District, 0.010%, 8/1/2021	500,000	492,395
Santa Barbara County College School District:
0.010%, 8/1/2027	365,000	332,260
0.010%, 8/1/2031	470,000	388,432
State of California:
5.000%, 4/1/2036, Call 4/1/2029	4,500,000	5,958,270
5.250%, 9/1/2025, Call 9/1/2021	2,045,000	2,181,217
6.000%, 3/1/2033, Call 3/30/2020	1,550,000	1,556,076
Twin Rivers Unified School District, AGM, 3.200%, 6/1/2020, Call 4/1/2020 (1)	1,365,000	1,367,525
Vallejo City Unified School District, NATL-RE, 5.900%, 8/1/2025	1,225,000	1,427,235
Walnut Creek Elementary School District Contra Costa County, 0.010%, 9/1/2023	1,560,000	1,504,402
Watereuse Finance Authority, BAM TCRs, 5.500%, 5/1/2036, Call 5/1/2024	2,635,000	3,123,872
West Contra Costa Unified School District, AGM NATL-RE FGIC, 0.010%, 8/1/2025	310,000	292,659
West Kern Water District, 5.000%, 6/1/2028, Call 6/1/2021	2,000,000	2,100,460
Westminster School District, BAM, 0.010%, 8/1/2048, Call 8/1/2023	7,045,000	1,222,519
Windsor Unified School District, AGM:
0.010%, 8/1/2020	105,000	104,626
0.010%, 8/1/2023	240,000	231,334
0.010%, 8/1/2024, Call 8/1/2023	330,000	303,425
0.010%, 8/1/2025, Call 8/1/2023	270,000	236,053
0.010%, 8/1/2026, Call 8/1/2023	330,000	273,260
0.010%, 8/1/2028, Call 8/1/2023	420,000	311,384
Colorado — 3.5%		129,538,223

Adams & Arapahoe Joint School District 28J Aurora, SAW, 5.000%, 12/1/2031, Call	5,000,000	6,273,200
12/1/2026
Adams County School District No. 14, SAW:
5.000%, 12/1/2024	500,000	594,935
5.000%, 12/1/2026, Call 12/1/2024	355,000	424,690
5.000%, 12/1/2027, Call 12/1/2024	500,000	597,545
Arkansas River Power Authority, 5.000%, 10/1/2043, Call 10/1/2028	2,250,000	2,735,370

City & County of Denver, 5.000%, 8/1/2041, Call 8/1/2026	8,000,000	9,743,600
City & County of Denver Airport System Revenue:
5.000%, 11/15/2021	500,000	535,735
5.000%, 11/15/2029, Call 11/15/2027	4,945,000	6,289,100
5.000%, 11/15/2030, Call 11/15/2027	5,010,000	6,342,560
5.000%, 12/1/2048, Call 12/1/2028	3,000,000	3,744,600
Colorado Bridge Enterprise:
4.000%, 12/31/2028, Call 12/31/2027	2,760,000	3,250,176
4.000%, 6/30/2029, Call 12/31/2027	4,525,000	5,303,752
Colorado Educational & Cultural Facilities Authority:
4.000%, 12/15/2025	535,000	575,772
5.000%, 9/1/2020	1,060,000	1,080,861
5.000%, 9/1/2021	865,000	916,199
Colorado Health Facilities Authority:
3.125%, 5/15/2027, Call 5/15/2020	250,000	250,500
4.000%, 11/15/2043, Call 11/15/2029	1,000,000	1,183,540
4.000%, 8/1/2044, Call 8/1/2029	2,000,000	2,309,060
4.000%, 8/1/2049, Call 8/1/2029	2,000,000	2,293,580
5.000%, 2/1/2021	475,000	489,982
5.000%, 9/1/2022	750,000	822,180
5.000%, 12/1/2023	215,000	244,554
5.000%, 2/1/2024	420,000	472,693
5.000%, 6/1/2047, Call 6/1/2027	1,000,000	1,289,340
5.250%, 5/15/2037, Call 5/15/2027	1,000,000	1,175,820
Commerce City Northern Infrastructure General Improvement District, AGM:
5.000%, 12/1/2020	785,000	809,712
5.000%, 12/1/2021	725,000	778,295
5.000%, 12/1/2022	1,185,000	1,316,405
County of Boulder, 5.000%, 12/1/2025, Call 12/1/2020	475,000	489,193
Denver City & County School District No. 1, SAW, 5.000%, 12/1/2032, Call 12/1/2022	1,500,000	1,673,700
Denver Convention Center Hotel Authority:
5.000%, 12/1/2033, Call 12/1/2026	1,000,000	1,202,050
5.000%, 12/1/2034, Call 12/1/2026	1,000,000	1,198,210
Park Creek Metropolitan District, 5.000%, 12/1/2030, Call 12/1/2025	1,895,000	2,262,914
Rangely Hospital District, 6.000%, 11/1/2026, Call 11/1/2021	2,000,000	2,139,080
Weld County School District No. RE-7 Platte Valley, SAW, 4.000%, 12/1/2023, Call	1,140,000	1,167,269
12/1/2020
Connecticut — 2.2%		71,976,172

City of New Haven, AGM:
5.000%, 8/1/2023	295,000	336,716
5.000%, 8/1/2023	1,765,000	1,992,844
5.000%, 2/1/2024	650,000	745,907
5.000%, 8/1/2024	1,000,000	1,165,940
5.000%, 8/1/2039, Call 8/1/2029	3,000,000	3,772,650
Connecticut Housing Finance Authority:
3.500%, 11/15/2045, Call 5/15/2029	2,500,000	2,793,775
3.600%, 11/15/2030, Call 11/15/2024	305,000	330,190
Connecticut State Health & Educational Facilities Authority:
4.000%, 7/1/2041, Call 7/1/2029	3,000,000	3,467,580
4.000%, 7/1/2049, Call 7/1/2029	2,500,000	2,853,225
5.000%, 7/1/2029, Call 7/1/2028	1,000,000	1,284,090
State of Connecticut:
4.000%, 1/15/2037, Call 1/15/2030	2,900,000	3,485,568
5.000%, 3/15/2027, Call 3/15/2026	2,155,000	2,651,232
5.000%, 4/15/2028	1,250,000	1,621,900
5.000%, 4/15/2030, Call 4/15/2029	1,150,000	1,510,364
5.000%, 4/15/2034, Call 4/15/2027	3,000,000	3,707,520
5.000%, 1/15/2040, Call 1/15/2030	4,000,000	5,152,400
University of Connecticut:
5.000%, 3/15/2032, Call 3/15/2026	2,000,000	2,421,240
5.000%, 1/15/2033, Call 1/15/2027	4,000,000	4,930,880
5.000%, 11/1/2036, Call 11/1/2028	1,485,000	1,893,835
		46,117,856

Delaware — 0.4%

City of Wilmington, 5.000%, 10/1/2025, Call 10/1/2023	3,715,000	4,256,907
Delaware State Economic Development Authority:
5.000%, 6/1/2036, Call 6/1/2026	500,000	567,810
5.000%, 6/1/2046, Call 6/1/2026	1,000,000	1,117,300
Sustainable Energy Utility, Inc., 5.000%, 9/15/2034, Call 9/15/2021	1,580,000	1,672,714
District of Columbia — 0.6%		7,614,731

District of Columbia:
4.000%, 7/1/2039, Call 7/1/2029	1,275,000	1,463,687
4.000%, 7/1/2044, Call 7/1/2029	1,240,000	1,406,755
4.000%, 7/1/2049, Call 7/1/2029	1,000,000	1,128,750
5.000%, 10/1/2025, Call 10/1/2021	1,865,000	1,988,463
5.000%, 6/1/2036, Call 6/1/2026	2,500,000	2,948,900
5.000%, 12/1/2036, Call 12/1/2021	500,000	534,325
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, 4.000%,	1,000,000	1,180,320
10/1/2044, Call 10/1/2029
Washington Convention & Sports Authority, 5.000%, 10/1/2030, Call 10/1/2027	1,500,000	1,913,700
Florida — 5.5%		12,564,900

Central Florida Expressway Authority, 4.000%, 7/1/2041, Call 7/1/2027	4,000,000	4,567,000
City of Atlantic Beach:
5.000%, 11/15/2043, Call 11/15/2025	1,085,000	1,266,184
5.000%, 11/15/2048, Call 11/15/2025	1,750,000	2,034,340
City of Boynton Beach Utility System Revenue, AGM, 5.000%, 11/1/2027, Call	1,000,000	1,067,800
11/1/2021
City of Gulf Breeze, 5.000%, 12/1/2023, Call 12/1/2020	2,000,000	2,062,500
City of Lakeland Department of Electric Utilities, AGM, 5.250%, 10/1/2028	1,250,000	1,691,912
City of North Port, BAM, 5.000%, 7/1/2022	200,000	219,094
City of Orlando, AGM, 5.000%, 11/1/2035, Call 11/1/2027	2,270,000	2,845,649
City of Sunrise, NATL-RE:
0.010%, 10/1/2020	975,000	969,784
0.010%, 10/1/2021	175,000	172,240
City of Tallahassee:
5.000%, 12/1/2026, Call 12/1/2025	450,000	542,772
5.000%, 12/1/2027, Call 12/1/2025	400,000	481,144
City of Tampa, 5.250%, 11/15/2026, Call 5/15/2020	2,000,000	2,017,840
City of Tampa, AMBAC, 0.010%, 4/1/2021	460,000	454,498
Columbia County School Board, BAM, 5.000%, 7/1/2026, Call 7/1/2025	495,000	594,173
County of Broward, AGM, 5.000%, 4/1/2033, Call 4/1/2023	740,000	821,726
County of Broward Airport System Revenue:
5.000%, 10/1/2026, Call 10/1/2025 (5)	750,000	906,990
5.000%, 10/1/2031, Call 10/1/2025 (5)	1,000,000	1,191,420
County of Jackson, 1.240%, 7/1/2022, Call 2/28/2020 (1)	1,630,000	1,630,000
County of Lee County Water & Sewer Revenue, 5.000%, 10/1/2029, Call 10/1/2022	2,000,000	2,214,960
County of Miami-Dade, AGC, 0.010%, 10/1/2021	610,000	600,576
County of Miami-Dade Aviation Revenue:
4.000%, 10/1/2044, Call 10/1/2029	1,000,000	1,163,220
5.000%, 10/1/2025, Call 10/1/2024	800,000	947,072
5.000%, 10/1/2044, Call 10/1/2029	3,000,000	3,817,200
5.500%, 10/1/2026, Call 10/1/2020	450,000	462,245
5.500%, 10/1/2026, Call 10/1/2020	1,450,000	1,489,454
County of Miami-Dade Water & Sewer System Revenue:
5.000%, 10/1/2033, Call 10/1/2025	2,000,000	2,410,060
5.250%, 10/1/2029, Call 10/1/2023	100,000	115,702
County of Orange Sales Tax Revenue, 5.000%, 1/1/2027, Call 1/1/2022	5,810,000	6,259,578
County of St. Johns, AGM:
5.000%, 10/1/2020	1,625,000	1,663,772
5.000%, 10/1/2021	1,110,000	1,182,039
Emerald Coast Utilities Authority, BAM, 5.000%, 1/1/2032, Call 1/1/2025	1,445,000	1,705,707
Florida Development Finance Corp., 1.900%, 3/17/2020 (1)	10,770,000	10,773,662
Florida Housing Finance Corp., GNMA/FNMA/FHLMC, 4.450%, 1/1/2030, Call	235,000	237,195
7/1/2021

Halifax Hospital Medical Center:

5.000%, 6/1/2026	1,525,000	1,858,838
5.000%, 6/1/2027, Call 6/1/2026	1,295,000	1,569,967
JPMorgan Chase Putters/Drivers Trust, 1.400%, 2/1/2022, Call 8/18/2020 (1)(4)	3,500,000	3,500,000
Lee County Industrial Development Authority, 5.000%, 11/1/2025, Call 11/1/2020	2,000,000	2,055,800
Lee County School Board, 5.000%, 8/1/2028, Call 8/1/2024	2,500,000	2,931,400
Miami-Dade County Educational Facilities Authority, 5.000%, 4/1/2031, Call 4/1/2025	2,000,000	2,363,180
Miami-Dade County Industrial Development Authority, 1.600%, 11/2/2020 (1)	1,000,000	1,002,830
Monroe County School District, 5.000%, 6/1/2034, Call 6/1/2027	1,000,000	1,245,050
North Sumter County Utility Dependent District, 5.000%, 10/1/2049, Call 10/1/2029	1,350,000	1,692,859
Palm Beach County Health Facilities Authority:
5.000%, 5/15/2036, Call 5/15/2027	1,000,000	1,178,050
5.000%, 5/15/2037, Call 5/15/2027	1,000,000	1,176,340
5.000%, 11/15/2045, Call 11/15/2025	4,000,000	4,719,480
Polk County Housing Finance Authority, GNMA COLL, 5.000%, 9/1/2029, Call	150,000	152,729
8/1/2020
Polk County Industrial Development Authority:
5.000%, 1/1/2029, Call 1/1/2025	390,000	453,613
5.000%, 1/1/2039, Call 1/1/2025	300,000	341,883
5.000%, 1/1/2049, Call 1/1/2025	1,000,000	1,129,280
Putnam County Development Authority, 1.240%, 9/1/2024, Call 2/28/2020 (1)	300,000	300,000
Sarasota County Health Facilities Authority:
5.000%, 1/1/2030, Call 1/1/2025	750,000	861,405
5.000%, 1/1/2031, Call 1/1/2025	935,000	1,071,089
5.000%, 1/1/2032, Call 1/1/2025	1,100,000	1,256,277
Sarasota County Public Hospital District, 5.000%, 7/1/2041, Call 7/1/2028	5,000,000	6,233,450
St. Lucie County School Board, AGM, 5.000%, 7/1/2022, Call 7/1/2021	2,500,000	2,630,525
Sumter County Industrial Development Authority, 5.000%, 7/1/2020	500,000	506,685
Town of Davie:
5.000%, 4/1/2021	615,000	641,439
5.000%, 4/1/2022	830,000	897,230
Volusia County Educational Facility Authority:
4.000%, 10/15/2038, Call 10/15/2029	585,000	682,309
5.000%, 10/15/2044, Call 10/15/2029	2,850,000	3,614,598
5.000%, 10/15/2049, Call 10/15/2029	4,000,000	5,039,040
Volusia County Educational Facility Authority, AGM, 5.000%, 10/15/2029, Call	730,000	778,903
10/15/2021
Georgia — 4.6%		112,463,757

Appling County Development Authority, 1.250%, 9/1/2041, Call 2/28/2020 (1)	1,000,000	1,000,000
Bartow County Development Authority, 1.550%, 8/19/2022 (1)	2,000,000	2,009,680
Burke County Development Authority:
1.250%, 7/1/2049, Call 2/28/2020 (1)	3,000,000	3,000,000
2.250%, 5/25/2023 (1)	3,000,000	3,082,020
2.925%, 3/12/2024 (1)	4,250,000	4,497,222
Carroll City-County Hospital Authority, County Guarantee:
5.000%, 7/1/2023, Call 7/1/2020	1,185,000	1,201,199
5.000%, 7/1/2023, Call 7/1/2020	1,605,000	1,626,090
5.000%, 7/1/2024, Call 7/1/2020	695,000	704,501
5.000%, 7/1/2024, Call 7/1/2020	945,000	957,351
City of Atlanta Airport Passenger Facility Charge:
5.000%, 1/1/2031, Call 1/1/2024	1,000,000	1,144,480
5.000%, 1/1/2032, Call 1/1/2024	2,500,000	2,860,175
5.000%, 1/1/2033, Call 1/1/2024	1,000,000	1,142,460
5.000%, 1/1/2034, Call 1/1/2024	1,000,000	1,142,050
City of Atlanta Water & Wastewater Revenue:
5.000%, 11/1/2040, Call 11/1/2027	1,000,000	1,260,230
5.000%, 11/1/2043, Call 11/1/2027	3,000,000	3,760,650
City of Atlanta Water & Wastewater Revenue, NATL-RE, 5.500%, 11/1/2022	1,000,000	1,079,770
Cobb County Kennestone Hospital Authority, 5.000%, 4/1/2031, Call 4/1/2021	3,000,000	3,113,460
Floyd County Hospital Authority, County Guarantee:
5.000%, 7/1/2020	1,335,000	1,352,635
5.000%, 7/1/2021	1,155,000	1,214,829
5.000%, 7/1/2027, Call 7/1/2022	1,250,000	1,353,612
Gainesville & Hall County Development Authority:

5.000%, 3/1/2027	750,000	819,263
5.000%, 3/1/2037, Call 3/1/2027	500,000	564,515
5.000%, 3/1/2047, Call 3/1/2027	3,500,000	3,889,830
Gainesville & Hall County Hospital Authority:
5.000%, 2/15/2036, Call 2/15/2027	1,500,000	1,819,395
5.000%, 2/15/2037, Call 2/15/2027	2,000,000	2,421,560
5.000%, 2/15/2042, Call 2/15/2027	3,000,000	3,588,030
Jefferson City School District, SAW, 5.250%, 2/1/2029, Call 2/1/2021	1,350,000	1,404,918
Main Street Natural Gas, Inc.:
1.720%, (SIFMA Municipal Swap Index Yield), 12/1/2023, Call 9/1/2023 (1)	5,000,000	5,026,350
1.859%, (LIBOR 1 Month), 9/1/2023, Call 6/1/2023 (1)	7,000,000	7,087,640
1.940%, (LIBOR 1 Month), 12/1/2023, Call 9/1/2023 (1)	5,000,000	5,076,750
4.000%, 12/2/2024, Call 9/1/2024 (1)	6,000,000	6,856,620
5.000%, 5/15/2030, Call 5/15/2029	2,750,000	3,540,872
5.000%, 5/15/2031, Call 5/15/2029	4,000,000	5,130,520
Monroe County Development Authority, 2.250%, 7/1/2025, Call 6/13/2024	3,000,000	3,092,130
Private Colleges & Universities Authority, 5.000%, 10/1/2020	575,000	587,673
South Fulton Municipal Regional Water & Sewer Authority, BAM:
5.000%, 1/1/2023	800,000	890,176
5.000%, 1/1/2024	1,000,000	1,151,790
5.000%, 1/1/2025, Call 1/1/2024	700,000	806,239
South Regional Joint Development Authority, 5.250%, 8/1/2023	25,000	28,472
Valdosta & Lowndes County Hospital Authority, County Guarantee, 5.000%,	2,940,000	3,135,128
10/1/2025, Call 10/1/2021
Winder-Barrow Industrial Building Authority, AGM, 5.000%, 12/1/2029, Call	1,000,000	1,067,570
12/1/2021
Guam — 0.1%		95,487,855

Territory of Guam:
5.000%, 12/1/2032, Call 12/1/2026	1,310,000	1,571,817
5.000%, 12/1/2033, Call 12/1/2026	1,000,000	1,197,840
Hawaii — 0.1%		2,769,657

City & County of Honolulu:
5.000%, 10/1/2022	500,000	553,610
5.000%, 10/1/2023	500,000	573,890
Idaho — 0.1%		1,127,500

Canyon County School District No. 131 Nampa, School Bond Gty, 5.000%, 9/15/2023	1,000,000	1,141,840
Illinois — 18.3%
Bureau County Township High School District No. 502, BAM, 6.625%, 10/1/2043,	3,400,000	4,126,274
Call 12/1/2023
Chicago Board of Education:
4.000%, 12/1/2027	2,000,000	2,348,740
5.000%, 12/1/2028	2,600,000	3,302,156
5.000%, 12/1/2029	1,955,000	2,525,938
5.000%, 12/1/2030, Call 12/1/2029	2,000,000	2,572,100
5.000%, 4/1/2042, Call 4/1/2028	1,500,000	1,777,455
5.000%, 4/1/2046, Call 4/1/2028	1,250,000	1,471,812
6.000%, 4/1/2046, Call 4/1/2027	1,500,000	1,844,805
Chicago Board of Education, NATL-RE:
0.010%, 12/1/2022	365,000	351,196
5.250%, 12/1/2021	1,000,000	1,062,340
Chicago Housing Authority, HUD SEC 8:
5.000%, 1/1/2023	710,000	786,041
5.000%, 1/1/2037, Call 1/1/2028	2,500,000	3,057,050
Chicago O'Hare International Airport:
5.000%, 1/1/2026, Call 1/1/2025 (5)	1,500,000	1,767,150
5.000%, 1/1/2031, Call 1/1/2025 (5)	1,000,000	1,164,810
5.000%, 1/1/2037, Call 1/1/2029	1,200,000	1,508,736
5.000%, 1/1/2038, Call 1/1/2027	2,290,000	2,808,937
5.000%, 1/1/2038, Call 1/1/2029	4,250,000	5,325,420

5.000%, 1/1/2039, Call 1/1/2029	1,250,000	1,562,562
5.250%, 1/1/2030, Call 3/30/2020	2,595,000	2,603,382
Chicago O'Hare International Airport, AGC, 5.250%, 1/1/2026, Call 3/30/2020	775,000	777,612
Chicago Park District:
5.000%, 1/1/2023, Call 1/1/2022	1,060,000	1,128,222
5.000%, 1/1/2025, Call 7/1/2020	230,000	232,868
5.000%, 1/1/2026, Call 1/1/2021	730,000	752,535
5.000%, 1/1/2028, Call 1/1/2024	2,500,000	2,817,950
5.000%, 1/1/2031, Call 1/1/2026	1,790,000	2,093,387
5.000%, 1/1/2040, Call 1/1/2026	1,000,000	1,144,490
Chicago Transit Authority, 5.000%, 12/1/2046, Call 12/1/2026	3,000,000	3,614,340
City of Chicago:
5.000%, 1/1/2028	2,000,000	2,461,300
5.000%, 1/1/2029	2,000,000	2,505,540
5.000%, 1/1/2030	2,000,000	2,543,200
5.000%, 1/1/2039, Call 1/1/2029	6,500,000	7,932,795
5.000%, 1/1/2040, Call 1/1/2029	10,900,000	13,272,712
5.000%, 1/1/2044, Call 1/1/2029	3,750,000	4,526,137
5.500%, 1/1/2035, Call 1/1/2029	2,000,000	2,565,480
6.000%, 1/1/2038, Call 1/1/2027	10,000,000	12,603,900
City of Chicago Wastewater Transmission Revenue:
5.000%, 1/1/2031, Call 1/1/2025	3,715,000	4,316,756
5.000%, 1/1/2032, Call 1/1/2027	2,000,000	2,442,840
5.000%, 1/1/2035, Call 1/1/2027	3,310,000	4,022,941
5.000%, 1/1/2039, Call 1/1/2025	500,000	569,470
City of Chicago Waterworks Revenue:
5.000%, 11/1/2025	2,000,000	2,391,820
5.000%, 11/1/2027, Call 11/1/2026	2,500,000	3,069,325
5.000%, 11/1/2027, Call 11/1/2026	1,000,000	1,234,890
5.000%, 11/1/2028, Call 11/1/2026	1,000,000	1,229,460
5.000%, 11/1/2029, Call 11/1/2026	1,000,000	1,225,410
City of Chicago Waterworks Revenue, AGM, 5.000%, 11/1/2027, Call 3/30/2020	60,000	60,194
City of Springfield, 5.000%, 12/1/2022	905,000	991,120
City of Springfield Electric Revenue:
5.000%, 3/1/2028, Call 3/1/2025	1,000,000	1,184,490
5.000%, 3/1/2029, Call 3/1/2025	1,000,000	1,182,300
Cook County Community Consolidated School District No. 65 Evanston:
0.010%, 12/1/2027, Call 12/1/2024	300,000	241,296
0.010%, 12/1/2029, Call 12/1/2024	400,000	290,816
0.010%, 12/1/2030, Call 12/1/2024	1,130,000	782,016
0.010%, 12/1/2031, Call 12/1/2024	1,500,000	984,150
Cook County School District No 63 East Maine, 5.000%, 12/1/2027	2,350,000	2,986,403
Cook County School District No. 103 Lyons, AGM, 0.010%, 12/1/2021	850,000	832,609
Cook County School District No. 124 Evergreen Park, BAM, 4.000%, 12/1/2020	450,000	460,049
Cook County School District No. 144 Prairie Hills, AGM:
0.010%, 12/1/2028	2,830,000	2,387,162
0.010%, 12/1/2029	2,580,000	2,112,091
Cook County School District No. 83 Mannheim, 5.625%, 6/1/2033	2,980,000	3,975,260
Cook County Township High School District No. 220 Reavis, 6.000%, 12/1/2030, Call	1,000,000	1,176,690
12/1/2023
Cook County Township High School District No. 220 Reavis, BAM:
6.000%, 12/1/2031, Call 12/1/2023	2,035,000	2,400,974
6.000%, 12/1/2032, Call 12/1/2023	2,160,000	2,546,683
6.000%, 6/1/2033, Call 12/1/2023	2,235,000	2,635,579
County of Cook:
5.000%, 11/15/2029, Call 11/15/2026	3,270,000	3,975,437
5.000%, 11/15/2030, Call 11/15/2026	2,750,000	3,330,057
5.250%, 11/15/2023, Call 11/15/2020	350,000	360,269
County of Cook, BAM TCRs, 5.000%, 11/15/2023	1,000,000	1,135,090
County of Cook Sales Tax Revenue:
5.250%, 11/15/2035, Call 11/15/2027	1,520,000	1,923,317
5.250%, 11/15/2036, Call 11/15/2027	3,000,000	3,781,200
County of St. Clair Highway Revenue, 5.500%, 1/1/2038, Call 1/1/2023	825,000	929,577
DeKalb County Community Unit School District No. 428 DeKalb:
0.010%, 1/1/2025, Call 7/1/2020	400,000	311,560

0.010%, 1/1/2028, Call 7/1/2020	1,000,000	644,280
DeKalb Kane & LaSalle Counties Community College District No. 523 Kishwaukee,	470,000	177,900
0.010%, 2/1/2035, Call 2/1/2021
Frankfort Square Park District, AMBAC, 0.010%, 1/1/2022	670,000	643,870
Illinois Development Finance Authority, AGM:
0.010%, 1/1/2021	95,000	94,250
0.010%, 1/1/2021	160,000	158,632
Illinois Finance Authority:
5.000%, 5/15/2023	445,000	492,139
5.000%, 11/15/2023, Call 11/15/2022	215,000	237,003
5.000%, 8/15/2024	250,000	289,488
5.000%, 5/15/2025	1,000,000	1,100,360
5.000%, 11/15/2026, Call 11/15/2025	1,000,000	1,209,030
5.000%, 11/15/2027, Call 11/15/2025	500,000	602,880
5.000%, 11/1/2029, Call 11/1/2026	2,000,000	2,426,760
5.000%, 5/15/2030, Call 5/15/2025	1,000,000	1,119,610
5.000%, 1/1/2036, Call 1/1/2027	2,000,000	2,392,280
5.000%, 12/1/2037, Call 12/1/2027	1,000,000	1,158,820
5.000%, 8/1/2042, Call 8/1/2027	580,000	684,800
5.000%, 5/15/2043, Call 11/15/2028	5,000,000	6,159,650
5.000%, 1/1/2044, Call 1/1/2028	5,000,000	5,910,450
5.000%, 10/1/2044, Call 10/1/2029	1,000,000	1,261,400
5.000%, 8/1/2046, Call 8/1/2027	515,000	605,388
5.000%, 8/1/2047, Call 8/1/2027	750,000	880,822
5.000%, 12/1/2047, Call 12/1/2027	1,000,000	1,138,770
5.000%, 10/1/2049, Call 10/1/2029	1,250,000	1,566,225
6.000%, 10/1/2024, Call 10/1/2021	1,010,000	1,059,520
6.000%, 8/15/2041, Call 8/15/2021	2,665,000	2,836,386
6.875%, 10/1/2043, Call 10/1/2021	3,000,000	3,170,580
Illinois Housing Development Authority, GNMA/FNMA/FHLMC, 2.450%, 6/1/2043,	458,542	480,680
Call 1/1/2023
Illinois State Toll Highway Authority:
5.000%, 1/1/2026	2,180,000	2,673,705
5.000%, 1/1/2028, Call 1/1/2023	1,000,000	1,110,350
5.000%, 1/1/2029, Call 1/1/2023	1,000,000	1,112,160
5.000%, 1/1/2030, Call 1/1/2026	1,000,000	1,218,320
5.000%, 1/1/2031, Call 1/1/2029	500,000	651,475
5.000%, 12/1/2032, Call 1/1/2026	7,790,000	9,453,477
5.000%, 1/1/2044, Call 7/1/2029	7,000,000	8,935,430
Kane & DeKalb Counties Community Unit School District No. 302 Kaneland, NATL-	5,450,000	5,251,238
RE, 0.010%, 2/1/2023
Kane Cook & DuPage Counties School District No. U-46 Elgin, AMBAC:
0.010%, 1/1/2023	350,000	340,169
0.010%, 1/1/2023	650,000	626,613
Kane McHenry Cook & De Kalb Counties Unit School District No. 300:
5.000%, 1/1/2023	1,000,000	1,108,870
5.000%, 1/1/2024	1,000,000	1,142,860
5.000%, 1/1/2026, Call 1/1/2025	4,000,000	4,783,320
5.250%, 1/1/2033, Call 1/1/2023	900,000	1,007,496
Knox & Warren Counties Community Unit School District No. 205 Galesburg,	1,435,000	1,497,150
6.125%, 1/1/2036, Call 1/1/2021
Lake County School District No. 33 Emmons, XLCA:
0.010%, 12/1/2026	525,000	456,089
0.010%, 12/1/2028	335,000	272,027
Lake County School District No. 56 Gurnee, 5.000%, 1/1/2024	440,000	502,858
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley,	500,000	470,555
AGM FGIC, 0.010%, 1/1/2024
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley,
NATL-RE:
0.010%, 1/1/2021	1,070,000	1,061,547
0.010%, 1/1/2021	830,000	819,866
McHenry County Community Unit School District No. 12 Johnsburg, AGM:
5.000%, 1/1/2021	810,000	833,563
5.000%, 1/1/2022	895,000	957,471
Metropolitan Pier & Exposition Authority, NATL-RE:

0.010%, 6/15/2020	440,000	438,535
0.010%, 12/15/2023	20,000	19,230
0.010%, 12/15/2023	835,000	793,200
0.010%, 6/15/2024	1,000,000	942,300
5.700%, 6/15/2023	1,710,000	1,978,555
5.700%, 6/15/2023	1,820,000	2,057,637
Metropolitan Water Reclamation District of Greater Chicago, 5.000%, 12/1/2031, Call	3,500,000	4,299,190
12/1/2026
Railsplitter Tobacco Settlement Authority:
5.000%, 6/1/2027, Call 6/1/2026	2,000,000	2,462,260
5.250%, 6/1/2021	1,120,000	1,177,277
Sales Tax Securitization Corp.:
5.000%, 1/1/2029	3,000,000	3,900,900
5.000%, 1/1/2029, Call 1/1/2028	1,000,000	1,269,800
5.000%, 1/1/2030	1,500,000	1,988,085
5.000%, 1/1/2030, Call 1/1/2028	1,450,000	1,833,626
5.000%, 1/1/2031, Call 1/1/2028	2,000,000	2,519,060
5.250%, 1/1/2043, Call 1/1/2029	5,000,000	6,366,900
South Suburban College Community School District No. 510, AGC, 0.010%,	1,000,000	907,340
12/1/2025
Southern Illinois University, BAM, 5.000%, 4/1/2026, Call 4/1/2025	1,175,000	1,388,791
Southwestern Illinois Development Authority:
5.000%, 10/15/2029, Call 10/15/2025	1,780,000	2,109,496
5.000%, 10/15/2032, Call 10/15/2025	1,335,000	1,580,119
State of Illinois:
4.000%, 11/1/2035, Call 11/1/2029	5,000,000	5,843,100
5.000%, 3/1/2020	500,000	500,000
5.000%, 6/1/2020	9,900,000	9,996,723
5.000%, 8/1/2020	2,000,000	2,032,880
5.000%, 4/1/2024, Call 4/1/2023	500,000	556,875
5.000%, 11/1/2025	7,000,000	8,396,710
5.000%, 2/1/2027	5,000,000	6,146,650
5.000%, 10/1/2028	4,700,000	5,976,567
5.000%, 2/1/2029, Call 2/1/2027	1,000,000	1,222,160
5.000%, 11/1/2029, Call 11/1/2027	5,000,000	6,164,750
5.000%, 6/15/2034, Call 6/15/2028	5,000,000	6,239,150
6.500%, 6/15/2022	195,000	202,771
State of Illinois, AGM, 5.000%, 4/1/2028, Call 4/1/2023	3,205,000	3,564,857
Tazewell County School District No. 51 Washington Central, NATL-RE, 9.000%,	165,000	233,977
12/1/2025
Town of Cicero, AGM, 5.000%, 1/1/2021	1,000,000	1,029,510
Village of Elwood, AGC:
0.010%, 3/1/2024	250,000	205,358
0.010%, 3/1/2026	1,280,000	940,198
Village of Franklin Park, BAM:
4.000%, 10/1/2020	615,000	625,781
5.000%, 10/1/2022, Call 10/1/2021	730,000	777,268
5.000%, 10/1/2023, Call 10/1/2021	685,000	729,128
5.000%, 10/1/2024, Call 10/1/2021	425,000	452,009
5.000%, 10/1/2025, Call 10/1/2021	920,000	978,227
Village of Justice, AMBAC, 0.010%, 1/1/2021	635,000	628,536
Will & Kankakee Counties School District No. 255:
5.000%, 6/1/2026, Call 6/1/2025	500,000	592,810
5.000%, 6/1/2029, Call 6/1/2025	600,000	706,446
Will County Community High School District No. 210 Lincoln-Way:
5.000%, 1/1/2027, Call 1/1/2023	1,250,000	1,350,737
5.000%, 1/1/2028, Call 1/1/2023	3,500,000	3,776,570
5.000%, 1/1/2030, Call 1/1/2023	2,000,000	2,152,120
Will County Community High School District No. 210 Lincoln-Way, AGM, 4.000%,	650,000	749,216
1/1/2034, Call 1/1/2029
Will County Community Unit School District No. 201-U Crete-Monee, NATL-RE:
0.010%, 11/1/2020	245,000	243,501
0.010%, 11/1/2020	1,755,000	1,742,206
0.010%, 11/1/2021	55,000	54,087
0.010%, 11/1/2021	245,000	240,144

0.010%, 11/1/2022	60,000	58,289
0.010%, 11/1/2022	190,000	183,513
Will County School District No 114 Manhattan, NATL-RE, 0.010%, 12/1/2020	550,000	543,554
Will County School District No. 114 Manhattan, NATL-RE:
0.010%, 12/1/2020	630,000	625,666
0.010%, 12/1/2023	1,600,000	1,490,512
Will County Township High School District No. 204 Joliet, 6.250%, 1/1/2031, Call	500,000	522,440
1/1/2021
Will Grundy Counties Community College District No. 525, 5.250%, 6/1/2036, Call	3,400,000	3,929,278
12/1/2023
Winnebago & Boone Counties School District No. 205 Rockford, 4.000%, 2/1/2027,	4,680,000	5,067,083
Call 2/1/2023
Indiana — 1.9%		376,710,913

Carmel Redevelopment Authority, 5.000%, 7/1/2023, Call 7/1/2020	350,000	354,774
City of Boonville, 2.600%, 1/1/2023, Call 9/1/2020	2,500,000	2,505,375
City of Rockport, 3.050%, 6/1/2025	2,100,000	2,296,308
City of Whiting, 5.000%, 6/5/2026 (1)	2,200,000	2,693,020
Frankfort High School Elementary School Building Corp., 5.000%, 7/15/2025	115,000	138,600
Franklin Township-Marion County Multiple School Building Corp., SAW:
5.000%, 7/10/2021	580,000	612,300
5.000%, 7/15/2029, Call 1/15/2023	2,565,000	2,848,022
Indiana Bond Bank:
0.010%, 1/15/2031, Call 1/15/2029	1,500,000	1,186,185
0.010%, 1/15/2032, Call 1/15/2029	1,500,000	1,144,770
1.810%, (SIFMA Municipal Swap Index Yield), 10/15/2022 (1)	1,650,000	1,650,231
Indiana Finance Authority:
5.000%, 8/15/2020	360,000	365,710
5.000%, 10/1/2022	300,000	327,411
5.000%, 10/1/2023	400,000	449,160
5.000%, 10/1/2024, Call 10/1/2023	275,000	309,710
5.000%, 5/1/2029, Call 5/1/2022	130,000	141,439
5.000%, 5/1/2029, Call 5/1/2022	3,940,000	4,251,457
5.000%, 11/15/2038, Call 11/15/2025	2,000,000	2,344,880
5.250%, 10/1/2024, Call 10/1/2021	710,000	758,401
5.250%, 10/1/2031, Call 10/1/2021	2,190,000	2,337,496
5.250%, 11/15/2046, Call 11/15/2026	2,500,000	2,925,825
Indiana Housing & Community Development Authority, GNMA/FNMA/FHLMC,	1,200,000	1,200,000
1.400%, 7/1/2047, Call 2/28/2020 (1)
Indianapolis Local Public Improvement Bond Bank:
5.000%, 1/1/2021	175,000	181,050
5.000%, 1/1/2022, Call 1/1/2021	200,000	206,778
5.000%, 2/1/2044, Call 2/1/2029	3,500,000	4,480,140
Indianapolis Local Public Improvement Bond Bank, NATL-RE, 5.250%, 7/1/2022	500,000	550,120
Portage Redevelopment District:
5.000%, 1/15/2023	280,000	310,475
5.000%, 1/15/2024	215,000	246,371
Porter County Jail Building Corp., AGM, 5.500%, 7/10/2021	80,000	82,859
Steuben Lakes Regional Waste District, 5.000%, 9/1/2024, Call 9/1/2023	1,225,000	1,391,894
Iowa — 0.7%		38,290,761

City of Waverly, 2.500%, 12/31/2022, Call 7/1/2022	1,213,000	1,228,648
Iowa Finance Authority:
5.000%, 5/15/2036, Call 5/15/2026	4,065,000	4,707,961
5.000%, 5/15/2043, Call 5/15/2027	1,000,000	1,162,150
5.000%, 3/1/2048, Call 3/1/2024	1,250,000	1,377,750
Johnston Community School District, AGM, 5.000%, 7/1/2027, Call 7/1/2022	1,455,000	1,589,005
PEFA, Inc., 5.000%, 9/1/2026, Call 6/1/2026 (1)	3,500,000	4,284,315
Kansas — 0.3%		14,349,829

City of Holton, 2.500%, 7/1/2021, Call 1/1/2021	4,495,000	4,512,575
Kansas Development Finance Authority, 5.000%, 3/1/2031, Call 3/1/2020	1,000,000	1,000,000

Wyandotte County-Kansas City Unified Government Utility System Revenue, 5.000%,	1,000,000	1,097,580
9/1/2032, Call 9/1/2022
Kentucky — 1.3%		6,610,155

Kentucky Asset Liability Commission:
5.000%, 9/1/2024	1,000,000	1,176,220
5.000%, 9/1/2025	1,250,000	1,512,388
Kentucky Economic Development Finance Authority, 5.000%, 8/15/2041, Call	3,500,000	4,177,600
8/15/2027
Kentucky Public Energy Authority, 4.000%, 6/1/2026, Call 3/1/2026 (1)(2)	4,000,000	4,609,000
Louisville/Jefferson County Metropolitan Government:
5.000%, 10/1/2029, Call 7/1/2029 (1)(2)	4,000,000	5,351,400
5.000%, 10/1/2030, Call 10/1/2026	1,300,000	1,611,181
5.000%, 10/1/2031, Call 10/1/2026	3,500,000	4,328,415
Paducah Electric Plant Board, AGM:
5.000%, 10/1/2027, Call 10/1/2026	2,000,000	2,491,960
5.000%, 10/1/2028, Call 10/1/2026	1,850,000	2,301,455
Louisiana — 1.0%		27,559,619

City of Bossier City Utilities Revenue, 5.000%, 10/1/2031, Call 10/1/2024	1,160,000	1,360,773
City of Shreveport Water & Sewer Revenue, BAM, 4.000%, 12/1/2025, Call 12/1/2024	2,210,000	2,503,267
Lafayette Public Trust Financing Authority, AGM:
4.000%, 10/1/2020	690,000	702,130
4.000%, 10/1/2021	675,000	706,941
Louisiana Housing Corp., GNMA COLL, 4.750%, 6/1/2027, Call 6/1/2020	470,000	478,037
Louisiana Public Facilities Authority:
3.375%, 9/1/2028, Call 3/1/2021	2,440,000	2,497,072
5.000%, 5/15/2042, Call 5/15/2027	2,500,000	3,050,125
Louisiana Stadium & Exposition District, 5.000%, 7/1/2023	800,000	905,848
Parish of St. Bernard:
4.000%, 3/1/2020	3,470,000	3,470,000
4.000%, 3/1/2021	3,585,000	3,695,131
Port New Orleans Board of Commissioners, 5.000%, 4/1/2032, Call 4/1/2023	725,000	798,638
Regional Transit Authority, NATL-RE, 0.010%, 12/1/2021	105,000	99,637
Maine — 0.4%		20,267,599

City of Portland General Airport Revenue, 5.000%, 7/1/2022	300,000	328,203
Maine Health & Higher Educational Facilities Authority, 5.000%, 7/1/2043, Call	3,500,000	4,311,930
7/1/2028
Maine State Housing Authority, 3.850%, 11/15/2029, Call 11/15/2021	2,615,000	2,659,063
Maine Turnpike Authority, 5.000%, 7/1/2029, Call 7/1/2022	1,500,000	1,640,280
Maryland — 0.4%		8,939,476

City of Rockville:
5.000%, 11/1/2030, Call 11/1/2024	765,000	876,407
5.000%, 11/1/2037, Call 11/1/2024	1,000,000	1,123,710
5.000%, 11/1/2042, Call 11/1/2024	1,000,000	1,114,800
Maryland Health & Higher Educational Facilities Authority, 5.750%, 7/1/2034, Call	775,000	824,809
7/1/2021
Montgomery County Housing Opportunities Commission:
5.000%, 7/1/2031, Call 7/1/2020	655,000	662,638
5.125%, 7/1/2037, Call 7/1/2020	3,110,000	3,146,729
Massachusetts — 1.5%		7,749,093

Commonwealth of Massachusetts, 5.000%, 1/1/2037, Call 1/1/2029	3,000,000	3,922,800
Massachusetts Bay Transportation Authority, 5.000%, 7/1/2046, Call 7/1/2027	4,465,000	5,566,873
Massachusetts Development Finance Agency:
4.000%, 6/1/2049, Call 6/1/2029	1,000,000	1,106,100
5.000%, 7/1/2025, Call 7/1/2021	1,425,000	1,504,458
5.000%, 7/1/2027, Call 7/1/2025	125,000	152,128
5.000%, 7/1/2029, Call 1/1/2029	750,000	960,037
5.000%, 7/1/2031, Call 1/1/2029	2,000,000	2,535,940

5.000%, 7/1/2037, Call 7/1/2027	1,400,000	1,647,170
5.000%, 10/1/2037, Call 10/1/2022 (4)	500,000	558,110
5.000%, 6/1/2039, Call 6/1/2029	750,000	938,243
5.000%, 10/1/2047, Call 10/1/2022 (4)	500,000	554,325
Massachusetts Educational Financing Authority, 5.000%, 7/1/2025, Call 7/1/2022 (5)	330,000	354,542
Massachusetts Housing Finance Agency, 3.700%, 12/1/2027, Call 6/1/2022 (5)	635,000	638,302
Massachusetts Port Authority, 5.000%, 7/1/2037, Call 7/1/2029	3,100,000	3,987,685
Massachusetts School Building Authority, 5.000%, 8/15/2030, Call 8/15/2022	815,000	896,850
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue,	5,000,000	5,581,500
5.000%, 1/1/2023, Call 1/1/2023 (1)
Michigan — 3.3%		30,905,063

Alma Public Schools, Q-SBLF, 5.000%, 5/1/2021	890,000	932,684
Bay City School District, Q-SBLF:
5.000%, 11/1/2027, Call 5/1/2024	645,000	753,554
5.000%, 11/1/2028, Call 5/1/2024	1,305,000	1,524,070
Caledonia Community Schools, Q-SBLF:
5.000%, 5/1/2025	600,000	723,306
5.000%, 5/1/2026	500,000	621,560
Carman-Ainsworth Community School District, BAM, 5.000%, 5/1/2020	375,000	377,471
Charter Township of Northville:
4.000%, 4/1/2021	400,000	413,840
4.000%, 4/1/2022	240,000	254,316
Chippewa Valley Schools, Q-SBLF, 5.000%, 5/1/2027, Call 11/1/2025	20,000	24,566
City of Detroit Sewage Disposal System Revenue, NATL-RE, 0.010%, 7/1/2020	110,000	109,608
City of Wyandotte Electric System Revenue, BAM:
5.000%, 10/1/2020	200,000	204,068
5.000%, 10/1/2021	290,000	306,420
5.000%, 10/1/2022	290,000	316,883
5.000%, 10/1/2023	250,000	282,218
5.000%, 10/1/2024	300,000	347,835
Coloma Community School District, Q-SBLF, 3.000%, 5/1/2021	905,000	928,593
Comstock Park Public Schools, Q-SBLF, 5.000%, 5/1/2028, Call 5/1/2021	400,000	419,516
Detroit City School District, AGM Q-SBLF, 5.250%, 5/1/2026	300,000	372,741
Dundee Community Schools, Q-SBLF:
5.000%, 5/1/2022	1,200,000	1,305,360
5.000%, 5/1/2025	1,000,000	1,204,950
Fraser Public School District, Q-SBLF:
5.000%, 5/1/2021	1,000,000	1,047,600
5.000%, 5/1/2022	1,000,000	1,087,800
5.000%, 5/1/2025	1,700,000	2,038,912
Great Lakes Water Authority Sewage Disposal System Revenue, 5.000%, 7/1/2029	3,600,000	4,812,264
Grosse Ile Township School District, Q-SBLF:
5.000%, 5/1/2026, Call 5/1/2025	200,000	240,878
5.000%, 5/1/2027, Call 5/1/2025	230,000	276,495
Hartland Consolidated Schools, AGM Q-SBLF:
5.250%, 5/1/2026, Call 5/1/2021	1,625,000	1,703,731
5.250%, 5/1/2027, Call 5/1/2021	600,000	629,070
5.250%, 5/1/2028, Call 5/1/2021	1,575,000	1,652,254
Howell Public Schools, Q-SBLF, 4.250%, 5/1/2024, Call 5/1/2022	1,000,000	1,074,600
Jackson County Hospital Finance Authority, AGC, 4.500%, 6/1/2026, Call 6/1/2020	415,000	418,818
Jenison Public Schools:
5.000%, 5/1/2021	500,000	524,275
5.000%, 5/1/2022, Call 5/1/2021	560,000	587,658
Kent Hospital Finance Authority, 5.000%, 11/15/2029, Call 11/15/2021	1,000,000	1,071,290
Lansing Board of Water & Light, 5.000%, 7/1/2037, Call 7/1/2021	1,000,000	1,055,760
Lansing School District, Q-SBLF, 5.000%, 5/1/2020	1,825,000	1,837,483
Livonia Public Schools, BAM, 5.000%, 5/1/2021	1,600,000	1,676,160
Marshall Public Schools, Q-SBLF:
4.000%, 11/1/2028, Call 5/1/2025	1,380,000	1,591,333
4.000%, 11/1/2029, Call 5/1/2025	940,000	1,074,937
Michigan Finance Authority:
4.000%, 2/15/2044, Call 8/15/2029	4,000,000	4,736,920
5.000%, 11/1/2020	2,000,000	2,054,180
5.000%, 7/1/2026, Call 7/1/2025	175,000	210,039

5.000%, 7/1/2027, Call 7/1/2025	600,000	718,782
5.000%, 7/1/2029, Call 7/1/2025	950,000	1,138,623
5.000%, 7/1/2032, Call 7/1/2025	1,500,000	1,785,435
5.000%, 7/1/2034, Call 7/1/2025	500,000	590,705
5.000%, 12/1/2035, Call 12/1/2027	1,000,000	1,269,370
5.000%, 11/15/2041, Call 11/15/2026	1,000,000	1,214,480
Michigan Finance Authority, AGM:
5.000%, 7/1/2029, Call 7/1/2024	1,500,000	1,758,540
5.000%, 7/1/2030, Call 7/1/2024	1,500,000	1,754,220
Michigan State Housing Development Authority, 5.625%, 10/1/2031, Call 10/1/2020	850,000	872,228
Michigan Strategic Fund, 5.000%, 12/31/2043, Call 12/31/2028	3,400,000	4,199,612
North Branch Area Schools, Q-SBLF, 5.000%, 5/1/2024	200,000	232,858
Plymouth-Canton Community School District, Q-SBLF, 5.000%, 5/1/2021	450,000	472,010
Redford Union School District No. 1, AMBAC Q-SBLF, 5.000%, 5/1/2022	195,000	204,660
River Rouge School District, Q-SBLF:
5.000%, 5/1/2020	1,700,000	1,711,475
5.000%, 5/1/2021	1,155,000	1,211,075
Taylor Tax Increment Finance Authority, AGM, 3.250%, 5/1/2020	90,000	90,302
Wayne County Airport Authority:
5.000%, 12/1/2026, Call 12/1/2025 (5)	3,000,000	3,623,520
5.000%, 12/1/2030, Call 12/1/2025	1,250,000	1,515,975
Western Township Utilities Authority, 4.000%, 1/1/2021	1,200,000	1,230,096
Minnesota — 0.6%		68,419,982

City of Minneapolis St. Paul Housing & Redevelopment Authority, 5.250%, 8/15/2025,	275,000	280,459
Call 8/15/2020
City of Minneapolis St. Paul Housing & Redevelopment Authority, AGM, 5.000%,	215,000	219,027
8/15/2025, Call 8/15/2020
Duluth Economic Development Authority, 5.000%, 2/15/2043, Call 2/15/2028	1,000,000	1,243,130
JPMorgan Chase Putters/Drivers Trust, 1.400%, 6/1/2021 (1)(4)	5,000,000	5,000,000
Minnesota Housing Finance Agency, GNMA COLL, 2.600%, 9/1/2042, Call 7/1/2022	605,068	616,527
Minnesota Housing Finance Agency, GNMA/FNMA/FHLMC:
2.250%, 12/1/2042, Call 1/1/2022	407,545	415,362
3.500%, 7/1/2050, Call 7/1/2029	2,500,000	2,768,025
3.900%, 7/1/2030, Call 1/1/2022	450,000	467,411
5.000%, 1/1/2031, Call 7/1/2021	560,000	570,494
Mississippi — 0.9%		11,580,435

Mississippi Business Finance Corp.:
1.200%, 11/1/2035, Call 3/2/2020 (1)	200,000	200,000
3.200%, 9/1/2028, Call 3/13/2024	4,000,000	4,185,600
Mississippi Development Bank:
3.125%, 10/1/2023	165,000	171,970
5.000%, 10/1/2023	2,270,000	2,481,723
5.000%, 1/1/2027, Call 1/1/2022	1,200,000	1,291,716
Mississippi Hospital Equipment & Facilities Authority:
4.000%, 1/1/2039, Call 1/1/2030	1,500,000	1,733,355
4.000%, 1/1/2040, Call 1/1/2030	1,100,000	1,266,914
Mississippi State University Educational Building Corp., 5.000%, 11/1/2022	135,000	149,446
State of Mississippi:
5.000%, 10/15/2036, Call 10/15/2028	3,395,000	4,341,322
5.000%, 10/15/2037, Call 10/15/2028	2,000,000	2,549,760
Missouri — 2.2%		18,371,806

Bi-State Development Agency of the Missouri-Illinois Metropolitan District, 5.000%,	4,000,000	4,406,200
10/1/2033, Call 10/1/2022
Chesterfield Valley Transportation Development District:
5.000%, 5/15/2020	125,000	125,994
5.000%, 5/15/2021	490,000	513,314
City of Kansas City:
5.000%, 9/1/2021, Call 3/30/2020	500,000	501,550
5.000%, 9/1/2023, Call 3/30/2020	300,000	300,903
5.000%, 10/1/2026, Call 10/1/2025	120,000	146,198

5.000%, 10/1/2028, Call 10/1/2025	115,000	139,903
5.000%, 9/1/2032, Call 3/30/2020	1,000,000	1,002,810
Health & Educational Facilities Authority of the State of Missouri:
4.000%, 2/15/2044, Call 2/15/2029	2,000,000	2,309,520
4.000%, 2/1/2048, Call 2/1/2029	2,750,000	2,994,613
4.000%, 2/15/2049, Call 2/15/2029	2,500,000	2,868,525
5.000%, 2/1/2024, Call 2/1/2021	1,050,000	1,083,096
5.000%, 2/1/2034, Call 2/1/2024	1,250,000	1,440,313
5.000%, 11/15/2034, Call 5/15/2026	3,000,000	3,643,530
5.000%, 2/1/2042, Call 2/1/2024	2,000,000	2,282,420
5.250%, 10/1/2031, Call 10/1/2021	1,000,000	1,069,300
Independence School District, SAW, 5.250%, 3/1/2030, Call 3/1/2021	2,000,000	2,087,780
Kansas City Industrial Development Authority, 5.000%, 3/1/2046, Call 3/1/2029	2,000,000	2,489,060
Lees Summit Industrial Development Authority:
5.000%, 8/15/2036, Call 8/15/2024	1,100,000	1,216,105
5.000%, 8/15/2046, Call 8/15/2024	2,000,000	2,190,800
Missouri Housing Development Commission, GNMA/FNMA/FHLMC:
3.500%, 11/1/2050, Call 5/1/2029	7,000,000	7,751,310
3.800%, 5/1/2025, Call 5/1/2021	485,000	497,707
4.000%, 5/1/2027, Call 5/1/2021	485,000	498,793
Missouri State Environmental Improvement & Energy Resources Authority, 5.750%,	65,000	65,239
1/1/2029, Call 3/30/2020
St. Louis County Industrial Development Authority, 5.000%, 9/1/2048, Call 9/1/2027	1,000,000	1,149,990
Stone County Reorganized School District No. 4 Reeds Spring, SAW:
5.000%, 3/1/2030, Call 3/1/2020	1,000,000	1,000,000
5.000%, 3/1/2031, Call 3/1/2020	750,000	750,000
5.000%, 3/1/2032, Call 3/1/2020	1,000,000	1,000,000
Nebraska — 0.4%		45,524,973

Central Plains Energy Project, 4.000%, 8/1/2025, Call 5/1/2025 (1)	2,500,000	2,881,550
Nebraska Public Power District, 5.000%, 1/1/2032, Call 1/1/2022	1,000,000	1,074,200
Omaha-Douglas Public Building Commission:
5.000%, 5/1/2026, Call 5/1/2022	825,000	897,246
5.000%, 5/1/2027, Call 5/1/2022	585,000	635,573
5.000%, 5/1/2028, Call 5/1/2022	550,000	597,300
5.000%, 5/1/2029, Call 5/1/2022	660,000	716,311
Saline County Hospital Authority No. 1, 1.160%, 6/1/2031, Call 2/28/2020 (1)	1,000,000	1,000,000
Nevada — 0.7%		7,802,180

City of North Las Vegas NV, AGM, 5.000%, 6/1/2023	1,000,000	1,128,360
City of Sparks NV, 2.500%, 6/15/2024 (4)	700,000	716,646
County of Clark Department of Aviation:
5.000%, 7/1/2029, Call 7/1/2024	1,200,000	1,401,540
5.000%, 7/1/2030, Call 7/1/2024	1,000,000	1,165,180
5.000%, 7/1/2040, Call 7/1/2027	4,000,000	4,979,200
Las Vegas Valley Water District, 5.000%, 6/1/2028, Call 6/1/2022	5,115,000	5,577,601
New Hampshire — 0.5%		14,968,527

New Hampshire Business Finance Authority, 2.150%, 7/1/2024, Call 4/2/2024 (1)	4,000,000	4,144,800
New Hampshire Health and Education Facilities Authority Act, 1.170%, 7/1/2033, Call	4,900,000	4,900,000
2/28/2020 (1)
New Hampshire Housing Finance Authority, 4.800%, 7/1/2028, Call 1/1/2022	550,000	553,427
New Jersey — 3.2%		9,598,227

New Jersey Economic Development Authority:
5.000%, 6/15/2020	1,500,000	1,516,125
5.000%, 11/1/2021	4,600,000	4,892,054
5.500%, 6/15/2030, Call 12/15/2026	2,500,000	3,110,325
New Jersey Higher Education Student Assistance Authority, 4.875%, 12/1/2024, Call	4,190,000	4,193,268
3/10/2020
New Jersey Housing & Mortgage Finance Agency, 4.250%, 10/1/2032, Call 10/1/2021	85,000	85,608
New Jersey Transportation Trust Fund Authority:
4.000%, 6/15/2036, Call 12/15/2028	1,000,000	1,157,350

4.000%, 6/15/2044, Call 12/15/2028	2,500,000	2,833,575
4.000%, 6/15/2050, Call 12/15/2028	3,500,000	3,935,890
5.000%, 6/15/2022	500,000	543,265
5.000%, 6/15/2030, Call 6/15/2026	1,000,000	1,200,010
5.000%, 6/15/2031, Call 6/15/2026	1,000,000	1,196,870
5.000%, 6/15/2032, Call 12/15/2024	5,000,000	5,777,000
5.000%, 6/15/2035, Call 12/15/2028	3,000,000	3,753,420
5.250%, 12/15/2023	240,000	276,305
New Jersey Transportation Trust Fund Authority, BAM TCRs:
5.000%, 6/15/2028, Call 6/15/2022	5,000,000	5,435,250
5.000%, 6/15/2033, Call 6/15/2022	3,000,000	3,245,940
5.250%, 6/15/2033, Call 6/15/2023	5,635,000	6,320,667
New Jersey Transportation Trust Fund Authority, BHAC AMBAC, 0.010%,	440,000	414,493
12/15/2024
New Jersey Turnpike Authority:
5.000%, 1/1/2031, Call 1/1/2025	500,000	594,590
5.000%, 1/1/2032, Call 7/1/2022	3,440,000	3,778,393
5.000%, 1/1/2035, Call 1/1/2022	1,685,000	1,815,385
Tobacco Settlement Financing Corp.:
5.000%, 6/1/2031, Call 6/1/2028	2,750,000	3,477,677
5.000%, 6/1/2032, Call 6/1/2028	2,000,000	2,512,620
5.000%, 6/1/2033, Call 6/1/2028	1,500,000	1,889,460
5.000%, 6/1/2046, Call 6/1/2028	2,500,000	3,046,125
New Mexico — 0.7%		67,001,665

City of Santa Fe:
2.625%, 5/15/2025, Call 11/15/2021	750,000	757,785
4.000%, 6/1/2025, Call 6/1/2022	655,000	700,333
5.000%, 5/15/2044, Call 5/15/2026	500,000	570,485
5.000%, 5/15/2049, Call 5/15/2026	800,000	905,424
New Mexico Hospital Equipment Loan Council:
2.375%, 7/1/2024, Call 1/1/2021	550,000	552,073
5.000%, 7/1/2039, Call 7/1/2026	1,225,000	1,437,256
5.000%, 7/1/2049, Call 7/1/2026	4,000,000	4,625,240
New Mexico Mortgage Finance Authority, GNMA COLL, 2.600%, 2/1/2043, Call	666,502	682,865
1/1/2023
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC:
3.500%, 1/1/2051, Call 7/1/2029	3,000,000	3,321,810
4.625%, 3/1/2028, Call 9/1/2021	425,000	435,289
5.350%, 3/1/2030, Call 9/1/2020	1,045,000	1,064,113
New York — 5.2%		15,052,673

Albany Capital Resource Corp.:
5.000%, 12/1/2023	150,000	173,001
5.000%, 12/1/2024	200,000	238,180
Buffalo & Erie County Industrial Land Development Corp.:
5.000%, 6/1/2035, Call 6/1/2024	1,000,000	1,148,470
5.000%, 8/1/2037, Call 8/1/2027	1,300,000	1,500,525
5.000%, 8/1/2047, Call 8/1/2027	1,000,000	1,134,840
City of New York:
1.170%, 6/1/2044, Call 2/28/2020 (1)	1,400,000	1,400,000
1.170%, 10/1/2046, Call 2/28/2020 (1)	600,000	600,000
1.210%, 8/1/2044, Call 2/28/2020 (1)	400,000	400,000
1.380%, 10/1/2046, Call 2/28/2020 (1)	3,000,000	3,000,000
5.000%, 8/1/2032, Call 2/1/2022	3,000,000	3,241,770
5.000%, 3/1/2037, Call 3/1/2028	1,120,000	1,425,379
5.250%, 3/1/2034, Call 3/1/2028	3,000,000	3,923,220
5.250%, 3/1/2035, Call 3/1/2028	2,500,000	3,257,450
City of New York, AGC, 1.180%, 10/1/2021, Call 3/2/2020 (1)(6)	400,000	400,000
Long Island Power Authority, 1.910%, (LIBOR 1 Month), 10/1/2023, Call 10/1/2022	5,000,000	5,030,700
(1)
Metropolitan Transportation Authority:
1.170%, 11/1/2032, Call 2/28/2020 (1)	1,100,000	1,100,000
1.200%, 11/1/2035, Call 2/28/2020 (1)	1,200,000	1,200,000

1.600%, (SIFMA Municipal Swap Index Yield), 11/15/2022 (1)	1,000,000	1,003,730
5.000%, 11/15/2034, Call 5/15/2028	1,815,000	2,303,707
5.000%, 11/15/2036, Call 11/15/2026	2,325,000	2,860,703
New York City Transitional Finance Authority Future Tax Secured Revenue:
5.000%, 11/1/2024, Call 11/1/2022	5,715,000	6,352,165
5.000%, 11/1/2026, Call 5/1/2025	1,000,000	1,210,610
5.000%, 11/1/2026, Call 5/1/2025	2,000,000	2,421,220
5.000%, 8/1/2034, Call 8/1/2026	4,000,000	4,971,200
5.000%, 8/1/2036, Call 8/1/2028	5,555,000	7,147,730
5.000%, 5/1/2038, Call 5/1/2027	4,000,000	5,027,840
5.250%, 8/1/2037, Call 8/1/2028	3,500,000	4,576,775
New York City Water & Sewer System:
1.170%, 6/15/2050, Call 2/28/2020 (1)	1,600,000	1,600,000
5.000%, 6/15/2028, Call 6/15/2024	500,000	591,335
5.000%, 6/15/2029, Call 6/15/2024	600,000	709,104
5.000%, 6/15/2048, Call 12/15/2027	1,000,000	1,264,780
New York Liberty Development Corp., 2.800%, 9/15/2069, Call 3/15/2029	1,000,000	1,068,730
New York State Dormitory Authority:
4.000%, 2/15/2047, Call 2/15/2030	4,000,000	4,794,800
5.000%, 3/15/2027, Call 3/15/2022	7,555,000	8,200,348
5.000%, 12/1/2035, Call 6/1/2027 (4)	500,000	605,630
5.000%, 12/1/2037, Call 6/1/2027 (4)	500,000	602,105
5.250%, 3/15/2037, Call 9/15/2028	1,695,000	2,229,756
New York State Dormitory Authority, NATL-RE, 3.161%, 7/1/2029, Call 3/2/2020	2,400,000	2,400,000
(1)(6)
New York State Urban Development Corp., 5.000%, 3/15/2028, Call 3/15/2023	1,000,000	1,123,680
New York Transportation Development Corp., AGM, 4.000%, 7/1/2032, Call 7/1/2024	2,500,000	2,785,125
(5)
Nuveen New York AMT-Free Municipal Credit Income Fund, 1.500%, 3/1/2029 (1)	4,700,000	4,700,000
Nuveen New York AMT-Free Quality Municipal Income Fund, 1.500%, 3/1/2029 (1)	3,500,000	3,500,000
Triborough Bridge & Tunnel Authority, 5.000%, 11/15/2037, Call 11/15/2028	1,500,000	1,952,265
TSASC, Inc.:
5.000%, 6/1/2036, Call 6/1/2027	1,000,000	1,201,590
5.000%, 6/1/2041, Call 6/1/2027	1,000,000	1,160,370
Westchester Tobacco Asset Securitization, 5.000%, 6/1/2021	500,000	523,235
North Carolina — 1.1%		108,062,068

County of Catawba:
4.000%, 10/1/2025, Call 10/1/2021	585,000	614,683
5.000%, 10/1/2023, Call 10/1/2021	1,000,000	1,066,550
5.000%, 10/1/2024, Call 10/1/2021	835,000	890,569
County of Union:
5.000%, 12/1/2026, Call 6/1/2023	1,390,000	1,574,634
5.000%, 12/1/2027, Call 6/1/2023	1,645,000	1,860,676
North Carolina Housing Finance Agency, 4.250%, 1/1/2028, Call 7/1/2021	65,000	66,061
North Carolina Medical Care Commission:
4.000%, 6/1/2020	470,000	473,370
5.000%, 6/1/2027, Call 6/1/2022	500,000	546,260
5.000%, 1/1/2038, Call 1/1/2026	1,000,000	1,198,950
5.000%, 1/1/2044, Call 1/1/2026	1,000,000	1,187,880
North Carolina Turnpike Authority:
0.010%, 1/1/2040, Call 1/1/2030	2,000,000	1,207,100
0.010%, 1/1/2041, Call 1/1/2030	2,000,000	1,162,560
0.010%, 1/1/2042, Call 1/1/2030	1,500,000	839,730
0.010%, 1/1/2043, Call 1/1/2030	1,500,000	809,610
0.010%, 1/1/2044, Call 1/1/2030	2,000,000	1,041,460
5.000%, 1/1/2043, Call 1/1/2030	1,400,000	1,788,528
5.000%, 1/1/2044, Call 1/1/2030	1,500,000	1,911,810
5.000%, 7/1/2047, Call 7/1/2026	750,000	879,008
Orange County Public Facilities Co., 5.000%, 10/1/2026, Call 10/1/2022	1,130,000	1,252,989
Raleigh Durham Airport Authority, 5.000%, 5/1/2036, Call 5/1/2020	1,690,000	1,701,475
North Dakota — 1.3%		22,073,903

Barnes County North Public School District Building Authority:

4.000%, 5/1/2021	635,000	658,279
4.500%, 5/1/2030, Call 5/1/2021	1,515,000	1,579,281
4.500%, 5/1/2033, Call 5/1/2021	1,850,000	1,928,495
City of Dickinson, 5.000%, 10/1/2025, Call 10/1/2021	2,240,000	2,360,019
City of Grand Forks, 5.000%, 12/1/2032, Call 12/1/2021	1,000,000	1,057,070
City of West Fargo, 3.000%, 5/1/2023, Call 3/30/2020	185,000	185,174
County of Ward:
5.000%, 6/1/2034, Call 6/1/2028	2,500,000	3,013,125
5.000%, 6/1/2043, Call 6/1/2028	2,500,000	2,935,725
North Dakota Public Finance Authority:
4.000%, 6/1/2023	2,440,000	2,674,655
4.000%, 6/1/2024, Call 6/1/2023	2,190,000	2,403,569
4.000%, 6/1/2025, Call 6/1/2023	1,145,000	1,253,409
Williston Parks & Recreation District:
4.500%, 3/1/2020	605,000	605,000
4.500%, 3/1/2025, Call 3/1/2021	2,525,000	2,550,199
4.625%, 3/1/2026, Call 3/1/2021	2,620,000	2,645,755
Ohio — 2.9%		25,849,755

Akron Bath Copley Joint Township Hospital District, 5.000%, 11/15/2021	1,000,000	1,065,840
Buckeye Tobacco Settlement Financing Authority, 4.000%, 6/1/2048, Call 6/1/2030	2,000,000	2,294,840
(2)
City of Cleveland Airport System Revenue, AGM:
5.000%, 1/1/2030, Call 1/1/2022	3,900,000	4,201,782
5.000%, 1/1/2031, Call 1/1/2022	1,000,000	1,077,380
City of Cleveland Airport System Revenue, MAC:
5.000%, 1/1/2022, Call 1/1/2021	2,320,000	2,399,414
5.000%, 1/1/2031, Call 1/1/2022	1,270,000	1,368,273
City of Cleveland Income Tax Revenue:
5.000%, 10/1/2024, Call 10/1/2022	460,000	510,066
5.000%, 10/1/2028, Call 10/1/2022	1,075,000	1,192,003
5.000%, 10/1/2029, Call 10/1/2022	1,130,000	1,252,989
5.000%, 10/1/2029, Call 10/1/2022	2,290,000	2,539,244
City of Middleburg Heights, 5.125%, 8/1/2031, Call 8/1/2021	1,000,000	1,056,640
Cleveland Department of Public Utilities Division of Water:
4.000%, 1/1/2028, Call 1/1/2024	500,000	558,675
4.000%, 1/1/2029, Call 1/1/2024	1,000,000	1,112,420
4.000%, 1/1/2030, Call 1/1/2024	1,000,000	1,108,020
Cleveland Heights & University Heights City School District:
0.010%, 12/1/2024	400,000	379,132
0.010%, 12/1/2025	600,000	560,790
Cleveland-Cuyahoga County Port Authority, 5.000%, 10/1/2022, Call 10/1/2020	1,000,000	1,024,330
County of Franklin:
5.000%, 5/15/2028, Call 5/15/2023	2,000,000	2,245,180
5.000%, 7/1/2029, Call 7/1/2026	2,000,000	2,372,240
5.000%, 5/15/2031, Call 5/15/2023	405,000	453,155
County of Hamilton Sales Tax Revenue, 5.000%, 12/1/2029, Call 12/1/2021	975,000	1,042,811
County of Hancock, 5.750%, 12/1/2026, Call 6/1/2021	1,120,000	1,188,208
County of Lucas, 5.000%, 11/15/2022, Call 11/15/2021	925,000	979,446
County of Miami, 5.000%, 8/1/2045, Call 8/1/2028	2,220,000	2,751,668
Delaware City School District, 5.250%, 12/1/2038, Call 6/1/2023	1,240,000	1,416,787
Elyria City School District, School District Credit Program, 4.000%, 12/1/2028, Call	1,130,000	1,220,072
12/1/2022
Franklin County Convention Facilities Authority, 5.000%, 12/1/2044, Call 12/1/2029	1,500,000	1,858,695
Johnstown-Monroe Local School District, 5.000%, 12/1/2030, Call 12/1/2021	715,000	767,295
Lake Local School District/Stark County, School District Credit Program:
4.000%, 12/1/2023, Call 12/1/2021	1,550,000	1,635,684
4.000%, 12/1/2025, Call 12/1/2021	1,660,000	1,751,532
New Albany Community Authority:
4.000%, 10/1/2020	590,000	600,856
5.000%, 10/1/2022	1,000,000	1,104,250
5.000%, 10/1/2023, Call 10/1/2022	1,105,000	1,219,301
North Olmsted City School District:
5.000%, 12/1/2027, Call 12/1/2023	220,000	254,547
5.000%, 12/1/2028, Call 12/1/2023	365,000	422,316

5.000%, 12/1/2029, Call 12/1/2023	500,000	578,515
Ohio Higher Educational Facility Commission:
4.000%, 12/1/2020	1,050,000	1,072,900
4.000%, 12/1/2021	795,000	835,704
4.000%, 12/1/2022	845,000	913,208
Ohio Turnpike & Infrastructure Commission, 5.250%, 2/15/2033, Call 2/15/2023	1,330,000	1,486,873
Ohio University, 5.000%, 12/1/2028, Call 6/1/2022	225,000	246,083
Ohio Water Development Authority, 5.000%, 6/1/2022	1,100,000	1,203,356
Port of Greater Cincinnati Development Authority, 3.000%, 5/1/2023, Call 5/1/2022	5,000,000	5,122,200
State of Ohio, 1.290%, 1/15/2045, Call 3/2/2020 (1)	2,000,000	2,000,000
University of Toledo, 5.000%, 6/1/2030, Call 6/1/2021	250,000	263,230
Oklahoma — 0.6%		60,707,950

Cushing Educational Facilities Authority, 5.000%, 9/1/2022	2,000,000	2,189,880
Delaware County Justice Authority:
3.750%, 9/1/2029, Call 3/30/2020	975,000	976,219
4.000%, 9/1/2020	700,000	710,857
4.000%, 9/1/2021	805,000	836,580
Norman Regional Hospital Authority, 4.000%, 9/1/2045, Call 9/1/2029	1,500,000	1,725,210
Oklahoma Housing Finance Agency, GNMA COLL:
2.500%, 3/1/2022	165,000	170,013
3.300%, 3/1/2031, Call 3/1/2022	365,000	368,405
Tulsa Airports Improvement Trust, BAM, 5.000%, 6/1/2028, Call 6/1/2023 (5)	1,405,000	1,567,193
Tulsa County Industrial Authority:
5.250%, 11/15/2037, Call 11/15/2025	1,500,000	1,745,595
5.250%, 11/15/2045, Call 11/15/2025	1,500,000	1,726,515
Oregon — 0.6%		12,016,467

City of Portland, 5.000%, 6/15/2027, Call 6/15/2022	1,000,000	1,089,610
City of Tigard Water Revenue, 5.000%, 8/1/2029, Call 8/1/2022	690,000	755,253
City of Woodburn Wastewater Revenue:
0.010%, 3/1/2020	1,380,000	1,380,000
0.010%, 3/1/2021	1,215,000	1,201,939
Clackamas & Washington Counties School District No. 3, NATL-RE School Bond	2,000,000	1,936,760
Gty, 0.010%, 6/15/2023
Klamath Falls Intercommunity Hospital Authority:
5.000%, 9/1/2021	250,000	264,375
5.000%, 9/1/2022	505,000	552,419
Oregon State Business Development Commission, 5.000%, 3/1/2022 (1)	1,000,000	1,076,970
Port of Morrow:
3.500%, 6/1/2020, Call 3/30/2020	210,000	210,391
3.750%, 6/1/2021, Call 3/30/2020	220,000	220,436
4.000%, 6/1/2022, Call 3/30/2020	235,000	235,491
Port of Portland Airport Revenue, 5.500%, 7/1/2031, Call 7/1/2021	3,000,000	3,181,320
State of Oregon Housing & Community Services Department, 4.450%, 7/1/2023, Call	130,000	130,078
3/23/2020 (5)
Pennsylvania — 3.6%		12,235,042

Allegheny County Hospital Development Authority:
4.000%, 7/15/2038, Call 7/15/2029	500,000	592,295
4.000%, 7/15/2039, Call 7/15/2029	500,000	590,420
Berks County Industrial Development Authority:
5.000%, 5/15/2032, Call 5/15/2027	1,050,000	1,257,260
5.000%, 5/15/2038, Call 5/15/2025	255,000	294,446
5.000%, 5/15/2042, Call 5/15/2024	1,655,000	1,873,294
5.000%, 5/15/2043, Call 5/15/2025	350,000	400,362
5.000%, 5/15/2047, Call 5/15/2027	1,630,000	1,894,337
Berks County Municipal Authority:
5.000%, 2/1/2025, Call 8/1/2024 (1)	2,000,000	2,382,100
5.000%, 2/1/2027, Call 8/1/2026 (1)	2,000,000	2,504,620
5.000%, 2/1/2030, Call 8/1/2029 (1)	2,000,000	2,652,500
Bucks County Industrial Development Authority, 5.000%, 10/1/2037, Call 10/1/2024	1,250,000	1,440,662
Central Bradford Progress Authority, 5.375%, 12/1/2041, Call 12/1/2021	500,000	538,905
City of Pittsburgh, 4.000%, 9/1/2021	750,000	785,355

Commonwealth Financing Authority:
5.000%, 6/1/2032, Call 6/1/2028	1,000,000	1,264,300
5.000%, 6/1/2033, Call 6/1/2028	1,250,000	1,576,962
5.000%, 6/1/2034, Call 6/1/2028	1,000,000	1,258,340
5.000%, 6/1/2035, Call 6/1/2028	1,000,000	1,254,350
Doylestown Hospital Authority, 4.000%, 7/1/2045, Call 7/1/2029	1,250,000	1,365,538
Geisinger Authority, 5.000%, 2/15/2039, Call 2/15/2027	2,500,000	3,052,900
Kiski Area School District, AGM SAW, 4.000%, 3/1/2021	1,450,000	1,493,819
Lancaster County Hospital Authority:
2.875%, 12/15/2023, Call 3/30/2020	500,000	500,355
5.000%, 6/15/2044, Call 6/15/2026	1,000,000	1,151,730
Lancaster Industrial Development Authority:
5.000%, 5/1/2021	360,000	377,564
5.000%, 5/1/2022	430,000	468,808
Montgomery County Higher Education & Health Authority:
4.000%, 9/1/2044, Call 9/1/2029	1,000,000	1,155,610
5.000%, 9/1/2033, Call 9/1/2029	1,500,000	1,958,745
Montgomery County Industrial Development Authority:
5.000%, 12/1/2038, Call 12/1/2025	1,000,000	1,164,620
5.000%, 12/1/2044, Call 12/1/2025	500,000	597,945
5.000%, 12/1/2049, Call 12/1/2025	750,000	893,933
Montgomery County Industrial Development Authority, FHA, 5.000%, 8/1/2024, Call	1,350,000	1,373,098
8/1/2020
Pennsylvania Economic Development Financing Authority, AGM:
0.010%, 1/1/2021	600,000	593,406
5.000%, 1/1/2022	305,000	326,289
Pennsylvania Turnpike Commission:
2.130%, (SIFMA Municipal Swap Index Yield), 12/1/2021, Call 6/1/2021 (1)	5,000,000	5,047,550
4.000%, 12/1/2023, Call 3/30/2020	95,000	95,210
4.000%, 12/1/2037, Call 12/1/2027	2,975,000	3,383,408
5.000%, 12/1/2030, Call 12/1/2020 (3)	215,000	221,736
5.000%, 12/1/2030, Call 12/1/2020 (3)	120,000	123,760
5.000%, 12/1/2030, Call 12/1/2020 (3)	250,000	257,928
5.000%, 12/1/2037, Call 12/1/2027	1,250,000	1,565,412
5.000%, 12/1/2037, Call 12/1/2029	1,000,000	1,308,580
5.000%, 12/1/2038, Call 12/1/2029	2,000,000	2,610,000
5.000%, 12/1/2039, Call 12/1/2029	1,000,000	1,300,800
5.000%, 6/1/2042, Call 6/1/2027	5,450,000	6,593,846
5.500%, 12/1/2042, Call 12/1/2026	3,000,000	3,745,170
6.000%, 12/1/2034, Call 12/1/2020 (3)	55,000	57,126
6.000%, 12/1/2034, Call 12/1/2020 (3)	70,000	72,706
6.000%, 12/1/2034, Call 12/1/2020 (3)	270,000	280,541
6.000%, 12/1/2036, Call 12/1/2020	975,000	1,013,064
Pittsburgh School District, BAM SAW, 5.000%, 9/1/2024, Call 9/1/2022	1,000,000	1,103,800
Pittsburgh Water & Sewer Authority, AGM, 1.828%, (LIBOR 1 Month), 12/1/2020,	2,055,000	2,055,411
Call 6/1/2020 (1)
Sayre Health Care Facilities Authority, 2.058%, (LIBOR 3 Month), 12/1/2024, Call	170,000	170,741
3/30/2020 (1)
School District of Philadelphia, SAW, 4.000%, 3/31/2020	2,000,000	2,004,880
Tender Option Bond Trust Receipts/Certificates, 1.500%, 11/1/2047, Call 11/1/2027	2,435,000	2,435,000
(1)(4)
Rhode Island — 0.4%		74,481,537

Rhode Island Housing & Mortgage Finance Corp., 3.625%, 10/1/2029, Call 10/1/2021	760,000	783,955
Rhode Island Student Loan Authority:
4.000%, 12/1/2022, Call 12/1/2021 (5)	2,885,000	3,018,893
4.250%, 12/1/2020, Call 3/30/2020	85,000	85,268
4.250%, 12/1/2025, Call 12/1/2021 (5)	2,205,000	2,311,722
Town of Cumberland, SAW:
4.000%, 3/15/2024	795,000	891,982
4.000%, 3/15/2026, Call 3/15/2024	460,000	515,296
South Carolina — 1.2%		7,607,116

City of Rock Hill Combined Utility System Revenue, AGM:
5.250%, 1/1/2026, Call 1/1/2022	730,000	787,867
5.250%, 1/1/2028, Call 1/1/2022	475,000	511,480
County of Dorchester Waterworks & Sewer System Revenue:
5.000%, 10/1/2022	480,000	530,040
5.000%, 10/1/2026, Call 10/1/2022	400,000	441,592
County of Florence:
5.000%, 11/1/2025, Call 11/1/2020	2,000,000	2,051,620
5.000%, 11/1/2030, Call 11/1/2020	500,000	512,365
5.000%, 11/1/2031, Call 11/1/2024	360,000	418,568
Patriots Energy Group Financing Agency, 1.970%, (LIBOR 1 Month), 2/1/2024, Call	8,000,000	8,114,880
11/1/2023 (1)
Piedmont Municipal Power Agency, AGC:
5.000%, 1/1/2030, Call 7/1/2021	450,000	472,946
5.750%, 1/1/2034, Call 7/1/2021	1,000,000	1,062,530
South Carolina Jobs-Economic Development Authority:
5.000%, 7/1/2022	1,735,000	1,903,555
5.000%, 4/1/2038, Call 4/1/2024	2,000,000	2,234,380
South Carolina Public Service Authority, 5.000%, 12/1/2032, Call 12/1/2026	3,265,000	4,036,520
Spartanburg Sanitation Sewer District, 5.000%, 3/1/2030, Call 3/1/2023 (3)	1,500,000	1,669,965
St. Peters Parish-Jasper County Public Facilities Corp., AGM, 5.000%, 4/1/2031, Call	900,000	937,998
4/1/2021
South Dakota — 0.5%		25,686,306

South Dakota Health & Educational Facilities Authority:
4.250%, 9/1/2023	740,000	805,031
4.500%, 9/1/2020	900,000	916,173
4.500%, 9/1/2021, Call 9/1/2020	1,080,000	1,098,868
4.500%, 9/1/2022, Call 9/1/2020	1,005,000	1,022,206
5.000%, 11/1/2022	715,000	790,318
5.000%, 8/1/2023	375,000	427,196
5.000%, 11/1/2023	625,000	714,600
5.000%, 8/1/2024	195,000	229,940
5.000%, 11/1/2024	650,000	767,384
5.000%, 11/1/2025, Call 11/1/2024	600,000	708,750
5.000%, 9/1/2027, Call 9/1/2024	720,000	829,915
South Dakota Housing Development Authority, 3.550%, 11/1/2033, Call 11/1/2022	2,250,000	2,345,737
Tennessee — 2.1%		10,656,118

Knox County Health Educational & Housing Facility Board, 5.000%, 1/1/2042, Call	5,815,000	6,937,760
1/1/2027
Metropolitan Government Nashville & Davidson County Health & Educational Facility
Board:
2.000%, 1/1/2021 (1)	3,000,000	3,023,700
5.000%, 11/1/2027, Call 11/1/2021	1,500,000	1,597,830
5.000%, 7/1/2031, Call 7/1/2026	1,000,000	1,218,240
Metropolitan Nashville Airport Authority:
4.000%, 7/1/2049, Call 7/1/2030	1,250,000	1,464,712
5.000%, 7/1/2044, Call 7/1/2030	3,500,000	4,504,220
Shelby County Health Educational & Housing Facilities Board, AGM, 1.150%,	7,100,000	7,100,000
6/1/2042, Call 2/28/2020 (1)
Tennessee Energy Acquisition Corp.:
5.000%, 2/1/2023	5,310,000	5,875,834
5.250%, 9/1/2021	3,810,000	4,049,039
5.250%, 9/1/2022	250,000	275,008
Tennessee Housing Development Agency:
3.500%, 7/1/2050, Call 7/1/2029 (2)	5,890,000	6,585,903
4.000%, 7/1/2025, Call 1/1/2021	890,000	909,518
4.125%, 1/1/2025, Call 1/1/2021	590,000	602,178
Texas — 6.5%		44,143,942

Bexar County Health Facilities Development Corp., 5.000%, 7/15/2033, Call	1,000,000	1,149,550
7/15/2023

Bexar County Hospital District:

5.000%, 2/15/2034, Call 2/15/2028	1,000,000	1,277,710
5.000%, 2/15/2038, Call 2/15/2028	1,250,000	1,582,900
Brazoria-Fort Bend County Municipal Utility District No. 1, MAC, 3.000%, 9/1/2020	700,000	706,643
Capital Area Cultural Education Facilities Finance Corp., 5.250%, 4/1/2021, Call	400,000	401,212
4/1/2020
Central Texas Regional Mobility Authority, 0.010%, 1/1/2025	1,000,000	931,630
Central Texas Turnpike System, 5.000%, 8/15/2039, Call 8/15/2030 (2)	3,500,000	4,634,140
City of Beaumont Waterworks & Sewer System Revenue, BAM:
5.000%, 9/1/2026, Call 9/1/2025	1,000,000	1,208,820
5.000%, 9/1/2027, Call 9/1/2025	600,000	724,896
5.000%, 9/1/2030, Call 9/1/2025	1,000,000	1,200,940
City of Galveston Wharves & Terminal Revenue, 4.625%, 2/1/2024, Call 2/1/2021	1,130,000	1,163,776
City of Houston Airport System Revenue:
5.000%, 7/1/2030, Call 7/1/2028	1,375,000	1,781,656
5.000%, 7/1/2038, Call 7/1/2028	5,000,000	6,341,050
City of Houston Hotel Occupancy Tax & Special Revenue, 5.000%, 9/1/2026, Call	250,000	293,653
9/1/2024
City of Laredo International Toll Bridge System Revenue, AGM:
5.000%, 10/1/2026, Call 10/1/2024	225,000	264,404
5.000%, 10/1/2027, Call 10/1/2024	240,000	281,890
City of San Antonio Electric & Gas Systems Revenue:
5.000%, 2/1/2035, Call 2/1/2030	4,400,000	5,874,088
5.000%, 2/1/2045, Call 2/1/2030	1,750,000	2,293,987
5.000%, 2/1/2049, Call 2/1/2030	1,500,000	1,954,905
City of San Marcos Electric Utility System Revenue, BAM:
4.500%, 11/1/2028, Call 11/1/2022	600,000	652,980
5.000%, 11/1/2033, Call 11/1/2022	1,215,000	1,339,866
Clifton Higher Education Finance Corp., PSF:
5.000%, 8/15/2026, Call 8/15/2025	675,000	819,308
5.000%, 8/15/2027, Call 8/15/2025	545,000	660,524
5.000%, 8/15/2028, Call 8/15/2025	835,000	1,010,066
5.000%, 8/15/2029, Call 8/15/2025	335,000	402,446
5.000%, 8/15/2030, Call 8/15/2025	1,250,000	1,499,387
Corpus Christi Business & Job Development Corp., 5.000%, 9/1/2022	1,000,000	1,096,500
County of Bexar, AGM, 5.000%, 8/15/2031, Call 8/15/2024	1,280,000	1,488,435
County of Wise, 8.000%, 8/15/2034, Call 8/15/2021	4,000,000	4,280,440
Crane County Water District:
5.000%, 2/15/2026, Call 2/15/2025	915,000	1,081,503
5.000%, 2/15/2030, Call 2/15/2025	1,000,000	1,174,840
Cypress-Fairbanks Independent School District, PSF, 5.000%, 2/15/2034, Call	675,000	700,792
2/15/2021
Dallas Area Rapid Transit:
5.000%, 12/1/2030, Call 12/1/2029	2,000,000	2,711,500
5.000%, 12/1/2031, Call 12/1/2029	2,500,000	3,380,600
Dallas/Fort Worth International Airport:
5.000%, 11/1/2024, Call 11/1/2022	1,000,000	1,112,330
5.000%, 11/1/2032, Call 11/1/2020	5,000,000	5,138,450
5.000%, 11/1/2033, Call 11/1/2023	2,000,000	2,278,200
5.250%, 11/1/2033, Call 11/1/2023	1,200,000	1,380,456
Georgetown Independent School District, PSF:
5.000%, 8/15/2025, Call 8/15/2020	645,000	657,229
5.000%, 8/15/2027	1,000,000	1,291,920
5.000%, 8/15/2028	1,000,000	1,324,900
Grand Parkway Transportation Corp.:
1.000%, 10/1/2030, Call 10/1/2028 (3)	1,000,000	1,136,240
4.000%, 10/1/2045, Call 4/1/2030	1,250,000	1,488,775
4.000%, 10/1/2049, Call 4/1/2030	750,000	888,998
Gulf Coast Authority, AGM:
5.000%, 10/1/2029, Call 10/1/2022	1,430,000	1,581,237
5.000%, 10/1/2030, Call 10/1/2022	1,505,000	1,663,747
Harris County Cultural Education Facilities Finance Corp.:
1.220%, 12/1/2024, Call 2/28/2020 (1)	300,000	300,000
1.900%, (SIFMA Municipal Swap Index Yield), 6/1/2020 (1)	2,000,000	2,002,280
1.980%, (SIFMA Municipal Swap Index Yield), 6/1/2021 (1)	2,400,000	2,414,904

Harris County Municipal Utility District No. 165, BAM, 5.000%, 3/1/2025	400,000	473,204
Lancaster Independent School District, BAM, 4.000%, 2/15/2029, Call 2/15/2025	3,000,000	3,383,370
Lower Colorado River Authority:
5.000%, 5/15/2026, Call 5/15/2025	695,000	838,948
5.000%, 5/15/2027, Call 5/15/2025	1,355,000	1,630,444
5.000%, 5/15/2036, Call 5/15/2029	1,500,000	1,955,280
Matagorda County Navigation District No. 1, 2.600%, 11/1/2029	1,000,000	1,082,760
Mesquite Independent School District, PSF, 0.010%, 8/15/2021	635,000	627,609
New Hope Cultural Education Facilities Finance Corp.:
4.000%, 11/15/2021	615,000	631,464
5.000%, 11/15/2031, Call 11/15/2024	850,000	966,518
5.000%, 8/15/2036, Call 8/15/2021 (4)	1,700,000	1,747,872
5.000%, 8/15/2037, Call 8/15/2021 (4)	1,260,000	1,294,751
5.500%, 8/15/2036, Call 8/15/2021	1,000,000	1,042,010
New Hope Cultural Education Facilities Finance Corp., AGM, 4.000%, 4/1/2024	440,000	485,509
North Texas Tollway Authority:
5.000%, 1/1/2027, Call 1/1/2025	2,090,000	2,498,177
5.000%, 1/1/2048, Call 1/1/2028	5,000,000	6,212,450
Northside Independent School District, PSF, 2.125%, 8/1/2020, Call 8/1/2020 (1)	1,975,000	1,984,737
Pleasanton Independent School District, PSF, 5.000%, 8/15/2029, Call 8/15/2024	1,000,000	1,175,320
Prosper Independent School District, PSF, 5.000%, 2/15/2044, Call 2/15/2029	2,880,000	3,689,453
San Antonio Municipal Facilities Corp., 5.000%, 8/15/2036, Call 8/15/2021	500,000	527,530
Sienna Plantation Levee Improvement District, BAM, 4.000%, 9/1/2020	400,000	406,004
Tarrant County Cultural Education Facilities Finance Corp.:
5.000%, 10/1/2028, Call 10/1/2023	2,030,000	2,306,872
5.000%, 5/15/2037, Call 5/15/2024	1,895,000	2,099,944
5.000%, 11/15/2037, Call 11/15/2027	2,175,000	2,619,526
5.000%, 5/15/2045, Call 5/15/2024	3,250,000	3,575,520
5.000%, 11/15/2046, Call 11/15/2026	2,000,000	2,330,100
5.000%, 11/15/2046, Call 11/15/2027	1,250,000	1,484,462
Texas Municipal Gas Acquisition & Supply Corp. III, 5.000%, 12/15/2021	2,000,000	2,138,500
Waco Independent School District, PSF:
4.000%, 8/15/2028, Call 8/15/2024	1,000,000	1,129,150
4.000%, 8/15/2029, Call 8/15/2024	2,380,000	2,683,878
U. S. Virgin Islands — 0.2%		134,048,065

Virgin Islands Public Finance Authority:
5.000%, 9/1/2030, Call 9/1/2025 (4)	2,320,000	2,628,908
5.000%, 9/1/2033, Call 9/1/2025 (4)	1,000,000	1,126,650
Utah — 0.5%		3,755,558

City of Draper, 5.000%, 5/1/2032, Call 5/1/2022	325,000	352,875
City of Riverton:
5.250%, 12/1/2034, Call 6/1/2023	1,455,000	1,662,439
5.250%, 12/1/2036, Call 6/1/2023	2,150,000	2,456,526
Jordan Valley Water Conservancy District, 5.000%, 10/1/2035, Call 4/1/2021	920,000	961,685
Utah Charter School Finance Authority, UT, 5.250%, 10/15/2028, Call 10/15/2023	480,000	548,199
Utah Infrastructure Agency, AGM:
5.400%, 10/15/2036, Call 10/15/2021	1,000,000	1,074,240
5.500%, 10/15/2030, Call 10/15/2021	1,300,000	1,398,592
Utah State Board of Regents, 5.000%, 8/1/2031, Call 8/1/2020	1,030,000	1,047,623
Vermont — 0.0%		9,502,179

Vermont Housing Finance Agency, GNMA/FNMA/FHLMC, 4.000%, 11/1/2043, Call	595,000	630,260
5/1/2023
Vermont Student Assistance Corp., 5.000%, 6/15/2020 (5)	125,000	126,391
Virginia — 0.7%		756,651

Charles City County Economic Development Authority, 2.125%, 4/1/2020 (1)	1,220,000	1,220,891
City of Chesapeake Chesapeake Expressway Toll Road Revenue, 5.000%, 7/15/2022	500,000	545,680
Henrico County Economic Development Authority, 5.000%, 10/1/2037, Call	1,000,000	1,164,550
10/1/2024
Henrico County Economic Development Authority, AGM, 2.888%, 8/23/2027, Call	50,000	50,000
2/28/2020 (1)(6)

Stafford County Economic Development Authority:
5.000%, 6/15/2028, Call 6/15/2026	1,000,000	1,225,450
5.000%, 6/15/2030, Call 6/15/2026	700,000	852,607
Virginia College Building Authority:
5.000%, 3/1/2023, Call 3/1/2020	745,000	745,000
5.000%, 3/1/2024, Call 3/1/2020	1,755,000	1,755,000
5.000%, 2/1/2031, Call 2/1/2027	2,200,000	2,778,996
Virginia Small Business Financing Authority:
4.250%, 11/1/2021, Call 5/1/2020	1,000,000	1,005,580
5.000%, 1/1/2044, Call 1/1/2022	2,500,000	2,662,750
Washington — 1.9%		14,006,504

Chelan County Public Utility District No. 1, NATL-RE, 0.010%, 6/1/2024	210,000	200,680
FYI Properties, 5.000%, 6/1/2031, Call 6/1/2028	5,000,000	6,408,700
King County Housing Authority, County Guarantee:
5.200%, 5/1/2028, Call 3/30/2020	480,000	486,538
5.500%, 12/1/2028, Call 3/30/2020	1,000,000	1,004,190
King County Public Hospital District No. 1, 5.000%, 12/1/2031, Call 12/1/2026	4,000,000	4,939,400
King County Public Hospital District No. 2, 5.250%, 12/1/2028, Call 12/1/2020	200,000	206,362
Mason & Kitsap Counties School District No. 403 North Mason, School Bond Gty,	2,025,000	2,313,745
5.000%, 12/1/2035, Call 12/1/2023
Port of Bellingham, 5.250%, 12/1/2022, Call 12/1/2020	1,060,000	1,093,793
Port of Seattle, 4.000%, 4/1/2044, Call 4/1/2029	1,000,000	1,144,930
Snohomish County Housing Authority, 5.000%, 4/1/2031, Call 4/1/2029	1,000,000	1,278,480
Spokane County School District No. 81 Spokane, School Bond Gty:
5.000%, 12/1/2030, Call 12/1/2021	650,000	698,132
5.000%, 12/1/2036, Call 6/1/2029	5,000,000	6,566,900
Washington Health Care Facilities Authority, 5.000%, 10/1/2030, Call 10/1/2022	750,000	822,135
Washington State Housing Finance Commission:
2.375%, 1/1/2026, Call 7/1/2021 (4)	1,000,000	1,005,920
5.000%, 1/1/2029, Call 1/1/2026 (4)	840,000	1,004,808
5.000%, 1/1/2036, Call 1/1/2025 (4)	2,125,000	2,413,256
5.000%, 1/1/2038, Call 1/1/2026 (4)	2,000,000	2,345,180
5.000%, 1/1/2044, Call 7/1/2026 (4)	1,000,000	1,152,520
5.000%, 1/1/2049, Call 7/1/2026 (4)	1,000,000	1,149,360
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC, 3.050%,	750,000	783,030
6/1/2022
WBRP 3.2:
5.000%, 1/1/2026, Call 7/1/2025	750,000	910,005
5.000%, 1/1/2031, Call 7/1/2025	940,000	1,128,743
West Virginia — 0.5%		39,056,807

West Virginia Hospital Finance Authority:
5.000%, 9/1/2031, Call 9/1/2029	2,020,000	2,604,346
5.000%, 9/1/2032, Call 9/1/2029	1,000,000	1,286,440
5.000%, 6/1/2042, Call 6/1/2027	3,665,000	4,423,179
5.000%, 1/1/2043, Call 1/1/2029	1,750,000	2,131,447
Wisconsin — 2.6%		10,445,412

City of Oak Creek, 3.000%, 6/1/2027, Call 6/1/2025	100,000	109,000
Public Finance Authority:
4.000%, 1/1/2046, Call 1/1/2027	2,000,000	2,170,840
4.750%, 12/1/2035, Call 12/1/2020	525,000	565,530
4.750%, 12/1/2035, Call 12/1/2020	1,475,000	1,518,218
5.000%, 11/15/2029	2,500,000	3,132,825
5.000%, 11/15/2030	1,620,000	2,041,313
5.000%, 7/1/2037, Call 7/1/2024	820,000	909,552
5.000%, 7/1/2047, Call 7/1/2024	1,000,000	1,097,430
5.125%, 7/15/2037, Call 7/15/2027 (4)	2,500,000	2,868,275
State of Wisconsin:
4.000%, 5/1/2027, Call 5/1/2022	800,000	855,984
5.000%, 3/1/2023, Call 9/1/2021	2,000,000	2,121,160
5.000%, 5/1/2027, Call 5/1/2022	25,000	27,228
5.000%, 5/1/2027, Call 5/1/2022	1,580,000	1,724,380

Wisconsin Center District:
0.010%, 12/15/2033, Call 6/15/2026	2,200,000	1,502,930
0.010%, 12/15/2034, Call 6/15/2026	6,665,000	4,341,914
Wisconsin Center District, AGM:
5.250%, 12/15/2023	520,000	570,944
5.250%, 12/15/2027	1,930,000	2,364,868
Wisconsin Health & Educational Facilities Authority:
4.750%, 10/15/2029, Call 10/15/2021	605,000	635,492
5.000%, 8/15/2020	1,060,000	1,079,854
5.000%, 3/1/2021	240,000	245,357
5.000%, 8/15/2021	1,160,000	1,229,739
5.000%, 10/1/2022	750,000	827,378
5.000%, 12/15/2022	500,000	553,885
5.000%, 12/15/2023	500,000	572,820
5.000%, 12/15/2024	500,000	591,835
5.000%, 3/1/2025, Call 3/1/2024	315,000	341,233
5.000%, 6/1/2026, Call 6/1/2020	135,000	136,373
5.000%, 8/15/2027, Call 8/15/2022	500,000	550,460
5.000%, 12/15/2028, Call 12/15/2024	100,000	117,372
5.000%, 8/15/2029, Call 8/15/2022	1,700,000	1,871,564
5.000%, 4/1/2032, Call 10/1/2022	4,560,000	4,953,619
5.000%, 6/1/2032, Call 6/1/2022	1,000,000	1,075,590
5.000%, 8/15/2032, Call 8/15/2022	5,000,000	5,504,600
5.125%, 4/15/2031, Call 4/15/2023	250,000	283,298
5.250%, 6/1/2034, Call 6/1/2020	300,000	303,234
Wisconsin Health & Educational Facilities Authority, AGM, 5.000%, 7/15/2027, Call	3,655,000	3,864,760
7/15/2021
Wyoming — 0.0%		52,660,854
		1,043,550
County of Laramie, 5.000%, 5/1/2027, Call 5/1/2021	1,000,000
Total Municipals		2,073,166,004
(identified cost $1,926,733,998)

Short-Term Investments — 0.0%

Repurchase Agreements — 0.0%

Agreement with Fixed Income Clearing Corp., 1.590%, dated 2/28/2020 to be repurchased at $175,675 on 3/2/2020, collateralized by a U.S. Government Treasury Obligation with a maturity of 11/15/2020, with a fair value of $183,013

Total Short-Term Investments

(identified cost $175,652)

Total Investments — 100.6%

(identified cost $1,926,909,650)

Other Assets and Liabilities — (0.6)%

Total Net Assets — 100.0%

175,652175,652

175,652

2,073,341,656

(11,597,661)

$2,061,743,995

(1)Denotes a variable rate security. The rate shown is the current interest rate as of February 29, 2020. Rate fluctuations are based underlying positions and/or other variables. For securities whose yields vary with a designated market index or market rate, the reference rate and spread are indicated in the description.

(2) Purchased on a when-issued or delayed delivery basis.

(3)Issue represents a convertible capital appreciation bond. These securities are tax-exempt bonds that originate as capital appreciation bonds with zero coupon features at time of issuance and convert to an interest paying bond at a pre-specified rate determined at time of issuance.

(4)Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds. At February 29, 2020 these securities amounted to:

		% of Total
Fund	Amount	Net Assets
Intermediate Tax-Free Fund	59,576,914	2.89%

(5) Securities that are subject to alternative minimum tax of the Intermediate Tax-Free Fund portfolio represents 2.34%, as calculated based upon total portfolio market value.

(6)Issue represents an Auction Rate Security. An Auction Rate Security is a corporate or municipal bond debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

Short Tax-Free Fund

	Shares or
Description	Principal	Value
	Amount
Municipals — 99.0%
Alabama — 4.3%
Black Belt Energy Gas District:
2.009%, (LIBOR 1 Month), 12/1/2023, Call 9/1/2023 (1)	$1,000,000	$1,011,990
4.000%, 6/1/2021, Call 3/1/2021 (1)	1,000,000	1,037,070
4.000%, 6/1/2023	1,000,000	1,092,470
County of Jefferson, 5.000%, 9/15/2021	1,000,000	1,064,040
Lower Alabama Gas District, 4.000%, 12/1/2025, Call 9/1/2025 (1)	600,000	688,452
Southeast Alabama Gas Supply District, 2.009%, (LIBOR 1 Month), 4/1/2024, Call	1,000,000	1,010,140
1/1/2024 (1)
Tuscaloosa City Board of Education:
5.000%, 8/1/2020	200,000	203,440
5.000%, 8/1/2021	175,000	185,292
Alaska — 0.7%		6,292,894

Alaska Industrial Development & Export Authority, 3.500%, 12/1/2020, Call	1,000,000	1,001,390
3/30/2020
Arizona — 1.4%
City of El Mirage, 5.000%, 7/1/2022, Call 7/1/2020	465,000	471,189
Coconino County Pollution Control Corp., 1.600%, 5/21/2020 (1)	750,000	750,930
Industrial Development Authority of the City of Phoenix, 3.000%, 7/1/2020 (2)	25,000	25,094
La Paz County Industrial Development Authority, 5.000%, 2/15/2021 (2)	250,000	257,595
Maricopa County Industrial Development Authority:
2.550%, 7/1/2021	225,000	226,339
2.875%, 7/1/2021 (2)	135,000	135,671
Pinal County School District No. 1 Florence, BAM, 4.000%, 7/1/2020	250,000	252,545
Arkansas — 0.2%		2,119,363

City of Hot Springs Wastewater Revenue, 5.000%, 12/1/2020	245,000	252,303
California — 5.1%
Abag Finance Authority for Nonprofit Corps., 5.000%, 7/1/2020	500,000	507,120
Bay Area Toll Authority, 2.250%, (SIFMA Municipal Swap Index Yield), 4/1/2024,	500,000	517,200
Call 10/1/2023 (1)
California Housing Finance Agency, AGM, 3.956%, 2/1/2037, Call 3/5/2020 (1)(3)	5,000	5,000
California Municipal Finance Authority, 5.000%, 2/1/2022	1,000,000	1,079,120
California Public Finance Authority:
5.000%, 10/15/2021	350,000	368,400
5.000%, 10/15/2022	300,000	325,473
California State Public Works Board, 5.000%, 4/1/2020	320,000	321,059
California Statewide Communities Development Authority, 5.000%, 12/1/2025 (2)	200,000	234,774
California Statewide Communities Development Authority, CMI, 3.500%, 11/1/2021,	250,000	251,153
Call 3/20/2020
California Statewide Communities Development Authority, NATL-RE, 4.140%,	75,000	75,000
4/1/2028 (1)(3)
Carson Redevelopment Agency Successor Agency, AGM, 5.000%, 10/1/2020	675,000	691,544
City of Redding Electric System Revenue, NATL-RE, 2.502%, 7/1/2022 (1)(3)	50,000	50,000
Fresno Joint Powers Financing Authority, AGM, 5.000%, 4/1/2022	875,000	950,600
Golden State Tobacco Securitization Corp., 5.000%, 6/1/2022	1,000,000	1,089,630
Palomar Health, 5.000%, 11/1/2022	375,000	411,071
Sacramento Redevelopment Agency Successor Agency, BAM, 5.000%, 12/1/2022	385,000	430,033
Twin Rivers Unified School District, AGM, 3.200%, 6/1/2020, Call 4/1/2020 (1)	220,000	220,407
		7,527,584

Colorado — 3.9%

Colorado Educational & Cultural Facilities Authority, 5.000%, 10/1/2021	1,000,000	1,054,680
Colorado Health Facilities Authority:
3.125%, 5/15/2027, Call 5/15/2020	1,000,000	1,002,000
5.000%, 6/1/2021	250,000	263,070
5.000%, 6/1/2022	250,000	273,425
5.000%, 8/1/2025, Call 2/1/2025 (1)	1,000,000	1,182,810
E-470 Public Highway Authority, 2.130%, (LIBOR 1 Month), 9/1/2021, Call 3/1/2021	575,000	579,773
(1)
Regional Transportation District, 5.000%, 6/1/2025, Call 6/1/2020	500,000	505,150
University of Colorado Hospital Authority, 5.000%, 3/1/2022, Call 9/1/2021 (1)	750,000	795,090
Wheatlands Metropolitan District, BAM, 4.000%, 12/1/2020	125,000	127,490
Connecticut — 1.9%		5,783,488

City of New Haven, AGM, 5.000%, 8/1/2024	1,000,000	1,165,940
State of Connecticut:
5.000%, 3/15/2021	500,000	521,565
5.000%, 4/15/2023	1,000,000	1,126,690
District of Columbia — 0.8%		2,814,195

Metropolitan Washington Airports Authority, 5.000%, 10/1/2024	1,000,000	1,177,930
Florida — 7.1%
Brevard County Health Facilities Authority:
5.000%, 4/1/2020	500,000	501,560
5.000%, 4/1/2021	400,000	417,060
City of Atlantic Beach, 3.250%, 11/15/2024, Call 11/15/2020	1,155,000	1,169,068
City of Orlando, AGM, 4.000%, 11/1/2021	460,000	483,455
City of Port St. Lucie, 5.000%, 7/1/2020	295,000	298,994
City of Tampa, 5.000%, 11/15/2020, Call 5/15/2020	25,000	25,213
Columbia County School Board, BAM, 5.000%, 7/1/2021	400,000	421,592
County of Broward Half-Cent Sales Tax Revenue, 5.000%, 10/1/2020	100,000	102,445
County of Okeechobee, 1.550%, 7/1/2021 (1)	1,000,000	1,007,890
Emerald Coast Utilities Authority, BAM, 5.000%, 1/1/2021	300,000	310,500
Florida Development Finance Corp., 1.900%, 3/17/2020 (1)	3,000,000	3,001,020
Florida Housing Finance Corp., GNMA/FNMA/FHLMC, 4.600%, 1/1/2029, Call	35,000	35,036
3/16/2020
Halifax Hospital Medical Center:
5.000%, 6/1/2020	325,000	328,039
5.000%, 6/1/2021	300,000	313,653
JPMorgan Chase Putters/Drivers Trust, 1.400%, 2/1/2022, Call 8/18/2020 (1)(2)	500,000	500,000
Miami-Dade County Educational Facilities Authority, AMBAC, 5.250%, 4/1/2020	40,000	40,133
Pinellas County Health Facilities Authority, NATL-RE, 2.375%, 11/15/2023, Call	100,000	100,000
2/28/2020 (1)(3)
Putnam County Development Authority, 1.240%, 9/1/2024, Call 2/28/2020 (1)	400,000	400,000
Sarasota County Health Facilities Authority, 5.000%, 1/1/2022	500,000	530,025
Sumter County Industrial Development Authority:
5.000%, 7/1/2020	235,000	238,142
5.000%, 7/1/2020	300,000	304,011
Georgia — 7.4%		10,527,836

Appling County Development Authority, 1.250%, 9/1/2041, Call 2/28/2020 (1)	400,000	400,000
Atlanta Development Authority, 4.000%, 9/1/2020	500,000	507,855
Bartow County Development Authority:
1.550%, 8/19/2022 (1)	500,000	502,420
2.050%, 11/19/2021 (1)	500,000	506,295
Burke County Development Authority:
1.250%, 7/1/2049, Call 2/28/2020 (1)	600,000	600,000
2.925%, 3/12/2024 (1)	1,250,000	1,322,712
City of Atlanta:
5.000%, 1/1/2021	250,000	258,728
5.000%, 1/1/2022	700,000	749,518
County of DeKalb Water & Sewerage Revenue, 5.000%, 10/1/2020	150,000	153,641
Gainesville & Hall County Hospital Authority, 5.000%, 2/15/2021	700,000	725,725

Georgia State Road & Tollway Authority, 5.000%, 6/1/2021	1,250,000	1,315,025
Main Street Natural Gas, Inc.:
1.859%, (LIBOR 1 Month), 9/1/2023, Call 6/1/2023 (1)	1,000,000	1,012,520
1.940%, (LIBOR 1 Month), 12/1/2023, Call 9/1/2023 (1)	500,000	507,675
5.000%, 5/15/2024	1,250,000	1,438,837
Municipal Electric Authority of Georgia, 5.000%, 1/1/2023	875,000	970,261
Guam — 0.4%		10,971,212

Territory of Guam, 5.000%, 12/1/2022	500,000	548,715
Illinois — 16.1%
Chicago Housing Authority, HUD SEC 8, 5.000%, 1/1/2023	1,000,000	1,107,100
Chicago O'Hare International Airport:
5.000%, 1/1/2022	100,000	107,491
5.000%, 1/1/2022	200,000	214,982
Chicago Park District:
5.000%, 1/1/2022	250,000	266,108
5.000%, 1/1/2022	500,000	532,215
Chicago Transit Authority, 5.000%, 6/1/2021	750,000	785,085
City of Chicago, 5.000%, 1/1/2024	340,000	382,221
City of Chicago Wastewater Transmission Revenue:
5.000%, 1/1/2021	840,000	866,981
5.000%, 1/1/2022	500,000	534,710
City of Chicago Waterworks Revenue, 5.000%, 11/1/2021	1,445,000	1,537,234
City of Waukegan, 5.000%, 12/30/2020	250,000	258,255
Cook County School District No 99 Cicero, 5.000%, 12/1/2023	575,000	652,682
County of Cook, 5.000%, 11/15/2021	720,000	764,280
County of Cook Sales Tax Revenue, 5.000%, 11/15/2024, Call 11/15/2022	810,000	899,076
Illinois Finance Authority:
2.509%, (LIBOR 1 Month), 5/1/2021, Call 11/1/2020 (1)	1,000,000	1,001,500
5.000%, 1/1/2021	200,000	205,818
5.000%, 11/15/2021	400,000	426,828
5.000%, 1/1/2022	150,000	159,596
5.000%, 7/15/2022	750,000	821,670
5.000%, 11/15/2022	555,000	612,109
5.000%, 12/1/2022	290,000	313,275
5.000%, 5/15/2023	250,000	276,483
5.000%, 5/15/2024	450,000	511,263
Illinois Housing Development Authority, 1.900%, 10/1/2021 (1)	500,000	506,560
Illinois Housing Development Authority, AGM, 4.400%, 9/1/2020, Call 3/30/2020	20,000	20,049
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, 5.000%,	1,000,000	1,108,870
1/1/2023
Lake County Forest Preserve District, 1.749%, (LIBOR 3 Month), 12/15/2020 (1)	70,000	70,088
Metropolitan Pier & Exposition Authority, NATL-RE, 0.010%, 6/15/2020	30,000	29,900
Railsplitter Tobacco Settlement Authority, 5.000%, 6/1/2023	1,165,000	1,309,367
Sales Tax Securitization Corp., 5.000%, 1/1/2023	1,000,000	1,111,420
State of Illinois:
5.000%, 4/1/2020	100,000	100,311
5.000%, 6/1/2020	500,000	504,885
5.000%, 8/1/2020	900,000	914,796
5.000%, 2/1/2021	240,000	248,616
5.000%, 11/1/2022	2,000,000	2,202,320
University of Illinois, 5.000%, 3/15/2022	1,000,000	1,080,340
Village of Bolingbrook, AGM:
4.000%, 3/1/2022	630,000	666,351
4.000%, 3/1/2023	510,000	553,916
Indiana — 2.4%		23,664,751

City of Boonville, 2.600%, 1/1/2023, Call 9/1/2020	500,000	501,075
City of Whiting, 5.000%, 6/5/2026 (1)	1,000,000	1,224,100
Indiana Finance Authority:
5.000%, 5/1/2020	100,000	100,662
5.000%, 8/15/2020	130,000	132,062
5.250%, 10/1/2022, Call 10/1/2021	150,000	160,323

Indiana Housing & Community Development Authority, GNMA/FNMA/FHLMC,	1,000,000	1,000,000
1.400%, 7/1/2047, Call 2/28/2020 (1)
Indianapolis Local Public Improvement Bond Bank, 5.000%, 6/1/2020	100,000	101,010
Jasper Hospital Authority, 5.000%, 11/1/2020	250,000	256,737
Iowa — 0.3%		3,475,969

City of Waverly, 2.500%, 12/31/2022, Call 7/1/2022	500,000	506,450
Kansas — 0.5%
Bourbon County Unified School District No. 234-Fort Scott, 5.000%, 9/1/2020	420,000	428,518
City of Holton, 2.500%, 7/1/2021, Call 1/1/2021	375,000	376,466
Kentucky — 1.5%		804,984

Kentucky Asset Liability Commission, 5.000%, 9/1/2023	500,000	569,600
Kentucky Public Energy Authority, 4.000%, 7/1/2023	750,000	821,873
Kentucky Rural Water Finance Corp., 2.250%, 3/1/2020	375,000	375,000
Louisville/Jefferson County Metropolitan Government, 1.850%, 4/1/2021 (1)	500,000	504,435
Louisiana — 0.4%		2,270,908

Evangeline Parish Road & Drain Sales Tax District No. 1, AGM, 5.000%, 12/1/2020	400,000	412,228
Louisiana Housing Corp., FHA, 2.500%, 12/1/2031, Call 6/1/2020	5,000	5,180
State of Louisiana, 5.000%, 11/15/2020, Call 5/15/2020	110,000	110,926
Maine — 0.1%		528,334

City of Portland General Airport Revenue, 4.000%, 7/1/2020	110,000	111,112
Maryland — 0.4%
City of Baltimore, NATL-RE, 2.375%, 7/1/2020 (1)(3)	50,000	50,000
City of Rockville, 5.000%, 11/1/2022	500,000	544,245
Maryland Community Development Administration, GNMA/FNMA/FHLMC,	5,000	5,129
4.500%, 3/1/2027, Call 3/1/2021
Massachusetts — 2.2%		599,374

Commonwealth of Massachusetts, 1.700%, 8/1/2022 (1)	1,000,000	1,020,740
Massachusetts Development Finance Agency:
4.000%, 4/15/2020	115,000	115,285
5.000%, 7/1/2021	280,000	294,087
5.000%, 7/1/2022	315,000	342,474
5.000%, 7/1/2024	260,000	300,441
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue,	1,000,000	1,116,300
5.000%, 1/1/2023, Call 1/1/2023 (1)
Michigan — 2.2%		3,189,327

Great Lakes Water Authority Water Supply System Revenue, 5.000%, 7/1/2023	800,000	905,000
Grosse Ile Township School District, Q-SBLF, 5.000%, 5/1/2020	595,000	598,921
Lake St. Claire Clean Water Initiative, County Guarantee, 5.000%, 10/1/2020	150,000	153,649
Michigan Finance Authority, 3.500%, 11/15/2022 (1)	1,000,000	1,062,290
Muskegon Public Schools, Q-SBLF, 4.250%, 5/1/2021, Call 3/30/2020	200,000	200,496
Taylor Tax Increment Finance Authority, AGM, 4.000%, 5/1/2021, Call 3/30/2020	270,000	270,640
Minnesota — 0.7%		3,190,996

JPMorgan Chase Putters/Drivers Trust, 1.400%, 6/1/2021 (1)(2)	1,000,000	1,000,000
Mississippi — 1.5%
Mississippi Business Finance Corp, 2.200%, 6/3/2024 (1)	1,250,000	1,299,587
State of Mississippi, 5.000%, 10/15/2024	750,000	885,293
Missouri — 0.8%		2,184,880

Health & Educational Facilities Authority of the State of Missouri:
2.875%, 2/1/2022, Call 4/1/2020	600,000	600,810
5.000%, 2/1/2022	250,000	266,820
5.000%, 2/1/2024, Call 2/1/2021	250,000	257,880
		1,125,510

Nebraska — 0.8%

Central Plains Energy Project, 5.000%, 1/1/2024, Call 10/1/2023 (1)	1,000,000	1,138,930

Nevada — 1.5%

City of Carson City, 5.000%, 9/1/2022	500,000	545,140
City of North Las Vegas NV, AGM, 5.000%, 6/1/2023	1,000,000	1,128,360
City of Sparks NV, 2.500%, 6/15/2024 (2)	500,000	511,890
New Hampshire — 0.7%		2,185,390

New Hampshire Business Finance Authority, 2.000%, 8/31/2020 (1)(2)	1,000,000	1,003,620
New Jersey — 2.5%
New Jersey Economic Development Authority, 5.000%, 11/1/2021	400,000	425,396
New Jersey Health Care Facilities Financing Authority:
5.000%, 7/1/2022	790,000	865,224
5.000%, 10/1/2026	650,000	797,030
New Jersey Higher Education Student Assistance Authority, 4.875%, 12/1/2024, Call	250,000	250,195
3/10/2020
New Jersey Transportation Trust Fund Authority, 5.000%, 12/15/2023	250,000	285,510
New Jersey Transportation Trust Fund Authority, NATL-RE, 5.500%, 12/15/2020	10,000	10,354
Tobacco Settlement Financing Corp., 5.000%, 6/1/2022	1,000,000	1,086,180
New Mexico — 0.7%		3,719,889

New Mexico Hospital Equipment Loan Council, 2.375%, 7/1/2024, Call 1/1/2021	1,000,000	1,003,770
New York — 7.2%
City of New York:
1.170%, 10/1/2046, Call 2/28/2020 (1)	900,000	900,000
1.210%, 8/1/2044, Call 2/28/2020 (1)	700,000	700,000
1.380%, 10/1/2046, Call 2/28/2020 (1)	1,000,000	1,000,000
Long Island Power Authority, 1.908%, (LIBOR 1 Month), 10/1/2023, Call 10/1/2022	1,000,000	1,006,150
(1)
Metropolitan Transportation Authority, 5.000%, 11/15/2024 (1)	1,000,000	1,177,020
New York City Water & Sewer System, 1.170%, 6/15/2050, Call 2/28/2020 (1)	300,000	300,000
New York State Dormitory Authority, 5.000%, 12/1/2022 (2)	600,000	662,736
New York State Dormitory Authority, NATL-RE, 3.161%, 7/1/2029, Call 3/2/2020	475,000	475,000
(1)(3)
New York State Energy Research & Development Authority, 2.000%, 5/1/2020 (1)	475,000	475,774
New York State Housing Finance Agency, SONYMA, 1.875%, 11/1/2021, Call	750,000	750,990
5/1/2020 (1)
Triborough Bridge & Tunnel Authority, 1.809%, (LIBOR 1 Month), 2/1/2021 (1)	980,000	983,205
TSASC, Inc., 5.000%, 6/1/2021	1,000,000	1,048,880
Westchester Tobacco Asset Securitization, 5.000%, 6/1/2020	1,155,000	1,165,707
North Carolina — 0.7%		10,645,462

North Carolina Eastern Municipal Power Agency, FGIC, 3.144%, 1/1/2025 (1)(3)	600,000	577,866
North Carolina Medical Care Commission, 5.000%, 10/1/2022	350,000	384,038
North Dakota — 0.2%		961,904

City of Williston, 5.000%, 5/1/2020	240,000	241,509
North Dakota Housing Finance Agency, 3.750%, 7/1/2042, Call 7/1/2022	55,000	56,995
Ohio — 2.9%		298,504

Akron Bath Copley Joint Township Hospital District, 5.000%, 11/15/2021	805,000	858,001
American Municipal Power, Inc., 2.300%, 2/15/2022, Call 8/15/2021 (1)	1,000,000	1,018,110
County of Hamilton:
4.000%, 1/1/2021	445,000	455,004
5.000%, 1/1/2022	465,000	495,620
Ohio Housing Finance Agency, GNMA/FNMA/FHLMC, 4.000%, 5/1/2022, Call	65,000	65,220
5/1/2021
Port of Greater Cincinnati Development Authority, 3.000%, 5/1/2023, Call 5/1/2022	1,000,000	1,024,440
University of Toledo, 5.000%, 6/1/2020	375,000	378,720
Oklahoma — 0.4%		4,295,115

Oklahoma Development Finance Authority, 1.625%, 7/6/2023, Call 6/30/2022	600,000	604,434

Pennsylvania — 3.4%

Allegheny County Hospital Development Authority, 1.901%, (LIBOR 3 Month),	30,000	30,004
2/1/2021, Call 5/1/2020 (1)
Berks County Industrial Development Authority, 5.000%, 11/1/2022	250,000	276,195
Commonwealth Financing Authority, 5.000%, 6/1/2022	1,000,000	1,087,400
Lancaster County Hospital Authority, 2.875%, 12/15/2023, Call 3/30/2020	500,000	500,355
Lancaster County Solid Waste Management Authority, 5.000%, 12/15/2020	200,000	206,240
Lancaster Industrial Development Authority, 5.000%, 5/1/2020	285,000	286,935
Montgomery County Industrial Development Authority:
4.000%, 12/1/2022	250,000	266,182
4.000%, 12/1/2023	100,000	110,136
4.000%, 12/1/2024	100,000	112,518
5.000%, 12/1/2023	320,000	358,986
Northampton County General Purpose Authority:
2.200%, (LIBOR 1 Month), 8/15/2024, Call 2/15/2023 (1)	1,000,000	1,006,350
2.550%, (SIFMA Municipal Swap Index Yield), 8/15/2020, Call 3/30/2020 (1)	150,000	150,102
Pennsylvania Economic Development Financing Authority, 5.000%, 3/1/2020	200,000	200,000
Pennsylvania Turnpike Commission:
2.030%, (SIFMA Municipal Swap Index Yield), 12/1/2020, Call 6/1/2020 (1)	325,000	325,640
2.130%, (SIFMA Municipal Swap Index Yield), 12/1/2021, Call 6/1/2021 (1)	80,000	80,761
South Carolina — 0.7%		4,997,804

Patriots Energy Group Financing Agency, 1.970%, (LIBOR 1 Month), 2/1/2024, Call	1,000,000	1,014,360
11/1/2023 (1)
Tennessee — 2.2%
Metropolitan Government Nashville & Davidson County Health & Educational Facility	1,000,000	1,007,900
Board, 2.000%, 1/1/2021 (1)
Shelby County Health Educational & Housing Facilities Board, AGM, 1.150%,	200,000	200,000
6/1/2042, Call 2/28/2020 (1)
Tennessee Energy Acquisition Corp.:
4.000%, 5/1/2023, Call 2/1/2023 (1)	1,000,000	1,089,990
5.000%, 2/1/2023	790,000	874,182
5.250%, 9/1/2020	10,000	10,212
5.250%, 9/1/2021	55,000	58,451
Texas — 6.6%		3,240,735

City of Dallas Housing Finance Corp., 1.500%, 4/1/2022 (1)	900,000	907,029
Clifton Higher Education Finance Corp., PSF, 5.000%, 8/15/2020	160,000	163,005
Crane County Water District, 3.000%, 2/15/2021	605,000	616,410
Fort Bend Independent School District, PSF, 1.950%, 8/1/2022 (1)	1,000,000	1,020,670
Harris County Cultural Education Facilities Finance Corp., 1.980%, (SIFMA	350,000	352,173
Municipal Swap Index Yield), 6/1/2021 (1)
Houston Independent School District, PSF, 2.250%, 6/1/2022 (1)	1,250,000	1,288,850
Irving Hospital Authority, 5.000%, 10/15/2022	215,000	235,634
Mission Economic Development Corp., 2.500%, 8/1/2020, Call 3/30/2020	1,000,000	1,001,340
New Hope Cultural Education Facilities Finance Corp.:
3.375%, 8/15/2021 (2)	275,000	278,679
4.000%, 11/15/2021	615,000	631,464
New Hope Cultural Education Facilities Finance Corp., AGM, 4.000%, 4/1/2020	250,000	250,498
North Texas Higher Education Authority, Inc., 2.809%, (LIBOR 3 Month), 7/1/2030	80,000	79,932
(1)
North Texas Tollway Authority, 5.000%, 1/1/2022	250,000	268,870
Northside Independent School District, PSF, 2.125%, 8/1/2020, Call 8/1/2020 (1)	655,000	658,229
Tarrant County Cultural Education Facilities Finance Corp.:
5.000%, 5/15/2021	500,000	518,110
5.000%, 11/15/2022	1,000,000	1,094,210
Texas State University System, 5.000%, 3/15/2022	350,000	379,526
Utah — 0.1%		9,744,629

Salt Lake City Corp., AMBAC, 1.000%, 5/15/2020, Call 2/28/2020 (1)(3)	200,000	200,000

Virginia — 1.2%

Henrico County Economic Development Authority, 5.000%, 10/1/2023	575,000	651,475
Henrico County Economic Development Authority, AGM, 2.888%, 8/23/2027, Call	1,050,000	1,050,000
2/28/2020 (1)(3)
Washington — 1.6%		1,701,475

State of Washington, 5.000%, 2/1/2022	1,000,000	1,080,690
Washington State Housing Finance Commission, 2.375%, 1/1/2026, Call 7/1/2021 (2)	1,000,000	1,005,920
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC, 5.000%,	320,000	327,805
10/1/2020
West Virginia — 1.5%		2,414,415

West Virginia Economic Development Authority, 2.550%, 4/1/2024 (1)	1,000,000	1,059,570
West Virginia Hospital Finance Authority:
5.000%, 1/1/2022	520,000	555,817
5.000%, 1/1/2023	555,000	613,131
Wisconsin — 1.8%		2,228,518

Public Finance Authority:
5.000%, 11/15/2021	610,000	643,800
5.000%, 11/15/2022	500,000	543,215
State of Wisconsin:
5.000%, 9/1/2020	175,000	178,628
5.000%, 3/1/2021	300,000	312,486
Wisconsin Health & Educational Facilities Authority:
5.000%, 3/1/2020	200,000	200,000
5.000%, 8/15/2020	260,000	264,870
5.000%, 8/15/2022	200,000	219,880
5.000%, 8/15/2023	205,000	233,027
		2,595,906
Total Municipals		145,664,365
(identified cost $142,795,346)

Short-Term Investments — 0.1%

Repurchase Agreements — 0.1%

Agreement with Fixed Income Clearing Corp., 1.590%, dated 2/28/2020 to be repurchased at $200,732 on 3/2/2020, collateralized by a U.S. Government Treasury Obligation with a maturity of 11/15/2020, with a fair value of $208,432

Total Short-Term Investments

(identified cost $200,705)

Total Investments — 99.1%

(identified cost $142,996,051)

Other Assets and Liabilities — 0.9%

Total Net Assets — 100.0%

200,705200,705

200,705

145,865,070

1,340,828

$147,205,898

(1)Denotes a variable rate security. The rate shown is the current interest rate as of February 29, 2020. Rate fluctuations are based underlying positions and/or other variables. For securities whose yields vary with a designated market index or market rate, the reference rate and spread are indicated in the description.

(2)Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds. At February 29, 2020 these securities amounted to

		% of Total
Fund	Amount	Net Assets
Short Tax-Free Fund	5,615,981	3.82%

(3)Issue represents an Auction Rate Security. An Auction Rate Security is a corporate or municipal bond debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

Ultra Short Tax-Free Fund

	Shares or
Description	Principal	Value
	Amount
Municipals — 102.6%
Alabama — 4.9%
Alabama Housing Finance Authority, 1.500%, 11/1/2022 (1)	$3,000,000	$3,023,070
Albertville Municipal Utilities Board - Water System, AGM, 2.000%, 8/15/2020	355,000	356,431
Black Belt Energy Gas District:
2.009%, (LIBOR 1 Month), 12/1/2023, Call 9/1/2023 (1)	4,500,000	4,553,955
4.000%, 6/1/2021	1,000,000	1,036,880
4.000%, 6/1/2022	1,000,000	1,065,510
Health Care Authority for Baptist Health, 1.440%, 11/1/2042, Call 3/2/2020 (1)	11,125,000	11,125,000
Southeast Alabama Gas Supply District, 2.009%, (LIBOR 1 Month), 4/1/2024, Call	5,000,000	5,050,700
1/1/2024 (1)
Arkansas — 1.3%		26,211,546

Arkansas Development Finance Authority, 1.450%, 9/1/2044, Call 3/2/2020 (1)	7,000,000	7,000,000
California — 1.2%
Bay Area Toll Authority, 2.250%, (SIFMA Municipal Swap Index Yield), 4/1/2024,	1,750,000	1,810,200
Call 10/1/2023 (1)
State of California, 1.440%, (SIFMA Municipal Swap Index Yield), 12/1/2020, Call	750,000	750,083
3/20/2020 (1)
Tender Option Bond Trust Receipts/Certificates, 1.350%, 8/1/2042, Call 2/1/2026	3,730,000	3,730,000
(1)(2)
Colorado — 0.8%		6,290,283

City & County of Denver Airport System Revenue, AGC, 1.250%, 11/15/2025, Call	475,000	475,000
2/28/2020 (1)(3)
Colorado Health Facilities Authority, 5.000%, 6/1/2022	1,000,000	1,093,700
Colorado School of Mines, 1.609%, (LIBOR 1 Month), 2/1/2023, Call 8/1/2022 (1)	1,165,000	1,160,154
E-470 Public Highway Authority, 1.511%, (LIBOR 1 Month), 9/1/2021, Call 9/1/2020	1,370,000	1,371,452
(1)
Connecticut — 1.7%		4,100,306

City of New Haven:
5.000%, 2/1/2022	350,000	374,223
5.000%, 8/1/2022	1,025,000	1,114,493
City of New Haven, AGM:
5.000%, 2/1/2023	580,000	644,624
5.000%, 8/1/2023	1,080,000	1,220,961
Connecticut Housing Finance Authority, 1.450%, 11/15/2020, Call 5/15/2020 (1)	1,500,000	1,501,005
Connecticut State Health & Educational Facilities Authority, 5.000%, 7/1/2020	400,000	405,324
Town of Windham, 3.000%, 10/1/2020	4,000,000	4,047,120
District of Columbia — 0.5%		9,307,750

District of Columbia Housing Finance Agency, AGM, 5.000%, 7/1/2021, Call	360,000	361,130
3/30/2020
Washington Convention & Sports Authority, 5.000%, 10/1/2020	2,500,000	2,560,525
Florida — 7.7%		2,921,655

Broward County Housing Finance Authority, 1.400%, 5/1/2021 (1)	2,500,000	2,510,925
Citizens Property Insurance Corp., 5.000%, 6/1/2020	3,870,000	3,909,280
City of Atlantic Beach, 3.000%, 11/15/2023, Call 5/15/2020	2,000,000	2,006,040
County of Escambia, 1.270%, 4/1/2039, Call 2/28/2020 (1)	2,500,000	2,500,000
County of Jackson, 1.240%, 7/1/2022, Call 2/28/2020 (1)	900,000	900,000

Florida Development Finance Corp., 1.900%, 3/17/2020 (1)	10,000,000	10,003,400
Florida Housing Finance Corp., 1.250%, 2/1/2022 (1)	1,500,000	1,505,985
JPMorgan Chase Putters/Drivers Trust, 1.400%, 2/1/2022, Call 8/18/2020 (1)(2)	6,000,000	6,000,000
Lee Memorial Health System, 1.290%, 4/1/2049, Call 3/2/2020 (1)	7,500,000	7,500,000
Miami-Dade County Industrial Development Authority, 1.600%, 11/2/2020 (1)	1,400,000	1,403,962
Wells Fargo Stage Trust, 1.450%, (SIFMA Municipal Swap Index Yield), 10/1/2040	3,005,000	3,005,000
(1)(2)
Georgia — 5.2%		41,244,592

Appling County Development Authority, 1.250%, 9/1/2041, Call 2/28/2020 (1)	1,100,000	1,100,000
Bartow County Development Authority, 2.050%, 11/19/2021 (1)	1,400,000	1,417,626
Burke County Development Authority:
1.550%, 8/19/2022 (1)	3,000,000	3,015,240
2.250%, 5/25/2023 (1)	4,000,000	4,109,360
Floyd County Development Authority, 1.250%, 9/1/2026, Call 2/28/2020 (1)	1,175,000	1,175,000
Main Street Natural Gas, Inc.:
1.720%, (SIFMA Municipal Swap Index Yield), 12/1/2023, Call 9/1/2023 (1)	5,000,000	5,026,350
1.940%, (LIBOR 1 Month), 12/1/2023, Call 9/1/2023 (1)	5,000,000	5,076,750
5.000%, 5/15/2021	700,000	732,704
Monroe County Development Authority, 1.250%, 11/1/2048, Call 2/28/2020 (1)	4,500,000	4,500,000
Municipal Electric Authority of Georgia:
5.000%, 1/1/2022	380,000	406,524
5.000%, 1/1/2023	805,000	890,499
Hawaii — 0.5%		27,450,053

City & County of Honolulu, 1.450%, (SIFMA Municipal Swap Index Yield), 9/1/2020,	2,800,000	2,800,028
Call 3/5/2020 (1)
Illinois — 8.7%
Chicago Housing Authority, HUD SEC 8, 5.000%, 1/1/2021	1,400,000	1,445,080
City of Chicago:
5.000%, 1/1/2021	200,000	206,086
5.000%, 1/1/2022	300,000	319,473
5.000%, 1/1/2023	400,000	438,260
City of Chicago Waterworks Revenue, 5.000%, 11/1/2021	1,000,000	1,062,300
Cook & Will Counties Community College District No 515, 1.450%, 12/1/2039, Call	7,000,000	7,004,410
5/19/2020 (1)
Cook County School District No 99 Cicero:
5.000%, 12/1/2020	555,000	571,417
5.000%, 12/1/2021	575,000	614,669
County of Peoria, 1.350%, 6/15/2020 (1)(2)	1,130,000	1,130,000
Illinois Development Finance Authority, 1.600%, 11/2/2020, Call 8/4/2020 (1)	5,000,000	5,014,150
Illinois Finance Authority, 1.900%, (SIFMA Municipal Swap Index Yield), 7/1/2023,	2,000,000	2,006,000
Call 7/1/2022 (1)
Illinois Housing Development Authority, 1.900%, 10/1/2021 (1)	1,790,000	1,813,485
Illinois State University, 5.000%, 4/1/2020	200,000	200,486
Lake County Forest Preserve District, 1.749%, (LIBOR 3 Month), 12/15/2020 (1)	130,000	130,164
Rockford Park District, 3.000%, 12/15/2020	1,165,000	1,179,726
Sales Tax Securitization Corp., 5.000%, 1/1/2025	500,000	591,850
State of Illinois:
5.000%, 6/1/2020	1,000,000	1,009,770
5.000%, 6/15/2020	1,000,000	1,009,940
5.000%, 7/1/2020	2,110,000	2,137,662
5.000%, 8/1/2020	4,000,000	4,065,760
5.000%, 10/1/2021	1,500,000	1,592,955
5.000%, 2/1/2022	6,040,000	6,478,262
Tender Option Bond Trust Receipts/Certificates, 1.350%, 6/15/2031, Call 6/15/2026	4,355,000	4,355,000
(1)(2)
Village of Bolingbrook, 4.000%, 3/2/2020	345,000	345,000
Will County Community High School District No 210 Lincoln-Way, AGM, 4.000%,	975,000	1,025,856
1/1/2022
Will County Community Unit School District No. 201-U Crete-Monee, NATL-RE,	435,000	426,378
0.010%, 11/1/2021
		46,174,139

Indiana — 4.5%

Center Grove Multi-Facility School Building Corp., 2.500%, 12/15/2020, Call	3,000,000	3,009,510
6/15/2020
City of Rockport:
1.350%, 9/1/2022 (1)	1,000,000	1,006,240
1.350%, 9/1/2022 (1)	1,000,000	1,006,240
City of Whiting, 5.000%, 11/1/2022 (1)	1,345,000	1,483,710
Clark Pleasant Middle School Corp., 2.500%, 7/16/2020, Call 3/20/2020	4,710,000	4,735,246
Indiana Housing & Community Development Authority, GNMA/FNMA/FHLMC,	5,450,000	5,450,000
1.400%, 7/1/2047, Call 2/28/2020 (1)
Indiana Housing & Community Development Authority, GNMA/FNMA/FHLMC	1,000,000	1,000,000
COLL, 1.400%, 7/1/2047, Call 2/28/2020 (1)
Indianapolis Local Public Improvement Bond Bank, 1.450%, 6/1/2021, Call 6/1/2020	3,750,000	3,752,887
Lafayette School Corp., 4.000%, 1/15/2021	425,000	434,851
Tender Option Bond Trust Receipts/Certificates, 1.400%, 8/1/2020 (1)(2)	2,125,000	2,125,000
Iowa — 1.8%		24,003,684

City of Waverly, 2.500%, 12/31/2022, Call 7/1/2022	3,500,000	3,545,150
Iowa Finance Authority:
1.725%, (SIFMA Municipal Swap Index Yield), 1/4/2024, Call 3/20/2020 (1)(2)	3,455,000	3,455,035
2.875%, 5/15/2049, Call 11/15/2020	1,000,000	1,014,450
Iowa Finance Authority, GNMA/FNMA/FHLMC, 1.450%, (SIFMA Municipal Swap	1,500,000	1,498,485
Index Yield), 5/3/2021, Call 11/2/2020 (1)
Kansas — 1.5%		9,513,120

City of Andover, 1.625%, 10/1/2022, Call 10/1/2020	2,190,000	2,197,621
City of Holton, 2.500%, 7/1/2021, Call 1/1/2021	1,245,000	1,249,868
City of Lenexa, 1.625%, 9/1/2021, Call 9/1/2020	1,000,000	1,001,740
City of Washington, 2.000%, 12/1/2022, Call 12/1/2020	3,000,000	3,021,300
State of Kansas Department of Transportation, 1.459%, (LIBOR 1 Month), 9/1/2021	400,000	401,268
(1)
Kentucky — 5.6%		7,871,797

City of Ashland:
5.000%, 2/1/2021	385,000	397,894
5.000%, 2/1/2022	475,000	507,799
County of Carroll, 1.200%, 6/1/2021 (1)	5,000,000	5,009,850
Kentucky Higher Education Student Loan Corp., 5.000%, 6/1/2021	1,000,000	1,045,260
Kentucky Housing Corp., 2.000%, 4/1/2021 (1)	1,400,000	1,412,712
Kentucky Public Energy Authority, 4.000%, 7/1/2020	2,115,000	2,136,382
Kentucky Rural Water Finance Corp.:
1.250%, 2/1/2022, Call 2/1/2021	6,770,000	6,776,093
1.450%, 6/1/2021, Call 12/1/2020	5,500,000	5,512,980
1.550%, 3/2/2020	1,500,000	1,500,000
Laurel County Judicial Center Public Properties Corp., 4.000%, 3/2/2020	530,000	530,000
Louisville/Jefferson County Metropolitan Government, 1.850%, 4/1/2021 (1)	2,000,000	2,017,740
Tender Option Bond Trust Receipts/Certificates, 1.350%, 4/1/2032, Call 4/1/2027	3,100,000	3,100,000
(1)(2)
Louisiana — 1.0%		29,946,710

Louisiana Housing Corp., FHA, 2.500%, 12/1/2031, Call 6/1/2020	355,000	367,773
Louisiana Public Facilities Authority, 1.800%, (SIFMA Municipal Swap Index Yield),	5,000,000	5,017,300
9/1/2023, Call 3/1/2023 (1)
Maryland — 0.8%		5,385,073

Maryland Economic Development Corp., 1.700%, 9/1/2022	4,000,000	4,065,880
Massachusetts — 0.4%
Massachusetts Development Finance Agency, 5.000%, 7/1/2021	300,000	314,970
Town of Northbridge, 2.000%, 6/26/2020	1,700,000	1,704,267
Michigan — 3.0%		2,019,237

Michigan Finance Authority:
1.620%, (LIBOR 1 Month), 12/1/2020, Call 6/1/2020 (1)	200,000	200,248
3.500%, 11/15/2022 (1)	3,175,000	3,372,771
Michigan Finance Authority, SAW, 4.000%, 8/20/2020	2,000,000	2,029,000
Michigan State Hospital Finance Authority, 1.500%, 5/1/2020 (1)	695,000	695,653
Taylor Tax Increment Finance Authority, AGM:
4.000%, 5/1/2020, Call 3/30/2020	785,000	786,829
4.000%, 5/1/2021, Call 3/30/2020	600,000	601,422
Tender Option Bond Trust Receipts/Certificates, AGM Q-SBLF, 1.400%, 11/1/2023	7,575,000	7,575,000
(1)(2)
Wayne-Westland Community Schools, Q-SBLF, 4.000%, 11/1/2020	500,000	510,090
Minnesota — 1.1%		15,771,013

JPMorgan Chase Putters/Drivers Trust, 1.400%, 6/1/2021 (1)(2)	5,000,000	5,000,000
Minnesota Rural Water Finance Authority, Inc., 2.000%, 8/1/2020, Call 3/5/2020	1,080,000	1,080,065
Mississippi — 0.7%		6,080,065

Mississippi Business Finance Corp., 1.350%, 5/1/2037, Call 5/1/2020 (1)	3,800,000	3,802,166
Missouri — 1.7%
City of St. Louis, 2.500%, 6/1/2020	5,000,000	5,018,400
Health & Educational Facilities Authority of the State of Missouri, 2.875%, 2/1/2022,	765,000	766,033
Call 4/1/2020
Missouri Public Utilities Commission, 1.500%, 3/1/2021, Call 9/1/2020	3,275,000	3,282,401
Nebraska — 0.4%		9,066,834

Central Plains Energy Project:
4.000%, 8/1/2021	1,000,000	1,043,230
4.000%, 8/1/2022	1,000,000	1,073,040
Nevada — 1.0%		2,116,270

City of North Las Vegas NV, AGM, 5.000%, 6/1/2020	1,650,000	1,666,335
State of Nevada Department of Business & Industry, 1.470%, 6/1/2020 (1)(2)	3,800,000	3,802,736
New Hampshire — 2.6%		5,469,071

New Hampshire Business Finance Authority, 2.000%, 8/31/2020 (1)(2)	14,000,000	14,050,680
New Jersey — 1.2%
Lyndhurst Township School District, 1.875%, 9/10/2020	1,100,000	1,104,884
New Jersey Transportation Trust Fund Authority, 4.000%, 6/15/2020	200,000	201,678
New Jersey Turnpike Authority:
1.498%, (LIBOR 1 Month), 1/1/2021 (1)	1,750,000	1,753,167
1.638%, (LIBOR 1 Month), 1/1/2022 (1)	750,000	751,988
Tobacco Settlement Financing Corp., 5.000%, 6/1/2020	2,400,000	2,423,160
New Mexico — 0.4%		6,234,877

City of Santa Fe, 2.250%, 5/15/2024, Call 11/15/2021	500,000	503,325
New Mexico Hospital Equipment Loan Council, 2.250%, 7/1/2023, Call 1/1/2021	1,525,000	1,530,704
New York — 12.5%		2,034,029

City of New York, 1.380%, 10/1/2046, Call 2/28/2020 (1)	8,000,000	8,000,000
City of New York, AGC, 1.180%, 10/1/2021, Call 3/2/2020 (1)(3)	100,000	100,000
County of Nassau, 5.000%, 6/1/2020	3,000,000	3,030,480
County of Suffolk, 2.000%, 9/25/2020	4,000,000	4,022,440
Hempstead Union Free School District, SAW, 2.500%, 6/25/2020	6,000,000	6,028,260
Livonia Central School District, SAW, 2.500%, 6/19/2020	5,485,000	5,508,970
Long Island Power Authority, 1.908%, (LIBOR 1 Month), 10/1/2023, Call 10/1/2022	4,000,000	4,024,600
(1)
Metropolitan Transportation Authority:
1.600%, (SIFMA Municipal Swap Index Yield), 11/15/2022 (1)	3,000,000	3,011,190
1.659%, (LIBOR 1 Month), 11/1/2022 (1)	2,970,000	2,957,942
4.000%, 2/1/2022	6,000,000	6,341,040

New York State Housing Finance Agency, SONYMA, 1.800%, 5/1/2020, Call	765,000	765,497
3/20/2020 (1)
Nuveen New York AMT-Free Municipal Credit Income Fund, 1.500%, 3/1/2029 (1)	4,700,000	4,700,000
Nuveen New York AMT-Free Quality Municipal Income Fund:
1.450%, 5/1/2047, Call 2/28/2020 (1)(2)	3,800,000	3,800,000
1.500%, 3/1/2029 (1)	3,500,000	3,500,000
Orange & Ulster Counties Board Coop Educational Services Sole Supervisory District,	4,000,000	4,019,160
2.250%, 7/22/2020
Triborough Bridge & Tunnel Authority, 1.809%, (LIBOR 1 Month), 2/1/2021 (1)	4,845,000	4,860,843
Whitney Point Central School District, SAW, 2.500%, 6/26/2020	2,000,000	2,009,960
North Carolina — 0.4%		66,680,382

North Carolina Medical Care Commission, 1.470%, 6/1/2029, Call 6/1/2020 (1)(2)	1,000,000	1,000,000
Tender Option Bond Trust Receipts/Certificates, NATL-IBC, 1.320%, 1/1/2022 (1)(2)	1,200,000	1,200,000
North Dakota — 0.3%		2,200,000

City of Williston:
5.000%, 7/15/2020	1,025,000	1,038,612
5.000%, 7/15/2021	750,000	786,728
Ohio — 8.5%		1,825,340

American Municipal Power, Inc.:
2.250%, 8/13/2020	500,000	502,375
2.250%, 12/3/2020	765,000	770,936
2.500%, 6/25/2020	1,525,000	1,531,222
City of Bowling Green, 2.500%, 5/29/2020	1,000,000	1,003,360
City of Gahanna, 3.000%, 8/6/2020	1,100,000	1,108,789
City of Lakewood, 3.000%, 3/26/2020	1,600,000	1,602,128
City of Moraine, 2.500%, 6/25/2020	2,725,000	2,736,717
City of North Olmsted:
2.000%, 3/10/2021 (4)	1,020,000	1,029,211
3.000%, 4/9/2020	1,110,000	1,112,176
City of Parma, 2.500%, 7/23/2020	3,000,000	3,016,350
City of Seven Hills, 3.000%, 4/9/2020	875,000	876,733
City of Sharonville, 3.000%, 6/25/2020	2,920,000	2,937,199
City of Springfield, 2.500%, 4/15/2020	735,000	736,191
County of Belmont:
2.000%, 8/27/2020	2,510,000	2,521,897
2.500%, 4/16/2020	1,900,000	1,903,192
County of Lake, 3.000%, 4/2/2020	1,265,000	1,267,024
County of Lorain, 1.300%, 2/6/2021, Call 4/1/2020	805,000	805,040
County of Trumbull:
2.000%, 7/23/2020	2,275,000	2,283,417
2.500%, 7/23/2020	2,250,000	2,262,690
County of Union, 2.000%, 9/9/2020	1,500,000	1,507,440
Ohio Housing Finance Agency, 1.750%, 6/1/2021, Call 6/1/2021 (1)	2,775,000	2,799,670
Port of Greater Cincinnati Development Authority, 3.000%, 5/1/2023, Call 5/1/2022	6,000,000	6,146,640
Township of Liberty OH/Ross County, 3.000%, 3/26/2020	1,150,000	1,151,472
Village of Oakwood, 2.250%, 9/17/2020	1,000,000	1,007,010
Village of Orange, 2.000%, 8/27/2020	2,575,000	2,586,819
Oklahoma — 1.4%		45,205,698

Canadian County Educational Facilities Authority, 5.000%, 12/1/2020	1,900,000	1,950,008
Oklahoma Development Finance Authority, 1.625%, 7/6/2023, Call 6/30/2022	4,400,000	4,432,516
Oklahoma Housing Finance Agency, 1.600%, 1/1/2022 (1)	1,000,000	1,006,160
Pennsylvania — 5.8%		7,388,684

Berks County Municipal Authority:
5.000%, 2/1/2022	500,000	537,580
5.000%, 2/1/2023	1,300,000	1,445,639
Bethlehem Area School District, SAW, 1.609%, (LIBOR 1 Month), 11/1/2021, Call	2,990,000	2,991,046
11/2/2020 (1)

Commonwealth Financing Authority, 5.000%, 6/1/2020	1,000,000	1,010,020
Manheim Township School District, 1.595%, (LIBOR 1 Month), 11/1/2021, Call	2,000,000	2,004,700
5/1/2021 (1)
Montgomery County Higher Education & Health Authority, 1.870%, (SIFMA	2,500,000	2,500,025
Municipal Swap Index Yield), 9/1/2023, Call 3/20/2020 (1)
Montgomery County Industrial Development Authority, 4.000%, 12/1/2021	100,000	104,927
Northampton County General Purpose Authority, 2.200%, (LIBOR 1 Month),	1,000,000	1,006,350
8/15/2024, Call 2/15/2023 (1)
Pennsylvania Economic Development Financing Authority:
1.200%, 4/15/2020 (1)	2,000,000	2,000,420
1.200%, 4/15/2020 (1)	1,750,000	1,750,368
2.150%, 11/1/2021 (1)	2,000,000	2,030,480
Pennsylvania Turnpike Commission, 2.030%, (SIFMA Municipal Swap Index Yield),	1,800,000	1,803,546
12/1/2020, Call 6/1/2020 (1)
School District of Philadelphia, SAW, 4.000%, 3/31/2020	5,000,000	5,012,200
Tender Option Bond Trust Receipts/Certificates, 1.500%, 11/1/2047, Call 11/1/2027	6,500,000	6,500,000
(1)(2)
South Carolina — 2.3%		30,697,301

Patriots Energy Group Financing Agency, 1.970%, (LIBOR 1 Month), 2/1/2024, Call	6,000,000	6,086,160
11/1/2023 (1)
Tender Option Bond Trust Receipts/Certificates, 1.400%, 7/1/2021 (1)(2)	6,000,000	6,000,000
Tennessee — 1.2%		12,086,160

Metropolitan Government Nashville & Davidson County Health & Educational Facility	1,400,000	1,402,884
Board, 1.875%, 7/1/2020 (1)
Tennessee Energy Acquisition Corp., 5.250%, 9/1/2020	4,720,000	4,820,111
Texas — 3.7%		6,222,995

Bexar County Health Facilities Development Corp., 5.000%, 7/15/2020	175,000	177,345
City of Dallas Housing Finance Corp., 1.500%, 4/1/2022 (1)	3,400,000	3,426,554
Houston Independent School District, PSF, 2.250%, 6/1/2022 (1)	3,250,000	3,351,010
Irving Hospital Authority, 2.250%, (SIFMA Municipal Swap Index Yield),	1,000,000	1,012,610
10/15/2023, Call 4/15/2023 (1)
Midlothian Independent School District, PSF:
2.500%, 8/1/2020 (1)	1,725,000	1,736,144
2.500%, 8/1/2020, (pre-refunded 8/1/2020) (1)	275,000	276,823
Mission Economic Development Corp., 2.500%, 8/1/2020, Call 3/30/2020	6,500,000	6,508,710
Northside Independent School District, PSF, 2.125%, 8/1/2020, Call 8/1/2020 (1)	1,800,000	1,808,874
Panhandle Regional Housing Finance Agency, 2.000%, 5/1/2020 (1)	1,500,000	1,502,160
Virginia — 1.7%		19,800,230

Hampton Redevelopment & Housing Authority, 1.460%, 12/1/2021, Call 12/1/2021 (1)	4,000,000	4,022,120
Henrico County Economic development Authority, 5.000%, 10/1/2020	900,000	920,043
Westmoreland County Industrial Development Authority, 2.000%, 6/1/2022	4,300,000	4,375,723
Washington — 1.1%		9,317,886

City of Bellingham Water & Sewer Revenue, 1.350%, 2/1/2021 (1)(2)	3,625,000	3,625,000
Vancouver Housing Authority, 1.530%, 12/1/2022, Call 12/1/2021	1,795,000	1,804,567
Washington Health Care Facilities Authority, 2.180%, (LIBOR 1 Month), 7/1/2022,	550,000	555,258
Call 1/1/2022 (1)
West Virginia — 0.3%		5,984,825

West Virginia Economic Development Authority, 3.000%, 4/1/2022 (1)	1,000,000	1,035,600
West Virginia Hospital Finance Authority, 5.000%, 1/1/2021	360,000	371,380
Wisconsin — 3.2%		1,406,980

Burlington Area School District, 2.000%, 9/24/2020	1,000,000	1,004,400
City of Lancaster, 4.000%, 5/1/2021, Call 5/1/2020	1,010,000	1,013,990
D C Everest Area School District, 2.000%, 4/1/2022, Call 4/1/2020	1,290,000	1,290,980
Edgar School District, 2.000%, 10/6/2020	1,800,000	1,809,468

Milwaukee & Ozaukee County Joint School District No. 2 Fox Point & Bayside,	2,250,000	2,260,440
2.000%, 8/20/2020
New Richmond School District, 2.000%, 8/27/2020	2,400,000	2,409,264
Oconto Falls Public School District, 2.000%, 10/1/2020	2,450,000	2,463,989
Two Rivers Public School District, 2.000%, 9/30/2020	1,750,000	1,758,033
Wisconsin Health & Educational Facilities Authority, 1.500%, (SIFMA Municipal	500,000	500,760
Swap Index Yield), 7/28/2021, Call 1/28/2021 (1)
Wisconsin Housing & Economic Development Authority, 1.600%, 11/1/2022, Call	2,500,000	2,516,000
11/1/2021 (1)
		17,027,324
Total Municipals		546,774,663
(identified cost $544,451,042)
Short-Term Investments — 1.0%
Repurchase Agreements — 0.0%
Agreement with Fixed Income Clearing Corp., 1.590%, dated 2/28/2020 to be
repurchased at $166,921 on 3/2/2020, collateralized by a U.S. Government Treasury	166,899	166,899
Obligation with a maturity of 11/15/2020, with a fair value of $172,846
Short-Term Municipals — 1.0%
Florida — 1.0%		5,000,000
JEA Electric System Revenue, 1.200%, 3/4/2020	5,000,000
Total Short-Term Investments		5,166,899
(identified cost $5,166,899)
Total Investments — 103.6%
(identified cost $549,617,941)		551,941,562
Other Assets and Liabilities — (3.6)%		(19,068,102)
Total Net Assets — 100.0%		$532,873,460

(1)Denotes a variable rate security. The rate shown is the current interest rate as of February 29, 2020. Rate fluctuations are based underlying positions and/or other variables. For securities whose yields vary with a designated market index or market rate, the reference rate and spread are indicated in the description.

(2)Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds. At February 29, 2020 these securities amounted to:

(3)

(4)

		% of Total
Fund	Amount	Net Assets
Ultra Short Tax-Free Fund	79,453,451	14.91%

Issue represents an Auction Rate Security. An Auction Rate Security is a corporate or municipal bond debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

Purchased on a when-issued or delayed delivery basis.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The Registrant's principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service providers.

(b)There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a) (1) Not applicable to semi-annual reports.

(a) (2) Certifications required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable. (a)(4) Not applicable.

(b)Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMO Funds, Inc.

By: /s/ John M. Blaser

John M. Blaser

President

Date: May 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ John M.Blaser John M. Blaser President

(Principal Executive Officer)

Date: May 6, 2020

By: /s/ Timothy M.Bonin Timothy M. Bonin Treasurer

(Principal Financial Officer)

Date: May 6, 2020